UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson

Assistant Secretary

Thrivent Mutual Funds

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Registered Investment Companies (43.5%)	Value
Affiliated (42.1%)
5,805,748	Thrivent Core International Equity Fund	$53,006,476
4,492,700	Thrivent Core Low Volatility Equity Fund	46,769,010
1,354,723	Thrivent High Yield Fund, Class S	6,272,368
464,434	Thrivent Income Fund, Class S	4,128,821
7,873,588	Thrivent Large Cap Growth Fund, Class S	89,916,377
1,438,675	Thrivent Large Cap Stock Fund, Class S	35,348,254
3,149,903	Thrivent Large Cap Value Fund, Class S	65,328,994
563,218	Thrivent Limited Maturity Bond Fund, Class S	6,944,478
2,888,305	Thrivent Mid Cap Stock Fund, Class S	73,651,779
12,460,414	Thrivent Partner Worldwide Allocation Fund, Class S	118,996,955
1,371,927	Thrivent Small Cap Stock Fund, Class S	31,197,623

	Total	531,561,135

Unaffiliated (1.4%)
3,680	Direxion Daily S&P 500	150,144
2,261	Direxion Daily Small Cap Bull 3X Shares	129,126
11,555	iShares Dow Jones U.S. Real Estate Index Fund ETF	965,305
9,453	iShares Russell 2000 Growth Index Fund[a]	1,771,870
7,884	iShares Russell 2000 Index Fund	1,175,189
5,859	iShares Russell 2000 Value Index Fund	698,803
11,049	ProShares Ultra S&P 500[a]	1,186,884
2,755	ProShares UltraPro QQQ	129,512
4,339	ProShares UltraPro S&P 500[a]	186,967
22,295	SPDR S&P 500 ETF Trust	6,018,089
18,456	SPDR S&P Biotech ETF[a]	1,542,922
10,956	SPDR S&P Retail ETF[a]	483,817
4,012	SPDR S&P Semiconductor ETF	287,540
1,956	VanEck Vectors Semiconductor ETF	188,930
35,765	Vanguard Real Estate ETF	2,983,159

	Total	17,898,257

	Total Registered Investment Companies (cost $461,528,495)	549,459,392

Shares	Common Stock (35.8%)	Value
Communications Services (1.4%)
10,605	Activision Blizzard, Inc.	500,980
2,236	Alphabet, Inc., Class Ab	2,517,490
1,558	Alphabet, Inc., Class Cb	1,739,304
22,065	AT&T, Inc.	663,274
13,043	Auto Trader Group plc[c]	78,275
21,973	CBS Corporation	1,086,785
43,010	Comcast Corporation	1,572,876
11,330	DISH Network Corporation[b]	347,491
1,444	EchoStar Corporation[b]	59,175
1,722	Electronic Arts, Inc.[b]	158,837
12,231	Facebook, Inc.[b]	2,038,785
610	Hemisphere Media Group, Inc.[b]	8,089
4,852	IAC/InterActive Corporation[b]	1,025,131
253	Ipsos SA	5,870
41,994	ITV plc	71,283
400	Kakaku.com, Inc.	7,022
22,194	KCOM Group plc	20,202

Shares	Common Stock (35.8%)	Value
Communications Services (1.4%) - continued
4,300	KDDI Corporation	$107,434
2,574	Liberty Latin America, Ltd.[b]	44,878
6,908	Liberty Media Corporation - Liberty SiriusXM[b]	276,044
285	Lions Gate Entertainment Corporation, Class B	4,996
4,540	Mediaset Espana Comunicacion SA	31,987
28,483	News Corporation, Class A	365,437
20,574	News Corporation, Class B	266,022
52,312	ORBCOMM, Inc.[b]	425,820
818	ProSiebenSat.1 Media AG	14,602
612	Rightmove plc	3,790
3,229	Seven West Media, Ltd.[b]	1,269
8,674	Take-Two Interactive Software, Inc.[b]	915,541
6,881	Telenor ASA	130,271
31,114	Telstra Corporation, Ltd.	70,542
7,317	Tencent Holdings, Ltd., ADR	326,411
2,500	TV Asahi Holdings Corporation	46,295
13,825	Twitter, Inc.[b]	463,967
46,914	Verizon Communications, Inc.	2,583,085
595	Wolters Kluwer NV	37,003

	Total	18,016,263

Consumer Discretionary (3.7%)
1,912	Amazon.com, Inc.[b]	3,286,212
21,573	American Axle & Manufacturing Holdings, Inc.[b]	318,849
300	AOKI Holdings, Inc.	3,534
200	Aoyama Trading Company, Ltd.	4,998
7,011	Aptiv plc	554,780
400	Autobacs Seven Company, Ltd.	6,697
1,000	Benesse Holdings, Inc.	26,108
929	Berkeley Group Holdings plc	45,741
436	Booking Holdings, Inc.[b]	799,105
17,560	BorgWarner, Inc.	718,204
199	Bovis Homes Group plc	2,646
3,000	Bridgestone Corporation	115,474
9,237	Bright Horizons Family Solutions, Inc.[b]	1,069,552
4,617	Bunzl plc	145,583
1,080	Burberry Group plc	25,530
13,184	Burlington Stores, Inc.[b]	2,263,825
16,098	Canada Goose Holdings, Inc.[b]	828,403
1,683	Carnival plc	95,222
1,823	Century Casinos, Inc.[b]	13,982
9,519	Chico’s FAS, Inc.	55,210
22,105	Children’s Place, Inc.	2,138,880
1,710	Chipotle Mexican Grill, Inc.[b]	905,633
400	Chiyoda Company, Ltd.	6,731
7,800	Citizen Watch Company, Ltd.	41,635
258	Compass Group plc	5,521
31,328	Core-Mark Holding Company, Inc.	873,425
854	Countryside Properties plc[c]	3,441
31,228	Crocs, Inc.[b]	896,868
2,629	CSS Industries, Inc.	22,951
2,407	Culp, Inc.	45,974
8,954	D.R. Horton, Inc.	344,281
5,093	Delphi Technologies plc	91,216
2,500	Denso Corporation	114,992
14,090	Dollar Tree, Inc.[b]	1,364,335
33,280	Duluth Holdings, Inc.[a,b]	794,726
5,144	Emerald Expositions Events, Inc.	73,045
9,968	Expedia Group, Inc.	1,188,684
17,783	Extended Stay America, Inc.	304,089
14,959	Five Below, Inc.[b]	1,850,877
83	Genuine Parts Company	8,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Consumer Discretionary (3.7%) - continued
22,137	G-III Apparel Group, Ltd.[b]	$771,917
169	Gildan Activewear, Inc.	5,720
12,280	Habit Restaurants, Inc.[b]	125,502
14,743	Harley-Davidson, Inc.	543,427
871	Haverty Furniture Companies, Inc.	17,742
7,741	Home Depot, Inc.	1,420,706
1,200	Honda Motor Company, Ltd.	36,026
1,978	Inchcape plc	14,883
3,970	International Speedway Corporation	172,496
10,703	Knoll, Inc.	215,772
8,705	Las Vegas Sands Corporation	508,024
22,190	Lowe’s Companies, Inc.	2,133,790
2,475	Lululemon Athletica, Inc.[b]	365,830
2,246	Magna International, Inc.	118,836
3,037	Marks and Spencer Group plc	11,491
2,488	Marriott Vacations Worldwide Corporation	220,288
3,565	McDonald’s Corporation	637,351
5,371	Modine Manufacturing Company[b]	78,578
1,949	Moneysupermarket.com Group plc	7,751
2,725	Netflix, Inc.[b]	925,137
2,500	NHK Spring Company, Ltd.	23,194
12,131	NIKE, Inc.	993,286
20,300	Nissan Motor Company, Ltd.	173,362
17,349	Norwegian Cruise Line Holdings, Ltd.[b]	892,259
11,189	Office Depot, Inc.	33,008
300	Onward Holdings Company, Ltd.	1,754
1,434	O’Reilly Automotive, Inc.[b]	494,242
14,511	Oxford Industries, Inc.	1,111,252
1,824	Park Hotels & Resorts, Inc.	54,848
2,484	Peugeot SA	62,486
30,101	Planet Fitness, Inc.[b]	1,743,450
623	Playa Hotels and Resorts NVb	4,909
200	Plenus Company, Ltd.[a]	3,377
2,581	Polaris Industries, Inc.	216,494
1,766	PVH Corporation	192,688
75,414	Red Rock Resorts, Inc.	1,914,007
2,503	Redrow plc	19,088
3,175	RHa,b	431,387
13,499	Ross Stores, Inc.	1,243,528
800	Sangetsu Company, Ltd.	14,613
10,900	Sekisui House, Ltd.	162,905
500	SHIMAMURA Company, Ltd.	43,298
519	SmartCentres Real Estate Investment Trust	13,153
4,575	Stamps.com, Inc.[b]	851,316
6,441	Starbucks Corporation	438,890
3,600	Sumitomo Rubber Industries, Ltd.	50,041
1,246	Super Retail Group, Ltd.	6,609
100	Takara Standard Company, Ltd.	1,434
7,650	Tapestry, Inc.	296,131
31,513	Toll Brothers, Inc.	1,164,090
8,785	Tower International, Inc.	255,556
3,100	Toyoda Gosei Company, Ltd.	67,825
4,522	Ulta Beauty, Inc.[b]	1,320,062
300	United Arrows, Ltd.	10,651
6,703	Vail Resorts, Inc.	1,261,907
9,426	Wingstop, Inc.	618,817
10,000	Yahoo Japan Corporation	27,030
20,044	Zumiez, Inc.[b]	509,318

	Total	46,508,776

Consumer Staples (1.6%)
5,884	Altria Group, Inc.	290,375
13,974	Archer-Daniels-Midland Company	627,433

Shares	Common Stock (35.8%)	Value
Consumer Staples (1.6%) - continued
500	Arcs Company, Ltd.	$11,170
5,144	Calavo Growers, Inc.[a]	418,516
305	Carlsberg AS	34,918
21,323	Casey’s General Stores, Inc.	2,743,844
16,709	Colgate-Palmolive Company	1,080,738
103,457	Cott Corporation	1,570,477
2,999	Empire Company, Ltd.	67,423
605	ForFarmers BV	5,881
142	Glanbia plc	2,714
71,728	Hain Celestial Group, Inc.[b]	1,314,774
5,184	Imperial Brands plc	172,078
1,820	Inter Parfums, Inc.	120,957
9,500	Japan Tobacco, Inc.	240,500
16,239	John B. Sanfilippo & Son, Inc.	1,108,312
3,690	Kimberly-Clark Corporation	410,992
3,519	Koninklijke Ahold Delhaize NV	92,712
90	L’Oreal SA	21,692
100	Ministop Company, Ltd.	1,797
5,440	Molson Coors Brewing Company	362,358
21,624	Monster Beverage Corporation[b]	1,237,758
16,453	PepsiCo, Inc.	1,853,759
10,585	Philip Morris International, Inc.	812,081
676	Seneca Foods Corporation[b]	19,334
2,035	SpartanNash Company	42,226
800	Sugi Holdings Company, Ltd.	33,214
300	Sundrug Company, Ltd.	9,601
131,128	SunOpta, Inc.[b]	545,492
1,983	Swedish Match AB	88,842
4,900	TreeHouse Foods, Inc.[b]	285,964
58,468	Turning Point Brands, Inc.	2,070,352
2,579	Unilever NV	138,106
3,731	Unilever plc	196,004
19,736	Wal-Mart Stores, Inc.	1,891,301

	Total	19,923,695

Energy (1.4%)
7,001	Abraxas Petroleum Corporation[b]	8,331
11,369	Anadarko Petroleum Corporation	538,095
47,576	Archrock, Inc.	449,117
10,800	BP plc ADR	444,096
181,884	Callon Petroleum Company[b]	1,480,536
19,271	Chevron Corporation	2,209,420
9,900	Comstock Resources, Inc.[a,b]	59,499
4,429	Concho Resources, Inc.[b]	530,771
13,408	Denbury Resources, Inc.[b]	27,218
7,230	Diamondback Energy, Inc.	745,558
5,590	EQT Corporation	108,837
2,170	Era Group, Inc.[b]	20,441
131,338	Euronav NV	1,021,810
547	Evolution Petroleum Corporation	4,086
6,230	Exterran Corporation[b]	108,153
19,437	Exxon Mobil Corporation	1,424,343
13,911	Forum Energy Technologies, Inc.[b]	68,303
95	Gaztransport Et Technigaz SA	8,024
50,438	Gran Tierra Energy, Inc.[b]	119,538
19,475	Halliburton Company	610,736
2,934	Helix Energy Solutions Group, Inc.[b]	20,039
59,514	Marathon Oil Corporation	939,726
12,650	Marathon Petroleum Corporation	838,189
762	Matrix Service Company[b]	16,345
6,091	McDermott International, Inc.[b]	53,723
11,906	Nabors Industries, Ltd.	35,242
2,016	Newpark Resources, Inc.[b]	16,753
61,774	Nine Energy Service, Inc.[b]	1,481,341
5,727	Par Pacific Holdings, Inc.[b]	93,121
62,951	Patterson-UTI Energy, Inc.	763,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Energy (1.4%) - continued
1,344	Phillips 66	$128,231
3,635	Pioneer Energy Services Corporation[b]	5,380
5,748	Pioneer Natural Resources Company	818,055
284	Royal Dutch Shell plc, Class A	8,804
6,256	Royal Dutch Shell plc, Class B	194,240
4,417	Superior Energy Services, Inc.[b]	17,270
40,169	Talos Energy, Inc.[b]	767,228
30,367	TechnipFMC plc	697,226
6,374	Teekay Tankers, Ltd.	6,374
29,043	Transocean, Ltd.[a,b]	248,899
14,377	Unit Corporation[b]	229,457
237	Weatherford International plc[a,b]	154
22,060	WPX Energy, Inc.[b]	270,456

	Total	17,636,761

Financials (6.3%)
1,068	Aareal Bank AG	34,535
4,902	Affiliated Managers Group, Inc.	514,465
15,510	Aflac, Inc.	739,827
2,551	AG Mortgage Investment Trust, Inc.	45,969
277	Aircastle, Ltd.	5,773
409	Allianz SE	86,778
11,326	Allstate Corporation	995,216
15,450	Ally Financial, Inc.	402,627
4,747	American Express Company	487,517
19,774	American Financial Group, Inc.	1,886,242
8,550	American International Group, Inc.	369,616
124	Ameriprise Financial, Inc.	15,698
8,269	Ameris Bancorp	313,809
7,000	Arch Capital Group, Ltd.[b]	205,450
6,295	Argo Group International Holdings, Ltd.	420,128
9,950	Arthur J. Gallagher & Company	743,364
57,769	Assured Guaranty, Ltd.	2,343,111
420	ASX, Ltd.	19,501
9,802	Axos Financial, Inc.[b]	297,589
4,806	Banca Monte dei Paschi di Siena SPA[a,b]	6,809
9	BancFirst Corporation	483
37,157	BancorpSouth Bank	1,084,241
128,473	Bank of America Corporation	3,657,626
1,049	Bank of Marin Bancorp	43,995
457	Bank of New York Mellon Corporation	23,910
2,420	BankFinancial Corporation	36,300
3,379	Bankinter SA	26,384
5,116	Berkshire Hathaway, Inc.[b]	1,051,543
20,670	Blackstone Group, LP	696,579
7,578	BOK Financial Corporation	629,808
12,204	Boston Private Financial Holdings, Inc.	141,566
45,233	BrightSphere Investment Group	559,532
15,532	Brown & Brown, Inc.	421,849
968	Byline Bancorp, Inc.[b]	18,286
3,235	CaixaBank SA	12,235
20,559	Capital One Financial Corporation	1,656,850
4,036	Cathay General Bancorp	149,816
11,870	Central Pacific Financial Corporation	339,838
8,639	Charles Schwab Corporation	404,046
628	Cherry Hill Mortgage Investment Corporation	11,618
4,790	Chubb, Ltd.	637,309
5,928	CI Financial Corporation	79,810
4,272	Cincinnati Financial Corporation	346,545
52,923	Citigroup, Inc.	3,411,417
3,684	CNP Assurances	83,696
2,593	Colony Capital, Inc.	15,739

Shares	Common Stock (35.8%)	Value
Financials (6.3%) - continued
5,800	Comerica, Inc.	$456,692
7,453	Community Trust Bancorp, Inc.	302,666
3,345	Direct Line Insurance Group plc	14,785
16,638	Discover Financial Services	1,122,899
2,866	DnB ASA	50,869
34,384	Dynex Capital, Inc.	206,992
25,145	E*TRADE Financial Corporation	1,173,266
15,051	East West Bancorp, Inc.	757,366
3,120	Ellington Residential Mortgage REIT	36,379
5,663	Employers Holdings, Inc.	239,941
7,357	Enterprise Financial Services Corporation	324,664
14,418	Essent Group, Ltd.[b]	573,115
1,531	Euronext NVc	94,312
1,096	FBL Financial Group, Inc.	76,961
40,370	Fifth Third Bancorp	1,082,723
3,391	Financial Institutions, Inc.	90,947
3,878	Finecobank Banca Fineco SPA	42,169
5,373	First American Financial Corporation	269,080
7,501	First Busey Corporation	185,725
149	First Citizens BancShares, Inc.	60,722
9,943	First Defiance Financial Corporation	280,194
2,196	First Financial Corporation	91,068
31,351	First Hawaiian, Inc.	806,661
25,170	First Interstate BancSystem, Inc.	979,616
580	First Merchants Corporation	21,245
360	First Mid-Illinois Bancshares, Inc.	11,729
2,864	First Midwest Bancorp, Inc.	63,065
802	First of Long Island Corporation	16,617
8,257	First Republic Bank	797,874
12,273	FlexiGroup, Ltd.	11,762
1,419	Genworth MI Canada, Inc.[a]	48,285
1,510	Goldman Sachs Group, Inc.	298,995
6,999	Great Southern Bancorp, Inc.	373,327
37,928	Hamilton Lane, Inc.	1,375,649
30,018	Hancock Whitney Corporation	1,233,139
325	Hanmi Financial Corporation	7,127
387	Hannover Rueckversicherung SE	55,857
881	Hanover Insurance Group, Inc.	100,469
26,621	Hartford Financial Services Group, Inc.	1,249,057
302	Heartland Financial USA, Inc.	13,699
89,510	Heritage Commerce Corporation	1,187,798
940	HFF, Inc.	38,935
4,851	Hometrust Bancshares, Inc.	130,977
18,212	Horace Mann Educators Corporation	758,530
4,701	Horizon Bancorp, Inc.	75,874
18,681	Houlihan Lokey, Inc.	826,447
59,815	Huntington Bancshares, Inc.	791,951
16,814	IBERIABANK Corporation	1,242,386
6,189	Independent Bank Corporation	137,148
4,315	Interactive Brokers Group, Inc.	217,476
26,810	Intercontinental Exchange, Inc.	2,057,936
45,206	Investment Technology Group, Inc.	1,367,934
10,775	J.P. Morgan Chase & Company	1,115,212
17,890	Kemper Corporation	1,344,970
57,431	KeyCorp	945,889
880	KKR Real Estate Finance Trust, Inc.	18,146
2,639	Lakeland Bancorp, Inc.	41,300
8,840	Loews Corporation	423,436
500	Markel Corporation[b]	526,755
3,388	MarketAxess Holdings, Inc.	727,641
66,207	Medibank Private, Ltd.	126,219
1,212	Mercantile Bank Corporation	40,238
23,522	Meridian Bancorp, Inc.	372,471
13,640	MetLife, Inc.	622,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Financials (6.3%) - continued
8,688	MidWestOne Financial Group, Inc.	$240,744
18,079	Morgan Stanley	764,742
5,529	MSCI, Inc.	941,423
7,759	National Bank Holdings Corporation	247,978
602	National Bank of Canada	28,314
56	National Western Life Group, Inc.	16,985
1,178	Newmark Group, Inc.	12,310
2,133	Old Second Bancorp, Inc.	29,926
1,331	Pacific Premier Bancorp, Inc.[b]	39,597
8,997	PacWest Bancorp	347,194
370	Paragon Banking Group plc	2,015
563	Pargesa Holding SA	44,441
78	Park National Corporation	7,334
53,707	PCSB Financial Corporation	1,090,789
408	Peapack-Gladstone Financial Corporation	10,890
590	Peoples Bancorp, Inc.	18,880
137	Piper Jaffray Companies	9,457
12,513	Primerica, Inc.	1,406,086
724	Principal Financial Group, Inc.	36,251
16,703	Provident Financial Services, Inc.	412,731
4,455	Prudential Financial, Inc.	410,484
4,534	QCR Holdings, Inc.	155,335
16,100	Radian Group, Inc.	309,764
9,489	Raymond James Financial, Inc.	763,864
2,120	Reinsurance Group of America, Inc.	306,234
1,627	S&P Global, Inc.	311,815
9,949	Sandy Spring Bancorp, Inc.	324,437
61,815	Santander Consumer USA Holdings Inc.	1,178,194
57,365	Seacoast Banking Corporation of Florida[b]	1,578,685
3,257	SEI Investments Company	154,838
500	Senshu Ikeda Holdings, Inc.	1,371
203,220	SLM Corporation[b]	2,176,486
16,759	State Auto Financial Corporation	569,806
4,250	State Street Corporation	301,325
22,314	Stifel Financial Corporation	1,068,171
426	Sun Life Financial, Inc.	15,368
7,297	SunTrust Banks, Inc.	433,588
6,714	SVB Financial Group[b]	1,566,913
37,955	Synovus Financial Corporation	1,344,366
920	Territorial Bancorp, Inc.	25,374
643	Topdanmark AS	30,635
1,670	Towne Bank	43,353
2,798	TriCo Bancshares	105,541
23,879	TrustCo Bank Corporation	185,301
13,290	U.S. Bancorp	679,916
860	Umpqua Holdings Corporation	15,205
23,342	United Community Banks, Inc.	600,356
8,002	United Financial Bancorp, Inc.	118,510
710	Univest Corporation of Pennsylvania	16,678
5,649	Unum Group	196,359
1,932	Washington Trust Bancorp, Inc.	100,541
6,435	Wells Fargo & Company	314,736
3,750	Western Alliance Bancorp[b]	166,050
769	Western Asset Mortgage Capital Corporation	7,352
135	Westwood Holdings Group, Inc.	4,944
6,604	Wintrust Financial Corporation	469,809
8,172	WSFS Financial Corporation	344,613
34,520	Zions Bancorporations NA	1,642,807

	Total	79,358,572

Health Care (5.8%)
3,118	ABIOMED, Inc.[b]	1,094,636

Shares	Common Stock (35.8%)	Value
Health Care (5.8%) - continued
8,457	Aerie Pharmaceuticals, Inc.[b]	$397,648
26,911	Agilent Technologies, Inc.	2,046,582
89	Allergan plc	12,814
4,902	AmerisourceBergen Corporation	408,680
7,040	Amgen, Inc.	1,317,254
487	Amplifon SPA	8,725
1,681	Ardelyx, Inc.[b]	3,530
4,417	Arena Pharmaceuticals, Inc.[b]	203,050
107	Atrion Corporation	79,805
9,000	Baxter International, Inc.	652,410
2,007	Becton, Dickinson and Company	500,666
3,733	Biogen, Inc.[b]	1,246,001
17,208	BioMarin Pharmaceutical, Inc.[b]	1,689,309
1,250	Bio-Techne Corporation	218,075
12,790	Bruker Corporation	448,417
11,096	Cardiovascular Systems, Inc.[b]	345,419
40,914	Catalent, Inc.[b]	1,510,954
1,861	Charles River Laboratories International, Inc.[b]	229,257
5,782	Cigna Holding Company	1,155,301
8,096	Concert Pharmaceuticals, Inc.[b]	114,558
20,847	CVS Health Corporation	1,366,521
10,377	Danaher Corporation	1,151,017
10,780	Dexcom, Inc.[b]	1,520,303
6,138	Edwards Lifesciences Corporation[b]	1,046,038
2,769	Eli Lilly and Company	331,892
15,793	Evolent Health, Inc.[b]	279,220
37,130	GenMark Diagnostics, Inc.[b]	246,543
347	Genomic Health, Inc.[b]	26,306
92	Gerresheimer AG	6,230
14,113	Gilead Sciences, Inc.	988,051
8,897	GlaxoSmithKline plc	172,820
322	GN Store Nord AS	13,880
66,128	Halozyme Therapeutics, Inc.[b]	1,069,951
5,007	Heska Corporation[b]	493,690
2,119	Hill-Rom Holdings, Inc.	211,942
1,500	Illumina, Inc.[b]	419,685
9,296	Immunomedics, Inc.[b]	137,488
13,460	Inogen, Inc.[b]	2,035,287
6,298	Inspire Medical Systems, Inc.[b]	337,762
12,863	Intersect ENT, Inc.[b]	381,645
3,572	Intra-Cellular Therapies, Inc.[b]	43,007
1,212	Intuitive Surgical, Inc.[b]	634,652
7,830	Jazz Pharmaceuticals, Inc.[b]	985,719
24,726	Johnson & Johnson	3,290,536
400	KYORIN Holdings, Inc.	8,494
27,379	LHC Group, Inc.[b]	2,894,782
3,860	Ligand Pharmaceuticals, Inc.[b]	455,866
65	LNA Sante	3,539
2,111	Magellan Health Services, Inc.[b]	137,553
2,806	McKesson Corporation	359,870
21,926	Medtronic plc	1,938,039
29,630	Merck & Company, Inc.	2,205,361
12,059	Merit Medical Systems, Inc.[b]	681,695
18,547	Mylan NVb	555,483
24,500	Natera, Inc.[b]	332,955
1,952	National Healthcare Corporation	156,804
13,513	Neurocrine Biosciences, Inc.[b]	1,192,117
6,676	Nevro Corporation[b]	324,187
2,958	Novartis AG	258,236
5,480	Novo Nordisk AS	256,826
8,208	Novocure, Ltd.[b]	402,192
30,091	NuVasive, Inc.[b]	1,508,763
19,634	Omnicell, Inc.[b]	1,278,762
78,586	Optinose, Inc.[a,b]	506,094
13,983	PerkinElmer, Inc.	1,265,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Health Care (5.8%) - continued
62,338	Pfizer, Inc.	$2,646,248
4,075	Ra Medical Systems, Inc.[a,b]	30,074
141	Recordati SPA	5,109
866	Roche Holding AG	230,387
4,469	Sage Therapeutics, Inc.[b]	637,235
29,585	Syneos Health, Inc.[b]	1,510,018
22,261	Tactile Systems Technology, Inc.[b]	1,482,137
12,212	Teleflex, Inc.	3,339,982
7,885	Thermo Fisher Scientific, Inc.	1,937,108
14,534	UnitedHealth Group, Inc.	3,927,087
12,410	Universal Health Services, Inc.	1,644,697
14,875	Valeant Pharmaceuticals International, Inc.[b]	365,181
20,524	Veeva Systems, Inc.[b]	2,238,347
9,219	Vertex Pharmaceuticals, Inc.[b]	1,759,999
6,224	West Pharmaceutical Services, Inc.	673,872
35,450	Wright Medical Group NVb	1,057,828
20,148	Zoetis, Inc.	1,735,952

	Total	72,817,617

Industrials (5.5%)
4,947	Acco Brands Corporation	43,682
2,458	ACS Actividades de Construccion y Servicios, SAb	101,722
2,125	Acuity Brands, Inc.	256,934
2,433	Aegion Corporation[b]	44,159
13,059	Aerojet Rocketdyne Holdings, Inc.[b]	515,439
700	AGC, Inc.	23,723
16,183	AGCO Corporation	1,038,949
1,936	Altra Industrial Motion Corporation	59,261
16,342	AMETEK, Inc.	1,191,332
14,874	Arcosa, Inc.	437,742
9,315	ASGN, Inc.[b]	586,752
4,054	Atlas Copco AB, Class A	105,766
3,636	Atlas Copco AB, Class B	87,007
7,479	AZZ, Inc.	334,685
3,964	Boeing Company	1,528,598
464	Brady Corporation	20,745
4,675	Brink’s Company	346,184
26,832	BWX Technologies, Inc.	1,245,541
26,598	Casella Waste Systems, Inc.[b]	801,132
8,402	CBIZ, Inc.[b]	164,679
87	Chase Corporation	8,771
433	CIA De Distribucion Integral	11,181
2,188	Colfax Corporation[b]	54,153
603	Columbus McKinnon Corporation	21,829
1,807	Comfort Systems USA, Inc.	86,682
10,116	Costamare, Inc.	51,389
9,158	Crane Company	757,916
518	CSW Industrials, Inc.[b]	26,755
24,017	CSX Corporation	1,577,917
197	Cummins, Inc.	28,981
8,352	Curtiss-Wright Corporation	948,119
18,650	Delta Air Lines, Inc.	921,870
7,930	Dycom Industries, Inc.[b]	460,337
18,105	EMCOR Group, Inc.	1,180,989
11,202	Emerson Electric Company	733,395
23,966	Encore Wire Corporation	1,291,767
275	Ennis, Inc.	5,456
800	ESCO Technologies, Inc.	52,088
14,576	Federal Signal Corporation	320,380
298	Ferguson plc	19,955
4,252	Forrester Research, Inc.	190,957
750	Franklin Electric Company, Inc.	35,835
990	Gardner Denver Holdings, Inc.[b]	24,423
4,916	General Dynamics Corporation	841,472

Shares	Common Stock (35.8%)	Value
Industrials (5.5%) - continued
6,018	Global Brass and Copper Holdings, Inc.	$181,984
2,852	Gorman-Rupp Company	98,537
13,648	Granite Construction, Inc.	589,867
5,692	GWA Group, Ltd.	11,575
18,530	Healthcare Services Group, Inc.[a]	808,279
11,569	Heico Corporation	977,581
875	Herc Holdings, Inc.[b]	32,419
1,100	Hino Motors, Ltd.	11,044
500	Hitachi Zosen Corporation	1,663
89	Hochtief AG	13,311
20,353	Honeywell International, Inc.	2,923,301
993	Hub Group, Inc.[b]	44,198
4,143	Hubbell, Inc.	452,954
3,435	Huntington Ingalls Industries, Inc.	709,156
796	Hyster-Yale Materials Handling, Inc.	55,394
2,573	IDEX Corporation	354,714
1,848	Illinois Tool Works, Inc.	253,749
700	Inaba Denki Sangyo Company, Ltd.	27,332
13,521	Ingersoll-Rand plc	1,352,641
24,593	Interface, Inc.	403,571
166	Jacobs Engineering Group, Inc.	10,757
6,782	JB Hunt Transport Services, Inc.	725,945
6,549	KAR Auction Services, Inc.	340,614
109,832	KeyW Holding Corporation[b]	788,594
4,260	Kforce, Inc.	139,771
922	Koninklijke Philips NV	36,350
7,224	Korn/Ferry International	329,414
14,209	Lincoln Electric Holdings, Inc.	1,228,226
6,961	Lindsay Corporation	597,811
3,145	Lockheed Martin Corporation	911,075
675	Manitowoc Company, Inc.[b]	10,274
13,490	Masco Corporation	437,211
10,523	Masonite International Corporation[b]	601,916
2,478	Meggitt plc	16,783
15,720	Mercury Systems, Inc.[b]	921,664
12,519	Milacron Holdings Corporation[b]	173,513
500	Mitsuboshi Belting, Ltd.	9,553
500	Mitsui & Company, Ltd.	8,169
451	Monadelphous Group, Ltd.	4,846
2,971	Moog, Inc.	265,815
139,604	MRC Global, Inc.[b]	2,180,614
8,321	Mueller Industries, Inc.	215,597
1,982	Mueller Water Products, Inc.	19,582
2,215	National Express Group plc	11,452
12,085	NCI Building Systems, Inc.[b]	98,614
1,800	Nitto Kogyo Corporation	32,528
905	Nobina ABc	6,207
7,280	Norfolk Southern Corporation	1,221,147
667	Northgate plc	3,235
5,320	Old Dominion Freight Line, Inc.	723,148
18,464	Oshkosh Corporation	1,385,723
4,623	PageGroup plc	26,807
1,740	Parker Hannifin Corporation	286,769
66,711	Primoris Services Corporation	1,330,884
1,282	Radiant Logistics, Inc.[b]	6,333
10,684	Raven Industries, Inc.	395,201
1,684	Raytheon Company	277,456
13,112	Regal-Beloit Corporation	1,006,477
5,937	RELX plc	131,501
717	RELX plc	15,846
1,851	Resources Connection, Inc.	30,930
45,314	Ritchie Brothers Auctioneers, Inc.	1,629,491
158	Rockwool International AS	42,378
5,287	Roper Industries, Inc.	1,497,596
106	Rush Enterprises, Inc.	4,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Industrials (5.5%) - continued
2,819	Sandvik AB	$45,047
475	Schindler Holding AG, Participation Certificate	101,042
562	Schneider Electric SE	39,970
19,790	SiteOne Landscape Supply, Inc.[b]	1,054,807
3,964	SKF AB	66,770
45	Societe BIC SA	4,507
42,420	Southwest Airlines Company	2,407,759
2,026	SP Plus Corporation[b]	67,061
289	Spirax-Sarco Engineering plc	24,305
3,131	SPX Corporation[b]	93,147
8,439	SPX FLOW, Inc.[b]	276,546
5,685	Standex International Corporation	423,987
9,300	Sumitomo Electric Industries, Ltd.	132,510
200	Taikisha, Ltd.	5,318
23,414	Terex Corporation	719,044
2,661	Timken Company	113,332
1,647	Titan International, Inc.	9,256
700	Toppan Forms Company, Ltd.	5,870
31,570	TPI Composites, Inc.[b]	955,624
1,086	Transcontinental, Inc.	17,299
1,922	TransDigm Group, Inc.[b]	751,502
7,835	TransUnion	476,525
9,497	TriMas Corporation[b]	275,318
500	Tsubakimoto Chain Company	18,516
360	UniFirst Corporation	49,835
12,880	United Continental Holdings, Inc.[b]	1,124,038
5,228	United Parcel Service, Inc.	551,031
7,881	United Rentals, Inc.[b]	987,174
19,733	United Technologies Corporation	2,329,875
2,605	Universal Truckload Services, Inc.	53,090
7,377	Valmont Industries, Inc.	951,633
16,715	Verisk Analytics, Inc.[b]	1,962,508
6,158	WABCO Holdings, Inc.[b]	703,428
14,595	WageWorks, Inc.[b]	460,472
40,907	Waste Connections, Inc.	3,418,189
2,763	Watsco, Inc.	407,487
201	Watts Water Technologies, Inc.	15,049
22,853	Willdan Group, Inc.[b]	769,003
400	Yuasa Trading Company, Ltd.	11,715

	Total	69,907,380

Information Technology (7.6%)
53,766	Advanced Micro Devices, Inc.[b]	1,312,428
20,858	Akamai Technologies, Inc.[b]	1,357,856
3,370	Alliance Data Systems Corporation	598,478
167	Altisource Portfolio Solutions SAb	3,955
1,466	Amadeus IT Holding SA	106,605
6,313	Ambarella, Inc.[a,b]	239,894
1,626	American Software, Inc.	17,984
33,163	Amphenol Corporation	2,915,691
3,269	ANSYS, Inc.[b]	537,260
18,983	Apple, Inc.	3,159,530
10,249	Arista Networks, Inc.[b]	2,201,280
9,401	Arrow Electronics, Inc.[b]	714,006
2,001	Atkore International Group, Inc.[b]	46,403
5,290	Atlassian Corporation plc[b]	520,536
5,170	Autodesk, Inc.[b]	761,024
7,084	Automatic Data Processing, Inc.	990,627
9,735	Benchmark Electronics, Inc.	247,464
38,764	Blackline, Inc.[b]	1,844,391
36,866	Booz Allen Hamilton Holding Corporation	1,811,227
5,300	Canon, Inc.	152,429
1,249	Capgemini SA	137,933
997	CDK Global, Inc.	48,763

Shares	Common Stock (35.8%)	Value
Information Technology (7.6%) - continued
3,947	CDW Corporation	$328,667
6,920	CEVA, Inc.[b]	196,805
2,884	CGI Group, Inc.[b]	190,672
63,329	Ciena Corporation[b]	2,412,202
121,126	Cisco Systems, Inc.	5,728,049
44,950	Clearwater Energy, Inc., Class A	660,765
7,509	Cognex Corporation	341,659
6,746	Cognizant Technology Solutions Corporation	470,061
1,505	Cohu, Inc.	26,398
3,391	Computershare, Ltd.	43,929
8,699	CoreLogic, Inc.[b]	315,774
7,238	Coupa Software, Inc.[b]	629,416
223	CSG Systems International, Inc.	8,070
12,171	Descartes Systems Group, Inc.[b]	378,031
220	Dialog Semiconductor plc[b]	6,432
58,903	Dolby Laboratories, Inc.	3,806,901
1,092	DXC Technology Company	70,019
917	Endurance International Group Holdings, Inc.[b]	7,428
5,028	Envestnet, Inc.[b]	272,769
3,640	Euronet Worldwide, Inc.[b]	418,636
14,605	EVERTEC, Inc.	404,120
1,139	ExlService Holdings, Inc.[b]	65,492
509	eXp World Holdings, Inc.[b]	5,568
12,618	Fiserv, Inc.[b]	1,046,411
8,770	Five9, Inc.[b]	448,410
8,704	FLIR Systems, Inc.	425,452
3,397	Fortinet, Inc.[b]	260,108
12,845	Global Payments, Inc.	1,442,237
31,439	Guidewire Software, Inc.[b]	2,725,133
5,369	Halma plc	98,746
134	International Business Machines Corporation	18,012
18,604	Keysight Technologies, Inc.[b]	1,377,068
2,480	Kulicke and Soffa Industries, Inc.	55,874
5,270	Lam Research Corporation	893,687
31,257	M/A-COM Technology Solutions Holdings, Inc.[b]	563,564
1,004	ManTech International Corporation	56,595
13,452	MasterCard, Inc.	2,840,121
4,441	Methode Electronics, Inc.	114,356
49,354	Microsoft Corporation	5,154,038
2,677	MicroStrategy, Inc.[b]	339,685
1,142	MKS Instruments, Inc.	93,221
2,344	MoneyGram International, Inc.[b]	4,993
27,414	Monolithic Power Systems, Inc.	3,469,516
2,906	Monotype Imaging Holdings, Inc.	48,240
35,744	National Instruments Corporation	1,580,600
1,000	NEC Networks & System Integration Corporation	22,088
17,439	New Relic, Inc.[b]	1,772,674
7,452	Nice, Ltd. ADR[b]	819,347
5,831	Novanta, Inc.[b]	406,304
46,536	Oracle Corporation	2,337,503
1,200	Otsuka Corporation	38,842
6,090	Palo Alto Networks, Inc.[b]	1,308,254
9,565	PayPal Holdings, Inc.[b]	848,989
9,060	Pegasystems, Inc.	509,987
25,973	Plexus Corporation[b]	1,457,605
367	Progress Software Corporation	13,296
18,076	Proofpoint, Inc.[b]	1,841,402
23,111	Q2 Holdings, Inc.[b]	1,373,487
57,632	Quantenna Communications, Inc.[b]	861,022
670	Red Hat, Inc.[b]	119,153
21,966	Rogers Corporation[b]	2,787,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Information Technology (7.6%) - continued
3,549	Rudolph Technologies, Inc.[b]	$77,084
300	Ryoyo Electro Corporation	4,102
50,647	SailPoint Technologies Holdings, Inc.[b]	1,445,972
10,895	Salesforce.com, Inc.[b]	1,655,713
1,831	ScanSource, Inc.[b]	70,146
21,583	Sequans Communications SA ADR[a,b]	22,878
7,729	ServiceNow, Inc.[b]	1,700,535
5,100	Shinko Electric Industries Company, Ltd.	35,165
515	Silicon Laboratories, Inc.[b]	39,397
67	Siltronic AG	6,656
1,901	Sykes Enterprises, Inc.[b]	52,411
24,601	Synopsys, Inc.[b]	2,296,503
8,048	Teradata Corporation[b]	357,170
9,234	Teradyne, Inc.	332,332
18,790	Texas Instruments, Inc.	1,891,777
100	Tokyo Seimitsu Company, Ltd.	2,929
317	Trimble, Inc.[b]	11,938
10,324	Tyler Technologies, Inc.[b]	1,953,198
1,269	Ultimate Software Group, Inc.[b]	346,526
3,197	Ultra Clean Holdings, Inc.[b]	37,916
4,127	Universal Display Corporation[a]	428,506
8,445	Verint Systems, Inc.[b]	408,485
969	VeriSign, Inc.[b]	164,023
49,370	Virtusa Corporation[b]	2,395,432
10,545	Visa, Inc.	1,423,680
18,973	Xilinx, Inc.	2,123,838
15,722	Zix Corporation[b]	111,941
21,538	Zuora, Inc.[b]	466,082

	Total	95,949,687

Materials (1.1%)
11,490	Alcoa Corporation[b]	341,023
6,175	Balchem Corporation	512,648
7,075	Ball Corporation	369,881
6,908	BHP Group plc	154,343
4,019	BHP Group, Ltd.	102,616
11,077	Celanese Corporation	1,060,734
12,820	CF Industries Holdings, Inc.	559,593
15,652	Chemours Company	559,559
3,442	Continental Building Products, Inc.[b]	90,662
10,385	Eastman Chemical Company	837,239
1,493	Evonik Industries AG	40,831
6,790	Ferroglobe Representation & Warranty Insurance Trust[b,d]	1
137	Fuchs Petrolub SE	6,427
1,861	Granges AB	17,899
1,272	Hexpol AB	11,259
500	Hitachi Chemical Company, Ltd.	8,247
400	Hokuetsu Corporation	2,170
5,219	Innospec, Inc.	366,739
2,600	JSR Corporation	42,038
3,436	Kadant, Inc.	293,091
526	Kaiser Aluminum Corporation	52,795
196	Koninklijke DSM NV	18,329
1,369	Kraton Performance Polymers, Inc.[b]	38,606
2,300	Kuraray Company, Ltd.	35,371
1,800	Kyoei Steel, Ltd.	29,389
200	Lintec Corporation	4,429
5,600	Martin Marietta Materials, Inc.	989,408
7,016	Mercer International, Inc.	103,626
1,445	Methanex Corporation	78,854
3,050	Minerals Technologies, Inc.	178,639
4,500	Mitsubishi Gas Chemical Company, Inc.	71,175
2,733	Mondi plc	66,092

Shares	Common Stock (35.8%)	Value
Materials (1.1%) - continued
4,577	Myers Industries, Inc.	$74,422
1,800	Nippon Kayaku Company, Ltd.	22,665
1,300	Nippon Light Metal Holdings Company, Ltd.	2,885
6,000	Nippon Steel & Sumitomo Metal Corporation	111,110
6,533	Nucor Corporation	400,081
588	Olympic Steel, Inc.	11,331
19,688	OMNOVA Solutions, Inc.[b]	175,420
18,320	Owens-Illinois, Inc.	367,682
2,278	Packaging Corporation of America	214,861
10,553	Reliance Steel & Aluminum Company	864,080
3,893	RPM International, Inc.	222,524
2,803	Ryerson Holding Corporation[b]	19,705
4,912	Sandfire Resources NL	25,058
6,506	Schweitzer-Mauduit International, Inc.	208,582
20,472	Scotts Miracle-Gro Company	1,522,093
2,556	SSAB AB, Class A	10,132
17,081	Steel Dynamics, Inc.	624,994
478	Stepan Company	42,031
200	Taiyo Holdings Company, Ltd.	6,089
1,200	Toagosei Company, Ltd.	13,977
2,080	Tronox, Ltd.	18,221
100	Ube Industries, Ltd.	2,261
7,941	United States Lime & Minerals, Inc.	548,008
4,778	UPM-Kymmene Oyj	138,761
12,833	WestRock Company	522,431
2,723	Worthington Industries, Inc.	102,739

	Total	13,315,856

Real Estate (1.0%)
363	Acadia Realty Trust	10,429
118	Agree Realty Corporation	7,792
3,006	Alexander & Baldwin, Inc.[b]	69,258
2,650	Alexandria Real Estate Equities, Inc.	349,032
94	American Assets Trust, Inc.	4,036
1,268	American Campus Communities, Inc.	58,353
1,528	Apartment Investment & Management Company	75,667
1,585	Apple Hospitality REIT, Inc.	26,010
3,445	Ares Commercial Real Estate Corporation	49,608
4,361	Armada Hoffler Properties, Inc.	65,502
5,825	Ashford Hospitality Trust, Inc.	28,834
528	Bluerock Residential Growth REIT, Inc.	5,481
1,255	Brandywine Realty Trust	18,888
5,913	Brixmor Property Group, Inc.	101,290
5,621	Camden Property Trust	544,956
378	CareTrust REIT, Inc.	8,308
245	Castellum AB	4,645
8,132	CBL & Associates Properties, Inc.	20,249
24,807	Cedar Realty Trust, Inc.	86,576
2,507	Chatham Lodging Trust	50,666
145	Chesapeake Lodging Trust	4,130
1,366	City Office REIT, Inc.	15,791
188	Columbia Property Trust, Inc.	4,149
1,826	CoreCivic, Inc.	36,283
1,150	Corepoint Lodging, Inc.	14,076
8,821	CoreSite Realty Corporation	871,427
3,978	Corporate Office Properties Trust	98,217
57,492	Cousins Properties, Inc.	508,804
576	CubeSmart	17,827
887	CyrusOne, Inc.	48,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (35.8%)	Value
Real Estate (1.0%) - continued
1,000	Daito Trust Construction Company, Ltd.	$138,892
225	Deutsche EuroShop AG	7,002
876	DiamondRock Hospitality Company	8,900
2,790	Digital Realty Trust, Inc.	302,269
3,973	Douglas Emmett, Inc.	150,299
11,980	Duke Realty Corporation	350,295
263	EastGroup Properties, Inc.	27,210
2,658	Empire State Realty Trust, Inc.	41,093
1,319	EPR Properties	96,366
955	Equity Commonwealth	30,904
1,089	Equity Lifestyle Properties, Inc.	115,303
1,521	Farmland Partners, Inc.	8,533
1,012	First Industrial Realty Trust, Inc.	33,113
213	Four Corners Property Trust, Inc.	6,015
5,090	Franklin Street Properties Corporation	37,768
2,785	Gaming and Leisure Properties, Inc.	104,438
3,476	GEO Group, Inc.	78,384
770	Getty Realty Corporation	24,686
2,082	Gladstone Commercial Corporation	41,536
196	Global Net Lease, Inc.	3,800
383	Granite REIT	17,364
2,369	Healthcare Realty Trust, Inc.	76,495
2,842	Healthcare Trust of America, Inc.	80,770
4,220	Highwoods Properties, Inc.	187,030
8,318	Hospitality Properties Trust	221,758
17,248	Host Hotels & Resorts, Inc.	311,499
108	Howard Hughes Corporation[b]	11,992
1,485	Hudson Pacific Properties, Inc.	48,218
11,000	Hysan Development Company, Ltd.	57,242
1,017	Industrial Logistics Properties Trust	21,855
374	Investors Real Estate Trust	22,017
2,152	iSTAR Financial, Inc.	20,638
1,618	JBG SMITH Properties	62,536
1,708	Jones Lang LaSalle, Inc.	244,944
3,621	Kilroy Realty Corporation	255,136
1,393	Kite Realty Group Trust	23,166
1,859	Lamar Advertising Company	138,403
1,215	Lexington Realty Trust	11,676
2,112	Liberty Property Trust	99,560
387	Life Storage, Inc.	38,030
200	LTC Properties, Inc.	9,488
689	Mack-Cali Realty Corporation	14,193
3,408	Medical Properties Trust, Inc.	62,026
429	MGM Growth Properties LLC	13,299
35,164	Mirvac Group	61,655
2,054	Monmouth Real Estate Investment Corporation	28,222
307	National Health Investors, Inc.	25,561
1,857	National Storage Affiliates Trust	54,039
993	Office Properties Income Trust	31,806
1,952	Omega Healthcare Investors, Inc.	78,451
1,392	One Liberty Properties, Inc.	37,862
2,200	Outfront Media, Inc.	45,650
1,678	Paramount Group, Inc.	24,297
2,949	Pebblebrook Hotel Trust	94,515
3,058	Pennsylvania REIT	22,537
36,163	Physicians Realty Trust	654,912
676	Piedmont Office Realty Trust, Inc.	13,087
2,923	PotlatchDeltic Corporation	107,800
131	PS Business Parks, Inc.	19,020
5,700	QTS Realty Trust, Inc.	240,027
1,083	Quebecor, Inc.	25,494
2,336	Rayonier, Inc. REIT	71,108
1,050	RE/MAX Holdings, Inc.	43,806

Shares	Common Stock (35.8%)	Value
Real Estate (1.0%) - continued
5,913	Realogy Holdings Corporation	$104,956
883	Redfin Corporation[b]	15,797
637	Retail Opportunity Investments Corporation	11,192
5,795	Retail Properties of America, Inc.	73,249
1,196	RLJ Lodging Trust	22,186
196	RMR Group, Inc.	12,938
3,000	Road King Infrastructure, Ltd.	5,456
1,735	RPT Realty	22,711
735	Ryman Hospitality Properties	59,057
7,493	Sabra Health Care REIT, Inc.	153,906
414	Saul Centers, Inc.	21,925
7,759	SBA Communications Corporation[b]	1,416,250
2,576	Scentre Group	7,461
9,402	Senior Housing Property Trust	129,466
698	Seritage Growth Properties	28,067
905	SITE Centers Corporation	11,828
1,298	Spirit Realty Capital, Inc.	51,557
2,997	St. Joe Company[b]	46,633
651	STAG Industrial, Inc.	17,948
1,775	Store Capital Corporation	57,368
4,883	Summit Hotel Properties, Inc.	54,543
1,597	Sunstone Hotel Investors, Inc.	22,837
1,000	Swire Pacific, Ltd.	11,843
1,668	Tanger Factory Outlet Centers, Inc.	37,947
919	Taubman Centers, Inc.	45,766
23,549	Terreno Realty Corporation	949,967
1,235	UMH Properties, Inc.	17,327
138	Universal Health Realty Income Trust	9,621
3,245	Urban Edge Properties	66,263
6,907	Urstadt Biddle Properties, Inc.	147,948
3,611	VICI Properties, Inc.	77,745
12,058	Vicinity Centres	22,957
4,972	Washington Prime Group, Inc.	28,241
304	Washington REIT	7,706
2,067	Weingarten Realty Investors	59,302
252	Wereldhave NV	8,075
671	Weyerhaeuser Company	17,607
7,800	Wing Tai Holdings, Ltd.	11,905
479	Xenia Hotels & Resorts, Inc.	8,991

	Total	12,416,891

Utilities (0.4%)
1,573	AGL Energy, Ltd.	24,578
1,675	Artesian Resources Corporation	59,278
2,570	Clearwater Energy, Inc., Class C	38,781
1,310	Consolidated Water Company, Ltd.	17,095
4,698	Enagas SA	136,937
4,550	Entergy Corporation	405,814
12,162	Exelon Corporation	580,857
3,549	MDU Resources Group, Inc.	91,245
899	Middlesex Water Company	50,524
1,466	National Fuel Gas Company	84,002
11,958	New Jersey Resources Corporation	579,963
8,405	NorthWestern Corporation	537,164
20,350	PNM Resources, Inc.	866,706
1,379	Portland General Electric Company	66,633
8,120	Public Service Enterprise Group, Inc.	442,946
7,787	Southwest Gas Holdings, Inc.	609,878
18,436	UGI Corporation	1,051,405
612	Unitil Corporation	32,106

	Total	5,675,912

	Total Common Stock (cost $389,579,833)	451,527,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$31,234	2.960%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	$14,080
	Sequoia Mortgage Trust
68,060	3.470%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	54,938
	WaMu Mortgage Pass Through Certificates
31,126	3.872%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	29,065
48,631	3.883%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	46,853

	Total	144,936

Commercial Mortgage-Backed Securities (<0.1%)
	Federal Home Loan Mortgage Corporation - REMIC
500,000	3.859%, 11/25/2028, Ser. K086, Class A2[e]	524,213

	Total	524,213

Mortgage-Backed Securities (1.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
860,000	4.000%, 2/1/2049[f]	880,727
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,975,000	3.500%, 2/1/2049[f]	2,989,817
2,925,000	4.000%, 2/1/2049[f]	2,993,955
3,945,000	4.500%, 2/1/2049[f]	4,098,870
1,025,000	5.000%, 3/1/2049[f]	1,076,484

	Total	12,039,853

U.S. Government & Agencies (1.3%)
	U.S. Treasury Bonds
950,000	2.250%, 11/15/2027	923,133
4,500,000	2.875%, 5/15/2028	4,592,285
2,291,000	2.500%, 5/15/2046	2,074,697
	U.S. Treasury Bonds, TIPS
1,700,226	0.375%, 7/15/2027	1,651,057
	U.S. Treasury Notes
340,000	1.000%, 10/15/2019	336,334
575,000	1.500%, 10/31/2019	570,530
675,000	1.750%, 11/30/2019	670,518
600,000	2.750%, 11/30/2020	602,859
1,240,000	1.125%, 8/31/2021	1,198,973
410,000	2.000%, 11/30/2022	403,466
500,000	2.125%, 7/31/2024	491,152
1,210,000	2.250%, 11/15/2024	1,194,450
1,740,000	2.125%, 11/30/2024	1,706,152
190,794	0.750%, 7/15/2028	190,886
	U.S. Treasury Notes, TIPS
192,810	0.625%, 4/15/2023	191,999

	Total	16,798,491

	Total Long-Term Fixed Income (cost $29,530,971)	29,507,493

Shares	Collateral Held for Securities Loaned (0.6%)	Value
7,733,495	Thrivent Cash Management Trust	$7,733,495

	Total Collateral Held for Securities Loaned (cost $7,733,495)	7,733,495

Shares or Principal Amount	Short-Term Investments (19.3%)	Value
	Federal Home Loan Bank Discount Notes
400,000	2.380%, 2/20/2019[g,h]	399,495
900,000	2.400%, 3/7/2019[g,h]	897,960
1,600,000	2.420%, 3/11/2019[g,h]	1,595,947
2,250,000	2.370%, 3/19/2019[g,h]	2,243,099
4,200,000	2.385%, 3/21/2019[g,h]	4,186,560
2,600,000	2.379%, 3/22/2019[g,h]	2,591,506
6,700,000	2.380%, 4/3/2019[g,h]	6,672,751
200,000	2.380%, 4/8/2019[g,h]	199,120
1,700,000	2.385%, 4/10/2019[g,h]	1,692,294
	Thrivent Core Short-Term Reserve Fund
22,296,927	2.720%	222,969,274

	Total Short-Term Investments (cost $243,448,503)	243,448,006

	Total Investments (cost $1,131,821,297) 101.5%	$1,281,675,796

	Other Assets and Liabilities, Net (1.5%)	(18,645,261)

	Total Net Assets 100.0%	$1,263,030,535

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $182,235 or 0.0% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$7,657,990

Total lending	$7,657,990
Gross amount payable upon return of collateral for securities loaned	$7,733,495

Net amounts due to counterparty	$75,505

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	18,016,263	17,390,418	625,845	–
Consumer Discretionary	46,508,776	45,108,232	1,400,544	–
Consumer Staples	19,923,695	18,807,043	1,116,652	–
Energy	17,636,761	17,425,693	211,068	–
Financials	79,358,572	78,442,422	916,150	–
Health Care	72,817,617	71,853,371	964,246	–
Industrials	69,907,380	68,674,577	1,232,803	–
Information Technology	95,949,687	95,103,159	846,528	–
Materials	13,315,856	12,372,302	943,553	1
Real Estate	12,416,891	12,036,900	379,991	–
Utilities	5,675,912	5,514,397	161,515	–
Registered Investment Companies
Affiliated	431,785,649	431,785,649	–	–
Unaffiliated	17,898,257	17,898,257	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	144,936	–	144,936	–
Commercial Mortgage-Backed Securities	524,213	–	524,213	–
Mortgage-Backed Securities	12,039,853	–	12,039,853	–
U.S. Government & Agencies	16,798,491	–	16,798,491	–
Short-Term Investments	20,478,732	–	20,478,732	–
Subtotal Investments in Securities	$951,197,541	$892,412,420	$58,785,120	$1

Other Investments *	Total
Affiliated Registered Investment Companies	99,775,486
Affiliated Short-Term Investments	222,969,274
Collateral Held for Securities Loaned	7,733,495
Subtotal Other Investments	$330,478,255
Total Investments at Value	$1,281,675,796

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,777,503	17,777,503	–	–
Total Asset Derivatives	$17,777,503	$17,777,503	$–	$–
Liability Derivatives
Futures Contracts	10,229,220	10,229,220	–	–
Total Liability Derivatives	$10,229,220	$10,229,220	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $20,378,986 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	15	March 2019	$3,180,902	$4,019
CBOT 5-Yr. U.S. Treasury Note	16	March 2019	1,803,800	33,950
CBOT U.S. Long Bond	5	March 2019	707,157	26,281
CME E-mini S&P 500 Index	2,402	March 2019	314,049,642	10,760,808
CME Ultra Long Term U.S. Treasury Bond	13	March 2019	1,978,785	115,840
ICE mini MSCI EAFE Index	491	March 2019	42,864,380	2,015,475
ICE US mini MSCI Emerging Markets Index	1,092	March 2019	53,306,030	4,821,130
Total Futures Long Contracts			$417,890,696	$17,777,503
CBOT 10-Yr. U.S. Treasury Note	(36)	March 2019	($4,318,099)	($90,776)
CME E-mini NASDAQ 100 Index	(621)	March 2019	(82,299,735)	(3,581,460)
CME E-mini Russell 2000 Index	(181)	March 2019	(12,786,799)	(790,011)
CME E-mini S&P Mid-Cap 400 Index	(605)	March 2019	(105,341,077)	(5,742,973)
Ultra 10-Yr. U.S. Treasury Note	(5)	March 2019	(629,437)	(24,000)
Total Futures Short Contracts			($205,375,147)	($10,229,220)
Total Futures Contracts			$212,515,549	$7,548,283

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core International Equity	$52,041	$1,682	$–	5,806	$53,006	4.2%
Core Low Volatility Equity	45,522	1,750	–	4,493	46,769	3.7
High Yield, Class S	6,193	91	–	1,355	6,272	0.5
Income, Class S	4,001	40	–	464	4,129	0.3
Large Cap Growth, Class S	88,938	8,141	–	7,874	89,916	7.1
Large Cap Stock, Class S	35,210	3,069	–	1,439	35,348	2.8
Large Cap Value, Class S	67,069	4,500	–	3,150	65,329	5.2
Limited Maturity Bond, Class S	6,881	46	–	563	6,944	0.6
Mid Cap Stock, Class S	72,985	6,988	–	2,888	73,652	5.8
Partner Worldwide Allocation, Class S	116,054	6,423	–	12,460	118,997	9.4
Small Cap Stock, Class S	31,672	3,680	–	1,372	31,198	2.5
Total Affiliated Registered Investment Companies	526,566				531,560	42.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	193,615	111,853	82,499	22,297	222,969	17.7
Total Affiliated Short-Term Investments	193,615				222,969	17.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	9,153	39,044	40,464	7,733	7,733	0.6
Total Collateral Held for Securities Loaned	9,153				7,733	0.6
Total Value	$729,334				$762,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core International Equity	$–	$(716)	$ –	$1,682
Core Low Volatility Equity Fund*	–	(502)	993	757
High Yield, Class S	–	(12)	–	91
Income, Class S	–	88	–	40
Large Cap Growth, Class S	–	(7,162)	8,141	–
Large Cap Stock, Class S	–	(2,930)	2,515	554
Large Cap Value, Class S	–	(6,240)	3,426	1,073
Limited Maturity Bond, Class S	–	17	–	46
Mid Cap Stock, Class S	–	(6,321)	6,675	313
Partner Worldwide Allocation, Class S	–	(3,480)	3,732	2,691
Small Cap Stock, Class S	–	(4,154)	3,679	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	1,326
Total Income from Affiliated Investments				$8,573
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	16
Total Affiliated Income from Securities Loaned, Net				$16
Total	$–	$(31,412)	$29,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (15.4%)[a]	Value
Basic Materials (0.7%)
	Ball Metalpack Finco, LLC, Term Loan
$179,100	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$176,861
	Big River Steel, LLC, Term Loan
340,687	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	339,836
	CONSOL Energy, Inc., Term Loan
336,600	9.055%, (PRIME + 5.000%), 11/28/2022[b]	338,845
	Contura Energy, Inc., Term Loan
895,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	888,288
	Pixelle Specialty Solutions, LLC, Term Loan
480,000	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	465,600
	Starfruit US Holdco, LLC, Term Loan
300,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	293,064

	Total	2,502,494

Capital Goods (1.2%)
	Advanced Disposal Services, Inc., Term Loan
308,070	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	304,364
	Flex Acquisition Company, Inc. Term Loan
741,275	5.770%, (LIBOR 1M + 3.250%), 6/22/2025[b]	719,407
	GFL Environmental, Inc., Term Loan
977,001	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	941,174
	Natgasoline, LLC, Term Loan
390,000	6.250%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	389,512
	Navistar, Inc., Term Loan
643,500	6.020%, (LIBOR 1M + 3.500%), 11/6/2024[b]	632,644
	Sotera Health Holdings, LLC, Term Loan
556,858	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	541,940
	Vertiv Group Corporation, Term Loan
913,307	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	847,093

	Total	4,376,134

Communications Services (3.5%)
	Altice France SA, Term Loan
280,013	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	257,611
1,037,400	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	977,013
	CBS Radio, Inc., Term Loan
101,976	5.252%, (LIBOR 1M + 2.750%), 11/17/2024[b]	98,917
	CenturyLink, Inc., Term Loan
1,482,363	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,415,197
	Charter Communications Operating, LLC, Term Loan
623,700	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	614,625

Principal Amount	Bank Loans (15.4%)[a]	Value
Communications Services (3.5%) - continued
	CSC Holdings, LLC, Term Loan
$515,812	4.759%, (LIBOR 1M + 2.250%), 7/17/2025[b]	$498,889
	Frontier Communications Corporation, Term Loan
814,617	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	777,454
	Gray Television, Inc., Term Loan
301,384	4.770%, (LIBOR 1M + 2.250%), 2/7/2024[b]	295,809
350,000	5.020%, (LIBOR 1M + 2.500%), 1/2/2026[b,d,e]	344,897
	HCP Acquisition, LLC, Term Loan
518,289	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	503,647
	Intelsat Jackson Holdings SA, Term Loan
505,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	500,041
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
785,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	765,045
160,000	9.259%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	152,000
	Mediacom Illinois, LLC, Term Loan
287,825	4.170%, (LIBOR 1W + 1.750%), 2/15/2024[b]	283,747
	NEP Group, Inc., Term Loan
375,000	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	369,728
	Sprint Communications, Inc., Term Loan
1,154,437	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	1,127,020
395,000	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b]	388,830
	Syniverse Holdings, Inc., Term Loan
173,688	7.509%, (LIBOR 1M + 5.000%), 3/9/2023[b]	157,331
	TNS, Inc., Term Loan
239,602	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	235,008
	Unitymedia Finance, LLC, Term Loan
630,000	4.759%, (LIBOR 1M + 2.250%), 1/15/2026[b]	619,605
	Univision Communications, Inc., Term Loan
887,071	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	824,426
	Virgin Media Bristol, LLC, Term Loan
800,000	5.009%, (LIBOR 1M + 2.500%), 1/15/2026[b]	784,616
	WideOpenWest Finance, LLC, Term Loan
483,875	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	461,409
	Windstream Services, LLC, Term Loan
397,055	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	368,765

	Total	12,821,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (15.4%)[a]	Value
Consumer Cyclical (1.7%)
	Boyd Gaming Corporation, Term Loan
$240,903	4.664%, (LIBOR 1W + 2.250%), 9/15/2023[b]	$237,442
	Cengage Learning, Inc., Term Loan
770,228	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	650,627
	Eldorado Resorts, Inc., Term Loan
174,854	4.813%, (LIBOR 1M + 2.250%), 4/17/2024[b]	172,560
	Four Seasons Hotels, Ltd., Term Loan
480,101	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	471,800
	Golden Entertainment, Inc., Term Loan
861,300	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	844,617
135,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	131,625
	Men’s Warehouse, Inc., Term Loan
389,020	5.770%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	384,157
	Mohegan Gaming and Entertainment, Term Loan
730,695	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	676,499
	Scientific Games International, Inc., Term Loan
1,339,875	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,297,441
	Stars Group Holdings BV, Term Loan
905,450	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	895,879
	Tenneco, Inc., Term Loan
580,000	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b]	566,225

	Total	6,328,872

Consumer Non-Cyclical (3.0%)
	Air Medical Group Holdings, Inc., Term Loan
1,504,800	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,411,999
	Albertson’s, LLC, Term Loan
592,176	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	582,553
1,195,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,168,112
	Amneal Pharmaceuticals, LLC, Term Loan
542,149	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	536,500
	Bausch Health Companies, Inc., Term Loan
972,529	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	961,258
	CHS/Community Health Systems, Inc., Term Loan
423,919	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	416,411
	Endo International plc, Term Loan
834,354	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	825,318
	Energizer Holdings, Inc., Term Loan
570,000	4.758%, (LIBOR 1M + 2.250%), 1/2/2026[b]	565,725

Principal Amount	Bank Loans (15.4%)[a]	Value
Consumer Non-Cyclical (3.0%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$481,425	4.665%, (LIBOR 1W + 2.250%), 1/31/2025[b]	$474,656
	JBS USA LUX SA, Term Loan
967,763	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	957,030
	Libbey Glass, Inc., Term Loan
241,945	5.511%, (LIBOR 1M + 3.000%), 4/9/2021[b]	232,268
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,246,707	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,131,386
	Ortho-Clinical Diagnostics SA, Term Loan
1,088,425	5.760%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,051,691
	Plantronics, Inc., Term Loan
531,848	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	516,334
	Revlon Consumer Products Corporation, Term Loan
440,415	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	311,347

	Total	11,142,588

Energy (0.9%)
	BCP Raptor II, LLC, Term Loan
360,000	7.370%, (LIBOR 2M + 4.750%), 12/19/2025[b]	342,000
	Calpine Corporation, Term Loan
488,670	5.310%, (LIBOR 3M + 2.500%), 1/15/2024[b]	479,454
	Consolidated Energy Finance SA, Term Loan
343,275	5.014%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	329,544
	HFOTCO, LLC, Term Loan
865,650	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	853,747
	MEG Energy Corporation, Term Loan
57,488	6.000%, (LIBOR 1M + 3.500%), 12/31/2023[b]	56,984
	Radiate Holdco, LLC, Term Loan
1,296,801	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,257,573

	Total	3,319,302

Financials (2.7%)
	Air Methods Corporation, Term Loan
919,516	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	747,107
	Avolon TLB Borrower 1 US, LLC, Term Loan
920,636	4.503%, (LIBOR 1M + 2.000%), 1/15/2025[b]	910,279
	Cyxtera DC Holdings, Inc., Term Loan
157,600	5.520%, (LIBOR 1M + 3.000%), 5/1/2024[b]	149,720
85,000	9.770%, (LIBOR 1M + 7.250%), 5/1/2025[b]	76,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (15.4%)[a]	Value
Financials (2.7%) - continued
	Digicel International Finance, Ltd., Term Loan
$806,832	5.960%, (LIBOR 3M + 3.250%), 5/10/2024[b]	$738,920
	DJO Finance, LLC, Term Loan
128,092	5.827%, (LIBOR 2M + 3.250%), 6/7/2020[b]	127,788
	Genworth Holdings, Inc., Term Loan
148,875	7.008%, (LIBOR 1M + 4.500%), 3/7/2023[b]	148,503
	GGP Nimbus LP, Term Loan
902,738	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	861,952
	Grizzly Finco, Term Loan
648,375	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	644,459
	Harland Clarke Holdings Corporation, Term Loan
715,132	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	663,285
	Level 3 Parent, LLC, Term Loan
1,000,000	4.756%, (LIBOR 1M + 2.250%), 2/22/2024[b]	981,250
	MoneyGram International, Inc., Term Loan
538,485	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b]	465,790
	Sable International Finance, Ltd., Term Loan
1,440,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,420,200
	Trans Union, LLC, Term Loan
502,579	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	495,488
	Tronox Finance, LLC, Term Loan
940,674	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,d,e]	927,156
407,625	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,d,e]	401,768

	Total	9,760,165

Technology (1.0%)
	First Data Corporation, Term Loan
1,345,000	4.519%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,339,539
	Micron Technology, Inc., Term Loan
704,580	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	696,069
	Rackspace Hosting, Inc., Term Loan
1,137,378	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	1,052,984
	SS&C Technologies Holdings Europe SARL, Term Loan
188,984	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	185,021
	SS&C Technologies, Inc., Term Loan
491,336	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	481,033

	Total	3,754,646

Utilities (0.7%)
	Arctic LNG Carriers, Ltd., Term Loan
1,009,625	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	976,812

Principal Amount	Bank Loans (15.4%)[a]	Value
Utilities (0.7%) - continued
	Core and Main, LP, Term Loan
$400,950	5.721%, (LIBOR 3M + 3.000%), 8/1/2024[b]	$395,605
	EnergySolutions, LLC, Term Loan
298,500	6.553%, (LIBOR 3M + 3.750%), 5/11/2025[b]	255,218
	GIP III Stetson I, LP, Term Loan
425,000	6.760%, (LIBOR 1M + 4.250%), 7/18/2025[b]	412,518
	Talen Energy Supply, LLC, Term Loan
333,891	6.499%, (LIBOR 1M + 4.000%), 7/6/2023[b]	329,299
	TerraForm Power Operating, LLC, Term Loan
272,932	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	268,724

	Total	2,638,176

	Total Bank Loans (cost $58,568,316)	56,644,007

Shares	Common Stock (45.5%)	Value
Communications Services (2.9%)
4,958	Activision Blizzard, Inc.	234,216
1,100	Alphabet, Inc., Class Af	1,238,479
827	Alphabet, Inc., Class Cf	923,238
13,070	AT&T, Inc.	392,884
66,110	Auto Trader Group plc[g]	396,749
7,801	CBS Corporation	385,837
578	Charter Communications, Inc.[f]	191,347
22,220	Comcast Corporation	812,585
12,108	DISH Network Corporation[f]	371,352
807	Electronic Arts, Inc.[f]	74,438
6,048	Facebook, Inc.[f]	1,008,141
1,290	Ipsos SA	29,929
211,873	ITV plc	359,648
2,200	Kakaku.com, Inc.	38,623
114,933	KCOM Group plc	104,618
21,800	KDDI Corporation	544,665
23,011	Mediaset Espana Comunicacion SA	162,126
634	News Corporation, Class B	8,198
4,159	ProSiebenSat.1 Media AG	74,240
3,113	Rightmove plc	19,277
17,254	Seven West Media, Ltd.[f]	6,783
35,202	Telenor ASA	666,442
157,936	Telstra Corporation, Ltd.	358,077
3,429	Tencent Holdings, Ltd., ADR	152,968
12,900	TV Asahi Holdings Corporation	238,881
13,791	Twitter, Inc.[f]	462,826
24,240	Verizon Communications, Inc.	1,334,654
2,929	Wolters Kluwer NV	182,157

	Total	10,773,378

Consumer Discretionary (4.9%)
982	Amazon.com, Inc.[f]	1,687,793
18,059	American Axle & Manufacturing Holdings, Inc.[f]	266,912
1,600	AOKI Holdings, Inc.	18,846
1,400	Aoyama Trading Company, Ltd.	34,983
3,659	Aptiv plc	289,537
1,900	Autobacs Seven Company, Ltd.	31,813
5,500	Benesse Holdings, Inc.	143,592
4,712	Berkeley Group Holdings plc	232,002
256	Booking Holdings, Inc.[f]	469,199
1,017	Bovis Homes Group plc	13,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (45.5%)	Value
Consumer Discretionary (4.9%) - continued
15,400	Bridgestone Corporation	$592,768
1,141	Bright Horizons Family Solutions, Inc.[f]	132,116
23,491	Bunzl plc	740,719
5,516	Burberry Group plc	130,392
9,796	Caesars Entertainment Corporation[f,h]	89,535
3,950	Canada Goose Holdings, Inc.[f]	203,267
8,535	Carnival plc	482,900
1,066	Century Casinos, Inc.[f]	8,176
2,825	Children’s Place, Inc.	273,347
2,100	Chiyoda Company, Ltd.	35,340
39,900	Citizen Watch Company, Ltd.	212,982
1,315	Compass Group plc	28,139
3,312	Core-Mark Holding Company, Inc.	92,339
4,263	Countryside Properties plc[g]	17,175
5,416	Crocs, Inc.[f]	155,548
4,650	D.R. Horton, Inc.	178,792
13,000	Denso Corporation	597,957
3,030	Dollar Tree, Inc.[f]	293,395
909	Emerald Expositions Events, Inc.	12,908
400	Exedy Corporation	10,087
2,300	Expedia Group, Inc.	274,275
2,224	G-III Apparel Group, Ltd.[f]	77,551
860	Gildan Activewear, Inc.	29,106
7,715	Harley-Davidson, Inc.	284,375
4,611	Home Depot, Inc.	846,257
5,700	Honda Motor Company, Ltd.	171,125
10,566	Inchcape plc	79,503
4,070	Las Vegas Sands Corporation	237,525
11,590	Lowe’s Companies, Inc.	1,114,494
2,250	Lululemon Athletica, Inc.[f]	332,573
11,369	Magna International, Inc.	601,534
15,508	Marks and Spencer Group plc	58,676
1,666	McDonald’s Corporation	297,847
9,850	Moneysupermarket.com Group plc	39,174
1,273	Netflix, Inc.[f]	432,184
12,900	NHK Spring Company, Ltd.	119,679
5,668	NIKE, Inc.	464,096
104,000	Nissan Motor Company, Ltd.	888,160
2,150	Norwegian Cruise Line Holdings, Ltd.[f]	110,575
1,900	Onward Holdings Company, Ltd.	11,108
1,413	Oxford Industries, Inc.	108,208
12,400	Peugeot SA	311,926
1,400	Plenus Company, Ltd.[h]	23,642
7,910	Red Rock Resorts, Inc.	200,756
12,774	Redrow plc	97,415
2,850	RHf,h	387,230
554	Ross Stores, Inc.	51,034
3,800	Sangetsu Company, Ltd.	69,410
55,700	Sekisui House, Ltd.	832,458
3,000	SHIMAMURA Company, Ltd.	259,787
2,639	SmartCentres Real Estate Investment Trust	66,881
792	Stamps.com, Inc.[f]	147,375
3,017	Starbucks Corporation	205,578
18,200	Sumitomo Rubber Industries, Ltd.	252,983
6,661	Super Retail Group, Ltd.	35,330
700	Takara Standard Company, Ltd.	10,038
10,360	Toll Brothers, Inc.	382,698
15,700	Toyoda Gosei Company, Ltd.	343,499
400	TS Tech Company, Ltd.	12,035
1,500	United Arrows, Ltd.	53,254
50,600	Yahoo Japan Corporation	136,769
3,471	Zumiez, Inc.[f]	88,198

	Total	18,022,402

Shares	Common Stock (45.5%)	Value
Consumer Staples (3.1%)
2,749	Altria Group, Inc.	$135,663
2,300	Arcs Company, Ltd.	51,380
3,611	Bunge, Ltd.	198,858
1,546	Carlsberg AS	176,993
1,819	Casey’s General Stores, Inc.	234,069
9,967	Colgate-Palmolive Company	644,666
17,920	Cott Corporation	272,026
15,204	Empire Company, Ltd.	341,814
3,138	ForFarmers BV	30,503
719	Glanbia plc	13,740
19,409	Hain Celestial Group, Inc.[f]	355,767
26,331	Imperial Brands plc	874,031
48,300	Japan Tobacco, Inc.	1,222,750
2,813	John B. Sanfilippo & Son, Inc.	191,987
1,970	Kimberly-Clark Corporation	219,419
18,080	Koninklijke Ahold Delhaize NV	476,336
459	L’Oreal SA	110,630
700	Ministop Company, Ltd.	12,581
5,231	Monster Beverage Corporation[f]	299,422
9,833	PepsiCo, Inc.	1,107,884
5,747	Philip Morris International, Inc.	440,910
4,400	Sugi Holdings Company, Ltd.	182,679
1,800	Sundrug Company, Ltd.	57,604
22,769	SunOpta, Inc.[f]	94,719
10,068	Swedish Match AB	451,067
4,350	TreeHouse Foods, Inc.[f]	253,866
200	TSURUHA Holdings, Inc.	18,513
6,380	Turning Point Brands, Inc.	225,916
13,147	Unilever NV	704,023
18,848	Unilever plc	990,159
10,630	Wal-Mart Stores, Inc.	1,018,673

	Total	11,408,648

Energy (2.0%)
5,880	Anadarko Petroleum Corporation	278,301
5,630	BP plc ADR	231,506
43,020	Callon Petroleum Company[f]	350,183
10,056	Chevron Corporation	1,152,920
4,964	Contura Energy, Inc.[f]	319,582
2,500	Diamondback Energy, Inc.	257,800
2,920	EQT Corporation	56,852
22,750	Euronav NV	176,995
11,509	Exxon Mobil Corporation	843,380
504	Gaztransport Et Technigaz SA	42,571
10,094	Halliburton Company	316,548
30,760	Marathon Oil Corporation	485,700
6,582	Marathon Petroleum Corporation	436,123
7,095	Nine Energy Service, Inc.[f]	170,138
17,487	Pacific Drilling SAf	271,049
778	Par Pacific Holdings, Inc.[f]	12,650
17,600	Patterson-UTI Energy, Inc.	213,488
796	Phillips 66	75,946
2,901	Pioneer Natural Resources Company	412,870
1,517	Royal Dutch Shell plc, Class A	47,028
31,740	Royal Dutch Shell plc, Class B	985,482
3,913	Talos Energy, Inc.[f]	74,738
123	Weatherford International plc[f]	80
721	Whiting Petroleum Corporation[f]	20,642
19,537	WPX Energy, Inc.[f]	239,524

	Total	7,472,096

Financials (7.7%)
5,401	Aareal Bank AG	174,650
8,040	Aflac, Inc.	383,508
2,076	Allianz SE	440,469
6,783	Allstate Corporation	596,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (45.5%)	Value
Financials (7.7%) - continued
13,800	Ally Financial, Inc.	$359,628
2,811	American Express Company	288,690
5,022	American Financial Group, Inc.	479,049
4,520	American International Group, Inc.	195,400
10,308	Apollo Investment Corporation[h]	157,712
26,122	Ares Capital Corporation	425,789
1,091	Argo Group International Holdings, Ltd.	72,813
21,268	Assured Guaranty, Ltd.	862,630
2,177	ASX, Ltd.	101,081
23,965	Banca Monte dei Paschi di Siena SPA[f,h]	33,951
6,435	BancorpSouth Bank	187,773
70,925	Bank of America Corporation	2,019,235
276	Bank of Marin Bancorp	11,575
271	Bank of New York Mellon Corporation	14,179
17,187	Bankinter SA	134,200
3,063	Berkshire Hathaway, Inc.[f]	629,569
10,930	Blackstone Group, LP	368,341
1,312	BOK Financial Corporation	109,040
7,751	BrightSphere Investment Group	95,880
16,479	CaixaBank SA	62,323
11,231	Capital One Financial Corporation	905,106
1,463	Central Pacific Financial Corporation	41,886
4,045	Charles Schwab Corporation	189,185
2,540	Chubb, Ltd.	337,947
30,253	CI Financial Corporation	407,303
28,793	Citigroup, Inc.	1,855,997
18,739	CNP Assurances	425,729
3,020	Comerica, Inc.	237,795
1,122	Community Trust Bancorp, Inc.	45,564
2,302	Cowen, Inc.[f]	37,223
16,960	Direct Line Insurance Group plc	74,964
5,955	Discover Financial Services	401,903
14,529	DnB ASA	257,879
2,790	Dynex Capital, Inc.	16,796
11,045	E*TRADE Financial Corporation	515,360
1,831	Ellington Residential Mortgage REIT	21,349
1,585	Enterprise Financial Services Corporation	69,946
7,764	Euronext NVg	478,273
282	FBL Financial Group, Inc.	19,802
20,890	Fifth Third Bancorp	560,270
333	Financial Institutions, Inc.	8,931
19,541	Finecobank Banca Fineco SPA	212,488
2,315	First Busey Corporation	57,319
302	First Defiance Financial Corporation	8,510
126	First Financial Corporation	5,225
4,155	First Interstate BancSystem, Inc.	161,713
213	First Mid-Illinois Bancshares, Inc.	6,939
4,100	First Republic Bank	396,183
57,827	FlexiGroup, Ltd.	55,418
7,209	Genworth MI Canada, Inc.[h]	245,302
785	Goldman Sachs Group, Inc.	155,438
1,502	Great Southern Bancorp, Inc.	80,117
3,379	Hamilton Lane, Inc.	122,556
5,115	Hancock Whitney Corporation	210,124
1,963	Hannover Rueckversicherung SE	283,326
11,007	Hartford Financial Services Group, Inc.	516,448
14,428	Heritage Commerce Corporation	191,460
862	Hometrust Bancshares, Inc.	23,274
3,154	Horace Mann Educators Corporation	131,364
3,236	Houlihan Lokey, Inc.	143,161
41,170	Huntington Bancshares, Inc.	545,091
2,912	IBERIABANK Corporation	215,168

Shares	Common Stock (45.5%)	Value
Financials (7.7%) - continued
389	Independent Bank Corporation	$8,620
3,806	Intercontinental Exchange, Inc.	292,149
6,108	Investment Technology Group, Inc.	184,828
5,734	J.P. Morgan Chase & Company	593,469
3,098	Kemper Corporation	232,908
30,588	KeyCorp	503,784
582	Lakeland Bancorp, Inc.	9,108
448	Markel Corporation[f]	471,972
338,519	Medibank Private, Ltd.	645,361
7,740	Meridian Bancorp, Inc.	122,563
7,040	MetLife, Inc.	321,517
2,907	MidWestOne Financial Group, Inc.	80,553
9,863	Morgan Stanley	417,205
1,344	National Bank Holdings Corporation	42,954
3,064	National Bank of Canada	144,111
1,981	Paragon Banking Group plc	10,790
2,875	Pargesa Holding SA	226,942
9,303	PCSB Financial Corporation	188,944
239	Peapack-Gladstone Financial Corporation	6,379
2,167	Primerica, Inc.	243,506
3,463	Provident Financial Services, Inc.	85,571
2,310	Prudential Financial, Inc.	212,843
193	QCR Holdings, Inc.	6,612
14,800	Radian Group, Inc.	284,752
4,510	Raymond James Financial, Inc.	363,055
761	S&P Global, Inc.	145,846
2,767	Sandy Spring Bancorp, Inc.	90,232
7,124	Santander Consumer USA Holdings Inc.	135,783
6,950	Seacoast Banking Corporation of Florida[f]	191,264
2,300	Senshu Ikeda Holdings, Inc.	6,308
21,340	SLM Corporation[f]	228,551
2,902	State Auto Financial Corporation	98,668
2,179	State Street Corporation	154,491
2,286	Stifel Financial Corporation	109,431
2,137	Sun Life Financial, Inc.	77,091
1,307	SunTrust Banks, Inc.	77,662
6,574	Synovus Financial Corporation	232,851
3,251	Topdanmark AS	154,892
4,042	TrustCo Bank Corporation	31,366
6,870	U.S. Bancorp	351,469
4,043	United Community Banks, Inc.	103,986
196	Washington Trust Bancorp, Inc.	10,200
6,205	Wells Fargo & Company	303,487
25,928	Zions Bancorporations NA	1,233,913

	Total	28,317,326

Health Care (7.0%)
6,872	Agilent Technologies, Inc.	522,616
53	Allergan plc	7,631
4,169	Amgen, Inc.	780,062
2,594	Amplifon SPA	46,473
1,849	Anthem, Inc.	560,247
5,332	Baxter International, Inc.	386,517
938	Becton, Dickinson and Company	233,993
1,930	Biogen, Inc.[f]	644,195
2,017	BioMarin Pharmaceutical, Inc.[f]	198,009
4,318	Catalent, Inc.[f]	159,464
3,290	Cigna Holding Company	657,375
10,986	CVS Health Corporation	720,132
8,717	Danaher Corporation	966,890
4,296	Edwards Lifesciences Corporation[f]	732,124
1,644	Eli Lilly and Company	197,050
468	Gerresheimer AG	31,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (45.5%)	Value
Health Care (7.0%) - continued
7,505	Gilead Sciences, Inc.	$525,425
45,098	GlaxoSmithKline plc	876,007
1,633	GN Store Nord AS	70,393
18,654	Halozyme Therapeutics, Inc.[f]	301,822
867	Heska Corporation[f]	85,486
1,523	Illumina, Inc.[f]	426,120
566	Intuitive Surgical, Inc.[f]	296,380
1,650	Jazz Pharmaceuticals, Inc.[f]	207,719
13,753	Johnson & Johnson	1,830,249
1,600	KYORIN Holdings, Inc.	33,974
2,769	LHC Group, Inc.[f]	292,766
1,375	Ligand Pharmaceuticals, Inc.[f]	162,387
336	LNA Sante	18,296
12,000	Medtronic plc	1,060,680
15,460	Merck & Company, Inc.	1,150,688
3,395	Neurocrine Biosciences, Inc.[f]	299,507
15,030	Novartis AG	1,312,131
27,992	Novo Nordisk AS	1,311,875
2,770	NuVasive, Inc.[f]	138,888
3,400	Omnicell, Inc.[f]	221,442
6,485	Optinose, Inc.[f,h]	41,763
2,422	PerkinElmer, Inc.	219,191
35,549	Pfizer, Inc.	1,509,055
721	Recordati SPA	26,126
4,423	Roche Holding AG	1,176,676
5,115	Syneos Health, Inc.[f]	261,070
734	Teleflex, Inc.	200,749
10,088	Teva Pharmaceutical Industries, Ltd. ADR[f]	200,247
4,486	Thermo Fisher Scientific, Inc.	1,102,076
7,851	UnitedHealth Group, Inc.	2,121,340
2,800	Universal Health Services, Inc.	371,084
13,200	Valeant Pharmaceuticals International, Inc.[f]	324,060
1,389	Vertex Pharmaceuticals, Inc.[f]	265,174
1,078	West Pharmaceutical Services, Inc.	116,715
3,420	Zoetis, Inc.	294,667

	Total	25,696,699

Industrials (6.2%)
12,614	ACS Actividades de Construccion y Servicios, SAf	522,019
1,950	Acuity Brands, Inc.	235,774
3,900	AGC, Inc.	132,172
7,233	AGCO Corporation	464,359
6,204	AMETEK, Inc.	452,272
2,578	Arcosa, Inc.	75,870
20,864	Atlas Copco AB, Class A	544,328
18,613	Atlas Copco AB, Class B	445,395
584	AZZ, Inc.	26,134
1,999	Boeing Company	770,854
4,196	Brink’s Company	310,714
1,867	BWX Technologies, Inc.	86,666
2,203	CIA De Distribucion Integral	56,888
1,761	Crane Company	145,740
14,890	CSX Corporation	978,273
1,448	Curtiss-Wright Corporation	164,377
9,640	Delta Air Lines, Inc.	476,505
1,551	Dycom Industries, Inc.[f]	90,036
4,296	EMCOR Group, Inc.	280,228
6,631	Emerson Electric Company	434,132
4,099	Encore Wire Corporation	220,936
1,138	Federal Signal Corporation	25,013
1,509	Ferguson plc	101,047
2,910	General Dynamics Corporation	498,105
500	Glory, Ltd.	12,422

Shares	Common Stock (45.5%)	Value
Industrials (6.2%) - continued
260	Gorman-Rupp Company	$8,983
1,397	Granite Construction, Inc.	60,378
29,111	GWA Group, Ltd.	59,198
5,300	Hino Motors, Ltd.	53,212
3,100	Hitachi Zosen Corporation	10,313
454	Hochtief AG	67,903
11,024	Honeywell International, Inc.	1,583,377
3,150	Huntington Ingalls Industries, Inc.	650,317
292	IDEX Corporation	40,255
1,092	Illinois Tool Works, Inc.	149,942
3,500	Inaba Denki Sangyo Company, Ltd.	136,661
4,630	Ingersoll-Rand plc	463,185
19,068	KeyW Holding Corporation[f]	136,908
4,676	Koninklijke Philips NV	184,351
3,450	Lincoln Electric Holdings, Inc.	298,218
1,208	Lindsay Corporation	103,743
1,863	Lockheed Martin Corporation	539,692
1,240	Masonite International Corporation[f]	70,928
12,605	Meggitt plc	85,371
2,700	Mitsuboshi Belting, Ltd.	51,588
2,900	Mitsui & Company, Ltd.	47,380
2,406	Monadelphous Group, Ltd.	25,852
17,569	MRC Global, Inc.[f]	274,428
300	Nachi-Fujikoshi Corporation	12,038
11,312	National Express Group plc	58,487
8,900	Nitto Kogyo Corporation	160,833
4,827	Nobina ABg	33,106
3,618	Norfolk Southern Corporation	606,883
3,448	Northgate plc	16,724
5,796	Oshkosh Corporation	434,990
23,436	PageGroup plc	135,897
11,502	Primoris Services Corporation	229,465
1,679	Raven Industries, Inc.	62,106
997	Raytheon Company	164,266
2,673	Regal-Beloit Corporation	205,179
3,639	RELX plc	80,424
30,194	RELX plc	668,781
4,445	Ritchie Brothers Auctioneers, Inc.	159,842
793	Rockwool International AS	212,695
14,055	Sandvik AB	224,597
2,419	Schindler Holding AG, Participation Certificate	514,570
2,853	Schneider Electric SE	202,910
3,850	SiteOne Landscape Supply, Inc.[f]	205,205
20,226	SKF AB	340,691
230	Societe BIC SA	23,035
14,750	Southwest Airlines Company	837,210
1,416	Spirax-Sarco Engineering plc	119,086
413	SPX FLOW, Inc.[f]	13,534
413	Standex International Corporation	30,802
47,200	Sumitomo Electric Industries, Ltd.	672,522
1,300	Taikisha, Ltd.	34,570
4,055	Terex Corporation	124,529
3,700	Toppan Forms Company, Ltd.	31,025
5,516	Transcontinental, Inc.	87,865
1,357	TransUnion	82,533
2,800	Tsubakimoto Chain Company	103,690
64	UniFirst Corporation	8,859
5,400	United Continental Holdings, Inc.[f]	471,258
2,710	United Parcel Service, Inc.	285,634
10,739	United Technologies Corporation	1,267,954
1,074	Valmont Industries, Inc.	138,546
3,150	Verisk Analytics, Inc.[f]	369,841
3,534	WABCO Holdings, Inc.[f]	403,689
2,746	Waste Connections, Inc.	229,456

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (45.5%)	Value
Industrials (6.2%) - continued
1,600	Yuasa Trading Company, Ltd.	$46,859

	Total	22,764,628

Information Technology (7.6%)
24,805	Advanced Micro Devices, Inc.[f]	605,490
8,850	Akamai Technologies, Inc.[f]	576,135
3,000	Alliance Data Systems Corporation	532,770
7,494	Amadeus IT Holding SA	544,951
5,709	Amphenol Corporation	501,935
2,634	ANSYS, Inc.[f]	432,898
10,135	Apple, Inc.	1,686,869
760	Arista Networks, Inc.[f]	163,233
2,417	Autodesk, Inc.[f]	355,782
4,189	Automatic Data Processing, Inc.	585,790
2,068	Blackline, Inc.[f]	98,396
1,586	Booz Allen Hamilton Holding Corporation	77,920
27,100	Canon, Inc.	779,402
6,333	Capgemini SA	699,385
14,724	CGI Group, Inc.[f]	973,457
16,383	Ciena Corporation[f]	624,029
65,361	Cisco Systems, Inc.	3,090,922
7,437	Clearwater Energy, Inc., Class A	109,324
3,996	Cognizant Technology Solutions Corporation	278,441
17,191	Computershare, Ltd.	222,702
1,112	Dialog Semiconductor plc[f]	32,511
5,639	Dolby Laboratories, Inc.	364,449
7,554	Fiserv, Inc.[f]	626,453
1,559	Guidewire Software, Inc.[f]	135,134
27,256	Halma plc	501,289
1,163	Intel Corporation	54,801
80	International Business Machines Corporation	10,754
424	Kulicke and Soffa Industries, Inc.	9,553
547	Lam Research Corporation	92,760
3,683	M/A-COM Technology Solutions Holdings, Inc.[f]	66,405
7,323	MasterCard, Inc.	1,546,105
9,192	Micron Technology, Inc.[f]	351,318
25,682	Microsoft Corporation	2,681,971
226	MicroStrategy, Inc.[f]	28,677
656	Monolithic Power Systems, Inc.	83,023
138	Motorola Solutions, Inc.	16,134
7,085	National Instruments Corporation	313,299
4,600	NEC Networks & System Integration Corporation	101,604
1,788	NXP Semiconductors NV	155,610
6,886	ON Semiconductor Corporation[f]	137,995
26,404	Oracle Corporation	1,326,273
6,300	Otsuka Corporation	203,919
4,462	PayPal Holdings, Inc.[f]	396,047
1,569	Pegasystems, Inc.	88,319
4,499	Plexus Corporation[f]	252,484
829	Q2 Holdings, Inc.[f]	49,268
1,136	Red Hat, Inc.[f]	202,026
2,144	Rogers Corporation[f]	272,095
1,800	Ryoyo Electro Corporation	24,610
4,068	SailPoint Technologies Holdings, Inc.[f]	116,141
5,090	Salesforce.com, Inc.[f]	773,527
25,700	Shinko Electric Industries Company, Ltd.	177,204
335	Siltronic AG	33,282
5,463	Synopsys, Inc.[f]	509,971
7,400	Teradata Corporation[f]	328,412
8,300	Teradyne, Inc.	298,717

Shares	Common Stock (45.5%)	Value
Information Technology (7.6%) - continued
10,403	Texas Instruments, Inc.	$1,047,374
900	Tokyo Seimitsu Company, Ltd.	26,357
849	Verint Systems, Inc.[f]	41,066
574	VeriSign, Inc.[f]	97,161
6,012	Virtusa Corporation[f]	291,702
4,926	Visa, Inc.	665,059
3,181	Xilinx, Inc.	356,081
5,843	Zix Corporation[f]	41,602

	Total	27,868,373

Materials (2.3%)
5,970	Alcoa Corporation[f]	177,190
1,069	Balchem Corporation	88,748
6,500	Ball Corporation	339,820
35,571	BHP Group plc	794,751
20,454	BHP Group, Ltd.	522,248
1,798	Celanese Corporation	172,176
6,660	CF Industries Holdings, Inc.	290,709
2,712	Chemours Company	96,954
200	Daido Steel Company, Ltd.	8,360
5,420	Eastman Chemical Company	436,960
7,573	Evonik Industries AG	207,110
734	Fuchs Petrolub SE	34,432
9,032	Granges AB	86,868
6,450	Hexpol AB	57,093
2,700	Hitachi Chemical Company, Ltd.	44,536
2,400	Hokuetsu Corporation	13,020
13,300	JSR Corporation	215,040
819	Kadant, Inc.	69,861
220	Kaiser Aluminum Corporation	22,081
996	Koninklijke DSM NV	93,142
11,600	Kuraray Company, Ltd.	178,392
8,800	Kyoei Steel, Ltd.[h]	143,678
1,500	Lintec Corporation	33,217
7,347	Methanex Corporation	400,926
23,200	Mitsubishi Gas Chemical Company, Inc.	366,946
13,804	Mondi plc	333,823
9,400	Nippon Kayaku Company, Ltd.	118,361
6,900	Nippon Light Metal Holdings Company, Ltd.	15,311
30,400	Nippon Steel & Sumitomo Metal Corporation	562,957
2,312	OMNOVA Solutions, Inc.[f]	20,600
17,000	Owens-Illinois, Inc.	341,190
24,525	Sandfire Resources NL	125,111
500	Sanyo Special Steel Company, Ltd.	10,835
3,546	Scotts Miracle-Gro Company	263,645
12,925	SSAB AB, Class A	51,236
10,550	Steel Dynamics, Inc.	386,025
1,300	Taiyo Holdings Company, Ltd.	39,580
5,900	Toagosei Company, Ltd.	68,722
1,000	Ube Industries, Ltd.	22,613
1,376	United States Lime & Minerals, Inc.	94,958
24,500	UPM-Kymmene Oyj	711,521
8,309	Verso Corporation[f]	204,983
5,010	WestRock Company	203,957

	Total	8,469,686

Real Estate (1.1%)
2,496	Alexandria Real Estate Equities, Inc.	328,748
3,357	Camden Property Trust	325,461
1,246	Castellum AB	23,622
855	CoreSite Realty Corporation	84,465
8,416	Cousins Properties, Inc.	74,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (45.5%)	Value
Real Estate (1.1%) - continued
5,300	Daito Trust Construction Company, Ltd.	$736,129
1,138	Deutsche EuroShop AG	35,414
2,495	Digital Realty Trust, Inc.	270,308
10,709	Duke Realty Corporation	313,131
1,944	Granite REIT	88,134
15,458	Host Hotels & Resorts, Inc.	279,172
51,000	Hysan Development Company, Ltd.	265,397
179,744	Mirvac Group	315,158
6,065	Physicians Realty Trust	109,837
5,075	QTS Realty Trust, Inc.	213,708
5,481	Quebecor, Inc.	129,021
17,000	Road King Infrastructure, Ltd.	30,920
13,170	Scentre Group	38,144
3,000	Swire Pacific, Ltd.	35,530
4,078	Terreno Realty Corporation	164,507
61,636	Vicinity Centres	117,346
1,276	Wereldhave NVh	40,889
40,200	Wing Tai Holdings, Ltd.	61,358

	Total	4,080,881

Utilities (0.7%)
7,974	AGL Energy, Ltd.	124,591
23,950	Enagas SA	698,092
4,250	Entergy Corporation	379,057
6,366	Exelon Corporation	304,040
2,071	New Jersey Resources Corporation	100,443
1,456	NorthWestern Corporation	93,053
3,524	PNM Resources, Inc.	150,087
7,250	Public Service Enterprise Group, Inc.	395,488
1,349	Southwest Gas Holdings, Inc.	105,654
358	Unitil Corporation	18,781

	Total	2,369,286

	Total Common Stock (cost $162,167,546)	167,243,403

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Asset-Backed Securities (2.6%)
	Babson CLO, Ltd.
425,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	416,228
	Business Jet Securities, LLC
448,030	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	452,311
	Cent CLO, LP
575,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	571,951
	College Ave Student Loans, LLC
235,127	4.156%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,g]	236,740
	Foundation Finance Trust
226,693	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	225,355
	Harley Marine Financing, LLC
416,500	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	290,063
	Legacy Mortgage Asset Trust
450,000	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[c,g]	447,840

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Asset-Backed Securities (2.6%) - continued
	Lehman XS Trust
$127,237	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	$112,957
	Lendmark Funding Trust
300,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	296,462
	Madison Park Funding XIV, Ltd.
425,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	422,166
	Octagon Investment Partners XX, Ltd.
300,000	6.168%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,g	300,058
	OHA Credit Funding 1, Ltd.
350,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	345,556
	OZLM Funding II, Ltd.
700,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	695,563
	OZLM IX, Ltd.
400,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	396,111
	Palmer Square Loan Funding, Ltd.
300,000	4.370%, (LIBOR 3M + 1.900%), 1/20/2027, Ser. 2018-5A, Class Bb,g	293,930
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	688,950
	Preston Ridge Partners Mortgage Trust, LLC
69,152	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,i]	69,134
	Pretium Mortgage Credit Partners, LLC
342,361	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,i]	342,972
	Sound Point CLO X, Ltd.
350,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	340,046
	Sound Point CLO XXI, Ltd.
700,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	688,691
	Spirit Master Funding, LLC
595,744	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	603,587
	THL Credit Wind River CLO, Ltd.
350,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	339,741
1,075,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,g]	1,057,828

	Total	9,634,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Basic Materials (0.7%)
	Alcoa Nederland Holding BV
$80,000	6.750%, 9/30/2024[g]	$83,333
	Anglo American Capital plc
76,000	4.125%, 9/27/2022[g]	74,943
	ArcelorMittal SA
34,000	6.125%, 6/1/2025	36,567
	BWAY Holding Company
150,000	5.500%, 4/15/2024[g]	146,532
	CF Industries, Inc.
190,000	3.450%, 6/1/2023[h]	183,350
	Chemours Company
200,000	5.375%, 5/15/2027	192,000
	E.I. du Pont de Nemours and Company
76,000	2.200%, 5/1/2020	75,519
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[g]	309,225
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	38,855
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	62,012
	Novelis Corporation
210,000	5.875%, 9/30/2026[g]	202,913
	Olin Corporation
200,000	5.125%, 9/15/2027	195,000
	Packaging Corporation of America
55,000	2.450%, 12/15/2020	54,238
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[g]	164,050
	Platform Specialty Products Corporation
120,000	5.875%, 12/1/2025[g]	119,700
	Sherwin-Williams Company
75,000	2.250%, 5/15/2020	74,192
	Syngenta Finance NV
64,000	3.933%, 4/23/2021[g]	63,528
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[g]	162,954
	United States Steel Corporation
200,000	6.250%, 3/15/2026	181,250
	Vale Overseas, Ltd.
18,000	4.375%, 1/11/2022	18,095
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[g]	58,688

	Total	2,496,944

Capital Goods (0.9%)
	AECOM
235,000	5.875%, 10/15/2024	244,635
	Ashtead Capital, Inc.
150,000	4.125%, 8/15/2025[g]	143,250
	Bombardier, Inc.
210,000	7.500%, 3/15/2025[g]	202,650
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[g]	286,781
	Caterpillar Financial Services Corporation
55,000	1.850%, 9/4/2020	54,231
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[g]	314,185
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	56,304

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Capital Goods (0.9%) - continued
	CNH Industrial Capital, LLC
$56,000	4.875%, 4/1/2021	$56,840
	Covanta Holding Corporation
200,000	6.000%, 1/1/2027	191,500
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	261,950
	General Electric Company
259,000	5.000%, 1/21/2021[b,j]	227,920
	H&E Equipment Services, Inc.
190,000	5.625%, 9/1/2025	185,725
	L3 Technologies, Inc.
65,000	4.950%, 2/15/2021	66,838
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	59,829
	Owens-Brockway Glass Container, Inc.
230,000	5.000%, 1/15/2022[g]	232,300
	Reynolds Group Issuer, Inc.
250,000	5.125%, 7/15/2023[g]	250,463
	Rockwell Collins, Inc.
37,000	2.800%, 3/15/2022	36,242
	Textron Financial Corporation
140,000	4.351%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	103,600
	TTM Technologies, Inc., Convertible
55,000	1.750%, 12/15/2020	70,022
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	303,750
	United Technologies Corporation
70,000	3.950%, 8/16/2025	71,792

	Total	3,420,807

Collateralized Mortgage Obligations (3.7%)
	Alternative Loan Trust 2007-6
183,220	5.750%, 4/25/2047, Ser. 2007-6, Class A4	155,181
	Antler Mortgage Trust
750,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	744,403
	Banc of America Alternative Loan Trust
274,159	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	257,616
	Banc of America Funding
437,786	2.666%, (LIBOR 1M + 0.160%), 2/20/2047, Ser. 2007-A, Class 2A1[b]	415,294
	Banc of America Mortgage Securities, Inc.
69,374	4.379%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	66,866
	Bellemeade Re 2018-1, Ltd.
350,000	4.110%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	349,999
	CHL Mortgage Pass-Through Trust
313,527	3.855%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	285,660
181,158	4.241%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	174,562
442,173	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	371,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Collateralized Mortgage Obligations (3.7%) - continued
	CIM Trust
$325,706	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	$340,274
	COLT Mortgage Loan Trust
51,285	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,g]	51,061
	Countrywide Alternative Loan Trust
315,751	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	194,061
	Countrywide Home Loan Mortgage Pass Through Trust
190,210	4.075%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	166,773
	Credit Suisse First Boston Mortgage Securities Corporation
143,769	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	140,423
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
268,372	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	272,353
308,842	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	321,267
	Federal National Mortgage Association - REMIC
1,802,333	3.000%, 8/25/2027, Ser. 2012-95, Class HIk	135,217
849,268	2.500%, 1/25/2028, Ser. 2012-152, Class AIk	61,193
2,039,190	3.000%, 1/25/2028, Ser. 2012-147, Class EIk	165,269
1,077,166	2.500%, 6/25/2028, Ser. 2013-87, Class IWk	78,826
	GMAC Mortgage Corporation Loan Trust
180,463	3.784%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	169,665
40,851	3.010%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,l]	44,803
	Impac Secured Assets Trust
370,082	2.750%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	309,013
	IndyMac INDA Mortgage Loan Trust
176,185	3.896%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	173,175
	IndyMac INDX Mortgage Loan Trust
338,975	3.747%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	302,049
361,712	2.720%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	328,427
	J.P. Morgan Alternative Loan Trust
162,654	4.144%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	150,500
427,155	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	363,257
	J.P. Morgan Mortgage Acquisition Trust
146,442	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	107,637

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Collateralized Mortgage Obligations (3.7%) - continued
	Lehman Mortgage Trust
$37,584	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	$37,245
	Master Asset Securitization Trust
375,734	3.010%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	169,985
	Merrill Lynch Mortgage Investors Trust
251,114	4.224%, 6/25/2035, Ser. 2005-A5, Class M1[b]	250,562
	MortgageIT Trust
435,724	2.710%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	387,560
	Oak Hill Advisors Residential Loan Trust
181,617	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,i]	178,212
	Preston Ridge Partners Mortgage, LLC
150,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,e,g]	149,775
	Radnor RE, Ltd.
475,000	5.210%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	474,507
	RCO 2017-INV1 Trust
590,894	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	580,546
	Renaissance Home Equity Loan Trust
290,350	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[i]	191,221
458,323	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[i]	238,351
	Residential Accredit Loans, Inc. Trust
213,974	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	206,641
264,061	3.060%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	205,548
141,660	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	130,103
	Residential Asset Securitization Trust
200,807	3.300%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	195,678
	Residential Funding Mortgage Security I Trust
347,820	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	322,560
	Starwood Mortgage Residential Trust
433,781	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	437,802
	Structured Adjustable Rate Mortgage Loan Trust
133,866	4.192%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	122,921
230,987	4.268%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	183,340
	Structured Asset Mortgage Investments, Inc.
518,217	2.820%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	498,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Collateralized Mortgage Obligations (3.7%) - continued
	Toorak Mortgage Corporation 2018-1, Ltd.
$450,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[g,i]	$446,449
	Vericrest Opportunity Loan Trust LXV, LLC
325,247	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,i]	322,246
	Wachovia Asset Securitization, Inc.
227,544	2.650%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,g,l	210,988
	WaMu Mortgage Pass Through Certificates
109,192	3.480%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	99,510
288,262	3.132%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	268,798
173,053	2.992%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	162,477
	Wells Fargo Home Equity Trust
228,759	3.010%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	222,629
	Wells Fargo Mortgage Backed Securities Trust
112,923	4.772%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	114,771
129,107	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	126,974
99,337	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	97,680

	Total	13,730,179

Commercial Mortgage-Backed Securities (0.1%)
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	400,442

	Total	400,442

Communications Services (1.7%)
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	302,712
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	56,742
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,799
	AT&T, Inc.
38,000	5.200%, 3/15/2020	38,912
	British Sky Broadcasting Group plc
47,000	2.625%, 9/16/2019[g]	46,769
	CCO Holdings, LLC
100,000	5.500%, 5/1/2026[g]	99,750
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[g]	315,425
	Charter Communications Operating, LLC
68,000	3.579%, 7/23/2020	68,176
32,000	4.500%, 2/1/2024	32,601
33,000	4.908%, 7/23/2025	33,956

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Communications Services (1.7%) - continued
	Clear Channel Worldwide Holdings, Inc.
$265,000	6.500%, 11/15/2022	$270,962
	Comcast Corporation
76,000	1.625%, 1/15/2022	73,228
35,000	3.700%, 4/15/2024	35,775
35,000	3.950%, 10/15/2025	36,226
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	25,011
39,000	3.150%, 7/15/2023	38,102
	CSC Holdings, LLC
200,000	5.500%, 5/15/2026[g]	198,000
20,000	5.500%, 4/15/2027[g]	19,550
	Digicel, Ltd.
287,750	6.000%, 4/15/2021[g,h]	265,593
	Discovery Communications, LLC
37,000	2.200%, 9/20/2019	36,733
75,000	2.950%, 3/20/2023	72,677
	DISH Network Corporation, Convertible
403,000	3.375%, 8/15/2026	342,348
	Fox Corporation
68,000	4.030%, 1/25/2024[g]	69,182
	GCI Liberty, Inc., Convertible
284,000	1.750%, 9/30/2046[g]	302,803
	Gray Escrow, Inc.
220,000	7.000%, 5/15/2027[g]	228,712
	IAC FinanceCo, Inc., Convertible
286,000	0.875%, 10/1/2022[g]	423,707
	Intelsat Jackson Holdings SA
105,000	8.500%, 10/15/2024[g]	106,050
	Level 3 Communications, Inc.
200,000	5.375%, 1/15/2024	199,000
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	184,357
	Liberty Media Corporation, Convertible
357,000	1.000%, 1/30/2023	375,947
	Meredith Corporation
55,000	6.875%, 2/1/2026[g]	56,513
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,446
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[g]	109,488
	Netflix, Inc.
200,000	4.875%, 4/15/2028	190,000
	Sprint Corporation
385,000	7.625%, 2/15/2025	402,441
	Twitter, Inc., Convertible
213,000	0.250%, 6/15/2024[g]	197,908
	Verizon Communications, Inc.
91,000	2.946%, 3/15/2022	90,741
73,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	72,471
	Viacom, Inc.
55,000	4.250%, 9/1/2023	55,834
85,000	5.875%, 2/28/2057[b]	82,072
	Windstream Services, LLC
150,000	8.625%, 10/31/2025[g]	141,375
	World Wrestling Entertainment, Inc., Convertible
97,000	3.375%, 12/15/2023[g]	324,465

	Total	6,119,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
$280,000	5.000%, 10/1/2024[g]	$275,800
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,497
	BMW U.S. Capital, LLC
75,000	1.500%, 4/11/2019[g]	74,829
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[g]	122,500
	Caesars Entertainment Corporation, Convertible
72,000	5.000%, 10/1/2024	106,233
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	201,960
	D.R. Horton, Inc.
53,000	2.550%, 12/1/2020	52,090
	Delphi Jersey Holdings plc
205,000	5.000%, 10/1/2025[g]	175,787
	Ford Motor Credit Company, LLC
76,000	2.262%, 3/28/2019	75,857
85,000	2.597%, 11/4/2019	84,558
57,000	3.336%, 3/18/2021	55,456
71,000	5.596%, 1/7/2022	71,984
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	56,552
36,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	35,526
57,000	4.375%, 9/25/2021	57,545
33,000	4.200%, 11/6/2021	33,228
37,000	3.150%, 6/30/2022	35,842
	Harley-Davidson Financial Services, Inc.
48,000	4.050%, 2/4/2022[g]	47,958
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	59,809
	Hyundai Capital America
37,000	2.550%, 4/3/2020[g]	36,559
37,000	2.750%, 9/18/2020[g]	36,522
	Jaguar Land Rover Automotive plc
211,000	5.625%, 2/1/2023[g,h]	193,856
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
189,000	6.694%, 1/15/2027	179,550
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[g]	160,000
	Lennar Corporation
55,000	2.950%, 11/29/2020	53,763
18,000	4.125%, 1/15/2022	17,915
17,000	4.875%, 12/15/2023	17,000
265,000	4.500%, 4/30/2024	260,363
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[g]	70,525
100,000	5.625%, 3/15/2026[g]	101,000
	Macy’s Retail Holdings, Inc.
15,000	3.875%, 1/15/2022	14,736
22,000	2.875%, 2/15/2023	20,118
	McDonald’s Corporation
76,000	2.625%, 1/15/2022	75,533
	MGM Resorts International
175,000	6.000%, 3/15/2023	181,563
190,000	5.750%, 6/15/2025	190,950

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Consumer Cyclical (1.3%) - continued
	Navistar International Corporation
$185,000	6.625%, 11/1/2025[g]	$185,000
	New Red Finance, Inc.
180,000	4.250%, 5/15/2024[g]	174,150
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[g]	56,954
	Prime Security Services Borrower, LLC
187,000	9.250%, 5/15/2023[g]	197,753
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	59,423
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[g]	148,500
	Visa, Inc.
60,000	2.200%, 12/14/2020	59,611
	Volkswagen Group of America Finance, LLC
55,000	4.250%, 11/13/2023[g]	55,635
	Wabash National Corporation
200,000	5.500%, 10/1/2025[g]	182,500
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[g]	304,908

	Total	4,873,998

Consumer Non-Cyclical (1.2%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	74,345
40,000	3.400%, 11/30/2023	40,508
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,547
38,000	2.900%, 11/6/2022	37,538
	Albertson’s Companies, LLC
220,000	6.625%, 6/15/2024	216,700
	Amgen, Inc.
74,000	3.875%, 11/15/2021	75,454
	Anheuser-Busch InBev Finance, Inc.
27,000	2.650%, 2/1/2021	26,889
80,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	80,382
38,000	3.300%, 2/1/2023	37,916
	Anheuser-Busch InBev Worldwide, Inc.
73,000	3.500%, 1/12/2024	73,272
	BAT Capital Corporation
37,000	2.297%, 8/14/2020	36,517
38,000	2.764%, 8/15/2022	36,895
	Bayer U.S. Finance II, LLC
71,000	3.500%, 6/25/2021[g]	70,805
	Becton, Dickinson and Company
76,000	3.125%, 11/8/2021	75,254
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	41,090
	Bunge, Ltd. Finance Corporation
60,000	3.500%, 11/24/2020	59,943
	Cardinal Health, Inc.
38,000	1.948%, 6/14/2019	37,884
	Cardtronics, Inc., Convertible
125,000	1.000%, 12/1/2020	118,145
	Cigna Corporation
69,000	4.125%, 11/15/2025[g]	70,436
	Conagra Brands, Inc.
34,000	3.800%, 10/22/2021	34,165
34,000	4.300%, 5/1/2024	34,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Consumer Non-Cyclical (1.2%) - continued
	CVS Health Corporation
$74,000	3.350%, 3/9/2021	$74,265
38,000	2.750%, 12/1/2022	37,128
111,000	3.700%, 3/9/2023	111,861
	Energizer Holdings, Inc.
210,000	6.375%, 7/15/2026[g]	204,225
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,385
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[g]	19,519
	HCA, Inc.
187,750	4.750%, 5/1/2023	193,433
	J.M. Smucker Company
37,000	2.200%, 12/6/2019	36,800
	JBS USA, LLC
300,000	5.750%, 6/15/2025[g]	299,250
	Kellogg Company
70,000	3.125%, 5/17/2022	68,999
	Kraft Heinz Foods Company
75,000	5.375%, 2/10/2020	76,709
37,000	4.000%, 6/15/2023	37,623
	Kroger Company
37,000	2.800%, 8/1/2022	36,346
	Maple Escrow Subsidiary, Inc.
74,000	3.551%, 5/25/2021[g]	74,319
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	59,974
	Medtronic Global Holdings SCA
76,000	1.700%, 3/28/2019	75,900
	Mondelez International Holdings Netherlands BV
55,000	2.000%, 10/28/2021[g]	53,226
	Mylan NV
37,000	3.150%, 6/15/2021	36,351
	Mylan, Inc.
33,000	3.125%, 1/15/2023[g]	31,384
	Pernod Ricard SA
30,000	5.750%, 4/7/2021[g]	31,552
	Perrigo Finance Unlimited Company
70,000	4.375%, 3/15/2026	65,088
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	33,003
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%, 9/23/2021	72,020
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[g]	56,310
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	271,700
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,556
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	51,988
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	199,500
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	60,761
	VRX Escrow Corporation
400,000	6.125%, 4/15/2025[g]	378,000
	Zimmer Biomet Holdings, Inc.
56,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	55,785

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Zoetis, Inc.
$55,000	3.450%, 11/13/2020	$55,185

	Total	4,270,116

Energy (1.5%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[g]	176,587
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	55,356
12,000	4.850%, 3/15/2021	12,298
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	199,750
	BP Capital Markets America, Inc.
152,000	2.520%, 9/19/2022	149,110
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,800
	Canadian Natural Resources, Ltd.
38,000	2.950%, 1/15/2023	37,136
	Canadian Oil Sands, Ltd.
37,000	9.400%, 9/1/2021[g]	40,948
	Cheniere Corpus Christi Holdings, LLC
175,000	7.000%, 6/30/2024	192,902
	Cheniere Energy Partners, LP
245,000	5.625%, 10/1/2026[g]	245,578
	Chesapeake Energy Corporation
100,000	7.000%, 10/1/2024[h]	97,500
	Continental Resources, Inc.
30,000	5.000%, 9/15/2022	30,149
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	201,750
	Diamondback Energy, Inc.
225,000	4.750%, 11/1/2024	224,438
	Enbridge, Inc.
38,000	2.900%, 7/15/2022	37,194
178,000	6.250%, 3/1/2078[b]	169,061
	Encana Corporation
58,000	3.900%, 11/15/2021	58,417
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	311,250
	Energy Transfer Operating, LP
37,000	4.200%, 9/15/2023	37,285
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	60,588
	Enterprise Products Operating, LLC
190,000	4.875%, 8/16/2077[b]	169,455
	EOG Resources, Inc.
60,000	2.625%, 3/15/2023	58,929
	EQM Midstream Partners, LP
51,000	4.750%, 7/15/2023	51,728
	EQT Corporation
68,000	8.125%, 6/1/2019	68,926
37,000	3.000%, 10/1/2022	35,539
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	69,967
	Hess Corporation
37,000	3.500%, 7/15/2024	35,412
	Kinder Morgan Energy Partners, LP
37,000	9.000%, 2/1/2019	37,000
76,000	3.450%, 2/15/2023	75,613
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,575
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	60,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Energy (1.5%) - continued
	MPLX, LP
$57,000	4.500%, 7/15/2023	$58,774
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024	73,769
	ONEOK Partners, LP
35,000	3.800%, 3/15/2020	35,137
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[g]	79,300
	PBF Holding Company, LLC
140,000	7.250%, 6/15/2025	139,300
	Petroleos Mexicanos
36,000	6.375%, 2/4/2021	36,540
	Plains All American Pipeline, LP
83,000	5.000%, 2/1/2021	84,542
153,000	6.125%, 11/15/2022[b,j]	137,126
	Sabine Pass Liquefaction, LLC
38,000	6.250%, 3/15/2022	40,490
38,000	5.625%, 4/15/2023	40,199
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[g]	59,706
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	190,550
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	60,988
	Sunoco, LP
100,000	5.875%, 3/15/2028	97,625
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[g]	267,438
	Targa Resources Partners, LP
200,000	5.250%, 5/1/2023	200,250
	Transocean Guardian, Ltd.
189,000	5.875%, 1/15/2024[g]	189,945
	W&T Offshore, Inc.
200,000	9.750%, 11/1/2023[g]	195,500
	Weatherford International, Ltd.
52,000	4.500%, 4/15/2022	33,020
	Western Gas Partners, LP
38,000	4.000%, 7/1/2022	38,129
	Whiting Petroleum Corporation, Convertible
171,000	1.250%, 4/1/2020	163,722
	Williams Partners, LP
77,000	4.000%, 11/15/2021	77,794
	WPX Energy, Inc.
135,000	5.750%, 6/1/2026	134,325

	Total	5,509,424

Financials (3.4%)
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	59,953
	AIG Global Funding
74,000	2.150%, 7/2/2020[g]	73,204
	Air Lease Corporation
73,000	2.500%, 3/1/2021	71,338
	Aircastle, Ltd.
46,000	5.000%, 4/1/2023	46,702
	American Express Company
36,000	3.375%, 5/17/2021	36,255
	American Express Credit Corporation
38,000	2.912%, (LIBOR 3M + 0.330%), 5/3/2019[b]	38,012
38,000	2.200%, 3/3/2020	37,754
60,000	3.828%, (LIBOR 3M + 1.050%), 9/14/2020[b]	60,623

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Financials (3.4%) - continued
	Ares Capital Corporation
$76,000	3.875%, 1/15/2020	$76,192
	Athene Global Funding
53,000	4.000%, 1/25/2022[g]	53,609
	Australia and New Zealand Banking Group, Ltd.
121,000	6.750%, 6/15/2026[b,g,j]	124,932
	Bank of America Corporation
37,000	2.369%, 7/21/2021[b]	36,639
76,000	2.328%, 10/1/2021[b]	75,041
74,000	2.738%, 1/23/2022[b]	73,418
74,000	3.499%, 5/17/2022[b]	74,641
71,000	3.550%, 3/5/2024[b]	71,393
33,000	3.864%, 7/23/2024[b]	33,637
	Bank of Montreal
50,000	1.500%, 7/18/2019	49,723
58,000	2.100%, 6/15/2020	57,446
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	75,381
	Bank of Nova Scotia
37,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	36,989
57,000	2.700%, 3/7/2022	56,402
	Barclays plc
201,000	7.750%, 9/15/2023[b,j]	200,413
56,000	4.338%, 5/16/2024[b]	55,410
	BB&T Corporation
74,000	2.150%, 2/1/2021	72,852
	BNP Paribas SA
270,000	7.625%, 3/30/2021[b,g,j]	284,237
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,739
111,000	3.050%, 3/9/2022	109,571
	Cboe Global Markets, Inc.
57,000	1.950%, 6/28/2019	56,774
	Central Fidelity Capital Trust I
125,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	112,500
	CIT Group, Inc.
190,000	4.750%, 2/16/2024	192,137
	Citigroup, Inc.
76,000	2.450%, 1/10/2020	75,661
76,000	2.650%, 10/26/2020	75,472
114,000	2.350%, 8/2/2021	111,964
38,000	2.750%, 4/25/2022	37,551
37,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	36,731
73,000	3.142%, 1/24/2023[b]	72,570
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	68,083
	Commonwealth Bank of Australia
76,000	2.250%, 3/10/2020[g]	75,463
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
74,000	3.950%, 11/9/2022	74,542
	Credit Agricole SA
38,000	3.375%, 1/10/2022[g]	37,708
112,400	8.125%, 12/23/2025[b,g,j]	121,813
	Credit Suisse Group AG
51,000	7.500%, 7/17/2023[b,g,j]	52,020
268,000	7.500%, 12/11/2023[b,g,j]	284,268
	Credit Suisse Group Funding (Guernsey), Ltd.
76,000	3.125%, 12/10/2020	75,851
114,000	3.800%, 9/15/2022	114,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Financials (3.4%) - continued
	Deutsche Bank AG
$37,000	2.700%, 7/13/2020	$36,245
114,000	4.250%, 10/14/2021	112,842
	Digital Realty Trust, LP
55,000	2.750%, 2/1/2023	52,792
	Discover Bank
24,000	8.700%, 11/18/2019	24,960
72,000	3.100%, 6/4/2020	71,826
	Fidelity National Financial, Inc.
52,000	5.500%, 9/1/2022	55,154
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	55,715
32,000	3.650%, 1/25/2024	32,166
	GE Capital International Funding Company
69,000	3.373%, 11/15/2025	65,892
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,j]	73,630
57,000	2.600%, 12/27/2020	56,615
76,000	5.250%, 7/27/2021	79,706
55,000	3.786%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,377
76,000	3.000%, 4/26/2022	75,214
51,000	2.876%, 10/31/2022[b]	50,245
37,000	3.801%, (LIBOR 3M + 1.050%), 6/5/2023[b]	36,811
	GS Finance Corporation, Convertible
794,000	0.500%, 6/23/2025[c]	765,583
	Hartford Financial Services Group, Inc.
59,000	4.741%, (LIBOR 3M + 2.125%), 2/12/2047[b,g]	50,445
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	55,010
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	114,711
76,000	6.875%, 6/1/2021[b,j]	79,040
80,000	6.375%, 9/17/2024[b,j]	78,600
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	70,148
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	77,250
90,000	6.375%, 12/15/2025	92,025
	ILFC E-Capital Trust II
415,000	4.800%, (H15T30Y + 1.800%), 12/21/2065[b,g]	317,475
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	76,955
76,000	5.875%, 8/15/2022	79,679
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	130,944
	J.P. Morgan Chase & Company
55,000	3.418%, (LIBOR 3M + 0.680%), 6/1/2021[b]	55,136
133,000	4.625%, 11/1/2022[b,j]	122,633
145,000	2.972%, 1/15/2023	143,882
57,000	2.776%, 4/25/2023[b]	56,192
78,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	78,956
69,000	4.023%, 12/5/2024[b]	70,782
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[g]	27,889
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	51,644

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Financials (3.4%) - continued
$40,000	4.998%, (LIBOR 3M + 2.358%), 5/17/2066[b]	$34,600
	Lloyds Banking Group plc
142,000	6.657%, 5/21/2037[b,g,j]	139,248
	Macquarie Bank, Ltd.
162,000	6.125%, 3/8/2027[b,g,j]	145,193
	Marsh & McLennan Companies, Inc.
51,000	3.875%, 3/15/2024	51,986
	MGIC Investment Corporation, Convertible
150,000	9.000%, 4/1/2063*	191,866
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	37,692
73,000	3.455%, 3/2/2023	73,381
	Morgan Stanley
76,000	2.800%, 6/16/2020	75,887
74,000	5.500%, 7/28/2021	78,147
77,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	77,644
37,000	2.750%, 5/19/2022	36,463
40,000	4.875%, 11/1/2022	41,893
74,000	3.125%, 1/23/2023	73,607
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	204,000
	National City Corporation
48,000	6.875%, 5/15/2019	48,542
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	47,985
	Park Aerospace Holdings, Ltd.
190,000	5.500%, 2/15/2024[g]	193,088
	PNC Bank NA
74,000	2.450%, 11/5/2020	73,325
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[g]	284,675
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,270
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	49,990
37,000	3.800%, 8/14/2023	37,308
	Reinsurance Group of America, Inc.
56,000	4.700%, 9/15/2023	58,235
	Royal Bank of Canada
76,000	2.125%, 3/2/2020	75,486
	Royal Bank of Scotland Group plc
245,000	8.625%, 8/15/2021[b,j]	260,852
195,000	5.125%, 5/28/2024	195,953
153,000	7.648%, 9/30/2031[b,j]	186,372
	Santander Holdings USA, Inc.
51,000	4.450%, 12/3/2021	51,859
	Santander UK Group Holdings plc
76,000	2.875%, 8/5/2021	74,446
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	59,621
80,000	2.500%, 7/15/2021	79,056
	SITE Centers Corporation
17,000	4.625%, 7/15/2022	17,493
	Societe Generale SA
240,000	8.000%, 9/29/2025[b,g,j]	250,200
	Standard Chartered plc
11,000	2.100%, 8/19/2019[g]	10,944
	State Street Capital Trust IV
440,000	3.788%, (LIBOR 3M + 1.000%), 6/15/2047[b]	337,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Financials (3.4%) - continued
	State Street Corporation
$60,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	$60,379
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	73,564
37,000	2.784%, 7/12/2022	36,439
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	49,839
	Synchrony Financial
37,000	3.000%, 8/15/2019	36,901
25,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,013
34,000	4.250%, 8/15/2024	33,195
	Toronto-Dominion Bank
45,000	2.550%, 1/25/2021	44,724
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[g]	73,578
	USB Realty Corporation
396,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,j]	348,480
	Vantiv, LLC
200,000	4.375%, 11/15/2025[g]	191,996
	Ventas Realty, LP
37,000	3.100%, 1/15/2023	36,236
	Wachovia Capital Trust II
40,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	35,750
	Wells Fargo & Company
45,000	2.100%, 7/26/2021	44,000
37,000	2.625%, 7/22/2022	36,375
77,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	77,473
50,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	50,526
34,000	3.750%, 1/24/2024	34,584
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,502
	Westpac Banking Corporation
65,000	3.490%, (LIBOR 3M + 0.850%), 8/19/2021[b]	65,561

	Total	12,411,082

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation
1,159,987	3.500%, 8/15/2035, Ser. 345, Class C8[k]	176,767
	Federal Home Loan Mortgage Corporation - REMIC
1,062,672	3.000%, 5/15/2027, Ser. 4046, Class GIk	80,279
654,594	3.000%, 4/15/2033, Ser. 4203, Class DIk	53,912
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,025,000	4.000%, 2/1/2049[e]	3,097,907
	Federal National Mortgage Association
1,445,069	3.000%, 11/25/2027, Ser. 2012-121, Class BIk	116,673

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Mortgage-Backed Securities (5.7%) - continued
	Federal National Mortgage Association - REMIC
$1,136,173	3.000%, 7/25/2027, Ser. 2012-74, Class AIk	$88,288
1,396,481	3.000%, 7/25/2027, Ser. 2012-73, Class DIk	117,837
1,510,871	3.000%, 12/25/2027, Ser. 2012-139, Class DIk	120,911
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,750,000	3.500%, 2/1/2049[e]	3,768,677
3,725,000	4.000%, 2/1/2049[e]	3,812,814
7,350,000	4.500%, 2/1/2049[e]	7,636,679
1,775,000	5.000%, 3/1/2049[e]	1,864,154

	Total	20,934,898

Technology (0.9%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[g]	165,000
	Apple, Inc.
76,000	2.850%, 5/6/2021	76,428
74,000	2.965%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,105
74,000	2.400%, 1/13/2023	72,870
	Baidu, Inc.
37,000	3.000%, 6/30/2020	36,843
	Broadcom Corporation
75,000	2.650%, 1/15/2023	71,259
75,000	3.625%, 1/15/2024	73,002
	Citrix Systems, Inc., Convertible
173,000	0.500%, 4/15/2019	246,266
	Cypress Semiconductor Corporation, Convertible
44,000	4.500%, 1/15/2022	53,821
	Diamond 1 Finance Corporation
76,000	5.450%, 6/15/2023[g]	79,499
	Electronics For Imaging, Inc., Convertible
62,000	2.250%, 11/15/2023[g]	62,048
	Equinix, Inc.
200,000	5.750%, 1/1/2025	205,500
	Fidelity National Information Services, Inc.
34,000	3.625%, 10/15/2020	34,224
65,000	2.250%, 8/15/2021	63,205
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[g]	164,063
	Hewlett Packard Enterprise Company
95,000	3.600%, 10/15/2020	95,590
	Intel Corporation
60,000	3.100%, 7/29/2022	60,809
	Intel Corporation, Convertible
191,000	3.250%, 8/1/2039	437,988
	Marvell Technology Group, Ltd.
37,000	4.200%, 6/22/2023	36,950
	Microchip Technology, Inc., Convertible
105,000	1.625%, 2/15/2027	112,350
	Micron Technology, Inc., Convertible
72,000	3.000%, 11/15/2043	94,821
	Microsoft Corporation
76,000	2.400%, 2/6/2022	75,663
	NetApp, Inc.
55,000	2.000%, 9/27/2019	54,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Technology (0.9%) - continued
	ON Semiconductor Corporation, Convertible
$87,000	1.625%, 10/15/2023	$105,149
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,291
	Red Hat, Inc., Convertible
37,000	0.250%, 10/1/2019	89,291
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	89,891
	Verint Systems, Inc., Convertible
54,000	1.500%, 6/1/2021	53,887
	Vishay Intertechnology, Inc., Convertible
124,000	2.250%, 6/15/2025[g]	115,043
	VMware, Inc.
37,000	2.300%, 8/21/2020	36,419
	Western Digital Corporation
220,000	4.750%, 2/15/2026	204,600

	Total	3,200,524

Transportation (0.2%)
	Air Canada Pass Through Trust
15,558	3.875%, 3/15/2023[g]	15,184
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	56,677
11,310	4.950%, 11/23/2020	11,358
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,148
	Penske Truck Leasing Company, LP
32,000	3.650%, 7/29/2021[g]	32,184
	Ryder System, Inc.
68,000	3.500%, 6/1/2021	68,147
	Union Pacific Corporation
55,000	3.750%, 7/15/2025	56,306
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	58,758
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	182,688
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[g]	153,188

	Total	694,638

Utilities (0.6%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	37,285
	Ameren Corporation
60,000	2.700%, 11/15/2020	59,440
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	87,631
	Calpine Corporation
95,000	5.375%, 1/15/2023	92,388
	CenterPoint Energy, Inc.
37,000	2.500%, 9/1/2022	35,564
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,575
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	73,529
	DTE Energy Company
51,000	3.300%, 6/15/2022	50,635
	Duke Energy Corporation
74,000	2.400%, 8/15/2022	71,536
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	166,400
	Edison International
38,000	2.125%, 4/15/2020	36,811

Principal Amount	Long-Term Fixed Income (24.5%)	Value
Utilities (0.6%) - continued
	Emera U.S. Finance, LP
$25,000	2.150%, 6/15/2019	$24,873
	Eversource Energy
37,000	2.500%, 3/15/2021	36,364
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	44,589
57,000	2.950%, 1/15/2020	56,836
	FirstEnergy Corporation
56,000	2.850%, 7/15/2022	54,599
	Fortis, Inc.
30,000	2.100%, 10/4/2021	28,897
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	49,963
	NextEra Energy Operating Partners, LP
210,000	4.500%, 9/15/2027[g]	190,969
	NiSource, Inc.
50,000	3.650%, 6/15/2023	50,330
230,000	5.650%, 6/15/2023[b,g,j]	221,566
	Pinnacle West Capital Corporation
37,000	2.250%, 11/30/2020	36,367
	PPL Capital Funding, Inc.
50,000	3.500%, 12/1/2022	49,816
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	49,349
	Sempra Energy
25,000	2.400%, 3/15/2020	24,757
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,083
	Southern Company
37,000	2.350%, 7/1/2021	36,250
	TerraForm Power Operating, LLC
195,000	5.000%, 1/31/2028[g]	181,106
	TransCanada Trust
245,000	5.875%, 8/15/2076[b]	239,169

	Total	2,143,677

	Total Long-Term Fixed Income (cost $90,484,777)	89,840,528

Shares	Registered Investment Companies (8.1%)	Value
Affiliated (6.8%)
2,633,313	Thrivent Core Emerging Markets Debt Fund	24,779,476

	Total	24,779,476

Unaffiliated (1.3%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	151,130
15,838	BlackRock Resources & Commodities Strategy Trust	126,862
35,000	Invesco Senior Loan ETF	785,400
2,003	iShares Dow Jones U.S. Real Estate Index Fund ETF	167,331
3,603	iShares iBoxx $ High Yield Corporate Bond ETF[h]	306,651
2,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	291,550
1,365	iShares Russell 2000 Index Fund	203,467
1,015	iShares Russell 2000 Value Index Fund	121,059
33,449	MFS Intermediate Income Trust	126,437
1,895	SPDR S&P Retail ETF[h]	83,683
695	SPDR S&P Semiconductor ETF	49,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Registered Investment Companies (8.1%)	Value
Unaffiliated (1.3%) - continued
36,578	Templeton Global Income Fund	$233,368
339	VanEck Vectors Semiconductor ETF	32,744
16,276	Vanguard Real Estate ETF	1,357,581
8,500	Vanguard Short-Term Corporate Bond ETF	671,330
43,453	Western Asset High Income Opportunity Fund, Inc.	209,878

	Total	4,918,282

	Total Registered Investment Companies (cost $30,456,301)	29,697,758

Shares	Preferred Stock (0.8%)	Value
Consumer Staples (0.1%)
10,600	CHS, Inc., 7.100%[b,j]	277,932

	Total	277,932

Energy (0.2%)
40,412	Crestwood Equity Partners, LP, 9.250%[j]	363,708
11,700	NuStar Logistics, LP, 9.521%[b]	292,500

	Total	656,208

Financials (0.5%)
2,826	Agribank FCB, 6.875%[b,j]	293,904
2,200	CoBank ACB, 6.250%[b,j]	225,500
5,944	Federal National Mortgage Association, 0.000%[f,j]	52,902
330	First Tennessee Bank NA, 3.750%[b,g,j]	240,900
7,700	GMAC Capital Trust I, 8.401%[b]	201,047
3,525	Hartford Financial Services Group, Inc., 7.875%[b]	100,709
5,600	Morgan Stanley, 7.125%[b,j]	155,680
325	Wells Fargo & Company, Convertible, 7.500%[j]	416,715

	Total	1,687,357

Real Estate (<0.1%)
7,650	Colony Capital, Inc., 8.75%[j]	196,299

	Total	196,299

Utilities (<0.1%)
2,925	NiSource, Inc., 6.500%[b,f,j]	80,086

	Total	80,086

	Total Preferred Stock (cost $2,854,357)	2,897,882

Shares	Collateral Held for Securities Loaned (0.7%)	Value
2,623,551	Thrivent Cash Management Trust	2,623,551

	Total Collateral Held for Securities Loaned (cost $2,623,551)	2,623,551

Shares or Principal Amount	Short-Term Investments (10.6%)	Value
	Federal Home Loan Bank Discount Notes
300,000	2.340%, 2/6/2019[m,n]	299,900
500,000	2.380%, 4/3/2019[m,n]	497,967

Shares or Principal Amount	Short-Term Investments (10.6%)	Value
	Thrivent Core Short-Term Reserve Fund
3,830,794	2.720%	$38,307,944

	Total Short-Term Investments (cost $39,105,830)	39,105,811

	Total Investments (cost $386,260,678) 105.6%	$388,052,940

	Other Assets and Liabilities, Net (5.6%)	(20,732,661)

	Total Net Assets 100.0%	$367,320,279

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Non-income producing security.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $30,123,471 or 8.2% of total net assets.

h	All or a portion of the security is on loan.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	All or a portion of the security is insured or guaranteed.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of January 31, 2019 was $191,866 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2019.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Security	Acquisition Date	Cost
MGIC Investment Corporation, Convertible, 4/1/2063	8/31/2016	$189,372

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$1,851,164
Taxable Debt Security	702,054

Total lending	$2,553,218
Gross amount payable upon return of collateral for securities loaned	$2,623,551

Net amounts due to counterparty	$70,333

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,502,494	–	2,502,494	–
Capital Goods	4,376,134	–	3,986,622	389,512
Communications Services	12,821,630	–	11,542,610	1,279,020
Consumer Cyclical	6,328,872	–	5,944,715	384,157
Consumer Non-Cyclical	11,142,588	–	11,142,588	–
Energy	3,319,302	–	2,989,758	329,544
Financials	9,760,165	–	9,760,165	–
Technology	3,754,646	–	3,754,646	–
Utilities	2,638,176	–	2,638,176	–
Common Stock
Communications Services	10,773,378	7,591,163	3,182,215	–
Consumer Discretionary	18,022,402	10,797,227	7,225,175	–
Consumer Staples	11,408,648	5,693,845	5,714,803	–
Energy	7,472,096	6,397,015	1,075,081	–
Financials	28,317,326	23,664,475	4,652,851	–
Health Care	25,696,699	20,793,055	4,903,644	–
Industrials	22,764,628	16,448,123	6,316,505	–
Information Technology	27,868,373	23,547,700	4,320,673	–
Materials	8,469,686	3,610,783	4,858,903	–
Real Estate	4,080,881	2,163,819	1,917,062	–
Utilities	2,369,286	1,546,603	822,683	–
Long-Term Fixed Income
Asset-Backed Securities	9,634,240	–	9,186,400	447,840
Basic Materials	2,496,944	–	2,496,944	–
Capital Goods	3,420,807	–	3,420,807	–
Collateralized Mortgage Obligations	13,730,179	–	13,580,404	149,775
Commercial Mortgage-Backed Securities	400,442	–	400,442	–
Communications Services	6,119,559	–	6,119,559	–
Consumer Cyclical	4,873,998	–	4,873,998	–
Consumer Non-Cyclical	4,270,116	–	4,270,116	–
Energy	5,509,424	–	5,509,424	–
Financials	12,411,082	–	11,645,499	765,583
Mortgage-Backed Securities	20,934,898	–	20,934,898	–
Technology	3,200,524	–	3,200,524	–
Transportation	694,638	–	694,638	–
Utilities	2,143,677	–	2,143,677	–
Registered Investment Companies
Unaffiliated	4,918,282	4,918,282	–	–
Preferred Stock
Consumer Staples	277,932	277,932	–	–
Energy	656,208	292,500	363,708	–
Financials	1,687,357	927,053	760,304	–
Real Estate	196,299	196,299	–	–
Utilities	80,086	80,086	–	–
Short-Term Investments	797,867	–	797,867	–
Subtotal Investments in Securities	$322,341,969	$128,945,960	$189,650,578	$3,745,431

Other Investments *	Total
Affiliated Registered Investment Companies	24,779,476
Affiliated Short-Term Investments	38,307,944
Collateral Held for Securities Loaned	2,623,551
Subtotal Other Investments	$65,710,971
Total Investments at Value	$388,052,940

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	930,254	930,254	–	–
Total Asset Derivatives	$930,254	$930,254	$–	$–
Liability Derivatives
Futures Contracts	63,885	63,885	–	–
Total Liability Derivatives	$63,885	$63,885	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $797,867 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	80	March 2019	$9,535,882	$261,619
CBOT U.S. Long Bond	10	March 2019	1,391,751	75,124
CME E-mini Russell 2000 Index	37	March 2019	2,523,617	251,753
CME E-mini S&P 500 Index	23	March 2019	2,875,346	234,829
CME Ultra Long Term U.S. Treasury Bond	12	March 2019	1,826,571	106,929
Total Futures Long Contracts			$18,153,167	$930,254
CBOT 2-Yr. U.S. Treasury Note	(1)	March 2019	($210,825)	($1,503)
CBOT 5-Yr. U.S. Treasury Note	(10)	March 2019	(1,143,813)	(4,781)
Ultra 10-Yr. U.S. Treasury Note	(12)	March 2019	(1,510,649)	(57,601)
Total Futures Short Contracts			($2,865,287)	($63,885)
Total Futures Contracts			$15,287,880	$866,369

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$23,434	$375	$–	2,633	$24,779	6.8%
Total Affiliated Registered Investment Companies	23,434				24,779	6.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	41,890	22,346	25,928	3,831	38,308	10.4
Total Affiliated Short-Term Investments	41,890				38,308	10.4
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	2,306	6,597	6,279	2,624	2,624	0.7
Total Collateral Held for Securities Loaned	2,306				2,624	0.7
Total Value	$67,630				$65,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$971	$–	$283
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	252
Total Income from Affiliated Investments				$535
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	5
Total Affiliated Income from Securities Loaned, Net				$5
Total	$–	$971	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (96.5%)	Value
Asset-Backed Securities (5.7%)
	Goodgreen Trust
$500,000	3.860%, 10/15/2054, Ser. 2019-1A, Class Aa,b	$503,281
	Navient Student Loan Trust
500,000	3.110%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[a,c]	500,604
434,930	3.260%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[a,c]	436,607
	Northstar Education Finance, Inc.
256,722	3.210%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Aa,c	256,595
	SBA Small Business Investment Companies
1,000,000	3.548%, 9/11/2028, Ser. 2018-10B, Class 1	1,031,936
	SLM Student Loan Trust
203,022	2.910%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ac	198,135
	U.S. Small Business Administration
421,545	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	428,832

	Total	3,355,990

Collateralized Mortgage Obligations (2.1%)
	Federal Home Loan Mortgage Corporation Whole Loan Securities Trust
425,146	3.000%, 7/25/2046, Ser. 2016-SC01, Class 1Ad	415,288
	NCUA Guaranteed Notes
159,717	2.971%, (LIBOR 1M + 0.450%), 10/7/2020, Ser. 2010-R1, Class 1Ac,d	159,907
	Seasoned Credit Risk Transfer Trust
698,462	2.500%, 8/25/2056, Ser. 2017-2, Class HAd,e	688,491

	Total	1,263,686

Commercial Mortgage-Backed Securities (10.0%)
	Federal Home Loan Mortgage - Corporation REMIC
100,000	3.859%, 11/25/2028, Ser. K086, Class A2[c]	104,843
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
387,043	2.776%, 3/25/2023, Ser. K724, Class A1[d]	386,397
500,000	2.943%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ac,d	500,000
500,000	3.430%, 1/25/2027, Ser. K063, Class A2[c]	510,477
664,000	3.444%, 12/25/2027, Ser. K072, Class A2[d]	675,820
250,000	3.650%, 2/25/2028, Ser. K075, Class A2[c]	258,240
500,000	3.900%, 4/25/2028, Ser. K076, Class A2[d]	526,743
550,000	3.900%, 8/25/2028, Ser. K081, Class A2[c,d]	578,657

Principal Amount	Long-Term Fixed Income (96.5%)	Value
Commercial Mortgage-Backed Securities (10.0%) - continued
	Federal National Mortgage Association
$275,000	3.640%, 6/1/2028	$279,560
125,000	3.710%, 7/1/2028	129,025
	Federal National Mortgage Association - ACES
398,053	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[c]	402,718
415,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[c]	422,707
160,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[c]	157,005
500,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[c]	512,128
	FRESB Multifamily Mortgage Pass- Through Trust
477,941	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fc,d	470,971

	Total	5,915,291

Consumer Cyclical (1.0%)
	Board of Trustees of The Leland Stanford Junior University
125,000	3.563%, 6/1/2044	122,093
	California Institute of Technology
75,000	4.700%, 11/1/2111	79,580
	Dartmouth College
125,000	3.760%, 6/1/2043	121,076
	Massachusetts Institute of Technology
125,000	4.678%, 7/1/2114	137,321
	President and Fellows of Harvard College
125,000	3.619%, 10/1/2037	124,317

	Total	584,387

Energy (0.5%)
	Petroleos Mexicanos
325,000	2.378%, 4/15/2025	319,563

	Total	319,563

Financials (4.1%)
	Bank Nederlandse Gemeenten NV
500,000	2.841%, (LIBOR 3M + 0.070%), 3/11/2022[a,c]	500,335
	HSBC Bank Canada
250,000	3.300%, 11/28/2021[a]	252,851
	ING Groep NV
200,000	4.625%, 1/6/2026[a]	205,492
	Korea Development Bank
500,000	3.396%, (LIBOR 3M + 0.705%), 2/27/2022[c]	500,725
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	978,868

	Total	2,438,271

Foreign Government (5.4%)
	Development Bank of Japan, Inc.
250,000	2.125%, 9/1/2022[a]	243,129
	Export Development Canada
500,000	2.500%, 1/24/2023	497,989
	Inter-American Development Bank
600,000	4.375%, 1/24/2044	713,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (96.5%)	Value
Foreign Government (5.4%) - continued
	Japan Bank for International Cooperation
$500,000	3.259%, (LIBOR 3M + 0.570%), 2/24/2020[c]	$502,448
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	499,030
	Province of Ontario Canada
250,000	3.400%, 10/17/2023	255,842
	Province of Quebec Canada
500,000	2.750%, 4/12/2027	490,836

	Total	3,202,924

Mortgage-Backed Securities (17.5%)
	Federal Home Loan Mortgage Corporation - REMIC
403,212	3.000%, 5/15/2045, Ser. 4631, Class PA	402,216
414,105	3.000%, 3/15/2047, Ser. 4734, Class JA	413,478
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	4.000%, 2/1/2049[f]	512,051
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
464,320	3.000%, 3/15/2045, Ser. 4741, Class GA	463,643
	Federal National Mortgage Association - REMIC
222,692	3.000%, 6/25/2046, Ser. 2017-58, Class P	221,079
483,361	3.500%, 12/25/2047, Ser. 2018-41, Class PB	487,855
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
775,000	3.500%, 2/1/2049[f]	778,860
2,500,000	4.000%, 2/1/2049[f]	2,558,936
3,350,000	4.500%, 2/1/2049[f]	3,480,663
1,050,000	5.000%, 3/1/2049[f]	1,102,739

	Total	10,421,520

U.S. Government & Agencies (49.8%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	487,998
	Federal National Mortgage Association
350,000	2.500%, 4/13/2021	350,250
3,500,000	1.875%, 9/24/2026	3,280,291
1,250,000	6.250%, 5/15/2029	1,596,717
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,527,601
	U.S. Treasury Bonds
200,000	2.250%, 11/15/2027	194,344
115,000	5.500%, 8/15/2028	142,622
500,000	4.750%, 2/15/2037	640,586
1,305,000	2.500%, 5/15/2046	1,181,790
	U.S. Treasury Bonds, TIPS
3,270,630	0.125%, 1/15/2023	3,197,151
367,741	2.375%, 1/15/2025	403,605
469,571	0.375%, 1/15/2027	455,563
379,022	2.125%, 2/15/2040	457,071
1,673,295	0.750%, 2/15/2042	1,563,616

Principal Amount	Long-Term Fixed Income (96.5%)	Value
U.S. Government & Agencies (49.8%) - continued
$783,157	0.875%, 2/15/2047	$742,919
	U.S. Treasury Notes
500,000	1.875%, 12/15/2020	494,629
3,750,000	2.750%, 7/31/2023	3,798,926
5,500,000	2.125%, 11/30/2024	5,393,008
3,650,000	2.875%, 7/31/2025	3,728,703

	Total	29,637,390

Utilities (0.4%)
	Duke Energy Carolinas, LLC
250,000	3.950%, 11/15/2028	259,568

	Total	259,568

	Total Long-Term Fixed Income (cost $56,792,097)	57,398,590

Shares or Principal Amount	Short-Term Investments (17.4%)	Value
	Federal Home Loan Bank Discount Notes
300,000	2.380%, 4/8/2019[g,h]	298,680
	Thrivent Core Short-Term Reserve Fund
1,001,938	2.720%	10,019,383

	Total Short-Term Investments (cost $10,318,073)	10,318,063

	Total Investments (cost $67,110,170) 113.9%	$67,716,653

	Other Assets and Liabilities, Net (13.9%)	(8,244,885)

	Total Net Assets 100.0%	$59,471,768

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $2,898,894 or 4.9% of total net assets.

b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
c

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

d	All or a portion of the security is insured or guaranteed.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,355,990	–	2,852,709	503,281
Collateralized Mortgage Obligations	1,263,686	–	1,263,686	–
Commercial Mortgage-Backed Securities	5,915,291	–	5,915,291	–
Consumer Cyclical	584,387	–	584,387	–
Energy	319,563	–	319,563	–
Financials	2,438,271	–	2,438,271	–
Foreign Government	3,202,924	–	3,202,924	–
Mortgage-Backed Securities	10,421,520	–	10,421,520	–
U.S. Government & Agencies	29,637,390	–	29,637,390	–
Utilities	259,568	–	259,568	–
Short-Term Investments	298,680	–	298,680	–
Subtotal Investments in Securities	$57,697,270	$–	$57,193,989	$503,281

Other Investments *	Total
Affiliated Short-Term Investments	10,019,383
Subtotal Other Investments	$10,019,383
Total Investments at Value	$67,716,653

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	80,885	80,885	–	–
Total Asset Derivatives	$80,885	$80,885	$–	$–
Liability Derivatives
Futures Contracts	248,415	248,415	–	–
Total Liability Derivatives	$248,415	$248,415	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $298,680 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	64	March 2019	$13,559,471	$29,529
Ultra 10-Yr. U.S. Treasury Note	11	March 2019	1,386,207	51,356
Total Futures Long Contracts			$14,945,678	$80,885
CBOT 10-Yr. U.S. Treasury Note	(44)	March 2019	($5,283,855)	($104,770)
CBOT 5-Yr. U.S. Treasury Note	(35)	March 2019	(3,966,407)	(53,671)
CBOT U.S. Long Bond	(1)	March 2019	(145,341)	(1,347)
CME Ultra Long Term U.S. Treasury Bond	(10)	March 2019	(1,522,623)	(88,627)
Total Futures Short Contracts			($10,918,226)	($248,415)
Total Futures Contracts			$4,027,452	($167,530)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$8,971	$9,720	$8,672	1,002	$10,019	16.9%
Total Affiliated Short-Term Investments	8,971				10,019	16.9
Total Value	$8,971				$10,019

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$66
Total Income from Affiliated Investments				$66
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Alaska (2.5%)
	Valdez, AK Marine Terminal Rev. Refg. (Exxon Mobil)
$200,000	1.600%, 12/1/2029[a]	$200,000

	Total	200,000

California (8.0%)
	California Kindergarten - University Public Education Fac. G.O.
115,000	1.250%, 5/1/2034, Ser. A4[a]	115,000
	California Municipal Finance Auth. Rev. (LINXS APM)
225,000	5.000%, 12/31/2043, Ser. A, AMT	245,434
	California Pollution Control Financing Auth. Rev. Refg.
250,000	5.000%, 7/1/2039[b,c]	279,273

	Total	639,707

Colorado (12.0%)
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
225,000	5.000%, 4/1/2048	246,802
	Colorado High Performance Transportation Enterprise Rev.
225,000	5.000%, 12/31/2056, Ser. C	238,185
	Denver, CO Health and Hospital Auth. Healthcare Rev.
230,000	5.000%, 12/1/2039, Ser. A	243,924
	Denver, CO Urban Renewal Auth. Rev. (9th and Colorado Urban Redevelopment Area)
225,000	5.250%, 12/1/2039, Ser. Ab	225,842

	Total	954,753

Delaware (3.1%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
230,000	5.000%, 7/1/2040, Ser. A	244,428

	Total	244,428

Florida (1.3%)
	Florida State Municipal Power Agency Rev.
100,000	1.600%, 10/1/2035, Ser. Ca	100,000

	Total	100,000

Illinois (6.3%)
	Illinois State G.O.
235,000	5.000%, 12/1/2025, Ser. B	253,706
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
220,000	5.500%, 6/15/2029, Ser. Ad	249,735

	Total	503,441

Iowa (1.9%)
	Iowa Finance Auth. Rev. (Northcrest Inc.)
150,000	5.000%, 3/1/2038, Ser. A	152,184

	Total	152,184

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Louisiana (1.4%)
	East Baton Rouge, LA Industrial Development Board Rev. (ExxonMobil)
$110,000	1.600%, 12/1/2040, Ser. Ba	$110,000

	Total	110,000

Maryland (2.6%)
	Prince George’s County, MD (West Phalia Town Center)
200,000	5.000%, 7/1/2030[b]	210,172

	Total	210,172

Michigan (6.3%)
	Downriver Utility Wastewater Auth. Rev. Refg. (AGM Insured)
225,000	5.000%, 4/1/2031[d]	258,655
	Michigan Strategic Rev.
225,000	5.000%, 12/31/2043, AMT	245,365

	Total	504,020

Minnesota (0.7%)
	Duluth, MN Economic Development Auth. Health Care Fac. Rev. Refg. (Essentia Health Obligated Group)
50,000	5.000%, 2/15/2033, Ser. A	56,195

	Total	56,195

Missouri (5.5%)
	Lee’s Summit, MO Industrial Development Auth. Senior Living Fac. Rev. Refg. (John Knox Village)
225,000	5.000%, 8/15/2042, Ser. A	223,765
	Missouri Health and Educational Fac. Auth. Rev. (Maryville University of St. Louis)
200,000	5.000%, 6/15/2045, Ser. Ac	216,318

	Total	440,083

Nebraska (3.1%)
	Douglas County, NE Hospital Auth. No. 2 Health Fac. Rev. (Children’s Hospital Obligated Group)
225,000	5.000%, 11/15/2047	246,863

	Total	246,863

Nevada (6.1%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
225,000	5.000%, 9/1/2042, Ser. A	238,007
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
250,000	5.000%, 12/15/2048, Ser. Ab	250,273

	Total	488,280

New Jersey (5.9%)
	New Jersey Transportation Trust Fund Auth. Rev.
225,000	5.000%, 6/15/2045, Ser. AA	233,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (107.3%)	Value
New Jersey (5.9%) - continued
	Tobacco Settlement Financing Corporation Rev. Refg.
$225,000	5.250%, 6/1/2046, Ser. A	$237,897

	Total	471,067

New York (5.6%)
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport)
225,000	5.000%, 1/1/2036, AMT	250,085
	New York, NY G.O.
200,000	1.600%, 4/1/2035[a]	200,000

	Total	450,085

North Carolina (3.0%)
	North Carolina Capital Fac. Finance Agency Educational Fac. Rev. Refg. (Meredith College)
225,000	5.000%, 6/1/2038	242,408

	Total	242,408

North Dakota (3.1%)
	University of North Dakota C.O.P. (Infrastructure Energy Improvement)
225,000	5.000%, 4/1/2048, Ser. A	249,010

	Total	249,010

Oregon (1.4%)
	Salem, OR Hospital Fac. Auth. Rev (Capital Manor)
100,000	5.000%, 5/15/2026	111,466

	Total	111,466

Pennsylvania (6.3%)
	Pennsylvania Economic Development Financing Auth. Rev. Refg. (Tapestry Moon Senior Housing)
245,000	6.750%, 12/1/2053, Ser. Ab	236,704
	Pennsylvania Turnpike Commission Rev. Refg.
225,000	5.000%, 12/1/2032[c]	262,386

	Total	499,090

Texas (3.1%)
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
235,000	5.000%, 10/1/2044, Ser. A-1	245,211

	Total	245,211

Utah (3.2%)
	Salt Lake City, UT Airport Rev.
225,000	5.000%, 7/1/2036, Ser. A, AMT	255,130

	Total	255,130

Virginia (3.1%)
	Virginia Small Business Financing Auth. Rev. (Transform 66 P3)
230,000	5.000%, 12/31/2047, AMT	246,613

	Total	246,613

Principal Amount	Long-Term Fixed Income (107.3%)	Value
Washington (3.1%)
	Pend Oreille Cty, WA Public Utility District No. 1 Rev. Refg. (Box Canyon Production System)
$225,000	5.000%, 1/1/2023	$246,607

	Total	246,607

Wisconsin (6.2%)
	Wisconsin Health & Educational Fac. Auth. Rev. (PHW Oconomowoc, Inc.)
250,000	5.125%, 10/1/2048	247,910
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Benevolent Corporation Cedar Community)
240,000	5.000%, 6/1/2037	245,916

	Total	493,826

Wyoming (2.5%)
	Lincoln County, WY Pollution Control Rev. Refg. (ExxonMobil)
200,000	1.650%, 10/1/2044, AMT[a]	200,000

	Total	200,000

	Total Long-Term Fixed Income (cost $8,509,206)	8,560,639

Principal Amount	Short-Term Investments (1.3%)[e]	Value
	Federal Home Loan Bank Discount Notes
100,000	2.400%, 3/7/2019[f]	99,773

	Total Short-Term Investments (cost $99,773)	99,773

	Total Investments (cost $8,608,979) 108.6%	$8,660,412

	Other Assets and Liabilities, Net -8.5%	(680,493)

	Total Net Assets 100.0%	$7,979,919

a

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $1,202,264 or 15.1% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing High Income Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	1,449,239	–	1,449,239	–
Electric Revenue	346,607	–	346,607	–
General Obligation	568,706	–	568,706	–
Health Care	2,011,441	–	2,011,441	–
Housing Finance	462,546	–	462,546	–
Industrial Development Revenue	110,000	–	110,000	–
Other Revenue	883,262	–	883,262	–
Tax Revenue	459,907	–	459,907	–
Transportation	1,731,003	–	1,731,003	–
Water & Sewer	537,928	–	537,928	–
Short-Term Investments	99,773	–	99,773	–
Total Investments at Value	$8,660,412	$–	$8,660,412	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	29,798	29,798	–	–
Total Liability Derivatives	$29,798	$29,798	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents High Income Municipal Bond Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $99,773 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	(5)	March 2019	($703,640)	($29,798)
Total Futures Short Contracts			($703,640)	($29,798)
Total Futures Contracts			($703,640)	($29,798)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value
Basic Materials (1.0%)
	Contura Energy, Inc., Term Loan
$6,205,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	$6,158,463
	Starfruit US Holdco, LLC, Term Loan
1,396,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	1,363,724

	Total	7,522,187

Capital Goods (0.3%)
	Vertiv Group Corporation, Term Loan
2,030,819	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,883,584

	Total	1,883,584

Communications Services (0.8%)
	Frontier Communications Corporation, Term Loan
3,669,125	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,501,740
	Univision Communications, Inc., Term Loan
2,774,791	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	2,578,835

	Total	6,080,575

Consumer Cyclical (0.7%)
	Cengage Learning, Inc., Term Loan
3,684,316	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,112,216
	Golden Nugget, LLC, Term Loan
1,870,000	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b,c,d]	1,838,322

	Total	4,950,538

Consumer Non-Cyclical (0.4%)
	Chobani, LLC, Term Loan
1,400,000	0.000%, (LIBOR 3M + 3.500%), 10/7/2023[b,c,d]	1,339,100
	Revlon Consumer Products Corporation, Term Loan
2,014,780	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	1,424,329

	Total	2,763,429

Financials (0.9%)
	Forest City Enterprises, LP, Term Loan
3,265,000	6.513%, (LIBOR 1M + 4.000%), 12/7/2025[b]	3,259,547
	Grizzly Finco, Term Loan
3,690,750	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	3,668,458

	Total	6,928,005

	Total Bank Loans (cost $31,219,833)	30,128,318

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Basic Materials (7.2%)
	Alcoa, Inc.
1,395,000	5.125%, 10/1/2024	1,403,719
	Big River Steel, LLC
3,140,000	7.250%, 9/1/2025[e]	3,294,017

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Basic Materials (7.2%) - continued
	BWAY Holding Company
$2,330,000	5.500%, 4/15/2024[e]	$2,276,130
	Cleveland-Cliffs, Inc.
3,745,000	5.750%, 3/1/2025	3,623,287
	Consolidated Energy Finance SA
2,330,000	6.875%, 6/15/2025[e]	2,295,050
	First Quantum Minerals, Ltd.
1,901,000	7.000%, 2/15/2021[e]	1,896,247
2,325,000	7.250%, 4/1/2023[e]	2,226,211
1,860,000	6.875%, 3/1/2026[e]	1,685,625
	Grinding Media, Inc.
3,380,000	7.375%, 12/15/2023[e]	3,413,800
	Hexion, Inc.
2,235,000	6.625%, 4/15/2020	1,790,794
	Krayton Polymers, LLC
2,325,000	7.000%, 4/15/2025[e]	2,266,875
	Mercer International, Inc.
1,860,000	7.375%, 1/15/2025[e,f]	1,892,550
2,785,000	5.500%, 1/15/2026	2,583,087
	Midwest Vanadium, Pty. Ltd.
2,862,131	11.500%, 2/15/2018*,g,h	5,366
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[e]	1,444,300
2,030,000	5.875%, 9/30/2026[e]	1,961,488
	Olin Corporation
3,725,000	5.000%, 2/1/2030	3,436,313
	Peabody Securities Finance Corporation
2,820,000	6.000%, 3/31/2022[e]	2,816,475
	Platform Specialty Products Corporation
3,000,000	5.875%, 12/1/2025[e]	2,992,500
	Trinseo Materials Operating SCA
2,800,000	5.375%, 9/1/2025[e]	2,534,840
	Tronox Finance plc
2,790,000	5.750%, 10/1/2025[e]	2,413,350
	United States Steel Corporation
1,865,000	6.875%, 8/15/2025	1,785,178
2,350,000	6.250%, 3/15/2026	2,129,688

	Total	52,166,890

Capital Goods (9.7%)
	Abengoa Abnewco 2 SAU
3,349,365	0.250%,PIK 1.250%, 9/29/2022[e,i]	318,190
	ABG Orphan Holdco SARL
261,773	3.447%,PIK 10.554%, 2/28/2021[e,i]	265,699
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[e]	2,852,112
	AECOM
935,000	5.875%, 10/15/2024	973,335
1,410,000	5.125%, 3/15/2027	1,325,400
	Arconic, Inc.
1,395,000	5.900%, 2/1/2027	1,395,000
	Ardagh Packaging Finance plc
3,810,000	7.250%, 5/15/2024[e]	3,948,112
3,280,000	6.000%, 2/15/2025[e]	3,189,800
	Berry Global, Inc.
1,510,000	4.500%, 2/15/2026[e]	1,423,175
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,645,933
	Bombardier, Inc.
2,555,000	7.500%, 3/15/2025[e,f]	2,465,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Capital Goods (9.7%) - continued
	BWAY Holding Company
$2,795,000	7.250%, 4/15/2025[e,f]	$2,578,387
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[e]	2,533,750
2,000,000	6.125%, 5/5/2025[e]	2,036,000
	Covanta Holding Corporation
1,400,000	5.875%, 7/1/2025	1,372,000
2,190,000	6.000%, 1/1/2027	2,096,925
	Crown Cork & Seal Company, Inc.
2,790,000	7.375%, 12/15/2026	3,044,588
	Flex Acquisition Company, Inc.
2,795,000	6.875%, 1/15/2025[e]	2,613,325
700,000	7.875%, 7/15/2026[e]	665,000
	GFL Environmental, Inc.
2,790,000	7.000%, 6/1/2026[e]	2,581,308
	H&E Equipment Services, Inc.
4,140,000	5.625%, 9/1/2025	4,046,850
	Herc Rentals, Inc.
3,133,000	7.750%, 6/1/2024[e,f]	3,344,478
	Jeld-Wen, Inc.
2,330,000	4.875%, 12/15/2027[e]	2,062,050
	New Enterprise Stone & Lime Company, Inc.
1,855,000	6.250%, 3/15/2026[e]	1,771,525
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[e]	2,773,800
	Reynolds Group Issuer, Inc.
1,995,000	5.125%, 7/15/2023[e]	1,998,691
	Ritchie Bros. Auctioneers, Inc.
1,295,000	5.375%, 1/15/2025[e]	1,301,475
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,366,920
1,865,000	5.125%, 6/1/2025[e]	1,750,769
	U.S. Concrete, Inc.
2,620,000	6.375%, 6/1/2024	2,544,020
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	951,750
2,380,000	5.875%, 9/15/2026	2,430,575

	Total	70,666,517

Collateralized Mortgage Obligations (0.1%)
	Renaissance Home Equity Loan Trust
1,340,160	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[j]	901,965

	Total	901,965

Communications Services (15.5%)
	AMC Networks, Inc.
2,400,000	5.000%, 4/1/2024	2,382,000
	Block Communications, Inc.
3,280,000	6.875%, 2/15/2025[e]	3,362,000
	CBS Radio, Inc.
1,665,000	7.250%, 11/1/2024[e,f]	1,569,262
	CCO Holdings, LLC
6,720,000	5.875%, 4/1/2024[e]	6,889,613
	CCOH Safari, LLC
3,620,000	5.750%, 2/15/2026[e]	3,683,350
	Cengage Learning, Inc.
1,495,000	9.500%, 6/15/2024[e]	1,013,341
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	3,072,612
	CSC Holdings, LLC
3,040,000	6.500%, 2/1/2029[e]	3,081,800

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Communications Services (15.5%) - continued
	Digicel Group One, Ltd.
$790,000	8.250%, 12/30/2022[e]	$651,750
	Digicel Group Two, Ltd.
745,000	8.250%, 9/30/2022[e]	398,575
	Digicel, Ltd.
5,000,000	6.000%, 4/15/2021[e,f]	4,615,000
	Embarq Corporation
2,330,000	7.995%, 6/1/2036	2,201,850
	Gray Escrow, Inc.
1,770,000	7.000%, 5/15/2027[e]	1,840,092
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[e]	3,134,175
	Intelsat Jackson Holdings SA
7,430,000	5.500%, 8/1/2023	6,752,012
	Level 3 Financing, Inc.
4,780,000	5.375%, 5/1/2025	4,720,250
1,500,000	5.250%, 3/15/2026	1,455,450
	Lions Gate Capital Holdings, LLC
2,335,000	6.375%, 2/1/2024[d,e]	2,358,350
	McGraw-Hill Global Education Holdings, LLC
1,905,000	7.875%, 5/15/2024[e,f]	1,428,750
	Meredith Corporation
3,610,000	6.875%, 2/1/2026[e]	3,709,275
	Neptune Finco Corporation
4,245,000	10.875%, 10/15/2025[e]	4,892,362
	Qualitytech, LP
3,260,000	4.750%, 11/15/2025[e]	3,048,100
	SFR Group SA
2,290,000	6.250%, 5/15/2024[e]	2,244,887
2,380,000	7.375%, 5/1/2026[e]	2,296,700
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[e]	1,372,800
1,860,000	5.125%, 2/15/2027[e]	1,692,600
	Sprint Communications, Inc.
4,640,000	6.000%, 11/15/2022	4,698,882
	Sprint Corporation
13,505,000	7.625%, 2/15/2025	14,116,777
	T-Mobile USA, Inc.
3,140,000	6.000%, 4/15/2024	3,218,500
3,275,000	4.500%, 2/1/2026	3,189,031
	VeriSign, Inc.
2,290,000	4.750%, 7/15/2027	2,258,513
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[e]	1,014,550
950,000	5.500%, 8/15/2026[e]	933,375
	Windstream Services, LLC
3,370,000	8.625%, 10/31/2025[e]	3,176,225
	WMG Acquisition Corporation
2,325,000	5.500%, 4/15/2026[e]	2,295,938
	Zayo Group, LLC
2,655,000	6.375%, 5/15/2025	2,591,944
1,870,000	5.750%, 1/15/2027[e]	1,806,775

	Total	113,167,466

Consumer Cyclical (12.9%)
	Allison Transmission, Inc.
3,480,000	5.000%, 10/1/2024[e]	3,427,800
	AMC Entertainment Holdings, Inc.
4,057,000	5.750%, 6/15/2025[f]	3,742,177
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[e]	3,498,600
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,131,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Consumer Cyclical (12.9%) - continued
	Cinemark USA, Inc.
$4,205,000	4.875%, 6/1/2023	$4,162,950
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[e]	3,592,875
	Delphi Jersey Holdings plc
3,800,000	5.000%, 10/1/2025[e]	3,258,500
	Hanesbrands, Inc.
3,605,000	4.875%, 5/15/2026[e]	3,451,787
	Hertz Corporation
1,865,000	7.625%, 6/1/2022[e]	1,856,234
	Hilton Escrow Issuer, LLC
4,655,000	4.250%, 9/1/2024	4,573,631
	International Game Technology plc
1,400,000	6.500%, 2/15/2025[e]	1,457,120
1,400,000	6.250%, 1/15/2027[e]	1,419,250
	KAR Auction Services, Inc.
2,330,000	5.125%, 6/1/2025[e]	2,245,141
	KB Home
1,750,000	8.000%, 3/15/2020	1,822,187
	L Brands, Inc.
1,640,000	5.625%, 2/15/2022	1,668,700
1,287,000	6.694%, 1/15/2027	1,222,650
	Landry’s, Inc.
3,045,000	6.750%, 10/15/2024[e]	3,045,000
	Lennar Corporation
3,290,000	4.125%, 1/15/2022	3,274,537
1,270,000	4.500%, 4/30/2024	1,247,775
1,410,000	4.750%, 5/30/2025	1,378,275
	Live Nation Entertainment, Inc.
2,935,000	4.875%, 11/1/2024[e]	2,890,975
470,000	5.625%, 3/15/2026[e]	474,700
	Mattamy Group Corporation
2,820,000	6.875%, 12/15/2023[e]	2,742,168
930,000	6.500%, 10/1/2025[e]	862,575
	MGM Resorts International
3,000,000	5.750%, 6/15/2025	3,015,000
	Navistar International Corporation
3,000,000	6.625%, 11/1/2025[e]	3,000,000
	New Red Finance, Inc.
2,090,000	5.000%, 10/15/2025[e]	2,016,850
	PGT Escrow Issuer, Inc.
2,325,000	6.750%, 8/1/2026[e]	2,359,875
	Prime Security Services Borrower, LLC
2,433,000	9.250%, 5/15/2023[e]	2,572,898
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	710,888
840,000	5.000%, 4/15/2023	843,150
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	2,039,400
2,350,000	10.000%, 12/1/2022	2,470,438
	ServiceMaster Company, LLC
2,330,000	5.125%, 11/15/2024[e]	2,277,575
	Six Flags Entertainment Corporation
5,120,000	4.875%, 7/31/2024[e]	5,068,800
	Stars Group Holdings BV
2,200,000	7.000%, 7/15/2026[e]	2,233,660
	Station Casinos, LLC
470,000	5.000%, 10/1/2025[e]	449,508
	Studio City Finance, Ltd.
1,078,000	8.500%, 12/1/2020[e]	1,078,000
	Tunica-Biloxi Gaming Authority
2,795,183	3.780%, 12/15/2020[e]	719,760
	Wyndham Destinations, Inc.
970,000	4.500%, 4/1/2027	926,350

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Consumer Cyclical (12.9%) - continued
	Yum! Brands, Inc.
$1,910,000	5.250%, 6/1/2026[e]	$1,933,875

	Total	94,163,544

Consumer Non-Cyclical (11.1%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[e,f]	2,430,650
	Albertson’s Companies, LLC
4,970,000	6.625%, 6/15/2024	4,895,450
2,340,000	7.500%, 3/15/2026[d,e]	2,340,000
	Alliance One International, Inc.
2,700,000	9.875%, 7/15/2021	2,234,250
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,252,850
	Dole Food Company, Inc.
2,340,000	7.250%, 6/15/2025[e]	2,129,400
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[e]	3,562,600
1,000,000	7.750%, 1/15/2027[e]	1,030,350
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,419,762
4,190,000	5.875%, 3/15/2022	4,436,204
2,610,000	4.750%, 5/1/2023	2,689,005
3,295,000	5.375%, 2/1/2025	3,401,066
1,000,000	5.875%, 2/1/2029	1,047,500
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[e]	2,784,375
3,030,000	5.750%, 6/15/2025[e]	3,022,425
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[e]	3,783,330
	Pilgrim’s Pride Corporation
2,785,000	5.750%, 3/15/2025[e]	2,729,300
	Post Holdings, Inc.
2,775,000	5.000%, 8/15/2026[e]	2,622,930
	Simmons Foods, Inc.
3,375,000	5.750%, 11/1/2024[e,f]	2,759,062
	Spectrum Brands, Inc.
3,720,000	5.750%, 7/15/2025	3,665,316
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,241,688
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020[d]	2,840,200
470,000	7.500%, 1/1/2022[e]	488,330
2,340,000	6.250%, 2/1/2027[e]	2,375,100
	Teva Pharmaceutical Finance Netherlands III BV
2,555,000	3.150%, 10/1/2026	2,121,793
	Valeant Pharmaceuticals International, Inc.
1,097,000	5.625%, 12/1/2021[e]	1,098,371
6,890,000	5.500%, 3/1/2023[e]	6,709,138
2,325,000	5.875%, 5/15/2023[e]	2,277,617
2,320,000	8.500%, 1/31/2027[e]	2,424,400

	Total	80,812,462

Energy (14.9%)
	Alliance Resource Operating Partners, LP
2,805,000	7.500%, 5/1/2025[e]	2,913,694
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,413,231
2,360,000	5.625%, 6/1/2023[f]	2,357,050
	California Resources Corporation
5,110,000	8.000%, 12/15/2022[e,f]	4,100,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Energy (14.9%) - continued
	Centennial Resource Production, LLC
$4,415,000	5.375%, 1/15/2026[e]	$4,254,956
	Cheniere Corpus Christi Holdings, LLC
5,990,000	7.000%, 6/30/2024	6,602,777
	Cheniere Energy Partners, LP
3,285,000	5.625%, 10/1/2026[e]	3,292,753
	Chesapeake Energy Corporation
900,000	7.000%, 10/1/2024[f]	877,500
3,719,000	8.000%, 1/15/2025[f]	3,738,339
	CrownRock Finance, Inc.
3,250,000	5.625%, 10/15/2025[e]	3,120,000
	Diamondback Energy, Inc.
2,790,000	4.750%, 11/1/2024	2,783,025
	Endeavor Energy Resources, LP
600,000	5.500%, 1/30/2026[e]	625,500
	Energy Transfer Equity, LP
1,970,000	4.250%, 3/15/2023	1,984,775
3,755,000	5.500%, 6/1/2027	3,895,812
	EnLink Midstream Partners, LP
2,325,000	4.150%, 6/1/2025	2,176,781
	Ensco plc
3,260,000	4.500%, 10/1/2024[f]	2,412,400
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024	1,243,354
1,630,000	5.750%, 8/15/2025	1,636,033
	Nabors Industries, Inc.
2,800,000	5.750%, 2/1/2025	2,436,000
	NGPL Pipeco, LLC
2,790,000	4.875%, 8/15/2027[e]	2,762,100
	Noble Holding International, Ltd.
2,790,000	7.750%, 1/15/2024[f]	2,347,087
	Pacific Drilling First Lien Escrow Issuer, Ltd.
3,500,000	8.375%, 10/1/2023[e]	3,473,750
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
500,000	11.000%,PIK 12.000%, 4/1/2024[e,i]	505,000
	Parsley Energy, LLC
2,800,000	5.625%, 10/15/2027[e]	2,775,500
	Precision Drilling Corporation
1,060,000	7.750%, 12/15/2023	1,012,300
1,150,000	5.250%, 11/15/2024	986,125
930,000	7.125%, 1/15/2026[e]	850,950
	Rowan Companies, Inc.
3,255,000	4.750%, 1/15/2024	2,604,000
	Sanchez Energy Corporation
3,260,000	7.250%, 2/15/2023[e,f]	2,746,550
	SESI, LLC
3,720,000	7.750%, 9/15/2024	2,910,900
	SM Energy Company
2,325,000	5.000%, 1/15/2024[f]	2,197,102
465,000	6.625%, 1/15/2027	455,700
	Southwestern Energy Company
3,715,000	7.500%, 4/1/2026	3,826,450
	Sunoco, LP
2,325,000	4.875%, 1/15/2023	2,290,125
910,000	5.500%, 2/15/2026	898,616
	Tallgrass Energy Partners, LP
2,500,000	4.750%, 10/1/2023[e]	2,493,750
1,915,000	5.500%, 1/15/2028[e]	1,862,337
	Targa Resources Partners, LP
3,725,000	5.125%, 2/1/2025	3,659,812

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Energy (14.9%) - continued
	Transocean Pontus, Ltd.
$465,000	6.125%, 8/1/2025[e]	$466,163
	Transocean, Inc.
2,600,000	7.250%, 11/1/2025[e]	2,457,000
930,000	7.500%, 1/15/2026[e]	884,663
3,255,000	7.500%, 4/15/2031[f]	2,636,550
	W&T Offshore, Inc.
4,300,000	9.750%, 11/1/2023[e]	4,203,250
	Whiting Petroleum Corporation
2,790,000	6.625%, 1/15/2026[f]	2,734,200
	WPX Energy, Inc.
2,790,000	8.250%, 8/1/2023	3,103,875

	Total	109,008,610

Financials (7.6%)
	Ally Financial, Inc.
3,630,000	4.125%, 3/30/2020	3,634,537
1,340,000	4.625%, 5/19/2022	1,363,450
3,500,000	5.750%, 11/20/2025[f]	3,640,000
	ASP AMC Merger Sub, Inc.
4,800,000	8.000%, 5/15/2025[e]	2,400,000
	Avolon Holdings Funding, Ltd.
930,000	5.500%, 1/15/2023[e]	947,716
2,330,000	5.125%, 10/1/2023[e]	2,365,416
	Barclays plc
700,000	7.750%, 9/15/2023[b,k]	697,956
	Chobani, LLC
1,870,000	7.500%, 4/15/2025[e]	1,598,850
	CIT Group, Inc.
1,237,000	5.000%, 8/15/2022	1,267,925
1,083,000	5.000%, 8/1/2023	1,107,367
1,510,000	4.750%, 2/16/2024	1,526,987
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[e]	3,216,043
	Genworth Holdings, Inc.
2,985,000	4.900%, 8/15/2023	2,619,337
	Icahn Enterprises, LP
1,850,000	6.000%, 8/1/2020	1,866,188
1,630,000	6.250%, 2/1/2022	1,672,788
	Iron Mountain, Inc.
1,860,000	5.750%, 8/15/2024	1,846,050
	MPT Operating Partnership, LP
2,640,000	5.500%, 5/1/2024	2,692,800
1,160,000	5.000%, 10/15/2027	1,129,260
	Park Aerospace Holdings, Ltd.
1,395,000	5.250%, 8/15/2022[e]	1,416,344
3,715,000	4.500%, 3/15/2023[e]	3,645,344
1,370,000	5.500%, 2/15/2024[e]	1,392,263
	Quicken Loans, Inc.
3,485,000	5.750%, 5/1/2025[e]	3,363,025
	Royal Bank of Scotland Group plc
2,585,000	5.125%, 5/28/2024	2,597,636
	Synchrony Financial
1,160,000	4.250%, 8/15/2024	1,132,532
3,720,000	3.950%, 12/1/2027	3,410,511
	Wand Merger Corporation
2,625,000	8.125%, 7/15/2023[e]	2,657,025

	Total	55,207,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (88.9%)	Value
Foreign Government (0.3%)
	Argentina Government International Bond
$2,820,000	6.875%, 1/26/2027	$2,387,158

	Total	2,387,158

Technology (6.0%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[e]	6,120,000
	Anixter, Inc.
2,045,000	5.125%, 10/1/2021	2,078,231
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[e]	3,992,625
	Diamond Finance Corporation
4,205,000	7.125%, 6/15/2024[e]	4,434,600
	Equinix, Inc.
3,740,000	5.750%, 1/1/2025	3,842,850
	Harland Clarke Holdings Corporation
3,510,000	8.375%, 8/15/2022[e]	3,290,625
	Inception Merger Sub, Inc.
4,655,000	8.625%, 11/15/2024[e]	3,898,562
	Iron Mountain, Inc.
3,255,000	5.250%, 3/15/2028[e]	3,027,150
	Nielsen Company SARL
2,790,000	5.000%, 2/1/2025[e,f]	2,769,075
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[e]	2,047,228
	Seagate HDD Cayman
3,885,000	4.750%, 1/1/2025	3,676,086
	Western Digital Corporation
4,600,000	4.750%, 2/15/2026[f]	4,278,000

	Total	43,455,032

Transportation (1.0%)
	United Continental Holdings, Inc.
2,000,000	4.250%, 10/1/2022	1,975,000
	XPO Logistics, Inc.
3,218,000	6.500%, 6/15/2022[e]	3,286,382
2,330,000	6.125%, 9/1/2023[e,f]	2,366,395

	Total	7,627,777

Utilities (2.6%)
	AES Corporation
2,325,000	4.500%, 3/15/2023	2,336,625
2,140,000	5.500%, 4/15/2025	2,209,550
	Dynegy, Inc.
3,255,000	8.125%, 1/30/2026[e]	3,515,400
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,e,k]	2,475,000
	NRG Energy, Inc.
1,400,000	6.250%, 5/1/2024	1,449,000
1,320,000	7.250%, 5/15/2026	1,426,260
	Talen Energy Supply, LLC
1,860,000	6.500%, 6/1/2025	1,460,100
	TerraForm Power Operating, LLC
1,860,000	4.250%, 1/31/2023[e]	1,818,150
2,560,000	5.000%, 1/31/2028[e]	2,377,600

	Total	19,067,685

	Total Long-Term Fixed Income (cost $668,837,391)	648,632,456

Shares	Registered Investment Companies (0.4%)	Value

Unaffiliated (0.4%)
25,604	Energy Select Sector SPDR Fund	$1,633,023
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[f]	1,618,620

	Total	3,251,643

	Total Registered Investment Companies (cost $3,360,650)	3,251,643

Shares	Preferred Stock (0.3%)	Value

Energy (0.2%)
193,165	Crestwood Equity Partners, LP, 9.250%[k]	1,738,485

	Total	1,738,485

Financials (0.1%)
47,000	Federal National Mortgage Association, 0.000%[k,l]	418,300

	Total	418,300

	Total Preferred Stock (cost $2,308,300)	2,156,785

Shares	Common Stock (<0.1%)	Value

Communications Services (<0.1%)
3,140,000	T-Mobile USA, Inc. Rights[m]	3

	Total	3

Industrials (<0.1%)
917,195	Abengoa SA, Class Al	28,345
9,178,073	Abengoa SA, Class Bl	63,031

	Total	91,376

Materials (<0.1%)
235	WestRock Company	9,567

	Total	9,567

	Total Common Stock (cost $252,153)	100,946

Shares	Collateral Held for Securities Loaned (8.7%)	Value

63,476,747	Thrivent Cash Management Trust	63,476,747

	Total Collateral Held for Securities Loaned (cost $63,476,747)	63,476,747

Shares or Principal Amount	Short-Term Investments (6.2%)	Value

	Thrivent Core Short-Term Reserve Fund
4,447,447	2.720%	44,474,472
	U.S. Treasury Bills
600,000	2.455%, 5/23/2019[n,o]	595,620

	Total Short-Term Investments (cost $45,069,930)	45,070,092

	Total Investments (cost $814,525,004) 108.6%	$792,816,987

	Other Assets and Liabilities, Net (8.6%)	(62,953,447)

	Total Net Assets 100.0%	$729,863,540

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $355,102,737 or 48.7% of total net assets.

f	All or a portion of the security is on loan.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2019.

j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Non-income producing security.
m	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of January 31, 2019 was $5,366 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2019.

Security	Acquisition Date	Cost
Midwest Vanadium, Pty. Ltd., 2/15/2019	2/9/2011	$2,714,489

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$1,536,162
Taxable Debt Security	58,181,992

Total lending	$59,718,154
Gross amount payable upon return of collateral for securities loaned	$63,476,747

Net amounts due to counterparty	$3,758,593

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January 31, 2019:

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds
traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,522,187	–	7,522,187	–
Capital Goods	1,883,584	–	1,883,584	–
Communications Services	6,080,575	–	6,080,575	–
Consumer Cyclical	4,950,538	–	4,950,538	–
Consumer Non-Cyclical	2,763,429	–	2,763,429	–
Financials	6,928,005	–	6,928,005	–
Long-Term Fixed Income
Basic Materials	52,166,890	–	52,166,890	–
Capital Goods	70,666,517	–	70,666,517	–
Collateralized Mortgage Obligations	901,965	–	901,965	–
Communications Services	113,167,466	–	113,167,466	–
Consumer Cyclical	94,163,544	–	94,163,544	–
Consumer Non-Cyclical	80,812,462	–	80,812,462	–
Energy	109,008,610	–	109,008,610	–
Financials	55,207,350	–	55,207,350	–
Foreign Government	2,387,158	–	2,387,158	–
Technology	43,455,032	–	43,455,032	–
Transportation	7,627,777	–	7,627,777	–
Utilities	19,067,685	–	19,067,685	–
Registered Investment Companies
Unaffiliated	3,251,643	3,251,643	–	–
Preferred Stock
Energy	1,738,485	–	1,738,485	–
Financials	418,300	418,300	–	–
Common Stock
Communications Services	3	–	–	3
Industrials	91,376	–	91,376	–
Materials	9,567	9,567	–	–
Short-Term Investments	595,620	–	595,620	–
Subtotal Investments in Securities	$684,865,768	$3,679,510	$681,186,255	$3

Other Investments *	Total
Affiliated Short-Term Investments	44,474,472
Collateral Held for Securities Loaned	63,476,747
Subtotal Other Investments	$107,951,219
Total Investments at Value	$792,816,987

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	232,671	–	232,671	–
Total Asset Derivatives	$232,671	$–	$232,671	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

HIGH YIELD FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents High Yield Fund’s swaps contracts held as of January 31, 2019. Investments totaling $595,620 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments/ (Receipts)	Value[3]	Unrealized Gain/ (Loss)
CDX HY 31, 5 Year, at 5.00%, Quarterly	Sell	12/20/2023	($8,820,000)	$–	$232,671	$232,671
Total Credit Default Swaps				$–	$232,671	$232,671

1

As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$25,810	$45,364	$26,700	4,447	$44,474	6.1%
Total Affiliated Short-Term Investments	25,810				44,474	6.1
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	53,927	63,413	53,863	63,477	63,477	8.7
Total Collateral Held for Securities Loaned	53,927				63,477	8.7
Total Value	$79,737				$107,951

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$254
Total Income from Affiliated Investments				$254
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	115
Total Affiliated Income from Securities Loaned, Net				$115
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.1%)
	Ball Metalpack Finco, LLC, Term Loan
$59,700	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$58,954
	Big River Steel, LLC, Term Loan
148,125	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	147,755
	Contura Energy, Inc., Term Loan
285,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	282,862
	MRC Global (US), Inc., Term Loan
163,759	5.499%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	162,122

	Total	651,693

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
274,893	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	271,586
	GFL Environmental, Inc., Term Loan
428,922	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	413,194
	Sotera Health Holdings, LLC, Term Loan
200,191	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	194,827
	Vertiv Group Corporation, Term Loan
404,187	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	374,884

	Total	1,254,491

Communications Services (0.5%)
	Altice France SA, Term Loan
127,725	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	117,507
319,200	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	300,620
	CenturyLink, Inc., Term Loan
475,548	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	454,001
	Frontier Communications Corporation, Term Loan
270,875	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	258,518
	HCP Acquisition, LLC, Term Loan
217,133	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	210,999
	Intelsat Jackson Holdings SA, Term Loan
185,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	183,183
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
430,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	419,070
	Sprint Communications, Inc., Term Loan
618,975	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	604,274
	TNS, Inc., Term Loan
215,152	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	211,028

Principal Amount	Bank Loans (2.1%)[a]	Value
Communications Services (0.5%) - continued
	Univision Communications, Inc., Term Loan
$880,642	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$818,451
	Virgin Media Bristol, LLC, Term Loan
355,000	5.009%, (LIBOR 1M + 2.500%), 1/15/2026[b]	348,173
	WideOpenWest Finance, LLC, Term Loan
202,438	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	193,038
	Windstream Services, LLC, Term Loan
163,744	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	152,077

	Total	4,270,939

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
492,361	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	415,907
	Golden Entertainment, Inc., Term Loan
376,200	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	368,913
	Golden Nugget, LLC, Term Loan
295,319	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b]	290,316
	Scientific Games International, Inc., Term Loan
545,875	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	528,587
	Stars Group Holdings BV, Term Loan
204,970	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	202,803
	Tenneco, Inc., Term Loan
190,000	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b]	185,488

	Total	1,992,014

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
499,950	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	469,118
99,000	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	92,813
	Albertson’s, LLC, Term Loan
181,581	5.822%, (LIBOR 3M + 3.000%), 12/21/2022[b]	178,902
329,339	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	323,987
30,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	29,325
	Amneal Pharmaceuticals, LLC, Term Loan
213,875	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	211,647
	Bausch Health Companies, Inc., Term Loan
355,803	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	351,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$205,456	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	$201,817
	Endo International plc, Term Loan
326,683	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	323,145
	JBS USA LUX SA, Term Loan
505,988	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	500,376
	McGraw-Hill Global Education Holdings, LLC, Term Loan
706,817	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	641,437
	MPH Acquisition Holdings, LLC, Term Loan
244,155	5.553%, (LIBOR 3M + 2.750%), 6/7/2023[b]	235,990
	Plantronics, Inc., Term Loan
364,148	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	353,526
	Revlon Consumer Products Corporation, Term Loan
186,658	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	131,956

	Total	4,045,719

Energy (0.1%)
	HFOTCO, LLC, Term Loan
283,575	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	279,676
	Radiate Holdco, LLC, Term Loan
603,854	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	585,587

	Total	865,263

Financials (0.3%)
	Air Methods Corporation, Term Loan
408,128	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	331,604
	Avolon TLB Borrower 1 US, LLC, Term Loan
276,191	4.503%, (LIBOR 1M + 2.000%), 1/15/2025[b]	273,084
	DTZ U.S. Borrower, LLC, Term Loan
189,525	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	185,687
	GGP Nimbus LP, Term Loan
269,325	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	257,157
	Harland Clarke Holdings Corporation, Term Loan
308,488	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	286,123
	Level 3 Parent, LLC, Term Loan
515,000	4.756%, (LIBOR 1M + 2.250%), 2/22/2024[b]	505,344
	Sable International Finance, Ltd., Term Loan
595,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	586,819
	Tronox Finance, LLC, Term Loan
134,686	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	132,750

Principal Amount	Bank Loans (2.1%)[a]	Value
Financials (0.3%) - continued
$310,814	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	$306,347

	Total	2,864,915

Technology (0.1%)
	First Data Corporation, Term Loan
595,000	4.519%, (LIBOR 1M + 2.000%), 4/26/2024[b]	592,584
	Rackspace Hosting, Inc., Term Loan
330,160	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	305,662

	Total	898,246

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
453,100	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	438,374
	GIP III Stetson I, LP, Term Loan
145,000	6.760%, (LIBOR 1M + 4.250%), 7/18/2025[b]	140,742

	Total	579,116

	Total Bank Loans (cost $18,092,369)	17,422,396

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Asset-Backed Securities (1.5%)
	Babson CLO, Ltd.
2,100,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,d	2,056,654
	Magnetite XII, Ltd.
1,800,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,d]	1,785,170
	Octagon Investment Partners XVI, Ltd.
1,400,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,d	1,373,759
	PPM CLO, Ltd.
1,200,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,d	1,184,342
	Shackleton CLO, Ltd.
1,200,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,d]	1,188,724
	Sound Point CLO X, Ltd.
1,800,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,d	1,748,806
	Symphony CLO XV, Ltd.
1,440,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,d]	1,436,620
	THL Credit Wind River CLO, Ltd.
1,800,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,747,238

	Total	12,521,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Basic Materials (4.1%)
	Alcoa, Inc.
$360,000	5.125%, 10/1/2024	$362,250
	Anglo American Capital plc
1,800,000	3.625%, 9/11/2024[d]	1,741,868
1,450,000	4.750%, 4/10/2027[d]	1,447,041
	ArcelorMittal SA
1,820,000	6.125%, 6/1/2025[e]	1,957,410
	Braskem America Finance Company
550,000	7.125%, 7/22/2041[d]	619,437
	Braskem Netherlands Finance BV
3,000,000	4.500%, 1/10/2028[d]	2,921,250
	Cleveland-Cliffs, Inc.
360,000	5.750%, 3/1/2025	348,300
	Dow Chemical Company
1,080,000	3.000%, 11/15/2022	1,074,808
	First Quantum Minerals, Ltd.
360,000	6.500%, 3/1/2024[d]	330,300
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,824,063
1,620,000	4.000%, 3/27/2027[d]	1,557,237
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,176,795
	Kinross Gold Corporation
360,000	5.950%, 3/15/2024	370,800
2,950,000	4.500%, 7/15/2027	2,655,000
	Krayton Polymers, LLC
360,000	7.000%, 4/15/2025[d]	351,000
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	637,223
	Novelis Corporation
360,000	5.875%, 9/30/2026[d]	347,850
	Packaging Corporation of America
1,550,000	2.450%, 12/15/2020	1,528,534
	Syngenta Finance NV
1,825,000	4.441%, 4/24/2023[d]	1,805,302
	Teck Resources, Ltd.
3,580,000	6.125%, 10/1/2035	3,741,100
	Tronox Finance plc
360,000	5.750%, 10/1/2025[d]	311,400
	Vale Overseas, Ltd.
465,000	4.375%, 1/11/2022	467,465
1,080,000	6.250%, 8/10/2026[e]	1,156,950
528,000	6.875%, 11/21/2036[e]	588,060
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026	1,686,196
	WestRock Company
730,000	3.750%, 3/15/2025[d]	716,902
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,764,194

	Total	33,488,735

Capital Goods (3.0%)
	AECOM
385,000	5.875%, 10/15/2024	400,785
	Ashtead Capital, Inc.
360,000	4.125%, 8/15/2025[d]	343,800
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[d]	1,060,579
	Berry Global, Inc.
250,000	4.500%, 2/15/2026[d]	235,625
	CNH Industrial Capital, LLC
1,440,000	4.875%, 4/1/2021	1,461,600
	CNH Industrial NV
1,795,000	3.850%, 11/15/2027	1,665,059

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Capital Goods (3.0%) - continued
	Covanta Holding Corporation
$360,000	5.875%, 7/1/2025	$352,800
	Crown Cork & Seal Company, Inc.
360,000	7.375%, 12/15/2026	392,850
	General Electric Capital Corporation
1,800,000	3.788%, (LIBOR 3M + 1.000%), 3/15/2023[b]	1,699,920
	General Electric Company
2,800,000	5.000%, 1/21/2021[b,f]	2,464,000
	Jeld-Wen, Inc.
360,000	4.625%, 12/15/2025[d]	326,700
	L3 Technologies, Inc.
720,000	4.950%, 2/15/2021	740,361
	Northrop Grumman Corporation
1,250,000	3.250%, 1/15/2028	1,209,791
	Owens-Brockway Glass Container, Inc.
500,000	5.875%, 8/15/2023[d]	517,500
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,857,787
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,065,629
1,260,000	3.800%, 12/15/2026	1,239,022
	Spirit AeroSystems, Inc.
1,800,000	3.588%, (LIBOR 3M + 0.800%), 6/15/2021[b]	1,789,821
	Textron, Inc.
720,000	4.300%, 3/1/2024	734,513
370,000	3.875%, 3/1/2025	365,902
1,440,000	3.650%, 3/15/2027	1,380,910
	United Rentals North America, Inc.
375,000	5.500%, 7/15/2025	379,687
	United Technologies Corporation
1,075,000	3.950%, 8/16/2025	1,102,521
2,175,000	4.450%, 11/16/2038	2,191,846

	Total	24,979,008

Collateralized Mortgage Obligations (0.3%)
	Countrywide Alternative Loan Trust
769,890	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	725,302
	GMAC Mortgage Corporation Loan Trust
222,823	3.010%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,g]	244,380
	IndyMac Seconds Asset-Backed Trust
694,523	2.850%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,g	380,570
	Renaissance Home Equity Loan Trust
1,172,640	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[h]	789,220
	Wachovia Mortgage Loan Trust, LLC
426,055	4.699%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	416,349

	Total	2,555,821

Communications Services (9.9%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,406,210
1,190,000	6.400%, 12/15/2035	1,507,051
1,300,000	6.150%, 2/15/2041	1,637,176
	AMC Networks, Inc.
360,000	5.000%, 4/1/2024	357,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Communications Services (9.9%) - continued
	American Tower Corporation
$2,000,000	3.450%, 9/15/2021	$2,004,765
1,440,000	3.125%, 1/15/2027	1,342,518
	AT&T, Inc.
1,810,000	4.450%, 4/1/2024	1,879,992
2,150,000	3.956%, (LIBOR 3M + 1.180%), 6/12/2024[b]	2,128,657
760,000	3.400%, 5/15/2025	742,806
2,880,000	4.250%, 3/1/2027	2,915,325
1,519,000	4.300%, 2/15/2030	1,500,100
1,810,000	4.300%, 12/15/2042	1,611,975
	Block Communications, Inc.
360,000	6.875%, 2/15/2025[d]	369,000
	British Telecommunications plc
1,800,000	4.500%, 12/4/2023	1,854,338
	CCO Holdings, LLC
360,000	5.125%, 2/15/2023	363,600
360,000	5.500%, 5/1/2026[d]	359,100
	Charter Communications Operating, LLC
1,700,000	4.908%, 7/23/2025	1,749,243
3,325,000	6.484%, 10/23/2045	3,578,860
	Comcast Corporation
400,000	4.950%, 10/15/2058	423,324
1,080,000	3.375%, 8/15/2025	1,082,953
292,000	6.400%, 5/15/2038	357,926
1,600,000	4.600%, 10/15/2038	1,648,222
1,800,000	4.650%, 7/15/2042	1,844,252
	Cox Communications, Inc.
1,800,000	3.350%, 9/15/2026[d]	1,697,432
315,000	4.800%, 2/1/2035[d]	291,446
1,400,000	4.700%, 12/15/2042[d]	1,202,501
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	540,233
2,340,000	5.250%, 1/15/2023	2,465,460
1,300,000	3.150%, 7/15/2023	1,270,071
	Digicel, Ltd.
360,000	6.000%, 4/15/2021[d,e]	332,280
	Discovery Communications, LLC
1,170,000	3.500%, 6/15/2022[d]	1,159,258
900,000	4.900%, 3/11/2026	921,032
2,160,000	5.200%, 9/20/2047	2,043,848
	Fox Corporation
1,800,000	5.476%, 1/25/2039[d]	1,879,285
1,800,000	5.576%, 1/25/2049[d]	1,910,315
	Gray Television, Inc.
360,000	5.125%, 10/15/2024[d]	349,875
	Interpublic Group of Companies, Inc.
1,800,000	3.750%, 10/1/2021	1,823,441
	Level 3 Financing, Inc.
360,000	5.250%, 3/15/2026	349,308
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,425,498
560,000	3.650%, 11/1/2024	552,007
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[d]	1,817,973
	Sinclair Television Group, Inc.
360,000	5.875%, 3/15/2026[d]	345,600
	Sprint Communications, Inc.
355,000	7.000%, 3/1/2020[d]	365,206
	Sprint Corporation
540,000	7.125%, 6/15/2024	554,850
	Telecom Italia SPA
1,800,000	5.303%, 5/30/2024[d]	1,710,000

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Communications Services (9.9%) - continued
	Telefonica Emisiones SAU
$1,800,000	4.665%, 3/6/2038	$1,676,361
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,218,317
	Time Warner Entertainment Company, LP
780,000	8.375%, 3/15/2023	902,063
	VeriSign, Inc.
360,000	4.750%, 7/15/2027	355,050
	Verizon Communications, Inc.
1,260,000	3.500%, 11/1/2024	1,272,339
2,600,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	2,581,176
1,080,000	5.250%, 3/16/2037	1,166,241
2,170,000	4.862%, 8/21/2046	2,224,963
2,747,000	4.522%, 9/15/2048	2,683,375
	Viacom, Inc.
2,500,000	6.875%, 4/30/2036	2,845,456
1,800,000	4.375%, 3/15/2043	1,539,842
	Virgin Media Secured Finance plc
360,000	5.250%, 1/15/2026[d]	354,600
	Vodafone Group plc
1,350,000	5.000%, 5/30/2038	1,307,452
	Warner Media, LLC
790,000	4.750%, 3/29/2021	815,238
	Windstream Services, LLC
360,000	8.625%, 10/31/2025[d]	339,300
	Zayo Group, LLC
360,000	5.750%, 1/15/2027[d]	347,828

	Total	81,301,213

Consumer Cyclical (5.2%)
	Amazon.com, Inc.
2,520,000	4.050%, 8/22/2047	2,556,700
	Cinemark USA, Inc.
360,000	4.875%, 6/1/2023	356,400
	Daimler Finance North America, LLC
1,100,000	3.132%, (LIBOR 3M + 0.550%), 5/4/2021[b,d]	1,092,991
	Dana, Inc.
360,000	6.000%, 9/15/2023	363,600
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	795,841
1,100,000	3.470%, 4/5/2021	1,069,764
1,400,000	5.596%, 1/7/2022	1,419,408
1,800,000	2.979%, 8/3/2022	1,670,304
1,425,000	4.250%, 9/20/2022	1,377,786
1,150,000	3.096%, 5/4/2023	1,040,002
	General Motors Company
1,800,000	3.667%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,762,200
2,100,000	5.000%, 10/1/2028	2,040,149
770,000	5.000%, 4/1/2035	675,395
	General Motors Financial Company, Inc.
1,900,000	3.450%, 4/10/2022	1,866,037
1,490,000	4.000%, 1/15/2025	1,417,140
	Hanesbrands, Inc.
360,000	4.625%, 5/15/2024[d]	353,250
	Harley-Davidson Financial Services, Inc.
1,870,000	4.050%, 2/4/2022[d]	1,868,373
	Hertz Corporation
360,000	7.625%, 6/1/2022[d]	358,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Consumer Cyclical (5.2%) - continued
	Hilton Escrow Issuer, LLC
$360,000	4.250%, 9/1/2024	$353,707
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	497,823
1,820,000	4.250%, 4/1/2046	1,877,537
	Hyundai Capital America
1,050,000	3.000%, 3/18/2021[d]	1,034,996
2,150,000	2.450%, 6/15/2021[d]	2,082,931
	Hyundai Capital Services, Inc.
1,080,000	3.000%, 3/6/2022[d]	1,057,176
	L Brands, Inc.
380,000	5.625%, 2/15/2022	386,650
	Lennar Corporation
1,270,000	2.950%, 11/29/2020	1,241,425
1,100,000	4.125%, 1/15/2022	1,094,830
1,100,000	4.500%, 4/30/2024	1,080,750
	Live Nation Entertainment, Inc.
720,000	4.875%, 11/1/2024[d]	709,200
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	294,713
475,000	2.875%, 2/15/2023	434,377
	Mattamy Group Corporation
360,000	6.500%, 10/1/2025[d]	333,900
	McDonald’s Corporation
1,825,000	4.450%, 3/1/2047	1,801,853
	Scientific Games International, Inc.
360,000	5.000%, 10/15/2025[d]	341,208
	Six Flags Entertainment Corporation
360,000	4.875%, 7/31/2024[d]	356,400
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,649,797
	Volkswagen Group of America Finance, LLC
1,550,000	4.250%, 11/13/2023[d]	1,567,887
2,200,000	4.750%, 11/13/2028[d]	2,171,851
	Yum! Brands, Inc.
360,000	5.000%, 6/1/2024[d]	359,892

	Total	42,812,551

Consumer Non-Cyclical (11.5%)
	Abbott Laboratories
1,632,000	3.750%, 11/30/2026	1,661,857
810,000	4.750%, 11/30/2036	873,811
1,500,000	6.000%, 4/1/2039	1,780,624
1,080,000	4.900%, 11/30/2046	1,201,970
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,405,977
	Albertson’s Companies, LLC
360,000	6.625%, 6/15/2024	354,600
	Anheuser-Busch Companies, LLC
3,700,000	3.650%, 2/1/2026[d]	3,635,855
1,790,000	4.700%, 2/1/2036[d]	1,715,836
	Anheuser-Busch InBev Worldwide, Inc.
725,000	3.500%, 1/12/2024	727,697
2,175,000	4.000%, 4/13/2028	2,161,193
2,900,000	4.600%, 4/15/2048	2,636,609
1,800,000	4.439%, 10/6/2048	1,594,983
1,800,000	5.550%, 1/23/2049	1,878,215
	BAT Capital Corporation
540,000	2.297%, 8/14/2020	532,955
1,800,000	3.222%, 8/15/2024	1,727,117
	Bausch Health Companies, Inc.
360,000	7.000%, 3/15/2024[d]	377,775

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Consumer Non-Cyclical (11.5%) - continued
	Baxalta, Inc.
$871,000	4.000%, 6/23/2025	$864,078
	Bayer U.S. Finance II, LLC
720,000	4.250%, 12/15/2025[d]	716,990
2,520,000	4.875%, 6/25/2048[d]	2,390,210
	Becton, Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,861,549
1,080,000	3.363%, 6/6/2024	1,058,481
1,080,000	3.734%, 12/15/2024	1,076,682
2,150,000	3.700%, 6/6/2027	2,100,686
1,700,000	4.669%, 6/6/2047	1,703,990
	Boston Scientific Corporation
1,340,000	3.375%, 5/15/2022	1,335,251
700,000	4.000%, 3/1/2028	704,695
928,000	7.375%, 1/15/2040	1,190,216
	Bunge, Ltd. Finance Corporation
1,080,000	3.500%, 11/24/2020	1,078,982
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,086,636
	Centene Escrow Corporation
360,000	6.125%, 2/15/2024	377,100
	Cigna Corporation
1,800,000	4.125%, 11/15/2025[d]	1,837,457
1,800,000	4.800%, 8/15/2038[d]	1,837,256
	Conagra Brands, Inc.
500,000	4.600%, 11/1/2025	506,411
	Constellation Brands, Inc.
800,000	4.400%, 11/15/2025	824,585
360,000	3.500%, 5/9/2027	343,443
1,700,000	5.250%, 11/15/2048	1,770,575
	CVS Health Corporation
630,000	4.750%, 12/1/2022	656,482
1,825,000	4.100%, 3/25/2025	1,858,328
900,000	3.875%, 7/20/2025	903,851
3,000,000	4.780%, 3/25/2038	3,014,254
2,790,000	5.050%, 3/25/2048	2,868,531
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[d]	1,503,212
	H. J. Heinz Company
1,140,000	5.200%, 7/15/2045	1,079,259
	HCA, Inc.
360,000	4.750%, 5/1/2023	370,897
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[d]	1,306,404
	Kellogg Company
1,450,000	3.125%, 5/17/2022	1,429,266
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	666,348
	Kroger Company
1,800,000	2.650%, 10/15/2026	1,624,484
	Maple Escrow Subsidiary, Inc.
750,000	3.551%, 5/25/2021[d]	753,237
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[d]	1,027,112
	Nestle Holdings, Inc.
2,150,000	3.900%, 9/24/2038[d]	2,162,617
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,526,422
	Pernod Ricard SA
1,620,000	5.750%, 4/7/2021[d]	1,703,805
	Perrigo Finance Unlimited Company
800,000	4.375%, 3/15/2026	743,864
1,800,000	4.900%, 12/15/2044	1,420,931
	Pilgrim’s Pride Corporation
540,000	5.875%, 9/30/2027[d]	521,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Consumer Non-Cyclical (11.5%) - continued
	Reckitt Benckiser Treasury Services plc
$1,620,000	2.750%, 6/26/2024[d]	$1,565,697
	Reynolds American, Inc.
940,000	5.850%, 8/15/2045	910,695
	Shire Acquisitions Investments Ireland Designated Activity Company
1,800,000	2.875%, 9/23/2023	1,734,786
	Smithfield Foods, Inc.
4,500,000	2.650%, 10/3/2021[d]	4,272,284
	Tenet Healthcare Corporation
360,000	4.500%, 4/1/2021	360,720
	Teva Pharmaceutical Finance Netherlands III BV
1,850,000	6.000%, 4/15/2024	1,878,423
	Thermo Fisher Scientific, Inc.
720,000	2.950%, 9/19/2026	682,009
	Tyson Foods, Inc.
720,000	3.550%, 6/2/2027	693,506
	UnitedHealth Group, Inc.
1,800,000	2.950%, 10/15/2027	1,740,949
760,000	4.750%, 7/15/2045	844,578
1,775,000	4.450%, 12/15/2048	1,900,868
	Valeant Pharmaceuticals International, Inc.
360,000	5.875%, 5/15/2023[d]	352,663
	VRX Escrow Corporation
360,000	6.125%, 4/15/2025[d]	340,200

	Total	94,350,129

Energy (9.3%)
	Alliance Resource Operating Partners, LP
290,000	7.500%, 5/1/2025[d]	301,238
	Andeavor Logistics, LP
1,450,000	3.500%, 12/1/2022	1,435,442
	BP Capital Markets America, Inc.
910,000	3.119%, 5/4/2026	885,628
1,440,000	3.017%, 1/16/2027	1,383,293
	BP Capital Markets plc
1,510,000	3.814%, 2/10/2024	1,551,079
	California Resources Corporation
360,000	8.000%, 12/15/2022[d,e]	288,900
	Centennial Resource Production, LLC
360,000	5.375%, 1/15/2026[d]	346,950
	Cheniere Corpus Christi Holdings, LLC
540,000	5.125%, 6/30/2027	544,725
	Chesapeake Energy Corporation
360,000	8.000%, 1/15/2025[e]	361,872
	Continental Resources, Inc.
1,800,000	4.375%, 1/15/2028	1,791,186
	Diamondback Energy, Inc.
350,000	4.750%, 11/1/2024	349,125
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,708,860
720,000	4.700%, 11/1/2042	672,412
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,483,548
1,080,000	7.375%, 10/15/2045	1,464,807
	Energy Transfer Equity, LP
565,000	5.500%, 6/1/2027	586,188

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Energy (9.3%) - continued
	Energy Transfer Operating, LP
$1,800,000	6.000%, 6/15/2048	$1,847,598
	Energy Transfer Partners, LP
2,520,000	4.200%, 4/15/2027	2,424,167
	Eni SPA
1,450,000	4.000%, 9/12/2023[d]	1,462,703
	EnLink Midstream Partners, LP
720,000	4.150%, 6/1/2025	674,100
540,000	4.850%, 7/15/2026	506,250
	Ensco plc
360,000	7.750%, 2/1/2026	289,125
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	1,009,955
1,800,000	4.875%, 8/16/2077[b]	1,605,359
	EQM Midstream Partners, LP
1,550,000	4.750%, 7/15/2023	1,572,126
	EQT Corporation
720,000	3.000%, 10/1/2022	691,574
2,600,000	3.900%, 10/1/2027	2,354,806
	Hess Corporation
720,000	3.500%, 7/15/2024	689,105
700,000	4.300%, 4/1/2027	676,156
1,050,000	5.800%, 4/1/2047	1,012,144
	Kerr-McGee Corporation
1,800,000	6.950%, 7/1/2024	2,033,253
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[d]	742,144
1,825,000	5.200%, 3/1/2048	1,842,263
	Marathon Oil Corporation
1,800,000	4.400%, 7/15/2027	1,804,758
	Marathon Petroleum Corporation
1,440,000	4.750%, 12/15/2023[d]	1,494,610
1,780,000	6.500%, 3/1/2041	1,976,766
	MPLX, LP
1,450,000	4.875%, 6/1/2025	1,509,701
1,750,000	4.800%, 2/15/2029	1,788,960
1,080,000	5.200%, 3/1/2047	1,058,181
	Murphy Oil Corporation
360,000	5.750%, 8/15/2025	361,332
	Newfield Exploration Company
1,700,000	5.750%, 1/30/2022	1,768,000
	Noble Energy, Inc.
1,700,000	3.900%, 11/15/2024	1,670,778
	ONEOK Partners, LP
2,000,000	3.800%, 3/15/2020	2,007,803
	Petrobras Global Finance BV
2,520,000	5.299%, 1/27/2025	2,528,820
	Petroleos Mexicanos
540,000	5.375%, 3/13/2022	531,900
	Phillips 66
1,050,000	3.900%, 3/15/2028	1,052,865
	Plains All American Pipeline, LP
1,550,000	5.000%, 2/1/2021	1,578,793
1,800,000	3.650%, 6/1/2022	1,782,752
	Precision Drilling Corporation
360,000	7.125%, 1/15/2026[d]	329,400
	Regency Energy Partners, LP
2,360,000	5.000%, 10/1/2022	2,442,979
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,171,920
	Schlumberger Holdings Corporation
1,080,000	4.000%, 12/21/2025[d]	1,096,219
	SM Energy Company
360,000	5.000%, 1/15/2024[e]	340,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Energy (9.3%) - continued
	Southwestern Energy Company
$360,000	7.750%, 10/1/2027[e]	$370,800
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,084,427
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,764,759
	Sunoco, LP
360,000	5.500%, 2/15/2026	355,496
	Tallgrass Energy Partners, LP
360,000	5.500%, 1/15/2028[d]	350,100
	Targa Resources Partners, LP
360,000	5.125%, 2/1/2025	353,700
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,130,652
	Transocean, Inc.
360,000	7.500%, 1/15/2026[d]	342,450
	Williams Companies, Inc.
1,800,000	7.500%, 1/15/2031	2,184,178
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,099,450
900,000	3.750%, 6/15/2027	875,783
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[d]	1,807,307

	Total	76,603,916

Financials (26.7%)
	Aegon NV
1,400,000	2.817%, (USISDA 10Y + 0.100%), 4/15/2019[b,f]	1,008,000
	AerCap Ireland Capital, Ltd.
1,800,000	5.000%, 10/1/2021	1,844,424
540,000	3.950%, 2/1/2022	536,224
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,336,319
	Air Lease Corporation
1,490,000	3.750%, 2/1/2022	1,484,887
740,000	4.250%, 9/15/2024	736,780
	Ally Financial, Inc.
360,000	4.125%, 2/13/2022	361,350
	American International Group, Inc.
1,800,000	4.200%, 4/1/2028	1,803,401
1,370,000	4.500%, 7/16/2044	1,298,419
	Ares Capital Corporation
1,850,000	3.875%, 1/15/2020	1,854,672
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,877,620
	Athene Holding, Ltd.
2,500,000	4.125%, 1/12/2028	2,334,740
	Avolon Holdings Funding, Ltd.
360,000	5.500%, 1/15/2023[d]	366,858
360,000	5.125%, 10/1/2023[d]	365,472
	AXA SA
1,420,000	8.600%, 12/15/2030	1,810,500
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,f]	979,728
1,200,000	4.379%, 4/12/2028	1,177,500
	Bank of America Corporation
1,080,000	2.328%, 10/1/2021[b]	1,066,371
1,100,000	3.499%, 5/17/2022[b]	1,109,523
1,857,000	3.004%, 12/20/2023[b]	1,831,334
1,670,000	4.200%, 8/26/2024	1,709,680
1,640,000	6.500%, 10/23/2024[b,f]	1,765,640
1,800,000	4.000%, 1/22/2025	1,815,103
1,250,000	3.950%, 4/21/2025	1,255,264

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (26.7%) - continued
$730,000	3.875%, 8/1/2025	$744,399
1,800,000	3.093%, 10/1/2025[b]	1,755,524
1,800,000	3.705%, 4/24/2028[b]	1,778,804
1,450,000	4.271%, 7/23/2029[b]	1,495,356
1,890,000	4.750%, 4/21/2045	1,950,531
	Bank of Montreal
1,100,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,101,683
	Bank of Nova Scotia
1,800,000	3.125%, 4/20/2021	1,808,023
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[d]	1,234,168
	Barclays plc
2,100,000	4.610%, 2/15/2023[b]	2,109,416
1,600,000	4.338%, 5/16/2024[b]	1,583,130
720,000	4.836%, 5/9/2028	691,725
	Berkshire Hathaway Finance Corporation
1,050,000	4.250%, 1/15/2049	1,081,501
	BNP Paribas SA
1,350,000	4.375%, 3/1/2033[b,d]	1,280,787
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,656,424
	BPCE SA
1,080,000	3.000%, 5/22/2022[d]	1,054,453
735,000	5.700%, 10/22/2023[d]	767,225
810,000	5.150%, 7/21/2024[d]	825,764
	Capital One Financial Corporation
2,200,000	3.450%, 4/30/2021	2,210,742
1,810,000	4.200%, 10/29/2025	1,811,969
	CIT Group, Inc.
180,000	4.125%, 3/9/2021	180,450
180,000	5.250%, 3/7/2025	185,850
	Citigroup, Inc.
1,100,000	3.142%, 1/24/2023[b]	1,093,523
1,440,000	4.168%, (LIBOR 3M + 1.430%), 9/1/2023[b]	1,460,640
2,630,000	4.400%, 6/10/2025	2,684,373
1,695,000	5.500%, 9/13/2025	1,837,001
1,090,000	3.700%, 1/12/2026	1,089,795
1,510,000	4.450%, 9/29/2027	1,531,934
1,440,000	3.887%, 1/10/2028[b]	1,434,075
1,450,000	4.650%, 7/23/2048	1,522,500
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,419,853
720,000	2.650%, 5/26/2022	702,339
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	703,915
	CNA Financial Corporation
1,130,000	7.250%, 11/15/2023	1,280,792
	Commerzbank AG
1,800,000	8.125%, 9/19/2023[d]	1,994,387
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 6/30/2019[b,d,f]	729,986
	CoreStates Capital III
1,360,000	3.186%, (LIBOR 3M + 0.570%), 2/15/2027[b,d]	1,204,362
	Credit Agricole SA
720,000	3.375%, 1/10/2022[d]	714,472
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[d]	1,781,099
2,300,000	7.500%, 7/17/2023[b,d,f]	2,346,000
	Credit Suisse Group Funding, Ltd.
1,100,000	3.750%, 3/26/2025	1,075,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (26.7%) - continued
	Danske Bank AS
$2,250,000	5.000%, 1/12/2022[d]	$2,278,560
	Deutsche Bank AG
1,440,000	2.700%, 7/13/2020	1,410,597
2,200,000	4.875%, 12/1/2032[b]	1,852,422
	Digital Realty Trust, LP
1,550,000	2.750%, 2/1/2023	1,487,779
	Discover Bank
1,460,000	3.100%, 6/4/2020	1,456,477
2,510,000	4.682%, 8/9/2028[b]	2,508,168
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	877,793
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,797,532
	Fidelity National Financial, Inc.
730,000	5.500%, 9/1/2022	774,282
	Five Corners Funding Trust
2,890,000	4.419%, 11/15/2023[d]	3,006,593
	GE Capital International Funding Company
2,100,000	4.418%, 11/15/2035	1,877,346
	Goldman Sachs Group, Inc.
1,750,000	5.250%, 7/27/2021	1,835,342
1,150,000	2.876%, 10/31/2022[b]	1,132,968
1,080,000	2.908%, 6/5/2023[b]	1,058,510
810,000	4.000%, 3/3/2024	826,352
2,550,000	3.850%, 7/8/2024	2,580,279
1,510,000	4.250%, 10/21/2025	1,524,242
1,440,000	3.500%, 11/16/2026	1,392,543
2,240,000	5.150%, 5/22/2045	2,292,210
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,864,267
	HCP, Inc.
1,600,000	4.250%, 11/15/2023	1,624,149
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	743,572
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[b,f]	748,800
1,800,000	3.640%, (LIBOR 3M + 1.000%), 5/18/2024[b]	1,784,502
1,440,000	4.300%, 3/8/2026	1,469,950
900,000	6.000%, 5/22/2027[b,f]	866,250
1,080,000	4.041%, 3/13/2028[b]	1,068,950
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020[e]	1,759,390
	Icahn Enterprises, LP
360,000	6.375%, 12/15/2025	368,100
	ILFC E-Capital Trust II
1,270,000	4.800%, (H15T30Y + 1.800%), 12/21/2065[b,d]	971,550
	ING Groep NV
2,500,000	4.100%, 10/2/2023	2,531,371
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,509,713
	J.P. Morgan Chase & Company
220,000	2.295%, 8/15/2021	216,113
1,500,000	2.972%, 1/15/2023	1,488,433
1,440,000	6.000%, 8/1/2023[b,f]	1,476,000
1,810,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	1,832,186
730,000	6.750%, 2/1/2024[b,f]	786,801
2,200,000	3.900%, 7/15/2025	2,245,159

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (26.7%) - continued
$1,800,000	2.950%, 10/1/2026	$1,719,817
2,100,000	4.452%, 12/5/2029[b]	2,196,291
1,400,000	3.882%, 7/24/2038[b]	1,340,084
1,850,000	5.500%, 10/15/2040	2,132,262
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,436,056
	Kimco Realty Corporation
2,900,000	3.300%, 2/1/2025	2,805,970
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[d]	1,109,993
1,090,000	4.850%, 8/1/2044*	1,072,934
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,146,359
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,890,880
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,063,940
	Lloyds Banking Group plc
2,200,000	4.375%, 3/22/2028	2,191,026
	Marsh & McLennan Companies, Inc.
800,000	4.375%, 3/15/2029	827,641
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	358,066
	MGM Growth Properties Operating Partnership, LP
360,000	4.500%, 9/1/2026	341,100
	Mitsubishi UFJ Financial Group, Inc.
1,050,000	3.455%, 3/2/2023	1,055,477
	Mizuho Financial Group, Inc.
1,440,000	3.663%, 2/28/2027	1,432,032
	Morgan Stanley
1,450,000	2.500%, 4/21/2021	1,431,410
1,795,000	4.875%, 11/1/2022	1,879,953
1,810,000	4.179%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,833,123
1,130,000	4.000%, 7/23/2025	1,160,020
720,000	3.125%, 7/27/2026	690,691
1,490,000	4.350%, 9/8/2026	1,507,888
930,000	4.300%, 1/27/2045	924,835
	MPT Operating Partnership, LP
360,000	5.000%, 10/15/2027	350,460
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[d]	1,513,968
1,080,000	4.000%, 9/14/2026[d]	1,007,506
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[b,d,f]	1,105,837
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[d]	1,670,076
	Preferred Term Securities XXIII, Ltd.
431,107	2.988%, (LIBOR 3M + 0.200%), 12/22/2036[b,d]	406,245
	Prudential Financial, Inc.
1,133,000	3.935%, 12/7/2049	1,055,779
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,185,196
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,385,177
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,098,261
1,450,000	4.700%, 9/15/2023	1,507,866
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 8/10/2020[b,f]	1,543,975
1,080,000	8.625%, 8/15/2021[b,f]	1,149,876
1,440,000	3.498%, 5/15/2023[b]	1,406,197
1,440,000	3.875%, 9/12/2023	1,413,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Financials (26.7%) - continued
	Santander Holdings USA, Inc.
$805,000	4.450%, 12/3/2021	$818,552
	Santander UK Group Holdings plc
800,000	3.125%, 1/8/2021	793,171
1,500,000	4.750%, 9/15/2025[d]	1,442,564
	SITE Centers Corporation
573,000	4.625%, 7/15/2022	589,603
	Standard Chartered plc
1,750,000	3.911%, (LIBOR 3M + 1.150%), 1/20/2023[b,d]	1,726,118
	State Street Capital Trust IV
1,080,000	3.788%, (LIBOR 3M + 1.000%), 6/15/2047[b]	828,900
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,086,496
	Synchrony Financial
1,750,000	4.250%, 8/15/2024	1,708,561
2,150,000	3.950%, 12/1/2027	1,971,129
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[d]	880,477
1,510,000	4.125%, 9/24/2025[d]	1,528,205
	UBS Group Funding Switzerland AG
1,440,000	4.253%, 3/23/2028[d]	1,452,066
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,428,255
	USB Realty Corporation
1,100,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,d,f]	968,000
	Ventas Realty, LP
720,000	3.500%, 2/1/2025	703,663
1,080,000	3.850%, 4/1/2027	1,056,055
1,800,000	4.000%, 3/1/2028	1,769,977
	Wells Fargo & Company
1,440,000	3.000%, 4/22/2026	1,381,986
	Welltower, Inc.
550,000	4.950%, 1/15/2021	564,496
1,300,000	4.000%, 6/1/2025	1,304,999

	Total	219,321,099

Foreign Government (1.1%)
	Argentina Government International Bond
1,850,000	5.625%, 1/26/2022	1,677,043
1,825,000	7.500%, 4/22/2026	1,617,881
1,080,000	6.875%, 1/26/2027	914,231
	Dominican Republic Government International Bond
550,000	6.000%, 7/19/2028[d]	566,500
	Petroleos Mexicanos
1,750,000	5.500%, 1/21/2021	1,756,563
	Qatar Government International Bond
1,100,000	4.500%, 4/23/2028[d]	1,161,402
1,500,000	5.103%, 4/23/2048[d]	1,609,173

	Total	9,302,793

Mortgage-Backed Securities (4.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
11,750,000	3.500%, 2/1/2049[i]	11,808,521
6,900,000	4.000%, 2/1/2049[i]	7,062,662
8,160,000	4.500%, 2/1/2049[i]	8,478,272
6,525,000	5.000%, 3/1/2049[i]	6,852,736

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Mortgage-Backed Securities (4.5%) - continued
	Government National Mortgage Association Conventional 30-Yr. Pass Through
$2,350,000	4.500%, 2/1/2049[i]	$2,439,089

	Total	36,641,280

Technology (4.0%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,559,624
1,800,000	4.500%, 2/23/2036	1,930,120
1,080,000	3.750%, 9/12/2047	1,025,353
	Applied Materials, Inc.
720,000	3.300%, 4/1/2027	715,672
	Broadcom Corporation
900,000	3.625%, 1/15/2024	876,022
1,450,000	3.875%, 1/15/2027	1,336,443
1,070,000	3.500%, 1/15/2028	949,049
	CommScope Technologies Finance, LLC
360,000	6.000%, 6/15/2025[d]	340,200
	Diamond 1 Finance Corporation
360,000	5.875%, 6/15/2021[d]	365,840
1,080,000	5.450%, 6/15/2023[d]	1,129,722
3,075,000	6.020%, 6/15/2026[d]	3,213,592
875,000	8.100%, 7/15/2036[d]	1,008,089
	DXC Technology Company
1,440,000	4.750%, 4/15/2027	1,421,705
	Harland Clarke Holdings Corporation
360,000	8.375%, 8/15/2022[d]	337,500
	Hewlett Packard Enterprise Company
1,440,000	4.400%, 10/15/2022	1,489,218
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,660,889
	Iron Mountain, Inc.
720,000	5.250%, 3/15/2028[d]	669,600
	Marvell Technology Group, Ltd.
900,000	4.200%, 6/22/2023	898,772
1,100,000	4.875%, 6/22/2028	1,095,211
	NXP BV/NXP Funding, LLC
1,750,000	5.350%, 3/1/2026[d]	1,848,647
	Oracle Corporation
1,800,000	4.300%, 7/8/2034	1,881,064
1,800,000	4.000%, 7/15/2046	1,729,563
	Texas Instruments, Inc.
1,800,000	4.150%, 5/15/2048	1,859,581
	VMware, Inc.
1,620,000	2.300%, 8/21/2020	1,594,576
	Western Digital Corporation
540,000	4.750%, 2/15/2026[e]	502,200

	Total	32,438,252

Transportation (0.9%)
	Aircastle, Ltd.
1,785,000	4.400%, 9/25/2023	1,767,353
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,630,786
1,800,000	4.050%, 6/15/2048	1,792,890
	Delta Air Lines, Inc.
158,335	4.950%, 11/23/2020	159,015
866,658	4.250%, 7/30/2023	878,356
	United Airlines Pass Through Trust
754,700	3.750%, 9/3/2026	739,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Transportation (0.9%) - continued
	XPO Logistics, Inc.
$360,000	6.125%, 9/1/2023[d]	$365,623

	Total	7,333,252

U.S. Government & Agencies (4.2%)
	U.S. Treasury Bonds
1,600,000	2.250%, 11/15/2027	1,554,750
6,000,000	2.750%, 2/15/2028	6,063,516
4,500,000	2.875%, 5/15/2028	4,592,285
5,000,000	2.875%, 8/15/2028	5,102,539
13,900,000	2.750%, 11/15/2047	13,201,199
	U.S. Treasury Notes
3,870,000	2.125%, 12/31/2022	3,824,800

	Total	34,339,089

Utilities (7.1%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026	2,444,243
	Ameren Illinois Company
1,050,000	4.500%, 3/15/2049	1,112,424
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,422,626
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,327,696
	Berkshire Hathaway Energy Company
1,425,000	4.450%, 1/15/2049	1,440,242
	CenterPoint Energy, Inc.
2,340,000	2.500%, 9/1/2022	2,249,157
	CMS Energy Corporation
1,440,000	3.450%, 8/15/2027	1,386,337
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	680,101
	Consumers Energy Company
1,050,000	4.350%, 4/15/2049	1,119,680
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	2,012,252
2,160,000	3.150%, 8/15/2027	2,068,915
1,800,000	3.750%, 9/1/2046	1,620,345
	Exelon Corporation
900,000	3.497%, 6/1/2022	894,507
880,000	3.950%, 6/15/2025	883,127
340,000	3.400%, 4/15/2026	328,579
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,472,344
	FirstEnergy Corporation
720,000	3.900%, 7/15/2027	704,618
700,000	4.850%, 7/15/2047	709,967
	FirstEnergy Transmission, LLC
1,850,000	5.450%, 7/15/2044[d]	2,021,069
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	2,969,306
	National Rural Utilities Cooperative Finance Corporation
1,400,000	4.400%, 11/1/2048	1,445,515
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,194,038
	NextEra Energy Partners, LP
360,000	4.250%, 9/15/2024[d]	343,008
	NiSource Finance Corporation
1,080,000	4.375%, 5/15/2047	1,046,147
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,436,473

Principal Amount	Long-Term Fixed Income (93.3%)	Value
Utilities (7.1%) - continued
	Pacific Gas and Electric Company
$730,000	2.950%, 3/1/2026[e,j,k]	$582,175
1,100,000	3.300%, 12/1/2027[j,k]	880,000
1,100,000	3.950%, 12/1/2047[e,j,k]	829,125
	Pennsylvania Electric Company
300,000	5.200%, 4/1/2020	307,335
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,788,399
1,810,000	3.950%, 3/15/2024	1,824,549
	San Diego Gas and Electric Company
1,800,000	4.150%, 5/15/2048	1,720,688
	Sempra Energy
1,800,000	3.250%, 6/15/2027	1,664,406
	South Carolina Electric & Gas Company
4,300,000	5.100%, 6/1/2065	4,681,234
	Southern California Edison Company
3,150,000	4.125%, 3/1/2048	2,840,723
	Southern Company
4,370,000	3.250%, 7/1/2026	4,178,478
1,080,000	5.500%, 3/15/2057[b]	1,074,176
	TerraForm Power Operating, LLC
360,000	5.000%, 1/31/2028[d]	334,350
	Vistra Operations Company, LLC
360,000	5.500%, 9/1/2026[d]	364,950

	Total	58,403,304

	Total Long-Term Fixed Income (cost $771,130,014)	766,391,755

Shares	Registered Investment Companies (0.9%)	Value
Unaffiliated (0.9%)
67,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	7,294,960

	Total	7,294,960

	Total Registered Investment Companies (cost $7,281,540)	7,294,960

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
12,500	CoBank ACB, 6.250%[b,f]	1,281,250
46,700	Morgan Stanley, 7.125%[b,e,f]	1,298,260

	Total	2,579,510

	Total Preferred Stock (cost $2,416,144)	2,579,510

Shares	Collateral Held for Securities Loaned (1.0%)	Value
8,078,351	Thrivent Cash Management Trust	8,078,351

	Total Collateral Held for Securities Loaned (cost $8,078,351)	8,078,351

Shares or Principal Amount	Short-Term Investments (6.6%)	Value
	Federal Home Loan Bank Discount Notes
500,000	2.350%, 2/13/2019[l,m]	499,602
	Thrivent Core Short-Term Reserve Fund
5,270,465	2.720%	52,704,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.6%)	Value
	U.S. Treasury Bills
600,000	2.455%, 5/23/2019[l]	$595,620

	Total Short-Term Investments (cost $53,799,715)	53,799,870

	Total Investments (cost $860,798,133) 104.2%	$855,566,842

	Other Assets and Liabilities, Net (4.2%)	(34,288,394)

	Total Net Assets 100.0%	$821,278,448

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $144,103,144 or 17.5% of total net assets.

e	All or a portion of the security is on loan.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	All or a portion of the security is insured or guaranteed.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Defaulted security. Interest is not being accrued.
k	In bankruptcy. Interest is not being accrued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of January 31, 2019 was $1,072,934 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2019.

Security	Acquisition Date	Cost
Liberty Mutual Group, Inc., 8/1/2044	7/21/2014	$1,089,128

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of January 31, 2019:

Securities Lending Transactions

Taxable Debt Security	$6,515,271
Preferred Stock	1,000,800

Total lending	$7,516,071
Gross amount payable upon return of collateral for securities loaned	$8,078,351

Net amounts due to counterparty	$562,280

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	651,693	–	489,571	162,122
Capital Goods	1,254,491	–	1,254,491	–
Communications Services	4,270,939	–	3,666,665	604,274
Consumer Cyclical	1,992,014	–	1,992,014	–
Consumer Non-Cyclical	4,045,719	–	4,045,719	–
Energy	865,263	–	865,263	–
Financials	2,864,915	–	2,864,915	–
Technology	898,246	–	898,246	–
Utilities	579,116	–	579,116	–
Long-Term Fixed Income
Asset-Backed Securities	12,521,313	–	12,521,313	–
Basic Materials	33,488,735	–	33,488,735	–
Capital Goods	24,979,008	–	24,979,008	–
Collateralized Mortgage Obligations	2,555,821	–	2,555,821	–
Communications Services	81,301,213	–	81,301,213	–
Consumer Cyclical	42,812,551	–	42,812,551	–
Consumer Non-Cyclical	94,350,129	–	94,350,129	–
Energy	76,603,916	–	76,603,916	–
Financials	219,321,099	–	219,321,099	–
Foreign Government	9,302,793	–	9,302,793	–
Mortgage-Backed Securities	36,641,280	–	36,641,280	–
Technology	32,438,252	–	32,438,252	–
Transportation	7,333,252	–	7,333,252	–
U.S. Government & Agencies	34,339,089	–	34,339,089	–
Utilities	58,403,304	–	58,403,304	–
Registered Investment Companies
Unaffiliated	7,294,960	7,294,960	–	–
Preferred Stock
Financials	2,579,510	1,298,260	1,281,250	–
Short-Term Investments	1,095,222	–	1,095,222	–
Subtotal Investments in Securities	$794,783,843	$8,593,220	$785,424,227	$766,396

Other Investments *	Total
Affiliated Short-Term Investments	52,704,648
Collateral Held for Securities Loaned	8,078,351
Subtotal Other Investments	$60,782,999
Total Investments at Value	$855,566,842

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	781,287	781,287	–	–
Total Asset Derivatives	$781,287	$781,287	$–	$–
Liability Derivatives
Futures Contracts	525,641	525,641	–	–
Total Liability Derivatives	$525,641	$525,641	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

INCOME FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Income Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $499,602 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	104	March 2019	$14,474,213	$781,287
Total Futures Long Contracts			$14,474,213	$781,287
CBOT 5-Yr. U.S. Treasury Note	(247)	March 2019	($27,844,626)	($525,641)
Total Futures Short Contracts			($27,844,626)	($525,641)
Total Futures Contracts			($13,370,413)	$255,646

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Income Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$51,474	$49,236	$48,005	5,270	$52,705	6.4%
Total Affiliated Short-Term Investments	51,474				52,705	6.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	8,348	16,974	17,244	8,078	8,078	1.0
Total Collateral Held for Securities Loaned	8,348				8,078	1.0
Total Value	$59,822				$60,783

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$315
Total Income from Affiliated Investments				$315
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	24
Total Affiliated Income from Securities Loaned, Net				$24
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (98.1%)	Value
Communications Services (15.3%)
334,324	Activision Blizzard, Inc.	$15,793,466
56,443	Alphabet, Inc., Class Aa	63,548,609
9,344	Alphabet, Inc., Class Ca	10,431,361
54,165	Electronic Arts, Inc.[a]	4,996,180
301,983	Facebook, Inc.[a]	50,337,546
230,361	Tencent Holdings, Ltd., ADR	10,276,404

	Total	155,383,566

Consumer Discretionary (19.8%)
38,498	Amazon.com, Inc.[a]	66,167,668
13,673	Booking Holdings, Inc.[a]	25,060,011
273,068	Las Vegas Sands Corporation	15,936,248
112,047	McDonald’s Corporation	20,031,763
85,476	Netflix, Inc.[a]	29,019,102
380,676	NIKE, Inc.	31,169,751
202,557	Starbucks Corporation	13,802,234

	Total	201,186,777

Consumer Staples (3.9%)
184,427	Altria Group, Inc.	9,101,472
352,713	Monster Beverage Corporation[a]	20,189,292
136,723	Philip Morris International, Inc.	10,489,389

	Total	39,780,153

Energy (0.8%)
54,810	Pioneer Natural Resources Company	7,800,559

	Total	7,800,559

Financials (5.4%)
432,596	Bank of America Corporation	12,316,008
271,548	Charles Schwab Corporation	12,700,300
256,105	Intercontinental Exchange, Inc.	19,658,620
51,205	S&P Global, Inc.	9,813,438

	Total	54,488,366

Health Care (16.2%)
62,916	Becton, Dickinson and Company	15,695,025
135,296	BioMarin Pharmaceutical, Inc.[a]	13,282,008
86,951	Edwards Lifesciences Corporation[a]	14,818,189
47,082	Illumina, Inc.[a]	13,173,073
38,064	Intuitive Surgical, Inc.[a]	19,931,833
57,407	Thermo Fisher Scientific, Inc.	14,103,178
133,016	UnitedHealth Group, Inc.	35,940,923
93,201	Vertex Pharmaceuticals, Inc.[a]	17,793,003
229,554	Zoetis, Inc.	19,778,373

	Total	164,515,605

Industrials (6.9%)
47,609	Boeing Company	18,358,983
250,341	CSX Corporation	16,447,404
128,523	Honeywell International, Inc.	18,459,758
102,673	Norfolk Southern Corporation	17,222,369

	Total	70,488,514

Information Technology (29.8%)
233,501	Apple, Inc.	38,863,907
162,194	Autodesk, Inc.[a]	23,874,957
251,318	Cisco Systems, Inc.	11,884,828
165,334	MasterCard, Inc.	34,906,967
438,105	Microsoft Corporation	45,751,305
299,163	PayPal Holdings, Inc.[a]	26,553,708
341,514	Salesforce.com, Inc.[a]	51,899,883
330,417	Visa, Inc.	44,609,599

Shares	Common Stock (98.1%)	Value
Information Technology (29.8%) - continued
213,435	Xilinx, Inc.	$23,891,914

	Total	302,237,068

	Total Common Stock (cost $709,622,694)	995,880,608

Shares or Principal Amount	Short-Term Investments (1.9%)	Value
	Federal Home Loan Bank Discount Notes
500,000	2.350%, 2/13/2019[b]	499,602
	Thrivent Core Short-Term Reserve Fund
1,905,113	2.720%	19,051,127

	Total Short-Term Investments (cost $19,550,735)	19,550,729

	Total Investments (cost $729,173,429) 100.0%	$1,015,431,337

	Other Assets and Liabilities, Net (<0.1%)	(353,126)

	Total Net Assets 100.0%	$1,015,078,211

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	155,383,566	155,383,566	–	–
Consumer Discretionary	201,186,777	201,186,777	–	–
Consumer Staples	39,780,153	39,780,153	–	–
Energy	7,800,559	7,800,559	–	–
Financials	54,488,366	54,488,366	–	–
Health Care	164,515,605	164,515,605	–	–
Industrials	70,488,514	70,488,514	–	–
Information Technology	302,237,068	302,237,068	–	–
Short-Term Investments	499,602	–	499,602	–
Subtotal Investments in Securities	$996,380,210	$995,880,608	$499,602	$–

Other Investments *	Total
Affiliated Short-Term Investments	19,051,127
Subtotal Other Investments	$19,051,127
Total Investments at Value	$1,015,431,337

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$25,026	$12,285	$18,260	1,905	$19,051	1.9%
Total Affiliated Short-Term Investments	25,026				19,051	1.9
Total Value	$25,026				$19,051

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$119
Total Income from Affiliated Investments				$119
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.9%)	Value
Communications Services (10.0%)
191,200	Activision Blizzard, Inc.	$9,032,288
32,908	Alphabet, Inc., Class Aa	37,050,788
21,338	Alphabet, Inc., Class Ca	23,821,103
813,284	Auto Trader Group plc[b]	4,880,794
74,313	CBS Corporation	3,675,521
397,589	Comcast Corporation	14,539,830
28,988	Electronic Arts, Inc.[a]	2,673,853
160,631	Facebook, Inc.[a]	26,775,582
14,982	Ipsos SA	347,598
2,610,067	ITV plc	4,430,510
28,200	Kakaku.com, Inc.	495,074
1,391,702	KCOM Group plc	1,266,793
268,300	KDDI Corporation	6,703,377
283,085	Mediaset Espana Comunicacion SA	1,994,502
51,086	ProSiebenSat.1 Media AG	911,913
38,235	Rightmove plc	236,766
200,053	Seven West Media, Ltd.[a]	78,641
433,252	Telenor ASA	8,202,298
1,938,442	Telstra Corporation, Ltd.	4,394,891
120,720	Tencent Holdings, Ltd., ADR	5,385,319
159,500	TV Asahi Holdings Corporation	2,953,609
215,802	Verizon Communications, Inc.	11,882,058
35,934	Wolters Kluwer NV	2,234,764

	Total	173,967,872

Consumer Discretionary (13.4%)
27,116	Amazon.com, Inc.[a]	46,605,083
19,700	AOKI Holdings, Inc.	232,040
17,000	Aoyama Trading Company, Ltd.	424,789
19,264	Aptiv plc	1,524,360
22,500	Autobacs Seven Company, Ltd.	376,731
67,700	Benesse Holdings, Inc.	1,767,488
57,976	Berkeley Group Holdings plc	2,854,532
7,647	Booking Holdings, Inc.[a]	14,015,498
12,469	Bovis Homes Group plc	165,791
188,300	Bridgestone Corporation	7,247,930
287,680	Bunzl plc	9,071,141
67,659	Burberry Group plc	1,599,384
104,999	Carnival plc	5,940,720
25,000	Chiyoda Company, Ltd.	420,710
491,300	Citizen Watch Company, Ltd.	2,622,502
16,120	Compass Group plc	344,944
52,609	Countryside Properties plc[b]	211,954
73,594	D.R. Horton, Inc.	2,829,689
160,800	Denso Corporation	7,396,270
5,400	Exedy Corporation	136,171
10,586	Gildan Activewear, Inc.	358,278
98,654	Harley-Davidson, Inc.	3,636,386
70,000	Honda Motor Company, Ltd.	2,101,538
122,749	Inchcape plc	923,617
150,241	Las Vegas Sands Corporation	8,768,065
164,941	Lowe’s Companies, Inc.	15,860,727
139,814	Magna International, Inc.	7,397,559
190,216	Marks and Spencer Group plc	719,695
47,000	McDonald’s Corporation	8,402,660
121,374	Moneysupermarket.com Group plc	482,709
46,971	Netflix, Inc.[a]	15,946,654
159,300	NHK Spring Company, Ltd.	1,477,894
154,978	NIKE, Inc.	12,689,599
1,276,400	Nissan Motor Company, Ltd.	10,900,454
23,600	Onward Holdings Company, Ltd.	137,975
152,222	Peugeot SA	3,829,199
17,400	Plenus Company, Ltd.[c]	293,830
156,852	Redrow plc	1,196,164
46,600	Sangetsu Company, Ltd.	851,180
684,200	Sekisui House, Ltd.	10,225,637

Shares	Common Stock (92.9%)	Value
Consumer Discretionary (13.4%) - continued
37,200	SHIMAMURA Company, Ltd.	$3,221,364
32,349	SmartCentres Real Estate Investment Trust	819,835
109,200	Starbucks Corporation	7,440,888
224,800	Sumitomo Rubber Industries, Ltd.	3,124,762
77,190	Super Retail Group, Ltd.	409,418
9,100	Takara Standard Company, Ltd.	130,490
193,800	Toyoda Gosei Company, Ltd.	4,240,131
5,200	TS Tech Company, Ltd.	156,452
19,200	United Arrows, Ltd.	681,650
623,200	Yahoo Japan Corporation	1,684,480

	Total	233,897,017

Consumer Staples (5.7%)
61,000	Altria Group, Inc.	3,010,350
27,900	Arcs Company, Ltd.	623,264
19,041	Carlsberg AS	2,179,893
187,032	Empire Company, Ltd.	4,204,822
36,465	ForFarmers BV	354,463
8,832	Glanbia plc	168,775
323,177	Imperial Brands plc	10,727,529
592,300	Japan Tobacco, Inc.	14,994,515
46,337	Kimberly-Clark Corporation	5,161,015
222,610	Koninklijke Ahold Delhaize NV	5,864,893
5,645	L’Oreal SA	1,360,584
9,000	Ministop Company, Ltd.	161,755
194,000	Monster Beverage Corporation[a]	11,104,560
72,300	Philip Morris International, Inc.	5,546,856
54,600	Sugi Holdings Company, Ltd.	2,266,884
23,000	Sundrug Company, Ltd.	736,053
123,573	Swedish Match AB	5,536,326
3,100	TSURUHA Holdings, Inc.	286,955
159,757	Unilever NV	8,554,996
232,787	Unilever plc	12,229,211
44,658	Wal-Mart Stores, Inc.	4,279,576

	Total	99,353,275

Energy (3.3%)
157,357	Chevron Corporation	18,040,980
33,917	EQT Corporation	660,364
27,133	Equitrans Midstream Corporation[a]	564,909
5,851	Gaztransport Et Technigaz SA	494,213
299,050	Halliburton Company	9,378,208
289,117	Marathon Oil Corporation	4,565,157
104,900	Marathon Petroleum Corporation	6,950,674
29,446	Pioneer Natural Resources Company	4,190,755
17,600	Royal Dutch Shell plc, Class A	545,606
390,501	Royal Dutch Shell plc, Class B	12,124,503
5,148	Weatherford International plc[a,c]	3,338

	Total	57,518,707

Financials (12.8%)
66,546	Aareal Bank AG	2,151,867
66,000	Aflac, Inc.	3,148,200
25,528	Allianz SE	5,416,329
36,426	American International Group, Inc.	1,574,696
25,286	ASX, Ltd.	1,174,063
295,776	Banca Monte dei Paschi di Siena SPA[a,c]	419,024
1,047,187	Bank of America Corporation	29,813,414
210,639	Bankinter SA	1,644,719
282,595	Blackstone Group, LP	9,523,452
202,331	CaixaBank SA	765,214
71,269	Capital One Financial Corporation	5,743,569
148,500	Charles Schwab Corporation	6,945,345
63,960	Chubb, Ltd.	8,509,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.9%)	Value
Financials (12.8%) - continued
371,450	CI Financial Corporation	$5,000,914
338,406	Citigroup, Inc.	21,813,651
229,654	CNP Assurances	5,217,477
23,335	Comerica, Inc.	1,837,398
208,628	Direct Line Insurance Group plc	922,141
178,729	DnB ASA	3,172,303
95,521	Euronext NVb	5,884,230
197,798	Fifth Third Bancorp	5,304,942
240,790	Finecobank Banca Fineco SPA	2,618,336
737,856	FlexiGroup, Ltd.	707,112
88,560	Genworth MI Canada, Inc.[c]	3,013,446
20,241	Goldman Sachs Group, Inc.	4,007,920
24,136	Hannover Rueckversicherung SE	3,483,630
58,200	Hartford Financial Services Group, Inc.	2,730,744
408,136	Huntington Bancshares, Inc.	5,403,721
146,500	Intercontinental Exchange, Inc.	11,245,340
70,678	J.P. Morgan Chase & Company	7,315,173
4,167,558	Medibank Private, Ltd.	7,945,137
210,176	MetLife, Inc.	9,598,738
62,000	Morgan Stanley	2,622,600
37,616	National Bank of Canada	1,769,222
22,970	Paragon Banking Group plc	125,108
35,342	Pargesa Holding SA	2,789,765
19,017	Prudential Financial, Inc.	1,752,226
70,000	Raymond James Financial, Inc.	5,635,000
27,900	S&P Global, Inc.	5,347,035
25,700	Senshu Ikeda Holdings, Inc.	70,481
67,650	State Street Corporation	4,796,385
26,291	Sun Life Financial, Inc.	948,433
40,050	Topdanmark AS	1,908,157
108,600	U.S. Bancorp	5,555,976
117,000	Zions Bancorporations NA	5,568,030

	Total	222,940,541

Health Care (13.2%)
30,138	Amplifon SPA	539,934
30,500	Becton, Dickinson and Company	7,608,530
27,434	Biogen, Inc.[a]	9,156,921
73,000	BioMarin Pharmaceutical, Inc.[a]	7,166,410
10,401	Cigna Holding Company	2,078,224
172,805	CVS Health Corporation	11,327,368
41,689	Edwards Lifesciences Corporation[a]	7,104,639
5,760	Gerresheimer AG	390,072
37,300	Gilead Sciences, Inc.	2,611,373
554,783	GlaxoSmithKline plc	10,776,391
20,113	GN Store Nord AS	867,000
8,894	Illumina, Inc.[a]	2,488,452
20,443	Intuitive Surgical, Inc.[a]	10,704,773
97,206	Johnson & Johnson	12,936,174
19,200	KYORIN Holdings, Inc.	407,692
3,906	LNA Sante	212,694
57,465	Medtronic plc	5,079,331
306,992	Merck & Company, Inc.	22,849,415
184,485	Novartis AG	16,105,683
343,211	Novo Nordisk AS	16,084,956
375,750	Pfizer, Inc.	15,950,588
8,841	Recordati SPA	320,365
54,226	Roche Holding AG	14,426,054
30,813	Thermo Fisher Scientific, Inc.	7,569,830
103,505	UnitedHealth Group, Inc.	27,967,051
38,862	Vertex Pharmaceuticals, Inc.[a]	7,419,144
122,645	Zoetis, Inc.	10,567,093

	Total	230,716,157

Shares	Common Stock (92.9%)	Value
Industrials (10.7%)
155,439	ACS Actividades de Construccion y Servicios, SAa	$6,432,698
48,400	AGC, Inc.	1,640,290
257,021	Atlas Copco AB, Class A	6,705,512
228,956	Atlas Copco AB, Class B	5,478,747
63,335	Boeing Company	24,423,243
27,052	CIA De Distribucion Integral	698,558
250,136	CSX Corporation	16,433,935
249,799	Delta Air Lines, Inc.	12,347,565
18,539	Ferguson plc	1,241,427
5,900	Glory, Ltd.	146,578
338,127	GWA Group, Ltd.	687,588
65,000	Hino Motors, Ltd.	652,601
35,900	Hitachi Zosen Corporation	119,435
5,570	Hochtief AG	833,088
129,012	Honeywell International, Inc.	18,529,994
42,800	Inaba Denki Sangyo Company, Ltd.	1,671,167
33,515	Ingersoll-Rand plc	3,352,841
57,535	Koninklijke Philips NV	2,268,317
154,479	Meggitt plc	1,046,248
32,500	Mitsuboshi Belting, Ltd.	620,972
36,800	Mitsui & Company, Ltd.	601,235
27,878	Monadelphous Group, Ltd.	299,543
4,000	Nachi-Fujikoshi Corporation	160,501
131,393	National Express Group plc	679,343
108,600	Nitto Kogyo Corporation	1,962,520
56,084	Nobina ABb	384,648
135,705	Norfolk Southern Corporation	22,763,157
40,052	Northgate plc	194,263
288,297	PageGroup plc	1,671,736
371,470	RELX plc	8,227,863
44,755	RELX plc	989,108
9,760	Rockwool International AS	2,617,788
173,462	Sandvik AB	2,771,895
29,806	Schindler Holding AG, Participation Certificate	6,340,333
35,093	Schneider Electric SE	2,495,866
248,334	SKF AB	4,182,992
2,821	Societe BIC SA	282,525
17,360	Spirax-Sarco Engineering plc	1,459,982
580,800	Sumitomo Electric Industries, Ltd.	8,275,444
15,900	Taikisha, Ltd.	422,815
43,400	Toppan Forms Company, Ltd.	363,911
67,734	Transcontinental, Inc.	1,078,940
34,000	Tsubakimoto Chain Company	1,259,088
61,297	United Parcel Service, Inc.	6,460,704
42,932	United Technologies Corporation	5,068,981
20,200	Yuasa Trading Company, Ltd.	591,598

	Total	186,937,583

Information Technology (16.7%)
92,345	Amadeus IT Holding SA	6,715,167
220,440	Apple, Inc.	36,690,034
87,520	Autodesk, Inc.[a]	12,882,944
329,800	Canon, Inc.	9,485,120
78,074	Capgemini SA	8,622,104
181,131	CGI Group, Inc.[a]	11,975,227
750,593	Cisco Systems, Inc.	35,495,543
211,493	Computershare, Ltd.	2,739,805
13,661	Dialog Semiconductor plc[a]	399,399
334,530	Halma plc	6,152,638
5,198	Kulicke and Soffa Industries, Inc.	117,111
67,353	MasterCard, Inc.	14,220,239
461,808	Microsoft Corporation	48,226,609
56,500	NEC Networks & System Integration Corporation	1,247,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.9%)	Value
Information Technology (16.7%) - continued
165,722	Oracle Corporation	$8,324,216
78,400	Otsuka Corporation	2,537,656
157,021	PayPal Holdings, Inc.[a]	13,937,184
21,600	Ryoyo Electro Corporation	295,325
181,042	Salesforce.com, Inc.[a]	27,512,953
316,600	Shinko Electric Industries Company, Ltd.	2,182,987
4,134	Siltronic AG	410,709
37,053	Texas Instruments, Inc.	3,730,496
11,100	Tokyo Seimitsu Company, Ltd.	325,069
178,092	Visa, Inc.	24,044,201
118,130	Xilinx, Inc.	13,223,472

	Total	291,494,171

Materials (4.9%)
81,227	Alcoa Corporation[a]	2,410,817
432,211	BHP Group plc	9,656,743
251,572	BHP Group, Ltd.	6,423,344
54,257	CF Industries Holdings, Inc.	2,368,318
3,300	Daido Steel Company, Ltd.	137,947
118,910	Eastman Chemical Company	9,586,524
93,153	Evonik Industries AG	2,547,595
8,535	Fuchs Petrolub SE	400,377
110,548	Granges AB	1,063,224
79,349	Hexpol AB	702,367
34,100	Hitachi Chemical Company, Ltd.	562,468
27,800	Hokuetsu Corporation	150,818
164,300	JSR Corporation	2,656,472
12,255	Koninklijke DSM NV	1,146,038
142,100	Kuraray Company, Ltd.	2,185,304
108,200	Kyoei Steel, Ltd.[c]	1,766,582
18,400	Lintec Corporation	407,456
90,458	Methanex Corporation	4,936,293
285,400	Mitsubishi Gas Chemical Company, Inc.	4,514,069
169,737	Mondi plc	4,104,758
116,000	Nippon Kayaku Company, Ltd.	1,460,627
81,100	Nippon Light Metal Holdings Company, Ltd.	179,961
374,000	Nippon Steel & Sumitomo Metal Corporation	6,925,852
301,651	Sandfire Resources NL	1,538,837
6,000	Sanyo Special Steel Company, Ltd.	130,018
158,705	SSAB AB, Class A	629,122
16,100	Taiyo Holdings Company, Ltd.	490,187
75,000	Toagosei Company, Ltd.	873,580
11,800	Ube Industries, Ltd.	266,832
298,130	UPM-Kymmene Oyj	8,658,199
184,561	WestRock Company	7,513,478

	Total	86,394,207

Real Estate (1.3%)
15,278	Castellum AB	289,641
65,200	Daito Trust Construction Company, Ltd.	9,055,772
14,019	Deutsche EuroShop AG	436,264
23,922	Granite REIT	1,084,542
632,000	Hysan Development Company, Ltd.	3,288,837
2,206,072	Mirvac Group	3,868,058
67,304	Quebecor, Inc.	1,584,316
198,000	Road King Infrastructure, Ltd.	360,125
161,649	Scentre Group	468,180
32,000	Swire Pacific, Ltd.	378,983
756,487	Vicinity Centres	1,440,246
15,717	Wereldhave NVc	503,650

Shares	Common Stock (92.9%)	Value
Real Estate (1.3%) - continued
458,600	Wing Tai Holdings, Ltd.	$699,970

	Total	23,458,584

Utilities (0.9%)
98,097	AGL Energy, Ltd.	1,532,733
293,264	Enagas SA	8,548,026
104,739	Exelon Corporation	5,002,335

	Total	15,083,094

	Total Common Stock (cost $1,307,603,901)	1,621,761,208

Shares	Collateral Held for Securities Loaned (0.2%)	Value
3,409,364	Thrivent Cash Management Trust	3,409,364

	Total Collateral Held for Securities Loaned (cost $3,409,364)	3,409,364

Shares or Principal Amount	Short-Term Investments (7.0%)	Value
	Federal Home Loan Bank Discount Notes
6,500,000	2.350%, 2/13/2019[d,e]	6,494,820
6,000,000	2.395%, 3/14/2019[d]	5,983,602
8,800,000	2.380%, 4/3/2019[d]	8,764,210
	Thrivent Core Short-Term Reserve Fund
10,070,365	2.720%	100,703,648

	Total Short-Term Investments (cost $121,946,702)	121,946,280

	Total Investments (cost $1,432,959,967) 100.1%	$1,747,116,852

	Other Assets and Liabilities, Net (0.1%)	(1,200,456)

	Total Net Assets 100.0%	$1,745,916,396

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $11,361,626 or 0.7% of total net assets.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$3,193,684

Total lending	$3,193,684
Gross amount payable upon return of collateral for securities loaned	$3,409,364

Net amounts due to counterparty	$215,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	173,967,872	134,836,342	39,131,530	–
Consumer Discretionary	233,897,017	145,117,168	88,779,849	–
Consumer Staples	99,353,275	29,102,357	70,250,918	–
Energy	57,518,707	44,354,385	13,164,322	–
Financials	222,940,541	165,793,433	57,147,108	–
Health Care	230,716,157	170,585,316	60,130,841	–
Industrials	186,937,583	109,380,420	77,557,163	–
Information Technology	291,494,171	238,405,002	53,089,169	–
Materials	86,394,207	26,815,430	59,578,777	–
Real Estate	23,458,584	–	23,458,584	–
Utilities	15,083,094	5,002,335	10,080,759	–
Short-Term Investments	21,242,632	–	21,242,632	–
Subtotal Investments in Securities	$1,643,003,840	$1,069,392,188	$573,611,652	$–

Other Investments *	Total
Affiliated Short-Term Investments	100,703,648
Collateral Held for Securities Loaned	3,409,364
Subtotal Other Investments	$104,113,012
Total Investments at Value	$1,747,116,852

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	13,973,188	13,973,188	–	–
Total Asset Derivatives	$13,973,188	$13,973,188	$–	$–
Liability Derivatives
Futures Contracts	2,389,188	2,389,188	–	–
Total Liability Derivatives	$2,389,188	$2,389,188	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Large Cap Stock Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $6,494,820 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE mini MSCI EAFE Index	1,137	March 2019	$99,260,334	$4,667,151
ICE US mini MSCI Emerging Markets Index	2,108	March 2019	102,902,803	9,306,037
Total Futures Long Contracts			$202,163,137	$13,973,188
CME E-mini S&P 500 Index	(862)	March 2019	($114,174,762)	($2,389,188)
Total Futures Short Contracts			($114,174,762)	($2,389,188)
Total Futures Contracts			$87,988,375	$11,584,000

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$89,184	$91,815	$80,295	10,070	$100,704	5.8%
Total Affiliated Short-Term Investments	89,184				100,704	5.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	22,092	26,620	45,303	3,409	3,409	0.2
Total Collateral Held for Securities Loaned	22,092				3,409	0.2
Total Value	$111,276				$104,113

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	–	$578
Total Income from Affiliated Investments				$578
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	31
Total Affiliated Income from Securities Loaned, Net				$31
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (96.1%)	Value
Communications Services (8.4%)
12,640	Alphabet, Inc.[a]	$14,110,917
135,839	CBS Corporation	6,718,597
681,860	Comcast Corporation	24,935,620
741,889	Verizon Communications, Inc.	40,848,408

	Total	86,613,542

Consumer Discretionary (5.5%)
112,879	Aptiv plc	8,932,115
143,810	D.R. Horton, Inc.	5,529,495
237,263	Harley-Davidson, Inc.	8,745,514
346,321	Lowe’s Companies, Inc.	33,302,227

	Total	56,509,351

Consumer Staples (2.9%)
56,540	Kimberly-Clark Corporation	6,297,425
247,403	Wal-Mart Stores, Inc.	23,708,630

	Total	30,006,055

Energy (9.6%)
179,250	Anadarko Petroleum Corporation	8,483,902
174,320	BP plc ADR	7,168,038
302,434	Chevron Corporation	34,674,058
89,892	EQT Corporation	1,750,197
304,380	Halliburton Company	9,545,357
937,701	Marathon Oil Corporation	14,806,299
202,530	Marathon Petroleum Corporation	13,419,638
64,510	Pioneer Natural Resources Company	9,181,063
3,707	Weatherford International plc[a,b]	2,404

	Total	99,030,956

Financials (25.2%)
247,170	Aflac, Inc.	11,790,009
134,050	American International Group, Inc.	5,794,981
1,734,506	Bank of America Corporation	49,381,386
319,350	Blackstone Group, LP	10,762,095
206,172	Capital One Financial Corporation	16,615,401
73,697	Chubb, Ltd.	9,805,386
635,210	Citigroup, Inc.	40,945,637
88,250	Comerica, Inc.	6,948,805
625,483	Fifth Third Bancorp	16,775,454
23,990	Goldman Sachs Group, Inc.	4,750,260
113,570	Hartford Financial Services Group, Inc.	5,328,704
512,180	Huntington Bancshares, Inc.	6,781,263
136,820	J.P. Morgan Chase & Company	14,160,870
215,080	MetLife, Inc.	9,822,704
181,340	Morgan Stanley	7,670,682
70,000	Prudential Financial, Inc.	6,449,800
139,270	Raymond James Financial, Inc.	11,211,235
63,410	State Street Corporation	4,495,769
209,610	U.S. Bancorp	10,723,648
215,600	Zions Bancorporations NA	10,260,404

	Total	260,474,493

Health Care (16.6%)
58,210	Biogen, Inc.[a]	19,429,334
31,446	Cigna Holding Company	6,283,225
335,121	CVS Health Corporation	21,967,182
194,460	Gilead Sciences, Inc.	13,614,145
202,630	Johnson & Johnson	26,966,000
211,483	Medtronic plc	18,692,982
473,610	Merck & Company, Inc.	35,250,792
338,120	Pfizer, Inc.	14,353,194
56,693	UnitedHealth Group, Inc.	15,318,449

	Total	171,875,303

Shares	Common Stock (96.1%)	Value

Industrials (10.8%)
38,180	Boeing Company	$14,722,972
133,140	CSX Corporation	8,747,298
294,620	Delta Air Lines, Inc.	14,563,067
116,863	Honeywell International, Inc.	16,785,033
141,410	Ingersoll-Rand plc	14,146,656
64,040	Norfolk Southern Corporation	10,742,070
82,641	United Parcel Service, Inc.	8,710,361
201,820	United Technologies Corporation	23,828,887

	Total	112,246,344

Information Technology (12.9%)
62,190	Apple, Inc.	10,350,903
1,190,040	Cisco Systems, Inc.	56,276,992
360,751	Microsoft Corporation	37,673,227
257,840	Oracle Corporation	12,951,303
164,620	Texas Instruments, Inc.	16,573,942

	Total	133,826,367

Materials (3.3%)
181,530	Alcoa Corporation[a]	5,387,810
199,710	CF Industries Holdings, Inc.	8,717,342
166,666	Eastman Chemical Company	13,436,613
153,870	WestRock Company	6,264,048

	Total	33,805,813

Utilities (0.9%)
195,880	Exelon Corporation	9,355,229

	Total	9,355,229

	Total Common Stock (cost $724,753,964)	993,743,453

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
421,800	Thrivent Cash Management Trust	421,800

	Total Collateral Held for Securities Loaned (cost $421,800)	421,800

Shares	Short-Term Investments (3.8%)	Value
	Thrivent Core Short-Term Reserve Fund
3,900,243	2.720%	39,002,433

	Total Short-Term Investments (cost $39,002,433)	39,002,433

	Total Investments (cost $764,178,197) 99.9%	$1,033,167,686

	Other Assets and Liabilities, Net 0.1%	994,020

	Total Net Assets 100.0%	$1,034,161,706

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$273,495

Total lending	$273,495
Gross amount payable upon return of collateral for securities loaned	$421,800

Net amounts due to counterparty	$148,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	86,613,542	86,613,542	–	–
Consumer Discretionary	56,509,351	56,509,351	–	–
Consumer Staples	30,006,055	30,006,055	–	–
Energy	99,030,956	99,030,956	–	–
Financials	260,474,493	260,474,493	–	–
Health Care	171,875,303	171,875,303	–	–
Industrials	112,246,344	112,246,344	–	–
Information Technology	133,826,367	133,826,367	–	–
Materials	33,805,813	33,805,813	–	–
Utilities	9,355,229	9,355,229	–	–
Subtotal Investments in Securities	$993,743,453	$993,743,453	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	39,002,433
Collateral Held for Securities Loaned	421,800
Subtotal Other Investments	$39,424,233
Total Investments at Value	$1,033,167,686

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$28,875	$36,140	$26,013	3,900	$39,002	3.8%
Total Affiliated Short-Term Investments	28,875				39,002	3.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	1,804	3,179	4,561	422	422	<0.1
Total Collateral Held for Securities Loaned	1,804				422	<0.1
Total Value	$30,679				$39,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$214
Total Income from Affiliated Investments				$214
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (0.4%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$54,312	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$54,177
	Contura Energy, Inc., Term Loan
100,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	99,250
	MRC Global (US), Inc., Term Loan
59,549	5.499%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	58,953

	Total	212,380

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
99,530	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	98,333
	GFL Environmental, Inc., Term Loan
99,750	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	96,092

	Total	194,425

Communications Services (0.1%)
	Frontier Communications Corporation, Term Loan
98,500	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	94,006
	Intelsat Jackson Holdings SA, Term Loan
70,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	69,313
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
150,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	146,187
	TNS, Inc., Term Loan
78,237	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	76,737
	Univision Communications, Inc., Term Loan
857,011	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	796,489
	WideOpenWest Finance, LLC, Term Loan
74,063	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	70,624

	Total	1,253,356

Consumer Cyclical (0.1%)
	Cengage Learning, Inc., Term Loan
341,240	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	288,253
	Golden Entertainment, Inc., Term Loan
138,600	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	135,915

	Total	424,168

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
173,250	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	162,566
44,550	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	41,766

Principal Amount	Bank Loans (0.4%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Bausch Health Companies, Inc., Term Loan
$123,345	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	$121,916
	Endo International plc, Term Loan
118,794	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	117,507
	JBS USA LUX SA, Term Loan
225,975	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	223,469
	McGraw-Hill Global Education Holdings, LLC, Term Loan
162,077	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	147,085
	MPH Acquisition Holdings, LLC, Term Loan
88,784	5.553%, (LIBOR 3M + 2.750%), 6/7/2023[b]	85,815
	Plantronics, Inc., Term Loan
62,289	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	60,471
	Revlon Consumer Products Corporation, Term Loan
63,857	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	45,143

	Total	1,005,738

Energy (<0.1%)
	Radiate Holdco, LLC, Term Loan
222,733	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	215,995

	Total	215,995

Financials (0.1%)
	GGP Nimbus LP, Term Loan
94,762	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	90,481
	Harland Clarke Holdings Corporation, Term Loan
112,178	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	104,045
	Sable International Finance, Ltd., Term Loan
220,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	216,975

	Total	411,501

Technology (<0.1%)
	First Data Corporation, Term Loan
220,000	4.519%, (LIBOR 1M + 2.000%), 4/26/2024[b]	219,107
	Rackspace Hosting, Inc., Term Loan
123,199	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	114,057

	Total	333,164

	Total Bank Loans (cost $4,245,842)	4,050,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (24.4%)
	Ares XXXVII CLO, Ltd.
$4,000,000	3.957%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Rb,d	$3,982,492
	ARI Fleet Lease Trust
1,845,033	1.910%, 4/15/2026, Ser. 2017-A, Class A2[d]	1,834,912
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[d]	2,255,934
	Assurant CLO III, Ltd.
4,700,000	3.991%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,d	4,659,044
	Bank of the West Auto Trust
2,000,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[d]	1,972,899
	Barclays Dryrock Issuance Trust
2,750,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,734,087
	BCC Funding XIV, LLC
2,788,978	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[d]	2,782,325
	Betony CLO, Ltd.
2,750,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,d]	2,716,904
	BlueMountain CLO, Ltd.
3,000,000	3.695%, (LIBOR 3M + 1.050%), 11/20/2028, Ser. 2012-2A, Class AR2[b,d]	2,992,836
	Brazos Higher Education Authority, Inc.
1,531,394	3.477%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	1,535,194
	Business Jet Securities, LLC
1,579,671	4.335%, 2/15/2033, Ser. 2018-1, Class Ad	1,587,721
	CBAM 2019-9, Ltd.
5,000,000	4.084%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,c,d,e	5,000,000
	CCG Receivables Trust
3,134,008	2.500%, 6/16/2025, Ser. 2018-1, Class A2[d]	3,117,864
	Cedar Funding VI CLO, Ltd.
6,000,000	3.851%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARb,d	5,970,660
	Chesapeake Funding II, LLC
956,499	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	952,340
	Commonbond Student Loan Trust
246,757	3.200%, 6/25/2032, Ser. 2015-A, Class Ad	246,670
1,201,917	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[d]	1,166,119
3,693,874	3.010%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,d]	3,632,267
	Conn Funding II, LP
1,208,609	3.250%, 1/15/2023, Ser. 2018-A, Class Ad	1,209,412

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (24.4%) - continued
	CoreVest American Finance Trust
$2,563,934	3.804%, 6/15/2051, Ser. 2018-1, Class Ad	$2,574,091
	CPS Auto Receivables Trust
2,086,808	2.160%, 5/17/2021, Ser. 2018-A, Class Ad	2,081,540
	Credit Acceptance Auto Loan Trust
2,800,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Ad	2,809,296
	Deephaven Residential Mortgage Trust
3,402,098	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,d]	3,429,539
	DRB Prime Student Loan Trust
1,033,278	4.410%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,d]	1,050,945
74,625	1.750%, 5/27/2042, Ser. 2017-A, Class A2Ad	74,540
	Earnest Student Loan Program, LLC
1,910,092	2.650%, 1/25/2041, Ser. 2017-A, Class A2[d]	1,889,501
	Edlinc Student Loan Funding Trust
469,487	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,d	473,954
	Fifth Third Auto Trust
1,375,000	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,361,497
	Finance of America Structured Securities Trust
2,920,080	3.375%, 9/25/2028, Ser. 2018-HB1, Class Ab,c,d	2,906,647
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ad	2,868,969
	FRS, LLC
159,621	1.800%, 4/15/2043, Ser. 2013-1A, Class A1[d]	159,245
	Garrison BSL CLO, Ltd.
6,000,000	3.743%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[b,d]	5,909,046
	GM Financial Consumer Automobile Receivables Trust
3,159,883	2.080%, 1/19/2021, Ser. 2018-1, Class A2A	3,149,366
	GoldenTree Loan Opportunities, Ltd.
3,000,000	4.052%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2[b,d]	2,976,300
	Golub Capital Partners, Ltd.
6,000,000	3.610%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,d]	5,974,368
	GreatAmerica Leasing Receivables Funding, LLC
2,246,760	2.060%, 6/22/2020, Ser. 2017-1, Class A3[d]	2,238,137
	Home Partners of America Trust
2,709,279	3.325%, (LIBOR 1M + 0.817%), 7/17/2034, Ser. 2017-1, Class Ab,d	2,689,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (24.4%) - continued
	Invitation Homes Trust
$4,493,299	3.608%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Ab,d	$4,511,906
	Legacy Mortgage Asset Trust
4,000,000	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[c,d]	3,980,800
	Lendmark Funding Trust
1,200,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ad	1,188,697
	Magnetite CLO, Ltd.
4,500,000	3.696%, (LIBOR 3M + 1.080%), 11/15/2028, Ser. 2016-18A, Class ARb,d	4,482,545
	Marlette Funding Trust
169,690	2.827%, 3/15/2024, Ser. 2017-1A, Class Ad	169,633
2,485,452	2.610%, 3/15/2028, Ser. 2018-1A, Class Ad	2,480,232
2,095,348	3.060%, 7/17/2028, Ser. 2018-2A, Class Ad	2,091,797
4,381,009	3.200%, 9/15/2028, Ser. 2018-3A, Class Ad	4,379,410
	Mercedes-Benz Auto Lease Trust
2,697,277	2.200%, 4/15/2020, Ser. 2018-A, Class A2	2,691,615
	MMAF Equipment Finance, LLC
73,203	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[d]	73,156
	National Collegiate Trust
1,837,493	2.805%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,d	1,800,969
	Nationstar HECM Loan Trust
1,184,142	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,d]	1,180,442
	Navient Student Loan Trust
2,700,000	3.110%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,d]	2,703,260
4,566,761	3.260%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[b,d]	4,584,370
	NCUA Guaranteed Notes
785,616	2.866%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	786,148
	Neuberger Berman CLO, Ltd.
2,800,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,d	2,787,982
	NextGear Floorplan Master Owner Trust
3,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[d]	2,975,786
	Northstar Education Finance, Inc.
1,026,890	3.210%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,d	1,026,381
	NRZ Excess Spread-Collateralized Notes Series
1,949,642	3.193%, 1/25/2023, Ser. 2018-PLS1, Class Ad	1,939,135

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (24.4%) - continued
	Octagon Investment Partners XX, Ltd.
$2,808,609	3.748%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class ARb,d	$2,808,578
	OZLM VIII, Ltd.
3,300,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,d	3,297,221
	PFS Financing Corporation
3,300,000	2.909%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,d	3,296,187
	Pretium Mortgage Credit Partners, LLC
3,179,067	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[d,f]	3,184,738
2,783,997	4.125%, 8/25/2033, Ser. 2018-NPL3, Class A1[d,f]	2,765,518
	Progress Residential Trust
2,990,393	2.768%, 8/17/2034, Ser. 2017-SFR1, Class Ad	2,909,803
	Prosper Marketplace Issuance Trust
1,401,719	3.110%, 6/17/2024, Ser. 2018-1A, Class Ad	1,401,268
3,968,823	3.350%, 10/15/2024, Ser. 2018-2A, Class Ad	3,963,646
	Race Point IX CLO, Ltd.
1,325,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,d	1,324,361
	RCO Mortgage, LLC
5,340,788	4.458%, 10/25/2023, Ser. 2018-2, Class A1[d,f]	5,378,766
	Santander Retail Auto Lease Trust
3,450,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[d]	3,425,579
	Securitized Term Auto Receivables Trust
2,512,901	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[d]	2,501,949
	SLM Student Loan Trust
3,575,409	2.910%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,489,334
930,610	3.030%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	932,399
	SoFi Consumer Loan Program Trust
1,954,742	2.930%, 4/26/2027, Ser. 2018-2, Class A1[d]	1,949,901
	SoFi Consumer Loan Program, LLC
1,214,089	2.770%, 5/25/2026, Ser. 2017-3, Class Ad	1,205,325
	SoFi Professional Loan Program, LLC
646,593	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	639,572
586,311	2.510%, 8/25/2033, Ser. 2015-C, Class A2[d]	577,770
556,334	3.360%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,d]	558,802
841,766	1.550%, 3/26/2040, Ser. 2017-A, Class A2Ad	835,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (24.4%) - continued
	Sound Point CLO XX, Ltd.
$3,000,000	3.865%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Ab,d	$2,960,049
	Springleaf Funding Trust
3,000,174	2.900%, 11/15/2029, Ser. 2016-AA, Class Ad	2,986,855
	Synchrony Credit Card Master Note Trust
2,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	2,533,453
	Upstart Securitization Trust
396,351	3.015%, 8/20/2025, Ser. 2018-1, Class Ad	396,093
3,501,058	3.330%, 12/22/2025, Ser. 2018-2, Class Ad	3,497,090
	Vericrest Opportunity Loan Transferee
2,461,752	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Ad,f	2,463,287
	Vericrest Opportunity Loan Trust
5,000,000	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Ad,f	4,990,772
	Verizon Owner Trust
4,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Ad	4,454,517
	Volvo Financial Equipment Master Owner Trust
2,500,000	3.009%, (LIBOR 1M + 0.500%), 11/15/2022, Ser. 2017-A, Class Ab,d	2,505,220
	Voya CLO 3, Ltd.
2,276,795	3.491%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1Rb,d	2,264,038
	Wheels SPV 2, LLC
216,060	1.590%, 5/20/2025, Ser. 2016-1A, Class A2[d]	215,607
620,131	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[d]	615,763
	World Financial Network Credit Card Master Trust
3,900,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	3,880,113

	Total	221,010,253

Basic Materials (0.7%)
	DowDuPont, Inc.
2,000,000	4.205%, 11/15/2023	2,071,170
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[d]	1,989,308
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[d]	1,451,115
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,030,000

	Total	6,541,593

Capital Goods (0.8%)
	Lockheed Martin Corporation
1,250,000	2.500%, 11/23/2020	1,246,443
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,964,524
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	492,562
1,250,000	3.650%, 9/15/2023	1,253,023

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Capital Goods (0.8%) - continued
	Siemens Financieringsmaatschappij NV
$2,000,000	3.398%, (LIBOR 3M + 0.610%), 3/16/2022[b,d,g]	$2,002,300

	Total	6,958,852

Collateralized Mortgage Obligations (9.8%)
	Angel Oak Mortgage Trust I, LLC
2,323,663	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,d]	2,314,902
4,194,053	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,d]	4,193,905
	Arroyo Mortgage Trust
3,116,779	3.763%, 4/25/2048, Ser. 2018-1, Class A1[b,d]	3,114,567
	Bayview Opportunity Master Fund IVa Trust
2,709,179	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab,d	2,686,432
	Bayview Opportunity Master Fund Trust
1,994,882	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,d	1,978,919
	Bear Stearns Adjustable Rate Mortgage Trust
178,984	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	180,549
	Bellemeade Re, Ltd.
4,000,000	3.460%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,d	3,997,361
	Cascade Funding Mortgage Trust
3,015,315	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,c,d	3,040,162
	Civic Mortgage, LLC
1,940,105	3.892%, 6/25/2022, Ser. 2018-1, Class A1[d]	1,936,663
4,594,046	4.349%, 11/25/2022, Ser. 2018-2, Class A1[d,f]	4,595,266
	COLT Mortgage Loan Trust
1,103,749	2.614%, 5/27/2047, Ser. 2017-1, Class A1[b,d]	1,097,373
1,485,865	2.930%, 2/25/2048, Ser. 2018-1, Class A1[b,d]	1,470,862
	Countrywide Alternative Loan Trust
217,046	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	209,714
177,198	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	160,683
256,630	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	241,767
	Countrywide Home Loans, Inc.
365,926	3.837%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	313,902
	Ellington Financial Mortgage Trust
3,725,277	3.260%, (LIBOR 1M + 0.750%), 10/25/2058, Ser. 2018-1, Class AFLA[b,d]	3,721,927
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
417,366	2.250%, 6/25/2025, Ser. 2010-58, Class PT	414,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Collateralized Mortgage Obligations (9.8%) - continued
	GMAC Mortgage Corporation Loan Trust
$55,706	3.010%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,h]	$61,095
186,374	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	194,660
	GS Mortgage-Backed Securities Trust
4,919,593	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ad	4,946,617
	GSAA Home Equity Trust
920,881	4.520%, 8/25/2034, Ser. 2004-10, Class M2[f]	913,138
	Homeward Opportunities Fund Trust
3,004,959	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,d]	3,009,810
	J.P. Morgan Alternative Loan Trust
609,140	4.144%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	563,622
	J.P. Morgan Mortgage Trust
315,579	4.522%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	284,177
191,688	4.214%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	165,790
	Master Asset Securitization Trust
571,116	3.010%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	258,377
	Mill City Mortgage Loan Trust
3,406,182	3.500%, 5/25/2058, Ser. 2018-2, Class A1[b,d]	3,380,224
	Mortgage Equity Conversion Asset Trust
1,441,876	3.080%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class Ab,c,d	1,349,307
1,392,612	3.070%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class Ab,c,d	1,297,636
	NCUA Guaranteed Notes
971,077	2.971%, (LIBOR 1M + 0.450%), 10/7/2020, Ser. 2010-R1, Class 1Ab,h	972,236
	Preston Ridge Partners Mortgage, LLC
1,250,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,d,e]	1,248,125
	Radnor RE, Ltd.
3,300,000	3.910%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,d]	3,293,357
	RCO Mortgage, LLC
3,970,809	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,d]	3,985,133
	Renaissance Home Equity Loan Trust
1,290,445	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[f]	849,872
687,484	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[f]	357,526
	Residential Accredit Loans, Inc. Trust
2,350,145	3.060%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,829,376

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Collateralized Mortgage Obligations (9.8%) - continued
	Residential Asset Securitization Trust
$300,189	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	$208,275
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,986,249
	Stanwich Mortgage Loan Trust
2,334,923	4.500%, 10/18/2023, Ser. 2018-NPB2, Class A1[d]	2,341,045
	Starwood Mortgage Residential Trust
3,952,229	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,d]	3,988,865
	Structured Asset Securities Corporation Trust
602,066	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	598,234
	Toorak Mortgage Corporation 2018- 1, Ltd.
2,500,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[d,f]	2,480,270
	Towd Point Mortgage Trust
4,739,819	3.250%, 7/25/2058, Ser. 2018-5, Class A1Ab,d	4,674,919
	Vericrest Opportunity Loan Transferee
2,346,126	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Ad,f	2,344,127
	Vericrest Opportunity Loan Trust LXV, LLC
1,626,235	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[d,f]	1,611,230
	Wachovia Asset Securitization, Inc.
309,694	2.650%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,d,h	287,160
	Wachovia Mortgage Loan Trust, LLC
162,307	4.699%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	158,609
	WaMu Mortgage Pass Through Certificates
1,552,179	3.132%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,447,371
1,075,863	2.992%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,010,115
	Wells Fargo Mortgage Backed Securities Trust
597,354	5.500%, 8/25/2035, Ser. 2005-6, Class A12	604,953
498,073	4.772%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	506,224

	Total	88,877,448

Commercial Mortgage-Backed Securities (2.4%)
	Cold Storage Trust
4,850,000	3.509%, (LIBOR 1M + 1.000%), 4/15/2036, Ser. 2017-ICE3, Class Ab,d	4,830,122
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
6,000,000	2.943%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,h	5,999,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Commercial Mortgage-Backed Securities (2.4%) - continued
	Federal National Mortgage Association - ACES
$2,587,345	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	$2,617,667
	Wells Fargo Commercial Mortgage Trust
5,107,655	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	5,099,633
2,925,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	2,913,923

	Total	21,461,339

Communications Services (2.3%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,804,288
	AT&T, Inc.
2,000,000	3.200%, 3/1/2022	1,999,050
2,000,000	3.504%, (LIBOR 3M + 0.890%), 2/15/2023[b]	1,967,161
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,002,582
1,000,000	4.500%, 2/1/2024	1,018,788
	Comcast Corporation
1,750,000	3.417%, (LIBOR 3M + 0.630%), 4/15/2024[b]	1,725,343
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[d]	1,455,975
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	250,108
1,000,000	2.250%, 9/1/2021	971,664
1,000,000	3.200%, 9/1/2024	958,313
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,938,043
	Fox Corporation
1,000,000	3.666%, 1/25/2022[d]	1,011,136
	Omnicom Group, Inc.
1,250,000	3.625%, 5/1/2022	1,253,908
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[d]	1,123,747
	Vodafone Group plc
2,000,000	3.769%, (LIBOR 3M + 0.990%), 1/16/2024[b]	1,977,590

	Total	20,457,696

Consumer Cyclical (2.3%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	486,460
	BMW U.S. Capital, LLC
1,450,000	1.500%, 4/11/2019[d]	1,446,703
1,500,000	3.207%, (LIBOR 3M + 0.410%), 4/12/2021[b,d]	1,492,003
	Daimler Finance North America, LLC
2,000,000	3.112%, (LIBOR 3M + 0.530%), 5/5/2020[b,d]	1,994,172
1,000,000	3.422%, (LIBOR 3M + 0.840%), 5/4/2023[b,d]	988,643
	Ford Motor Credit Company, LLC
1,000,000	4.083%, (LIBOR 3M + 1.270%), 3/28/2022[b]	953,338
1,000,000	3.851%, (LIBOR 3M + 1.235%), 2/15/2023[b]	924,231

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Consumer Cyclical (2.3%) - continued
	General Motors Financial Company, Inc.
$1,700,000	3.727%, (LIBOR 3M + 0.930%), 4/13/2020[b]	$1,693,658
3,500,000	4.113%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,418,789
	Home Depot, Inc.
1,600,000	4.400%, 4/1/2021	1,655,900
	Hyundai Capital Services, Inc.
2,000,000	3.000%, 3/6/2022[d]	1,957,734
1,500,000	3.000%, 8/29/2022[d]	1,457,940
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	222,838
	Volkswagen Group of America Finance, LLC
2,000,000	4.250%, 11/13/2023[d]	2,023,080

	Total	20,715,489

Consumer Non-Cyclical (4.7%)
	Anheuser-Busch InBev Finance, Inc.
2,000,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	2,009,556
1,335,000	3.300%, 2/1/2023	1,332,038
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	3.537%, (LIBOR 3M + 0.740%), 1/12/2024[b]	974,934
	BAT Capital Corporation
2,000,000	3.496%, (LIBOR 3M + 0.880%), 8/15/2022[b]	1,964,944
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[d]	993,067
2,000,000	3.798%, (LIBOR 3M + 1.010%), 12/15/2023[b,d]	1,953,728
	Becton, Dickinson and Company
1,000,000	3.678%, (LIBOR 3M + 0.875%), 12/29/2020[b]	996,897
1,950,000	3.125%, 11/8/2021	1,930,862
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,710,367
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[d]	1,002,390
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,149,264
	Cigna Corporation
500,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,d]	493,545
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[d]	1,943,701
	Conagra Brands, Inc.
1,750,000	4.300%, 5/1/2024	1,764,738
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	974,563
1,500,000	3.200%, 2/15/2023	1,475,091
	CVS Caremark Corporation
1,050,000	4.000%, 12/5/2023	1,072,593
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,763,576
	General Mills, Inc.
1,500,000	3.783%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,491,773
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[d]	1,495,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Consumer Non-Cyclical (4.7%) - continued
	Kraft Heinz Foods Company
$1,500,000	3.438%, (LIBOR 3M + 0.820%), 8/10/2022[b]	$1,476,466
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,384,582
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	999,561
	Mondelez International, Inc.
1,484,000	3.061%, (LIBOR 3M + 0.520%), 2/1/2019[b]	1,484,000
	Mylan, Inc.
1,035,000	3.125%, 1/15/2023[d]	984,316
	Pernod Ricard SA
1,915,000	4.250%, 7/15/2022[d]	1,965,210
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	447,038
	Smithfield Foods, Inc.
2,000,000	2.650%, 10/3/2021[d]	1,898,793
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	6.000%, 4/15/2024	1,015,364
	UnitedHealth Group, Inc.
1,000,000	3.500%, 2/15/2024	1,017,105
	Zimmer Biomet Holdings, Inc.
1,500,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,494,247

	Total	42,660,191

Energy (3.9%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	494,980
	BP Capital Markets America, Inc.
1,500,000	3.454%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,501,488
1,000,000	3.790%, 2/6/2024	1,029,380
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,396,354
	Canadian Natural Resources, Ltd.
1,500,000	2.950%, 1/15/2023	1,465,891
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,348,245
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,246,088
	Enbridge, Inc.
2,000,000	2.900%, 7/15/2022	1,957,566
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,007,193
	Energy Transfer Operating, LP
1,675,000	4.200%, 9/15/2023	1,687,889
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	957,602
	EQM Midstream Partners, LP
1,500,000	4.750%, 7/15/2023	1,521,412
	EQT Corporation
1,000,000	3.000%, 10/1/2022	960,519
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,899,117
1,465,000	3.109%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,471,226
	Hess Corporation
2,000,000	3.500%, 7/15/2024	1,914,181
	Marathon Oil Corporation
2,000,000	2.800%, 11/1/2022	1,940,361

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Energy (3.9%) - continued
	Marathon Petroleum Corporation
$1,325,000	3.400%, 12/15/2020	$1,325,304
	Newfield Exploration Company
1,000,000	5.750%, 1/30/2022	1,040,000
	Petrobras Global Finance BV
408,000	6.125%, 1/17/2022	428,992
	Petroleos Mexicanos
1,105,000	2.378%, 4/15/2025	1,086,513
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	1,975,810
	Schlumberger Holdings Corporation
1,500,000	3.750%, 5/1/2024[d,e]	1,510,589
	Shell International Finance BV
1,400,000	3.068%, (LIBOR 3M + 0.450%), 5/11/2020[b]	1,407,342
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[d]	1,164,078
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	793,206
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,329,494

	Total	35,860,820

Financials (16.7%)
	ABN AMRO Bank NV
1,600,000	2.450%, 6/4/2020[d]	1,585,704
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	960,740
	American Express Credit Corporation
2,080,000	3.351%, (LIBOR 3M + 0.550%), 3/18/2019[b]	2,081,695
650,000	3.828%, (LIBOR 3M + 1.050%), 9/14/2020[b]	656,748
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,158,602
	Ares Capital Corporation
1,250,000	3.875%, 1/15/2020	1,253,157
	Athene Global Funding
2,000,000	4.038%, (LIBOR 3M + 1.230%), 7/1/2022[b,d]	2,000,961
	Banco Santander SA
800,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	789,992
	Bank of America Corporation
1,775,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	1,777,287
1,500,000	3.447%, (LIBOR 3M + 0.650%), 10/1/2021[b]	1,504,556
1,065,000	3.921%, (LIBOR 3M + 1.160%), 1/20/2023[b]	1,073,390
1,500,000	3.779%, (LIBOR 3M + 1.000%), 4/24/2023[b]	1,503,497
1,500,000	2.816%, 7/21/2023[b]	1,476,881
900,000	6.100%, 3/17/2025[b,i]	946,125
1,500,000	3.352%, (LIBOR 3M + 0.770%), 2/5/2026[b]	1,449,057
	Bank of Montreal
1,500,000	3.300%, 2/5/2024	1,496,910
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[b,i]	460,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (16.7%) - continued
	Barclays plc
$1,250,000	3.250%, 1/12/2021	$1,236,551
2,000,000	3.684%, 1/10/2023	1,956,781
2,000,000	4.009%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,932,532
	BB&T Corporation
1,220,000	3.502%, (LIBOR 3M + 0.715%), 1/15/2020[b]	1,225,134
	BNZ International Funding, Ltd.
1,175,000	3.758%, (LIBOR 3M + 0.980%), 9/14/2021[b,d]	1,182,088
	BPCE SA
1,000,000	3.897%, (LIBOR 3M + 1.220%), 5/22/2022[b,d]	998,028
	Capital One Financial Corporation
2,000,000	3.378%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,006,815
	Capital One NA
2,000,000	3.411%, (LIBOR 3M + 0.820%), 8/8/2022[b]	1,978,180
2,500,000	3.901%, (LIBOR 3M + 1.150%), 1/30/2023[b]	2,494,574
	Citigroup, Inc.
1,475,000	3.574%, (LIBOR 3M + 0.770%), 4/8/2019[b]	1,476,599
1,500,000	3.731%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,505,816
2,275,000	4.168%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,307,608
2,000,000	3.740%, (LIBOR 3M + 1.100%), 5/17/2024[b]	1,998,192
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,075,201
1,250,000	5.750%, 8/15/2021	1,309,293
	Comerica, Inc.
750,000	3.700%, 7/31/2023	757,079
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,452,477
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,d,i]	1,542,225
1,400,000	2.500%, 1/19/2021	1,389,179
	Credit Agricole SA
1,350,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,d]	1,351,995
1,450,000	3.737%, (LIBOR 3M + 0.970%), 6/10/2020[b,d]	1,460,301
950,000	8.125%, 12/23/2025[b,d,i]	1,029,563
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,583,925
810,000	7.500%, 12/11/2023[b,d,i]	859,169
	Danske Bank AS
1,500,000	5.375%, 1/12/2024[d]	1,518,572
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,715,980
	Fifth Third Bancorp
1,100,000	2.875%, 10/1/2021	1,090,623
	GATX Corporation
1,500,000	4.350%, 2/15/2024	1,523,100
	Goldman Sachs Capital II
70,000	4.000%, (LIBOR 3M + 0.768%), 3/4/2019[b,i]	51,625
	Goldman Sachs Group, Inc.
1,755,000	3.932%, (LIBOR 3M + 1.160%), 4/23/2020[b]	1,766,565

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (16.7%) - continued
$1,530,000	3.786%, (LIBOR 3M + 1.170%), 11/15/2021[b]	$1,540,484
1,000,000	3.427%, (LIBOR 3M + 0.750%), 2/23/2023[b]	988,642
2,000,000	3.779%, (LIBOR 3M + 1.000%), 7/24/2023[b]	1,983,786
1,125,000	4.306%, (LIBOR 3M + 1.600%), 11/29/2023[b]	1,144,058
	HSBC Bank Canada
1,000,000	3.300%, 11/28/2021[d]	1,011,405
	HSBC Holdings plc
1,175,000	4.295%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,200,170
2,000,000	3.262%, 3/13/2023[b]	1,986,318
1,500,000	6.250%, 3/23/2023[b,i]	1,492,500
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,453,069
	ING Groep NV
1,350,000	6.000%, 4/16/2020[b,i]	1,348,920
2,400,000	3.953%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,405,918
250,000	4.625%, 1/6/2026[d]	256,865
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,509,713
	J.P. Morgan Chase & Company
1,400,000	2.250%, 1/23/2020	1,392,583
1,250,000	5.300%, 5/1/2020[b,i]	1,268,750
1,250,000	3.875%, 9/10/2024	1,267,750
1,500,000	3.633%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,468,114
	J.P. Morgan Chase Bank NA
1,150,000	3.414%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,152,750
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	696,886
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,022,097
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,918,818
350,000	4.582%, 12/10/2025	342,066
	Macquarie Group, Ltd.
1,500,000	3.727%, (LIBOR 3M + 1.020%), 11/28/2023[b,d]	1,475,085
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	3.839%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,185,574
1,600,000	3.609%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,603,371
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[d]	688,521
	Mizuho Financial Group, Inc.
1,175,000	3.919%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,186,750
1,500,000	3.647%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,505,040
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,i]	1,001,250
1,950,000	3.414%, (LIBOR 3M + 0.800%), 2/14/2020[b]	1,950,000
900,000	5.550%, 7/15/2020[b,i]	904,500
1,000,000	3.168%, (LIBOR 3M + 0.550%), 2/10/2021[b]	1,000,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (16.7%) - continued
$2,000,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	$2,016,740
1,400,000	4.179%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,417,886
1,425,000	5.000%, 11/24/2025	1,505,953
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,d]	1,965,159
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[d]	1,105,197
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,145,710
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	1,991,720
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	999,805
	Reinsurance Group of America, Inc.
2,000,000	4.700%, 9/15/2023	2,079,815
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[d]	1,398,303
	Royal Bank of Scotland Group plc
2,000,000	3.498%, 5/15/2023[b]	1,953,051
2,000,000	4.086%, (LIBOR 3M + 1.470%), 5/15/2023[b]	1,961,445
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	984,762
	Santander UK Group Holdings plc
750,000	3.125%, 1/8/2021	743,598
	Santander UK plc
500,000	5.000%, 11/7/2023[d]	503,204
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,341,482
1,400,000	2.500%, 7/15/2021	1,383,474
	Stadshypotek AB
2,000,000	2.500%, 4/5/2022[d]	1,974,369
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	997,065
	State Street Corporation
2,062,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,075,023
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	722,669
	Svenska Handelsbanken AB
500,000	3.278%, (LIBOR 3M + 0.490%), 6/17/2019[b]	500,619
	Synchrony Financial
1,175,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,175,633
1,230,000	4.250%, 8/15/2024	1,200,874
	USB Realty Corporation
1,200,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,d,i]	1,056,000
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	1,958,714
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	485,000
	Wells Fargo & Company
1,000,000	6.558%, (LIBOR 3M + 3.770%), 3/15/2019[b,i]	1,006,500
750,000	3.450%, 2/13/2023	746,439
1,400,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	1,414,718
1,500,000	3.750%, 1/24/2024	1,525,770

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (16.7%) - continued
	Welltower, Inc.
$1,750,000	3.950%, 9/1/2023	$1,763,749

	Total	151,403,480

Foreign Government (0.6%)
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,707,542
	Kommunalbanken AS
2,540,000	1.500%, 10/22/2019[d]	2,518,334
	Poland Government International Bond
125,000	4.000%, 1/22/2024	129,336
	Province of Ontario Canada
750,000	3.400%, 10/17/2023	767,526

	Total	5,122,738

Mortgage-Backed Securities (2.7%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
465,173	4.433%, (LIBOR 12M + 1.517%), 1/1/2043[b]	476,721
472,160	4.274%, (LIBOR 12M + 1.550%), 7/1/2043[b]	483,941
10,750,000	4.500%, 2/1/2049[e]	11,169,292
11,500,000	5.000%, 3/1/2049[e]	12,077,619

	Total	24,207,573

Technology (2.0%)
	Apple, Inc.
2,450,000	2.892%, (LIBOR 3M + 0.300%), 5/6/2019[b]	2,451,789
1,900,000	2.918%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,903,968
	Broadcom Corporation
1,435,000	2.375%, 1/15/2020	1,423,866
2,000,000	2.650%, 1/15/2023	1,900,249
	Cisco Systems, Inc.
2,405,000	3.238%, (LIBOR 3M + 0.500%), 3/1/2019[b]	2,406,200
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[d]	865,293
	Hewlett Packard Enterprise Company
1,750,000	3.500%, 10/5/2021	1,764,181
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	998,635
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020	1,985,359
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	986,952
	VMware, Inc.
1,500,000	2.950%, 8/21/2022	1,453,994

	Total	18,140,486

Transportation (1.8%)
	Air Canada Pass Through Trust
933,467	3.875%, 3/15/2023[d]	911,064
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,737,415
1,500,000	4.250%, 2/1/2024	1,500,094
	American Airlines Pass Through Trust
765,916	4.950%, 1/15/2023	782,230
612,635	3.700%, 5/1/2023	595,769
	British Airways plc
1,170,842	4.625%, 6/20/2024[d]	1,200,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Transportation (1.8%) - continued
	Continental Airlines, Inc.
$1,713,848	4.150%, 4/11/2024	$1,713,505
	Delta Air Lines, Inc.
318,285	4.750%, 5/7/2020	322,041
33,929	4.950%, 11/23/2020	34,075
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[d]	1,365,319
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,202,954
	Penske Truck Leasing Company, LP
750,000	3.650%, 7/29/2021[d]	754,318
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	986,160
	TTX Company
2,000,000	2.250%, 2/1/2019[d]	2,000,000
650,000	4.125%, 10/1/2023[d]	658,092
	US Airways Pass Through Trust
718,348	3.950%, 11/15/2025	716,284

	Total	16,479,667

U.S. Government & Agencies (19.3%)
	Federal National Mortgage Association
3,000,000	2.500%, 4/13/2021	3,002,145
15,000,000	2.875%, 9/12/2023	15,218,475
	U.S. Treasury Bonds
1,275,000	2.250%, 11/15/2027	1,238,941
6,750,000	5.500%, 8/15/2028	8,371,318
690,000	3.000%, 5/15/2042	693,962
1,730,000	2.500%, 5/15/2046	1,566,664
	U.S. Treasury Bonds, TIPS
5,460,150	0.125%, 1/15/2023	5,337,480
6,313,115	0.375%, 1/15/2027	6,124,790
6,697,860	0.375%, 7/15/2027	6,504,163
5,851,010	1.000%, 2/15/2046	5,727,895
	U.S. Treasury Notes
1,125,000	1.500%, 10/31/2019	1,116,255
59,000,000	1.750%, 11/30/2019	58,608,203
6,500,000	1.875%, 12/15/2020	6,430,176
1,450,000	1.375%, 5/31/2021	1,414,430
1,250,000	2.625%, 6/15/2021	1,254,981
2,800,000	1.125%, 8/31/2021	2,707,359
18,845,000	2.000%, 11/30/2022	18,544,658
6,750,000	2.750%, 7/31/2023	6,838,066
2,000,000	2.500%, 1/31/2024	2,005,859
2,750,000	2.125%, 7/31/2024	2,701,338
2,000,000	2.875%, 7/31/2025	2,043,125
	U.S. Treasury Notes, TIPS
18,080,180	0.125%, 4/15/2021	17,775,783

	Total	175,226,066

Utilities (2.6%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,089,735
	American Electric Power Company, Inc.
1,000,000	3.650%, 12/1/2021	1,013,524
	CenterPoint Energy, Inc.
1,750,000	3.850%, 2/1/2024	1,762,339
	DTE Energy Company
570,000	2.400%, 12/1/2019	565,356
1,500,000	3.700%, 8/1/2023	1,504,361
	Duke Energy Carolinas, LLC
500,000	3.950%, 11/15/2028	519,135

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Utilities (2.6%) - continued
	Edison International
$1,000,000	2.950%, 3/15/2023	$939,047
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[d]	1,890,902
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,342,394
1,250,000	3.497%, 6/1/2022	1,242,370
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,121,756
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,451,346
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043[b]	817,031
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	968,725
	NiSource, Inc.
1,250,000	5.650%, 6/15/2023[b,d,i]	1,204,163
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,414,778
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,061,686
	Sempra Energy
1,420,000	2.400%, 3/15/2020	1,406,165
	Southern Company
1,500,000	2.950%, 7/1/2023	1,472,901

	Total	23,787,714

	Total Long-Term Fixed Income (cost $883,797,631)	878,911,405

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
54,000	Citigroup Capital XIII[b]	1,400,760
7,350	Farm Credit Bank of Texas, 6.750%[b,d,i]	764,400

	Total	2,165,160

	Total Preferred Stock (cost $2,225,400)	2,165,160

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
29,198	Pacific Drilling SAj	452,569

	Total	452,569

	Total Common Stock (cost $594,595)	452,569

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,438,500	Thrivent Cash Management Trust	1,438,500

	Total Collateral Held for Securities Loaned (cost $1,438,500)	1,438,500

Shares or Principal Amount	Short-Term Investments (5.6%)	Value
	Federal Home Loan Bank Discount Notes
500,000	2.395%, 3/14/2019[k,l]	498,633
600,000	2.380%, 4/3/2019[k,l]	597,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.6%)	Value
	Thrivent Core Short-Term Reserve Fund
4,927,947	2.720%	$49,279,477

	Total Short-Term Investments (cost $50,375,693)	50,375,670

	Total Investments (cost $942,677,661) 103.4%	$937,394,031

	Other Assets and Liabilities, Net (3.4%)	(31,188,296)

	Total Net Assets 100.0%	$906,205,735

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $356,594,673 or 39.4% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
g	All or a portion of the security is on loan.
h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of January 31, 2019:

Securities Lending Transactions

Taxable Debt Security	$1,401,610

Total lending	$1,401,610
Gross amount payable upon return of collateral for securities loaned	$1,438,500

Net amounts due to counterparty	$36,890

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
HECM	-	Home Equity Conversion Mortgage
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	212,380	–	153,427	58,953
Capital Goods	194,425	–	194,425	–
Communications Services	1,253,356	–	1,253,356	–
Consumer Cyclical	424,168	–	424,168	–
Consumer Non-Cyclical	1,005,738	–	1,005,738	–
Energy	215,995	–	215,995	–
Financials	411,501	–	411,501	–
Technology	333,164	–	333,164	–
Long-Term Fixed Income
Asset-Backed Securities	221,010,253	–	209,122,806	11,887,447
Basic Materials	6,541,593	–	6,541,593	–
Capital Goods	6,958,852	–	6,958,852	–
Collateralized Mortgage Obligations	88,877,448	–	81,942,218	6,935,230
Commercial Mortgage-Backed Securities	21,461,339	–	21,461,339	–
Communications Services	20,457,696	–	20,457,696	–
Consumer Cyclical	20,715,489	–	20,715,489	–
Consumer Non-Cyclical	42,660,191	–	42,660,191	–
Energy	35,860,820	–	35,860,820	–
Financials	151,403,480	–	151,403,480	–
Foreign Government	5,122,738	–	5,122,738	–
Mortgage-Backed Securities	24,207,573	–	24,207,573	–
Technology	18,140,486	–	18,140,486	–
Transportation	16,479,667	–	16,479,667	–
U.S. Government & Agencies	175,226,066	–	175,226,066	–
Utilities	23,787,714	–	23,787,714	–
Preferred Stock
Financials	2,165,160	1,400,760	764,400	–
Common Stock
Energy	452,569	452,569	–	–
Short-Term Investments	1,096,193	–	1,096,193	–
Subtotal Investments in Securities	$886,676,054	$1,853,329	$865,941,095	$18,881,630

Other Investments *	Total
Affiliated Short-Term Investments	49,279,477
Collateral Held for Securities Loaned	1,438,500
Subtotal Other Investments	$50,717,977
Total Investments at Value	$937,394,031

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	751,664	751,664	–	–
Total Asset Derivatives	$751,664	$751,664	$–	$–
Liability Derivatives
Futures Contracts	2,777,917	2,777,917	–	–
Total Liability Derivatives	$2,777,917	$2,777,917	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $1,096,193 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	881	March 2019	$186,561,527	$499,556
Ultra 10-Yr. U.S. Treasury Note	54	March 2019	6,805,017	252,108
Total Futures Long Contracts			$193,366,544	$751,664
CBOT 10-Yr. U.S. Treasury Note	(461)	March 2019	($55,294,714)	($1,163,380)
CBOT 5-Yr. U.S. Treasury Note	(594)	March 2019	(67,214,575)	(1,011,897)
CBOT U.S. Long Bond	(72)	March 2019	(10,113,610)	(447,890)
CME Ultra Long Term U.S. Treasury Bond	(19)	March 2019	(2,906,625)	(154,750)
Total Futures Short Contracts			($135,529,524)	($2,777,917)
Total Futures Contracts			$57,837,020	($2,026,253)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$59,152	$69,687	$79,560	4,928	$49,279	5.4%
Total Affiliated Short-Term Investments	59,152				49,279	5.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	4,173	2,734	1,439	1,439	0.2
Total Collateral Held for Securities Loaned	–				1,439	0.2
Total Value	$59,152				$50,718

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$273
Total Income from Affiliated Investments				$273
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (96.0%)	Value
Communications Services (6.9%)
1,428	Auto Trader Group plc[a]	$8,570
68,000	HKT Trust and HKT, Ltd.	100,284
400	Kakaku.com, Inc.	7,022
6,200	KDDI Corporation	154,905
9,900	NTT DOCOMO, INC.	237,865
284,000	PCCW, Ltd.	169,062
320	Proximus SA	8,591
870	Rogers Communications Inc.	47,064
2,097	Verizon Communications, Inc.	115,461

	Total	848,824

Consumer Discretionary (10.3%)
1,600	ABC-MART, Inc.	91,925
1,500	Benesse Holdings, Inc.	39,161
1,300	Bridgestone Corporation	50,039
2,063	Bunzl plc	65,051
663	Burberry Group plc	15,672
165	Carnival Corporation	9,501
45	Hermes International	26,968
745	Home Depot, Inc.	136,730
2,459	Marks and Spencer Group plc	9,304
282	McDonald’s Corporation	50,416
12,900	Nissan Motor Company, Ltd.	110,166
489	Ross Stores, Inc.	45,047
1,300	Sankyo Company, Ltd.	50,383
4,200	Sekisui House, Ltd.	62,771
900	SHIMAMURA Company, Ltd.	77,936
9,527	SmartCentres Real Estate Investment Trust	241,447
7,600	Sumitomo Rubber Industries, Ltd.	105,641
1,662	TJX Companies, Inc.	82,651
1,100	Yahoo Japan Corporation	2,973

	Total	1,273,782

Consumer Staples (13.7%)
2,311	Altria Group, Inc.	114,048
111	Beiersdorf AG	11,111
503	Carlsberg AS	57,586
2,755	Coca-Cola Company	132,598
822	Colgate-Palmolive Company	53,167
3,627	Empire Company, Ltd.	81,542
72	George Weston, Ltd.	5,230
923	Imperial Brands plc	30,638
9,300	Japan Tobacco, Inc.	235,436
109	Kerry Group plc	11,130
3,983	Koninklijke Ahold Delhaize NV	104,936
539	Loblaw Companies, Ltd.	26,102
790	Mondelez International, Inc.	36,545
2,309	Nestle SA	201,308
1,250	NH Foods, Ltd.	49,464
2,139	PepsiCo, Inc.	241,001
1,500	Sundrug Company, Ltd.	48,004
406	Unilever NV	21,741
2,179	Unilever plc	114,471
1,200	Wal-Mart Stores, Inc.	114,996

	Total	1,691,054

Energy (1.0%)
460	Chevron Corporation	52,739
883	Exxon Mobil Corporation	64,706

	Total	117,445

Financials (10.8%)
13	Alleghany Corporation	8,210
2,222	Allstate Corporation	195,247
320	American Express Company	32,864

Shares	Common Stock (96.0%)	Value
Financials (10.8%) - continued
1,887	American Financial Group, Inc.	$180,001
1,877	Annaly Capital Management, Inc.	19,596
822	Aon plc	128,421
689	Arch Capital Group, Ltd.[b]	20,222
654	Arthur J. Gallagher & Company	48,860
763	Berkshire Hathaway, Inc.[b]	156,827
770	Chubb, Ltd.	102,449
2,443	CI Financial Corporation	32,891
1,759	Direct Line Insurance Group plc	7,775
350	Hartford Financial Services Group, Inc.	16,422
1,193	Loews Corporation	57,145
71	Markel Corporation[b]	74,799
1,488	Marsh & McLennan Companies, Inc.	131,227
26,869	Medibank Private, Ltd.	51,224
449	Pargesa Holding SA	35,442
381	W.R. Berkley Corporation	29,295

	Total	1,328,917

Health Care (16.4%)
1,447	Abbott Laboratories	105,602
493	Amgen, Inc.	92,245
1,642	Baxter International, Inc.	119,029
1,614	Danaher Corporation	179,025
1,409	Eli Lilly and Company	168,883
2,947	GlaxoSmithKline plc	57,244
1,586	Johnson & Johnson	211,065
1,244	Medtronic plc	109,957
2,600	Mitsubishi Tanabe Pharma Corporation	40,733
723	Novartis AG	63,118
3,116	Novo Nordisk AS	146,035
5,426	Pfizer, Inc.	230,334
786	Roche Holding AG	209,104
210	Sonova Holding AG	39,412
681	Stryker Corporation	120,925
477	UnitedHealth Group, Inc.	128,885

	Total	2,021,596

Industrials (7.8%)
745	AMETEK, Inc.	54,310
707	General Dynamics Corporation	121,017
668	Honeywell International, Inc.	95,945
438	Lockheed Martin Corporation	126,884
167	Northrop Grumman Corporation	46,017
724	Raytheon Company	119,286
4,909	RELX plc	108,732
89	Schindler Holding AG, Participation Certificate	18,932
23	SGS SA	55,523
11,200	Singapore Airport Terminal Services, Ltd.	40,403
416	Societe BIC SA	41,663
3,800	Sumitomo Electric Industries, Ltd.	54,144
982	Waste Connections, Inc.	82,056

	Total	964,912

Information Technology (11.5%)
147	Accenture plc	22,572
1,240	Amphenol Corporation	109,021
795	Automatic Data Processing, Inc.	111,173
4,600	Canon, Inc.	132,297
3,600	CGI Group, Inc.[b]	238,009
3,487	Cisco Systems, Inc.	164,900
674	Fidelity National Information Services, Inc.	70,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (96.0%)	Value
Information Technology (11.5%) - continued
1,051	Fiserv, Inc.[b]	$87,160
179	International Business Machines Corporation	24,061
571	MasterCard, Inc.	120,555
1,096	Microsoft Corporation	114,455
3,347	Oracle Corporation	168,120
580	Synopsys, Inc.[b]	54,143

	Total	1,416,919

Materials (1.7%)
43	Givaudan SA	104,320
3,141	Newmont Mining Corporation	107,140

	Total	211,460

Real Estate (7.7%)
1,022	AvalonBay Communities, Inc.	197,164
1,749	Camden Property Trust	169,566
128	Crown Castle International Corporation	14,984
800	Daito Trust Construction Company, Ltd.	111,114
2,304	Duke Realty Corporation	67,369
912	Equity Residential	66,175
3,339	H&R REIT	56,389
4,000	Hysan Development Company, Ltd.	20,815
1,207	Klepierre SA	41,363
2,500	Link REIT	27,480
29,031	Mirvac Group	50,902
195	Public Storage, Inc.	41,441
148	Regency Centers Corporation	9,620
511	Swiss Prime Site AG	43,288
16,551	Vicinity Centres	31,511

	Total	949,181

Utilities (8.2%)
859	Ameren Corporation	59,563
1,301	American Electric Power Company, Inc.	102,935
488	Atmos Energy Corporation	47,644
3,900	Chugoku Electric Power Company, Inc.	53,368
20,000	CLP Holdings, Ltd.	232,941
2,326	CMS Energy Corporation	121,278
870	Consolidated Edison, Inc.	67,556
971	Duke Energy Corporation	85,234
151	NextEra Energy, Inc.	27,026
856	Southern Company	41,602
971	WEC Energy Group, Inc.	70,912
1,859	Xcel Energy, Inc.	97,337

	Total	1,007,396

	Total Common Stock (cost $11,297,132)	11,831,486

Shares or Principal Amount	Short-Term Investments (3.7%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.395%, 3/13/2019[c,d]	99,733
100,000	2.395%, 3/14/2019[c,d]	99,727

Shares or Principal Amount	Short-Term Investments (3.7%)	Value
	Thrivent Core Short-Term Reserve Fund
26,438	2.720%	$264,377

	Total Short-Term Investments (cost $463,839)	463,837

	Total Investments (cost $11,760,971) 99.7%	$12,295,323

	Other Assets and Liabilities, Net 0.3%	31,166

	Total Net Assets 100.0%	$12,326,489

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $8,570 or 0.1% of total net assets.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	848,824	115,461	733,363	–
Consumer Discretionary	1,273,782	324,345	949,437	–
Consumer Staples	1,691,054	692,355	998,699	–
Energy	117,445	117,445	–	–
Financials	1,328,917	1,201,585	127,332	–
Health Care	2,021,596	1,465,950	555,646	–
Industrials	964,912	645,515	319,397	–
Information Technology	1,416,919	1,046,613	370,306	–
Materials	211,460	107,140	104,320	–
Real Estate	949,181	566,319	382,862	–
Utilities	1,007,396	721,087	286,309	–
Short-Term Investments	199,460	–	199,460	–
Subtotal Investments in Securities	$12,030,946	$7,003,815	$5,027,131	$–

Other Investments *	Total
Affiliated Short-Term Investments	264,377
Subtotal Other Investments	$264,377
Total Investments at Value	$12,295,323

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	13,450	13,450	–	–
Total Asset Derivatives	$13,450	$13,450	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $199,460 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	6	March 2019	$336,830	$13,450
Total Futures Long Contracts			$336,830	$13,450
Total Futures Contracts			$336,830	$13,450

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$1,526	$1,262	26	$264	2.1%
Total Affiliated Short-Term Investments	–				264	2.1
Total Value	$–				$264

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$1
Total Income from Affiliated Investments				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (90.6%)	Value
Communications Services (3.2%)
878,050	DISH Network Corporation[a]	$26,929,793
1,081,775	Twitter, Inc.[a]	36,304,369

	Total	63,234,162

Consumer Discretionary (9.6%)
1,588,075	American Axle & Manufacturing Holdings, Inc.[a]	23,471,749
359,000	Canada Goose Holdings, Inc.[a,b]	18,474,140
245,725	Dollar Tree, Inc.[a]	23,793,552
187,025	Expedia Group, Inc.	22,302,731
185,125	Lululemon Athletica, Inc.[a]	27,363,326
194,200	Norwegian Cruise Line Holdings, Ltd.[a]	9,987,706
249,850	RHa,b	33,947,120
909,926	Toll Brothers, Inc.	33,612,666

	Total	192,952,990

Consumer Staples (2.1%)
1,114,575	Hain Celestial Group, Inc.[a]	20,430,160
384,025	TreeHouse Foods, Inc.[a]	22,411,699

	Total	42,841,859

Energy (4.0%)
2,317,350	Callon Petroleum Company[a]	18,863,229
220,600	Diamondback Energy, Inc.	22,748,272
1,543,825	Patterson-UTI Energy, Inc.	18,726,597
1,596,765	WPX Energy, Inc.[a]	19,576,339

	Total	79,914,437

Financials (17.8%)
1,127,100	Ally Financial, Inc.	29,372,226
1,145,200	Assured Guaranty, Ltd.	46,449,312
985,250	E*TRADE Financial Corporation	45,971,765
336,200	First Republic Bank	32,487,006
1,986,876	Huntington Bancshares, Inc.	26,306,238
2,497,550	KeyCorp	41,134,648
36,210	Markel Corporation[a]	38,147,597
1,207,000	Radian Group, Inc.	23,222,680
1,507,850	Zions Bancorporations NA	71,758,582

	Total	354,850,054

Health Care (8.6%)
245,525	Edwards Lifesciences Corporation[a]	41,842,371
1,159,677	Halozyme Therapeutics, Inc.[a]	18,763,574
147,775	Jazz Pharmaceuticals, Inc.[a]	18,603,395
122,950	Ligand Pharmaceuticals, Inc.[a,b]	14,520,395
226,000	Neurocrine Biosciences, Inc.[a]	19,937,720
230,589	Universal Health Services, Inc.	30,559,960
1,162,750	Valeant Pharmaceuticals International, Inc.[a]	28,545,512

	Total	172,772,927

Industrials (18.6%)
161,175	Acuity Brands, Inc.	19,487,669
450,275	AGCO Corporation	28,907,655
342,650	Brink’s Company	25,373,232
556,325	CSX Corporation	36,550,553
257,925	Huntington Ingalls Industries, Inc.	53,248,616
260,712	Oshkosh Corporation	19,566,436
337,750	SiteOne Landscape Supply, Inc.[a]	18,002,075
1,206,440	Southwest Airlines Company	68,477,534
439,150	United Continental Holdings, Inc.[a]	38,324,621
255,355	Verisk Analytics, Inc.[a]	29,981,231
289,500	WABCO Holdings, Inc.[a]	33,069,585

	Total	370,989,207

Shares	Common Stock (90.6%)	Value
Information Technology (12.0%)
1,163,445	Advanced Micro Devices, Inc.[a]	$28,399,692
724,950	Akamai Technologies, Inc.[a]	47,194,245
246,750	Alliance Data Systems Corporation	43,820,332
183,200	ANSYS, Inc.[a]	30,108,920
781,750	Ciena Corporation[a]	29,776,858
50,375	Red Hat, Inc.[a]	8,958,690
605,363	Teradata Corporation[a]	26,866,010
678,126	Teradyne, Inc.	24,405,755

	Total	239,530,502

Materials (4.4%)
530,150	Ball Corporation	27,716,242
1,388,525	Owens-Illinois, Inc.	27,867,697
860,433	Steel Dynamics, Inc.	31,483,243

	Total	87,067,182

Real Estate (7.1%)
203,750	Alexandria Real Estate Equities, Inc.	26,835,912
274,200	Camden Property Trust	26,583,690
203,650	Digital Realty Trust, Inc.	22,063,441
873,550	Duke Realty Corporation	25,542,602
1,264,309	Host Hotels & Resorts, Inc.	22,833,421
450,750	QTS Realty Trust, Inc.	18,981,083

	Total	142,840,149

Utilities (3.2%)
347,650	Entergy Corporation	31,006,903
594,000	Public Service Enterprise Group, Inc.	32,402,700

	Total	63,409,603

	Total Common Stock (cost $1,467,198,678)	1,810,403,072

Shares	Collateral Held for Securities Loaned (1.7%)	Value
35,113,525	Thrivent Cash Management Trust	35,113,525

	Total Collateral Held for Securities Loaned (cost $35,113,525)	35,113,525

Shares	Short-Term Investments (9.2%)	Value
	Thrivent Core Short-Term Reserve Fund
18,305,058	2.720%	183,050,577

	Total Short-Term Investments (cost $183,050,577)	183,050,577

	Total Investments (cost $1,685,362,780) 101.5%	$2,028,567,174

	Other Assets and Liabilities, Net (1.5%)	(30,285,610)

	Total Net Assets 100.0%	$1,998,281,564

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$34,722,773

Total lending	$34,722,773
Gross amount payable upon return of collateral for securities loaned	$35,113,525

Net amounts due to counterparty	$390,752

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	63,234,162	63,234,162	–	–
Consumer Discretionary	192,952,990	192,952,990	–	–
Consumer Staples	42,841,859	42,841,859	–	–
Energy	79,914,437	79,914,437	–	–
Financials	354,850,054	354,850,054	–	–
Health Care	172,772,927	172,772,927	–	–
Industrials	370,989,207	370,989,207	–	–
Information Technology	239,530,502	239,530,502	–	–
Materials	87,067,182	87,067,182	–	–
Real Estate	142,840,149	142,840,149	–	–
Utilities	63,409,603	63,409,603	–	–
Subtotal Investments in Securities	$1,810,403,072	$1,810,403,072	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	183,050,577
Collateral Held for Securities Loaned	35,113,525
Subtotal Other Investments	$218,164,102
Total Investments at Value	$2,028,567,174

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$167,231	$78,503	$62,683	18,305	$183,051	9.2%
Total Affiliated Short-Term Investments	167,231				183,051	9.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	21,669	116,361	102,916	35,114	35,114	1.7
Total Collateral Held for Securities Loaned	21,669				35,114	1.7
Total Value	$188,900				$218,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$1,184
Total Income from Affiliated Investments				$1,184
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	22
Total Affiliated Income from Securities Loaned, Net				$22
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$421,780	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$417,913
	Ball Metalpack Finco, LLC, Term Loan
164,175	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	162,123
	Big River Steel, LLC, Term Loan
266,625	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	265,958
	Chemours Company, Term Loan
496,250	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	486,945
	CONSOL Energy, Inc., Term Loan
247,500	9.055%, (PRIME + 5.000%), 11/28/2022[b]	249,151
	Contura Energy, Inc., Term Loan
745,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	739,412
	MRC Global (US), Inc., Term Loan
369,699	5.499%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	366,002
	Peabody Energy Corporation, Term Loan
282,863	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b]	276,145
	Pixelle Specialty Solutions, LLC, Term Loan
400,000	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	388,000
	Starfruit US Holdco, LLC, Term Loan
175,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	170,954

	Total	3,522,603

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
227,498	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	224,761
	Flex Acquisition Company, Inc. Term Loan
1,174,100	5.770%, (LIBOR 1M + 3.250%), 6/22/2025[b]	1,139,464
	GFL Environmental, Inc., Term Loan
438,542	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	422,461
	Navistar, Inc., Term Loan
465,300	6.020%, (LIBOR 1M + 3.500%), 11/6/2024[b]	457,450
	Sotera Health Holdings, LLC, Term Loan
276,654	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	269,243
	Vertiv Group Corporation, Term Loan
705,713	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	654,549

	Total	3,167,928

Communications Services (0.4%)
	Altice France SA, Term Loan
191,587	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	176,261
1,012,463	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	953,527

Principal Amount	Bank Loans (1.9%)[a]	Value
Communications Services (0.4%) - continued
	CenturyLink, Inc., Term Loan
$1,235,137	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,179,173
	Charter Communications Operating, LLC, Term Loan
495,000	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	487,798
	Frontier Communications Corporation, Term Loan
721,388	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	688,478
	HCP Acquisition, LLC, Term Loan
365,242	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	354,924
	Intelsat Jackson Holdings SA, Term Loan
400,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	396,072
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,120,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	1,091,530
110,493	9.259%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	104,968
	Mediacom Illinois, LLC, Term Loan
208,425	4.170%, (LIBOR 1W + 1.750%), 2/15/2024[b]	205,472
	NEP Group, Inc., Term Loan
315,000	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	310,571
40,000	9.499%, (LIBOR 1M + 7.000%), 10/19/2026[b]	39,000
	SBA Senior Finance II, LLC, Term Loan
303,475	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	297,657
	Sprint Communications, Inc., Term Loan
859,687	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	839,270
	Syniverse Holdings, Inc., Term Loan
119,100	7.509%, (LIBOR 1M + 5.000%), 3/9/2023[b]	107,884
	TNS, Inc., Term Loan
557,440	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	546,754
	Univision Communications, Inc., Term Loan
744,157	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	691,604
	WideOpenWest Finance, LLC, Term Loan
358,463	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	341,819
	Windstream Services, LLC, Term Loan
342,487	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	318,085

	Total	9,130,847

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
697,461	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	589,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Four Seasons Hotels, Ltd., Term Loan
$346,465	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	$340,474
	Golden Entertainment, Inc., Term Loan
668,250	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	655,306
105,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	102,375
	Golden Nugget, LLC, Term Loan
501,573	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b]	493,077
	KAR Auction Services, Inc., Term Loan
211,218	5.313%, (LIBOR 3M + 2.500%), 3/9/2023[b]	208,974
	Mohegan Gaming and Entertainment, Term Loan
496,681	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	459,842
	Penn National Gaming, Inc. Term Loan
250,000	4.758%, (LIBOR 1M + 2.250%), 10/15/2025[b]	246,510
	Scientific Games International, Inc., Term Loan
937,912	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	908,209
	Stars Group Holdings BV, Term Loan
805,950	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	797,431
	Tenneco, Inc., Term Loan
515,000	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b]	502,769
	Wyndham Hotels & Resorts, Inc., Term Loan
244,387	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	240,067

	Total	5,544,193

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
1,258,792	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,181,163
103,950	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	97,453
	Albertson’s, LLC, Term Loan
347,860	5.822%, (LIBOR 3M + 3.000%), 12/21/2022[b]	342,730
443,341	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	436,136
250,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	244,375
	Amneal Pharmaceuticals, LLC, Term Loan
392,934	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	388,839
	Bausch Health Companies, Inc., Term Loan
778,023	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	769,006

Principal Amount	Bank Loans (1.9%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$450,047	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	$442,076
	Endo International plc, Term Loan
602,409	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	595,885
	Energizer Holdings, Inc., Term Loan
510,000	4.758%, (LIBOR 1M + 2.250%), 1/2/2026[b]	506,175
	JBS USA LUX SA, Term Loan
879,983	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	870,224
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,039,794	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	943,613
	Ortho-Clinical Diagnostics SA, Term Loan
1,013,664	5.760%, (LIBOR 1M + 3.250%), 6/1/2025[b]	979,453
	Plantronics, Inc., Term Loan
987,033	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	958,241
	Revlon Consumer Products Corporation, Term Loan
334,020	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	236,132

	Total	8,991,501

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
300,000	7.370%, (LIBOR 2M + 4.750%), 12/19/2025[b]	285,000
	Calpine Corporation, Term Loan
360,332	5.310%, (LIBOR 3M + 2.500%), 1/15/2024[b]	353,537
	Consolidated Energy Finance SA, Term Loan
203,975	5.014%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	195,816
	HFOTCO, LLC, Term Loan
771,125	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	760,522
	McDermott Technology (Americas), Inc., Term Loan
580,613	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	555,611
	MEG Energy Corporation, Term Loan
42,887	6.000%, (LIBOR 1M + 3.500%), 12/31/2023[b]	42,512
	Radiate Holdco, LLC, Term Loan
970,126	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	940,780

	Total	3,133,778

Financials (0.3%)
	Air Methods Corporation, Term Loan
629,402	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	511,389
	Avolon TLB Borrower 1 US, LLC, Term Loan
580,001	4.503%, (LIBOR 1M + 2.000%), 1/15/2025[b]	573,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Financials (0.3%) - continued
	Digicel International Finance, Ltd., Term Loan
$743,405	5.960%, (LIBOR 3M + 3.250%), 5/10/2024[b]	$680,833
	DJO Finance, LLC, Term Loan
237,157	5.827%, (LIBOR 2M + 3.250%), 6/7/2020[b]	236,595
	DTZ U.S. Borrower, LLC, Term Loan
498,750	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	488,650
	Genworth Holdings, Inc., Term Loan
104,213	7.008%, (LIBOR 1M + 4.500%), 3/7/2023[b]	103,952
	GGP Nimbus LP, Term Loan
568,575	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	542,887
	Grizzly Finco, Term Loan
199,500	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	198,295
	Harland Clarke Holdings Corporation, Term Loan
603,789	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	560,015
	MoneyGram International, Inc., Term Loan
602,847	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b]	521,463
	Sable International Finance, Ltd., Term Loan
1,005,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	991,181
	Trans Union, LLC, Term Loan
378,131	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	372,796
	Tronox Finance, LLC, Term Loan
181,078	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	178,476
417,872	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	411,867

	Total	6,371,874

Technology (0.1%)
	Micron Technology, Inc., Term Loan
481,298	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	475,484
	Rackspace Hosting, Inc., Term Loan
866,004	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	801,747
	SS&C Technologies Holdings Europe SARL, Term Loan
133,963	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	131,154
	SS&C Technologies, Inc., Term Loan
149,623	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	146,668
348,289	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	340,985
	Worldpay, LLC, Term Loan
962,725	4.222%, (LIBOR 1W + 1.750%), 8/20/2024[b]	956,188

	Total	2,852,226

Principal Amount	Bank Loans (1.9%)[a]	Value
Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
$704,275	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	$681,386
	Core and Main, LP, Term Loan
311,850	5.721%, (LIBOR 3M + 3.000%), 8/1/2024[b]	307,693
	EnergySolutions, LLC, Term Loan
243,775	6.553%, (LIBOR 3M + 3.750%), 5/11/2025[b]	208,428
	GIP III Stetson I, LP, Term Loan
390,000	6.760%, (LIBOR 1M + 4.250%), 7/18/2025[b]	378,546
	Talen Energy Supply, LLC, Term Loan
230,728	6.499%, (LIBOR 1M + 4.000%), 7/6/2023[b]	227,555
	TerraForm Power Operating, LLC, Term Loan
173,684	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	171,006

	Total	1,974,614

	Total Bank Loans (cost $46,259,511)	44,689,564

Shares	Registered Investment Companies (42.8%)	Value
Affiliated (41.8%)
4,503,691	Thrivent Core Emerging Markets Debt Fund	42,379,728
2,280,830	Thrivent Core International Equity Fund	20,823,975
6,582,328	Thrivent Core Low Volatility Equity Fund	68,522,039
8,003,658	Thrivent High Yield Fund, Class S	37,056,938
12,612,625	Thrivent Income Fund, Class S	112,126,240
13,788,861	Thrivent Large Cap Growth Fund, Class S	157,468,796
2,008,138	Thrivent Large Cap Stock Fund, Class S	49,339,959
8,764,026	Thrivent Large Cap Value Fund, Class S	181,765,901
5,218,745	Thrivent Limited Maturity Bond Fund, Class S	64,347,127
4,135,053	Thrivent Mid Cap Stock Fund, Class S	105,443,841
12,859,684	Thrivent Partner Worldwide Allocation Fund, Class S	122,809,979
1,180,583	Thrivent Small Cap Stock Fund, Class S	26,846,468

	Total	988,930,991

Unaffiliated (1.0%)
4,604	Direxion Daily S&P 500	187,843
2,828	Direxion Daily Small Cap Bull 3X Shares	161,507
30,500	Invesco Senior Loan ETF	684,420
2,657	iShares Dow Jones U.S. Real Estate Index Fund ETF	221,966
3,907	iShares iBoxx $ High Yield Corporate Bond ETF[d]	332,525
8,339	iShares Russell 2000 Growth Index Fund[d]	1,563,062
1,813	iShares Russell 2000 Index Fund	270,246
1,347	iShares Russell 2000 Value Index Fund	160,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Registered Investment Companies (42.8%)	Value
Unaffiliated (1.0%) - continued
40,000	iShares Short-Term Corporate Bond ETF	$2,091,600
13,822	ProShares Ultra S&P 500[d]	1,484,759
3,447	ProShares UltraPro QQQ	162,043
5,431	ProShares UltraPro S&P 500[d]	234,022
27,881	SPDR S&P 500 ETF Trust	7,525,918
14,923	SPDR S&P Biotech ETF[d]	1,247,563
2,520	SPDR S&P Retail ETF[d]	111,283
922	SPDR S&P Semiconductor ETF	66,080
450	VanEck Vectors Semiconductor ETF	43,466
34,567	Vanguard Real Estate ETF	2,883,233
40,900	Vanguard Short-Term Corporate Bond ETF	3,230,282

	Total	22,662,475

	Total Registered Investment Companies (cost $827,082,437)	1,011,593,466

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
77,215	3.010%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,e	76,533
	Ares CLO, Ltd.
1,000,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,e]	990,125
	Betony CLO, Ltd.
940,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,e]	928,687
	Buttermilk Park CLO, Ltd.
1,750,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,e]	1,734,772
	Carlyle Global Market Strategies CLO, Ltd.
1,150,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,e	1,135,133
	Commonbond Student Loan Trust
209,087	3.010%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,e]	205,600
	Deephaven Residential Mortgage Trust
1,215,035	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,e]	1,224,835
	Dryden Senior Loan Fund
950,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,e]	935,103
	Earnest Student Loan Program, LLC
360,959	3.020%, 5/25/2034, Ser. 2016-B, Class A2[e]	358,216
	Edlinc Student Loan Funding Trust
15,426	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,e	15,573
	Galaxy XX CLO, Ltd.
650,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,e	641,949

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.0%) - continued
	Golub Capital Partners, Ltd.
$890,000	3.610%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,e]	$886,198
769,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,e	763,332
	Harley Marine Financing, LLC
2,278,500	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[e]	1,586,816
	Limerock CLO III, LLC
637,392	3.961%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1Rb,e	637,457
	Madison Park Funding XIV, Ltd.
500,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,e	496,666
	Madison Park Funding XXXI, Ltd.
750,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,e	740,316
	Magnetite CLO, Ltd.
1,300,000	3.696%, (LIBOR 3M + 1.080%), 11/15/2028, Ser. 2016-18A, Class ARb,e	1,294,957
	Magnetite XII, Ltd.
650,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,e]	644,645
	Morgan Stanley Capital I, Inc.
700,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	746,278
	Mountain View CLO, Ltd.
475,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,e	468,215
	National Collegiate Trust
612,498	2.805%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,e	600,323
	Neuberger Berman CLO XIV, Ltd.
850,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,e	847,183
	Neuberger Berman CLO, Ltd.
180,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,e	179,227
	Octagon Investment Partners XVI, Ltd.
200,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,e	196,251
	Octagon Investment Partners XX, Ltd.
565,914	3.748%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class ARb,e	565,908
	OZLM VIII, Ltd.
210,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,e	209,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.0%) - continued
	Palmer Square Loan Funding, Ltd.
$550,000	3.870%, (LIBOR 3M + 1.400%), 1/20/2027, Ser. 2018-5A, Class A2[b,e]	$544,227
	PPM CLO, Ltd.
600,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,e	592,171
	Race Point IX CLO, Ltd.
600,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,e	599,711
	Renaissance Home Equity Loan Trust
1,202,430	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[f]	842,668
	SBA Small Business Investment Companies
1,700,000	3.548%, 9/11/2028, Ser. 2018-10B, Class 1	1,754,292
	Shackleton CLO, Ltd.
450,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,e]	445,771
	SLM Student Loan Trust
184,566	2.910%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	180,123
	SoFi Professional Loan Program, LLC
144,633	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	143,062
	Symphony CLO XV, Ltd.
520,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,e]	518,780
	Voya CLO 3, Ltd.
156,763	3.491%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1Rb,e	155,885

	Total	24,886,811

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
455,000	6.750%, 9/30/2024[e]	473,955
	Anglo American Capital plc
550,000	4.875%, 5/14/2025[e]	560,212
	ArcelorMittal SA
349,000	6.125%, 6/1/2025	375,349
	Braskem Netherlands Finance BV
804,000	4.500%, 1/10/2028[e]	782,895
	BWAY Holding Company
475,000	5.500%, 4/15/2024[e]	464,018
	CF Industries, Inc.
800,000	3.450%, 6/1/2023[d]	772,000
	Chemours Company
460,000	5.375%, 5/15/2027	441,600
	Dow Chemical Company
325,000	4.800%, 11/30/2028[e]	339,395
	DowDuPont, Inc.
600,000	4.493%, 11/15/2025	630,115
	First Quantum Minerals, Ltd.
320,000	7.500%, 4/1/2025[e]	300,000
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[e]	134,615
	Glencore Funding, LLC
152,000	4.125%, 5/30/2023[e]	152,339

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Basic Materials (0.5%) - continued
$200,000	4.000%, 3/27/2027[e]	$192,251
	International Paper Company
390,000	4.350%, 8/15/2048	345,524
	Kinross Gold Corporation
304,000	5.950%, 3/15/2024	313,120
460,000	4.500%, 7/15/2027	414,000
	Novelis Corporation
575,000	5.875%, 9/30/2026[e]	555,594
	Olin Corporation
560,000	5.125%, 9/15/2027[d]	546,000
	Peabody Securities Finance Corporation
465,000	6.375%, 3/31/2025[e]	448,725
	Platform Specialty Products Corporation
350,000	5.875%, 12/1/2025[e]	349,125
	Sherwin-Williams Company
353,000	3.125%, 6/1/2024	343,579
	Steel Dynamics, Inc.
385,000	5.000%, 12/15/2026	383,075
	Syngenta Finance NV
475,000	3.933%, 4/23/2021[e]	471,494
	Teck Resources, Ltd.
674,000	6.125%, 10/1/2035	704,330
	United States Steel Corporation
550,000	6.250%, 3/15/2026	498,438
	Vale Overseas, Ltd.
85,000	4.375%, 1/11/2022	85,451
225,000	6.250%, 8/10/2026[d]	241,031
132,000	6.875%, 11/21/2036	147,015
230,000	6.875%, 11/10/2039[d]	255,277
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026	284,780
	WestRock Company
370,000	3.750%, 3/15/2025[e]	363,361

	Total	12,368,663

Capital Goods (0.6%)
	AECOM
590,000	5.875%, 10/15/2024	614,190
	Ardagh Packaging Finance plc
480,000	6.000%, 2/15/2025[e]	466,800
	Ashtead Capital, Inc.
435,000	4.125%, 8/15/2025[e]	415,425
	Boeing Company
375,000	3.850%, 11/1/2048	369,140
	Bombardier, Inc.
580,000	7.500%, 3/15/2025[e]	559,700
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[e]	462,875
	Cemex SAB de CV
510,000	6.125%, 5/5/2025[e]	519,180
	Cintas Corporation No. 2
230,000	3.700%, 4/1/2027	228,461
	CNH Industrial Capital, LLC
336,000	4.875%, 4/1/2021	341,040
	CNH Industrial NV
420,000	3.850%, 11/15/2027	389,596
	Covanta Holding Corporation
500,000	6.000%, 1/1/2027	478,750
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	327,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Capital Goods (0.6%) - continued
	Crown Cork & Seal Company, Inc.
$450,000	7.375%, 12/15/2026	$491,063
	H&E Equipment Services, Inc.
275,000	5.625%, 9/1/2025	268,813
	Huntington Ingalls Industries, Inc.
510,000	3.483%, 12/1/2027	489,702
	L3 Technologies, Inc.
507,000	3.950%, 5/28/2024	509,492
	Lockheed Martin Corporation
105,000	2.500%, 11/23/2020	104,701
312,000	3.600%, 3/1/2035	296,739
304,000	4.500%, 5/15/2036	318,743
78,000	6.150%, 9/1/2036	96,343
	Northrop Grumman Corporation
550,000	3.850%, 4/15/2045	511,348
	Owens-Brockway Glass Container, Inc.
675,000	5.000%, 1/15/2022[e]	681,750
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	223,290
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[e]	571,055
	Rockwell Collins, Inc.
580,000	2.800%, 3/15/2022	568,111
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	224,608
130,000	3.650%, 9/15/2023	130,314
192,000	4.200%, 9/15/2028	193,675
	Siemens Financieringsmaatschappij NV
636,000	4.200%, 3/16/2047[e]	656,645
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[e]	197,438
	Textron, Inc.
250,000	7.250%, 10/1/2019	256,869
510,000	3.375%, 3/1/2028	476,478
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	440,438
	United Technologies Corporation
700,000	4.450%, 11/16/2038	705,422
390,000	4.050%, 5/4/2047	364,283

	Total	13,949,914

Collateralized Mortgage Obligations (1.1%)
	Ajax Mortgage Loan Trust
1,122,614	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,e	1,131,256
	Alternative Loan Trust
183,216	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	153,173
	Angel Oak Mortgage Trust I, LLC
104,734	3.500%, 7/25/2046, Ser. 2016-1, Class A1[e]	104,361
2,271,779	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,e]	2,271,698
	Bayview Opportunity Master Fund Trust
591,076	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,e	586,346
	CHL Mortgage Pass-Through Trust
2,779,370	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	2,337,027
	CIM Trust
1,842,812	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,e]	1,925,234

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
	Citigroup Mortgage Loan Trust, Inc.
$241,513	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	$240,056
	COLT Mortgage Loan Trust
461,226	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,e	458,338
	Countrywide Alternative Loan Trust
261,214	3.848%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	227,207
298,279	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	240,656
153,978	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	145,060
809,135	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	664,690
813,335	7.000%, 10/25/2037, Ser. 2007-24, Class A10	479,494
	Countrywide Home Loans, Inc.
289,833	5.750%, 4/25/2037, Ser. 2007-3, Class A27	232,314
	Credit Suisse Mortgage Trust
1,343,724	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,e]	1,360,983
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
191,494	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	171,747
	Ellington Financial Mortgage Trust
859,822	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,e	859,709
	Federal Home Loan Mortgage Corporation
894,981	4.000%, 7/15/2031, Ser. 4104, Class KIg	96,772
634,086	3.000%, 2/15/2033, Ser. 4170, Class IGg	69,537
	Federal National Mortgage Association
1,232,866	3.500%, 1/25/2033, Ser. 2012-150, Class YIg	153,153
	Galton Funding Mortgage Trust 2017-1
1,342,089	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,e]	1,362,538
	GS Mortgage-Backed Securities Trust
1,475,878	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ae	1,483,985
	Impac Secured Assets Trust
1,051,812	2.750%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	878,246
	J.P. Morgan Mortgage Trust
131,934	4.199%, 6/25/2036, Ser. 2006-A4, Class 1A2[b]	125,611
59,297	4.214%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	51,286
612,508	2.890%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	306,894
788,432	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	433,959
	MASTR Alternative Loans Trust
215,302	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	218,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
$416,449	2.960%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	$187,735
	Merrill Lynch Alternative Note Asset Trust
216,461	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	165,820
	Mill City Mortgage Loan Trust
1,057,246	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,e]	1,050,056
	MortgageIT Trust
1,692,838	2.710%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,505,717
	Preston Ridge Partners Mortgage, LLC
850,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,e,h]	848,725
	Pretium Mortgage Credit Partners, LLC
489,500	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[e,f]	484,788
	RCO 2017-INV1 Trust
652,021	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,e	640,603
	RCO Mortgage, LLC
1,240,878	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,e]	1,245,354
	Verus Securitization Trust
363,699	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,e]	360,698
560,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,e]	552,123
	WaMu Mortgage Pass Through Certificates
60,837	3.872%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	56,809
244,776	3.883%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	235,825

	Total	26,103,827

Commercial Mortgage-Backed Securities (1.1%)
	BANK 2018-BNK13
1,600,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[b]	1,683,319
	Benchmark Mortgage Trust
1,175,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	1,237,388
	CSAIL Commercial Mortgage Trust
1,300,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	1,312,361
	Federal Home Loan Mortgage Corporation - REMIC
4,775,000	3.859%, 11/25/2028, Ser. K086, Class A2[b]	5,006,231
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,975,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,i]	2,077,903
	Federal National Mortgage Association
1,300,000	3.640%, 6/1/2028	1,321,558
350,000	3.710%, 7/1/2028	361,270

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Commercial Mortgage-Backed Securities (1.1%) - continued
	Federal National Mortgage Association - ACES
$800,000	2.597%, 12/25/2026, Ser. 2017-M3, Class A2[b]	$764,103
1,225,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	1,193,117
1,600,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	1,570,052
	Federal National Mortgage Association Grantor Trust
1,573,030	2.898%, 6/25/2027, Ser. 2017-T1, Class Ai	1,528,287
	GS Mortgage Securities Trust
821,739	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	840,270
1,200,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	1,227,322
1,400,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,391,748
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	699,022
	Morgan Stanley Capital I, Inc.
1,950,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	2,042,043
	UBS Commercial Mortgage Trust
1,350,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	1,417,211
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	505,424

	Total	26,178,629

Communications Services (1.1%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	326,002
720,000	6.400%, 12/15/2035	911,829
	AMC Networks, Inc.
440,000	5.000%, 4/1/2024	436,700
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	255,340
	American Tower Corporation
380,000	3.300%, 2/15/2021	379,994
	AT&T, Inc.
235,000	3.800%, 3/1/2024	237,927
244,000	4.100%, 2/15/2028	242,154
235,000	4.300%, 2/15/2030	232,076
315,000	5.250%, 3/1/2037	319,749
300,000	4.900%, 8/15/2037	292,922
228,000	6.350%, 3/15/2040	250,520
285,000	5.550%, 8/15/2041	295,592
152,000	4.750%, 5/15/2046	141,691
540,000	5.450%, 3/1/2047	552,326
	British Sky Broadcasting Group plc
315,000	3.125%, 11/26/2022[e]	313,153
	British Telecommunications plc
625,000	4.500%, 12/4/2023	643,867
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[e]	615,144
275,000	5.500%, 5/1/2026[e]	274,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Communications Services (1.1%) - continued
	CCOH Safari, LLC
$200,000	5.750%, 2/15/2026[e]	$203,500
	Charter Communications Operating, LLC
149,000	6.834%, 10/23/2055	161,081
300,000	4.500%, 2/1/2024	305,636
430,000	4.200%, 3/15/2028	415,572
1,075,000	6.484%, 10/23/2045	1,157,075
	Clear Channel Worldwide Holdings, Inc.
570,000	6.500%, 11/15/2022	582,825
	Comcast Corporation
575,000	4.950%, 10/15/2058	608,528
370,000	4.049%, 11/1/2052	344,471
250,000	2.750%, 3/1/2023	246,455
130,000	3.417%, (LIBOR 3M + 0.630%), 4/15/2024[b]	128,168
355,000	3.950%, 10/15/2025	367,432
575,000	4.250%, 10/15/2030	596,971
630,000	4.400%, 8/15/2035	633,421
410,000	4.750%, 3/1/2044	426,100
250,000	4.600%, 8/15/2045	255,166
	Cox Communications, Inc.
420,000	3.350%, 9/15/2026[e]	396,067
156,000	4.600%, 8/15/2047[e]	140,912
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	358,155
234,000	5.250%, 1/15/2023	246,546
312,000	3.200%, 9/1/2024	298,994
	CSC Holdings, LLC
65,000	5.500%, 4/15/2027[e]	63,536
	Digicel, Ltd.
775,000	6.000%, 4/15/2021[d,e]	715,325
	Discovery Communications, LLC
390,000	4.900%, 3/11/2026	399,114
640,000	5.000%, 9/20/2037	599,650
	Gray Television, Inc.
475,000	5.875%, 7/15/2026[e]	466,688
	Intelsat Jackson Holdings SA
295,000	8.500%, 10/15/2024[e]	297,950
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	592,025
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	202,438
	Moody’s Corporation
209,000	2.750%, 12/15/2021	205,952
	Neptune Finco Corporation
499,000	10.875%, 10/15/2025[e]	575,098
	Netflix, Inc.
590,000	4.875%, 4/15/2028	560,500
	Nexstar Escrow Corporation
221,000	5.625%, 8/1/2024[e]	213,818
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	151,537
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[e]	174,805
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	394,949
	Sprint Corporation
665,000	7.625%, 2/15/2025	695,125
	Telecom Italia SPA
450,000	5.303%, 5/30/2024[e]	427,500
	Telefonica Emisiones SAU
470,000	4.665%, 3/6/2038	437,717

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Communications Services (1.1%) - continued
	Time Warner Entertainment Company, LP
$379,000	8.375%, 3/15/2023	$438,310
	Verizon Communications, Inc.
480,000	3.500%, 11/1/2021	487,469
684,000	5.150%, 9/15/2023	744,287
298,000	3.376%, 2/15/2025	297,642
170,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	168,769
242,000	4.272%, 1/15/2036	235,400
624,000	4.862%, 8/21/2046	639,805
543,000	4.522%, 9/15/2048	530,423
	Viacom, Inc.
160,000	4.250%, 9/1/2023	162,427
338,000	6.875%, 4/30/2036	384,706
228,000	5.850%, 9/1/2043	234,392
	Virgin Media Secured Finance plc
465,000	5.250%, 1/15/2026[e]	458,025
	Windstream Services, LLC
420,000	8.625%, 10/31/2025[e]	395,850

	Total	26,945,605

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
400,000	5.000%, 10/1/2024[e]	394,000
	Amazon.com, Inc.
195,000	3.150%, 8/22/2027	193,350
390,000	3.875%, 8/22/2037	390,729
234,000	4.050%, 8/22/2047	237,408
	American Honda Finance Corporation
330,000	2.000%, 2/14/2020	327,086
	Aptiv plc
380,000	3.150%, 11/19/2020	378,828
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	767,250
	D.R. Horton, Inc.
365,000	2.550%, 12/1/2020	358,730
	Daimler Finance North America, LLC
304,000	3.371%, (LIBOR 3M + 0.620%), 10/30/2019[b,e]	304,238
425,000	3.132%, (LIBOR 3M + 0.550%), 5/4/2021[b,e]	422,292
	Delphi Jersey Holdings plc
580,000	5.000%, 10/1/2025[e]	497,350
	Ford Motor Credit Company, LLC
285,000	2.262%, 3/28/2019	284,463
152,000	2.459%, 3/27/2020	149,396
114,000	3.200%, 1/15/2021	111,461
650,000	5.596%, 1/7/2022	659,011
115,000	4.083%, (LIBOR 3M + 1.270%), 3/28/2022[b]	109,634
600,000	2.979%, 8/3/2022	556,768
	General Motors Company
560,000	3.667%, (LIBOR 3M + 0.900%), 9/10/2021[b]	548,240
700,000	5.000%, 10/1/2028	680,050
	General Motors Financial Company, Inc.
125,000	3.727%, (LIBOR 3M + 0.930%), 4/13/2020[b]	124,534
152,000	4.200%, 3/1/2021	153,213
460,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	453,943
400,000	3.150%, 6/30/2022	387,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Cyclical (0.9%) - continued
$152,000	3.950%, 4/13/2024	$146,289
360,000	4.300%, 7/13/2025	344,933
	Home Depot, Inc.
375,000	5.400%, 9/15/2040	436,769
228,000	4.250%, 4/1/2046	235,208
390,000	3.900%, 6/15/2047	376,484
	Hyundai Capital America
374,000	2.550%, 4/3/2020[e]	369,545
228,000	3.000%, 10/30/2020[e]	225,670
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[d,e]	248,062
	KB Home
358,000	4.750%, 5/15/2019	357,105
	L Brands, Inc.
270,000	5.625%, 2/15/2022	274,725
	Landry’s, Inc.
480,000	6.750%, 10/15/2024[e]	480,000
	Lear Corporation
325,000	5.250%, 1/15/2025	332,760
	Lennar Corporation
350,000	4.125%, 1/15/2022	348,355
620,000	4.875%, 12/15/2023	620,000
350,000	4.500%, 4/30/2024	343,875
	Live Nation Entertainment, Inc.
325,000	5.375%, 6/15/2022[e]	327,438
295,000	5.625%, 3/15/2026[e]	297,950
	Macy’s Retail Holdings, Inc.
580,000	2.875%, 2/15/2023	530,397
	Mastercard, Inc.
550,000	3.950%, 2/26/2048	561,745
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	225,113
304,000	2.625%, 1/15/2022	302,132
470,000	4.450%, 3/1/2047	464,039
	MGM Resorts International
590,000	6.000%, 3/15/2023	612,125
	Navistar International Corporation
555,000	6.625%, 11/1/2025[e]	555,000
	New Red Finance, Inc.
485,000	4.250%, 5/15/2024[e]	469,238
	Nissan Motor Acceptance Corporation
252,000	2.150%, 9/28/2020[e]	246,625
	Prime Security Services Borrower, LLC
515,000	9.250%, 5/15/2023[e]	544,613
	Scientific Games International, Inc.
540,000	5.000%, 10/15/2025[e]	511,812
	Six Flags Entertainment Corporation
490,000	4.875%, 7/31/2024[e]	485,100
	Volkswagen Group of America Finance, LLC
725,000	4.250%, 11/13/2023[e]	733,366
475,000	4.750%, 11/13/2028[e]	468,922

	Total	20,964,855

Consumer Non-Cyclical (1.6%)
	Abbott Laboratories
390,000	2.900%, 11/30/2021	389,675
133,000	3.400%, 11/30/2023	134,690
133,000	3.750%, 11/30/2026	135,433
643,000	4.750%, 11/30/2036	693,655
320,000	4.900%, 11/30/2046	356,139
	AbbVie, Inc.
575,000	2.500%, 5/14/2020	571,572

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.6%) - continued
$390,000	3.600%, 5/14/2025	$385,318
175,000	4.700%, 5/14/2045	163,253
	Albertson’s Companies, LLC
560,000	7.500%, 3/15/2026[e,h]	560,000
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	148,686
190,000	2.625%, 9/16/2026	168,028
	Amgen, Inc.
468,000	2.200%, 5/11/2020	463,822
150,000	3.125%, 5/1/2025	146,915
	Anheuser-Busch Companies, LLC
800,000	3.650%, 2/1/2026[d,e]	786,131
608,000	4.700%, 2/1/2036[e]	582,809
	Anheuser-Busch InBev Finance, Inc.
165,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	165,788
	Anheuser-Busch InBev Worldwide, Inc.
950,000	4.750%, 4/15/2058	845,613
280,000	3.537%, (LIBOR 3M + 0.740%), 1/12/2024[b]	272,982
495,000	4.375%, 4/15/2038	452,654
495,000	4.600%, 4/15/2048	450,042
	Anthem, Inc.
390,000	4.625%, 5/15/2042	377,842
	BAT Capital Corporation
156,000	2.297%, 8/14/2020	153,965
234,000	3.222%, 8/15/2024	224,525
312,000	4.540%, 8/15/2047	256,087
	Baxalta, Inc.
201,000	4.000%, 6/23/2025	199,403
	Bayer U.S. Finance II, LLC
540,000	4.250%, 12/15/2025[e]	537,742
550,000	4.875%, 6/25/2048[e]	521,673
	Becton, Dickinson and Company
341,000	3.734%, 12/15/2024	339,952
650,000	3.700%, 6/6/2027	635,091
234,000	4.669%, 6/6/2047	234,549
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	112,997
175,000	3.850%, 5/15/2025	177,636
375,000	4.000%, 3/1/2028	377,515
228,000	7.375%, 1/15/2040	292,424
	Bunge, Ltd. Finance Corporation
114,000	3.500%, 11/24/2020	113,892
	Celgene Corporation
630,000	2.875%, 8/15/2020	628,827
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	79,603
	Cigna Corporation
90,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,e]	88,838
490,000	4.125%, 11/15/2025[e]	500,197
660,000	3.050%, 10/15/2027	611,506
605,000	4.800%, 8/15/2038[e]	617,522
	Clorox Company
505,000	3.100%, 10/1/2027	485,232
	Conagra Brands, Inc.
300,000	3.800%, 10/22/2021	301,456
380,000	4.300%, 5/1/2024	383,200
	Constellation Brands, Inc.
360,000	3.600%, 2/15/2028	344,241
	CVS Caremark Corporation
75,000	4.000%, 12/5/2023	76,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.6%) - continued
	CVS Health Corporation
$90,000	3.350%, 3/9/2021	$90,322
180,000	3.700%, 3/9/2023	181,396
465,000	4.100%, 3/25/2025	473,492
935,000	4.875%, 7/20/2035	941,074
910,000	4.780%, 3/25/2038	914,324
540,000	5.050%, 3/25/2048	555,200
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[e]	340,051
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[e]	511,650
	Express Scripts Holding Company
152,000	3.000%, 7/15/2023	148,768
690,000	4.800%, 7/15/2046	692,124
	Forest Laboratories, LLC
83,000	4.875%, 2/15/2021[e]	85,267
	Grupo Bimbo SAB de CV
260,000	4.700%, 11/10/2047[e]	241,150
	HCA, Inc.
305,000	5.250%, 6/15/2026	321,394
270,000	4.500%, 2/15/2027	272,106
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[e]	361,285
	JBS USA, LLC
325,000	5.750%, 6/15/2025[e]	324,187
	Kellogg Company
675,000	3.250%, 5/14/2021	671,752
	Kimberly-Clark Corporation
390,000	3.900%, 5/4/2047	382,324
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	289,640
	Kraft Heinz Foods Company
650,000	3.375%, 6/15/2021	650,435
	Kroger Company
200,000	2.800%, 8/1/2022	196,463
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,649
	Maple Escrow Subsidiary, Inc.
450,000	3.551%, 5/25/2021[e]	451,942
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	151,933
	Medtronic, Inc.
1,185,000	4.375%, 3/15/2035	1,244,651
160,000	4.625%, 3/15/2045	174,236
	Merck & Company, Inc.
70,000	3.700%, 2/10/2045	68,761
	Mondelez International Holdings Netherlands BV
335,000	2.000%, 10/28/2021[e]	324,195
	Mondelez International, Inc.
118,000	3.061%, (LIBOR 3M + 0.520%), 2/1/2019[b]	118,000
	Mylan, Inc.
65,000	3.125%, 1/15/2023[e]	61,817
295,000	4.550%, 4/15/2028	283,332
	Nestle Holdings, Inc.
1,000,000	3.900%, 9/24/2038[e]	1,005,868
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	292,435
	Perrigo Finance Unlimited Company
560,000	4.900%, 12/15/2044	442,068
	Pilgrim’s Pride Corporation
535,000	5.750%, 3/15/2025[e]	524,300

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.6%) - continued
	Post Holdings, Inc.
$475,000	5.500%, 3/1/2025[e]	$472,625
	Reynolds American, Inc.
481,000	5.700%, 8/15/2035	483,554
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[e]	233,513
	Shire Acquisitions Investments Ireland Designated Activity Company
462,000	2.400%, 9/23/2021	449,640
	Simmons Foods, Inc.
545,000	5.750%, 11/1/2024[e]	445,537
	Smithfield Foods, Inc.
365,000	2.700%, 1/31/2020[e]	360,579
275,000	2.650%, 10/3/2021[e]	261,084
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	627,000
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	214,463
	Tyson Foods, Inc.
156,000	3.550%, 6/2/2027	150,260
	UnitedHealth Group, Inc.
50,000	3.350%, 7/15/2022	50,634
420,000	2.950%, 10/15/2027	406,221
685,000	4.625%, 7/15/2035	750,622
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[e]	855,225
	Zimmer Biomet Holdings, Inc.
575,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	572,795
	Zoetis, Inc.
509,000	4.700%, 2/1/2043	517,041

	Total	37,274,118

Energy (1.3%)
	Alliance Resource Operating Partners, LP
470,000	7.500%, 5/1/2025[e]	488,212
	Anadarko Petroleum Corporation
371,000	4.850%, 3/15/2021	380,219
550,000	5.550%, 3/15/2026	588,338
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	474,406
	BP Capital Markets America, Inc.
85,000	3.119%, 5/4/2026	82,724
	BP Capital Markets plc
463,000	3.535%, 11/4/2024	473,706
588,000	3.279%, 9/19/2027	576,103
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	309,826
	Canadian Oil Sands, Ltd.
210,000	9.400%, 9/1/2021[e]	232,409
	Cheniere Corpus Christi Holdings, LLC
500,000	7.000%, 6/30/2024	551,150
430,000	5.875%, 3/31/2025	450,962
	Cheniere Energy Partners, LP
695,000	5.625%, 10/1/2026[e]	696,640
	Chesapeake Energy Corporation
290,000	7.000%, 10/1/2024[d]	282,750
	ConocoPhillips
390,000	6.500%, 2/1/2039	508,197
	Continental Resources, Inc.
320,000	5.000%, 9/15/2022	321,585
550,000	4.375%, 1/15/2028	547,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.3%) - continued
	Dominion Gas Holdings, LLC
$480,000	2.500%, 12/15/2019	$478,873
	El Paso Pipeline Partners Operating Company, LLC
230,000	4.300%, 5/1/2024	235,673
	Enbridge Energy Partners, LP
400,000	5.875%, 10/15/2025	442,422
	Enbridge, Inc.
300,000	2.900%, 7/15/2022	293,635
	Encana Corporation
70,000	3.900%, 11/15/2021	70,504
	Energy Transfer Equity, LP
675,000	5.500%, 6/1/2027	700,312
	Energy Transfer Operating, LP
125,000	4.200%, 9/15/2023	125,962
570,000	6.000%, 6/15/2048	585,073
	Energy Transfer Partners, LP
215,000	4.900%, 3/15/2035	198,407
175,000	5.150%, 2/1/2043	161,625
	Eni SPA
560,000	4.000%, 9/12/2023[e]	564,906
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	145,119
115,000	4.850%, 7/15/2026	107,812
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	205,020
	EQM Midstream Partners, LP
550,000	4.750%, 7/15/2023	557,851
	EQT Corporation
160,000	8.125%, 6/1/2019	162,180
175,000	4.875%, 11/15/2021	179,339
454,000	3.900%, 10/1/2027	411,185
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	131,132
	Hess Corporation
710,000	3.500%, 7/15/2024	679,534
255,000	6.000%, 1/15/2040	250,284
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	231,180
380,000	6.500%, 9/1/2039	427,826
	Kinder Morgan, Inc.
440,000	6.500%, 9/15/2020	461,347
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	228,339
	Marathon Oil Corporation
228,000	2.700%, 6/1/2020	225,449
555,000	6.600%, 10/1/2037	632,687
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	115,026
468,000	4.750%, 12/15/2023[e]	485,748
312,000	6.500%, 3/1/2041	346,489
	MPLX, LP
700,000	4.875%, 12/1/2024	729,128
468,000	4.875%, 6/1/2025	487,269
240,000	4.125%, 3/1/2027	234,724
	Nabors Industries, Inc.
275,000	5.750%, 2/1/2025	239,250
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	430,500
	ONEOK Partners, LP
270,000	3.800%, 3/15/2020	271,053
	Parsley Energy, LLC
230,000	5.625%, 10/15/2027[e]	227,987
	PBF Holding Company, LLC
410,000	7.250%, 6/15/2025	407,950

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.3%) - continued
	Petroleos Mexicanos
$299,000	6.000%, 3/5/2020	$304,606
	Phillips 66
350,000	3.900%, 3/15/2028	350,955
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	156,898
	Plains All American Pipeline, LP
390,000	5.000%, 2/1/2021	397,245
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	321,288
	Sabine Pass Liquefaction, LLC
230,000	6.250%, 3/15/2022	245,069
270,000	5.625%, 4/15/2023	285,626
320,000	5.750%, 5/15/2024	344,050
	Schlumberger Holdings Corporation
540,000	4.000%, 12/21/2025[e]	548,110
	Shell International Finance BV
90,000	3.068%, (LIBOR 3M + 0.450%), 5/11/2020[b]	90,472
	Southwestern Energy Company
545,000	7.500%, 4/1/2026	561,350
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	210,861
	Sunoco, LP
195,000	5.500%, 2/15/2026	192,561
290,000	5.875%, 3/15/2028	283,112
	Tallgrass Energy Partners, LP
820,000	5.500%, 1/15/2028[e]	797,450
	Targa Resources Partners, LP
1,050,000	5.250%, 5/1/2023	1,051,312
	Transocean Guardian, Ltd.
519,750	5.875%, 1/15/2024[e]	522,349
	W&T Offshore, Inc.
555,000	9.750%, 11/1/2023[e]	542,513
	Weatherford International, Ltd.
148,000	4.500%, 4/15/2022	93,980
206,000	8.250%, 6/15/2023[d]	131,325
	Western Gas Partners, LP
312,000	4.000%, 7/1/2022	313,057
175,000	4.500%, 3/1/2028	168,886
	Williams Companies, Inc.
420,000	7.500%, 1/15/2031	509,641
	Williams Partners, LP
190,000	4.000%, 11/15/2021	191,960
115,000	3.600%, 3/15/2022	115,390
195,000	4.500%, 11/15/2023	200,367
320,000	6.300%, 4/15/2040	365,901
	Woodside Finance, Ltd.
420,000	3.650%, 3/5/2025[e]	405,919
165,000	3.700%, 3/15/2028[e]	153,580
	WPX Energy, Inc.
390,000	5.750%, 6/1/2026	388,050

	Total	30,077,217

Financials (3.5%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[e]	305,216
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	238,727
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	150,267
152,000	4.625%, 10/30/2020	153,805
390,000	5.000%, 10/1/2021	399,625
152,000	4.625%, 7/1/2022	152,550
275,000	3.500%, 1/15/2025	256,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
	Air Lease Corporation
$345,000	2.500%, 3/1/2021	$337,147
130,000	3.500%, 1/15/2022	129,065
	Aircastle, Ltd.
650,000	5.000%, 4/1/2023	659,923
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	210,262
400,000	4.125%, 3/30/2020	400,500
	American Express Company
278,000	2.200%, 10/30/2020	274,704
	American Express Credit Corporation
165,000	3.351%, (LIBOR 3M + 0.550%), 3/18/2019[b]	165,134
468,000	1.875%, 5/3/2019	466,995
730,000	2.200%, 3/3/2020	725,281
	American International Group, Inc.
80,000	3.300%, 3/1/2021	80,598
228,000	4.125%, 2/15/2024	233,196
475,000	3.750%, 7/10/2025	467,639
450,000	3.900%, 4/1/2026	445,980
	Ares Capital Corporation
750,000	3.875%, 1/15/2020	751,894
	ASP AMC Merger Sub, Inc.
550,000	8.000%, 5/15/2025[e]	275,000
	AvalonBay Communities, Inc.
325,000	3.500%, 11/15/2025	323,991
	Aviation Capital Group, LLC
500,000	2.875%, 1/20/2022[e]	485,020
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,j]	587,837
600,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	592,494
	Bank of America Corporation
140,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	140,180
200,000	2.369%, 7/21/2021[b]	198,048
241,000	2.328%, 10/1/2021[b]	237,959
450,000	3.499%, 5/17/2022[b]	453,896
285,000	3.300%, 1/11/2023	286,672
320,000	2.881%, 4/24/2023[b]	316,151
312,000	4.000%, 4/1/2024	321,081
900,000	4.000%, 1/22/2025	907,551
420,000	3.093%, 10/1/2025[b]	409,622
230,000	3.500%, 4/19/2026	227,987
468,000	4.183%, 11/25/2027	470,088
325,000	3.824%, 1/20/2028[b]	323,797
389,000	5.875%, 2/7/2042	473,034
	Bank of Montreal
390,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	390,597
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	376,902
	Bank of Nova Scotia
725,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	724,790
325,000	2.700%, 3/7/2022	321,592
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
70,000	2.850%, 9/8/2021[e]	69,289
	Barclays Bank plc
78,000	10.179%, 6/12/2021[e]	88,317
	Barclays plc
555,000	3.250%, 1/12/2021	549,029
600,000	4.610%, 2/15/2023[b]	602,690
315,000	3.650%, 3/16/2025	300,900

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
	BB&T Corporation
$85,000	3.502%, (LIBOR 3M + 0.715%), 1/15/2020[b]	$85,358
	BNP Paribas SA
500,000	4.375%, 3/1/2033[b,e]	474,366
	Boston Properties, LP
450,000	4.500%, 12/1/2028	464,807
	BPCE SA
588,000	3.500%, 10/23/2027[e]	547,057
	Capital One Financial Corporation
180,000	2.450%, 4/24/2019	179,825
273,000	2.500%, 5/12/2020	271,078
1,000,000	3.450%, 4/30/2021	1,004,883
304,000	3.050%, 3/9/2022	300,085
	Capital One NA
400,000	2.350%, 1/31/2020	397,477
	Cboe Global Markets, Inc.
175,000	1.950%, 6/28/2019	174,306
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	594,500
	Citigroup, Inc.
115,000	3.574%, (LIBOR 3M + 0.770%), 4/8/2019[b]	115,125
315,000	2.700%, 3/30/2021	312,864
360,000	2.750%, 4/25/2022	355,751
188,000	4.050%, 7/30/2022	191,728
265,000	3.142%, 1/24/2023[b]	263,440
655,000	4.400%, 6/10/2025	668,542
304,000	3.200%, 10/21/2026	291,058
468,000	3.668%, 7/24/2028[b]	458,255
228,000	4.125%, 7/25/2028	226,109
425,000	3.520%, 10/27/2028[b]	411,038
550,000	3.878%, 1/24/2039[b]	521,221
324,000	4.650%, 7/23/2048	340,200
	Citizens Bank NA
325,000	2.200%, 5/26/2020	320,817
	Comerica, Inc.
130,000	3.700%, 7/31/2023	131,227
	Commerzbank AG
390,000	8.125%, 9/19/2023[e]	432,117
	Commonwealth Bank of Australia
228,000	2.250%, 3/10/2020[e]	226,388
540,000	3.488%, (LIBOR 3M + 0.700%), 3/16/2023[b,e]	539,085
	Compass Bank
288,000	2.750%, 9/29/2019	286,949
425,000	3.500%, 6/11/2021	424,615
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
432,000	3.950%, 11/9/2022	435,163
936,000	4.625%, 12/1/2023	959,858
	Credit Agricole SA
140,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,e]	140,207
500,000	3.375%, 1/10/2022[e]	496,161
	Credit Suisse AG
152,000	5.400%, 1/14/2020	155,139
	Credit Suisse Group AG
420,000	2.997%, 12/14/2023[b,e]	404,302
350,000	7.250%, 9/12/2025[b,e,j]	346,500
350,000	3.869%, 1/12/2029[b,e]	334,204
	Credit Suisse Group Funding (Guernsey), Ltd.
375,000	3.125%, 12/10/2020	374,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
	Credit Suisse Group Funding, Ltd.
$304,000	3.750%, 3/26/2025	$297,243
	Deutsche Bank AG
288,000	2.700%, 7/13/2020	282,119
468,000	3.375%, 5/12/2021	456,354
190,000	4.250%, 10/14/2021	188,070
570,000	4.875%, 12/1/2032[b]	479,946
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	95,588
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	341,033
	Discover Bank
355,000	8.700%, 11/18/2019	369,196
280,000	3.100%, 6/4/2020	279,324
480,000	4.682%, 8/9/2028[b]	479,650
	Duke Realty, LP
70,000	3.875%, 2/15/2021	70,651
210,000	4.375%, 6/15/2022	216,954
	ERP Operating, LP
75,000	3.375%, 6/1/2025	74,502
	European Investment Bank
215,000	1.875%, 3/15/2019	214,856
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	530,330
	Fifth Third Bancorp
164,000	2.875%, 7/27/2020	163,798
80,000	2.875%, 10/1/2021	79,318
260,000	2.600%, 6/15/2022	254,139
	Five Corners Funding Trust
865,000	4.419%, 11/15/2023[e]	899,897
	GE Capital International Funding Company
3,010,000	4.418%, 11/15/2035	2,690,862
	Goldman Sachs Group, Inc.
911,000	5.375%, 3/15/2020	934,334
115,000	3.932%, (LIBOR 3M + 1.160%), 4/23/2020[b]	115,758
550,000	5.375%, 5/10/2020[b,j]	547,250
958,000	5.250%, 7/27/2021	1,004,719
540,000	2.876%, 10/31/2022[b]	532,002
312,000	2.908%, 6/5/2023[b]	305,792
550,000	3.691%, 6/5/2028[b]	533,890
795,000	4.750%, 10/21/2045	822,506
	Hartford Financial Services Group, Inc.
618,000	5.125%, 4/15/2022	650,914
	HCP, Inc.
380,000	4.000%, 12/1/2022	382,324
140,000	3.400%, 2/1/2025	134,960
	HSBC Holdings plc
575,000	3.400%, 3/8/2021	578,588
300,000	6.875%, 6/1/2021[b,j]	312,000
250,000	2.650%, 1/5/2022	246,117
230,000	3.600%, 5/25/2023	231,690
275,000	3.900%, 5/25/2026	273,895
	HSBC USA, Inc.
480,000	2.350%, 3/5/2020	477,013
	Icahn Enterprises, LP
205,000	6.750%, 2/1/2024	211,150
275,000	6.375%, 12/15/2025	281,188
	ING Groep NV
245,000	3.150%, 3/29/2022	243,192
525,000	4.100%, 10/2/2023	531,588

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
	International Lease Finance Corporation
$150,000	5.875%, 8/15/2022	$157,262
	Intesa Sanpaolo SPA
290,000	3.125%, 7/14/2022[e]	272,513
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	543,250
	J.P. Morgan Chase & Company
90,000	2.250%, 1/23/2020	89,523
325,000	3.418%, (LIBOR 3M + 0.680%), 6/1/2021[b]	325,802
180,000	2.295%, 8/15/2021	176,819
400,000	4.500%, 1/24/2022	416,700
350,000	2.972%, 1/15/2023	347,301
228,000	3.200%, 1/25/2023	229,278
385,000	2.700%, 5/18/2023	378,221
165,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	167,022
280,000	3.625%, 5/13/2024	283,800
550,000	3.125%, 1/23/2025	539,487
800,000	3.900%, 7/15/2025	816,421
250,000	3.300%, 4/1/2026	245,358
575,000	4.203%, 7/23/2029[b]	589,365
500,000	4.452%, 12/5/2029[b]	522,927
470,000	3.882%, 7/24/2038[b]	449,885
	J.P. Morgan Chase Bank NA
650,000	3.086%, 4/26/2021[b]	649,597
	KeyBank NA
250,000	2.350%, 3/8/2019	249,990
	KeyCorp
350,000	2.900%, 9/15/2020	348,954
	Kimco Realty Corporation
624,000	3.300%, 2/1/2025	603,767
	Kookmin Bank
250,000	1.625%, 8/1/2019[e]	248,075
	Liberty Mutual Group, Inc.
152,000	4.950%, 5/1/2022[e]	158,421
	Liberty Property, LP
435,000	3.750%, 4/1/2025	430,570
	Lloyds Bank plc
325,000	3.079%, (LIBOR 3M + 0.490%), 5/7/2021[b]	323,151
	Lloyds Banking Group plc
425,000	2.907%, 11/7/2023[b]	407,749
	Marsh & McLennan Companies, Inc.
500,000	3.875%, 3/15/2024	509,665
	MassMutual Global Funding
250,000	2.750%, 6/22/2024[e]	242,035
	MetLife, Inc.
290,000	4.050%, 3/1/2045	279,950
	Mitsubishi UFJ Financial Group, Inc.
450,000	2.190%, 9/13/2021	437,457
525,000	3.455%, 3/2/2023	527,738
390,000	3.287%, 7/25/2027	377,740
	Morgan Stanley
152,000	5.550%, 7/15/2020[b,j]	152,760
640,000	2.500%, 4/21/2021	631,795
380,000	2.625%, 11/17/2021	375,033
130,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	131,088
351,000	2.750%, 5/19/2022	345,910
180,000	4.875%, 11/1/2022	188,519
355,000	3.125%, 1/23/2023	353,114
300,000	4.000%, 7/23/2025	307,970
450,000	4.350%, 9/8/2026	455,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
$468,000	3.591%, 7/22/2028[b]	$456,988
420,000	3.772%, 1/24/2029[b]	416,037
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	459,800
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	176,820
	National City Corporation
438,000	6.875%, 5/15/2019	442,950
	New York Life Global Funding
234,000	2.300%, 6/10/2022[e]	226,710
	Park Aerospace Holdings, Ltd.
540,000	5.500%, 2/15/2024[e]	548,775
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	79,702
	Quicken Loans, Inc.
725,000	5.750%, 5/1/2025[e]	699,625
	Realty Income Corporation
320,000	4.125%, 10/15/2026	325,725
	Regency Centers, LP
550,000	4.125%, 3/15/2028	545,428
	Regions Financial Corporation
112,000	3.200%, 2/8/2021	111,978
	Reinsurance Group of America, Inc.
459,000	5.000%, 6/1/2021	475,833
460,000	4.700%, 9/15/2023	478,357
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[e]	109,867
	Royal Bank of Scotland Group plc
390,000	8.625%, 8/15/2021[b,j]	415,233
300,000	3.875%, 9/12/2023	294,579
550,000	5.125%, 5/28/2024	552,689
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	263,586
	Simon Property Group, LP
85,000	2.500%, 9/1/2020	84,464
320,000	2.750%, 2/1/2023	314,421
304,000	4.250%, 11/30/2046	302,059
	SITE Centers Corporation
104,000	4.625%, 7/15/2022	107,014
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[e]	174,815
	Societe Generale SA
234,000	4.750%, 11/24/2025[e]	236,125
	Standard Chartered plc
551,000	2.100%, 8/19/2019[e]	548,181
	State Street Corporation
129,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	129,815
	Sumitomo Mitsui Financial Group, Inc.
295,000	2.784%, 7/12/2022	290,528
255,000	3.102%, 1/17/2023	252,845
228,000	3.010%, 10/19/2026	217,542
	Sumitomo Mitsui Trust Bank, Ltd.
420,000	1.950%, 9/19/2019[e]	417,138
	SunTrust Banks, Inc.
310,000	2.250%, 1/31/2020	307,981
	Svenska Handelsbanken AB
180,000	3.278%, (LIBOR 3M + 0.490%), 6/17/2019[b]	180,223
	Synchrony Financial
546,000	3.000%, 8/15/2019	544,536
75,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	75,040

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.5%) - continued
$85,000	4.250%, 8/15/2024	$82,987
675,000	3.950%, 12/1/2027	618,843
	UBS Group Funding Jersey, Ltd.
228,000	4.125%, 9/24/2025[e]	230,749
	UBS Group Funding Switzerland AG
300,000	3.491%, 5/23/2023[e]	297,684
	USB Realty Corporation
80,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,e,j]	70,400
	Ventas Realty, LP
340,000	3.100%, 1/15/2023	332,981
445,000	4.000%, 3/1/2028	437,578
	Voya Financial, Inc.
576,000	3.125%, 7/15/2024	549,577
	Wells Fargo & Company
305,000	2.550%, 12/7/2020	302,719
355,000	2.625%, 7/22/2022	348,999
340,000	3.069%, 1/24/2023	337,801
304,000	3.450%, 2/13/2023	302,557
285,000	3.000%, 2/19/2025	277,482
325,000	3.000%, 4/22/2026	311,907
304,000	3.000%, 10/23/2026	290,654
550,000	4.900%, 11/17/2045	574,408
	Welltower, Inc.
130,000	3.950%, 9/1/2023	131,021
578,000	4.000%, 6/1/2025	580,223
	ZB NA
575,000	3.500%, 8/27/2021	575,957

	Total	83,135,718

Foreign Government (<0.1%)
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	114,167
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[e]	188,379

	Total	302,546

Mortgage-Backed Securities (8.1%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
20,012,500	4.000%, 2/1/2049[h]	20,494,833
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
928,639	3.000%, 3/15/2045, Ser. 4741, Class GA	927,287
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
68,429	4.274%, (LIBOR 12M + 1.550%), 7/1/2043[b]	70,136
275,897	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	282,674
101,905	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	105,130
42,600,000	3.500%, 2/1/2049[h]	42,812,168
50,180,000	4.000%, 2/1/2049[h]	51,362,954
51,964,000	4.500%, 2/1/2049[h]	53,990,799
10,775,000	5.000%, 3/1/2049[h]	11,316,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Mortgage-Backed Securities (8.1%) - continued
	Government National Mortgage Association Conventional 30-Yr. Pass Through
$9,100,000	4.500%, 2/1/2049[h]	$9,444,983

	Total	190,807,168

Technology (0.8%)
	Apple, Inc.
90,000	2.918%, (LIBOR 3M + 0.300%), 5/6/2020[b]	90,188
195,000	3.000%, 2/9/2024	196,310
312,000	3.200%, 5/11/2027	309,949
430,000	3.000%, 6/20/2027	420,068
670,000	3.000%, 11/13/2027	651,716
410,000	4.500%, 2/23/2036	439,638
228,000	4.650%, 2/23/2046	248,582
380,000	4.250%, 2/9/2047	389,497
570,000	3.750%, 9/12/2047	541,159
	Applied Materials, Inc.
160,000	3.300%, 4/1/2027	159,038
	Avnet, Inc.
225,000	3.750%, 12/1/2021	224,275
	Baidu, Inc.
370,000	3.000%, 6/30/2020	368,431
	Broadcom Corporation
143,000	3.875%, 1/15/2027	131,801
755,000	3.500%, 1/15/2028	669,656
	CDK Global, Inc.
265,000	4.875%, 6/1/2027	257,050
	Cisco Systems, Inc.
120,000	3.238%, (LIBOR 3M + 0.500%), 3/1/2019[b]	120,060
	CommScope Technologies Finance, LLC
500,000	6.000%, 6/15/2025[e]	472,500
	Diamond 1 Finance Corporation
390,000	5.450%, 6/15/2023[e]	407,955
860,000	6.020%, 6/15/2026[e]	898,761
300,000	8.100%, 7/15/2036[e]	345,631
	Equinix, Inc.
540,000	5.750%, 1/1/2025	554,850
	Fidelity National Information Services, Inc.
173,000	3.625%, 10/15/2020	174,138
	Harland Clarke Holdings Corporation
520,000	8.375%, 8/15/2022[e]	487,500
	Hewlett Packard Enterprise Company
130,000	3.500%, 10/5/2021	131,053
550,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	546,056
172,000	4.400%, 10/15/2022	177,879
	Intel Corporation
205,000	3.700%, 7/29/2025	212,035
351,000	4.100%, 5/19/2046	357,652
	Marvell Technology Group, Ltd.
335,000	4.200%, 6/22/2023	334,543
450,000	4.875%, 6/22/2028	448,041
	Microsoft Corporation
475,000	4.750%, 11/3/2055	547,966
475,000	4.200%, 11/3/2035	508,279
1,360,000	3.700%, 8/8/2046	1,355,700
380,000	4.250%, 2/6/2047	408,517
	NetApp, Inc.
265,000	2.000%, 9/27/2019	263,307

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Technology (0.8%) - continued
	NXP BV/NXP Funding, LLC
$575,000	4.875%, 3/1/2024[e]	$589,870
	Oracle Corporation
312,000	2.400%, 9/15/2023	304,146
780,000	2.950%, 5/15/2025	768,963
420,000	3.850%, 7/15/2036	406,011
	Seagate HDD Cayman
280,000	4.750%, 1/1/2025	264,943
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[e]	338,813
	Texas Instruments, Inc.
540,000	4.150%, 5/15/2048	557,874
	Tyco Electronics Group SA
78,000	3.450%, 8/1/2024	77,466
156,000	3.125%, 8/15/2027	146,951
	VMware, Inc.
65,000	2.950%, 8/21/2022	63,006
	Western Digital Corporation
835,000	4.750%, 2/15/2026[d]	776,550

	Total	18,144,374

Transportation (0.1%)
	Air Canada Pass Through Trust
62,231	3.875%, 3/15/2023[e]	60,738
	Burlington Northern Santa Fe, LLC
235,000	5.750%, 5/1/2040	283,307
740,000	5.050%, 3/1/2041	828,483
260,000	4.450%, 3/15/2043	275,496
	CSX Corporation
126,000	3.700%, 11/1/2023	127,301
	Delta Air Lines, Inc.
175,000	2.875%, 3/13/2020	174,008
14,702	4.950%, 11/23/2020	14,766
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	75,185
	United Continental Holdings, Inc.
545,000	4.250%, 10/1/2022	538,187
	XPO Logistics, Inc.
334,000	6.500%, 6/15/2022[e]	341,097

	Total	2,718,568

U.S. Government & Agencies (7.2%)
	Federal National Mortgage Association - ACES
2,225,000	3.640%, 8/25/2030, Ser. 2018-M12, Class A2[b]	2,271,016
	U.S. Treasury Bonds
1,255,000	2.250%, 11/15/2027	1,219,507
22,500,000	2.875%, 5/15/2028	22,961,426
550,000	5.250%, 11/15/2028	672,805
1,175,000	4.375%, 5/15/2040	1,450,207
560,000	3.000%, 5/15/2042	563,216
15,871,000	2.500%, 5/15/2046	14,372,554
1,000,000	2.750%, 8/15/2047	950,508
	U.S. Treasury Bonds, TIPS
10,265,082	0.125%, 1/15/2023	10,034,462
7,095,732	0.375%, 1/15/2027	6,884,061
6,079,596	0.375%, 7/15/2027	5,903,778
	U.S. Treasury Notes
13,530,000	1.500%, 10/31/2019	13,424,825
10,845,000	1.750%, 11/30/2019	10,772,982
420,000	2.250%, 3/31/2020	418,540
21,500,000	1.375%, 9/30/2020	21,109,473
220,000	1.875%, 12/15/2020	217,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
U.S. Government & Agencies (7.2%) - continued
$1,500,000	1.375%, 5/31/2021	$1,463,203
4,773,000	1.125%, 8/31/2021	4,615,081
3,710,000	1.875%, 7/31/2022	3,640,872
19,860,000	2.000%, 11/30/2022	19,543,481
5,270,000	2.500%, 3/31/2023	5,282,352
6,640,000	2.125%, 7/31/2024	6,522,503
1,640,000	2.250%, 11/15/2024	1,618,923
4,000,000	2.125%, 11/30/2024	3,922,188
4,558,977	0.750%, 7/15/2028	4,561,174
	U.S. Treasury Notes, TIPS
4,607,147	0.625%, 4/15/2023	4,587,770

	Total	168,984,544

Utilities (0.9%)
	Ameren Illinois Company
390,000	4.500%, 3/15/2049	413,186
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	474,870
	Appalachian Power Company
155,000	3.300%, 6/1/2027	148,834
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	99,394
	Atmos Energy Corporation
175,000	3.000%, 6/15/2027	169,586
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	104,560
265,000	4.500%, 2/1/2045	269,983
	Calpine Corporation
270,000	5.375%, 1/15/2023	262,575
	CenterPoint Energy, Inc.
130,000	3.850%, 2/1/2024	130,917
355,000	4.250%, 11/1/2028	360,454
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	210,562
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	269,349
130,000	4.350%, 11/15/2045	133,091
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	152,260
114,000	4.500%, 12/1/2045	117,519
	Consumers Energy Company
475,000	4.350%, 4/15/2049	506,522
	Dominion Energy, Inc.
300,000	2.962%, 7/1/2019	299,858
312,000	2.579%, 7/1/2020	310,016
	DTE Electric Company
215,000	3.700%, 3/15/2045	204,408
245,000	3.700%, 6/1/2046	230,919
	DTE Energy Company
40,000	2.400%, 12/1/2019	39,674
	Duke Energy Carolinas, LLC
585,000	3.700%, 12/1/2047	548,949
	Duke Energy Corporation
304,000	3.750%, 9/1/2046	273,658
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	205,048
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	287,587
	Dynegy, Inc.
395,000	7.375%, 11/1/2022	410,800
	Edison International
300,000	2.950%, 3/15/2023	281,714
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019	233,806

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Utilities (0.9%) - continued
	Energy Transfer Operating, LP
$550,000	5.200%, 2/1/2022	$571,619
	Eversource Energy
400,000	2.500%, 3/15/2021	393,128
	Exelon Corporation
165,000	5.100%, 6/15/2045	175,058
234,000	4.450%, 4/15/2046	227,177
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	250,307
265,000	2.950%, 1/15/2020	264,236
	FirstEnergy Corporation
100,000	2.850%, 7/15/2022	97,498
605,000	4.850%, 7/15/2047	613,614
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	85,418
152,000	5.300%, 7/1/2043	166,114
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	572,713
	Mississippi Power Company
310,000	3.950%, 3/30/2028	305,471
	Monongahela Power Company
210,000	5.400%, 12/15/2043[e]	245,050
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	297,129
250,000	3.900%, 11/1/2028	257,410
525,000	3.700%, 3/15/2029	531,167
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	194,856
	NextEra Energy Partners, LP
545,000	4.250%, 9/15/2024[e]	519,276
	NiSource Finance Corporation
156,000	3.490%, 5/15/2027	150,961
435,000	5.650%, 2/1/2045	482,356
	NRG Energy, Inc.
250,000	7.250%, 5/15/2026	270,125
	Oncor Electric Delivery Company, LLC
624,000	3.750%, 4/1/2045	593,615
	Pacific Gas and Electric Company
390,000	3.300%, 3/15/2027[d,k,l]	312,000
365,000	3.300%, 12/1/2027[k,l]	292,000
365,000	3.950%, 12/1/2047[d,k,l]	275,119
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	104,614
156,000	3.400%, 6/1/2023	154,058
365,000	5.000%, 3/15/2044	378,716
	PPL Electric Utilities Corporation
234,000	3.950%, 6/1/2047	229,827
	Public Service Electric & Gas Company
390,000	3.000%, 5/15/2027	375,998
	San Diego Gas and Electric Company
540,000	4.150%, 5/15/2048	516,206
	Sempra Energy
95,000	2.400%, 3/15/2020	94,074
	South Carolina Electric & Gas Company
685,000	5.100%, 6/1/2065	745,732
	Southern California Edison Company
320,000	4.000%, 4/1/2047	279,387
350,000	4.125%, 3/1/2048	315,636
	Southern Company
315,000	2.950%, 7/1/2023	309,309
424,000	3.250%, 7/1/2026	405,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Utilities (0.9%) - continued
$300,000	4.400%, 7/1/2046	$290,269
	Southern Company Gas Capital Corporation
390,000	4.400%, 5/30/2047	366,568
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	98,359
	TerraForm Power Operating, LLC
570,000	5.000%, 1/31/2028[e]	529,387
	Virginia Electric and Power Company
375,000	4.600%, 12/1/2048	394,232

	Total	20,881,306

	Total Long-Term Fixed Income (cost $707,448,461)	703,723,863

Shares	Common Stock (18.4%)	Value
Communications Services (0.7%)
8,902	Activision Blizzard, Inc.	420,530
2,092	Alphabet, Inc., Class Am	2,355,362
1,423	Alphabet, Inc., Class Cm	1,588,594
29,382	AT&T, Inc.	883,223
23,549	Auto Trader Group plc[e]	141,326
25,021	CBS Corporation	1,237,539
29,810	Comcast Corporation	1,090,152
7,350	DISH Network Corporation[m]	225,424
2,160	EchoStar Corporation[m]	88,517
1,446	Electronic Arts, Inc.[m]	133,379
11,549	Facebook, Inc.[m]	1,925,103
2,450	Hemisphere Media Group, Inc.[m]	32,487
4,586	IAC/InterActive Corporation[m]	968,930
457	Ipsos SA	10,603
75,811	ITV plc	128,687
800	Kakaku.com, Inc.	14,045
42,345	KCOM Group plc	38,544
7,700	KDDI Corporation	192,382
7,213	Liberty Latin America, Ltd.[m]	125,759
10,335	Liberty Media Corporation - Liberty SiriusXM[m]	412,987
1,128	Lions Gate Entertainment Corporation, Class B	19,774
8,196	Mediaset Espana Comunicacion SA	57,746
69,765	News Corporation, Class A	895,085
48,721	News Corporation, Class B	629,962
40,452	ORBCOMM, Inc.[m]	329,279
1,472	ProSiebenSat.1 Media AG	26,276
1,101	Rightmove plc	6,818
5,835	Seven West Media, Ltd.[m]	2,294
8,217	Take-Two Interactive Software, Inc.[m]	867,304
12,544	Telenor ASA	237,482
55,979	Telstra Corporation, Ltd.	126,917
6,143	Tencent Holdings, Ltd., ADR	274,039
4,500	TV Asahi Holdings Corporation	83,331
9,000	Twitter, Inc.[m]	302,040
32,502	Verizon Communications, Inc.	1,789,560
1,077	Wolters Kluwer NV	66,979

	Total	17,728,459

Consumer Discretionary (1.8%)
1,941	Amazon.com, Inc.[m]	3,336,055
15,054	American Axle & Manufacturing Holdings, Inc.[m]	222,498
500	AOKI Holdings, Inc.	5,889
400	Aoyama Trading Company, Ltd.	9,995
4,879	Aptiv plc	386,075

Shares	Common Stock (18.4%)	Value
Consumer Discretionary (1.8%) - continued
700	Autobacs Seven Company, Ltd.	$11,721
1,900	Benesse Holdings, Inc.	49,605
1,678	Berkeley Group Holdings plc	82,619
366	Booking Holdings, Inc.[m]	670,808
16,640	BorgWarner, Inc.	680,576
360	Bovis Homes Group plc	4,787
5,500	Bridgestone Corporation	211,703
16,069	Bright Horizons Family Solutions, Inc.[m]	1,860,630
8,390	Bunzl plc	264,554
1,952	Burberry Group plc	46,143
11,210	Burlington Stores, Inc.[m]	1,924,869
13,935	Canada Goose Holdings, Inc.[m]	717,095
3,040	Carnival plc	172,000
2,427	Century Casinos, Inc.[m]	18,615
14,241	Chico’s FAS, Inc.	82,598
8,207	Children’s Place, Inc.	794,109
1,630	Chipotle Mexican Grill, Inc.[m]	863,264
700	Chiyoda Company, Ltd.	11,780
14,200	Citizen Watch Company, Ltd.	75,798
468	Compass Group plc	10,014
13,891	Core-Mark Holding Company, Inc.	387,281
1,520	Countryside Properties plc[e]	6,124
7,182	Crocs, Inc.[m]	206,267
10,462	CSS Industries, Inc.	91,333
9,545	Culp, Inc.	182,309
6,243	D.R. Horton, Inc.	240,043
7,620	Delphi Technologies plc	136,474
4,600	Denso Corporation	211,585
12,376	Dollar Tree, Inc.[m]	1,198,368
25,759	Duluth Holdings, Inc.[d,m]	615,125
12,868	Emerald Expositions Events, Inc.	182,726
100	Exedy Corporation	2,522
8,723	Expedia Group, Inc.	1,040,218
65,274	Extended Stay America, Inc.	1,116,185
12,447	Five Below, Inc.[m]	1,540,067
125	Genuine Parts Company	12,477
10,151	G-III Apparel Group, Ltd.[m]	353,965
306	Gildan Activewear, Inc.	10,356
9,505	Habit Restaurants, Inc.[m]	97,141
10,276	Harley-Davidson, Inc.	378,773
3,424	Haverty Furniture Companies, Inc.	69,747
10,309	Home Depot, Inc.	1,892,011
2,100	Honda Motor Company, Ltd.	63,046
3,569	Inchcape plc	26,855
9,294	International Speedway Corporation	403,824
24,340	Knoll, Inc.	490,694
7,308	Las Vegas Sands Corporation	426,495
15,560	Lowe’s Companies, Inc.	1,496,250
1,600	Lululemon Athletica, Inc.[m]	236,496
4,004	Magna International, Inc.	211,852
5,488	Marks and Spencer Group plc	20,764
3,722	Marriott Vacations Worldwide Corporation	329,546
2,993	McDonald’s Corporation	535,089
21,471	Modine Manufacturing Company[m]	314,121
3,488	Moneysupermarket.com Group plc	13,872
2,288	Netflix, Inc.[m]	776,776
4,600	NHK Spring Company, Ltd.	42,676
10,183	NIKE, Inc.	833,784
36,700	Nissan Motor Company, Ltd.	313,418
15,713	Norwegian Cruise Line Holdings, Ltd.[m]	808,120
16,739	Office Depot, Inc.	49,380
600	Onward Holdings Company, Ltd.	3,508
1,368	O’Reilly Automotive, Inc.[m]	471,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Consumer Discretionary (1.8%) - continued
6,799	Oxford Industries, Inc.	$520,667
7,214	Park Hotels & Resorts, Inc.	216,925
4,362	Peugeot SA	109,728
25,272	Planet Fitness, Inc.[m]	1,463,754
2,465	Playa Hotels and Resorts NVm	19,424
500	Plenus Company, Ltd.[d]	8,443
2,445	Polaris Industries, Inc.	205,087
2,642	PVH Corporation	288,269
33,553	Red Rock Resorts, Inc.	851,575
4,533	Redrow plc	34,569
2,050	RHd,m	278,533
13,138	Ross Stores, Inc.	1,210,273
1,400	Sangetsu Company, Ltd.	25,572
19,700	Sekisui House, Ltd.	294,424
1,000	SHIMAMURA Company, Ltd.	86,596
939	SmartCentres Real Estate Investment Trust	23,797
1,053	Stamps.com, Inc.[m]	195,942
5,406	Starbucks Corporation	368,365
6,500	Sumitomo Rubber Industries, Ltd.	90,351
2,256	Super Retail Group, Ltd.	11,966
200	Takara Standard Company, Ltd.	2,868
7,250	Tapestry, Inc.	280,648
26,388	Toll Brothers, Inc.	974,773
23,032	Tower International, Inc.	670,001
5,500	Toyoda Gosei Company, Ltd.	120,334
100	TS Tech Company, Ltd.	3,009
4,284	Ulta Beauty, Inc.[m]	1,250,585
500	United Arrows, Ltd.	17,751
5,810	Vail Resorts, Inc.	1,093,791
7,296	Wingstop, Inc.	478,982
17,900	Yahoo Japan Corporation	48,383
4,609	Zumiez, Inc.[m]	117,115

	Total	41,715,458

Consumer Staples (0.7%)
4,939	Altria Group, Inc.	243,740
20,907	Archer-Daniels-Midland Company	938,724
900	Arcs Company, Ltd.	20,105
3,982	Calavo Growers, Inc.[d]	323,976
548	Carlsberg AS	62,737
11,472	Casey’s General Stores, Inc.	1,476,217
22,251	Colgate-Palmolive Company	1,439,195
23,790	Cott Corporation	361,132
5,415	Empire Company, Ltd.	121,739
1,094	ForFarmers BV	10,634
255	Glanbia plc	4,873
35,715	Hain Celestial Group, Inc.[m]	654,656
9,257	Imperial Brands plc	307,277
2,723	Inter Parfums, Inc.	180,971
17,100	Japan Tobacco, Inc.	432,899
3,734	John B. Sanfilippo & Son, Inc.	254,845
2,660	Kimberly-Clark Corporation	296,271
6,375	Koninklijke Ahold Delhaize NV	167,956
163	L’Oreal SA	39,287
200	Ministop Company, Ltd.	3,595
8,140	Molson Coors Brewing Company	542,205
19,323	Monster Beverage Corporation[m]	1,106,049
21,909	PepsiCo, Inc.	2,468,487
11,962	Philip Morris International, Inc.	917,725
2,693	Seneca Foods Corporation[m]	77,020
8,083	SpartanNash Company	167,722
1,500	Sugi Holdings Company, Ltd.	62,277
600	Sundrug Company, Ltd.	19,201
30,152	SunOpta, Inc.[m]	125,432
3,568	Swedish Match AB	159,854

Shares	Common Stock (18.4%)	Value
Consumer Staples (0.7%) - continued
3,175	TreeHouse Foods, Inc.[m]	$185,293
25,273	Turning Point Brands, Inc.	894,917
4,652	Unilever NV	249,115
6,737	Unilever plc	353,921
16,545	Wal-Mart Stores, Inc.	1,585,507

	Total	16,255,554

Energy (0.7%)
26,102	Abraxas Petroleum Corporation[m]	31,061
7,850	Anadarko Petroleum Corporation	371,540
119,692	Archrock, Inc.	1,129,892
7,520	BP plc ADR	309,222
84,751	Callon Petroleum Company[m]	689,873
13,673	Chevron Corporation	1,567,609
20,120	Comstock Resources, Inc.[d,m]	120,921
4,196	Concho Resources, Inc.[m]	502,849
2,986	Contura Energy, Inc.[m]	192,239
19,999	Denbury Resources, Inc.[m]	40,598
6,022	Diamondback Energy, Inc.	620,989
3,894	EQT Corporation	75,816
8,610	Era Group, Inc.[m]	81,106
30,202	Euronav NV	234,972
2,152	Evolution Petroleum Corporation	16,075
19,938	Exterran Corporation[m]	346,124
25,883	Exxon Mobil Corporation	1,896,706
30,237	Forum Energy Technologies, Inc.[m]	148,464
173	Gaztransport Et Technigaz SA	14,613
128,228	Gran Tierra Energy, Inc.[m]	303,900
13,450	Halliburton Company	421,792
4,389	Helix Energy Solutions Group, Inc.[m]	29,977
41,295	Marathon Oil Corporation	652,048
8,820	Marathon Petroleum Corporation	584,413
1,140	Matrix Service Company[m]	24,453
9,113	McDermott International, Inc.[m]	80,377
26,783	Nabors Industries, Ltd.	79,278
7,973	Newpark Resources, Inc.[m]	66,256
25,494	Nine Energy Service, Inc.[m]	611,346
13,958	Pacific Drilling SAm	216,349
10,323	Par Pacific Holdings, Inc.[m]	167,852
53,761	Patterson-UTI Energy, Inc.	652,121
1,790	Phillips 66	170,784
14,380	Pioneer Energy Services Corporation[m]	21,282
4,258	Pioneer Natural Resources Company	605,999
514	Royal Dutch Shell plc, Class A	15,934
11,328	Royal Dutch Shell plc, Class B	351,718
17,469	Superior Energy Services, Inc.[m]	68,304
19,691	Talos Energy, Inc.[m]	376,098
35,277	TechnipFMC plc	809,960
25,321	Teekay Tankers, Ltd.	25,321
22,482	Transocean, Ltd.[d,m]	192,671
31,065	Unit Corporation[m]	495,797
166	Weatherford International plc[m]	108
14,195	WPX Energy, Inc.[m]	174,031

	Total	15,588,838

Financials (3.2%)
1,913	Aareal Bank AG	61,860
4,629	Affiliated Managers Group, Inc.	485,814
10,760	Aflac, Inc.	513,252
9,029	AG Mortgage Investment Trust, Inc.	162,703
1,099	Aircastle, Ltd.	22,903
739	Allianz SE	156,795
15,082	Allstate Corporation	1,325,255
9,950	Ally Financial, Inc.	259,297
6,321	American Express Company	649,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Financials (3.2%) - continued
37,254	American Financial Group, Inc.	$3,553,659
6,050	American International Group, Inc.	261,541
186	Ameriprise Financial, Inc.	23,548
6,345	Ameris Bancorp	240,793
10,473	Arch Capital Group, Ltd.[m]	307,383
1,448	Argo Group International Holdings, Ltd.	96,640
9,440	Arthur J. Gallagher & Company	705,262
19,799	Assured Guaranty, Ltd.	803,047
759	ASX, Ltd.	35,241
7,587	Axos Financial, Inc.[m]	230,341
8,542	Banca Monte dei Paschi di Siena SPA[d,m]	12,101
33	BancFirst Corporation	1,771
8,545	BancorpSouth Bank	249,343
95,954	Bank of America Corporation	2,731,810
1,486	Bank of Marin Bancorp	62,323
609	Bank of New York Mellon Corporation	31,863
9,616	BankFinancial Corporation	144,240
6,120	Bankinter SA	47,786
6,812	Berkshire Hathaway, Inc.[m]	1,400,138
14,700	Blackstone Group, LP	495,390
1,742	BOK Financial Corporation	144,778
36,055	Boston Private Financial Holdings, Inc.	418,238
108,672	BrightSphere Investment Group	1,344,273
46,958	Brown & Brown, Inc.	1,275,379
1,448	Byline Bancorp, Inc.[m]	27,353
5,870	CaixaBank SA	22,200
18,925	Capital One Financial Corporation	1,525,166
15,963	Cathay General Bancorp	592,547
27,531	Central Pacific Financial Corporation	788,213
7,252	Charles Schwab Corporation	339,176
2,485	Cherry Hill Mortgage Investment Corporation	45,973
3,400	Chubb, Ltd.	452,370
10,735	CI Financial Corporation	144,528
6,391	Cincinnati Financial Corporation	518,438
45,707	Citigroup, Inc.	2,946,273
6,672	CNP Assurances	151,580
10,256	Colony Capital, Inc.	62,254
4,020	Comerica, Inc.	316,535
13,530	Community Trust Bancorp, Inc.	549,453
6,040	Direct Line Insurance Group plc	26,697
23,239	Discover Financial Services	1,568,400
5,175	DnB ASA	91,852
76,296	Dynex Capital, Inc.	459,302
44,296	E*TRADE Financial Corporation	2,066,851
32,523	East West Bancorp, Inc.	1,636,557
4,148	Ellington Residential Mortgage REIT	48,366
17,553	Employers Holdings, Inc.	743,721
16,531	Enterprise Financial Services Corporation	729,513
11,179	Essent Group, Ltd.[m]	444,365
2,765	Euronext NVe	170,328
3,096	FBL Financial Group, Inc.	217,401
28,176	Fifth Third Bancorp	755,680
9,799	Financial Institutions, Inc.	262,809
7,003	Finecobank Banca Fineco SPA	76,150
14,438	First American Financial Corporation	723,055
17,103	First Busey Corporation	423,470
223	First Citizens BancShares, Inc.	90,879
20,388	First Defiance Financial Corporation	574,534
6,834	First Financial Corporation	283,406
75,286	First Hawaiian, Inc.	1,937,109
8,482	First Interstate BancSystem, Inc.	330,119

Shares	Common Stock (18.4%)	Value
Financials (3.2%) - continued
864	First Merchants Corporation	$31,648
486	First Mid-Illinois Bancshares, Inc.	15,834
4,285	First Midwest Bancorp, Inc.	94,356
2,665	First of Long Island Corporation	55,219
6,454	First Republic Bank	623,650
22,461	FlexiGroup, Ltd.	21,525
2,551	Genworth MI Canada, Inc.	86,803
1,050	Goldman Sachs Group, Inc.	207,911
14,651	Great Southern Bancorp, Inc.	781,484
18,769	Hamilton Lane, Inc.	680,752
8,956	Hancock Whitney Corporation	367,912
1,292	Hanmi Financial Corporation	28,334
698	Hannover Rueckversicherung SE	100,745
3,484	Hanover Insurance Group, Inc.	397,315
32,166	Hartford Financial Services Group, Inc.	1,509,229
1,193	Heartland Financial USA, Inc.	54,114
34,666	Heritage Commerce Corporation	460,018
2,682	HFF, Inc.	111,088
12,368	Hometrust Bancshares, Inc.	333,936
4,188	Horace Mann Educators Corporation	174,430
16,887	Horizon Bancorp, Inc.	272,556
4,296	Houlihan Lokey, Inc.	190,055
40,136	Huntington Bancshares, Inc.	531,401
3,867	IBERIABANK Corporation	285,733
16,163	Independent Bank Corporation	358,172
3,346	Interactive Brokers Group, Inc.	168,638
24,483	Intercontinental Exchange, Inc.	1,879,315
15,777	Investment Technology Group, Inc.	477,412
8,747	J.P. Morgan Chase & Company	905,315
4,114	Kemper Corporation	309,291
56,826	KeyCorp	935,924
3,484	KKR Real Estate Finance Trust, Inc.	71,840
6,815	Lakeland Bancorp, Inc.	106,655
13,226	Loews Corporation	633,525
350	Markel Corporation[m]	368,729
2,627	MarketAxess Holdings, Inc.	564,201
119,292	Medibank Private, Ltd.	227,421
2,113	Mercantile Bank Corporation	70,152
45,320	Meridian Bancorp, Inc.	717,642
9,450	MetLife, Inc.	431,582
19,747	MidWestOne Financial Group, Inc.	547,189
16,853	Morgan Stanley	712,882
5,239	MSCI, Inc.	892,045
1,784	National Bank Holdings Corporation	57,017
1,092	National Bank of Canada	51,361
223	National Western Life Group, Inc.	67,636
4,660	Newmark Group, Inc.	48,697
8,475	Old Second Bancorp, Inc.	118,904
1,991	Pacific Premier Bancorp, Inc.[m]	59,232
6,988	PacWest Bancorp	269,667
671	Paragon Banking Group plc	3,655
1,019	Pargesa Holding SA	80,436
309	Park National Corporation	29,052
12,350	PCSB Financial Corporation	250,829
544	Peapack-Gladstone Financial Corporation	14,519
2,356	Peoples Bancorp, Inc.	75,392
542	Piper Jaffray Companies	37,414
2,878	Primerica, Inc.	323,401
1,083	Principal Financial Group, Inc.	54,226
36,594	Provident Financial Services, Inc.	904,238
3,100	Prudential Financial, Inc.	285,634
9,809	QCR Holdings, Inc.	336,056
10,500	Radian Group, Inc.	202,020
7,287	Raymond James Financial, Inc.	586,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Financials (3.2%) - continued
4,516	Reinsurance Group of America, Inc.	$652,336
1,367	S&P Global, Inc.	261,986
23,507	Sandy Spring Bancorp, Inc.	766,563
25,441	Santander Consumer USA Holdings Inc.	484,905
22,602	Seacoast Banking Corporation of Florida[m]	622,007
12,884	SEI Investments Company	612,505
800	Senshu Ikeda Holdings, Inc.	2,194
90,333	SLM Corporation[m]	967,466
3,854	State Auto Financial Corporation	131,036
2,920	State Street Corporation	207,028
10,102	Stifel Financial Corporation	483,583
776	Sun Life Financial, Inc.	27,994
10,560	SunTrust Banks, Inc.	627,475
6,013	SVB Financial Group[m]	1,403,314
8,728	Synovus Financial Corporation	309,146
3,672	Territorial Bancorp, Inc.	101,274
1,151	Topdanmark AS	54,839
4,252	Towne Bank	110,382
10,336	TriCo Bancshares	389,874
66,599	TrustCo Bank Corporation	516,808
9,220	U.S. Bancorp	471,695
3,401	Umpqua Holdings Corporation	60,130
5,368	United Community Banks, Inc.	138,065
29,787	United Financial Bancorp, Inc.	441,145
1,553	Univest Corporation of Pennsylvania	36,480
8,461	Unum Group	294,104
5,996	Washington Trust Bancorp, Inc.	312,032
8,569	Wells Fargo & Company	419,110
2,933	Western Alliance Bancorp[m]	129,873
3,043	Western Asset Mortgage Capital Corporation	29,091
536	Westwood Holdings Group, Inc.	19,628
18,981	Wintrust Financial Corporation	1,350,308
21,630	WSFS Financial Corporation	912,137
23,230	Zions Bancorporations NA	1,105,516

	Total	76,498,554

Health Care (2.7%)
2,814	ABIOMED, Inc.[m]	987,911
6,546	Aerie Pharmaceuticals, Inc.[m]	307,793
33,484	Agilent Technologies, Inc.	2,546,458
119	Allergan plc	17,134
7,335	AmerisourceBergen Corporation	611,519
9,374	Amgen, Inc.	1,753,969
878	Amplifon SPA	15,730
6,600	Ardelyx, Inc.[m]	13,860
3,425	Arena Pharmaceuticals, Inc.[m]	157,447
419	Atrion Corporation	312,507
11,985	Baxter International, Inc.	868,793
1,684	Becton, Dickinson and Company	420,091
2,550	Biogen, Inc.[m]	851,139
15,821	BioMarin Pharmaceutical, Inc.[m]	1,553,148
1,190	Bio-Techne Corporation	207,607
35,029	Bruker Corporation	1,228,117
8,612	Cardiovascular Systems, Inc.[m]	268,092
18,485	Catalent, Inc.[m]	682,651
7,363	Charles River Laboratories International, Inc.[m]	907,048
6,438	Cigna Holding Company	1,286,377
6,281	Concert Pharmaceuticals, Inc.[m]	88,876
14,787	CVS Health Corporation	969,288
13,818	Danaher Corporation	1,532,693
10,190	Dexcom, Inc.[m]	1,437,096
4,528	Edwards Lifesciences Corporation[m]	771,662

Shares	Common Stock (18.4%)	Value
Health Care (2.7%) - continued
3,686	Eli Lilly and Company	$441,804
12,246	Evolent Health, Inc.[m]	216,509
28,740	GenMark Diagnostics, Inc.[m]	190,834
1,372	Genomic Health, Inc.[m]	104,011
166	Gerresheimer AG	11,242
11,130	Gilead Sciences, Inc.	779,211
16,064	GlaxoSmithKline plc	312,035
581	GN Store Nord AS	25,045
32,338	Halozyme Therapeutics, Inc.[m]	523,229
1,150	Heska Corporation[m]	113,390
8,379	Hill-Rom Holdings, Inc.	838,068
1,260	Illumina, Inc.[m]	352,535
7,195	Immunomedics, Inc.[m]	106,414
11,520	Inogen, Inc.[m]	1,741,939
4,874	Inspire Medical Systems, Inc.[m]	261,393
9,957	Intersect ENT, Inc.[m]	295,424
2,769	Intra-Cellular Therapies, Inc.[m]	33,339
1,017	Intuitive Surgical, Inc.[m]	532,542
6,850	Jazz Pharmaceuticals, Inc.[m]	862,346
24,951	Johnson & Johnson	3,320,479
600	KYORIN Holdings, Inc.	12,740
12,517	LHC Group, Inc.[m]	1,323,422
2,788	Ligand Pharmaceuticals, Inc.[m]	329,263
117	LNA Sante	6,371
4,372	Magellan Health Services, Inc.[m]	284,879
4,197	McKesson Corporation	538,265
20,643	Medtronic plc	1,824,635
20,900	Merck & Company, Inc.	1,555,587
9,334	Merit Medical Systems, Inc.[m]	527,651
19,197	Mylan NVm	574,950
18,900	Natera, Inc.[m]	256,851
7,080	National Healthcare Corporation	568,736
7,481	Neurocrine Biosciences, Inc.[m]	659,974
5,167	Nevro Corporation[m]	250,909
5,312	Novartis AG	463,742
9,894	Novo Nordisk AS	463,693
6,353	Novocure, Ltd.[m]	311,297
14,621	NuVasive, Inc.[m]	733,097
4,516	Omnicell, Inc.[m]	294,127
40,457	Optinose, Inc.[d,m]	260,543
3,216	PerkinElmer, Inc.	291,048
69,686	Pfizer, Inc.	2,958,171
3,154	Ra Medical Systems, Inc.[d,m]	23,277
256	Recordati SPA	9,276
1,575	Roche Holding AG	419,006
3,879	Sage Therapeutics, Inc.[m]	553,107
6,804	Syneos Health, Inc.[m]	347,276
17,230	Tactile Systems Technology, Inc.[m]	1,147,173
7,810	Teleflex, Inc.	2,136,035
9,599	Thermo Fisher Scientific, Inc.	2,358,186
15,060	UnitedHealth Group, Inc.	4,069,212
10,820	Universal Health Services, Inc.	1,433,975
9,675	Valeant Pharmaceuticals International, Inc.[m]	237,521
17,584	Veeva Systems, Inc.[m]	1,917,711
8,406	Vertex Pharmaceuticals, Inc.[m]	1,604,789
1,432	West Pharmaceutical Services, Inc.	155,043
33,570	Wright Medical Group NVm	1,001,729
18,265	Zoetis, Inc.	1,573,712

	Total	64,335,774

Industrials (3.0%)
19,660	Acco Brands Corporation	173,598
4,437	ACS Actividades de Construccion y Servicios, SAm	183,621
1,375	Acuity Brands, Inc.	166,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Industrials (3.0%) - continued
9,857	Aegion Corporation[m]	$178,905
10,108	Aerojet Rocketdyne Holdings, Inc.[m]	398,963
1,400	AGC, Inc.	47,446
6,276	AGCO Corporation	402,919
2,896	Altra Industrial Motion Corporation	88,647
22,727	AMETEK, Inc.	1,656,798
3,420	Arcosa, Inc.	100,651
7,209	ASGN, Inc.[m]	454,095
7,374	Atlas Copco AB, Class A	192,383
6,639	Atlas Copco AB, Class B	158,866
17,706	AZZ, Inc.	792,343
2,989	Boeing Company	1,152,618
1,838	Brady Corporation	82,177
3,025	Brink’s Company	224,001
17,694	BWX Technologies, Inc.	821,355
20,586	Casella Waste Systems, Inc.[m]	620,050
20,511	CBIZ, Inc.[m]	402,016
130	Chase Corporation	13,107
784	CIA De Distribucion Integral	20,245
8,652	Colfax Corporation[m]	214,137
902	Columbus McKinnon Corporation	32,652
4,517	Comfort Systems USA, Inc.	216,680
39,841	Costamare, Inc.	202,392
20,448	Crane Company	1,692,276
1,686	CSW Industrials, Inc.[m]	87,082
17,518	CSX Corporation	1,150,933
296	Cummins, Inc.	43,545
1,920	Curtiss-Wright Corporation	217,958
12,930	Delta Air Lines, Inc.	639,130
6,149	Dycom Industries, Inc.[m]	356,949
34,141	EMCOR Group, Inc.	2,227,017
14,917	Emerson Electric Company	976,616
7,936	Encore Wire Corporation	427,750
1,089	Ennis, Inc.	21,606
3,164	ESCO Technologies, Inc.	206,008
34,791	Federal Signal Corporation	764,706
536	Ferguson plc	35,892
9,477	Forrester Research, Inc.	425,612
2,967	Franklin Electric Company, Inc.	141,763
1,481	Gardner Denver Holdings, Inc.[m]	36,536
6,546	General Dynamics Corporation	1,120,479
14,048	Global Brass and Copper Holdings, Inc.	424,812
100	Glory, Ltd.	2,484
5,762	Gorman-Rupp Company	199,077
6,180	Granite Construction, Inc.	267,100
10,302	GWA Group, Ltd.	20,949
14,377	Healthcare Services Group, Inc.[d]	627,125
8,955	Heico Corporation	756,697
1,309	Herc Holdings, Inc.[m]	48,498
1,900	Hino Motors, Ltd.	19,076
1,000	Hitachi Zosen Corporation	3,327
161	Hochtief AG	24,080
20,262	Honeywell International, Inc.	2,910,231
1,485	Hub Group, Inc.[m]	66,097
10,527	Hubbell, Inc.	1,150,917
2,225	Huntington Ingalls Industries, Inc.	459,351
1,386	Hyster-Yale Materials Handling, Inc.	96,452
3,770	IDEX Corporation	519,732
2,461	Illinois Tool Works, Inc.	337,920
1,300	Inaba Denki Sangyo Company, Ltd.	50,760
13,004	Ingersoll-Rand plc	1,300,920
58,082	Interface, Inc.	953,126
657	Jacobs Engineering Group, Inc.	42,574
6,425	JB Hunt Transport Services, Inc.	687,732
19,339	KAR Auction Services, Inc.	1,005,821

Shares	Common Stock (18.4%)	Value
Industrials (3.0%) - continued
25,256	KeyW Holding Corporation[m]	$181,338
16,921	Kforce, Inc.	555,178
1,665	Koninklijke Philips NV	65,643
19,234	Korn/Ferry International	877,070
28,385	Lincoln Electric Holdings, Inc.	2,453,599
1,602	Lindsay Corporation	137,580
4,188	Lockheed Martin Corporation	1,213,222
1,010	Manitowoc Company, Inc.[m]	15,372
12,780	Masco Corporation	414,200
21,917	Masonite International Corporation[m]	1,253,652
4,488	Meggitt plc	30,396
12,168	Mercury Systems, Inc.[m]	713,410
35,978	Milacron Holdings Corporation[m]	498,655
1,000	Mitsuboshi Belting, Ltd.	19,107
1,000	Mitsui & Company, Ltd.	16,338
816	Monadelphous Group, Ltd.	8,768
6,814	Moog, Inc.	609,649
52,670	MRC Global, Inc.[m]	822,705
19,163	Mueller Industries, Inc.	496,513
7,837	Mueller Water Products, Inc.	77,430
100	Nachi-Fujikoshi Corporation	4,013
4,009	National Express Group plc	20,728
33,001	NCI Building Systems, Inc.[m]	269,288
3,200	Nitto Kogyo Corporation	57,827
1,629	Nobina ABe	11,172
5,543	Norfolk Southern Corporation	929,783
1,208	Northgate plc	5,859
5,041	Old Dominion Freight Line, Inc.	685,223
5,712	Oshkosh Corporation	428,686
8,347	PageGroup plc	48,401
2,603	Parker Hannifin Corporation	429,000
16,487	Primoris Services Corporation	328,916
5,071	Radiant Logistics, Inc.[m]	25,051
2,457	Raven Industries, Inc.	90,884
2,243	Raytheon Company	369,557
26,324	Regal-Beloit Corporation	2,020,630
10,763	RELX plc	238,395
1,295	RELX plc	28,620
7,323	Resources Connection, Inc.	122,367
21,123	Ritchie Brothers Auctioneers, Inc.	759,583
286	Rockwool International AS	76,710
4,999	Roper Industries, Inc.	1,416,017
422	Rush Enterprises, Inc.	16,142
5,010	Sandvik AB	80,059
856	Schindler Holding AG, Participation Certificate	182,088
1,016	Schneider Electric SE	72,259
14,750	SiteOne Landscape Supply, Inc.[m]	786,175
7,178	SKF AB	120,908
81	Societe BIC SA	8,112
35,175	Southwest Airlines Company	1,996,533
8,015	SP Plus Corporation[m]	265,297
524	Spirax-Sarco Engineering plc	44,069
10,851	SPX Corporation[m]	322,817
22,160	SPX FLOW, Inc.[m]	726,183
12,383	Standex International Corporation	923,524
16,700	Sumitomo Electric Industries, Ltd.	237,948
400	Taikisha, Ltd.	10,637
5,384	Terex Corporation	165,343
10,526	Timken Company	448,302
2,463	Titan International, Inc.	13,842
1,300	Toppan Forms Company, Ltd.	10,901
24,435	TPI Composites, Inc.[m]	739,647
1,966	Transcontinental, Inc.	31,317
1,821	TransDigm Group, Inc.[m]	712,011
1,802	TransUnion	109,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Industrials (3.0%) - continued
24,388	TriMas Corporation[m]	$707,008
1,000	Tsubakimoto Chain Company	37,032
1,141	UniFirst Corporation	157,949
10,400	United Continental Holdings, Inc.[m]	907,608
3,629	United Parcel Service, Inc.	382,497
7,446	United Rentals, Inc.[m]	932,686
18,096	United Technologies Corporation	2,136,595
10,304	Universal Truckload Services, Inc.	209,996
2,339	Valmont Industries, Inc.	301,731
14,785	Verisk Analytics, Inc.[m]	1,735,907
7,381	WABCO Holdings, Inc.[m]	843,132
11,317	WageWorks, Inc.[m]	357,051
28,603	Waste Connections, Inc.	2,390,067
2,139	Watsco, Inc.	315,460
796	Watts Water Technologies, Inc.	59,597
17,689	Willdan Group, Inc.[m]	595,235
600	Yuasa Trading Company, Ltd.	17,572

	Total	70,481,002

Information Technology (3.8%)
46,480	Advanced Micro Devices, Inc.[m]	1,134,577
16,783	Akamai Technologies, Inc.[m]	1,092,573
2,200	Alliance Data Systems Corporation	390,698
663	Altisource Portfolio Solutions SAm	15,700
2,635	Amadeus IT Holding SA	191,613
4,886	Ambarella, Inc.[d,m]	185,668
2,433	American Software, Inc.	26,909
37,625	Amphenol Corporation	3,307,990
2,757	ANSYS, Inc.[m]	453,113
19,269	Apple, Inc.	3,207,132
6,161	Arista Networks, Inc.[m]	1,323,260
22,592	Arrow Electronics, Inc.[m]	1,715,862
2,990	Atkore International Group, Inc.[m]	69,338
5,020	Atlassian Corporation plc[m]	493,968
4,341	Autodesk, Inc.[m]	638,995
9,415	Automatic Data Processing, Inc.	1,316,594
27,330	Benchmark Electronics, Inc.	694,729
23,508	Blackline, Inc.[m]	1,118,511
34,249	Booz Allen Hamilton Holding Corporation	1,682,653
9,600	Canon, Inc.	276,098
2,261	Capgemini SA	249,694
3,941	CDK Global, Inc.	192,754
5,910	CDW Corporation	492,126
5,356	CEVA, Inc.[m]	152,325
5,244	CGI Group, Inc.[m]	346,700
28,600	Ciena Corporation[m]	1,089,374
108,490	Cisco Systems, Inc.	5,130,492
95,353	Clearwater Energy, Inc., Class Ad	1,401,689
5,843	Cognex Corporation	265,856
8,983	Cognizant Technology Solutions Corporation	625,935
2,251	Cohu, Inc.	39,483
6,123	Computershare, Ltd.	79,321
22,167	CoreLogic, Inc.[m]	804,662
5,602	Coupa Software, Inc.[m]	487,150
887	CSG Systems International, Inc.	32,101
9,467	Descartes Systems Group, Inc.[m]	294,045
395	Dialog Semiconductor plc[m]	11,548
41,244	Dolby Laboratories, Inc.	2,665,600
1,634	DXC Technology Company	104,772
3,627	Endurance International Group Holdings, Inc.[m]	29,379
3,898	Envestnet, Inc.[m]	211,466
3,450	Euronet Worldwide, Inc.[m]	396,784
43,008	EVERTEC, Inc.	1,190,031

Shares	Common Stock (18.4%)	Value
Information Technology (3.8%) - continued
3,288	ExlService Holdings, Inc.[m]	$189,060
2,015	eXp World Holdings, Inc.[d,m]	22,044
16,802	Fiserv, Inc.[m]	1,393,390
6,788	Five9, Inc.[m]	347,070
8,246	FLIR Systems, Inc.	403,064
3,218	Fortinet, Inc.[m]	246,402
12,170	Global Payments, Inc.	1,366,448
20,907	Guidewire Software, Inc.[m]	1,812,219
9,660	Halma plc	177,666
179	International Business Machines Corporation	24,061
49,274	Keysight Technologies, Inc.[m]	3,647,261
3,736	Kulicke and Soffa Industries, Inc.	84,172
5,020	Lam Research Corporation	851,292
12,626	M/A-COM Technology Solutions Holdings, Inc.[m]	227,647
3,975	ManTech International Corporation	224,071
15,314	MasterCard, Inc.	3,233,245
6,645	Methode Electronics, Inc.	171,109
43,989	Microsoft Corporation	4,593,771
5,625	MicroStrategy, Inc.[m]	713,756
1,709	MKS Instruments, Inc.	139,506
9,275	MoneyGram International, Inc.[m]	19,756
20,356	Monolithic Power Systems, Inc.	2,576,255
8,826	Monotype Imaging Holdings, Inc.	146,512
16,167	National Instruments Corporation	714,905
1,700	NEC Networks & System Integration Corporation	37,549
13,499	New Relic, Inc.[m]	1,372,173
7,077	Nice, Ltd. ADR[m]	778,116
4,523	Novanta, Inc.[m]	315,163
51,776	Oracle Corporation	2,600,708
2,200	Otsuka Corporation	71,210
5,760	Palo Alto Networks, Inc.[m]	1,237,363
8,029	PayPal Holdings, Inc.[m]	712,654
2,084	Pegasystems, Inc.	117,308
5,972	Plexus Corporation[m]	335,149
1,455	Progress Software Corporation	52,715
14,017	Proofpoint, Inc.[m]	1,427,912
15,281	Q2 Holdings, Inc.[m]	908,150
44,609	Quantenna Communications, Inc.[m]	666,458
450	Red Hat, Inc.[m]	80,028
10,263	Rogers Corporation[m]	1,302,477
14,038	Rudolph Technologies, Inc.[m]	304,905
600	Ryoyo Electro Corporation	8,203
26,423	SailPoint Technologies Holdings, Inc.[m]	754,377
9,146	Salesforce.com, Inc.[m]	1,389,918
5,795	ScanSource, Inc.[m]	222,006
16,706	Sequans Communications SA ADR[m]	17,708
7,298	ServiceNow, Inc.[m]	1,605,706
9,300	Shinko Electric Industries Company, Ltd.	64,124
2,039	Silicon Laboratories, Inc.[m]	155,984
119	Siltronic AG	11,823
4,281	Sykes Enterprises, Inc.[m]	118,027
29,555	Synopsys, Inc.[m]	2,758,959
5,224	Teradata Corporation[m]	231,841
5,955	Teradyne, Inc.	214,320
18,515	Texas Instruments, Inc.	1,864,090
300	Tokyo Seimitsu Company, Ltd.	8,786
475	Trimble, Inc.[m]	17,889
8,869	Tyler Technologies, Inc.[m]	1,677,926
982	Ultimate Software Group, Inc.[m]	268,155
4,783	Ultra Clean Holdings, Inc.[m]	56,726
3,194	Universal Display Corporation[d]	331,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

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(unaudited)

Shares	Common Stock (18.4%)	Value
Information Technology (3.8%) - continued
23,484	Verint Systems, Inc.[m]	$1,135,921
1,291	VeriSign, Inc.[m]	218,528
19,348	Virtusa Corporation[m]	938,765
8,852	Visa, Inc.	1,195,109
17,239	Xilinx, Inc.	1,929,734
36,102	Zix Corporation[m]	257,046
16,645	Zuora, Inc.[m]	360,198

	Total	89,087,490

Materials (0.7%)
7,980	Alcoa Corporation[m]	236,846
1,420	Balchem Corporation	117,888
4,600	Ball Corporation	240,488
12,507	BHP Group plc	279,440
7,241	BHP Group, Ltd.	184,883
13,850	Celanese Corporation	1,326,276
8,900	CF Industries Holdings, Inc.	388,485
3,599	Chemours Company	128,664
12,453	Continental Building Products, Inc.[m]	328,012
7,233	Eastman Chemical Company	583,125
2,697	Evonik Industries AG	73,759
18,780	Ferroglobe Representation & Warranty Insurance Trust[c,m]	2
248	Fuchs Petrolub SE	11,634
3,368	Granges AB	32,393
2,297	Hexpol AB	20,332
900	Hitachi Chemical Company, Ltd.	14,845
800	Hokuetsu Corporation	4,340
13,225	Innospec, Inc.	929,321
4,700	JSR Corporation	75,992
6,244	Kadant, Inc.	532,613
1,113	Kaiser Aluminum Corporation	111,712
354	Koninklijke DSM NV	33,105
2,047	Kraton Performance Polymers, Inc.[m]	57,725
4,100	Kuraray Company, Ltd.	63,052
3,200	Kyoei Steel, Ltd.	52,246
500	Lintec Corporation	11,072
5,300	Martin Marietta Materials, Inc.	936,404
27,758	Mercer International, Inc.	409,986
2,613	Methanex Corporation	142,591
10,573	Minerals Technologies, Inc.	619,261
8,200	Mitsubishi Gas Chemical Company, Inc.	129,696
4,943	Mondi plc	119,537
17,994	Myers Industries, Inc.	292,582
3,300	Nippon Kayaku Company, Ltd.	41,552
2,300	Nippon Light Metal Holdings Company, Ltd.	5,104
10,700	Nippon Steel & Sumitomo Metal Corporation	198,146
9,774	Nucor Corporation	598,560
2,335	Olympic Steel, Inc.	44,995
44,890	OMNOVA Solutions, Inc.[m]	399,970
11,925	Owens-Illinois, Inc.	239,335
4,811	Packaging Corporation of America	453,774
23,978	Reliance Steel & Aluminum Company	1,963,319
3,688	RPM International, Inc.	210,806
8,969	Ryerson Holding Corporation[m]	63,052
8,878	Sandfire Resources NL	45,290
100	Sanyo Special Steel Company, Ltd.	2,167
14,923	Schweitzer-Mauduit International, Inc.	478,431
4,708	Scotts Miracle-Gro Company	350,040
4,595	SSAB AB, Class A	18,215
15,096	Steel Dynamics, Inc.	552,363
713	Stepan Company	62,694

Shares	Common Stock (18.4%)	Value
Materials (0.7%) - continued
400	Taiyo Holdings Company, Ltd.	$12,179
2,300	Toagosei Company, Ltd.	26,790
3,111	Tronox, Ltd.	27,252
300	Ube Industries, Ltd.	6,784
1,826	United States Lime & Minerals, Inc.	126,012
8,611	UPM-Kymmene Oyj	250,078
8,771	Verso Corporation[m]	216,381
11,527	WestRock Company	469,264
5,125	Worthington Industries, Inc.	193,366

	Total	15,544,226

Real Estate (0.9%)
1,435	Acadia Realty Trust	41,228
466	Agree Realty Corporation	30,770
7,414	Alexander & Baldwin, Inc.[m]	170,819
1,700	Alexandria Real Estate Equities, Inc.	223,907
371	American Assets Trust, Inc.	15,931
5,014	American Campus Communities, Inc.	230,744
6,042	Apartment Investment & Management Company	299,200
6,270	Apple Hospitality REIT, Inc.	102,891
13,650	Ares Commercial Real Estate Corporation	196,560
17,353	Armada Hoffler Properties, Inc.	260,642
17,543	Ashford Hospitality Trust, Inc.	86,838
2,087	Bluerock Residential Growth REIT, Inc.	21,663
3,939	Brandywine Realty Trust	59,282
19,852	Brixmor Property Group, Inc.	340,065
5,714	Camden Property Trust	553,972
774	CareTrust REIT, Inc.	17,012
443	Castellum AB	8,398
32,168	CBL & Associates Properties, Inc.	80,098
81,932	Cedar Realty Trust, Inc.	285,943
7,005	Chatham Lodging Trust	141,571
576	Chesapeake Lodging Trust	16,404
5,403	City Office REIT, Inc.	62,459
743	Columbia Property Trust, Inc.	16,398
4,166	CoreCivic, Inc.	82,778
4,549	Corepoint Lodging, Inc.	55,680
4,387	CoreSite Realty Corporation	433,392
7,092	Corporate Office Properties Trust	175,101
32,234	Cousins Properties, Inc.	285,271
2,277	CubeSmart	70,473
3,508	CyrusOne, Inc.	190,134
1,900	Daito Trust Construction Company, Ltd.	263,895
403	Deutsche EuroShop AG	12,541
3,463	DiamondRock Hospitality Company	35,184
1,800	Digital Realty Trust, Inc.	195,012
7,163	Douglas Emmett, Inc.	270,976
7,700	Duke Realty Corporation	225,148
1,038	EastGroup Properties, Inc.	107,391
10,513	Empire State Realty Trust, Inc.	162,531
3,581	EPR Properties	261,628
3,778	Equity Commonwealth	122,256
4,332	Equity Lifestyle Properties, Inc.	458,672
6,019	Farmland Partners, Inc.	33,767
1,514	First Industrial Realty Trust, Inc.	49,538
842	Four Corners Property Trust, Inc.	23,778
15,942	Franklin Street Properties Corporation	118,290
11,018	Gaming and Leisure Properties, Inc.	413,175
9,561	GEO Group, Inc.	215,601
3,553	Getty Realty Corporation	113,909
5,790	Gladstone Commercial Corporation	115,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (18.4%)	Value
Real Estate (0.9%) - continued
775	Global Net Lease, Inc.	$15,027
692	Granite REIT	31,373
6,223	Healthcare Realty Trust, Inc.	200,941
11,309	Healthcare Trust of America, Inc.	321,402
10,152	Highwoods Properties, Inc.	449,937
15,726	Hospitality Properties Trust	419,255
11,107	Host Hotels & Resorts, Inc.	200,592
430	Howard Hughes Corporation[m]	47,747
4,126	Hudson Pacific Properties, Inc.	133,971
19,000	Hysan Development Company, Ltd.	98,873
1,987	Industrial Logistics Properties Trust	42,701
1,487	Investors Real Estate Trust	87,540
8,559	iSTAR Financial, Inc.	82,081
4,731	JBG SMITH Properties	182,853
2,767	Jones Lang LaSalle, Inc.	396,815
5,417	Kilroy Realty Corporation	381,682
5,509	Kite Realty Group Trust	91,615
4,724	Lamar Advertising Company	351,702
4,808	Lexington Realty Trust	46,205
3,160	Liberty Property Trust	148,962
1,528	Life Storage, Inc.	150,157
457	LTC Properties, Inc.	21,680
1,819	Mack-Cali Realty Corporation	37,471
13,478	Medical Properties Trust, Inc.	245,300
1,191	MGM Growth Properties LLC	36,921
63,674	Mirvac Group	111,644
8,079	Monmouth Real Estate Investment Corporation	111,005
1,212	National Health Investors, Inc.	100,911
5,469	National Storage Affiliates Trust	159,148
3,931	Office Properties Income Trust	125,910
7,720	Omega Healthcare Investors, Inc.	310,267
3,888	One Liberty Properties, Inc.	105,754
8,751	Outfront Media, Inc.	181,583
5,541	Paramount Group, Inc.	80,234
6,950	Pebblebrook Hotel Trust	222,747
12,094	Pennsylvania REIT	89,133
12,897	Physicians Realty Trust	233,565
2,674	Piedmont Office Realty Trust, Inc.	51,769
6,678	PotlatchDeltic Corporation	246,285
519	PS Business Parks, Inc.	75,354
3,725	QTS Realty Trust, Inc.	156,860
1,954	Quebecor, Inc.	45,997
5,978	Rayonier, Inc. REIT	181,970
2,938	RE/MAX Holdings, Inc.	122,573
14,483	Realogy Holdings Corporation	257,073
3,492	Redfin Corporationd,m	62,472
2,517	Retail Opportunity Investments Corporation	44,224
18,116	Retail Properties of America, Inc.	228,986
5,549	RLJ Lodging Trust	102,934
774	RMR Group, Inc.	51,092
6,000	Road King Infrastructure, Ltd.	10,913
6,901	RPT Realty	90,334
2,923	Ryman Hospitality Properties	234,863
14,003	Sabra Health Care REIT, Inc.	287,622
1,062	Saul Centers, Inc.	56,244
7,334	SBA Communications Corporation[m]	1,338,675
4,665	Scentre Group	13,511
17,513	Senior Housing Property Trust	241,154
2,777	Seritage Growth Properties	111,663
3,576	SITE Centers Corporation	46,738
5,163	Spirit Realty Capital, Inc.	205,074
7,909	St. Joe Company[m]	123,064
2,574	STAG Industrial, Inc.	70,965
6,517	Store Capital Corporation	210,629

Shares	Common Stock (18.4%)	Value
Real Estate (0.9%) - continued
13,762	Summit Hotel Properties, Inc.	$153,722
6,315	Sunstone Hotel Investors, Inc.	90,304
1,000	Swire Pacific, Ltd.	11,843
3,925	Tanger Factory Outlet Centers, Inc.	89,294
2,368	Taubman Centers, Inc.	117,926
5,416	Terreno Realty Corporation	218,481
4,886	UMH Properties, Inc.	68,551
548	Universal Health Realty Income Trust	38,207
9,563	Urban Edge Properties	195,276
17,567	Urstadt Biddle Properties, Inc.	376,285
14,284	VICI Properties, Inc.	307,535
21,834	Vicinity Centres	41,569
19,667	Washington Prime Group, Inc.	111,709
1,203	Washington REIT	30,496
5,535	Weingarten Realty Investors	158,799
452	Wereldhave NV	14,484
1,003	Weyerhaeuser Company	26,319
14,000	Wing Tai Holdings, Ltd.	21,368
2,700	Xenia Hotels & Resorts, Inc.	50,679

	Total	20,601,015

Utilities (0.2%)
2,840	AGL Energy, Ltd.	44,374
6,650	Artesian Resources Corporation	235,343
10,166	Clearwater Energy, Inc., Class C	153,405
5,220	Consolidated Water Company, Ltd.	68,121
8,557	Enagas SA	249,418
2,950	Entergy Corporation	263,111
8,472	Exelon Corporation	404,623
14,037	MDU Resources Group, Inc.	360,891
3,573	Middlesex Water Company	200,803
2,192	National Fuel Gas Company	125,602
2,750	New Jersey Resources Corporation	133,375
1,933	NorthWestern Corporation	123,538
4,679	PNM Resources, Inc.	199,279
2,063	Portland General Electric Company	99,684
5,250	Public Service Enterprise Group, Inc.	286,388
1,791	Southwest Gas Holdings, Inc.	140,271
38,711	UGI Corporation	2,207,688
814	Unitil Corporation	42,702

	Total	5,338,616

	Total Common Stock (cost $368,903,846)	433,174,986

Shares	Collateral Held for Securities Loaned (0.6%)	Value
13,428,633	Thrivent Cash Management Trust	13,428,633

	Total Collateral Held for Securities Loaned (cost $13,428,633)	13,428,633

Shares or Principal Amount	Short-Term Investments (14.9%)	Value
	Federal Home Loan Bank Discount Notes
900,000	2.390%, 2/27/2019[n,o]	898,446
150,000	2.400%, 3/7/2019[n,o]	149,660
6,010,000	2.385%, 3/21/2019[n,o]	5,990,768
700,000	2.370%, 3/22/2019[n,o]	697,713
5,900,000	2.380%, 4/3/2019[n,o]	5,876,005
3,400,000	2.380%, 4/8/2019[n,o]	3,385,040
	Thrivent Core Short-Term Reserve Fund
33,479,553	2.720%	334,795,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.9%)	Value
	U.S. Treasury Bills
800,000	2.455%, 5/23/2019[n]	$794,160

	Total Short-Term Investments (cost $352,587,582)	352,587,322

	Total Investments (cost $2,315,710,470) 108.4%	$2,559,197,834

	Other Assets and Liabilities, Net (8.4%)	(198,985,977)

	Total Net Assets 100.0%	$2,360,211,858

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the security is on loan.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $94,541,152 or 4.0% of total net assets.

f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
g

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Defaulted security. Interest is not being accrued.
l	In bankruptcy. Interest is not being accrued.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2019:

Securities Lending Transactions

Taxable Debt Security	$5,045,449
Common Stock	8,153,933

Total lending	$13,199,382
Gross amount payable upon return of collateral for securities loaned	$13,428,633

Net amounts due to counterparty	$229,251

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,522,603	–	3,156,601	366,002
Capital Goods	3,167,928	–	3,167,928	–
Communications Services	9,130,847	–	8,186,609	944,238
Consumer Cyclical	5,544,193	–	5,544,193	–
Consumer Non-Cyclical	8,991,501	–	8,991,501	–
Energy	3,133,778	–	2,937,962	195,816
Financials	6,371,874	–	6,371,874	–
Technology	2,852,226	–	2,852,226	–
Utilities	1,974,614	–	1,974,614	–
Registered Investment Companies
Affiliated	857,205,249	857,205,249	–	–
Unaffiliated	22,662,475	22,662,475	–	–
Long-Term Fixed Income
Asset-Backed Securities	24,886,811	–	24,886,811	–
Basic Materials	12,368,663	–	12,368,663	–
Capital Goods	13,949,914	–	13,949,914	–
Collateralized Mortgage Obligations	26,103,827	–	25,255,102	848,725
Commercial Mortgage-Backed Securities	26,178,629	–	26,178,629	–
Communications Services	26,945,605	–	26,945,605	–
Consumer Cyclical	20,964,855	–	20,964,855	–
Consumer Non-Cyclical	37,274,118	–	37,274,118	–
Energy	30,077,217	–	30,077,217	–
Financials	83,135,718	–	83,135,718	–
Foreign Government	302,546	–	302,546	–
Mortgage-Backed Securities	190,807,168	–	190,807,168	–
Technology	18,144,374	–	18,144,374	–
Transportation	2,718,568	–	2,718,568	–
U.S. Government & Agencies	168,984,544	–	168,984,544	–
Utilities	20,881,306	–	20,881,306	–
Common Stock
Communications Services	17,728,459	16,595,029	1,133,430	–
Consumer Discretionary	41,715,458	39,166,333	2,549,125	–
Consumer Staples	16,255,554	14,240,084	2,015,470	–
Energy	15,588,838	15,206,573	382,265	–
Financials	76,498,554	74,844,463	1,654,091	–
Health Care	64,335,774	62,596,894	1,738,880	–
Industrials	70,481,002	68,236,994	2,244,008	–
Information Technology	89,087,490	87,553,155	1,534,335	–
Materials	15,544,226	13,831,593	1,712,631	2
Real Estate	20,601,015	19,914,606	686,409	–
Utilities	5,338,616	5,044,824	293,792	–
Short-Term Investments	17,791,792	–	17,791,792	–
Subtotal Investments in Securities	$2,079,247,929	$1,297,098,272	$779,794,874	$2,354,783

Other Investments *	Total
Affiliated Registered Investment Companies	131,725,742
Affiliated Short-Term Investments	334,795,530
Collateral Held for Securities Loaned	13,428,633
Subtotal Other Investments	$479,949,905
Total Investments at Value	$2,559,197,834

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,753,404	20,753,404	–	–
Total Asset Derivatives	$20,753,404	$20,753,404	$–	$–
Liability Derivatives
Futures Contracts	12,840,580	12,840,580	–	–
Total Liability Derivatives	$12,840,580	$12,840,580	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $16,599,259 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	49	March 2019	$10,390,790	$13,289
CBOT 5-Yr. U.S. Treasury Note	262	March 2019	29,979,219	113,938
CBOT U.S. Long Bond	415	March 2019	57,757,679	3,117,634
CME E-mini S&P 500 Index	1,825	March 2019	237,482,630	9,302,995
ICE mini MSCI EAFE Index	1,303	March 2019	113,468,976	5,631,739
ICE US mini MSCI Emerging Markets Index	583	March 2019	28,459,281	2,573,809
Total Futures Long Contracts			$477,538,575	$20,753,404
CBOT 10-Yr. U.S. Treasury Note	(108)	March 2019	($13,150,343)	($76,283)
CME E-mini NASDAQ 100 Index	(630)	March 2019	(83,493,162)	(3,632,688)
CME E-mini Russell 2000 Index	(910)	March 2019	(64,662,839)	(3,596,261)
CME E-mini S&P Mid-Cap 400 Index	(521)	March 2019	(90,718,497)	(4,942,313)
CME Ultra Long Term U.S. Treasury Bond	(42)	March 2019	(6,395,018)	(372,232)
Ultra 10-Yr. U.S. Treasury Note	(46)	March 2019	(5,790,822)	(220,803)
Total Futures Short Contracts			($264,210,681)	($12,840,580)
Total Futures Contracts			$213,327,894	$7,912,824

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$39,595	$1,126	$–	4,504	$42,380	1.8%
Core International Equity	20,445	661	–	2,281	20,824	0.9
Core Low Volatility Equity	66,695	2,563	–	6,582	68,522	2.9
High Yield, Class S	36,589	537	–	8,004	37,057	1.6
Income, Class S	108,662	1,073	–	12,613	112,126	4.7
Large Cap Growth, Class S	155,756	14,257	–	13,789	157,469	6.7
Large Cap Stock, Class S	49,146	4,284	–	2,008	49,340	2.1
Large Cap Value, Class S	186,607	12,519	–	8,764	181,766	7.7
Limited Maturity Bond, Class S	63,762	429	–	5,219	64,347	2.7
Mid Cap Stock, Class S	104,489	10,004	–	4,135	105,444	4.4
Partner Worldwide Allocation, Class S	119,772	6,629	–	12,860	122,810	5.2
Small Cap Stock, Class S	27,255	3,166	–	1,181	26,846	1.1
Total Affiliated Registered Investment Companies	978,773				988,931	41.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	296,238	134,607	96,049	33,480	334,796	14.2
Total Affiliated Short-Term Investments	296,238				334,796	14.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	10,900	50,609	48,080	13,429	13,429	0.6
Total Collateral Held for Securities Loaned	10,900				13,429	0.6
Total Value	$1,285,911				$1,337,156

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,659	$–	$484
Core International Equity	–	(281)	–	661
Core Low Volatility Equity Fund*	–	(736)	1,455	1,109
High Yield, Class S	–	(69)	–	537
Income, Class S	–	2,392	–	1,073
Large Cap Growth, Class S	–	(12,544)	14,257	–
Large Cap Stock, Class S	–	(4,090)	3,510	773
Large Cap Value, Class S	–	(17,361)	9,534	2,985
Limited Maturity Bond, Class S	–	157	–	429
Mid Cap Stock, Class S	–	(9,049)	9,556	448
Partner Worldwide Allocation, Class S	–	(3,591)	3,851	2,777
Small Cap Stock, Class S	–	(3,575)	3,166	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	2,001
Total Income from Affiliated Investments				$13,277
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	18
Total Affiliated Income from Securities Loaned, Net				$18
Total	$–	$(47,088)	$45,329

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$253,068	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$250,748
	Big River Steel, LLC, Term Loan
222,187	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	221,632
	Chemours Company, Term Loan
287,825	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	282,428
	CONSOL Energy, Inc., Term Loan
69,300	9.055%, (PRIME + 5.000%), 11/28/2022[b]	69,762
	Contura Energy, Inc., Term Loan
485,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	481,363
	MRC Global (US), Inc., Term Loan
992,481	5.499%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	982,556
	Peabody Energy Corporation, Term Loan
163,763	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b]	159,873
	Pixelle Specialty Solutions, LLC, Term Loan
260,000	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	252,200
	Starfruit US Holdco, LLC, Term Loan
165,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	161,185

	Total	2,861,747

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
194,321	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	191,984
	GFL Environmental, Inc., Term Loan
234,411	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	225,815
	Navistar, Inc., Term Loan
113,850	6.020%, (LIBOR 1M + 3.500%), 11/6/2024[b]	111,929
	Sotera Health Holdings, LLC, Term Loan
229,084	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	222,947
	Vertiv Group Corporation, Term Loan
599,098	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	555,663

	Total	1,308,338

Communications Services (0.2%)
	Altice France SA, Term Loan
171,938	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	158,182
259,350	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	244,253
	CBS Radio, Inc., Term Loan
24,280	5.252%, (LIBOR 1M + 2.750%), 11/17/2024[b]	23,552
	CenturyLink, Inc., Term Loan
415,800	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	396,960

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.2%) - continued
	Charter Communications Operating, LLC, Term Loan
$351,450	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$346,336
	CSC Holdings, LLC, Term Loan
73,688	4.759%, (LIBOR 1M + 2.250%), 7/17/2025[b]	71,270
	Frontier Communications Corporation, Term Loan
513,344	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	489,925
	Gray Television, Inc., Term Loan
55,640	4.770%, (LIBOR 1M + 2.250%), 2/7/2024[b]	54,611
	HCP Acquisition, LLC, Term Loan
301,031	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	292,527
	Intelsat Jackson Holdings SA, Term Loan
310,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	306,956
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
880,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	857,630
65,000	9.259%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	61,750
	Mediacom Illinois, LLC, Term Loan
119,100	4.170%, (LIBOR 1W + 1.750%), 2/15/2024[b]	117,412
	NEP Group, Inc., Term Loan
205,000	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	202,118
30,000	9.499%, (LIBOR 1M + 7.000%), 10/19/2026[b]	29,250
	SBA Senior Finance II, LLC, Term Loan
184,075	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	180,546
	Sprint Communications, Inc., Term Loan
722,137	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	704,987
	Syniverse Holdings, Inc., Term Loan
69,475	7.509%, (LIBOR 1M + 5.000%), 3/9/2023[b]	62,933
	TNS, Inc., Term Loan
347,178	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	340,522
	Unitymedia Finance, LLC, Term Loan
135,000	4.759%, (LIBOR 1M + 2.250%), 1/15/2026[b]	132,773
	Univision Communications, Inc., Term Loan
479,680	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	445,805
	Virgin Media Bristol, LLC, Term Loan
140,000	5.009%, (LIBOR 1M + 2.500%), 1/15/2026[b]	137,308
	WideOpenWest Finance, LLC, Term Loan
207,375	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	197,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.2%) - continued
	Windstream Services, LLC, Term Loan
$193,515	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	$179,727

	Total	6,035,080

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
45,454	4.664%, (LIBOR 1W + 2.250%), 9/15/2023[b]	44,800
	Cengage Learning, Inc., Term Loan
482,611	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	407,671
	Eldorado Resorts, Inc., Term Loan
32,991	4.813%, (LIBOR 1M + 2.250%), 4/17/2024[b]	32,559
	Four Seasons Hotels, Ltd., Term Loan
202,929	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	199,421
	Golden Entertainment, Inc., Term Loan
391,050	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	383,475
65,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	63,375
	Golden Nugget, LLC, Term Loan
417,197	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b]	410,129
	KAR Auction Services, Inc., Term Loan
122,801	5.313%, (LIBOR 3M + 2.500%), 3/9/2023[b]	121,497
	Men’s Warehouse, Inc., Term Loan
209,472	5.770%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	206,854
	Mohegan Gaming and Entertainment, Term Loan
286,559	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	265,305
	Penn National Gaming, Inc. Term Loan
165,000	4.758%, (LIBOR 1M + 2.250%), 10/15/2025[b]	162,697
	Scientific Games International, Inc., Term Loan
764,225	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	740,022
	Stars Group Holdings BV, Term Loan
205,965	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	203,788
	Wyndham Hotels & Resorts, Inc., Term Loan
139,650	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	137,181

	Total	3,378,774

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
554,400	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	520,210
99,000	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	92,812

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Albertson’s, LLC, Term Loan
$202,269	5.822%, (LIBOR 3M + 3.000%), 12/21/2022[b]	$199,286
259,671	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	255,451
390,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	381,225
	Amneal Pharmaceuticals, LLC, Term Loan
223,823	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	221,491
	Bausch Health Companies, Inc., Term Loan
1,086,386	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,073,795
	CHS/Community Health Systems, Inc., Term Loan
275,670	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	270,788
	Endo International plc, Term Loan
345,196	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	341,457
	Grifols Worldwide Operations USA, Inc., Term Loan
299,663	4.665%, (LIBOR 1W + 2.250%), 1/31/2025[b]	295,449
	JBS USA LUX SA, Term Loan
653,363	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	646,117
	Libbey Glass, Inc., Term Loan
108,011	5.511%, (LIBOR 1M + 3.000%), 4/9/2021[b]	103,691
	McGraw-Hill Global Education Holdings, LLC, Term Loan
600,939	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	545,352
	Revlon Consumer Products Corporation, Term Loan
270,560	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	191,270

	Total	5,138,394

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
195,000	7.370%, (LIBOR 2M + 4.750%), 12/19/2025[b]	185,250
	Calpine Corporation, Term Loan
222,123	5.310%, (LIBOR 3M + 2.500%), 1/15/2024[b]	217,934
	HFOTCO, LLC, Term Loan
288,550	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	284,582
	McDermott Technology (Americas), Inc., Term Loan
342,412	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	327,668
	MEG Energy Corporation, Term Loan
36,500	6.000%, (LIBOR 1M + 3.500%), 12/31/2023[b]	36,181
	Radiate Holdco, LLC, Term Loan
811,738	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	787,183

	Total	1,838,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Financials (0.2%)
	Air Methods Corporation, Term Loan
$545,809	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	$443,470
	Cyxtera DC Holdings, Inc., Term Loan
93,575	5.520%, (LIBOR 1M + 3.000%), 5/1/2024[b]	88,896
50,000	9.770%, (LIBOR 1M + 7.250%), 5/1/2025[b]	45,000
	Digicel International Finance, Ltd., Term Loan
460,339	5.960%, (LIBOR 3M + 3.250%), 5/10/2024[b]	421,593
	DJO Finance, LLC, Term Loan
184,900	5.827%, (LIBOR 2M + 3.250%), 6/7/2020[b]	184,462
	DTZ U.S. Borrower, LLC, Term Loan
324,188	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	317,623
	Genworth Holdings, Inc., Term Loan
99,250	7.008%, (LIBOR 1M + 4.500%), 3/7/2023[b]	99,002
	GGP Nimbus LP, Term Loan
1,082,288	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,033,390
	Grizzly Finco, Term Loan
259,350	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	257,783
	Harland Clarke Holdings Corporation, Term Loan
162,618	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	150,828
	Level 3 Parent, LLC, Term Loan
200,000	4.756%, (LIBOR 1M + 2.250%), 2/22/2024[b]	196,250
	MoneyGram International, Inc., Term Loan
415,694	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b]	359,576
	Sable International Finance, Ltd., Term Loan
820,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	808,725
	Trans Union, LLC, Term Loan
220,178	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	217,071
	Tronox Finance, LLC, Term Loan
149,651	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	147,501
345,349	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	340,386

	Total	5,111,556

Technology (<0.1%)
	First Data Corporation, Term Loan
235,000	4.519%, (LIBOR 1M + 2.000%), 4/26/2024[b]	234,046
	Micron Technology, Inc., Term Loan
277,863	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	274,506
	Rackspace Hosting, Inc., Term Loan
389,260	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	360,377

Principal Amount	Bank Loans (1.0%)[a]	Value
Technology (<0.1%) - continued
	SS&C Technologies Holdings Europe SARL, Term Loan
$107,649	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	$105,392
	SS&C Technologies, Inc., Term Loan
279,875	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	274,006

	Total	1,248,327

Utilities (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
600,850	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	581,322
	Core and Main, LP, Term Loan
252,450	5.721%, (LIBOR 3M + 3.000%), 8/1/2024[b]	249,085
	Talen Energy Supply, LLC, Term Loan
201,278	6.499%, (LIBOR 1M + 4.000%), 7/6/2023[b]	198,510

	Total	1,028,917

	Total Bank Loans (cost $28,933,786)	27,949,931

Shares	Registered Investment Companies (48.1%)	Value
Affiliated (46.7%)
2,972,208	Thrivent Core Emerging Markets Debt Fund	27,968,477
8,915,969	Thrivent Core International Equity Fund	81,402,797
8,045,068	Thrivent Core Low Volatility Equity Fund	83,749,159
4,574,852	Thrivent High Yield Fund, Class S	21,181,565
6,977,933	Thrivent Income Fund, Class S	62,033,822
17,517,076	Thrivent Large Cap Growth Fund, Class S	200,045,004
5,134,248	Thrivent Large Cap Stock Fund, Class S	126,148,471
10,294,208	Thrivent Large Cap Value Fund, Class S	213,501,875
2,907,523	Thrivent Limited Maturity Bond Fund, Class S	35,849,762
6,346,474	Thrivent Mid Cap Stock Fund, Class S	161,835,085
23,986,445	Thrivent Partner Worldwide Allocation Fund, Class S	229,070,547
1,818,493	Thrivent Small Cap Stock Fund, Class S	41,352,525

	Total	1,284,139,089

Unaffiliated (1.4%)
6,439	Direxion Daily S&P 500	262,711
3,955	Direxion Daily Small Cap Bull 3X Shares	225,870
36,000	Invesco Senior Loan ETF	807,840
10,292	iShares Dow Jones U.S. Real Estate Index Fund ETF	859,794
8,933	iShares iBoxx $ High Yield Corporate Bond ETF[d]	760,287
60,395	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,043,265
13,416	iShares Russell 2000 Growth Index Fund[d]	2,514,695
7,023	iShares Russell 2000 Index Fund	1,046,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Registered Investment Companies (48.1%)	Value
Unaffiliated (1.4%)- continued
5,218	iShares Russell 2000 Value Index Fund	$622,351
26,000	iShares Short-Term Corporate Bond ETF	1,359,540
19,331	ProShares Ultra S&P 500	2,076,536
4,821	ProShares UltraPro QQQ	226,635
7,594	ProShares UltraPro S&P 500[d]	327,226
39,015	SPDR S&P 500 ETF Trust	10,531,319
27,644	SPDR S&P Biotech ETF[d]	2,311,038
9,759	SPDR S&P Retail ETF[d]	430,957
3,574	SPDR S&P Semiconductor ETF	256,149
1,742	VanEck Vectors Semiconductor ETF	168,260
49,117	Vanguard Real Estate ETF	4,096,849
56,850	Vanguard Short-Term Corporate Bond ETF	4,490,013

	Total	40,418,183

	Total Registered Investment Companies (cost $1,121,859,697)	1,324,557,272

Shares	Common Stock (23.9%)	Value
Communications Services (1.0%)
21,842	Activision Blizzard, Inc.	1,031,816
4,415	Alphabet, Inc., Class Ae	4,970,804
1,768	Alphabet, Inc., Class Ce	1,973,742
35,800	AT&T, Inc.	1,076,148
45,575	Auto Trader Group plc[f]	273,511
29,354	CBS Corporation	1,451,849
22,870	Comcast Corporation	836,356
12,330	DISH Network Corporation[e]	378,161
2,921	EchoStar Corporation[e]	119,703
3,547	Electronic Arts, Inc.[e]	327,175
24,048	Facebook, Inc.[e]	4,008,561
2,640	Hemisphere Media Group, Inc.[e]	35,006
6,535	IAC/InterActive Corporation[e]	1,380,715
842	Ipsos SA	19,535
147,424	ITV plc	250,248
1,500	Kakaku.com, Inc.	26,334
78,828	KCOM Group plc	71,753
15,000	KDDI Corporation	374,770
8,297	Liberty Latin America, Ltd.[e]	144,658
13,973	Liberty Media Corporation - Liberty SiriusXM[e]	558,361
1,221	Lions Gate Entertainment Corporation, Class B	21,404
15,863	Mediaset Espana Comunicacion SA	111,764
82,555	News Corporation, Class A	1,059,181
57,860	News Corporation, Class B	748,130
80,356	ORBCOMM, Inc.[e]	654,098
2,859	ProSiebenSat.1 Media AG	51,035
2,140	Rightmove plc	13,252
11,349	Seven West Media, Ltd.[e]	4,461
11,695	Take-Two Interactive Software, Inc.[e]	1,234,407
24,374	Telenor ASA	461,447
108,877	Telstra Corporation, Ltd.	246,849
15,071	Tencent Holdings, Ltd., ADR	672,317
8,800	TV Asahi Holdings Corporation	162,958
15,050	Twitter, Inc.[e]	505,078
24,933	Verizon Communications, Inc.	1,372,811
2,071	Wolters Kluwer NV	128,797

	Total	26,757,195

Consumer Discretionary (2.5%)
3,642	Amazon.com, Inc.[e]	6,259,615

Shares	Common Stock (23.9%)	Value
Consumer Discretionary (2.5%) - continued
24,647	American Axle & Manufacturing Holdings, Inc.[e]	$364,283
1,000	AOKI Holdings, Inc.	11,779
900	Aoyama Trading Company, Ltd.	22,489
3,747	Aptiv plc	296,500
1,300	Autobacs Seven Company, Ltd.	21,767
3,700	Benesse Holdings, Inc.	96,598
3,248	Berkeley Group Holdings plc	159,920
897	Booking Holdings, Inc.[e]	1,644,031
23,680	BorgWarner, Inc.	968,512
702	Bovis Homes Group plc	9,334
10,600	Bridgestone Corporation	408,009
21,124	Bright Horizons Family Solutions, Inc.[e]	2,445,948
16,193	Bunzl plc	510,598
3,811	Burberry Group plc	90,088
19,187	Burlington Stores, Inc.[e]	3,294,600
20,555	Canada Goose Holdings, Inc.[e]	1,057,760
5,884	Carnival plc	332,910
2,960	Century Casinos, Inc.[e]	22,703
19,254	Chico’s FAS, Inc.	111,673
23,397	Children’s Place, Inc.	2,263,894
2,320	Chipotle Mexican Grill, Inc.[e]	1,228,695
1,300	Chiyoda Company, Ltd.	21,877
27,500	Citizen Watch Company, Ltd.	146,792
910	Compass Group plc	19,473
35,619	Core-Mark Holding Company, Inc.	993,058
2,960	Countryside Properties plc[f]	11,925
27,816	Crocs, Inc.[e]	798,875
11,267	CSS Industries, Inc.	98,361
10,281	Culp, Inc.	196,367
4,787	D.R. Horton, Inc.	184,060
10,302	Delphi Technologies plc	184,509
9,000	Denso Corporation	413,970
18,107	Dollar Tree, Inc.[e]	1,753,301
51,117	Duluth Holdings, Inc.[d,e]	1,220,674
14,770	Emerald Expositions Events, Inc.	209,734
300	Exedy Corporation	7,565
12,813	Expedia Group, Inc.	1,527,950
71,750	Extended Stay America, Inc.	1,226,925
22,072	Five Below, Inc.[e]	2,730,969
169	Genuine Parts Company	16,870
25,641	G-III Apparel Group, Ltd.[e]	894,102
593	Gildan Activewear, Inc.	20,070
18,859	Habit Restaurants, Inc.[e]	192,739
7,886	Harley-Davidson, Inc.	290,678
3,731	Haverty Furniture Companies, Inc.	76,000
12,560	Home Depot, Inc.	2,305,137
4,000	Honda Motor Company, Ltd.	120,088
6,942	Inchcape plc	52,235
11,111	International Speedway Corporation	482,773
29,313	Knoll, Inc.	590,950
17,927	Las Vegas Sands Corporation	1,046,220
11,990	Lowe’s Companies, Inc.	1,152,958
2,700	Lululemon Athletica, Inc.[e]	399,087
7,849	Magna International, Inc.	415,291
10,714	Marks and Spencer Group plc	40,537
5,032	Marriott Vacations Worldwide Corporation	445,533
7,342	McDonald’s Corporation	1,312,603
23,117	Modine Manufacturing Company[e]	338,202
6,798	Moneysupermarket.com Group plc	27,036
5,612	Netflix, Inc.e	1,905,274
8,900	NHK Spring Company, Ltd.	82,569
24,981	NIKE, Inc.	2,045,444
71,200	Nissan Motor Company, Ltd.	608,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Consumer Discretionary (2.5%) - continued
22,756	Norwegian Cruise Line Holdings, Ltd.[e]	$1,170,341
22,631	Office Depot, Inc.	66,761
1,300	Onward Holdings Company, Ltd.	7,600
1,940	O’Reilly Automotive, Inc.[e]	668,640
17,035	Oxford Industries, Inc.	1,304,540
7,810	Park Hotels & Resorts, Inc.	234,847
8,737	Peugeot SA	219,782
44,092	Planet Fitness, Inc.[e]	2,553,809
2,668	Playa Hotels and Resorts NVe	21,024
900	Plenus Company, Ltd.[d]	15,198
3,479	Polaris Industries, Inc.	291,819
3,572	PVH Corporation	389,741
86,397	Red Rock Resorts, Inc.	2,192,756
8,830	Redrow plc	67,338
3,475	RHd,e	472,148
18,426	Ross Stores, Inc.	1,697,403
2,800	Sangetsu Company, Ltd.	51,144
38,600	Sekisui House, Ltd.	576,892
2,000	SHIMAMURA Company, Ltd.	173,192
1,827	SmartCentres Real Estate Investment Trust	46,302
4,076	Stamps.com, Inc.[e]	758,462
13,265	Starbucks Corporation	903,877
12,600	Sumitomo Rubber Industries, Ltd.	175,142
4,363	Super Retail Group, Ltd.	23,141
400	Takara Standard Company, Ltd.	5,736
10,320	Tapestry, Inc.	399,487
39,495	Toll Brothers, Inc.	1,458,945
26,773	Tower International, Inc.	778,827
10,800	Toyoda Gosei Company, Ltd.	236,292
200	TS Tech Company, Ltd.	6,017
6,097	Ulta Beauty, Inc.[e]	1,779,836
1,000	United Arrows, Ltd.	35,503
9,596	Vail Resorts, Inc.	1,806,543
14,474	Wingstop, Inc.	950,218
34,900	Yahoo Japan Corporation	94,333
17,854	Zumiez, Inc.[e]	453,670

	Total	70,315,841

Consumer Staples (1.0%)
12,116	Altria Group, Inc.	597,925
28,265	Archer-Daniels-Midland Company	1,269,098
1,700	Arcs Company, Ltd.	37,977
7,902	Calavo Growers, Inc.[d]	642,907
1,067	Carlsberg AS	122,155
25,270	Casey’s General Stores, Inc.	3,251,744
27,110	Colgate-Palmolive Company	1,753,475
92,153	Cott Corporation	1,398,882
10,481	Empire Company, Ltd.	235,632
2,031	ForFarmers BV	19,742
497	Glanbia plc	9,497
75,182	Hain Celestial Group, Inc.[e]	1,378,086
17,986	Imperial Brands plc	597,027
3,681	Inter Parfums, Inc.	244,639
33,000	Japan Tobacco, Inc.	835,419
14,465	John B. Sanfilippo & Son, Inc.	987,236
2,060	Kimberly-Clark Corporation	229,443
12,397	Koninklijke Ahold Delhaize NV	326,612
318	L’Oreal SA	76,646
400	Ministop Company, Ltd.	7,189
11,005	Molson Coors Brewing Company	733,043
37,048	Monster Beverage Corporation[e]	2,120,627
26,655	PepsiCo, Inc.	3,003,219
19,072	Philip Morris International, Inc.	1,463,204
2,901	Seneca Foods Corporation[e]	82,969

Shares	Common Stock (23.9%)	Value
Consumer Staples (1.0%) - continued
8,703	SpartanNash Company	$180,587
3,000	Sugi Holdings Company, Ltd.	124,554
1,200	Sundrug Company, Ltd.	38,403
116,800	SunOpta, Inc.[e]	485,888
6,940	Swedish Match AB	310,926
5,325	TreeHouse Foods, Inc.[e]	310,767
100	TSURUHA Holdings, Inc.	9,257
66,107	Turning Point Brands, Inc.	2,340,849
9,006	Unilever NV	482,272
13,060	Unilever plc	686,093
15,325	Wal-Mart Stores, Inc.	1,468,595

	Total	27,862,584

Energy (0.8%)
28,518	Abraxas Petroleum Corporation[e]	33,936
6,050	Anadarko Petroleum Corporation	286,347
140,795	Archrock, Inc.	1,329,105
5,770	BP plc ADR	237,262
204,062	Callon Petroleum Company[e]	1,661,065
10,719	Chevron Corporation	1,228,933
24,903	Comstock Resources, Inc.[d,e]	149,667
5,971	Concho Resources, Inc.[e]	715,565
2,170	Contura Energy, Inc.[e]	139,705
27,120	Denbury Resources, Inc.[e]	55,054
9,023	Diamondback Energy, Inc.	930,452
2,992	EQT Corporation	58,254
9,280	Era Group, Inc.[e]	87,418
116,987	Euronav NV	910,159
2,343	Evolution Petroleum Corporation	17,502
22,357	Exterran Corporation[e]	388,118
31,536	Exxon Mobil Corporation	2,310,958
36,797	Forum Energy Technologies, Inc.[e]	180,673
337	Gaztransport Et Technigaz SA	28,465
150,505	Gran Tierra Energy, Inc.[e]	356,697
10,300	Halliburton Company	323,008
5,934	Helix Energy Solutions Group, Inc.[e]	40,529
31,694	Marathon Oil Corporation	500,448
6,750	Marathon Petroleum Corporation	447,255
1,541	Matrix Service Company[e]	33,054
12,320	McDermott International, Inc.[e]	108,662
32,325	Nabors Industries, Ltd.	95,682
8,632	Newpark Resources, Inc.[e]	71,732
68,409	Nine Energy Service, Inc.[e]	1,640,448
9,112	Pacific Drilling SAe	141,236
12,871	Par Pacific Holdings, Inc.e	209,283
79,693	Patterson-UTI Energy, Inc.	966,676
2,181	Phillips 66	208,089
15,567	Pioneer Energy Services Corporation[e]	23,039
5,731	Pioneer Natural Resources Company	815,636
999	Royal Dutch Shell plc, Class A	30,969
21,819	Royal Dutch Shell plc, Class B	677,449
18,913	Superior Energy Services, Inc.[e]	73,950
47,892	Talos Energy, Inc.[e]	914,737
48,943	TechnipFMC plc	1,123,731
27,264	Teekay Tankers, Ltd.	27,264
44,598	Transocean, Ltd.[d,e]	382,205
37,857	Unit Corporation[e]	604,198
127	Weatherford International plc[e]	82
23,680	WPX Energy, Inc.[e]	290,317

	Total	20,855,014

Financials (4.0%)
3,727	Aareal Bank AG	120,518
6,618	Affiliated Managers Group, Inc.	694,559
8,250	Aflac, Inc.	393,525
9,950	AG Mortgage Investment Trust, Inc.	179,299

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Financials (4.0%) - continued
1,190	Aircastle, Ltd.	$24,800
1,430	Allianz SE	303,406
18,376	Allstate Corporation	1,614,699
16,600	Ally Financial, Inc.	432,596
7,701	American Express Company	790,893
44,960	American Financial Group, Inc.	4,288,734
4,660	American International Group, Inc.	201,452
251	Ameriprise Financial, Inc.	31,777
12,689	Ameris Bancorp	481,548
14,159	Arch Capital Group, Ltd.[e]	415,567
5,608	Argo Group International Holdings, Ltd.	374,278
13,430	Arthur J. Gallagher & Company	1,003,355
54,384	Assured Guaranty, Ltd.	2,205,815
1,458	ASX, Ltd.	67,697
15,053	Axos Financial, Inc.[e]	457,009
16,643	Banca Monte dei Paschi di Siena SPA[d,e]	23,578
35	BancFirst Corporation	1,879
33,098	BancorpSouth Bank	965,800
96,265	Bank of America Corporation	2,740,665
1,943	Bank of Marin Bancorp	81,489
742	Bank of New York Mellon Corporation	38,821
10,346	BankFinancial Corporation	155,190
11,902	Bankinter SA	92,934
8,300	Berkshire Hathaway, Inc.[e]	1,705,982
11,310	Blackstone Group, LP	381,147
6,750	BOK Financial Corporation	560,992
41,037	Boston Private Financial Holdings, Inc.	476,029
125,886	BrightSphere Investment Group	1,557,210
53,205	Brown & Brown, Inc.	1,445,048
1,958	Byline Bancorp, Inc.[e]	36,987
11,414	CaixaBank SA	43,168
19,069	Capital One Financial Corporation	1,536,771
17,282	Cathay General Bancorp	641,508
32,364	Central Pacific Financial Corporation	926,581
17,794	Charles Schwab Corporation	832,225
2,690	Cherry Hill Mortgage Investment Corporation	49,765
2,610	Chubb, Ltd.	347,261
20,911	CI Financial Corporation	281,529
8,641	Cincinnati Financial Corporation	700,958
42,792	Citigroup, Inc.	2,758,372
12,976	CNP Assurances	294,800
11,104	Colony Capital, Inc.	67,401
3,120	Comerica, Inc.	245,669
16,785	Community Trust Bancorp, Inc.	681,639
11,691	Direct Line Insurance Group plc	51,674
29,630	Discover Financial Services	1,999,729
10,015	DnB ASA	177,759
91,253	Dynex Capital, Inc.	549,343
55,044	E*TRADE Financial Corporation	2,568,353
38,766	East West Bancorp, Inc.	1,950,705
5,065	Ellington Residential Mortgage REIT	59,058
19,720	Employers Holdings, Inc.	835,536
19,287	Enterprise Financial Services Corporation	851,135
22,175	Essent Group, Ltd.[e]	881,456
5,352	Euronext NVf	329,691
3,427	FBL Financial Group, Inc.	240,644
21,639	Fifth Third Bancorp	580,358
11,060	Financial Institutions, Inc.	296,629
13,619	Finecobank Banca Fineco SPA	148,092
16,747	First American Financial Corporation	838,690
19,610	First Busey Corporation	485,544

Shares	Common Stock (23.9%)	Value
Financials (4.0%) - continued
301	First Citizens BancShares, Inc.	$122,667
25,049	First Defiance Financial Corporation	705,881
7,654	First Financial Corporation	317,411
89,489	First Hawaiian, Inc.	2,302,552
24,858	First Interstate BancSystem, Inc.	967,473
1,172	First Merchants Corporation	42,930
588	First Mid-Illinois Bancshares, Inc.	19,157
5,792	First Midwest Bancorp, Inc.	127,540
2,966	First of Long Island Corporation	61,456
9,936	First Republic Bank	960,116
42,740	FlexiGroup, Ltd.	40,959
4,956	Genworth MI Canada, Inc.[d]	168,639
810	Goldman Sachs Group, Inc.	160,388
17,628	Great Southern Bancorp, Inc.	940,278
45,710	Hamilton Lane, Inc.	1,657,902
28,605	Hancock Whitney Corporation	1,175,093
1,399	Hanmi Financial Corporation	30,680
1,352	Hannover Rueckversicherung SE	195,139
3,771	Hanover Insurance Group, Inc.	430,045
38,410	Hartford Financial Services Group, Inc.	1,802,197
1,292	Heartland Financial USA, Inc.	58,605
92,419	Heritage Commerce Corporation	1,226,400
3,074	HFF, Inc.	127,325
14,107	Hometrust Bancshares, Inc.	380,889
16,222	Horace Mann Educators Corporation	675,646
18,561	Horizon Bancorp, Inc.	299,575
16,640	Houlihan Lokey, Inc.	736,154
46,700	Huntington Bancshares, Inc.	618,308
14,977	IBERIABANK Corporation	1,106,651
19,025	Independent Bank Corporation	421,594
6,637	Interactive Brokers Group, Inc.	334,505
41,975	Intercontinental Exchange, Inc.	3,222,001
46,648	Investment Technology Group, Inc.	1,411,568
7,936	J.P. Morgan Chase & Company	821,376
15,935	Kemper Corporation	1,197,993
83,771	KeyCorp	1,379,708
3,772	KKR Real Estate Finance Trust, Inc.	77,779
7,697	Lakeland Bancorp, Inc.	120,458
17,881	Loews Corporation	856,500
560	Markel Corporation[e]	589,966
5,179	MarketAxess Holdings, Inc.	1,112,294
233,217	Medibank Private, Ltd.	444,611
2,732	Mercantile Bank Corporation	90,702
53,630	Meridian Bancorp, Inc.	849,231
7,260	MetLife, Inc.	331,564
22,502	MidWestOne Financial Group, Inc.	623,530
16,954	Morgan Stanley	717,154
7,456	MSCI, Inc.	1,269,533
6,912	National Bank Holdings Corporation	220,908
2,122	National Bank of Canada	99,806
242	National Western Life Group, Inc.	73,399
5,045	Newmark Group, Inc.	52,720
9,126	Old Second Bancorp, Inc.	128,038
2,692	Pacific Premier Bancorp, Inc.e	80,087
13,720	PacWest Bancorp	529,455
1,304	Paragon Banking Group plc	7,102
2,036	Pargesa Holding SA	160,714
334	Park National Corporation	31,403
47,839	PCSB Financial Corporation	971,610
662	Peapack-Gladstone Financial Corporation	17,669
2,546	Peoples Bancorp, Inc.	81,472
587	Piper Jaffray Companies	40,521
11,146	Primerica, Inc.	1,252,476
1,464	Principal Financial Group, Inc.	73,302

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Financials (4.0%) - continued
43,010	Provident Financial Services, Inc.	$1,062,777
2,350	Prudential Financial, Inc.	216,529
11,949	QCR Holdings, Inc.	409,373
17,550	Radian Group, Inc.	337,662
6,317	Raymond James Financial, Inc.	508,519
5,523	Reinsurance Group of America, Inc.	797,797
3,353	S&P Global, Inc.	642,602
26,782	Sandy Spring Bancorp, Inc.	873,361
68,186	Santander Consumer USA Holdings Inc.	1,299,625
62,456	Seacoast Banking Corporation of Florida[e]	1,718,789
13,949	SEI Investments Company	663,135
1,500	Senshu Ikeda Holdings, Inc.	4,114
232,693	SLM Corporation[e]	2,492,142
14,928	State Auto Financial Corporation	507,552
2,260	State Street Corporation	160,234
25,776	Stifel Financial Corporation	1,233,897
1,508	Sun Life Financial, Inc.	54,400
13,889	SunTrust Banks, Inc.	825,284
9,308	SVB Financial Group[e]	2,172,301
33,808	Synovus Financial Corporation	1,197,479
3,961	Territorial Bancorp, Inc.	109,244
2,243	Topdanmark AS	106,866
4,989	Towne Bank	129,514
11,260	TriCo Bancshares	424,727
74,677	TrustCo Bank Corporation	579,494
7,070	U.S. Bancorp	361,701
3,683	Umpqua Holdings Corporation	65,115
20,791	United Community Banks, Inc.	534,745
32,406	United Financial Bancorp, Inc.	479,933
1,888	Univest Corporation of Pennsylvania	44,349
11,421	Unum Group	396,994
6,652	Washington Trust Bancorp, Inc.	346,170
10,440	Wells Fargo & Company	510,620
5,748	Western Alliance Bancorp[e]	254,521
3,295	Western Asset Mortgage Capital Corporation	31,500
581	Westwood Holdings Group, Inc.	21,276
21,711	Wintrust Financial Corporation	1,544,521
25,169	WSFS Financial Corporation	1,061,377
29,850	Zions Bancorporations NA	1,420,562

	Total	109,348,927

Health Care (3.6%)
4,358	ABIOMED, Inc.[e]	1,529,963
12,987	Aerie Pharmaceuticals, Inc.[e]	610,649
43,827	Agilent Technologies, Inc.	3,333,043
144	Allergan plc	20,733
9,917	AmerisourceBergen Corporation	826,780
11,421	Amgen, Inc.	2,136,983
1,717	Amplifon SPA	30,761
7,201	Ardelyx, Inc.[e]	15,122
6,795	Arena Pharmaceuticals, Inc.[e]	312,366
457	Atrion Corporation	340,849
14,603	Baxter International, Inc.	1,058,572
4,133	Becton, Dickinson and Company	1,031,018
1,950	Biogen, Inc.[e]	650,871
26,236	BioMarin Pharmaceutical, Inc.[e]	2,575,588
1,690	Bio-Techne Corporation	294,837
40,473	Bruker Corporation	1,418,983
16,962	Cardiovascular Systems, Inc.[e]	528,027
46,940	Catalent, Inc.[e]	1,733,494
7,970	Charles River Laboratories International, Inc.[e]	981,824
7,207	Cigna Holding Company	1,440,031

Shares	Common Stock (23.9%)	Value
Health Care (3.6%) - continued
12,547	Concert Pharmaceuticals, Inc.[e]	$177,540
11,368	CVS Health Corporation	745,172
16,837	Danaher Corporation	1,867,560
14,490	Dexcom, Inc.[e]	2,043,525
9,327	Edwards Lifesciences Corporation[e]	1,589,507
4,491	Eli Lilly and Company	538,291
24,282	Evolent Health, Inc.[e]	429,306
57,025	GenMark Diagnostics, Inc.[e]	378,646
1,486	Genomic Health, Inc.[e]	112,654
322	Gerresheimer AG	21,806
9,765	Gilead Sciences, Inc.	683,648
31,089	GlaxoSmithKline plc	603,889
1,131	GN Store Nord AS	48,753
74,775	Halozyme Therapeutics, Inc.[e]	1,209,860
4,460	Heska Corporation[e]	439,756
9,071	Hill-Rom Holdings, Inc.	907,281
3,090	Illumina, Inc.[e]	864,551
14,277	Immunomedics, Inc.[e]	211,157
19,481	Inogen, Inc.[e]	2,945,722
9,673	Inspire Medical Systems, Inc.[e]	518,763
19,753	Intersect ENT, Inc.[e]	586,072
5,452	Intra-Cellular Therapies, Inc.[e]	65,642
2,497	Intuitive Surgical, Inc.[e]	1,307,529
10,105	Jazz Pharmaceuticals, Inc.[e]	1,272,118
26,449	Johnson & Johnson	3,519,833
1,100	KYORIN Holdings, Inc.	23,357
31,816	LHC Group, Inc.[e]	3,363,906
5,249	Ligand Pharmaceuticals, Inc.[e]	619,907
217	LNA Sante	11,816
5,385	Magellan Health Services, Inc.[e]	350,887
5,675	McKesson Corporation	727,819
20,914	Medtronic plc	1,848,589
15,960	Merck & Company, Inc.	1,187,903
18,523	Merit Medical Systems, Inc.[e]	1,047,105
27,005	Mylan NVe	808,800
37,600	Natera, Inc.[e]	510,984
7,743	National Healthcare Corporation	621,995
16,382	Neurocrine Biosciences, Inc.[e]	1,445,220
10,252	Nevro Corporation[e]	497,837
10,331	Novartis AG	901,904
19,242	Novo Nordisk AS	901,797
12,606	Novocure, Ltd.[e]	617,694
35,787	NuVasive, Inc.[e]	1,794,360
17,489	Omnicell, Inc.[e]	1,139,059
96,531	Optinose, Inc.[d,e]	621,660
12,455	PerkinElmer, Inc.	1,127,178
78,296	Pfizer, Inc.	3,323,665
6,258	Ra Medical Systems, Inc.[d,e]	46,184
497	Recordati SPA	18,009
3,052	Roche Holding AG	811,941
6,409	Sage Therapeutics, Inc.[e]	913,859
26,353	Syneos Health, Inc.[e]	1,345,057
34,191	Tactile Systems Technology, Inc.[e]	2,276,437
15,286	Teleflex, Inc.	4,180,721
13,591	Thermo Fisher Scientific, Inc.	3,338,901
21,590	UnitedHealth Group, Inc.	5,833,618
15,900	Universal Health Services, Inc.	2,107,227
16,200	Valeant Pharmaceuticals International, Inc.[e]	397,710
29,683	Veeva Systems, Inc.[e]	3,237,228
14,560	Vertex Pharmaceuticals, Inc.[e]	2,779,650
5,543	West Pharmaceutical Services, Inc.	600,141
47,790	Wright Medical Group NVe	1,426,054
32,351	Zoetis, Inc.	2,787,362

	Total	99,552,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Industrials (3.8%)
21,170	Acco Brands Corporation	$186,931
8,791	ACS Actividades de Construccion y Servicios, SAe	363,807
2,300	Acuity Brands, Inc.	278,093
10,670	Aegion Corporation[e]	193,660
20,057	Aerojet Rocketdyne Holdings, Inc.[e]	791,650
2,700	AGC, Inc.	91,504
15,565	AGCO Corporation	999,273
3,916	Altra Industrial Motion Corporation	119,869
28,864	AMETEK, Inc.	2,104,186
13,248	Arcosa, Inc.	389,889
14,307	ASGN, Inc.[e]	901,198
14,341	Atlas Copco AB, Class A	374,147
12,793	Atlas Copco AB, Class B	306,127
20,871	AZZ, Inc.	933,977
4,447	Boeing Company	1,714,852
1,989	Brady Corporation	88,928
5,075	Brink’s Company	375,804
31,251	BWX Technologies, Inc.	1,450,671
40,851	Casella Waste Systems, Inc.[e]	1,230,432
24,206	CBIZ, Inc.[e]	474,438
176	Chase Corporation	17,744
1,526	CIA De Distribucion Integral	39,405
9,367	Colfax Corporation[e]	231,833
1,220	Columbus McKinnon Corporation	44,164
5,320	Comfort Systems USA, Inc.	255,200
43,322	Costamare, Inc.	220,076
23,972	Crane Company	1,983,923
1,886	CSW Industrials, Inc.[e]	97,412
29,200	CSX Corporation	1,918,440
400	Cummins, Inc.	58,844
7,439	Curtiss-Wright Corporation	844,475
9,920	Delta Air Lines, Inc.	490,346
12,198	Dycom Industries, Inc.[e]	708,094
41,294	EMCOR Group, Inc.	2,693,608
18,175	Emerson Electric Company	1,189,917
23,472	Encore Wire Corporation	1,265,141
1,179	Ennis, Inc.	23,391
3,426	ESCO Technologies, Inc.	223,067
40,955	Federal Signal Corporation	900,191
1,043	Ferguson plc	69,842
11,467	Forrester Research, Inc.	514,983
3,212	Franklin Electric Company, Inc.	153,469
2,002	Gardner Denver Holdings, Inc.[e]	49,389
7,975	General Dynamics Corporation	1,365,081
16,808	Global Brass and Copper Holdings, Inc.	508,274
300	Glory, Ltd.	7,453
7,043	Gorman-Rupp Company	243,336
15,713	Granite Construction, Inc.	679,116
18,969	GWA Group, Ltd.	38,574
28,724	Healthcare Services Group, Inc.[d]	1,252,941
17,769	Heico Corporation	1,501,480
1,769	Herc Holdings, Inc.[e]	65,541
3,700	Hino Motors, Ltd.	37,148
2,000	Hitachi Zosen Corporation	6,654
312	Hochtief AG	46,665
26,612	Honeywell International, Inc.	3,822,282
2,008	Hub Group, Inc.[e]	89,376
12,357	Hubbell, Inc.	1,350,991
3,735	Huntington Ingalls Industries, Inc.	771,091
1,794	Hyster-Yale Materials Handling, Inc.	124,844
5,010	IDEX Corporation	690,679
2,999	Illinois Tool Works, Inc.	411,793
2,400	Inaba Denki Sangyo Company, Ltd.	93,710
13,976	Ingersoll-Rand plc	1,398,159

Shares	Common Stock (23.9%)	Value
Industrials (3.8%) - continued
69,304	Interface, Inc.	$1,137,279
711	Jacobs Engineering Group, Inc.	46,073
9,144	JB Hunt Transport Services, Inc.	978,774
22,013	KAR Auction Services, Inc.	1,144,896
97,831	KeyW Holding Corporation[e]	702,427
18,219	Kforce, Inc.	597,765
3,224	Koninklijke Philips NV	127,106
22,353	Korn/Ferry International	1,019,297
33,850	Lincoln Electric Holdings, Inc.	2,925,994
6,201	Lindsay Corporation	532,542
5,103	Lockheed Martin Corporation	1,478,288
1,365	Manitowoc Company, Inc.[e]	20,775
18,190	Masco Corporation	589,538
26,446	Masonite International Corporation[e]	1,512,711
8,728	Meggitt plc	59,113
24,140	Mercury Systems, Inc.[e]	1,415,328
41,170	Milacron Holdings Corporation[e]	570,616
2,000	Mitsuboshi Belting, Ltd.	38,214
2,000	Mitsui & Company, Ltd.	32,676
1,576	Monadelphous Group, Ltd.	16,934
8,202	Moog, Inc.	733,833
149,243	MRC Global, Inc.[e]	2,331,176
23,009	Mueller Industries, Inc.	596,163
8,485	Mueller Water Products, Inc.	83,832
200	Nachi-Fujikoshi Corporation	8,025
7,376	National Express Group plc	38,136
38,152	NCI Building Systems, Inc.[e]	311,320
6,300	Nitto Kogyo Corporation	113,848
3,178	Nobina ABf	21,796
8,885	Norfolk Southern Corporation	1,490,370
2,237	Northgate plc	10,850
7,174	Old Dominion Freight Line, Inc.	975,162
17,151	Oshkosh Corporation	1,287,182
16,155	PageGroup plc	93,677
3,519	Parker Hannifin Corporation	579,966
60,474	Primoris Services Corporation	1,206,456
5,490	Radiant Logistics, Inc.[e]	27,121
9,517	Raven Industries, Inc.	352,034
2,732	Raytheon Company	450,124
31,569	Regal-Beloit Corporation	2,423,236
2,508	RELX plc	55,428
20,840	RELX plc	461,595
7,928	Resources Connection, Inc.	132,477
53,054	Ritchie Brothers Auctioneers, Inc.	1,907,822
552	Rockwool International AS	148,055
7,124	Roper Industries, Inc.	2,017,944
456	Rush Enterprises, Inc.	17,442
9,761	Sandvik AB	155,979
1,666	Schindler Holding AG, Participation Certificate	354,392
1,966	Schneider Electric SE	139,825
28,437	SiteOne Landscape Supply, Inc.[e]	1,515,692
13,980	SKF AB	235,482
159	Societe BIC SA	15,924
52,661	Southwest Airlines Company	2,989,038
8,677	SP Plus Corporation[e]	287,209
1,003	Spirax-Sarco Engineering plc	84,353
11,999	SPX Corporation[e]	356,970
25,672	SPX FLOW, Inc.[e]	841,271
14,889	Standex International Corporation	1,110,422
32,600	Sumitomo Electric Industries, Ltd.	464,496
800	Taikisha, Ltd.	21,274
20,855	Terex Corporation	640,457
11,397	Timken Company	485,398
3,330	Titan International, Inc.	18,715
2,300	Toppan Forms Company, Ltd.	19,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Industrials (3.8%) - continued
48,488	TPI Composites, Inc.[e]	$1,467,732
3,832	Transcontinental, Inc.	61,040
2,591	TransDigm Group, Inc.[e]	1,013,081
6,980	TransUnion	424,524
28,562	TriMas Corporation[e]	828,012
1,800	Tsubakimoto Chain Company	66,658
1,255	UniFirst Corporation	173,730
15,760	United Continental Holdings, Inc.[e]	1,375,375
2,789	United Parcel Service, Inc.	293,961
10,608	United Rentals, Inc.[e]	1,328,758
18,035	United Technologies Corporation	2,129,392
11,155	Universal Truckload Services, Inc.	227,339
7,333	Valmont Industries, Inc.	945,957
21,600	Verisk Analytics, Inc.[e]	2,536,056
10,149	WABCO Holdings, Inc.[e]	1,159,320
22,300	WageWorks, Inc.[e]	703,565
49,399	Waste Connections, Inc.	4,127,780
4,220	Watsco, Inc.	622,366
862	Watts Water Technologies, Inc.	64,538
35,094	Willdan Group, Inc.[e]	1,180,913
1,100	Yuasa Trading Company, Ltd.	32,216

	Total	105,187,490

Information Technology (5.1%)
68,640	Advanced Micro Devices, Inc.[e]	1,675,502
25,417	Akamai Technologies, Inc.[e]	1,654,647
3,670	Alliance Data Systems Corporation	651,755
718	Altisource Portfolio Solutions SAe	17,002
5,134	Amadeus IT Holding SA	373,336
9,695	Ambarella, Inc.[d,e]	368,410
3,285	American Software, Inc.	36,332
50,436	Amphenol Corporation	4,434,333
4,057	ANSYS, Inc.[e]	666,768
29,928	Apple, Inc.	4,981,216
12,279	Arista Networks, Inc.[e]	2,637,284
26,862	Arrow Electronics, Inc.[e]	2,040,169
4,039	Atkore International Group, Inc.[e]	93,664
7,140	Atlassian Corporation plc[e]	702,576
10,648	Autodesk, Inc.[e]	1,567,386
11,493	Automatic Data Processing, Inc.	1,607,181
31,316	Benchmark Electronics, Inc.	796,053
51,826	Blackline, Inc.[e]	2,465,881
51,689	Booz Allen Hamilton Holding Corporation	2,539,481
18,500	Canon, Inc.	532,064
4,375	Capgemini SA	483,153
4,267	CDK Global, Inc.	208,699
7,979	CDW Corporation	664,411
10,628	CEVA, Inc.[e]	302,260
10,150	CGI Group, Inc.[e]	671,053
64,598	Ciena Corporation[e]	2,460,538
116,270	Cisco Systems, Inc.	5,498,408
113,617	Clearwater Energy, Inc., Class A	1,670,170
11,468	Cognex Corporation	521,794
10,944	Cognizant Technology Solutions Corporation	762,578
3,043	Cohu, Inc.	53,374
11,851	Computershare, Ltd.	153,525
26,005	CoreLogic, Inc.[e]	943,981
11,117	Coupa Software, Inc.[e]	966,734
955	CSG Systems International, Inc.	34,561
18,663	Descartes Systems Group, Inc.[e]	579,673
769	Dialog Semiconductor plc[e]	22,483
80,736	Dolby Laboratories, Inc.	5,217,968
2,208	DXC Technology Company	141,577

Shares	Common Stock (23.9%)	Value
Information Technology (5.1%) - continued
3,926	Endurance International Group Holdings, Inc.[e]	$31,801
7,733	Envestnet, Inc.[e]	419,515
4,890	Euronet Worldwide, Inc.[e]	562,399
48,980	EVERTEC, Inc.	1,355,277
3,759	ExlService Holdings, Inc.[e]	216,143
2,182	eXp World Holdings, Inc.[d,e]	23,871
20,471	Fiserv, Inc.[e]	1,697,660
13,470	Five9, Inc.[e]	688,721
11,735	FLIR Systems, Inc.	573,607
4,580	Fortinet, Inc.[e]	350,691
17,320	Global Payments, Inc.	1,944,690
40,813	Guidewire Software, Inc.[e]	3,537,671
18,789	Halma plc	345,565
218	International Business Machines Corporation	29,304
57,329	Keysight Technologies, Inc.[e]	4,243,493
5,142	Kulicke and Soffa Industries, Inc.	115,849
7,100	Lam Research Corporation	1,204,018
34,289	M/A-COM Technology Solutions Holdings, Inc.[e]	618,231
4,299	ManTech International Corporation	242,335
24,189	MasterCard, Inc.	5,107,024
8,984	Methode Electronics, Inc.	231,338
60,910	Microsoft Corporation	6,360,831
6,810	MicroStrategy, Inc.[e]	864,121
2,310	MKS Instruments, Inc.	188,565
10,041	MoneyGram International, Inc.[e]	21,387
38,361	Monolithic Power Systems, Inc.	4,854,968
9,993	Monotype Imaging Holdings, Inc.	165,884
38,346	National Instruments Corporation	1,695,660
3,300	NEC Networks & System Integration Corporation	72,890
26,785	New Relic, Inc.[e]	2,722,695
10,056	Nice, Ltd. ADR[e]	1,105,657
9,033	Novanta, Inc.[e]	629,419
58,042	Oracle Corporation	2,915,450
4,400	Otsuka Corporation	142,419
8,210	Palo Alto Networks, Inc.[e]	1,763,672
19,695	PayPal Holdings, Inc.[e]	1,748,128
8,070	Pegasystems, Inc.	454,260
23,136	Plexus Corporation[e]	1,298,392
1,575	Progress Software Corporation	57,062
27,806	Proofpoint, Inc.[e]	2,832,597
32,407	Q2 Holdings, Inc.[e]	1,925,948
88,509	Quantenna Communications, Inc.[e]	1,322,324
695	Red Hat, Inc.[e]	123,599
25,747	Rogers Corporation[e]	3,267,552
15,199	Rudolph Technologies, Inc.[e]	330,122
1,100	Ryoyo Electro Corporation	15,040
62,632	SailPoint Technologies Holdings, Inc.[e]	1,788,144
22,436	Salesforce.com, Inc.[e]	3,409,599
6,511	ScanSource, Inc.[e]	249,436
33,150	Sequans Communications SA ADR[d,e]	35,139
10,422	ServiceNow, Inc.[e]	2,293,048
18,100	Shinko Electric Industries Company, Ltd.	124,801
2,207	Silicon Laboratories, Inc.[e]	168,836
232	Siltronic AG	23,049
5,167	Sykes Enterprises, Inc.[e]	142,454
39,020	Synopsys, Inc.[e]	3,642,517
8,749	Teradata Corporation[e]	388,281
9,991	Teradyne, Inc.	359,576
19,342	Texas Instruments, Inc.	1,947,353
600	Tokyo Seimitsu Company, Ltd.	17,571
641	Trimble, Inc.[e]	24,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Information Technology (5.1%) - continued
14,929	Tyler Technologies, Inc.[e]	$2,824,418
1,948	Ultimate Software Group, Inc.[e]	531,940
6,466	Ultra Clean Holdings, Inc.[e]	76,687
6,338	Universal Display Corporation[d]	658,075
27,049	Verint Systems, Inc.[e]	1,308,360
1,573	VeriSign, Inc.[e]	266,262
53,318	Virtusa Corporation[e]	2,586,989
21,714	Visa, Inc.	2,931,607
30,423	Xilinx, Inc.	3,405,551
40,770	Zix Corporation[e]	290,282
33,154	Zuora, Inc.[e]	717,453

	Total	141,827,393

Materials (0.8%)
6,110	Alcoa Corporation[e]	181,345
5,500	Balchem Corporation	456,610
7,700	Ball Corporation	402,556
24,302	BHP Group plc	542,971
14,090	BHP Group, Ltd.	359,757
18,456	Celanese Corporation	1,767,347
6,850	CF Industries Holdings, Inc.	299,002
13,942	Chemours Company	498,426
13,665	Continental Building Products, Inc.[e]	359,936
100	Daido Steel Company, Ltd.	4,180
5,550	Eastman Chemical Company	447,441
5,220	Evonik Industries AG	142,759
22,270	Ferroglobe Representation & Warranty Insurance Trust[c,e]	2
483	Fuchs Petrolub SE	22,658
6,417	Granges AB	61,717
4,446	Hexpol AB	39,354
1,900	Hitachi Chemical Company, Ltd.	31,340
1,500	Hokuetsu Corporation	8,138
15,533	Innospec, Inc.	1,091,504
9,200	JSR Corporation	148,749
7,619	Kadant, Inc.	649,901
1,272	Kaiser Aluminum Corporation	127,671
686	Koninklijke DSM NV	64,152
2,768	Kraton Performance Polymers, Inc.[e]	78,058
8,000	Kuraray Company, Ltd.	123,029
6,300	Kyoei Steel, Ltd.	102,860
1,000	Lintec Corporation	22,144
7,540	Martin Marietta Materials, Inc.	1,332,167
30,048	Mercer International, Inc.	443,809
5,076	Methanex Corporation	276,997
11,691	Minerals Technologies, Inc.	684,742
16,000	Mitsubishi Gas Chemical Company, Inc.	253,066
9,647	Mondi plc	233,294
19,599	Myers Industries, Inc.	318,680
6,500	Nippon Kayaku Company, Ltd.	81,845
4,500	Nippon Light Metal Holdings Company, Ltd.	9,985
21,100	Nippon Steel & Sumitomo Metal Corporation	390,737
13,215	Nucor Corporation	809,287
2,515	Olympic Steel, Inc.	48,464
52,871	OMNOVA Solutions, Inc.[e]	471,081
19,945	Owens-Illinois, Inc.	400,296
5,892	Packaging Corporation of America	555,733
28,876	Reliance Steel & Aluminum Company	2,364,367
5,248	RPM International, Inc.	299,976
11,893	Ryerson Holding Corporation[e]	83,608
17,216	Sandfire Resources NL	87,825
200	Sanyo Special Steel Company, Ltd.	4,334

Shares	Common Stock (23.9%)	Value
Materials (0.8%) - continued
17,928	Schweitzer-Mauduit International, Inc.	$574,772
18,235	Scotts Miracle-Gro Company	1,355,772
8,936	SSAB AB, Class A	35,423
22,822	Steel Dynamics, Inc.	835,057
964	Stepan Company	84,764
800	Taiyo Holdings Company, Ltd.	24,357
4,300	Toagosei Company, Ltd.	50,085
4,206	Tronox, Ltd.	36,845
600	Ube Industries, Ltd.	13,568
7,073	United States Lime & Minerals, Inc.	488,108
16,900	UPM-Kymmene Oyj	490,805
6,371	Verso Corporation[e]	157,173
11,669	WestRock Company	475,045
6,474	Worthington Industries, Inc.	244,264

	Total	22,049,938

Real Estate (1.0%)
1,553	Acadia Realty Trust	44,618
505	Agree Realty Corporation	33,345
8,761	Alexander & Baldwin, Inc.[e]	201,853
2,850	Alexandria Real Estate Equities, Inc.	375,373
402	American Assets Trust, Inc.	17,262
5,429	American Campus Communities, Inc.	249,843
6,542	Apartment Investment & Management Company	323,960
6,788	Apple Hospitality REIT, Inc.	111,391
14,697	Ares Commercial Real Estate Corporation	211,637
18,787	Armada Hoffler Properties, Inc.	282,181
19,893	Ashford Hospitality Trust, Inc.	98,470
2,259	Bluerock Residential Growth REIT, Inc.	23,448
5,372	Brandywine Realty Trust	80,849
22,071	Brixmor Property Group, Inc.	378,076
8,116	Camden Property Trust	786,846
838	CareTrust REIT, Inc.	18,419
863	Castellum AB	16,361
34,827	CBL & Associates Properties, Inc.	86,719
91,427	Cedar Realty Trust, Inc.	319,080
8,066	Chatham Lodging Trust	163,014
624	Chesapeake Lodging Trust	17,771
5,849	City Office REIT, Inc.	67,614
804	Columbia Property Trust, Inc.	17,744
5,010	CoreCivic, Inc.	99,549
4,925	Corepoint Lodging, Inc.	60,282
10,531	CoreSite Realty Corporation	1,040,357
8,991	Corporate Office Properties Trust	221,988
68,401	Cousins Properties, Inc.	605,349
2,466	CubeSmart	76,323
3,798	CyrusOne, Inc.	205,852
3,700	Daito Trust Construction Company, Ltd.	513,901
785	Deutsche EuroShop AG	24,429
3,749	DiamondRock Hospitality Company	38,090
3,040	Digital Realty Trust, Inc.	329,354
9,225	Douglas Emmett, Inc.	348,982
12,880	Duke Realty Corporation	376,611
1,124	EastGroup Properties, Inc.	116,289
11,382	Empire State Realty Trust, Inc.	175,966
4,145	EPR Properties	302,834
4,090	Equity Commonwealth	132,352
4,690	Equity Lifestyle Properties, Inc.	496,577
6,516	Farmland Partners, Inc.	36,555
2,046	First Industrial Realty Trust, Inc.	66,945
911	Four Corners Property Trust, Inc.	25,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (23.9%)	Value
Real Estate (1.0%) - continued
17,873	Franklin Street Properties Corporation	$132,618
11,929	Gaming and Leisure Properties, Inc.	447,337
11,038	GEO Group, Inc.	248,907
3,315	Getty Realty Corporation	106,279
6,669	Gladstone Commercial Corporation	133,046
838	Global Net Lease, Inc.	16,249
1,340	Granite REIT	60,751
7,251	Healthcare Realty Trust, Inc.	234,135
12,244	Healthcare Trust of America, Inc.	347,974
12,062	Highwoods Properties, Inc.	534,588
19,839	Hospitality Properties Trust	528,908
18,565	Host Hotels & Resorts, Inc.	335,284
466	Howard Hughes Corporation[e]	51,745
4,753	Hudson Pacific Properties, Inc.	154,330
36,000	Hysan Development Company, Ltd.	187,339
2,484	Industrial Logistics Properties Trust	53,381
1,610	Investors Real Estate Trust	94,781
9,267	iSTAR Financial, Inc.	88,870
5,395	JBG SMITH Properties	208,517
3,649	Jones Lang LaSalle, Inc.	523,303
7,324	Kilroy Realty Corporation	516,049
5,964	Kite Realty Group Trust	99,181
5,544	Lamar Advertising Company	412,751
5,205	Lexington Realty Trust	50,020
4,272	Liberty Property Trust	201,382
1,654	Life Storage, Inc.	162,539
495	LTC Properties, Inc.	23,483
2,118	Mack-Cali Realty Corporation	43,631
14,592	Medical Properties Trust, Inc.	265,574
1,836	MGM Growth Properties LLC	56,916
123,844	Mirvac Group	217,144
8,753	Monmouth Real Estate Investment Corporation	120,266
1,313	National Health Investors, Inc.	109,320
6,232	National Storage Affiliates Trust	181,351
4,255	Office Properties Income Trust	136,288
8,357	Omega Healthcare Investors, Inc.	335,868
4,478	One Liberty Properties, Inc.	121,802
9,475	Outfront Media, Inc.	196,606
7,180	Paramount Group, Inc.	103,966
8,296	Pebblebrook Hotel Trust	265,887
13,094	Pennsylvania REIT	96,503
36,383	Physicians Realty Trust	658,896
2,895	Piedmont Office Realty Trust, Inc.	56,047
8,030	PotlatchDeltic Corporation	296,146
562	PS Business Parks, Inc.	81,597
6,225	QTS Realty Trust, Inc.	262,135
3,799	Quebecor, Inc.	89,427
7,006	Rayonier, Inc. REIT	213,263
3,379	RE/MAX Holdings, Inc.	140,972
17,140	Realogy Holdings Corporation[d]	304,235
3,781	Redfin Corporation[d,e]	67,642
1,771	Retail Opportunity Investments Corporation	31,116
20,401	Retail Properties of America, Inc.	257,869
6,007	RLJ Lodging Trust	111,430
838	RMR Group, Inc.	55,316
11,000	Road King Infrastructure, Ltd.	20,007
7,472	RPT Realty	97,808
3,165	Ryman Hospitality Properties	254,308
17,597	Sabra Health Care REIT, Inc.	361,442
1,240	Saul Centers, Inc.	65,670
10,425	SBA Communications Corporation[e]	1,902,875
9,074	Scentre Group	26,281
23,259	Senior Housing Property Trust	320,276

Shares	Common Stock (23.9%)	Value
Real Estate (1.0%) - continued
3,006	Seritage Growth Properties	$120,871
2,586	SITE Centers Corporation	33,799
5,590	Spirit Realty Capital, Inc.	222,035
9,209	St. Joe Company[e]	143,292
2,786	STAG Industrial, Inc.	76,810
7,055	Store Capital Corporation	228,018
15,810	Summit Hotel Properties, Inc.	176,598
6,837	Sunstone Hotel Investors, Inc.	97,769
2,000	Swire Pacific, Ltd.	23,686
3,961	Tanger Factory Outlet Centers, Inc.	90,113
2,771	Taubman Centers, Inc.	137,996
20,976	Terreno Realty Corporation	846,172
5,290	UMH Properties, Inc.	74,219
594	Universal Health Realty Income Trust	41,414
10,896	Urban Edge Properties	222,496
20,628	Urstadt Biddle Properties, Inc.	441,852
15,464	VICI Properties, Inc.	332,940
42,467	Vicinity Centres	80,851
21,292	Washington Prime Group, Inc.	120,939
1,302	Washington REIT	33,006
6,424	Weingarten Realty Investors	184,305
881	Wereldhave NV	28,232
1,356	Weyerhaeuser Company	35,581
25,900	Wing Tai Holdings, Ltd.	39,532
2,051	Xenia Hotels & Resorts, Inc.	38,497

	Total	26,970,836

Utilities (0.3%)
5,497	AGL Energy, Ltd.	85,889
7,158	Artesian Resources Corporation	253,322
11,006	Clearwater Energy, Inc., Class C	166,081
5,611	Consolidated Water Company, Ltd.	73,224
16,509	Enagas SA	481,202
4,950	Entergy Corporation	441,490
6,500	Exelon Corporation	310,440
15,197	MDU Resources Group, Inc.	390,715
3,848	Middlesex Water Company	216,258
2,964	National Fuel Gas Company	169,837
10,651	New Jersey Resources Corporation	516,574
7,487	NorthWestern Corporation	478,494
18,126	PNM Resources, Inc.	771,986
2,789	Portland General Electric Company	134,764
8,720	Public Service Enterprise Group, Inc.	475,676
6,937	Southwest Gas Holdings, Inc.	543,306
47,516	UGI Corporation	2,709,837
993	Unitil Corporation	52,093

	Total	8,271,188

	Total Common Stock (cost $556,459,739)	658,999,022

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
92,658	3.010%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,f	91,840
	Ares CLO, Ltd.
700,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,f]	693,088
	Betony CLO, Ltd.
510,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,f]	503,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Asset-Backed Securities (0.6%) - continued
	Buttermilk Park CLO, Ltd.
$1,150,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,f]	$1,139,993
	Carlyle Global Market Strategies CLO, Ltd.
750,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,f	740,304
	CBAM 2019-9, Ltd.
800,000	4.084%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,c,f,g	800,000
	Commonbond Student Loan Trust
209,087	3.010%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	205,600
	Dryden Senior Loan Fund
650,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,f]	639,807
	Earnest Student Loan Program, LLC
415,103	3.020%, 5/25/2034, Ser. 2016-B, Class A2[f]	411,948
	Edlinc Student Loan Funding Trust
40,242	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,f	40,625
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,425,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,h]	1,499,246
	Galaxy XX CLO, Ltd.
450,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,f	444,426
	Golub Capital Partners, Ltd.
500,000	3.610%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,f]	497,864
416,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,f	412,934
	Harley Marine Financing, LLC
1,470,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[f]	1,023,752
	Limerock CLO III, LLC
441,271	3.961%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1Rb,f	441,316
	Madison Park Funding XIV, Ltd.
275,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,f	273,166
	Madison Park Funding XXXI, Ltd.
450,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,f	444,190
	Magnetite CLO, Ltd.
400,000	3.696%, (LIBOR 3M + 1.080%), 11/15/2028, Ser. 2016-18A, Class ARb,f	398,448

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Asset-Backed Securities (0.6%) - continued
	Magnetite XII, Ltd.
$450,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,f]	$446,293
	Morgan Stanley Capital I, Inc.
400,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	426,445
	Mountain View CLO, Ltd.
300,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,f	295,715
	National Collegiate Trust
408,332	2.805%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,f	400,215
	Neuberger Berman CLO XIV, Ltd.
465,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,f	463,459
	Neuberger Berman CLO, Ltd.
100,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,f	99,571
	Octagon Investment Partners XVI, Ltd.
100,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,f	98,126
	Octagon Investment Partners XX, Ltd.
314,397	3.748%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class ARb,f	314,393
	OZLM VIII, Ltd.
140,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,f	139,882
	Palmer Square Loan Funding, Ltd.
400,000	3.870%, (LIBOR 3M + 1.400%), 1/20/2027, Ser. 2018-5A, Class A2[b,f]	395,802
	PPM CLO, Ltd.
300,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,f	296,086
	Race Point IX CLO, Ltd.
325,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,f	324,843
	Renaissance Home Equity Loan Trust
1,106,584	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	775,499
	SBA Small Business Investment Companies
1,300,000	3.548%, 9/11/2028, Ser. 2018-10B, Class 1	1,341,517
	Shackleton CLO, Ltd.
300,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,f]	297,181
	SLM Student Loan Trust
239,936	2.910%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	234,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Asset-Backed Securities (0.6%) - continued
$95,791	3.030%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	$95,975
	SoFi Professional Loan Program, LLC
80,824	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	79,947
	Symphony CLO XV, Ltd.
360,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,f]	359,155
	Voya CLO 3, Ltd.
104,509	3.491%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1Rb,f	103,923

	Total	17,690,595

Basic Materials (0.3%)
	Alcoa Nederland Holding BV
300,000	6.750%, 9/30/2024[f]	312,498
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[f]	11,833
320,000	4.875%, 5/14/2025[f]	325,941
	ArcelorMittal SA
198,000	6.125%, 6/1/2025	212,949
	Braskem Netherlands Finance BV
500,000	4.500%, 1/10/2028[f]	486,875
	BWAY Holding Company
290,000	5.500%, 4/15/2024[f]	283,295
	CF Industries, Inc.
500,000	3.450%, 6/1/2023[d]	482,500
	Chemours Company
290,000	5.375%, 5/15/2027	278,400
	Dow Chemical Company
225,000	4.800%, 11/30/2028[f]	234,966
	DowDuPont, Inc.
425,000	4.493%, 11/15/2025	446,332
	E.I. du Pont de Nemours and Company
12,000	2.200%, 5/1/2020	11,924
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[f]	59,850
195,000	7.500%, 4/1/2025[f]	182,812
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	89,743
	Glencore Funding, LLC
84,000	4.125%, 5/30/2023[f]	84,188
115,000	4.000%, 3/27/2027[f]	110,545
	International Paper Company
230,000	4.350%, 8/15/2048	203,770
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,135
168,000	5.950%, 3/15/2024	173,040
265,000	4.500%, 7/15/2027	238,500
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,002
	Novelis Corporation
390,000	5.875%, 9/30/2026[f]	376,837
	Olin Corporation
340,000	5.125%, 9/15/2027[d]	331,500
	Peabody Securities Finance Corporation
280,000	6.375%, 3/31/2025[f]	270,200
	Platform Specialty Products Corporation
240,000	5.875%, 12/1/2025[f]	239,400

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Basic Materials (0.3%) - continued
	Sherwin-Williams Company
$12,000	2.250%, 5/15/2020	$11,871
207,000	3.125%, 6/1/2024	201,475
	Steel Dynamics, Inc.
230,000	5.000%, 12/15/2026	228,850
	Syngenta Finance NV
275,000	3.933%, 4/23/2021[f]	272,970
	Teck Resources, Ltd.
395,000	6.125%, 10/1/2035	412,775
	United States Steel Corporation
375,000	6.250%, 3/15/2026	339,844
	Vale Overseas, Ltd.
52,000	4.375%, 1/11/2022	52,276
130,000	6.250%, 8/10/2026	139,262
77,000	6.875%, 11/21/2036	85,759
130,000	6.875%, 11/10/2039	144,287
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026	157,378
	WestRock Company
215,000	3.750%, 3/15/2025[f]	211,142
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[f]	9,267

	Total	7,729,191

Capital Goods (0.3%)
	AECOM
415,000	5.875%, 10/15/2024	432,015
	Ardagh Packaging Finance plc
290,000	6.000%, 2/15/2025[f]	282,025
	Ashtead Capital, Inc.
290,000	4.125%, 8/15/2025[f]	276,950
	Boeing Company
250,000	3.850%, 11/1/2048	246,094
	Bombardier, Inc.
390,000	7.500%, 3/15/2025[f]	376,350
	Building Materials Corporation of America
310,000	6.000%, 10/15/2025[f]	311,937
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[f]	60,810
320,000	6.125%, 5/5/2025[f]	325,760
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	8,890
135,000	3.700%, 4/1/2027	134,097
	CNH Industrial Capital, LLC
200,000	4.875%, 4/1/2021	203,000
	CNH Industrial NV
250,000	3.850%, 11/15/2027	231,902
	Covanta Holding Corporation
400,000	6.000%, 1/1/2027	383,000
	Crown Americas Capital Corporation IV
320,000	4.500%, 1/15/2023	322,400
	Crown Cork & Seal Company, Inc.
280,000	7.375%, 12/15/2026	305,550
	General Electric Company
16,000	5.000%, 1/21/2021[b,j]	14,080
	H&E Equipment Services, Inc.
190,000	5.625%, 9/1/2025	185,725
	Huntington Ingalls Industries, Inc.
300,000	3.483%, 12/1/2027	288,060
	L3 Technologies, Inc.
333,000	3.950%, 5/28/2024	334,637
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Capital Goods (0.3%) - continued
$184,000	3.600%, 3/1/2035	$175,000
168,000	4.500%, 5/15/2036	176,147
46,000	6.150%, 9/1/2036	56,818
	Northrop Grumman Corporation
320,000	3.850%, 4/15/2045	297,512
	Owens-Brockway Glass Container, Inc.
425,000	5.000%, 1/15/2022[f]	429,250
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	123,522
	Reynolds Group Issuer, Inc.
390,000	5.125%, 7/15/2023[f]	390,721
	Rockwell Collins, Inc.
345,000	2.800%, 3/15/2022	337,928
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	124,126
70,000	3.650%, 9/15/2023	70,169
116,000	4.200%, 9/15/2028	117,012
	Siemens Financieringsmaatschappij NV
362,000	4.200%, 3/16/2047[f]	373,751
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[f]	151,875
	Textron, Inc.
150,000	7.250%, 10/1/2019	154,121
300,000	3.375%, 3/1/2028	280,281
	United Rentals North America, Inc.
315,000	5.500%, 7/15/2025	318,938
	United Technologies Corporation
450,000	4.450%, 11/16/2038	453,485
230,000	4.050%, 5/4/2047	214,834

	Total	9,038,573

Collateralized Mortgage Obligations (0.6%)
	Ajax Mortgage Loan Trust
732,140	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,f	737,776
	Angel Oak Mortgage Trust I, LLC
65,459	3.500%, 7/25/2046, Ser. 2016-1, Class A1[f]	65,226
1,485,394	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	1,485,341
	Banc of America Alternative Loan Trust
29,639	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,850
	Bayview Opportunity Master Fund Trust
369,423	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,f	366,466
	CHL Mortgage Pass-Through Trust
1,768,690	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,487,199
	CIM Trust
1,114,258	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,f]	1,164,095
	Citigroup Mortgage Loan Trust, Inc.
128,807	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	128,030
15,298	4.341%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	12,777
	COLT Mortgage Loan Trust
270,720	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,f	269,024

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Countrywide Alternative Loan Trust
$109,985	3.848%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	$95,666
140,334	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	86,249
82,122	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	77,366
396,635	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	325,828
391,826	7.000%, 10/25/2037, Ser. 2007-24, Class A10	230,997
	Countrywide Home Loan Mortgage Pass Through Trust
65,305	4.075%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	57,259
	Countrywide Home Loans, Inc.
144,916	5.750%, 4/25/2037, Ser. 2007-3, Class A27	116,157
	Credit Suisse First Boston Mortgage Securities Corporation
23,961	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	23,404
	Credit Suisse Mortgage Trust
863,822	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,f]	874,918
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
95,747	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	85,873
30,884	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	32,127
	Ellington Financial Mortgage Trust
620,982	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,f	620,901
	Federal Home Loan Mortgage Corporation
509,451	4.000%, 7/15/2031, Ser. 4104, Class KIk	55,086
281,816	3.000%, 2/15/2033, Ser. 4170, Class IGk	30,905
	Federal National Mortgage Association
554,790	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	68,919
	Galton Funding Mortgage Trust 2017-1
833,021	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,f]	845,713
	GS Mortgage-Backed Securities Trust
442,763	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Af	445,195
	Impac Secured Assets Trust
623,296	2.750%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	520,442
	J.P. Morgan Alternative Loan Trust
94,761	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	80,586
	J.P. Morgan Mortgage Trust
189,751	4.214%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	164,114
382,817	2.890%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	191,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
$446,778	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	$245,910
	MASTR Alternative Loans Trust
114,379	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	115,942
229,047	2.960%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	103,254
	Merrill Lynch Alternative Note Asset Trust
115,446	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	88,438
	Mill City Mortgage Loan Trust
672,793	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,f]	668,218
	MortgageIT Trust
1,115,452	2.710%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	992,153
	Preston Ridge Partners Mortgage, LLC
550,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,f,g]	549,175
	Pretium Mortgage Credit Partners, LLC
300,016	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[f,i]	297,128
	RCO Mortgage, LLC
496,351	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,f]	498,142
	Renaissance Home Equity Loan Trust
2,010,240	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	1,352,948
	Residential Accredit Loans, Inc. Trust
40,829	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	39,430
660,153	3.060%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	513,870
	Residential Funding Mortgage Security I Trust
43,477	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	40,320
	Sequoia Mortgage Trust
240,595	3.470%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	194,207
	Structured Adjustable Rate Mortgage Loan Trust
52,694	4.268%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	41,824
	Structured Asset Mortgage Investments, Inc.
79,726	2.820%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	76,689
	Verus Securitization Trust
212,158	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,f]	210,407
336,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,f]	331,274
	WaMu Mortgage Pass Through Certificates
60,837	3.872%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	56,809

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
$132,925	3.883%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	$128,064
73,416	2.992%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	68,930
	Wells Fargo Mortgage Backed Securities Trust
16,089	5.500%, 11/25/2021, Ser. 2006-17, Class A1	15,940
24,198	4.772%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	24,594
19,366	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	19,046

	Total	17,446,010

Commercial Mortgage-Backed Securities (0.6%)
	BANK 2018-BNK13
1,050,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[b]	1,104,678
	Benchmark Mortgage Trust
650,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	684,513
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	757,132
	Federal Home Loan Mortgage Corporation - REMIC
3,200,000	3.859%, 11/25/2028, Ser. K086, Class A2[b]	3,354,961
	Federal National Mortgage Association
850,000	3.640%, 6/1/2028	864,096
225,000	3.710%, 7/1/2028	232,245
	Federal National Mortgage Association - ACES
475,000	2.597%, 12/25/2026, Ser. 2017-M3, Class A2[b]	453,686
700,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	681,781
950,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	932,218
	Federal National Mortgage Association Grantor Trust
923,843	2.898%, 6/25/2027, Ser. 2017-T1, Class Ah	897,566
	GS Mortgage Securities Trust
483,376	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	494,276
700,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	715,938
825,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	820,137
800,000	3.470%, 11/10/2048, Ser. 2015-GS1, Class A2	802,940
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	399,441
	Morgan Stanley Capital I, Inc.
1,300,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	1,361,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Commercial Mortgage-Backed Securities (0.6%) - continued
	UBS Commercial Mortgage Trust
$900,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	$944,807

	Total	15,501,777

Communications Services (0.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	190,586
435,000	6.400%, 12/15/2035	550,897
	AMC Networks, Inc.
255,000	5.000%, 4/1/2024	253,087
	America Movil SAB de CV
98,000	5.000%, 10/16/2019	99,299
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,967
210,000	3.300%, 2/15/2021	209,997
	AT&T, Inc.
6,000	5.200%, 3/15/2020	6,144
135,000	3.800%, 3/1/2024	136,681
118,000	4.100%, 2/15/2028	117,107
97,000	4.300%, 2/15/2030	95,793
180,000	5.250%, 3/1/2037	182,714
180,000	4.900%, 8/15/2037	175,753
126,000	6.350%, 3/15/2040	138,445
125,000	5.550%, 8/15/2041	129,645
95,000	4.750%, 5/15/2046	88,557
330,000	5.450%, 3/1/2047	337,532
	British Sky Broadcasting Group plc
184,000	3.125%, 11/26/2022[f]	182,921
	British Telecommunications plc
425,000	4.500%, 12/4/2023	437,830
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[f]	410,096
275,000	5.500%, 5/1/2026[f]	274,312
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[f]	61,050
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	83,243
200,000	4.500%, 2/1/2024	203,758
250,000	4.200%, 3/15/2028	241,612
640,000	6.484%, 10/23/2045	688,863
	Clear Channel Worldwide Holdings, Inc.
330,000	6.500%, 11/15/2022	337,425
	Comcast Corporation
400,000	4.950%, 10/15/2058	423,324
225,000	4.049%, 11/1/2052	209,476
12,000	1.625%, 1/15/2022	11,562
140,000	2.750%, 3/1/2023	138,015
70,000	3.417%, (LIBOR 3M + 0.630%), 4/15/2024[b]	69,014
245,000	3.950%, 10/15/2025	253,580
400,000	4.250%, 10/15/2030	415,284
360,000	4.400%, 8/15/2035	361,955
243,000	4.750%, 3/1/2044	252,542
150,000	4.600%, 8/15/2045	153,100
	Cox Communications, Inc.
250,000	3.350%, 9/15/2026[f]	235,754
92,000	4.600%, 8/15/2047[f]	83,102
	Crown Castle International Corporation
201,000	3.400%, 2/15/2021	201,087
126,000	5.250%, 1/15/2023	132,756

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Communications Services (0.6%) - continued
$184,000	3.200%, 9/1/2024	$176,330
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[f]	39,099
	Digicel, Ltd.
533,677	6.000%, 4/15/2021[d,f]	492,584
	Discovery Communications, LLC
230,000	4.900%, 3/11/2026	235,375
380,000	5.000%, 9/20/2037	356,042
	Gray Television, Inc.
295,000	5.875%, 7/15/2026[f]	289,837
	Intelsat Jackson Holdings SA
200,000	8.500%, 10/15/2024[f]	202,000
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	358,200
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	128,375
30,000	5.250%, 3/15/2026	29,109
	Meredith Corporation
25,000	6.875%, 2/1/2026[f]	25,687
	Moody’s Corporation
122,000	2.750%, 12/15/2021	120,221
	Neptune Finco Corporation
345,000	10.875%, 10/15/2025[f]	397,612
	Netflix, Inc.
400,000	4.875%, 4/15/2028	380,000
	Nexstar Escrow Corporation
138,000	5.625%, 8/1/2024[f]	133,515
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	82,568
	Orange SA
10,000	1.625%, 11/3/2019	9,900
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	134,850
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	232,919
	Sprint Corporation
495,000	7.625%, 2/15/2025	517,424
	Telecom Italia SPA
260,000	5.303%, 5/30/2024[f]	247,000
	Telefonica Emisiones SAU
275,000	4.665%, 3/6/2038	256,111
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	185,039
	Verizon Communications, Inc.
280,000	3.500%, 11/1/2021	284,357
378,000	5.150%, 9/15/2023	411,317
385,000	3.376%, 2/15/2025	384,538
90,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	89,348
117,000	4.272%, 1/15/2036	113,809
368,000	4.862%, 8/21/2046	377,321
278,000	4.522%, 9/15/2048	271,561
	Viacom, Inc.
99,000	4.250%, 9/1/2023	100,502
200,000	6.875%, 4/30/2036	227,636
126,000	5.850%, 9/1/2043	129,532
	Virgin Media Secured Finance plc
285,000	5.250%, 1/15/2026[f]	280,725
	Windstream Services, LLC
280,000	8.625%, 10/31/2025[f]	263,900

	Total	16,548,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Consumer Cyclical (0.5%)
	Allison Transmission, Inc.
$280,000	5.000%, 10/1/2024[f]	$275,800
	Amazon.com, Inc.
115,000	3.150%, 8/22/2027	114,027
230,000	3.875%, 8/22/2037	230,430
138,000	4.050%, 8/22/2047	140,010
	American Honda Finance Corporation
204,000	2.000%, 2/14/2020	202,199
	Aptiv plc
210,000	3.150%, 11/19/2020	209,353
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	58,800
	Cinemark USA, Inc.
488,000	4.875%, 6/1/2023	483,120
	D.R. Horton, Inc.
228,000	2.550%, 12/1/2020	224,084
	Daimler Finance North America, LLC
168,000	3.371%, (LIBOR 3M + 0.620%), 10/30/2019[b,f]	168,132
250,000	3.132%, (LIBOR 3M + 0.550%), 5/4/2021[b,f]	248,407
	Delphi Jersey Holdings plc
395,000	5.000%, 10/1/2025[f]	338,712
	Ford Motor Credit Company, LLC
182,000	2.262%, 3/28/2019	181,657
14,000	2.597%, 11/4/2019	13,927
84,000	2.459%, 3/27/2020	82,561
63,000	3.200%, 1/15/2021	61,597
9,000	3.336%, 3/18/2021	8,756
450,000	5.596%, 1/7/2022	456,238
130,000	4.083%, (LIBOR 3M + 1.270%), 3/28/2022[b]	123,934
350,000	2.979%, 8/3/2022	324,781
	General Motors Company
375,000	3.667%, (LIBOR 3M + 0.900%), 9/10/2021[b]	367,125
475,000	5.000%, 10/1/2028	461,462
	General Motors Financial Company, Inc.
9,000	2.650%, 4/13/2020	8,929
70,000	3.727%, (LIBOR 3M + 0.930%), 4/13/2020[b]	69,739
84,000	4.200%, 3/1/2021	84,671
275,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	271,379
9,000	4.375%, 9/25/2021	9,086
235,000	3.150%, 6/30/2022	227,648
84,000	3.950%, 4/13/2024	80,844
135,000	4.300%, 7/13/2025	129,350
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,968
215,000	5.400%, 9/15/2040	250,414
126,000	4.250%, 4/1/2046	129,983
230,000	3.900%, 6/15/2047	222,029
	Hyundai Capital America
226,000	2.550%, 4/3/2020[f]	223,308
6,000	2.750%, 9/18/2020[f]	5,923
126,000	3.000%, 10/30/2020[f]	124,712
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[d,f]	252,656
	KB Home
162,000	4.750%, 5/15/2019	161,595

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Consumer Cyclical (0.5%) - continued
	L Brands, Inc.
$275,000	5.625%, 2/15/2022	$279,812
27,000	6.694%, 1/15/2027	25,650
	Landry’s, Inc.
300,000	6.750%, 10/15/2024[f]	300,000
	Lear Corporation
175,000	5.250%, 1/15/2025	179,178
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,797
215,000	4.125%, 1/15/2022	213,989
60,000	4.750%, 11/15/2022	60,225
475,000	4.875%, 12/15/2023	475,000
145,000	4.500%, 4/30/2024	142,462
	Live Nation Entertainment, Inc.
20,000	5.375%, 6/15/2022[f]	20,150
210,000	4.875%, 11/1/2024[f]	206,850
185,000	5.625%, 3/15/2026[f]	186,850
	Macy’s Retail Holdings, Inc.
348,000	2.875%, 2/15/2023	318,238
	Mastercard, Inc.
320,000	3.950%, 2/26/2048	326,834
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	125,063
180,000	2.625%, 1/15/2022	178,894
275,000	4.450%, 3/1/2047	271,512
	MGM Resorts International
390,000	6.000%, 3/15/2023	404,625
30,000	5.750%, 6/15/2025	30,150
	Navistar International Corporation
375,000	6.625%, 11/1/2025[f]	375,000
	New Red Finance, Inc.
340,000	4.250%, 5/15/2024[f]	328,950
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[f]	8,993
150,000	2.150%, 9/28/2020[f]	146,801
	Prime Security Services Borrower, LLC
348,000	9.250%, 5/15/2023[f]	368,010
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,904
	Scientific Games International, Inc.
335,000	5.000%, 10/15/2025[f]	317,513
	Six Flags Entertainment Corporation
300,000	4.875%, 7/31/2024[f]	297,000
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,935
	Volkswagen Group of America Finance, LLC
500,000	4.250%, 11/13/2023[f]	505,770
325,000	4.750%, 11/13/2028[f]	320,842
	Wabash National Corporation
475,000	5.500%, 10/1/2025[f]	433,438
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[f]	59,982

	Total	13,973,763

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
230,000	2.900%, 11/30/2021	229,808
12,000	2.550%, 3/15/2022	11,739
80,000	3.400%, 11/30/2023	81,016
79,000	3.750%, 11/30/2026	80,445
381,000	4.750%, 11/30/2036	411,015
185,000	4.900%, 11/30/2046	205,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Consumer Non-Cyclical (0.8%) - continued
	AbbVie, Inc.
$302,000	2.500%, 5/14/2020	$300,199
6,000	2.900%, 11/6/2022	5,927
210,000	3.600%, 5/14/2025	207,479
105,000	4.700%, 5/14/2045	97,952
	Albertson’s Companies, LLC
35,000	6.625%, 6/15/2024	34,475
350,000	7.500%, 3/15/2026[f,g]	350,000
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	82,169
105,000	2.625%, 9/16/2026	92,858
	Amgen, Inc.
276,000	2.200%, 5/11/2020	273,536
125,000	3.125%, 5/1/2025	122,429
	Anheuser-Busch Companies, LLC
484,000	3.650%, 2/1/2026[d,f]	475,609
336,000	4.700%, 2/1/2036[f]	322,079
	Anheuser-Busch InBev Finance, Inc.
105,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	105,502
6,000	3.300%, 2/1/2023	5,987
	Anheuser-Busch InBev Worldwide, Inc.
550,000	4.750%, 4/15/2058	489,565
170,000	3.537%, (LIBOR 3M + 0.740%), 1/12/2024[b]	165,739
290,000	4.375%, 4/15/2038	265,191
290,000	4.600%, 4/15/2048	263,661
	Anthem, Inc.
230,000	4.625%, 5/15/2042	222,830
	BAT Capital Corporation
92,000	2.297%, 8/14/2020	90,800
138,000	3.222%, 8/15/2024	132,412
184,000	4.540%, 8/15/2047	151,026
	Baxalta, Inc.
118,000	4.000%, 6/23/2025	117,062
	Bayer U.S. Finance II, LLC
330,000	4.250%, 12/15/2025[f]	328,620
375,000	4.875%, 6/25/2048[f]	355,686
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[f]	9,931
	Becton, Dickinson and Company
12,000	3.125%, 11/8/2021	11,882
196,000	3.734%, 12/15/2024	195,398
425,000	3.700%, 6/6/2027	415,252
138,000	4.669%, 6/6/2047	138,324
	Boston Scientific Corporation
80,000	6.000%, 1/15/2020	82,180
125,000	3.850%, 5/15/2025	126,883
275,000	4.000%, 3/1/2028	276,845
126,000	7.375%, 1/15/2040	161,603
	Bunge, Ltd. Finance Corporation
80,000	3.500%, 11/24/2020	79,925
	Celgene Corporation
370,000	2.875%, 8/15/2020	369,311
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	49,752
	Cigna Corporation
45,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,f]	44,419
320,000	4.125%, 11/15/2025[f]	326,659
380,000	3.050%, 10/15/2027	352,079
400,000	4.800%, 8/15/2038[f]	408,279
	Clorox Company
300,000	3.100%, 10/1/2027	288,256

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Conagra Brands, Inc.
$215,000	3.800%, 10/22/2021	$216,043
230,000	4.300%, 5/1/2024	231,937
	Constellation Brands, Inc.
210,000	3.600%, 2/15/2028	200,807
	CVS Caremark Corporation
40,000	4.000%, 12/5/2023	40,861
	CVS Health Corporation
52,000	3.350%, 3/9/2021	52,186
6,000	2.750%, 12/1/2022	5,862
104,000	3.700%, 3/9/2023	104,807
270,000	4.100%, 3/25/2025	274,931
550,000	4.875%, 7/20/2035	553,573
545,000	4.780%, 3/25/2038	547,590
330,000	5.050%, 3/25/2048	339,289
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[f]	94,898
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[f]	303,200
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,219
84,000	3.000%, 7/15/2023	82,214
425,000	4.800%, 7/15/2046	426,308
	Forest Laboratories, LLC
52,000	4.875%, 2/15/2021[f]	53,420
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[f]	185,500
	HCA, Inc.
23,677	4.750%, 5/1/2023	24,394
205,000	5.250%, 6/15/2026	216,019
125,000	4.500%, 2/15/2027	125,975
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[f]	168,270
	JBS USA, LLC
335,000	5.750%, 6/15/2025[f]	334,162
	Kellogg Company
400,000	3.250%, 5/14/2021	398,075
	Kimberly-Clark Corporation
230,000	3.900%, 5/4/2047	225,473
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	155,960
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,228
400,000	3.375%, 6/15/2021	400,268
	Kroger Company
115,000	2.800%, 8/1/2022	112,966
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	59,766
	Maple Escrow Subsidiary, Inc.
275,000	3.551%, 5/25/2021[f]	276,187
	Mead Johnson Nutrition Company
94,000	3.000%, 11/15/2020	93,959
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	11,984
	Medtronic, Inc.
665,000	4.375%, 3/15/2035	698,475
90,000	4.625%, 3/15/2045	98,008
	Merck & Company, Inc.
30,000	3.700%, 2/10/2045	29,469
	Mondelez International Holdings Netherlands BV
200,000	2.000%, 10/28/2021[f]	193,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Mondelez International, Inc.
$91,000	3.061%, (LIBOR 3M + 0.520%), 2/1/2019[b]	$91,000
	Mylan, Inc.
45,000	3.125%, 1/15/2023[f]	42,796
175,000	4.550%, 4/15/2028	168,078
	Nestle Holdings, Inc.
650,000	3.900%, 9/24/2038[f]	653,814
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	163,764
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[f]	10,517
	Perrigo Finance Unlimited Company
360,000	4.900%, 12/15/2044	284,186
	Pilgrim’s Pride Corporation
335,000	5.750%, 3/15/2025[f]	328,300
	Post Holdings, Inc.
290,000	5.500%, 3/1/2025[f]	288,550
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,001
257,000	5.700%, 8/15/2035	258,364
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	133,143
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,922
276,000	2.400%, 9/23/2021	268,616
	Simmons Foods, Inc.
365,000	5.750%, 11/1/2024[f]	298,388
	Smithfield Foods, Inc.
224,000	2.700%, 1/31/2020[f]	221,287
165,000	2.650%, 10/3/2021[f]	156,650
	Tenet Healthcare Corporation
360,000	8.125%, 4/1/2022	376,200
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,452
	TreeHouse Foods, Inc.
225,000	4.875%, 3/15/2022	224,438
	Tyson Foods, Inc.
92,000	3.550%, 6/2/2027	88,615
	UnitedHealth Group, Inc.
40,000	3.350%, 7/15/2022	40,507
250,000	2.950%, 10/15/2027	241,798
380,000	4.625%, 7/15/2035	416,403
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[f]	538,650
	Zimmer Biomet Holdings, Inc.
340,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	338,696
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,030
288,000	4.700%, 2/1/2043	292,550

	Total	22,728,234

Energy (0.7%)
	Alliance Resource Operating Partners, LP
315,000	7.500%, 5/1/2025[f]	327,206
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	9,058
219,000	4.850%, 3/15/2021	224,442
330,000	5.550%, 3/15/2026	353,003

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Energy (0.7%) - continued
	Antero Resources Corporation
$330,000	5.125%, 12/1/2022	$329,588
	BP Capital Markets America, Inc.
45,000	3.119%, 5/4/2026	43,795
	BP Capital Markets plc
6,000	2.315%, 2/13/2020	5,968
252,000	3.535%, 11/4/2024	257,827
350,000	3.279%, 9/19/2027	342,918
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	199,888
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[f]	138,338
	Cheniere Corpus Christi Holdings, LLC
340,000	7.000%, 6/30/2024	374,782
255,000	5.875%, 3/31/2025	267,431
	Cheniere Energy Partners, LP
475,000	5.625%, 10/1/2026[f]	476,121
	Chesapeake Energy Corporation
195,000	7.000%, 10/1/2024[d]	190,125
	ConocoPhillips
230,000	6.500%, 2/1/2039	299,706
	Continental Resources, Inc.
189,000	5.000%, 9/15/2022	189,937
350,000	4.375%, 1/15/2028	348,286
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,350
	Dominion Gas Holdings, LLC
280,000	2.500%, 12/15/2019	279,342
	El Paso Pipeline Partners Operating Company, LLC
135,000	4.300%, 5/1/2024	138,330
	Enbridge Energy Partners, LP
230,000	5.875%, 10/15/2025	254,393
	Enbridge, Inc.
175,000	2.900%, 7/15/2022	171,287
	Encana Corporation
47,000	3.900%, 11/15/2021	47,338
	Energy Transfer Equity, LP
460,000	5.500%, 6/1/2027	477,250
	Energy Transfer Operating, LP
75,000	4.200%, 9/15/2023	75,577
330,000	6.000%, 6/15/2048	338,726
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,098
90,000	4.900%, 3/15/2035	83,054
125,000	5.150%, 2/1/2043	115,447
	Eni SPA
375,000	4.000%, 9/12/2023[f]	378,285
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	79,581
63,000	4.850%, 7/15/2026	59,063
	Enterprise Products Operating, LLC
48,000	5.100%, 2/15/2045	49,702
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,822
	EQM Midstream Partners, LP
350,000	4.750%, 7/15/2023	354,996
	EQT Corporation
63,000	8.125%, 6/1/2019	63,858
150,000	4.875%, 11/15/2021	153,719
274,000	3.900%, 10/1/2027	248,160
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	9,995
70,000	4.114%, 3/1/2046	73,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Energy (0.7%) - continued
	Hess Corporation
$435,000	3.500%, 7/15/2024	$416,334
150,000	6.000%, 1/15/2040	147,226
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	130,667
12,000	3.450%, 2/15/2023	11,939
225,000	6.500%, 9/1/2039	253,318
	Kinder Morgan, Inc.
255,000	6.500%, 9/15/2020	267,371
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	127,445
	Marathon Oil Corporation
132,000	2.700%, 6/1/2020	130,523
325,000	6.600%, 10/1/2037	370,492
	Marathon Petroleum Corporation
75,000	3.400%, 12/15/2020	75,017
276,000	4.750%, 12/15/2023[f]	286,467
184,000	6.500%, 3/1/2041	204,340
	MPLX, LP
9,000	4.500%, 7/15/2023	9,280
500,000	4.875%, 12/1/2024	520,806
276,000	4.875%, 6/1/2025	287,364
130,000	4.125%, 3/1/2027	127,142
	Nabors Industries, Inc.
300,000	5.750%, 2/1/2025	261,000
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,500
	ONEOK Partners, LP
165,000	3.800%, 3/15/2020	165,644
	Parsley Energy, LLC
160,000	5.625%, 10/15/2027[f]	158,600
	PBF Holding Company, LLC
285,000	7.250%, 6/15/2025	283,575
	Petroleos Mexicanos
175,000	6.000%, 3/5/2020	178,281
10,000	6.375%, 2/4/2021	10,150
	Phillips 66
205,000	3.900%, 3/15/2028	205,559
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	88,909
	Plains All American Pipeline, LP
225,000	5.000%, 2/1/2021	229,180
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	177,554
	Sabine Pass Liquefaction, LLC
141,000	6.250%, 3/15/2022	150,238
166,000	5.625%, 4/15/2023	175,607
185,000	5.750%, 5/15/2024	198,904
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	9,951
330,000	4.000%, 12/21/2025[f]	334,956
	Shell International Finance BV
60,000	3.068%, (LIBOR 3M + 0.450%), 5/11/2020[b]	60,315
	Southwestern Energy Company
340,000	7.500%, 4/1/2026	350,200
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	95,389
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,165
	Sunoco, LP
130,000	5.500%, 2/15/2026	128,374
200,000	5.875%, 3/15/2028	195,250

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Energy (0.7%) - continued
	Tallgrass Energy Partners, LP
$515,000	5.500%, 1/15/2028[f]	$500,838
	Targa Resources Partners, LP
400,000	5.250%, 5/1/2023	400,500
	Transocean Guardian, Ltd.
354,375	5.875%, 1/15/2024[f]	356,147
	W&T Offshore, Inc.
380,000	9.750%, 11/1/2023[f]	371,450
	Weatherford International, Ltd.
100,000	4.500%, 4/15/2022	63,500
136,000	8.250%, 6/15/2023[d]	86,700
	Western Gas Partners, LP
184,000	4.000%, 7/1/2022	184,623
105,000	4.500%, 3/1/2028	101,331
	Williams Companies, Inc.
250,000	7.500%, 1/15/2031	303,358
	Williams Partners, LP
117,000	4.000%, 11/15/2021	118,207
65,000	3.600%, 3/15/2022	65,221
115,000	4.500%, 11/15/2023	118,165
185,000	6.300%, 4/15/2040	211,536
	Woodside Finance, Ltd.
240,000	3.650%, 3/5/2025[f]	231,954
95,000	3.700%, 3/15/2028[f]	88,425
	WPX Energy, Inc.
245,000	5.750%, 6/1/2026	243,775

	Total	18,431,988

Financials (1.8%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[f]	203,477
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	9,992
125,000	4.350%, 11/3/2045	132,626
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	80,142
84,000	4.625%, 10/30/2020	84,998
230,000	5.000%, 10/1/2021	235,676
84,000	4.625%, 7/1/2022	84,304
175,000	3.500%, 1/15/2025	163,294
	Air Lease Corporation
215,000	2.500%, 3/1/2021	210,106
	Aircastle, Ltd.
400,000	5.000%, 4/1/2023	406,107
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	180,225
200,000	4.125%, 3/30/2020	200,250
	American Express Company
162,000	2.200%, 10/30/2020	160,080
	American Express Credit Corporation
130,000	3.351%, (LIBOR 3M + 0.550%), 3/18/2019[b]	130,106
276,000	1.875%, 5/3/2019	275,407
6,000	2.912%, (LIBOR 3M + 0.330%), 5/3/2019[b]	6,002
431,000	2.200%, 3/3/2020	428,214
5,000	3.828%, (LIBOR 3M + 1.050%), 9/14/2020[b]	5,052
	American International Group, Inc.
55,000	3.300%, 3/1/2021	55,411
126,000	4.125%, 2/15/2024	128,871
275,000	3.750%, 7/10/2025	270,739
255,000	3.900%, 4/1/2026	252,722
	Ares Capital Corporation
435,000	3.875%, 1/15/2020	436,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	ASP AMC Merger Sub, Inc.
$300,000	8.000%, 5/15/2025[f]	$150,000
	Athene Global Funding
5,000	4.000%, 1/25/2022[f]	5,057
	AvalonBay Communities, Inc.
200,000	3.500%, 11/15/2025	199,379
	Aviation Capital Group, LLC
290,000	2.875%, 1/20/2022[f]	281,311
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,j]	195,946
400,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	394,996
	Bank of America Corporation
110,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	110,142
126,000	2.369%, 7/21/2021[b]	124,770
142,000	2.328%, 10/1/2021[b]	140,208
5,000	2.738%, 1/23/2022[b]	4,961
275,000	3.499%, 5/17/2022[b]	277,381
200,000	3.300%, 1/11/2023	201,173
185,000	2.881%, 4/24/2023[b]	182,775
9,000	3.550%, 3/5/2024[b]	9,050
168,000	4.000%, 4/1/2024	172,890
515,000	4.000%, 1/22/2025	519,321
240,000	3.093%, 10/1/2025[b]	234,070
126,000	3.500%, 4/19/2026	124,897
276,000	4.183%, 11/25/2027	277,231
185,000	3.824%, 1/20/2028[b]	184,315
208,000	5.875%, 2/7/2042	252,934
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,961
225,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	225,344
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	208,288
12,000	2.600%, 2/7/2022	11,902
	Bank of Nova Scotia
435,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	434,874
199,000	2.700%, 3/7/2022	196,913
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
50,000	2.850%, 9/8/2021[f]	49,492
	Barclays Bank plc
42,000	10.179%, 6/12/2021[f]	47,555
	Barclays plc
330,000	3.250%, 1/12/2021	326,450
425,000	4.610%, 2/15/2023[b]	426,906
168,000	3.650%, 3/16/2025	160,480
	BB&T Corporation
55,000	3.502%, (LIBOR 3M + 0.715%), 1/15/2020[b]	55,231
	BNP Paribas SA
350,000	4.375%, 3/1/2033[b,f]	332,056
	Boston Properties, LP
325,000	4.500%, 12/1/2028	335,694
	BPCE SA
350,000	3.500%, 10/23/2027[f]	325,629
	Capital One Financial Corporation
90,000	2.450%, 4/24/2019	89,912
166,000	2.500%, 5/12/2020	164,831
600,000	3.450%, 4/30/2021	602,930
186,000	3.050%, 3/9/2022	183,605
	Capital One NA
250,000	2.350%, 1/31/2020	248,423

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	Cboe Global Markets, Inc.
$110,000	1.950%, 6/28/2019	$109,564
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	363,875
	Citigroup, Inc.
90,000	3.574%, (LIBOR 3M + 0.770%), 4/8/2019[b]	90,098
12,000	2.450%, 1/10/2020	11,946
12,000	2.650%, 10/26/2020	11,917
170,000	2.700%, 3/30/2021	168,847
216,000	2.750%, 4/25/2022	213,451
89,000	4.050%, 7/30/2022	90,765
165,000	3.142%, 1/24/2023[b]	164,028
435,000	4.400%, 6/10/2025	443,993
168,000	3.200%, 10/21/2026	160,848
276,000	3.668%, 7/24/2028[b]	270,253
126,000	4.125%, 7/25/2028	124,955
250,000	3.520%, 10/27/2028[b]	241,787
320,000	3.878%, 1/24/2039[b]	303,256
198,000	4.650%, 7/23/2048	207,900
	Citizens Bank NA
250,000	2.200%, 5/26/2020	246,782
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,474
	Comerica, Inc.
70,000	3.700%, 7/31/2023	70,661
	Commerzbank AG
230,000	8.125%, 9/19/2023[f]	254,838
	Commonwealth Bank of Australia
138,000	2.250%, 3/10/2020[f]	137,025
315,000	3.488%, (LIBOR 3M + 0.700%), 3/16/2023[b,f]	314,466
	Compass Bank
180,000	2.750%, 9/29/2019	179,343
250,000	3.500%, 6/11/2021	249,773
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
239,000	3.950%, 11/9/2022	240,750
552,000	4.625%, 12/1/2023	566,070
	Credit Agricole SA
110,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,f]	110,163
306,000	3.375%, 1/10/2022[f]	303,651
	Credit Suisse AG
73,000	5.400%, 1/14/2020	74,507
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,f]	240,656
225,000	7.250%, 9/12/2025[b,f,j]	222,750
250,000	3.869%, 1/12/2029[b,f]	238,717
	Credit Suisse Group Funding (Guernsey), Ltd.
222,000	3.125%, 12/10/2020	221,565
18,000	3.800%, 9/15/2022	18,028
	Credit Suisse Group Funding, Ltd.
168,000	3.750%, 3/26/2025	164,266
	Deutsche Bank AG
174,000	2.700%, 7/13/2020	170,447
252,000	3.375%, 5/12/2021	245,729
123,000	4.250%, 10/14/2021	121,750
330,000	4.875%, 12/1/2032[b]	277,863
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	95,588
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	100,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	Discover Bank
$193,000	8.700%, 11/18/2019	$200,718
165,000	3.100%, 6/4/2020	164,602
290,000	4.682%, 8/9/2028[b]	289,788
	Duke Realty, LP
30,000	3.875%, 2/15/2021	30,279
90,000	4.375%, 6/15/2022	92,980
	ERP Operating, LP
32,000	3.375%, 6/1/2025	31,788
	European Investment Bank
165,000	1.875%, 3/15/2019	164,889
	Fidelity National Financial, Inc.
325,000	5.500%, 9/1/2022	344,715
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	51,936
55,000	2.875%, 10/1/2021	54,531
155,000	2.600%, 6/15/2022	151,506
	Five Corners Funding Trust
555,000	4.419%, 11/15/2023[f]	577,391
	GE Capital International Funding Company
2,000,000	4.418%, 11/15/2035	1,787,948
	Goldman Sachs Group, Inc.
442,000	5.375%, 3/15/2020	453,321
75,000	3.932%, (LIBOR 3M + 1.160%), 4/23/2020[b]	75,494
337,000	5.375%, 5/10/2020[b,j]	335,315
9,000	2.600%, 12/27/2020	8,939
578,000	5.250%, 7/27/2021	606,187
10,000	3.786%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,069
12,000	3.000%, 4/26/2022	11,876
329,000	2.876%, 10/31/2022[b]	324,127
184,000	2.908%, 6/5/2023[b]	180,339
325,000	3.691%, 6/5/2028[b]	315,480
465,000	4.750%, 10/21/2045	481,089
	Hartford Financial Services Group, Inc.
369,000	5.125%, 4/15/2022	388,652
	HCP, Inc.
210,000	4.000%, 12/1/2022	211,284
60,000	3.400%, 2/1/2025	57,840
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,002
	HSBC Holdings plc
353,000	3.400%, 3/8/2021	355,203
212,000	6.875%, 6/1/2021[b,j]	220,480
125,000	2.650%, 1/5/2022	123,058
200,000	3.600%, 5/25/2023	201,470
200,000	3.900%, 5/25/2026	199,196
	HSBC USA, Inc.
280,000	2.350%, 3/5/2020	278,258
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,021
	Icahn Enterprises, LP
140,000	6.750%, 2/1/2024	144,200
185,000	6.375%, 12/15/2025	189,163
	ING Groep NV
200,000	3.150%, 3/29/2022	198,524
350,000	4.100%, 10/2/2023	354,392
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,151
112,000	5.875%, 8/15/2022	117,422

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	Intesa Sanpaolo SPA
$198,000	3.125%, 7/14/2022[f]	$186,061
	Iron Mountain, Inc.
333,677	6.000%, 8/15/2023	342,019
	J.P. Morgan Chase & Company
60,000	2.250%, 1/23/2020	59,682
199,000	3.418%, (LIBOR 3M + 0.680%), 6/1/2021[b]	199,491
95,000	2.295%, 8/15/2021	93,321
210,000	4.500%, 1/24/2022	218,768
215,000	2.972%, 1/15/2023	213,342
126,000	3.200%, 1/25/2023	126,706
9,000	2.776%, 4/25/2023[b]	8,872
210,000	2.700%, 5/18/2023	206,302
108,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	109,324
120,000	3.625%, 5/13/2024	121,629
240,000	3.125%, 1/23/2025	235,413
470,000	3.900%, 7/15/2025	479,648
135,000	3.300%, 4/1/2026	132,493
375,000	4.203%, 7/23/2029[b]	384,369
350,000	4.452%, 12/5/2029[b]	366,049
275,000	3.882%, 7/24/2038[b]	263,231
	J.P. Morgan Chase Bank NA
650,000	3.086%, 4/26/2021[b]	649,597
	KeyCorp
100,000	2.900%, 9/15/2020	99,701
	Kimco Realty Corporation
368,000	3.300%, 2/1/2025	356,068
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[f]	3,099
84,000	4.950%, 5/1/2022[f]	87,549
	Liberty Property, LP
246,000	3.750%, 4/1/2025	243,495
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,230
	Lloyds Bank plc
200,000	3.079%, (LIBOR 3M + 0.490%), 5/7/2021[b]	198,862
	Lloyds Banking Group plc
250,000	2.907%, 11/7/2023[b]	239,852
	Marsh & McLennan Companies, Inc.
350,000	3.875%, 3/15/2024	356,766
	MetLife, Inc.
125,000	4.050%, 3/1/2045	120,668
	Mitsubishi UFJ Financial Group, Inc.
200,000	2.190%, 9/13/2021	194,425
6,000	2.998%, 2/22/2022	5,951
315,000	3.455%, 3/2/2023	316,643
230,000	3.287%, 7/25/2027	222,770
	Morgan Stanley
12,000	2.800%, 6/16/2020	11,982
84,000	5.550%, 7/15/2020[b,j]	84,420
555,000	2.500%, 4/21/2021	547,884
11,000	5.500%, 7/28/2021	11,617
210,000	2.625%, 11/17/2021	207,255
97,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	97,812
213,000	2.750%, 5/19/2022	209,911
65,000	4.875%, 11/1/2022	68,076
215,000	3.125%, 1/23/2023	213,858
100,000	4.000%, 7/23/2025	102,657
210,000	4.350%, 9/8/2026	212,521
276,000	3.591%, 7/22/2028[b]	269,506
250,000	3.772%, 1/24/2029[b]	247,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	MPT Operating Partnership, LP
$275,000	6.375%, 3/1/2024	$287,375
40,000	5.500%, 5/1/2024	40,800
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	108,057
	National City Corporation
209,000	6.875%, 5/15/2019	211,362
	New York Life Global Funding
138,000	2.300%, 6/10/2022[f]	133,701
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	5,998
	Park Aerospace Holdings, Ltd.
355,000	5.500%, 2/15/2024[f]	360,769
	PNC Bank NA
10,000	2.450%, 11/5/2020	9,909
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	54,795
	Quicken Loans, Inc.
505,000	5.750%, 5/1/2025[f]	487,325
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,358
185,000	4.125%, 10/15/2026	188,310
	Regency Centers, LP
320,000	4.125%, 3/15/2028	317,340
	Regions Financial Corporation
136,000	3.200%, 2/8/2021	135,974
	Reinsurance Group of America, Inc.
281,000	5.000%, 6/1/2021	291,305
323,000	4.700%, 9/15/2023	335,890
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	84,897
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	11,919
	Royal Bank of Scotland Group plc
238,000	8.625%, 8/15/2021[b,j]	253,399
200,000	3.875%, 9/12/2023	196,386
375,000	5.125%, 5/28/2024	376,833
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	145,666
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	64,590
15,000	2.500%, 7/15/2021	14,823
140,000	2.750%, 2/1/2023	137,559
168,000	4.250%, 11/30/2046	166,928
	SITE Centers Corporation
69,000	4.625%, 7/15/2022	70,999
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	134,857
	Societe Generale SA
138,000	4.750%, 11/24/2025[f]	139,253
	Standard Chartered plc
164,000	2.100%, 8/19/2019[f]	163,161
	State Street Corporation
95,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	95,600
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	11,929
176,000	2.784%, 7/12/2022	173,332
150,000	3.102%, 1/17/2023	148,732
126,000	3.010%, 10/19/2026	120,220
	Sumitomo Mitsui Trust Bank, Ltd.
240,000	1.950%, 9/19/2019[f]	238,364

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Financials (1.8%) - continued
	SunTrust Banks, Inc.
$180,000	2.250%, 1/31/2020	$178,827
10,000	2.900%, 3/3/2021	9,968
	Svenska Handelsbanken AB
120,000	3.278%, (LIBOR 3M + 0.490%), 6/17/2019[b]	120,148
	Synchrony Financial
321,000	3.000%, 8/15/2019	320,139
55,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	55,030
55,000	4.250%, 8/15/2024	53,698
425,000	3.950%, 12/1/2027	389,642
	UBS Group Funding Jersey, Ltd.
24,000	3.000%, 4/15/2021[f]	23,863
126,000	4.125%, 9/24/2025[f]	127,519
	UBS Group Funding Switzerland AG
200,000	3.491%, 5/23/2023[f]	198,456
	USB Realty Corporation
50,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,j]	44,000
	Ventas Realty, LP
195,000	3.100%, 1/15/2023	190,975
260,000	4.000%, 3/1/2028	255,663
	Voya Financial, Inc.
342,000	3.125%, 7/15/2024	326,312
	Wells Fargo & Company
170,000	2.550%, 12/7/2020	168,729
7,000	2.100%, 7/26/2021	6,844
205,000	2.625%, 7/22/2022	201,535
225,000	3.069%, 1/24/2023	223,545
12,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	12,074
168,000	3.450%, 2/13/2023	167,202
15,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	15,158
125,000	3.000%, 2/19/2025	121,703
175,000	3.000%, 4/22/2026	167,950
168,000	3.000%, 10/23/2026	160,625
323,000	4.900%, 11/17/2045	337,334
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,237
70,000	3.950%, 9/1/2023	70,550
360,000	4.000%, 6/1/2025	361,384
	Westpac Banking Corporation
15,000	3.490%, (LIBOR 3M + 0.850%), 8/19/2021[b]	15,129
	ZB NA
360,000	3.500%, 8/27/2021	360,599

	Total	49,842,544

Foreign Government (<0.1%)
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	74,457
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	123,934

	Total	198,391

Mortgage-Backed Securities (4.3%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,125,000	4.000%, 2/1/2049[g]	11,393,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Mortgage-Backed Securities (4.3%) - continued
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
$557,184	3.000%, 3/15/2045, Ser. 4741, Class GA	$556,372
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
47,900	4.274%, (LIBOR 12M + 1.550%), 7/1/2043[b]	49,095
57,938	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	59,361
21,837	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	22,528
27,725,000	3.500%, 2/1/2049[g]	27,863,084
29,685,000	4.000%, 2/1/2049[g]	30,384,801
31,090,000	4.500%, 2/1/2049[g]	32,302,632
7,875,000	5.000%, 3/1/2049[g]	8,270,544
	Government National Mortgage Association Conventional 30-Yr. Pass Through
7,275,000	4.500%, 2/1/2049[g]	7,550,796

	Total	118,452,343

Technology (0.4%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[f]	25,000
	Apple, Inc.
60,000	2.918%, (LIBOR 3M + 0.300%), 5/6/2020[b]	60,125
12,000	2.850%, 5/6/2021	12,068
12,000	2.965%, (LIBOR 3M + 0.350%), 5/11/2022[b]	12,017
10,000	2.400%, 1/13/2023	9,847
115,000	3.000%, 2/9/2024	115,773
183,000	3.200%, 5/11/2027	181,797
250,000	3.000%, 6/20/2027	244,226
400,000	3.000%, 11/13/2027	389,084
250,000	4.500%, 2/23/2036	268,072
126,000	4.650%, 2/23/2046	137,375
225,000	4.250%, 2/9/2047	230,623
335,000	3.750%, 9/12/2047	318,049
	Applied Materials, Inc.
92,000	3.300%, 4/1/2027	91,447
	Avnet, Inc.
125,000	3.750%, 12/1/2021	124,597
	Baidu, Inc.
225,000	3.000%, 6/30/2020	224,046
	Broadcom Corporation
146,000	3.875%, 1/15/2027	134,566
440,000	3.500%, 1/15/2028	390,263
	CDK Global, Inc.
165,000	4.875%, 6/1/2027	160,050
	Cisco Systems, Inc.
80,000	3.238%, (LIBOR 3M + 0.500%), 3/1/2019[b]	80,040
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[f]	255,150
	Diamond 1 Finance Corporation
242,000	5.450%, 6/15/2023[f]	253,141
540,000	6.020%, 6/15/2026[f]	564,338
210,000	8.100%, 7/15/2036[f]	241,941
	Equinix, Inc.
225,000	5.750%, 1/1/2025	231,187

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Technology (0.4%) - continued
	Fidelity National Information Services, Inc.
$109,000	3.625%, 10/15/2020	$109,717
15,000	2.250%, 8/15/2021	14,586
	Harland Clarke Holdings Corporation
350,000	8.375%, 8/15/2022[f]	328,125
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,093
70,000	3.500%, 10/5/2021	70,567
365,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	362,382
48,000	4.400%, 10/15/2022	49,641
	Inception Merger Sub, Inc.
380,000	8.625%, 11/15/2024[f]	318,250
	Intel Corporation
10,000	3.100%, 7/29/2022	10,135
65,000	3.700%, 7/29/2025	67,231
189,000	4.100%, 5/19/2046	192,582
	Marvell Technology Group, Ltd.
205,000	4.200%, 6/22/2023	204,720
275,000	4.875%, 6/22/2028	273,803
	Microsoft Corporation
270,000	4.750%, 11/3/2055	311,475
12,000	2.400%, 2/6/2022	11,947
270,000	4.200%, 11/3/2035	288,916
975,000	3.700%, 8/8/2046	971,917
225,000	4.250%, 2/6/2047	241,885
	NetApp, Inc.
160,000	2.000%, 9/27/2019	158,978
	NXP BV/NXP Funding, LLC
425,000	4.875%, 3/1/2024[f]	435,991
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,882
168,000	2.400%, 9/15/2023	163,771
390,000	2.950%, 5/15/2025	384,482
250,000	3.850%, 7/15/2036	241,673
	Seagate HDD Cayman
190,000	4.750%, 1/1/2025	179,783
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[f]	208,500
	Texas Instruments, Inc.
330,000	4.150%, 5/15/2048	340,923
	Tyco Electronics Group SA
46,000	3.450%, 8/1/2024	45,685
92,000	3.125%, 8/15/2027	86,664
	VMware, Inc.
45,000	2.950%, 8/21/2022	43,620
	Western Digital Corporation
515,000	4.750%, 2/15/2026[d]	478,950

	Total	11,376,696

Transportation (0.1%)
	Air Canada Pass Through Trust
42,784	3.875%, 3/15/2023[f]	41,757
	Air Lease Corporation
70,000	3.500%, 1/15/2022	69,496
	Burlington Northern Santa Fe, LLC
140,000	5.750%, 5/1/2040	168,779
430,000	5.050%, 3/1/2041	481,416
150,000	4.450%, 3/15/2043	158,940
	CSX Corporation
42,000	3.700%, 11/1/2023	42,434
	Delta Air Lines, Inc.
114,000	2.875%, 3/13/2020	113,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Transportation (0.1%) - continued
$7,012	4.950%, 11/23/2020	$7,042
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,148
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,793
	United Continental Holdings, Inc.
375,000	4.250%, 10/1/2022	370,312
	XPO Logistics, Inc.
202,000	6.500%, 6/15/2022[f]	206,292

	Total	1,729,763

U.S. Government & Agencies (3.9%)
	Federal National Mortgage Association - ACES
1,500,000	3.640%, 8/25/2030, Ser. 2018-M12, Class A2[b]	1,531,022
	U.S. Treasury Bonds
4,135,000	2.250%, 11/15/2027	4,018,057
8,000,000	2.875%, 5/15/2028	8,164,062
550,000	5.250%, 11/15/2028	672,805
1,175,000	4.375%, 5/15/2040	1,450,207
6,780,000	3.000%, 5/15/2042	6,818,932
12,618,000	2.500%, 5/15/2046	11,426,683
995,000	3.000%, 5/15/2047	994,495
250,000	2.750%, 8/15/2047	237,627
	U.S. Treasury Bonds, TIPS
6,552,180	0.125%, 1/15/2023	6,404,976
12,262,236	0.375%, 7/15/2027	11,907,621
	U.S. Treasury Notes
2,210,000	1.500%, 10/31/2019	2,192,821
940,000	2.250%, 3/31/2020	936,732
120,000	1.875%, 12/15/2020	118,711
250,000	1.375%, 5/31/2021	243,867
7,984,000	1.125%, 8/31/2021	7,719,842
50,000	2.000%, 2/15/2022	49,365
7,440,000	1.875%, 7/31/2022	7,301,372
155,000	2.000%, 11/30/2022	152,530
4,750,000	2.500%, 3/31/2023	4,761,133
1,698,000	1.375%, 9/30/2023	1,618,274
2,060,000	2.125%, 7/31/2024	2,023,548
990,000	2.250%, 11/15/2024	977,277
4,800,000	2.125%, 11/30/2024	4,706,625
18,500,000	2.875%, 5/31/2025	18,892,402
964,013	0.750%, 7/15/2028	964,477
	U.S. Treasury Notes, TIPS
974,198	0.625%, 4/15/2023	970,101

	Total	107,255,564

Utilities (0.5%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	5,887
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,907
	Ameren Illinois Company
270,000	4.500%, 3/15/2049	286,052
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	250,818
	Appalachian Power Company
92,000	3.300%, 6/1/2027	88,340
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	64,606
	Atmos Energy Corporation
100,000	3.000%, 6/15/2027	96,906

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Utilities (0.5%) - continued
	Berkshire Hathaway Energy Company
$59,000	2.400%, 2/1/2020	$58,753
155,000	4.500%, 2/1/2045	157,915
	Calpine Corporation
195,000	5.375%, 1/15/2023	189,637
	CenterPoint Energy, Inc.
70,000	3.850%, 2/1/2024	70,494
245,000	4.250%, 11/1/2028	248,764
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	116,363
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	116,099
70,000	4.350%, 11/15/2045	71,664
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,933
84,000	2.000%, 5/15/2021	81,986
63,000	4.500%, 12/1/2045	64,945
	Consumers Energy Company
325,000	4.350%, 4/15/2049	346,568
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	179,915
196,000	2.579%, 7/1/2020	194,754
	DTE Electric Company
95,000	3.700%, 3/15/2045	90,320
135,000	3.700%, 6/1/2046	127,241
	DTE Energy Company
25,000	2.400%, 12/1/2019	24,796
	Duke Energy Carolinas, LLC
350,000	3.700%, 12/1/2047	328,431
	Duke Energy Corporation
168,000	3.750%, 9/1/2046	151,232
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	117,170
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	157,709
	Dynegy, Inc.
380,000	7.375%, 11/1/2022	395,200
	Edison International
6,000	2.125%, 4/15/2020	5,812
170,000	2.950%, 3/15/2023	159,638
	Emera U.S. Finance, LP
134,000	2.150%, 6/15/2019	133,319
	Energy Transfer Operating, LP
330,000	5.200%, 2/1/2022	342,972
	Eversource Energy
225,000	2.500%, 3/15/2021	221,134
	Exelon Corporation
90,000	5.100%, 6/15/2045	95,486
126,000	4.450%, 4/15/2046	122,326
	Exelon Generation Company, LLC
129,000	5.200%, 10/1/2019	130,727
169,000	2.950%, 1/15/2020	168,513
	FirstEnergy Corporation
60,000	2.850%, 7/15/2022	58,499
350,000	4.850%, 7/15/2047	354,984
	Fortis, Inc.
10,000	2.100%, 10/4/2021	9,632
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	30,507
84,000	5.300%, 7/1/2043	91,800
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	308,384
	Mississippi Power Company
185,000	3.950%, 3/30/2028	182,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (16.0%)	Value
Utilities (0.5%) - continued
	Monongahela Power Company
$95,000	5.400%, 12/15/2043[f]	$110,856
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	148,565
175,000	3.900%, 11/1/2028	180,187
400,000	3.700%, 3/15/2029	404,699
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	114,915
	NextEra Energy Partners, LP
340,000	4.250%, 9/15/2024[f]	323,952
	NiSource Finance Corporation
92,000	3.490%, 5/15/2027	89,028
245,000	5.650%, 2/1/2045	271,672
	Oncor Electric Delivery Company, LLC
368,000	3.750%, 4/1/2045	350,081
	Pacific Gas and Electric Company
225,000	3.300%, 3/15/2027[l,m]	180,000
235,000	3.300%, 12/1/2027[l,m]	188,000
235,000	3.950%, 12/1/2047[d,l,m]	177,131
	PPL Capital Funding, Inc.
69,000	3.500%, 12/1/2022	68,746
92,000	3.400%, 6/1/2023	90,854
195,000	5.000%, 3/15/2044	202,328
	PPL Electric Utilities Corporation
138,000	3.950%, 6/1/2047	135,539
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	7,896
	Public Service Electric & Gas Company
230,000	3.000%, 5/15/2027	221,742
	San Diego Gas and Electric Company
330,000	4.150%, 5/15/2048	315,459
	Sempra Energy
65,000	2.400%, 3/15/2020	64,367
	South Carolina Electric & Gas Company
455,000	5.100%, 6/1/2065	495,340
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,771
185,000	4.000%, 4/1/2047	161,521
225,000	4.125%, 3/1/2048	202,909
	Southern Company
6,000	2.350%, 7/1/2021	5,878
180,000	2.950%, 7/1/2023	176,748
250,000	3.250%, 7/1/2026	239,043
165,000	4.400%, 7/1/2046	159,648
	Southern Company Gas Capital Corporation
230,000	4.400%, 5/30/2047	216,181
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	58,121
	TerraForm Power Operating, LLC
355,000	5.000%, 1/31/2028[f]	329,706
	Virginia Electric and Power Company
275,000	4.600%, 12/1/2048	289,104

	Total	12,499,422

	Total Long-Term Fixed Income (cost $442,244,679)	440,443,062

Shares	Collateral Held for Securities Loaned (0.5%)	Value
14,408,515	Thrivent Cash Management Trust	$14,408,515

	Total Collateral Held for Securities Loaned (cost $14,408,515)	14,408,515

Shares or Principal Amount	Short-Term Investments (15.2%)	Value
	Federal Home Loan Bank Discount Notes
2,500,000	2.375%, 2/8/2019[n,o]	2,498,838
3,900,000	2.350%, 2/13/2019[n,o]	3,896,892
1,000,000	2.380%, 2/20/2019[n,o]	998,739
800,000	2.390%, 2/27/2019[n,o]	798,619
1,450,000	2.400%, 3/7/2019[n,o]	1,446,713
300,000	2.400%, 3/13/2019[n,o]	299,200
1,500,000	2.370%, 3/19/2019[n,o]	1,495,399
6,400,000	2.385%, 3/21/2019[n,o]	6,379,520
1,100,000	2.405%, 3/22/2019[n,o]	1,096,406
3,500,000	2.380%, 4/3/2019[n,o]	3,485,766
500,000	2.380%, 4/8/2019[n,o]	497,800
	Thrivent Core Short-Term Reserve Fund
39,449,033	2.720%	394,490,328
	U.S. Treasury Bills
100,000	2.347%, 3/21/2019[n]	99,687
500,000	2.455%, 5/23/2019[n]	496,350

	Total Short-Term Investments (cost $417,980,505)	417,980,257

	Total Investments (cost $2,581,886,921) 104.7%	$2,884,338,059

	Other Assets and Liabilities, Net (4.7%)	(129,601,645)

	Total Net Assets 100.0%	$2,754,736,414

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the security is on loan.
e	Non-income producing security.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $59,787,452 or 2.2% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	All or a portion of the security is insured or guaranteed.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Defaulted security. Interest is not being accrued.
m	In bankruptcy. Interest is not being accrued.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of January 31, 2019:

Securities Lending Transactions

Taxable Debt Security	$2,752,006
Common Stock	11,448,739

Total lending	$14,200,745
Gross amount payable upon return of collateral for securities loaned	$14,408,515

Net amounts due to counterparty	$207,770

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,861,747	–	1,879,191	982,556
Capital Goods	1,308,338	–	1,308,338	–
Communications Services	6,035,080	–	5,268,343	766,737
Consumer Cyclical	3,378,774	–	3,171,920	206,854
Consumer Non-Cyclical	5,138,394	–	5,138,394	–
Energy	1,838,798	–	1,838,798	–
Financials	5,111,556	–	5,111,556	–
Technology	1,248,327	–	1,248,327	–
Utilities	1,028,917	–	1,028,917	–
Registered Investment Companies
Affiliated	1,091,018,656	1,091,018,656	–	–
Unaffiliated	40,418,183	40,418,183	–	–
Common Stock
Communications Services	26,757,195	24,560,481	2,196,714	–
Consumer Discretionary	70,315,841	65,346,552	4,969,289	–
Consumer Staples	27,862,584	23,943,183	3,919,401	–
Energy	20,855,014	20,118,131	736,883	–
Financials	109,348,927	106,131,731	3,217,196	–
Health Care	99,552,616	96,178,583	3,374,033	–
Industrials	105,187,490	100,836,076	4,351,414	–
Information Technology	141,827,393	138,850,444	2,976,949	–
Materials	22,049,938	18,700,804	3,349,132	2
Real Estate	26,970,836	25,642,895	1,327,941	–
Utilities	8,271,188	7,704,097	567,091	–
Long-Term Fixed Income
Asset-Backed Securities	17,690,595	–	16,890,595	800,000
Basic Materials	7,729,191	–	7,729,191	–
Capital Goods	9,038,573	–	9,038,573	–
Collateralized Mortgage Obligations	17,446,010	–	16,896,835	549,175
Commercial Mortgage-Backed Securities	15,501,777	–	15,501,777	–
Communications Services	16,548,208	–	16,548,208	–
Consumer Cyclical	13,973,763	–	13,973,763	–
Consumer Non-Cyclical	22,728,234	–	22,728,234	–
Energy	18,431,988	–	18,431,988	–
Financials	49,842,544	–	49,842,544	–
Foreign Government	198,391	–	198,391	–
Mortgage-Backed Securities	118,452,343	–	118,452,343	–
Technology	11,376,696	–	11,376,696	–
Transportation	1,729,763	–	1,729,763	–
U.S. Government & Agencies	107,255,564	–	107,255,564	–
Utilities	12,499,422	–	12,499,422	–
Short-Term Investments	23,489,929	–	23,489,929	–
Subtotal Investments in Securities	$2,282,318,783	$1,759,449,816	$519,563,643	$3,305,324

Other Investments *	Total
Affiliated Registered Investment Companies	193,120,433
Affiliated Short-Term Investments	394,490,328
Collateral Held for Securities Loaned	14,408,515
Subtotal Other Investments	$602,019,276
Total Investments at Value	$2,884,338,059

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	26,772,870	26,772,870	–	–
Total Asset Derivatives	$26,772,870	$26,772,870	$–	$–
Liability Derivatives
Futures Contracts	18,993,537	18,993,537	–	–
Total Liability Derivatives	$18,993,537	$18,993,537	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $22,893,892 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	106	March 2019	$22,479,878	$26,904
CBOT 5-Yr. U.S. Treasury Note	96	March 2019	10,988,548	37,953
CBOT U.S. Long Bond	151	March 2019	21,015,445	1,134,368
CME E-mini S&P 500 Index	3,985	March 2019	520,764,958	18,106,667
ICE mini MSCI EAFE Index	922	March 2019	80,362,390	3,913,020
ICE US mini MSCI Emerging Markets Index	805	March 2019	39,296,192	3,553,958
Total Futures Long Contracts			$694,907,411	$26,772,870
CBOT 10-Yr. U.S. Treasury Note	(84)	March 2019	($10,220,797)	($66,578)
CME E-mini NASDAQ 100 Index	(999)	March 2019	(132,389,569)	(5,767,136)
CME E-mini Russell 2000 Index	(1,155)	March 2019	(81,973,989)	(4,662,561)
CME E-mini S&P Mid-Cap 400 Index	(847)	March 2019	(147,478,278)	(8,039,392)
CME Ultra Long Term U.S. Treasury Bond	(17)	March 2019	(2,588,460)	(150,665)
Ultra 10-Yr. U.S. Treasury Note	(64)	March 2019	(8,056,796)	(307,205)
Total Futures Short Contracts			($382,707,889)	($18,993,537)
Total Futures Contracts			$312,199,522	$7,779,333

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$26,408	$465	$–	2,972	$27,968	1.0%
Core International Equity	79,920	2,583	–	8,916	81,403	3.0
Core Low Volatility Equity	81,516	3,133	–	8,045	83,749	3.0
High Yield, Class S	20,914	307	–	4,575	21,182	0.8
Income, Class S	60,117	593	–	6,978	62,034	2.3
Large Cap Growth, Class S	197,869	18,112	–	17,517	200,045	7.3
Large Cap Stock, Class S	125,653	10,952	–	5,134	126,148	4.6
Large Cap Value, Class S	219,189	14,705	–	10,294	213,502	7.7
Limited Maturity Bond, Class S	35,524	239	–	2,908	35,850	1.3
Mid Cap Stock, Class S	160,370	15,354	–	6,346	161,835	5.9
Partner Worldwide Allocation, Class S	223,405	12,364	–	23,986	229,071	8.3
Small Cap Stock, Class S	41,981	4,877	–	1,818	41,353	1.5
Total Affiliated Registered Investment Companies	1,272,866				1,284,140	46.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	350,054	168,178	123,742	39,449	394,490	14.3
Total Affiliated Short-Term Investments	350,054				394,490	14.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	14,805	102,783	103,179	14,409	14,409	0.5
Total Collateral Held for Securities Loaned	14,805				14,409	0.5
Total Value	$1,637,725				$1,693,039

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,096	$–	$320
Core International Equity	–	(1,100)	–	2,583
Core Low Volatility Equity Fund*	–	(900)	1,778	1,355
High Yield, Class S	–	(39)	–	307
Income, Class S	–	1,323	–	593
Large Cap Growth, Class S	–	(15,935)	18,112	–
Large Cap Stock, Class S	–	(10,457)	8,976	1,976
Large Cap Value, Class S	–	(20,392)	11,198	3,507
Limited Maturity Bond, Class S	–	88	–	239
Mid Cap Stock, Class S	–	(13,889)	14,666	687
Partner Worldwide Allocation, Class S	–	(6,699)	7,184	5,181
Small Cap Stock, Class S	–	(5,506)	4,877	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	2,370
Total Income from Affiliated Investments				$19,118
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	31
Total Affiliated Income from Securities Loaned, Net				$31
Total	$–	$(72,410)	$66,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$223,295	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$221,248
	Ball Metalpack Finco, LLC, Term Loan
94,525	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	93,343
	Big River Steel, LLC, Term Loan
153,062	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	152,680
	Chemours Company, Term Loan
282,863	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	277,559
	CONSOL Energy, Inc., Term Loan
148,500	9.055%, (PRIME + 5.000%), 11/28/2022[b]	149,490
	Contura Energy, Inc., Term Loan
400,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	397,000
	MRC Global (US), Inc., Term Loan
208,421	5.499%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	206,337
	Peabody Energy Corporation, Term Loan
158,800	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b]	155,029
	Pixelle Specialty Solutions, LLC, Term Loan
215,000	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	208,550
	Starfruit US Holdco, LLC, Term Loan
135,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	131,879

	Total	1,993,115

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
132,707	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	131,111
	Flex Acquisition Company, Inc. Term Loan
462,675	5.770%, (LIBOR 1M + 3.250%), 6/22/2025[b]	449,026
	GFL Environmental, Inc., Term Loan
393,822	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	379,380
	Navistar, Inc., Term Loan
272,250	6.020%, (LIBOR 1M + 3.500%), 11/6/2024[b]	267,657
	Sotera Health Holdings, LLC, Term Loan
171,813	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	167,210
	Vertiv Group Corporation, Term Loan
413,641	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	383,652

	Total	1,778,036

Communications Services (0.5%)
	Altice France SA, Term Loan
117,900	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	108,468
568,575	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	535,478

Principal Amount	Bank Loans (2.7%)[a]	Value
Communications Services (0.5%) - continued
	CenturyLink, Inc., Term Loan
$400,950	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$382,783
	Charter Communications Operating, LLC, Term Loan
287,100	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	282,923
	Frontier Communications Corporation, Term Loan
405,094	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	386,613
	Gray Television, Inc., Term Loan
195,000	5.020%, (LIBOR 1M + 2.500%), 1/2/2026[b,d,e]	192,157
	HCP Acquisition, LLC, Term Loan
202,309	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	196,593
	Intelsat Jackson Holdings SA, Term Loan
235,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	232,692
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	443,434
65,000	9.259%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	61,750
	Mediacom Illinois, LLC, Term Loan
119,100	4.170%, (LIBOR 1W + 1.750%), 2/15/2024[b]	117,412
	NEP Group, Inc., Term Loan
175,000	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	172,540
25,000	9.499%, (LIBOR 1M + 7.000%), 10/19/2026[b]	24,375
	SBA Senior Finance II, LLC, Term Loan
174,125	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	170,787
	Sprint Communications, Inc., Term Loan
530,550	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	517,949
	Syniverse Holdings, Inc., Term Loan
69,475	7.509%, (LIBOR 1M + 5.000%), 3/9/2023[b]	62,933
	TNS, Inc., Term Loan
210,262	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	206,232
	Univision Communications, Inc., Term Loan
400,258	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	371,992
	WideOpenWest Finance, LLC, Term Loan
210,337	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	200,572
	Windstream Services, LLC, Term Loan
178,680	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	165,949

	Total	4,833,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Consumer Cyclical (0.4%)
	Cengage Learning, Inc., Term Loan
$375,364	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	$317,078
	Four Seasons Hotels, Ltd., Term Loan
197,980	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	194,557
	Golden Entertainment, Inc., Term Loan
386,100	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	378,621
65,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	63,375
	Golden Nugget, LLC, Term Loan
285,944	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b]	281,100
	KAR Auction Services, Inc., Term Loan
127,713	5.313%, (LIBOR 3M + 2.500%), 3/9/2023[b]	126,357
	Men’s Warehouse, Inc., Term Loan
174,560	5.770%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	172,378
	Mohegan Gaming and Entertainment, Term Loan
319,974	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	296,242
	Penn National Gaming, Inc. Term Loan
135,000	4.758%, (LIBOR 1M + 2.250%), 10/15/2025[b]	133,115
	Scientific Games International, Inc., Term Loan
521,063	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	504,560
	Stars Group Holdings BV, Term Loan
205,965	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	203,788
	Tenneco, Inc., Term Loan
300,000	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b]	292,875
	Wyndham Hotels & Resorts, Inc., Term Loan
139,650	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	137,181

	Total	3,101,227

Consumer Non-Cyclical (0.6%)
	Air Medical Group Holdings, Inc., Term Loan
564,300	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	529,500
29,700	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	27,844
	Albertson’s, LLC, Term Loan
196,537	5.822%, (LIBOR 3M + 3.000%), 12/21/2022[b]	193,638
285,005	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	280,373
235,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	229,712
	Amneal Pharmaceuticals, LLC, Term Loan
218,849	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	216,569

Principal Amount	Bank Loans (2.7%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Bausch Health Companies, Inc., Term Loan
$431,708	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	$426,705
	CHS/Community Health Systems, Inc., Term Loan
218,083	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	214,220
	Endo International plc, Term Loan
340,617	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	336,928
	Energizer Holdings, Inc., Term Loan
290,000	4.758%, (LIBOR 1M + 2.250%), 1/2/2026[b]	287,825
	JBS USA LUX SA, Term Loan
491,250	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	485,802
	McGraw-Hill Global Education Holdings, LLC, Term Loan
498,756	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	452,622
	Ortho-Clinical Diagnostics SA, Term Loan
581,150	5.760%, (LIBOR 1M + 3.250%), 6/1/2025[b]	561,536
	Plantronics, Inc., Term Loan
565,388	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	548,895
	Revlon Consumer Products Corporation, Term Loan
200,584	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	141,801

	Total	4,933,970

Energy (0.2%)
	BCP Raptor II, LLC, Term Loan
180,000	7.370%, (LIBOR 2M + 4.750%), 12/19/2025[b]	171,000
	Calpine Corporation, Term Loan
207,315	5.310%, (LIBOR 3M + 2.500%), 1/15/2024[b]	203,405
	Consolidated Energy Finance SA, Term Loan
109,450	5.014%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	105,072
	HFOTCO, LLC, Term Loan
447,750	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	441,593
	McDermott Technology (Americas), Inc., Term Loan
320,081	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	306,299
	MEG Energy Corporation, Term Loan
27,375	6.000%, (LIBOR 1M + 3.500%), 12/31/2023[b]	27,135
	Radiate Holdco, LLC, Term Loan
564,257	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	547,188

	Total	1,801,692

Financials (0.4%)
	Air Methods Corporation, Term Loan
388,459	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	315,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value
Financials (0.4%) - continued
	Avolon TLB Borrower 1 US, LLC, Term Loan
$317,619	4.503%, (LIBOR 1M + 2.000%), 1/15/2025[b]	$314,046
	Digicel International Finance, Ltd., Term Loan
311,843	5.960%, (LIBOR 3M + 3.250%), 5/10/2024[b]	285,595
	DJO Finance, LLC, Term Loan
147,119	5.827%, (LIBOR 2M + 3.250%), 6/7/2020[b]	146,771
	DTZ U.S. Borrower, LLC, Term Loan
269,325	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	263,871
	Genworth Holdings, Inc., Term Loan
59,550	7.008%, (LIBOR 1M + 4.500%), 3/7/2023[b]	59,401
	GGP Nimbus LP, Term Loan
314,212	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	300,016
	Grizzly Finco, Term Loan
214,463	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	213,167
	Harland Clarke Holdings Corporation, Term Loan
315,954	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	293,047
	MoneyGram International, Inc., Term Loan
311,557	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b]	269,497
	Sable International Finance, Ltd., Term Loan
560,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	552,300
	Trans Union, LLC, Term Loan
215,391	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	212,352

	Total	3,225,686

Technology (0.1%)
	Micron Technology, Inc., Term Loan
267,939	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	264,702
	Rackspace Hosting, Inc., Term Loan
265,950	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	246,216
	SS&C Technologies Holdings Europe SARL, Term Loan
74,158	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	72,603
	SS&C Technologies, Inc., Term Loan
192,803	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	188,760
	Worldpay, LLC, Term Loan
545,875	4.222%, (LIBOR 1W + 1.750%), 8/20/2024[b]	542,169

	Total	1,314,450

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
438,325	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	424,079

Principal Amount	Bank Loans (2.7%)[a]	Value
Utilities (0.1%) - continued
	Core and Main, LP, Term Loan
$178,200	5.721%, (LIBOR 3M + 3.000%), 8/1/2024[b]	$175,825
	EnergySolutions, LLC, Term Loan
139,300	6.553%, (LIBOR 3M + 3.750%), 5/11/2025[b]	119,101
	GIP III Stetson I, LP, Term Loan
220,000	6.760%, (LIBOR 1M + 4.250%), 7/18/2025[b]	213,539
	Talen Energy Supply, LLC, Term Loan
142,364	6.499%, (LIBOR 1M + 4.000%), 7/6/2023[b]	140,407
	TerraForm Power Operating, LLC, Term Loan
94,286	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	92,832

	Total	1,165,783

	Total Bank Loans (cost $24,992,056)	24,147,591

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Asset-Backed Securities (1.8%)
	Access Group, Inc.
138,987	3.010%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,f	137,760
	Ares CLO, Ltd.
550,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,f]	544,569
	Betony CLO, Ltd.
550,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,f]	543,381
	Buttermilk Park CLO, Ltd.
925,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,f]	916,951
	Carlyle Global Market Strategies CLO, Ltd.
600,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,f	592,243
	CBAM 2019-9, Ltd.
600,000	4.084%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,c,e,f	600,000
	Commonbond Student Loan Trust
243,935	3.010%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	239,867
	Dryden Senior Loan Fund
500,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,f]	492,159
	Earnest Student Loan Program, LLC
288,768	3.020%, 5/25/2034, Ser. 2016-B, Class A2[f]	286,573
	Edlinc Student Loan Funding Trust
61,704	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,f	62,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Asset-Backed Securities (1.8%) - continued
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
$1,050,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,g]	$1,104,708
	Galaxy XX CLO, Ltd.
550,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,f	543,188
	Golub Capital Partners, Ltd.
500,000	3.610%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,f]	497,864
468,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,f	464,551
	Harley Marine Financing, LLC
1,274,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[f]	887,252
	Limerock CLO III, LLC
490,301	3.961%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1Rb,f	490,351
	Madison Park Funding XIV, Ltd.
300,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,f	298,000
	Madison Park Funding XXXI, Ltd.
350,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,f	345,481
	Magnetite CLO, Ltd.
700,000	3.696%, (LIBOR 3M + 1.080%), 11/15/2028, Ser. 2016-18A, Class ARb,f	697,285
	Magnetite XII, Ltd.
525,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,f]	520,674
	Morgan Stanley Capital I, Inc.
675,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	719,626
	Mountain View CLO, Ltd.
375,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,f	369,643
	National Collegiate Trust
306,249	2.805%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,f	300,161
	Neuberger Berman CLO XIV, Ltd.
525,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,f	523,260
	Neuberger Berman CLO, Ltd.
110,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,f	109,528
	Octagon Investment Partners XVI, Ltd.
100,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,f	98,126

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Asset-Backed Securities (1.8%) - continued
	Octagon Investment Partners XX, Ltd.
$356,316	3.748%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class ARb,f	$356,312
	OZLM VIII, Ltd.
170,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,f	169,857
	Palmer Square Loan Funding, Ltd.
300,000	3.870%, (LIBOR 3M + 1.400%), 1/20/2027, Ser. 2018-5A, Class A2[b,f]	296,851
	PPM CLO, Ltd.
350,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,f	345,433
	Race Point IX CLO, Ltd.
375,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,f	374,819
	Renaissance Home Equity Loan Trust
1,524,821	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[h]	1,068,601
	Shackleton CLO, Ltd.
350,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,f]	346,711
	SLM Student Loan Trust
184,566	2.910%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	180,122
86,212	3.030%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	86,378
	SoFi Professional Loan Program, LLC
85,078	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	84,154
	Symphony CLO XV, Ltd.
400,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,f]	399,061
	Voya CLO 3, Ltd.
126,903	3.491%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1Rb,f	126,192

	Total	16,219,983

Basic Materials (0.7%)
	Alcoa Nederland Holding BV
255,000	6.750%, 9/30/2024[f]	265,623
	Anglo American Capital plc
300,000	4.875%, 5/14/2025[f]	305,570
	ArcelorMittal SA
172,000	6.125%, 6/1/2025	184,986
	Braskem Netherlands Finance BV
470,000	4.500%, 1/10/2028[f]	457,662
	BWAY Holding Company
265,000	5.500%, 4/15/2024[f]	258,873
	CF Industries, Inc.
450,000	3.450%, 6/1/2023[i]	434,250
	Chemours Company
250,000	5.375%, 5/15/2027	240,000
	Dow Chemical Company
125,000	4.800%, 11/30/2028[f]	130,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Basic Materials (0.7%) - continued
	DowDuPont, Inc.
$200,000	4.493%, 11/15/2025	$210,038
	First Quantum Minerals, Ltd.
180,000	7.500%, 4/1/2025[f]	168,750
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[f]	109,686
	Glencore Funding, LLC
80,000	4.125%, 5/30/2023[f]	80,179
110,000	4.000%, 3/27/2027[f]	105,738
	International Paper Company
222,000	4.350%, 8/15/2048	196,683
	Kinross Gold Corporation
160,000	5.950%, 3/15/2024	164,800
245,000	4.500%, 7/15/2027	220,500
	Novelis Corporation
285,000	5.875%, 9/30/2026[f]	275,381
	Olin Corporation
315,000	5.125%, 9/15/2027[i]	307,125
	Platform Specialty Products Corporation
190,000	5.875%, 12/1/2025[f]	189,525
	Sherwin-Williams Company
180,000	3.125%, 6/1/2024	175,196
	Syngenta Finance NV
250,000	3.933%, 4/23/2021[f]	248,155
	Teck Resources, Ltd.
355,000	6.125%, 10/1/2035	370,975
	United States Steel Corporation
175,000	6.250%, 3/15/2026	158,594
	Vale Overseas, Ltd.
120,000	6.250%, 8/10/2026	128,550
70,000	6.875%, 11/21/2036	77,963
125,000	6.875%, 11/10/2039	138,738
	Westlake Chemical Corporation
160,000	3.600%, 8/15/2026	149,884
	WestRock Company
195,000	3.750%, 3/15/2025[f]	191,501

	Total	5,945,462

Capital Goods (0.8%)
	AECOM
380,000	5.875%, 10/15/2024	395,580
	Ashtead Capital, Inc.
230,000	4.125%, 8/15/2025[f]	219,650
	Boeing Company
125,000	3.850%, 11/1/2048	123,047
	Bombardier, Inc.
325,000	7.500%, 3/15/2025[f]	313,625
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[f]	191,187
	Cemex SAB de CV
275,000	6.125%, 5/5/2025[f]	279,950
	Cintas Corporation No. 2
125,000	3.700%, 4/1/2027	124,163
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	182,700
	CNH Industrial NV
225,000	3.850%, 11/15/2027	208,712
	Covanta Holding Corporation
290,000	6.000%, 1/1/2027	277,675
	Crown Cork & Seal Company, Inc.
240,000	7.375%, 12/15/2026	261,900
	H&E Equipment Services, Inc.
145,000	5.625%, 9/1/2025	141,738

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Capital Goods (0.8%) - continued
	Huntington Ingalls Industries, Inc.
$270,000	3.483%, 12/1/2027	$259,254
	L3 Technologies, Inc.
309,000	3.950%, 5/28/2024	310,519
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,801
160,000	3.600%, 3/1/2035	152,174
184,000	4.500%, 5/15/2036	192,923
40,000	6.150%, 9/1/2036	49,407
	Northrop Grumman Corporation
300,000	3.850%, 4/15/2045	278,917
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[f]	398,950
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	118,772
	Reynolds Group Issuer, Inc.
305,000	5.125%, 7/15/2023[f]	305,564
	Rockwell Collins, Inc.
310,000	2.800%, 3/15/2022	303,646
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	118,215
75,000	3.650%, 9/15/2023	75,181
104,000	4.200%, 9/15/2028	104,907
	Siemens Financieringsmaatschappij NV
350,000	4.200%, 3/16/2047[f]	361,361
	Textron, Inc.
125,000	7.250%, 10/1/2019	128,434
275,000	3.375%, 3/1/2028	256,925
	United Rentals North America, Inc.
260,000	5.500%, 7/15/2025	263,250
	United Technologies Corporation
350,000	4.450%, 11/16/2038	352,711
220,000	4.050%, 5/4/2047	205,493

	Total	7,026,331

Collateralized Mortgage Obligations (1.8%)
	Ajax Mortgage Loan Trust
585,712	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,f	590,221
	Alternative Loan Trust
198,484	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	165,938
	Angel Oak Mortgage Trust I, LLC
65,459	3.500%, 7/25/2046, Ser. 2016-1, Class A1[f]	65,226
1,223,265	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	1,223,222
	Bayview Opportunity Master Fund Trust
369,423	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,f	366,467
	CHL Mortgage Pass-Through Trust
1,389,685	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,168,513
	CIM Trust
1,028,546	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,f]	1,074,549
	Citigroup Mortgage Loan Trust, Inc.
128,807	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	128,030
	COLT Mortgage Loan Trust
260,693	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,f	259,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Countrywide Alternative Loan Trust
$254,340	3.848%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	$221,228
175,417	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	107,812
82,122	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	77,366
539,423	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	443,126
540,245	7.000%, 10/25/2037, Ser. 2007-24, Class A10	318,496
	Countrywide Home Loans, Inc.
144,917	5.750%, 4/25/2037, Ser. 2007-3, Class A27	116,157
	Credit Suisse Mortgage Trust
719,852	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,f]	729,098
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
104,451	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	93,680
	Ellington Financial Mortgage Trust
477,679	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,f	477,616
	Federal Home Loan Mortgage Corporation
714,915	3.000%, 4/15/2028, Ser. 4193, Class AIj	57,629
657,571	3.000%, 2/15/2033, Ser. 4170, Class IGj	72,112
	Federal National Mortgage Association
1,273,961	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	158,258
	Galton Funding Mortgage Trust 2017-1
694,184	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,f]	704,761
	Greenpoint Mortgage Funding Trust
573,891	2.710%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	507,490
	GS Mortgage-Backed Securities Trust
442,763	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Af	445,196
	Impac Secured Assets Trust
623,297	2.750%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	520,442
	J.P. Morgan Mortgage Trust
31,625	4.214%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	27,352
421,099	2.890%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	210,990
525,621	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	289,306
	MASTR Alternative Loans Trust
114,379	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	115,942
312,337	2.960%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	140,801

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Collateralized Mortgage Obligations (1.8%) - continued
	Merrill Lynch Alternative Note Asset Trust
$115,446	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	$88,438
	Mill City Mortgage Loan Trust
528,623	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,f]	525,028
	MortgageIT Trust
822,646	2.710%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	731,713
	Preston Ridge Partners Mortgage, LLC
500,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,e,f]	499,250
	Pretium Mortgage Credit Partners, LLC
284,226	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[f,h]	281,490
	RCO 2017-INV1 Trust
407,513	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,f	400,377
	RCO Mortgage, LLC
496,351	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,f]	498,142
	Residential Accredit Loans, Inc. Trust
84,010	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	81,131
633,747	3.060%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	493,315
	Sequoia Mortgage Trust
582,340	3.470%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	470,063
	Verus Securitization Trust
212,158	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,f]	210,407
364,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,f]	358,880
	WaMu Mortgage Pass Through Certificates
90,548	3.872%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	84,553
87,471	3.883%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	84,272

	Total	15,683,143

Commercial Mortgage-Backed Securities (1.5%)
	BANK 2018-BNK13
875,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[b]	920,565
	Benchmark Mortgage Trust
550,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4	579,203
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	757,132
	Federal Home Loan Mortgage Corporation - REMIC
2,200,000	3.859%, 11/25/2028, Ser. K086, Class A2[b]	2,306,536
	Federal National Mortgage Association
699,000	3.640%, 6/1/2028	710,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Commercial Mortgage-Backed Securities (1.5%) - continued
$300,000	3.710%, 7/1/2028	$309,660
	Federal National Mortgage Association - ACES
475,000	2.597%, 12/25/2026, Ser. 2017-M3, Class A2[b]	453,686
700,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	681,781
900,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	883,154
	Federal National Mortgage Association Grantor Trust
923,843	2.898%, 6/25/2027, Ser. 2017-T1, Class Ag	897,566
	GS Mortgage Securities Trust
483,376	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	494,276
800,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	818,215
800,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	795,284
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	674,057
	Morgan Stanley Capital I, Inc.
1,000,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	1,047,201
	UBS Commercial Mortgage Trust
725,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	761,095
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	505,424

	Total	13,595,427

Communications Services (1.7%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	190,586
390,000	6.400%, 12/15/2035	493,907
	AMC Networks, Inc.
265,000	5.000%, 4/1/2024	263,013
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	166,174
	American Tower Corporation
230,000	3.300%, 2/15/2021	229,997
	AT&T, Inc.
130,000	3.800%, 3/1/2024	131,619
177,000	4.100%, 2/15/2028	175,661
163,000	4.300%, 2/15/2030	160,972
175,000	5.250%, 3/1/2037	177,638
200,000	4.900%, 8/15/2037	195,281
120,000	6.350%, 3/15/2040	131,853
160,000	5.550%, 8/15/2041	165,946
160,000	4.750%, 5/15/2046	149,148
270,000	5.450%, 3/1/2047	276,163
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[f]	139,179
	British Telecommunications plc
250,000	4.500%, 12/4/2023	257,547
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[f]	410,096
125,000	5.500%, 5/1/2026[f]	124,688

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Communications Services (1.7%) - continued
	Charter Communications Operating, LLC
$77,000	6.834%, 10/23/2055	$83,243
150,000	4.500%, 2/1/2024	152,818
225,000	4.200%, 3/15/2028	217,450
330,000	6.484%, 10/23/2045	355,195
	Clear Channel Worldwide Holdings, Inc.
240,000	6.500%, 11/15/2022	245,400
	Comcast Corporation
225,000	4.950%, 10/15/2058	238,120
185,000	4.049%, 11/1/2052	172,235
150,000	2.750%, 3/1/2023	147,873
75,000	3.417%, (LIBOR 3M + 0.630%), 4/15/2024[b]	73,943
140,000	3.950%, 10/15/2025	144,903
225,000	4.250%, 10/15/2030	233,597
395,000	4.400%, 8/15/2035	397,145
212,000	4.750%, 3/1/2044	220,325
125,000	4.600%, 8/15/2045	127,583
	Cox Communications, Inc.
225,000	3.350%, 9/15/2026[f]	212,179
80,000	4.600%, 8/15/2047[f]	72,262
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	218,094
138,000	5.250%, 1/15/2023	145,399
160,000	3.200%, 9/1/2024	153,330
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[f]	39,099
	Digicel, Ltd.
570,000	6.000%, 4/15/2021[f,i]	526,110
	Discovery Communications, LLC
220,000	4.900%, 3/11/2026	225,141
360,000	5.000%, 9/20/2037	337,303
	Gray Television, Inc.
270,000	5.875%, 7/15/2026[f]	265,275
	Intelsat Jackson Holdings SA
155,000	8.500%, 10/15/2024[f]	156,550
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024	378,100
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	133,313
	Moody’s Corporation
110,000	2.750%, 12/15/2021	108,396
	Neptune Finco Corporation
281,000	10.875%, 10/15/2025[f]	323,853
	Netflix, Inc.
320,000	4.875%, 4/15/2028	304,000
	Nexstar Escrow Corporation
124,000	5.625%, 8/1/2024[f]	119,970
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	92,282
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[f]	129,855
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	237,982
	Sprint Corporation
305,000	7.625%, 2/15/2025	318,817
	Telecom Italia SPA
235,000	5.303%, 5/30/2024[f]	223,250
	Telefonica Emisiones SAU
250,000	4.665%, 3/6/2038	232,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Communications Services (1.7%) - continued
	Time Warner Entertainment Company, LP
$270,000	8.375%, 3/15/2023	$312,253
	Verizon Communications, Inc.
255,000	3.500%, 11/1/2021	258,968
393,000	5.150%, 9/15/2023	427,639
216,000	3.376%, 2/15/2025	215,741
100,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	99,276
180,000	4.272%, 1/15/2036	175,091
320,000	4.862%, 8/21/2046	328,105
325,000	4.522%, 9/15/2048	317,472
	Viacom, Inc.
90,000	4.250%, 9/1/2023	91,365
180,000	6.875%, 4/30/2036	204,873
120,000	5.850%, 9/1/2043	123,364
	Virgin Media Secured Finance plc
265,000	5.250%, 1/15/2026[f]	261,025
	Windstream Services, LLC
225,000	8.625%, 10/31/2025[f]	212,063

	Total	14,629,921

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
200,000	5.000%, 10/1/2024[f]	197,000
	Amazon.com, Inc.
100,000	3.150%, 8/22/2027	99,154
200,000	3.875%, 8/22/2037	200,374
120,000	4.050%, 8/22/2047	121,748
	American Honda Finance Corporation
185,000	2.000%, 2/14/2020	183,367
	Aptiv plc
230,000	3.150%, 11/19/2020	229,291
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	499,950
	D.R. Horton, Inc.
200,000	2.550%, 12/1/2020	196,565
	Daimler Finance North America, LLC
160,000	3.371%, (LIBOR 3M + 0.620%), 10/30/2019[b,f]	160,125
225,000	3.132%, (LIBOR 3M + 0.550%), 5/4/2021[b,f]	223,566
	Delphi Jersey Holdings plc
310,000	5.000%, 10/1/2025[f]	265,825
	Ford Motor Credit Company, LLC
160,000	2.262%, 3/28/2019	159,699
80,000	2.459%, 3/27/2020	78,629
60,000	3.200%, 1/15/2021	58,664
300,000	5.596%, 1/7/2022	304,159
125,000	4.083%, (LIBOR 3M + 1.270%), 3/28/2022[b]	119,167
250,000	2.979%, 8/3/2022	231,987
	General Motors Company
275,000	3.667%, (LIBOR 3M + 0.900%), 9/10/2021[b]	269,225
275,000	5.000%, 10/1/2028	267,162
	General Motors Financial Company, Inc.
80,000	3.727%, (LIBOR 3M + 0.930%), 4/13/2020[b]	79,702
92,000	4.200%, 3/1/2021	92,734
240,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	236,840
210,000	3.150%, 6/30/2022	203,430

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Consumer Cyclical (1.3%) - continued
$80,000	3.950%, 4/13/2024	$76,994
250,000	4.300%, 7/13/2025	239,537
	Home Depot, Inc.
205,000	5.400%, 9/15/2040	238,767
120,000	4.250%, 4/1/2046	123,794
220,000	3.900%, 6/15/2047	212,376
	Hyundai Capital America
200,000	2.550%, 4/3/2020[f]	197,618
138,000	3.000%, 10/30/2020[f]	136,590
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[f,i]	289,406
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
315,000	5.625%, 2/15/2022	320,512
	Landry’s, Inc.
260,000	6.750%, 10/15/2024[f]	260,000
	Lear Corporation
165,000	5.250%, 1/15/2025	168,939
	Lennar Corporation
170,000	4.125%, 1/15/2022	169,201
465,000	4.875%, 12/15/2023	465,000
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[f]	211,775
155,000	5.625%, 3/15/2026[f]	156,550
	Macy’s Retail Holdings, Inc.
312,000	2.875%, 2/15/2023	285,317
	Mastercard, Inc.
290,000	3.950%, 2/26/2048	296,193
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	135,068
160,000	2.625%, 1/15/2022	159,017
250,000	4.450%, 3/1/2047	246,829
	MGM Resorts International
380,000	6.000%, 3/15/2023	394,250
	Navistar International Corporation
300,000	6.625%, 11/1/2025[f]	300,000
	New Red Finance, Inc.
275,000	4.250%, 5/15/2024[f]	266,062
	Nissan Motor Acceptance Corporation
135,000	2.150%, 9/28/2020[f]	132,121
	Prime Security Services Borrower, LLC
292,000	9.250%, 5/15/2023[f]	308,790
	Six Flags Entertainment Corporation
270,000	4.875%, 7/31/2024[f]	267,300
	Volkswagen Group of America Finance, LLC
275,000	4.250%, 11/13/2023[f]	278,173
200,000	4.750%, 11/13/2028[f]	197,441
	Wabash National Corporation
305,000	5.500%, 10/1/2025[f]	278,312

	Total	11,449,895

Consumer Non-Cyclical (2.2%)
	Abbott Laboratories
70,000	3.400%, 11/30/2023	70,889
37,000	3.750%, 11/30/2026	37,677
340,000	4.750%, 11/30/2036	366,785
75,000	4.900%, 11/30/2046	83,470
	AbbVie, Inc.
310,000	2.500%, 5/14/2020	308,152
230,000	3.600%, 5/14/2025	227,239
94,000	4.700%, 5/14/2045	87,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Consumer Non-Cyclical (2.2%) - continued
	Albertson’s Companies, LLC
$300,000	7.500%, 3/15/2026[e,f]	$300,000
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	78,256
100,000	2.625%, 9/16/2026	88,436
	Amgen, Inc.
264,000	2.200%, 5/11/2020	261,643
75,000	3.125%, 5/1/2025	73,457
	Anheuser-Busch Companies, LLC
462,000	3.650%, 2/1/2026[f,i]	453,990
320,000	4.700%, 2/1/2036[f]	306,742
	Anheuser-Busch InBev Finance, Inc.
100,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	100,478
	Anheuser-Busch InBev Worldwide, Inc.
500,000	4.750%, 4/15/2058	445,060
155,000	3.537%, (LIBOR 3M + 0.740%), 1/12/2024[b]	151,115
250,000	4.375%, 4/15/2038	228,613
250,000	4.600%, 4/15/2048	227,294
	Anthem, Inc.
220,000	4.625%, 5/15/2042	213,142
	BAT Capital Corporation
80,000	2.297%, 8/14/2020	78,956
120,000	3.222%, 8/15/2024	115,141
160,000	4.540%, 8/15/2047	131,327
	Baxalta, Inc.
105,000	4.000%, 6/23/2025	104,166
	Bayer U.S. Finance II, LLC
270,000	4.250%, 12/15/2025[f]	268,871
275,000	4.875%, 6/25/2048[f]	260,836
	Becton, Dickinson and Company
187,000	3.734%, 12/15/2024	186,426
325,000	3.700%, 6/6/2027	317,546
132,000	4.669%, 6/6/2047	132,310
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	92,452
75,000	3.850%, 5/15/2025	76,130
125,000	4.000%, 3/1/2028	125,838
120,000	7.375%, 1/15/2040	153,907
	Bunge, Ltd. Finance Corporation
36,000	3.500%, 11/24/2020	35,966
	Celgene Corporation
350,000	2.875%, 8/15/2020	349,348
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	64,677
	Cigna Corporation
50,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,f]	49,355
240,000	4.125%, 11/15/2025[f]	244,994
350,000	3.050%, 10/15/2027	324,283
295,000	4.800%, 8/15/2038[f]	301,106
	Clorox Company
270,000	3.100%, 10/1/2027	259,431
	Conagra Brands, Inc.
125,000	3.800%, 10/22/2021	125,606
175,000	4.300%, 5/1/2024	176,474
	Constellation Brands, Inc.
190,000	3.600%, 2/15/2028	181,683
	CVS Caremark Corporation
50,000	4.000%, 12/5/2023	51,076
	CVS Health Corporation
47,000	3.350%, 3/9/2021	47,168
94,000	3.700%, 3/9/2023	94,729

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Consumer Non-Cyclical (2.2%) - continued
$245,000	4.100%, 3/25/2025	$249,474
520,000	4.875%, 7/20/2035	523,378
465,000	4.780%, 3/25/2038	467,209
270,000	5.050%, 3/25/2048	277,600
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[f]	229,337
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[f]	162,022
	Express Scripts Holding Company
80,000	3.000%, 7/15/2023	78,299
355,000	4.800%, 7/15/2046	356,093
	Forest Laboratories, LLC
46,000	4.875%, 2/15/2021[f]	47,256
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[f]	185,500
	HCA, Inc.
185,000	5.250%, 6/15/2026	194,944
155,000	4.500%, 2/15/2027	156,209
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[f]	247,455
	JBS USA, LLC
310,000	5.750%, 6/15/2025[f]	309,225
	Kellogg Company
275,000	3.250%, 5/14/2021	273,677
	Kimberly-Clark Corporation
220,000	3.900%, 5/4/2047	215,670
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	170,813
	Kraft Heinz Foods Company
325,000	3.375%, 6/15/2021	325,218
	Kroger Company
105,000	2.800%, 8/1/2022	103,143
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	74,708
	Maple Escrow Subsidiary, Inc.
215,000	3.551%, 5/25/2021[f]	215,928
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	91,960
	Medtronic, Inc.
700,000	4.375%, 3/15/2035	735,237
90,000	4.625%, 3/15/2045	98,008
	Merck & Company, Inc.
50,000	3.700%, 2/10/2045	49,115
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[f]	174,194
	Mondelez International, Inc.
87,000	3.061%, (LIBOR 3M + 0.520%), 2/1/2019[b]	87,000
	Mylan, Inc.
55,000	3.125%, 1/15/2023[f]	52,307
157,000	4.550%, 4/15/2028	150,790
	Nestle Holdings, Inc.
425,000	3.900%, 9/24/2038[f]	427,494
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	175,461
	Perrigo Finance Unlimited Company
280,000	4.900%, 12/15/2044	221,034
	Pilgrim’s Pride Corporation
290,000	5.750%, 3/15/2025[f]	284,200
	Reynolds American, Inc.
299,000	5.700%, 8/15/2035	300,587
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[f]	141,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Consumer Non-Cyclical (2.2%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$252,000	2.400%, 9/23/2021	$245,258
	Simmons Foods, Inc.
295,000	5.750%, 11/1/2024[f]	241,163
	Smithfield Foods, Inc.
200,000	2.700%, 1/31/2020[f]	197,577
145,000	2.650%, 10/3/2021[f]	137,663
	Tenet Healthcare Corporation
300,000	8.125%, 4/1/2022	313,500
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	209,475
	Tyson Foods, Inc.
88,000	3.550%, 6/2/2027	84,762
	UnitedHealth Group, Inc.
40,000	3.350%, 7/15/2022	40,507
225,000	2.950%, 10/15/2027	217,619
405,000	4.625%, 7/15/2035	443,798
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[f]	562,275
	Zimmer Biomet Holdings, Inc.
305,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	303,830
	Zoetis, Inc.
275,000	4.700%, 2/1/2043	279,344

	Total	19,588,583

Energy (1.7%)
	Alliance Resource Operating Partners, LP
265,000	7.500%, 5/1/2025[f]	275,269
	Anadarko Petroleum Corporation
211,000	4.850%, 3/15/2021	216,243
280,000	5.550%, 3/15/2026	299,517
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	304,619
	BP Capital Markets America, Inc.
50,000	3.119%, 5/4/2026	48,661
	BP Capital Markets plc
275,000	3.535%, 11/4/2024	281,359
312,000	3.279%, 9/19/2027	305,687
	Canadian Natural Resources, Ltd.
150,000	3.450%, 11/15/2021	149,916
	Canadian Oil Sands, Ltd.
115,000	9.400%, 9/1/2021[f]	127,271
	Cheniere Corpus Christi Holdings, LLC
265,000	7.000%, 6/30/2024	292,109
	Cheniere Energy Partners, LP
370,000	5.625%, 10/1/2026[f]	370,873
	Chesapeake Energy Corporation
155,000	7.000%, 10/1/2024[i]	151,125
	ConocoPhillips
220,000	6.500%, 2/1/2039	286,675
	Continental Resources, Inc.
176,000	5.000%, 9/15/2022	176,872
275,000	4.375%, 1/15/2028	273,653
	Dominion Gas Holdings, LLC
255,000	2.500%, 12/15/2019	254,401
	El Paso Pipeline Partners Operating Company, LLC
130,000	4.300%, 5/1/2024	133,207
	Enbridge Energy Partners, LP
220,000	5.875%, 10/15/2025	243,332

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Energy (1.7%) - continued
	Enbridge, Inc.
$165,000	2.900%, 7/15/2022	$161,499
	Encana Corporation
45,000	3.900%, 11/15/2021	45,324
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	321,625
	Energy Transfer Operating, LP
85,000	4.200%, 9/15/2023	85,654
275,000	6.000%, 6/15/2048	282,272
	Energy Transfer Partners, LP
155,000	4.900%, 3/15/2035	143,038
50,000	5.150%, 2/1/2043	46,179
	Eni SPA
275,000	4.000%, 9/12/2023[f]	277,409
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	42,131
50,000	4.850%, 7/15/2026	46,875
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	136,680
	EQM Midstream Partners, LP
275,000	4.750%, 7/15/2023	278,925
	EQT Corporation
118,000	8.125%, 6/1/2019	119,608
245,000	3.900%, 10/1/2027	221,895
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	83,925
	Hess Corporation
390,000	3.500%, 7/15/2024	373,265
135,000	6.000%, 1/15/2040	132,503
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	135,692
215,000	6.500%, 9/1/2039	242,059
	Kinder Morgan, Inc.
225,000	6.500%, 9/15/2020	235,916
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	138,065
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	118,657
300,000	6.600%, 10/1/2037	341,993
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,016
264,000	4.750%, 12/15/2023[f]	274,012
160,000	6.500%, 3/1/2041	177,687
	MPLX, LP
250,000	4.875%, 12/1/2024	260,403
264,000	4.875%, 6/1/2025	274,870
125,000	4.125%, 3/1/2027	122,252
	Nabors Industries, Inc.
250,000	5.750%, 2/1/2025	217,500
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,500
	ONEOK Partners, LP
145,000	3.800%, 3/15/2020	145,566
	Parsley Energy, LLC
125,000	5.625%, 10/15/2027[f]	123,906
	PBF Holding Company, LLC
225,000	7.250%, 6/15/2025	223,875
	Petroleos Mexicanos
166,000	6.000%, 3/5/2020	169,113
	Phillips 66
185,000	3.900%, 3/15/2028	185,505
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	94,139
	Plains All American Pipeline, LP
205,000	5.000%, 2/1/2021	208,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Energy (1.7%) - continued
	Regency Energy Partners, LP
$160,000	5.875%, 3/1/2022	$169,099
	Sabine Pass Liquefaction, LLC
125,000	6.250%, 3/15/2022	133,190
150,000	5.625%, 4/15/2023	158,681
175,000	5.750%, 5/15/2024	188,152
	Schlumberger Holdings Corporation
270,000	4.000%, 12/21/2025[f]	274,055
	Shell International Finance BV
75,000	3.068%, (LIBOR 3M + 0.450%), 5/11/2020[b]	75,393
	Southwestern Energy Company
295,000	7.500%, 4/1/2026	303,850
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	155,635
	Sunoco, LP
105,000	5.500%, 2/15/2026	103,686
160,000	5.875%, 3/15/2028	156,200
	Tallgrass Energy Partners, LP
445,000	5.500%, 1/15/2028[f]	432,763
	Transocean, Inc.
365,000	7.250%, 11/1/2025[f]	344,925
	W&T Offshore, Inc.
145,000	9.750%, 11/1/2023[f]	141,738
	Weatherford International, Ltd.
79,000	4.500%, 4/15/2022	50,165
91,000	8.250%, 6/15/2023[i]	58,013
	Western Gas Partners, LP
176,000	4.000%, 7/1/2022	176,596
95,000	4.500%, 3/1/2028	91,681
	Williams Companies, Inc.
225,000	7.500%, 1/15/2031	273,022
	Williams Partners, LP
100,000	4.000%, 11/15/2021	101,032
70,000	3.600%, 3/15/2022	70,237
100,000	4.500%, 11/15/2023	102,752
175,000	6.300%, 4/15/2040	200,102
	Woodside Finance, Ltd.
225,000	3.650%, 3/5/2025[f]	217,457
90,000	3.700%, 3/15/2028[f]	83,771
	WPX Energy, Inc.
210,000	5.750%, 6/1/2026	208,950

	Total	15,283,275

Financials (5.0%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[f]	203,477
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	146,419
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	90,160
80,000	4.625%, 10/30/2020	80,950
215,000	5.000%, 10/1/2021	220,306
14,000	4.625%, 7/1/2022	14,051
160,000	3.500%, 1/15/2025	149,297
	Air Lease Corporation
185,000	2.500%, 3/1/2021	180,789
	Aircastle, Ltd.
325,000	5.000%, 4/1/2023	329,962
	Ally Financial, Inc.
170,000	3.750%, 11/18/2019	170,212
200,000	4.125%, 3/30/2020	200,250
	American Express Company
148,000	2.200%, 10/30/2020	146,245

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
	American Express Credit Corporation
$125,000	3.351%, (LIBOR 3M + 0.550%), 3/18/2019[b]	$125,102
264,000	1.875%, 5/3/2019	263,433
380,000	2.200%, 3/3/2020	377,544
	American International Group, Inc.
65,000	3.300%, 3/1/2021	65,486
255,000	3.750%, 7/10/2025	251,048
250,000	3.900%, 4/1/2026	247,766
	Ares Capital Corporation
395,000	3.875%, 1/15/2020	395,998
	ASP AMC Merger Sub, Inc.
275,000	8.000%, 5/15/2025[f]	137,500
	AvalonBay Communities, Inc.
200,000	3.500%, 11/15/2025	199,379
	Aviation Capital Group, LLC
255,000	2.875%, 1/20/2022[f]	247,360
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,k]	195,946
400,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	394,996
	Bank of America Corporation
105,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	105,135
110,000	2.369%, 7/21/2021[b]	108,927
132,000	2.328%, 10/1/2021[b]	130,334
225,000	3.499%, 5/17/2022[b]	226,948
205,000	3.300%, 1/11/2023	206,202
175,000	2.881%, 4/24/2023[b]	172,895
184,000	4.000%, 4/1/2024	189,355
500,000	4.000%, 1/22/2025	504,195
225,000	3.093%, 10/1/2025[b]	219,440
138,000	3.500%, 4/19/2026	136,792
240,000	4.183%, 11/25/2027	241,071
180,000	3.824%, 1/20/2028[b]	179,334
212,000	5.875%, 2/7/2042	257,798
	Bank of Montreal
205,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	205,314
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	228,125
	Bank of Nova Scotia
390,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	389,887
185,000	2.700%, 3/7/2022	183,060
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	54,441
	Barclays Bank plc
46,000	10.179%, 6/12/2021[f]	52,084
	Barclays plc
310,000	3.250%, 1/12/2021	306,665
225,000	4.610%, 2/15/2023[b]	226,009
236,000	3.650%, 3/16/2025	225,436
	BB&T Corporation
65,000	3.502%, (LIBOR 3M + 0.715%), 1/15/2020[b]	65,274
	BNP Paribas SA
200,000	4.375%, 3/1/2033[b,f]	189,746
	Boston Properties, LP
150,000	4.500%, 12/1/2028	154,936
	BPCE SA
315,000	3.500%, 10/23/2027[f]	293,066
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	114,888
154,000	2.500%, 5/12/2020	152,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
$500,000	3.450%, 4/30/2021	$502,441
160,000	3.050%, 3/9/2022	157,940
	Capital One NA
250,000	2.350%, 1/31/2020	248,423
	Cboe Global Markets, Inc.
100,000	1.950%, 6/28/2019	99,603
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	384,375
	Citigroup, Inc.
90,000	3.574%, (LIBOR 3M + 0.770%), 4/8/2019[b]	90,098
185,000	2.700%, 3/30/2021	183,746
200,000	2.750%, 4/25/2022	197,639
139,000	4.050%, 7/30/2022	141,756
140,000	3.142%, 1/24/2023[b]	139,176
370,000	4.400%, 6/10/2025	377,649
160,000	3.200%, 10/21/2026	153,188
240,000	3.668%, 7/24/2028[b]	235,003
120,000	4.125%, 7/25/2028	119,005
225,000	3.520%, 10/27/2028[b]	217,608
300,000	3.878%, 1/24/2039[b]	284,302
162,000	4.650%, 7/23/2048	170,100
	Citizens Bank NA
250,000	2.200%, 5/26/2020	246,782
	Comerica, Inc.
75,000	3.700%, 7/31/2023	75,708
	Commerzbank AG
200,000	8.125%, 9/19/2023[f]	221,599
	Commonwealth Bank of Australia
120,000	2.250%, 3/10/2020[f]	119,152
285,000	3.488%, (LIBOR 3M + 0.700%), 3/16/2023[b,f]	284,517
	Compass Bank
150,000	2.750%, 9/29/2019	149,453
250,000	3.500%, 6/11/2021	249,773
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
258,000	3.950%, 11/9/2022	259,889
528,000	4.625%, 12/1/2023	541,458
	Credit Agricole SA
105,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,f]	105,155
250,000	3.375%, 1/10/2022[f]	248,081
	Credit Suisse AG
92,000	5.400%, 1/14/2020	93,900
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,f]	240,656
200,000	7.250%, 9/12/2025[b,f,k]	198,000
250,000	3.869%, 1/12/2029[b,f]	238,717
	Credit Suisse Group Funding (Guernsey), Ltd.
100,000	3.125%, 12/10/2020	99,804
	Credit Suisse Group Funding, Ltd.
184,000	3.750%, 3/26/2025	179,910
	Deutsche Bank AG
156,000	2.700%, 7/13/2020	152,815
275,000	3.375%, 5/12/2021	268,157
100,000	4.250%, 10/14/2021	98,984
300,000	4.875%, 12/1/2032[b]	252,603
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	230,699
	Discover Bank
135,000	8.700%, 11/18/2019	140,398
155,000	3.100%, 6/4/2020	154,626
260,000	4.682%, 8/9/2028[b]	259,810

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
	Duke Realty, LP
$50,000	3.875%, 2/15/2021	$50,465
96,000	4.375%, 6/15/2022	99,179
	ERP Operating, LP
54,000	3.375%, 6/1/2025	53,642
	European Investment Bank
160,000	1.875%, 3/15/2019	159,893
	Fidelity National Financial, Inc.
250,000	5.500%, 9/1/2022	265,165
	Fifth Third Bancorp
112,000	2.875%, 7/27/2020	111,862
65,000	2.875%, 10/1/2021	64,446
135,000	2.600%, 6/15/2022	131,957
	Five Corners Funding Trust
445,000	4.419%, 11/15/2023[f]	462,953
	GE Capital International Funding Company
925,000	4.418%, 11/15/2035	826,926
	Goldman Sachs Group, Inc.
488,000	5.375%, 3/15/2020	500,500
95,000	3.932%, (LIBOR 3M + 1.160%), 4/23/2020[b]	95,626
300,000	5.375%, 5/10/2020[b,k]	298,500
524,000	5.250%, 7/27/2021	549,554
285,000	2.876%, 10/31/2022[b]	280,779
176,000	2.908%, 6/5/2023[b]	172,498
300,000	3.691%, 6/5/2028[b]	291,213
460,000	4.750%, 10/21/2045	475,915
	Hartford Financial Services Group, Inc.
334,000	5.125%, 4/15/2022	351,788
	HCP, Inc.
230,000	4.000%, 12/1/2022	231,407
100,000	3.400%, 2/1/2025	96,400
	HSBC Holdings plc
315,000	3.400%, 3/8/2021	316,966
200,000	6.875%, 6/1/2021[b,k]	208,000
125,000	2.650%, 1/5/2022	123,058
350,000	3.900%, 5/25/2026	348,593
	HSBC USA, Inc.
255,000	2.350%, 3/5/2020	253,413
	Icahn Enterprises, LP
115,000	6.750%, 2/1/2024	118,450
150,000	6.375%, 12/15/2025	153,375
	ING Groep NV
200,000	3.150%, 3/29/2022	198,524
250,000	4.100%, 10/2/2023	253,137
	International Lease Finance Corporation
80,000	5.875%, 8/15/2022	83,873
	Intesa Sanpaolo SPA
162,000	3.125%, 7/14/2022[f]	152,231
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	128,125
150,000	4.875%, 9/15/2027[f]	138,375
	J.P. Morgan Chase & Company
75,000	2.250%, 1/23/2020	74,603
170,000	3.418%, (LIBOR 3M + 0.680%), 6/1/2021[b]	170,420
90,000	2.295%, 8/15/2021	88,410
230,000	4.500%, 1/24/2022	239,603
185,000	2.972%, 1/15/2023	183,573
134,000	3.200%, 1/25/2023	134,751
230,000	2.700%, 5/18/2023	225,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
$105,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	$106,287
200,000	3.625%, 5/13/2024	202,715
145,000	3.125%, 1/23/2025	142,228
425,000	3.900%, 7/15/2025	433,724
150,000	3.300%, 4/1/2026	147,215
275,000	4.203%, 7/23/2029[b]	281,870
180,000	4.452%, 12/5/2029[b]	188,254
260,000	3.882%, 7/24/2038[b]	248,873
	J.P. Morgan Chase Bank NA
300,000	3.086%, 4/26/2021[b]	299,814
	KeyCorp
220,000	2.900%, 9/15/2020	219,343
	Kimco Realty Corporation
320,000	3.300%, 2/1/2025	309,624
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[f]	83,380
	Liberty Property, LP
216,000	3.750%, 4/1/2025	213,800
	Lloyds Bank plc
200,000	3.079%, (LIBOR 3M + 0.490%), 5/7/2021[b]	198,862
	Lloyds Banking Group plc
225,000	2.907%, 11/7/2023[b]	215,867
	Marsh & McLennan Companies, Inc.
200,000	3.875%, 3/15/2024	203,866
	MetLife, Inc.
210,000	4.050%, 3/1/2045	202,722
	Mitsubishi UFJ Financial Group, Inc.
200,000	2.190%, 9/13/2021	194,425
280,000	3.455%, 3/2/2023	281,460
200,000	3.287%, 7/25/2027	193,713
	Morgan Stanley
80,000	5.550%, 7/15/2020[b,k]	80,400
315,000	2.500%, 4/21/2021	310,961
110,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	110,921
198,000	2.750%, 5/19/2022	195,129
135,000	4.875%, 11/1/2022	141,389
185,000	3.125%, 1/23/2023	184,017
70,000	4.000%, 7/23/2025	71,860
275,000	4.350%, 9/8/2026	278,301
240,000	3.591%, 7/22/2028[b]	234,353
225,000	3.772%, 1/24/2029[b]	222,877
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	339,625
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	108,057
	National City Corporation
279,000	6.875%, 5/15/2019	282,153
	New York Life Global Funding
128,000	2.300%, 6/10/2022[f]	124,012
	Park Aerospace Holdings, Ltd.
145,000	5.500%, 2/15/2024[f]	147,356
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	64,758
	Quicken Loans, Inc.
410,000	5.750%, 5/1/2025[f]	395,650
	Realty Income Corporation
175,000	4.125%, 10/15/2026	178,131
	Regency Centers, LP
290,000	4.125%, 3/15/2028	287,590
	Reinsurance Group of America, Inc.
239,000	5.000%, 6/1/2021	247,765
160,000	4.700%, 9/15/2023	166,385

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
	Reliance Standard Life Global Funding II
$85,000	2.500%, 4/24/2019[f]	$84,897
	Royal Bank of Scotland Group plc
220,000	8.625%, 8/15/2021[b,k]	234,234
200,000	3.875%, 9/12/2023	196,386
290,000	5.125%, 5/28/2024	291,418
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	158,548
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,558
225,000	2.750%, 2/1/2023	221,077
160,000	4.250%, 11/30/2046	158,979
	SITE Centers Corporation
59,000	4.625%, 7/15/2022	60,710
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[f]	129,863
	Societe Generale SA
132,000	4.750%, 11/24/2025[f]	133,199
	Standard Chartered plc
168,000	2.100%, 8/19/2019[f]	167,140
	State Street Corporation
104,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	104,657
	Sumitomo Mitsui Financial Group, Inc.
160,000	2.784%, 7/12/2022	157,575
135,000	3.102%, 1/17/2023	133,859
120,000	3.010%, 10/19/2026	114,496
	SunTrust Banks, Inc.
175,000	2.250%, 1/31/2020	173,860
	Svenska Handelsbanken AB
150,000	3.278%, (LIBOR 3M + 0.490%), 6/17/2019[b]	150,186
	Synchrony Financial
303,000	3.000%, 8/15/2019	302,188
60,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	60,032
70,000	4.250%, 8/15/2024	68,342
350,000	3.950%, 12/1/2027	320,881
	UBS Group Funding Jersey, Ltd.
138,000	4.125%, 9/24/2025[f]	139,664
	UBS Group Funding Switzerland AG
190,000	3.491%, 5/23/2023[f]	188,533
	USB Realty Corporation
65,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,k]	57,200
	Vantiv, LLC
300,000	4.375%, 11/15/2025[f]	287,994
	Ventas Realty, LP
190,000	3.100%, 1/15/2023	186,078
235,000	4.000%, 3/1/2028	231,080
	Voya Financial, Inc.
310,000	3.125%, 7/15/2024	295,779
	Wells Fargo & Company
180,000	2.550%, 12/7/2020	178,654
190,000	2.625%, 7/22/2022	186,788
185,000	3.069%, 1/24/2023	183,804
160,000	3.450%, 2/13/2023	159,240
205,000	3.000%, 2/19/2025	199,592
175,000	3.000%, 4/22/2026	167,950
163,000	3.000%, 10/23/2026	155,844
307,000	4.900%, 11/17/2045	320,624
	Welltower, Inc.
75,000	3.950%, 9/1/2023	75,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Financials (5.0%) - continued
$282,000	4.000%, 6/1/2025	$283,084
	ZB NA
290,000	3.500%, 8/27/2021	290,483

	Total	43,950,542

Foreign Government (<0.1%)
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	89,348
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[f]	148,721

	Total	238,069

Mortgage-Backed Securities (11.1%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,770,000	4.000%, 2/1/2049[e]	12,053,675
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
464,320	3.000%, 3/15/2045, Ser. 4741, Class GA	463,644
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
188,179	4.274%, (LIBOR 12M + 1.550%), 7/1/2043[b]	192,875
20,250,000	3.500%, 2/1/2049[e]	20,350,854
23,905,000	4.000%, 2/1/2049[e]	24,468,542
28,675,000	4.500%, 2/1/2049[e]	29,793,437
6,050,000	5.000%, 3/1/2049[e]	6,353,878
	Government National Mortgage Association Conventional 30-Yr. Pass Through
4,050,000	4.500%, 2/1/2049[e]	4,203,536

	Total	97,880,441

Technology (1.1%)
	Apple, Inc.
75,000	2.918%, (LIBOR 3M + 0.300%), 5/6/2020[b]	75,157
110,000	3.000%, 2/9/2024	110,739
170,000	3.200%, 5/11/2027	168,883
200,000	3.000%, 6/20/2027	195,380
365,000	3.000%, 11/13/2027	355,039
215,000	4.500%, 2/23/2036	230,542
138,000	4.650%, 2/23/2046	150,458
220,000	4.250%, 2/9/2047	225,498
315,000	3.750%, 9/12/2047	299,061
	Applied Materials, Inc.
88,000	3.300%, 4/1/2027	87,471
	Avnet, Inc.
120,000	3.750%, 12/1/2021	119,613
	Baidu, Inc.
180,000	3.000%, 6/30/2020	179,237
	Broadcom Corporation
164,000	3.875%, 1/15/2027	151,156
405,000	3.500%, 1/15/2028	359,219
	CDK Global, Inc.
150,000	4.875%, 6/1/2027	145,500
	Cisco Systems, Inc.
100,000	3.238%, (LIBOR 3M + 0.500%), 3/1/2019[b]	100,050

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Technology (1.1%) - continued
	CommScope Technologies Finance, LLC
$270,000	6.000%, 6/15/2025[f]	$255,150
	Diamond 1 Finance Corporation
220,000	5.450%, 6/15/2023[f]	230,128
395,000	6.020%, 6/15/2026[f]	412,803
100,000	8.100%, 7/15/2036[f]	115,210
	Equinix, Inc.
210,000	5.750%, 1/1/2025	215,775
	Fidelity National Information Services, Inc.
91,000	3.625%, 10/15/2020	91,598
	Harland Clarke Holdings Corporation
280,000	8.375%, 8/15/2022[f]	262,500
	Hewlett Packard Enterprise Company
75,000	3.500%, 10/5/2021	75,608
260,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	258,135
115,000	4.400%, 10/15/2022	118,931
	Intel Corporation
140,000	3.700%, 7/29/2025	144,805
207,000	4.100%, 5/19/2046	210,923
	Marvell Technology Group, Ltd.
165,000	4.200%, 6/22/2023	164,775
220,000	4.875%, 6/22/2028	219,042
	Microsoft Corporation
280,000	4.750%, 11/3/2055	323,012
280,000	4.200%, 11/3/2035	299,617
625,000	3.700%, 8/8/2046	623,024
215,000	4.250%, 2/6/2047	231,135
	NetApp, Inc.
145,000	2.000%, 9/27/2019	144,074
	NXP BV/NXP Funding, LLC
225,000	4.875%, 3/1/2024[f]	230,818
	Oracle Corporation
184,000	2.400%, 9/15/2023	179,368
490,000	2.950%, 5/15/2025	483,067
225,000	3.850%, 7/15/2036	217,506
	Seagate HDD Cayman
150,000	4.750%, 1/1/2025	141,934
	Sensata Technologies UK Financing Company plc
240,000	6.250%, 2/15/2026[f]	250,200
	Texas Instruments, Inc.
270,000	4.150%, 5/15/2048	278,937
	Tyco Electronics Group SA
40,000	3.450%, 8/1/2024	39,726
80,000	3.125%, 8/15/2027	75,360
	VMware, Inc.
55,000	2.950%, 8/21/2022	53,313
	Western Digital Corporation
295,000	4.750%, 2/15/2026[i]	274,350

	Total	9,573,827

Transportation (0.1%)
	Air Canada Pass Through Trust
50,563	3.875%, 3/15/2023[f]	49,349
	Air Lease Corporation
75,000	3.500%, 1/15/2022	74,461
	Burlington Northern Santa Fe, LLC
130,000	5.750%, 5/1/2040	156,723
100,000	5.050%, 3/1/2041	111,957
130,000	4.450%, 3/15/2043	137,748
	CSX Corporation
98,000	3.700%, 11/1/2023	99,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Transportation (0.1%) - continued
	Delta Air Lines, Inc.
$95,000	2.875%, 3/13/2020	$94,462
12,440	4.950%, 11/23/2020	12,494
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,148
	United Continental Holdings, Inc.
300,000	4.250%, 10/1/2022	296,250
	XPO Logistics, Inc.
225,000	6.500%, 6/15/2022[f]	229,781

	Total	1,322,385

U.S. Government & Agencies (10.3%)
	Federal National Mortgage Association - ACES
1,200,000	3.640%, 8/25/2030, Ser. 2018-M12, Class A2[b]	1,224,817
	U.S. Treasury Bonds
150,000	2.250%, 11/15/2027	145,758
6,000,000	2.875%, 5/15/2028	6,123,047
550,000	4.375%, 5/15/2040	678,820
2,000,000	3.000%, 5/15/2042	2,011,484
4,999,000	2.500%, 5/15/2046	4,527,024
1,005,000	3.000%, 5/15/2047	1,004,490
	U.S. Treasury Bonds, TIPS
3,822,105	0.125%, 1/15/2023	3,736,236
3,913,088	0.375%, 1/15/2027	3,796,357
5,976,552	0.375%, 7/15/2027	5,803,715
	U.S. Treasury Notes
1,650,000	1.000%, 10/15/2019	1,632,211
5,400,000	1.500%, 10/31/2019	5,358,023
4,450,000	1.750%, 11/30/2019	4,420,449
1,170,000	2.250%, 3/31/2020	1,165,932
5,500,000	1.375%, 9/30/2020	5,400,098
130,000	1.875%, 12/15/2020	128,604
1,000,000	1.375%, 5/31/2021	975,469
9,210,000	1.125%, 8/31/2021	8,905,279
4,060,000	1.875%, 7/31/2022	3,984,351
19,985,000	2.000%, 11/30/2022	19,666,489
1,700,000	2.500%, 3/31/2023	1,703,984
1,350,000	2.125%, 7/31/2024	1,326,111
2,390,000	2.250%, 11/15/2024	2,359,285
2,199,154	0.750%, 7/15/2028	2,200,214
	U.S. Treasury Notes, TIPS
2,222,390	0.625%, 4/15/2023	2,213,043

	Total	90,491,290

Utilities (1.2%)
	Ameren Illinois Company
150,000	4.500%, 3/15/2049	158,918
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	214,137
	Appalachian Power Company
85,000	3.300%, 6/1/2027	81,619
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	79,516
	Atmos Energy Corporation
85,000	3.000%, 6/15/2027	82,370
	Berkshire Hathaway Energy Company
55,000	2.400%, 2/1/2020	54,769
140,000	4.500%, 2/1/2045	142,633
	Calpine Corporation
150,000	5.375%, 1/15/2023	145,875
	CenterPoint Energy, Inc.
75,000	3.850%, 2/1/2024	75,529

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Utilities (1.2%) - continued
$140,000	4.250%, 11/1/2028	$142,151
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	110,822
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	190,402
65,000	4.350%, 11/15/2045	66,546
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	89,794
69,000	4.500%, 12/1/2045	71,130
	Consumers Energy Company
175,000	4.350%, 4/15/2049	186,613
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	179,915
176,000	2.579%, 7/1/2020	174,881
	DTE Electric Company
115,000	3.700%, 3/15/2045	109,334
145,000	3.700%, 6/1/2046	136,667
	DTE Energy Company
30,000	2.400%, 12/1/2019	29,756
	Duke Energy Carolinas, LLC
315,000	3.700%, 12/1/2047	295,588
	Duke Energy Corporation
160,000	3.750%, 9/1/2046	144,031
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	117,170
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	171,625
	Dynegy, Inc.
235,000	7.375%, 11/1/2022	244,400
	Edison International
180,000	2.950%, 3/15/2023	169,028
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019	124,365
	Energy Transfer Operating, LP
280,000	5.200%, 2/1/2022	291,006
	Eversource Energy
200,000	2.500%, 3/15/2021	196,564
	Exelon Corporation
100,000	5.100%, 6/15/2045	106,096
138,000	4.450%, 4/15/2046	133,977
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	191,531
165,000	2.950%, 1/15/2020	164,524
	FirstEnergy Corporation
50,000	2.850%, 7/15/2022	48,749
320,000	4.850%, 7/15/2047	324,556
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	67,114
80,000	5.300%, 7/1/2043	87,428
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	337,754
	Mississippi Power Company
165,000	3.950%, 3/30/2028	162,589
	Monongahela Power Company
150,000	5.400%, 12/15/2043[f]	175,035
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	173,325
90,000	3.900%, 11/1/2028	92,668
200,000	3.700%, 3/15/2029	202,349
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	114,915
	NextEra Energy Partners, LP
295,000	4.250%, 9/15/2024[f]	281,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.3%)	Value
Utilities (1.2%) - continued
	NiSource Finance Corporation
$88,000	3.490%, 5/15/2027	$85,158
255,000	5.650%, 2/1/2045	282,760
	Oncor Electric Delivery Company, LLC
352,000	3.750%, 4/1/2045	334,860
	Pacific Gas and Electric Company
215,000	3.300%, 3/15/2027[l,m]	172,000
175,000	3.300%, 12/1/2027[l,m]	140,000
175,000	3.950%, 12/1/2047[i,l,m]	131,906
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	77,713
88,000	3.400%, 6/1/2023	86,904
225,000	5.000%, 3/15/2044	233,455
	PPL Electric Utilities Corporation
132,000	3.950%, 6/1/2047	129,646
	Public Service Electric & Gas Company
220,000	3.000%, 5/15/2027	212,101
	San Diego Gas and Electric Company
270,000	4.150%, 5/15/2048	258,103
	Sempra Energy
75,000	2.400%, 3/15/2020	74,269
	South Carolina Electric & Gas Company
350,000	5.100%, 6/1/2065	381,031
	Southern California Edison Company
175,000	4.000%, 4/1/2047	152,790
175,000	4.125%, 3/1/2048	157,818
	Southern Company
170,000	2.950%, 7/1/2023	166,929
215,000	3.250%, 7/1/2026	205,577
	Southern Company Gas Capital Corporation
220,000	4.400%, 5/30/2047	206,782
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	58,121
	TerraForm Power Operating, LLC
300,000	5.000%, 1/31/2028[f]	278,625
	Virginia Electric and Power Company
125,000	4.600%, 12/1/2048	131,411

	Total	10,898,799

	Total Long-Term Fixed Income (cost $376,466,713)	373,777,373

Shares	Registered Investment Companies (38.4%)	Value
Affiliated (37.4%)
2,471,350	Thrivent Core Emerging Markets Debt Fund	23,255,405
933,066	Thrivent Core International Equity Fund	8,518,894
1,567,221	Thrivent Core Low Volatility Equity Fund	16,314,771
4,819,448	Thrivent High Yield Fund, Class S	22,314,044
7,701,258	Thrivent Income Fund, Class S	68,464,180
2,760,079	Thrivent Large Cap Growth Fund, Class S	31,520,107
52,130	Thrivent Large Cap Stock Fund, Class S	1,280,843
2,960,538	Thrivent Large Cap Value Fund, Class S	61,401,552
3,131,670	Thrivent Limited Maturity Bond Fund, Class S	38,613,493

Shares	Registered Investment Companies (38.4%)	Value
Affiliated (37.4%) - continued
673,438	Thrivent Mid Cap Stock Fund, Class S	$17,172,667
3,844,047	Thrivent Partner Worldwide Allocation Fund, Class S	36,710,647
195,424	Thrivent Small Cap Stock Fund, Class S	4,443,931

	Total	330,010,534

Unaffiliated (1.0%)
1,832	Direxion Daily S&P 500	74,746
1,125	Direxion Daily Small Cap Bull 3X Shares	64,249
37,500	Invesco Senior Loan ETF	841,500
1,381	iShares Dow Jones U.S. Real Estate Index Fund ETF	115,369
1,642	iShares Russell 2000 Growth Index Fund[i]	307,776
942	iShares Russell 2000 Index Fund	140,414
700	iShares Russell 2000 Value Index Fund	83,489
32,000	iShares Short-Term Corporate Bond ETF	1,673,280
5,499	ProShares Ultra S&P 500	590,703
1,371	ProShares UltraPro QQQ	64,451
2,161	ProShares UltraPro S&P 500	93,117
11,121	SPDR S&P 500 ETF Trust	3,001,891
2,276	SPDR S&P Biotech ETF[i]	190,274
1,311	SPDR S&P Retail ETF[i]	57,894
479	SPDR S&P Semiconductor ETF	34,330
233	VanEck Vectors Semiconductor ETF	22,505
12,075	Vanguard Real Estate ETF	1,007,176

	Total	8,363,164

	Total Registered Investment Companies (cost $287,798,079)	338,373,698

Shares	Common Stock (12.8%)	Value
Communications Services (0.6%)
4,753	Activision Blizzard, Inc.	224,532
1,001	Alphabet, Inc., Class An	1,127,016
505	Alphabet, Inc., Class Cn	563,767
9,834	AT&T, Inc.	295,610
7,264	CBS Corporation	359,277
9,380	Comcast Corporation	343,027
2,050	DISH Network Corporation[n]	62,874
539	EchoStar Corporation[n]	22,088
772	Electronic Arts, Inc.[n]	71,209
5,476	Facebook, Inc.[n]	912,794
400	Hemisphere Media Group, Inc.[n]	5,304
1,030	IAC/InterActive Corporation[n]	217,618
1,347	Liberty Latin America, Ltd.[n]	23,485
2,581	Liberty Media Corporation - Liberty SiriusXM[n]	103,137
187	Lions Gate Entertainment Corporation, Class B	3,278
13,760	News Corporation, Class A	176,541
9,838	News Corporation, Class B	127,205
5,227	ORBCOMM, Inc.[n]	42,548
1,891	Take-Two Interactive Software, Inc.[n]	199,595
3,280	Tencent Holdings, Ltd., ADR	146,321
2,575	Twitter, Inc.[n]	86,417
10,233	Verizon Communications, Inc.	563,429

	Total	5,677,072

Consumer Discretionary (1.2%)
857	Amazon.com, Inc.[n]	1,472,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Consumer Discretionary (1.2%) - continued
4,207	American Axle & Manufacturing Holdings, Inc.[n]	$62,179
1,536	Aptiv plc	121,544
196	Booking Holdings, Inc.[n]	359,231
3,750	BorgWarner, Inc.	153,375
2,964	Bright Horizons Family Solutions, Inc.[n]	343,202
1,959	Burlington Stores, Inc.[n]	336,380
3,339	Canada Goose Holdings, Inc.[n]	171,825
811	Century Casinos, Inc.[n]	6,220
3,556	Chico’s FAS, Inc.	20,625
2,533	Children’s Place, Inc.	245,093
340	Chipotle Mexican Grill, Inc.[n]	180,067
3,507	Core-Mark Holding Company, Inc.	97,775
3,735	Crocs, Inc.[n]	107,269
1,725	CSS Industries, Inc.	15,059
1,578	Culp, Inc.	30,140
1,956	D.R. Horton, Inc.	75,208
1,903	Delphi Technologies plc	34,083
2,942	Dollar Tree, Inc.[n]	284,874
3,332	Duluth Holdings, Inc.[n]	79,568
2,656	Emerald Expositions Events, Inc.	37,715
2,089	Expedia Group, Inc.	249,113
11,120	Extended Stay America, Inc.	190,152
2,081	Five Below, Inc.[n]	257,482
31	Genuine Parts Company	3,094
2,457	G-III Apparel Group, Ltd.[n]	85,676
1,231	Habit Restaurants, Inc.[n]	12,581
3,246	Harley-Davidson, Inc.	119,648
572	Haverty Furniture Companies, Inc.	11,652
3,450	Home Depot, Inc.	633,178
1,869	International Speedway Corporation	81,208
4,952	Knoll, Inc.	99,832
3,902	Las Vegas Sands Corporation	227,721
4,880	Lowe’s Companies, Inc.	469,261
425	Lululemon Athletica, Inc.[n]	62,819
930	Marriott Vacations Worldwide Corporation	82,342
1,597	McDonald’s Corporation	285,512
3,535	Modine Manufacturing Company[n]	51,717
1,221	Netflix, Inc.[n]	414,530
5,437	NIKE, Inc.	445,182
3,659	Norwegian Cruise Line Holdings, Ltd.[n]	188,182
4,180	Office Depot, Inc.	12,331
320	O’Reilly Automotive, Inc.[n]	110,291
1,614	Oxford Industries, Inc.	123,600
1,197	Park Hotels & Resorts, Inc.	35,994
4,355	Planet Fitness, Inc.[n]	252,242
408	Playa Hotels and Resorts NVn	3,215
563	Polaris Industries, Inc.	47,224
659	PVH Corporation	71,903
8,440	Red Rock Resorts, Inc.	214,207
550	RHi,n	74,729
3,176	Ross Stores, Inc.	292,573
547	Stamps.com, Inc.[n]	101,786
2,887	Starbucks Corporation	196,720
1,660	Tapestry, Inc.	64,259
6,410	Toll Brothers, Inc.	236,785
4,411	Tower International, Inc.	128,316
985	Ulta Beauty, Inc.[n]	287,541
1,103	Vail Resorts, Inc.	207,651
945	Wingstop, Inc.	62,039
2,396	Zumiez, Inc.[n]	60,882

	Total	10,789,554

Shares	Common Stock (12.8%)	Value
Consumer Staples (0.5%)
2,638	Altria Group, Inc.	$130,185
5,221	Archer-Daniels-Midland Company	234,423
515	Calavo Growers, Inc.[i]	41,900
2,791	Casey’s General Stores, Inc.	359,146
7,447	Colgate-Palmolive Company	481,672
12,369	Cott Corporation	187,761
11,241	Hain Celestial Group, Inc.[n]	206,048
680	Inter Parfums, Inc.	45,193
1,942	John B. Sanfilippo & Son, Inc.	132,542
880	Kimberly-Clark Corporation	98,014
2,032	Molson Coors Brewing Company	135,352
7,234	Monster Beverage Corporation[n]	414,074
7,334	PepsiCo, Inc.	826,322
4,729	Philip Morris International, Inc.	362,809
442	Seneca Foods Corporation[n]	12,641
1,336	SpartanNash Company	27,722
15,676	SunOpta, Inc.[n]	65,212
875	TreeHouse Foods, Inc.[n]	51,065
6,567	Turning Point Brands, Inc.	232,537
5,320	Wal-Mart Stores, Inc.	509,816

	Total	4,554,434

Energy (0.5%)
4,412	Abraxas Petroleum Corporation[n]	5,250
2,450	Anadarko Petroleum Corporation	115,958
23,348	Archrock, Inc.	220,405
2,360	BP plc ADR	97,043
22,538	Callon Petroleum Company[n]	183,459
4,305	Chevron Corporation	493,568
4,308	Comstock Resources, Inc.[i,n]	25,891
966	Concho Resources, Inc.[n]	115,765
1,431	Contura Energy, Inc.[n]	92,128
5,019	Denbury Resources, Inc.[n]	10,189
1,465	Diamondback Energy, Inc.	151,071
1,233	EQT Corporation	24,007
1,420	Era Group, Inc.[n]	13,376
15,702	Euronav NV	122,162
359	Evolution Petroleum Corporation	2,682
3,547	Exterran Corporation[n]	61,576
8,663	Exxon Mobil Corporation	634,825
6,280	Forum Energy Technologies, Inc.[n]	30,835
24,908	Gran Tierra Energy, Inc.[n]	59,032
4,150	Halliburton Company	130,144
1,096	Helix Energy Solutions Group, Inc.[n]	7,486
13,031	Marathon Oil Corporation	205,759
2,760	Marathon Petroleum Corporation	182,878
284	Matrix Service Company[n]	6,092
2,276	McDermott International, Inc.[n]	20,074
5,479	Nabors Industries, Ltd.	16,218
1,323	Newpark Resources, Inc.[n]	10,994
6,984	Nine Energy Service, Inc.[n]	167,476
6,577	Pacific Drilling SAn	101,943
2,460	Par Pacific Holdings, Inc.[n]	40,000
13,030	Patterson-UTI Energy, Inc.	158,054
599	Phillips 66	57,151
2,385	Pioneer Energy Services Corporation[n]	3,530
1,654	Pioneer Natural Resources Company	235,397
2,899	Superior Energy Services, Inc.[n]	11,335
4,614	Talos Energy, Inc.[n]	88,127
8,465	TechnipFMC plc	194,356
4,183	Teekay Tankers, Ltd.	4,183
2,908	Transocean, Ltd.[i,n]	24,922
6,469	Unit Corporation[n]	103,245
52	Weatherford International plc[i,n]	34

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Energy (0.5%) - continued
4,000	WPX Energy, Inc.[n]	$49,040

	Total	4,277,660

Financials (2.3%)
1,050	Affiliated Managers Group, Inc.	110,197
3,380	Aflac, Inc.	161,226
1,551	AG Mortgage Investment Trust, Inc.	27,949
182	Aircastle, Ltd.	3,793
5,048	Allstate Corporation	443,568
2,800	Ally Financial, Inc.	72,968
2,115	American Express Company	217,210
9,050	American Financial Group, Inc.	863,279
1,870	American International Group, Inc.	80,840
46	Ameriprise Financial, Inc.	5,824
775	Ameris Bancorp	29,411
2,615	Arch Capital Group, Ltd.[n]	76,750
753	Argo Group International Holdings, Ltd.	50,255
2,160	Arthur J. Gallagher & Company	161,374
7,916	Assured Guaranty, Ltd.	321,073
981	Axos Financial, Inc.[n]	29,783
6	BancFirst Corporation	322
4,442	BancorpSouth Bank	129,618
32,662	Bank of America Corporation	929,887
419	Bank of Marin Bancorp	17,573
204	Bank of New York Mellon Corporation	10,673
1,575	BankFinancial Corporation	23,625
2,281	Berkshire Hathaway, Inc.[n]	468,837
4,620	Blackstone Group, LP	155,694
906	BOK Financial Corporation	75,298
6,606	Boston Private Financial Holdings, Inc.	76,630
22,811	BrightSphere Investment Group	282,172
8,530	Brown & Brown, Inc.	231,675
362	Byline Bancorp, Inc.[n]	6,838
6,171	Capital One Financial Corporation	497,321
2,649	Cathay General Bancorp	98,331
5,780	Central Pacific Financial Corporation	165,481
3,873	Charles Schwab Corporation	181,140
412	Cherry Hill Mortgage Investment Corporation	7,622
1,130	Chubb, Ltd.	150,347
1,595	Cincinnati Financial Corporation	129,386
14,647	Citigroup, Inc.	944,146
1,702	Colony Capital, Inc.	10,331
1,270	Comerica, Inc.	100,000
3,230	Community Trust Bancorp, Inc.	131,170
6,940	Discover Financial Services	468,381
16,119	Dynex Capital, Inc.	97,036
8,978	E*TRADE Financial Corporation	418,913
6,240	East West Bancorp, Inc.	313,997
1,386	Ellington Residential Mortgage REIT	16,161
3,151	Employers Holdings, Inc.	133,508
3,627	Enterprise Financial Services Corporation	160,060
1,446	Essent Group, Ltd.[n]	57,479
614	FBL Financial Group, Inc.	43,115
8,793	Fifth Third Bancorp	235,828
1,856	Financial Institutions, Inc.	49,778
2,742	First American Financial Corporation	137,319
3,829	First Busey Corporation	94,806
55	First Citizens BancShares, Inc.	22,414
4,387	First Defiance Financial Corporation	123,626
1,243	First Financial Corporation	51,547
14,974	First Hawaiian, Inc.	385,281
3,448	First Interstate BancSystem, Inc.	134,196

Shares	Common Stock (12.8%)	Value
Financials (2.3%) - continued
217	First Merchants Corporation	$7,949
164	First Mid-Illinois Bancshares, Inc.	5,343
1,070	First Midwest Bancorp, Inc.	23,561
459	First of Long Island Corporation	9,510
1,625	First Republic Bank	157,024
340	Goldman Sachs Group, Inc.	67,323
3,357	Great Southern Bancorp, Inc.	179,062
4,180	Hamilton Lane, Inc.	151,609
3,884	Hancock Whitney Corporation	159,555
214	Hanmi Financial Corporation	4,693
578	Hanover Insurance Group, Inc.	65,915
9,739	Hartford Financial Services Group, Inc.	456,954
198	Heartland Financial USA, Inc.	8,981
13,009	Heritage Commerce Corporation	172,629
498	HFF, Inc.	20,627
2,531	Hometrust Bancshares, Inc.	68,337
2,178	Horace Mann Educators Corporation	90,714
2,888	Horizon Bancorp, Inc.	46,612
2,234	Houlihan Lokey, Inc.	98,832
12,044	Huntington Bancshares, Inc.	159,463
2,010	IBERIABANK Corporation	148,519
3,205	Independent Bank Corporation	71,023
433	Interactive Brokers Group, Inc.	21,823
7,858	Intercontinental Exchange, Inc.	603,180
5,215	Investment Technology Group, Inc.	157,806
2,752	J.P. Morgan Chase & Company	284,832
2,139	Kemper Corporation	160,810
14,957	KeyCorp	246,342
578	KKR Real Estate Finance Trust, Inc.	11,918
1,403	Lakeland Bancorp, Inc.	21,957
3,302	Loews Corporation	158,166
90	Markel Corporation[n]	94,816
329	MarketAxess Holdings, Inc.	70,659
487	Mercantile Bank Corporation	16,168
11,138	Meridian Bancorp, Inc.	176,370
2,980	MetLife, Inc.	136,097
4,453	MidWestOne Financial Group, Inc.	123,393
5,481	Morgan Stanley	231,846
1,205	MSCI, Inc.	205,175
928	National Bank Holdings Corporation	29,659
37	National Western Life Group, Inc.	11,222
774	Newmark Group, Inc.	8,088
1,400	Old Second Bancorp, Inc.	19,642
498	Pacific Premier Bancorp, Inc.[n]	14,815
934	PacWest Bancorp	36,043
51	Park National Corporation	4,795
6,421	PCSB Financial Corporation	130,411
181	Peapack-Gladstone Financial Corporation	4,831
390	Peoples Bancorp, Inc.	12,480
90	Piper Jaffray Companies	6,213
1,496	Primerica, Inc.	168,106
270	Principal Financial Group, Inc.	13,519
8,100	Provident Financial Services, Inc.	200,151
950	Prudential Financial, Inc.	87,533
2,081	QCR Holdings, Inc.	71,295
2,950	Radian Group, Inc.	56,758
2,213	Raymond James Financial, Inc.	178,146
947	Reinsurance Group of America, Inc.	136,794
729	S&P Global, Inc.	139,713
5,121	Sandy Spring Bancorp, Inc.	166,996
6,992	Santander Consumer USA Holdings Inc.	133,268
6,520	Seacoast Banking Corporation of Florida[n]	179,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Financials (2.3%) - continued
2,137	SEI Investments Company	$101,593
22,745	SLM Corporation[n]	243,599
2,004	State Auto Financial Corporation	68,136
900	State Street Corporation	63,810
2,494	Stifel Financial Corporation	119,388
2,883	SunTrust Banks, Inc.	171,308
1,195	SVB Financial Group[n]	278,889
4,538	Synovus Financial Corporation	160,736
600	Territorial Bancorp, Inc.	16,548
825	Towne Bank	21,417
1,747	TriCo Bancshares	65,897
13,059	TrustCo Bank Corporation	101,338
2,900	U.S. Bancorp	148,364
564	Umpqua Holdings Corporation	9,972
2,791	United Community Banks, Inc.	71,785
5,018	United Financial Bancorp, Inc.	74,317
321	Univest Corporation of Pennsylvania	7,540
2,107	Unum Group	73,239
1,106	Washington Trust Bancorp, Inc.	57,556
2,869	Wells Fargo & Company	140,323
425	Western Alliance Bancorp[n]	18,819
505	Western Asset Mortgage Capital Corporation	4,828
89	Westwood Holdings Group, Inc.	3,259
3,512	Wintrust Financial Corporation	249,844
4,135	WSFS Financial Corporation	174,373
6,890	Zions Bancorporations NA	327,895

	Total	19,903,336

Health Care (2.0%)
585	ABIOMED, Inc.[n]	205,376
846	Aerie Pharmaceuticals, Inc.[n]	39,779
9,497	Agilent Technologies, Inc.	722,247
40	Allergan plc	5,759
1,831	AmerisourceBergen Corporation	152,650
3,138	Amgen, Inc.	587,151
1,103	Ardelyx, Inc.[n]	2,316
443	Arena Pharmaceuticals, Inc.[n]	20,365
70	Atrion Corporation	52,209
4,011	Baxter International, Inc.	290,757
899	Becton, Dickinson and Company	224,265
820	Biogen, Inc.[n]	273,700
4,683	BioMarin Pharmaceutical, Inc.[n]	459,730
270	Bio-Techne Corporation	47,104
6,604	Bruker Corporation	231,536
1,122	Cardiovascular Systems, Inc.[n]	34,928
4,652	Catalent, Inc.[n]	171,798
1,221	Charles River Laboratories International, Inc.[n]	150,415
2,124	Cigna Holding Company	424,396
809	Concert Pharmaceuticals, Inc.[n]	11,447
4,654	CVS Health Corporation	305,070
4,625	Danaher Corporation	513,005
2,280	Dexcom, Inc.[n]	321,548
1,843	Edwards Lifesciences Corporation[n]	314,084
1,235	Eli Lilly and Company	148,027
1,584	Evolent Health, Inc.[n]	28,005
3,720	GenMark Diagnostics, Inc.[n]	24,701
227	Genomic Health, Inc.[n]	17,209
3,560	Gilead Sciences, Inc.	249,236
8,479	Halozyme Therapeutics, Inc.[n]	137,190
598	Heska Corporation[n]	58,963
1,391	Hill-Rom Holdings, Inc.	139,128
672	Illumina, Inc.[n]	188,019
931	Immunomedics, Inc.[n]	13,770
2,096	Inogen, Inc.[n]	316,936

Shares	Common Stock (12.8%)	Value
Health Care (2.0%) - continued
630	Inspire Medical Systems, Inc.[n]	$33,787
1,289	Intersect ENT, Inc.[n]	38,245
355	Intra-Cellular Therapies, Inc.[n]	4,274
543	Intuitive Surgical, Inc.[n]	284,337
1,605	Jazz Pharmaceuticals, Inc.[n]	202,053
8,172	Johnson & Johnson	1,087,530
2,984	LHC Group, Inc.[n]	315,498
506	Ligand Pharmaceuticals, Inc.[n]	59,759
929	Magellan Health Services, Inc.[n]	60,534
1,048	McKesson Corporation	134,406
6,706	Medtronic plc	592,743
6,520	Merck & Company, Inc.	485,284
1,207	Merit Medical Systems, Inc.[n]	68,232
4,506	Mylan NVn	134,955
2,400	Natera, Inc.[n]	32,616
1,199	National Healthcare Corporation	96,316
1,684	Neurocrine Biosciences, Inc.[n]	148,562
670	Nevro Corporation[n]	32,535
823	Novocure, Ltd.[n]	40,327
3,328	NuVasive, Inc.[n]	166,866
2,348	Omnicell, Inc.[n]	152,925
8,597	Optinose, Inc.[i,n]	55,365
1,672	PerkinElmer, Inc.	151,316
23,047	Pfizer, Inc.	978,345
408	Ra Medical Systems, Inc.[i,n]	3,011
732	Sage Therapeutics, Inc.[n]	104,376
3,537	Syneos Health, Inc.[n]	180,528
2,230	Tactile Systems Technology, Inc.[n]	148,473
1,751	Teleflex, Inc.	478,899
3,526	Thermo Fisher Scientific, Inc.	866,232
5,712	UnitedHealth Group, Inc.	1,543,382
2,540	Universal Health Services, Inc.	336,626
2,725	Valeant Pharmaceuticals International, Inc.[n]	66,899
3,210	Veeva Systems, Inc.[n]	350,083
2,598	Vertex Pharmaceuticals, Inc.[n]	495,984
744	West Pharmaceutical Services, Inc.	80,553
7,630	Wright Medical Group NVn	227,679
6,256	Zoetis, Inc.	539,017

	Total	17,661,371

Industrials (2.0%)
3,239	Acco Brands Corporation	28,600
375	Acuity Brands, Inc.	45,341
1,597	Aegion Corporation[n]	28,986
1,309	Aerojet Rocketdyne Holdings, Inc.[n]	51,666
2,297	AGCO Corporation	147,467
724	Altra Industrial Motion Corporation	22,162
6,860	AMETEK, Inc.	500,094
1,778	Arcosa, Inc.	52,327
933	ASGN, Inc.[n]	58,770
3,632	AZZ, Inc.	162,532
1,233	Boeing Company	475,469
304	Brady Corporation	13,592
825	Brink’s Company	61,091
4,790	BWX Technologies, Inc.	222,352
2,665	Casella Waste Systems, Inc.[n]	80,270
4,038	CBIZ, Inc.[n]	79,145
32	Chase Corporation	3,226
1,436	Colfax Corporation[n]	35,541
226	Columbus McKinnon Corporation	8,181
884	Comfort Systems USA, Inc.	42,405
6,639	Costamare, Inc.	33,726
4,466	Crane Company	369,606
298	CSW Industrials, Inc.[n]	15,392
6,849	CSX Corporation	449,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Industrials (2.0%) - continued
73	Cummins, Inc.	$10,739
998	Curtiss-Wright Corporation	113,293
4,070	Delta Air Lines, Inc.	201,180
795	Dycom Industries, Inc.[n]	46,150
8,232	EMCOR Group, Inc.	536,973
4,993	Emerson Electric Company	326,892
3,300	Encore Wire Corporation	177,870
180	Ennis, Inc.	3,571
525	ESCO Technologies, Inc.	34,183
7,107	Federal Signal Corporation	156,212
1,945	Forrester Research, Inc.	87,350
493	Franklin Electric Company, Inc.	23,556
370	Gardner Denver Holdings, Inc.[n]	9,128
2,191	General Dynamics Corporation	375,033
2,828	Global Brass and Copper Holdings, Inc.	85,519
1,276	Gorman-Rupp Company	44,086
1,533	Granite Construction, Inc.	66,256
1,850	Healthcare Services Group, Inc.[i]	80,697
1,159	Heico Corporation	97,936
327	Herc Holdings, Inc.[n]	12,115
7,329	Honeywell International, Inc.	1,052,664
371	Hub Group, Inc.[n]	16,513
2,046	Hubbell, Inc.	223,689
625	Huntington Ingalls Industries, Inc.	129,031
321	Hyster-Yale Materials Handling, Inc.	22,338
996	IDEX Corporation	137,309
824	Illinois Tool Works, Inc.	113,143
3,644	Ingersoll-Rand plc	364,546
11,633	Interface, Inc.	190,898
109	Jacobs Engineering Group, Inc.	7,063
1,478	JB Hunt Transport Services, Inc.	158,205
3,544	KAR Auction Services, Inc.	184,323
13,130	KeyW Holding Corporation[n]	94,273
2,796	Kforce, Inc.	91,737
3,666	Korn/Ferry International	167,170
6,650	Lincoln Electric Holdings, Inc.	574,826
834	Lindsay Corporation	71,624
1,402	Lockheed Martin Corporation	406,145
252	Manitowoc Company, Inc.[n]	3,835
2,870	Masco Corporation	93,017
4,827	Masonite International Corporation[n]	276,104
1,574	Mercury Systems, Inc.[n]	92,284
6,659	Milacron Holdings Corporation[n]	92,294
1,381	Moog, Inc.	123,558
15,871	MRC Global, Inc.[n]	247,905
3,879	Mueller Industries, Inc.	100,505
1,301	Mueller Water Products, Inc.	12,854
6,230	NCI Building Systems, Inc.[n]	50,837
2,346	Norfolk Southern Corporation	393,518
1,160	Old Dominion Freight Line, Inc.	157,679
2,452	Oshkosh Corporation	184,023
649	Parker Hannifin Corporation	106,962
8,142	Primoris Services Corporation	162,433
811	Radiant Logistics, Inc.[n]	4,006
1,276	Raven Industries, Inc.	47,199
750	Raytheon Company	123,570
6,076	Regal-Beloit Corporation	466,394
1,215	Resources Connection, Inc.	20,303
5,037	Ritchie Brothers Auctioneers, Inc.	181,131
1,190	Roper Industries, Inc.	337,079
70	Rush Enterprises, Inc.	2,678
2,347	SiteOne Landscape Supply, Inc.[n]	125,095
9,040	Southwest Airlines Company	513,110
1,329	SP Plus Corporation[n]	43,990
1,879	SPX Corporation[n]	55,900

Shares	Common Stock (12.8%)	Value
Industrials (2.0%) - continued
4,308	SPX FLOW, Inc.[n]	$141,173
2,633	Standex International Corporation	196,369
2,799	Terex Corporation	85,957
1,746	Timken Company	74,362
615	Titan International, Inc.	3,456
3,163	TPI Composites, Inc.[n]	95,744
419	TransDigm Group, Inc.[n]	163,829
937	TransUnion	56,988
4,718	TriMas Corporation[n]	136,775
213	UniFirst Corporation	29,486
2,560	United Continental Holdings, Inc.[n]	223,411
1,143	United Parcel Service, Inc.	120,472
1,810	United Rentals, Inc.[n]	226,721
5,870	United Technologies Corporation	693,071
1,710	Universal Truckload Services, Inc.	34,850
859	Valmont Industries, Inc.	110,811
3,420	Verisk Analytics, Inc.[n]	401,542
1,711	WABCO Holdings, Inc.[n]	195,448
1,461	WageWorks, Inc.[n]	46,095
8,010	Waste Connections, Inc.	669,316
282	Watsco, Inc.	41,589
132	Watts Water Technologies, Inc.	9,883
2,288	Willdan Group, Inc.[n]	76,991

	Total	17,334,758

Information Technology (2.7%)
11,195	Advanced Micro Devices, Inc.[n]	273,270
4,208	Akamai Technologies, Inc.[n]	273,941
600	Alliance Data Systems Corporation	106,554
110	Altisource Portfolio Solutions SAn	2,605
633	Ambarella, Inc.[i,n]	24,054
602	American Software, Inc.	6,658
10,406	Amphenol Corporation	914,896
845	ANSYS, Inc.[n]	138,876
7,648	Apple, Inc.	1,272,933
1,527	Arista Networks, Inc.[n]	327,969
4,499	Arrow Electronics, Inc.[n]	341,699
745	Atkore International Group, Inc.[n]	17,277
1,150	Atlassian Corporation plc[n]	113,160
2,317	Autodesk, Inc.[n]	341,062
3,148	Automatic Data Processing, Inc.	440,216
5,092	Benchmark Electronics, Inc.	129,439
4,113	Blackline, Inc.[n]	195,697
8,154	Booz Allen Hamilton Holding Corporation	400,606
654	CDK Global, Inc.	31,987
1,472	CDW Corporation	122,573
694	CEVA, Inc.[n]	19,737
9,545	Ciena Corporation[n]	363,569
36,627	Cisco Systems, Inc.	1,732,091
21,165	Clearwater Energy, Inc., Class Ai	311,125
781	Cognex Corporation	35,536
3,006	Cognizant Technology Solutions Corporation	209,458
562	Cohu, Inc.	9,857
4,301	CoreLogic, Inc.[n]	156,126
725	Coupa Software, Inc.[n]	63,046
146	CSG Systems International, Inc.	5,284
1,220	Descartes Systems Group, Inc.[n]	37,893
9,223	Dolby Laboratories, Inc.	596,082
408	DXC Technology Company	26,161
602	Endurance International Group Holdings, Inc.[n]	4,876
505	Envestnet, Inc.[n]	27,396
770	Euronet Worldwide, Inc.[n]	88,558
7,889	EVERTEC, Inc.	218,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Information Technology (2.7%) - continued
607	ExlService Holdings, Inc.[n]	$34,903
334	eXp World Holdings, Inc.[n]	3,654
5,624	Fiserv, Inc.[n]	466,398
878	Five9, Inc.[n]	44,892
1,898	FLIR Systems, Inc.	92,774
741	Fortinet, Inc.[n]	56,738
2,802	Global Payments, Inc.	314,609
4,302	Guidewire Software, Inc.[n]	372,897
60	International Business Machines Corporation	8,065
9,415	Keysight Technologies, Inc.[n]	696,898
896	Kulicke and Soffa Industries, Inc.	20,187
1,130	Lam Research Corporation	191,625
3,544	M/A-COM Technology Solutions Holdings, Inc.[n]	63,898
659	ManTech International Corporation	37,148
6,010	MasterCard, Inc.	1,268,891
1,659	Methode Electronics, Inc.	42,719
16,780	Microsoft Corporation	1,752,335
1,220	MicroStrategy, Inc.[n]	154,806
427	MKS Instruments, Inc.	34,856
1,538	MoneyGram International, Inc.[n]	3,276
3,634	Monolithic Power Systems, Inc.	459,919
1,601	Monotype Imaging Holdings, Inc.	26,577
5,867	National Instruments Corporation	259,439
1,746	New Relic, Inc.[n]	177,481
1,580	Nice, Ltd. ADR[n]	173,721
582	Novanta, Inc.[n]	40,554
17,116	Oracle Corporation	859,737
1,280	Palo Alto Networks, Inc.[n]	274,970
4,288	PayPal Holdings, Inc.[n]	380,603
1,083	Pegasystems, Inc.	60,962
3,105	Plexus Corporation[n]	174,253
241	Progress Software Corporation	8,731
1,814	Proofpoint, Inc.[n]	184,792
2,407	Q2 Holdings, Inc.[n]	143,048
5,775	Quantenna Communications, Inc.[n]	86,279
125	Red Hat, Inc.[n]	22,230
2,440	Rogers Corporation[n]	309,660
2,330	Rudolph Technologies, Inc.[n]	50,608
5,529	SailPoint Technologies Holdings, Inc.[n]	157,853
4,884	Salesforce.com, Inc.[n]	742,221
1,036	ScanSource, Inc.[n]	39,689
2,162	Sequans Communications SA ADR[n]	2,292
1,690	ServiceNow, Inc.[n]	371,834
338	Silicon Laboratories, Inc.[n]	25,857
876	Sykes Enterprises, Inc.[n]	24,151
8,192	Synopsys, Inc.[n]	764,723
1,500	Teradata Corporation[n]	66,570
1,656	Teradyne, Inc.	59,599
6,051	Texas Instruments, Inc.	609,215
119	Trimble, Inc.[n]	4,482
1,626	Tyler Technologies, Inc.[n]	307,623
128	Ultimate Software Group, Inc.[n]	34,953
1,195	Ultra Clean Holdings, Inc.[n]	14,173
413	Universal Display Corporation[i]	42,882
4,403	Verint Systems, Inc.[n]	212,973
432	VeriSign, Inc.[n]	73,125
5,626	Virtusa Corporation[n]	272,974
4,727	Visa, Inc.	638,192
5,703	Xilinx, Inc.	638,394
8,210	Zix Corporation[n]	58,455
2,147	Zuora, Inc.[n]	46,461

	Total	23,944,380

Shares	Common Stock (12.8%)	Value
Materials (0.4%)
2,500	Alcoa Corporation[n]	$74,200
738	Balchem Corporation	61,269
1,300	Ball Corporation	67,964
3,692	Celanese Corporation	353,546
2,800	CF Industries Holdings, Inc.	122,220
1,871	Chemours Company	66,888
2,127	Continental Building Products, Inc.[n]	56,025
2,273	Eastman Chemical Company	183,249
3,560	Ferroglobe Representation & Warranty Insurance Trust[c,n]	0
2,572	Innospec, Inc.	180,734
1,537	Kadant, Inc.	131,106
267	Kaiser Aluminum Corporation	26,799
512	Kraton Performance Polymers, Inc.[n]	14,438
1,170	Martin Marietta Materials, Inc.	206,716
4,604	Mercer International, Inc.	68,001
1,830	Minerals Technologies, Inc.	107,183
3,004	Myers Industries, Inc.	48,845
2,440	Nucor Corporation	149,426
385	Olympic Steel, Inc.	7,419
9,467	OMNOVA Solutions, Inc.[n]	84,351
3,350	Owens-Illinois, Inc.	67,234
1,011	Packaging Corporation of America	95,358
4,883	Reliance Steel & Aluminum Company	399,820
849	RPM International, Inc.	48,529
1,596	Ryerson Holding Corporation[n]	11,220
3,027	Schweitzer-Mauduit International, Inc.	97,046
2,448	Scotts Miracle-Gro Company	182,009
4,122	Steel Dynamics, Inc.	150,824
178	Stepan Company	15,652
777	Tronox, Ltd.	6,807
950	United States Lime & Minerals, Inc.	65,559
3,318	WestRock Company	135,076
1,139	Worthington Industries, Inc.	42,974

	Total	3,328,487

Real Estate (0.5%)
331	Acadia Realty Trust	9,510
77	Agree Realty Corporation	5,084
1,457	Alexander & Baldwin, Inc.[n]	33,569
450	Alexandria Real Estate Equities, Inc.	59,270
61	American Assets Trust, Inc.	2,619
832	American Campus Communities, Inc.	38,289
1,003	Apartment Investment & Management Company	49,669
1,041	Apple Hospitality REIT, Inc.	17,083
2,261	Ares Commercial Real Estate Corporation	32,558
2,870	Armada Hoffler Properties, Inc.	43,107
3,191	Ashford Hospitality Trust, Inc.	15,795
347	Bluerock Residential Growth REIT, Inc.	3,602
824	Brandywine Realty Trust	12,401
3,475	Brixmor Property Group, Inc.	59,527
1,433	Camden Property Trust	138,929
248	CareTrust REIT, Inc.	5,451
5,337	CBL & Associates Properties, Inc.	13,289
14,401	Cedar Realty Trust, Inc.	50,260
1,310	Chatham Lodging Trust	26,475
95	Chesapeake Lodging Trust	2,706
897	City Office REIT, Inc.	10,369
123	Columbia Property Trust, Inc.	2,715
847	CoreCivic, Inc.	16,830
754	Corepoint Lodging, Inc.	9,229
1,070	CoreSite Realty Corporation	105,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (12.8%)	Value
Real Estate (0.5%) - continued
1,690	Corporate Office Properties Trust	$41,726
10,024	Cousins Properties, Inc.	88,712
378	CubeSmart	11,699
582	CyrusOne, Inc.	31,544
575	DiamondRock Hospitality Company	5,842
500	Digital Realty Trust, Inc.	54,170
1,577	Douglas Emmett, Inc.	59,658
2,150	Duke Realty Corporation	62,866
172	EastGroup Properties, Inc.	17,795
1,745	Empire State Realty Trust, Inc.	26,978
678	EPR Properties	49,535
627	Equity Commonwealth	20,290
717	Equity Lifestyle Properties, Inc.	75,916
998	Farmland Partners, Inc.	5,599
378	First Industrial Realty Trust, Inc.	12,368
140	Four Corners Property Trust, Inc.	3,954
2,856	Franklin Street Properties Corporation	21,192
1,828	Gaming and Leisure Properties, Inc.	68,550
1,800	GEO Group, Inc.	40,590
507	Getty Realty Corporation	16,254
1,085	Gladstone Commercial Corporation	21,646
128	Global Net Lease, Inc.	2,482
1,194	Healthcare Realty Trust, Inc.	38,554
1,870	Healthcare Trust of America, Inc.	53,145
2,019	Highwoods Properties, Inc.	89,482
3,485	Hospitality Properties Trust	92,910
3,139	Host Hotels & Resorts, Inc.	56,690
72	Howard Hughes Corporation[n]	7,995
774	Hudson Pacific Properties, Inc.	25,132
433	Industrial Logistics Properties Trust	9,305
246	Investors Real Estate Trust	14,482
1,416	iSTAR Financial, Inc.	13,579
871	JBG SMITH Properties	33,664
663	Jones Lang LaSalle, Inc.	95,081
1,353	Kilroy Realty Corporation	95,332
914	Kite Realty Group Trust	15,200
918	Lamar Advertising Company	68,345
797	Lexington Realty Trust	7,659
789	Liberty Property Trust	37,194
254	Life Storage, Inc.	24,961
131	LTC Properties, Inc.	6,215
347	Mack-Cali Realty Corporation	7,148
2,237	Medical Properties Trust, Inc.	40,713
198	MGM Growth Properties LLC	6,138
1,344	Monmouth Real Estate Investment Corporation	18,467
201	National Health Investors, Inc.	16,735
1,003	National Storage Affiliates Trust	29,187
652	Office Properties Income Trust	20,884
1,281	Omega Healthcare Investors, Inc.	51,483
728	One Liberty Properties, Inc.	19,802
1,447	Outfront Media, Inc.	30,025
1,102	Paramount Group, Inc.	15,957
1,394	Pebblebrook Hotel Trust	44,678
2,007	Pennsylvania REIT	14,792
4,983	Physicians Realty Trust	90,242
444	Piedmont Office Realty Trust, Inc.	8,596
1,357	PotlatchDeltic Corporation	50,046
86	PS Business Parks, Inc.	12,486
1,025	QTS Realty Trust, Inc.	43,163
1,159	Rayonier, Inc. REIT	35,280
549	RE/MAX Holdings, Inc.	22,904
2,856	Realogy Holdings Corporation	50,694
579	Redfin Corporation[n]	10,358

Shares	Common Stock (12.8%)	Value
Real Estate (0.5%) - continued
272	Retail Opportunity Investments Corporation	$4,779
3,251	Retail Properties of America, Inc.	41,093
785	RLJ Lodging Trust	14,562
129	RMR Group, Inc.	8,515
1,142	RPT Realty	14,949
484	Ryman Hospitality Properties	38,889
3,208	Sabra Health Care REIT, Inc.	65,892
204	Saul Centers, Inc.	10,804
1,650	SBA Communications Corporation[n]	301,175
4,045	Senior Housing Property Trust	55,700
460	Seritage Growth Properties	18,497
594	SITE Centers Corporation	7,764
854	Spirit Realty Capital, Inc.	33,921
1,513	St. Joe Company[n]	23,542
427	STAG Industrial, Inc.	11,772
1,165	Store Capital Corporation	37,653
2,567	Summit Hotel Properties, Inc.	28,673
1,048	Sunstone Hotel Investors, Inc.	14,986
788	Tanger Factory Outlet Centers, Inc.	17,927
457	Taubman Centers, Inc.	22,759
2,815	Terreno Realty Corporation	113,557
810	UMH Properties, Inc.	11,364
91	Universal Health Realty Income Trust	6,345
1,751	Urban Edge Properties	35,755
3,409	Urstadt Biddle Properties, Inc.	73,021
2,370	VICI Properties, Inc.	51,026
3,263	Washington Prime Group, Inc.	18,534
200	Washington REIT	5,070
1,054	Weingarten Realty Investors	30,239
251	Weyerhaeuser Company	6,586
315	Xenia Hotels & Resorts, Inc.	5,913

	Total	4,059,372

Utilities (0.1%)
1,093	Artesian Resources Corporation	38,681
1,687	Clearwater Energy, Inc., Class C	25,457
860	Consolidated Water Company, Ltd.	11,223
825	Entergy Corporation	73,582
2,667	Exelon Corporation	127,376
2,329	MDU Resources Group, Inc.	59,879
590	Middlesex Water Company	33,158
548	National Fuel Gas Company	31,400
1,429	New Jersey Resources Corporation	69,306
1,005	NorthWestern Corporation	64,230
2,433	PNM Resources, Inc.	103,621
516	Portland General Electric Company	24,933
1,450	Public Service Enterprise Group, Inc.	79,097
931	Southwest Gas Holdings, Inc.	72,916
8,168	UGI Corporation	465,821
271	Unitil Corporation	14,217

	Total	1,294,897

	Total Common Stock (cost $94,150,109)	112,825,321

Shares	Collateral Held for Securities Loaned (0.4%)	Value
3,594,987	Thrivent Cash Management Trust	3,594,987

	Total Collateral Held for Securities Loaned (cost $3,594,987)	3,594,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.7%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.375%, 2/8/2019[o,p]	$199,907
300,000	2.390%, 2/27/2019[o,p]	299,482
300,000	2.400%, 3/7/2019[o,p]	299,320
200,000	2.395%, 3/14/2019[o,p]	199,453
3,460,000	2.385%, 3/21/2019[o,p]	3,448,928
500,000	2.380%, 4/3/2019[o,p]	497,967
900,000	2.380%, 4/8/2019[o,p]	896,040
	Thrivent Core Short-Term Reserve Fund
12,355,760	2.720%	123,557,599
	U.S. Treasury Bills
500,000	2.455%, 5/23/2019[o]	496,350

	Total Short-Term Investments (cost $129,895,032)	129,895,046

	Total Investments (cost $916,896,976) 111.3%	$982,614,016

	Other Assets and Liabilities, Net (11.3%)	(100,128,127)

	Total Net Assets 100.0%	$882,485,889

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $51,158,783 or 5.8% of total net assets.

g	All or a portion of the security is insured or guaranteed.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Defaulted security. Interest is not being accrued.
m	In bankruptcy. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of January 31, 2019:

Securities Lending Transactions

Taxable Debt Security	$2,413,335
Common Stock	1,090,250

Total lending	$3,503,585
Gross amount payable upon return of collateral for securities loaned	$3,594,987

Net amounts due to counterparty	$91,402

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,993,115	–	1,786,778	206,337
Capital Goods	1,778,036	–	1,778,036	–
Communications Services	4,833,632	–	4,253,933	579,699
Consumer Cyclical	3,101,227	–	2,928,849	172,378
Consumer Non-Cyclical	4,933,970	–	4,933,970	–
Energy	1,801,692	–	1,696,620	105,072
Financials	3,225,686	–	3,225,686	–
Technology	1,314,450	–	1,314,450	–
Utilities	1,165,783	–	1,165,783	–
Long-Term Fixed Income
Asset-Backed Securities	16,219,983	–	15,619,983	600,000
Basic Materials	5,945,462	–	5,945,462	–
Capital Goods	7,026,331	–	7,026,331	–
Collateralized Mortgage Obligations	15,683,143	–	15,183,893	499,250
Commercial Mortgage-Backed Securities	13,595,427	–	13,595,427	–
Communications Services	14,629,921	–	14,629,921	–
Consumer Cyclical	11,449,895	–	11,449,895	–
Consumer Non-Cyclical	19,588,583	–	19,588,583	–
Energy	15,283,275	–	15,283,275	–
Financials	43,950,542	–	43,950,542	–
Foreign Government	238,069	–	238,069	–
Mortgage-Backed Securities	97,880,441	–	97,880,441	–
Technology	9,573,827	–	9,573,827	–
Transportation	1,322,385	–	1,322,385	–
U.S. Government & Agencies	90,491,290	–	90,491,290	–
Utilities	10,898,799	–	10,898,799	–
Registered Investment Companies
Affiliated	281,921,464	281,921,464	–	–
Unaffiliated	8,363,164	8,363,164	–	–
Common Stock
Communications Services	5,677,072	5,677,072	–	–
Consumer Discretionary	10,789,554	10,789,554	–	–
Consumer Staples	4,554,434	4,554,434	–	–
Energy	4,277,660	4,277,660	–	–
Financials	19,903,336	19,903,336	–	–
Health Care	17,661,371	17,661,371	–	–
Industrials	17,334,758	17,334,758	–	–
Information Technology	23,944,380	23,944,380	–	–
Materials^	3,328,487	3,328,487	–	0
Real Estate	4,059,372	4,059,372	–	–
Utilities	1,294,897	1,294,897	–	–
Short-Term Investments	6,337,447	–	6,337,447	–
Subtotal Investments in Securities	$807,372,360	$403,109,949	$402,099,675	$2,162,736

Other Investments *	Total
Affiliated Registered Investment Companies	48,089,070
Affiliated Short-Term Investments	123,557,599
Collateral Held for Securities Loaned	3,594,987
Subtotal Other Investments	$175,241,656
Total Investments at Value	$982,614,016

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,273,917	5,273,917	–	–
Total Asset Derivatives	$5,273,917	$5,273,917	$–	$–
Liability Derivatives
Futures Contracts	2,170,070	2,170,070	–	–
Total Liability Derivatives	$2,170,070	$2,170,070	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $5,841,097 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	10	March 2019	$2,120,812	$2,470
CBOT 5-Yr. U.S. Treasury Note	96	March 2019	10,988,548	37,953
CBOT U.S. Long Bond	242	March 2019	33,680,381	1,817,994
CME E-mini S&P 500 Index	347	March 2019	45,010,840	1,912,235
ICE mini MSCI EAFE Index	174	March 2019	15,112,253	792,217
ICE US mini MSCI Emerging Markets Index	161	March 2019	7,858,982	711,048
Total Futures Long Contracts			$114,771,816	$5,273,917
CBOT 10-Yr. U.S. Treasury Note	(24)	March 2019	($2,922,298)	($16,952)
CME E-mini NASDAQ 100 Index	(143)	March 2019	(18,949,757)	(826,428)
CME E-mini Russell 2000 Index	(117)	March 2019	(8,324,370)	(451,800)
CME E-mini S&P Mid-Cap 400 Index	(75)	March 2019	(13,055,389)	(715,362)
CME Ultra Long Term U.S. Treasury Bond	(18)	March 2019	(2,740,722)	(159,528)
Total Futures Short Contracts			($45,992,536)	($2,170,070)
Total Futures Contracts			$68,779,280	$3,103,847

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

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Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$21,911	$434	$ –	2,471	$23,255	2.6%
Core International Equity	8,364	270	–	933	8,519	1.0
Core Low Volatility Equity	15,880	610	–	1,567	16,315	1.8
High Yield, Class S	22,032	323	–	4,819	22,314	2.5
Income, Class S	66,349	655	–	7,701	68,464	7.8
Large Cap Growth, Class S	31,177	2,854	–	2,760	31,520	3.6
Large Cap Stock, Class S	1,276	111	–	52	1,281	0.1
Large Cap Value, Class S	63,037	4,229	–	2,961	61,402	7.0
Limited Maturity Bond, Class S	38,262	257	–	3,132	38,613	4.4
Mid Cap Stock, Class S	17,017	1,629	–	673	17,173	1.9
Partner Worldwide Allocation, Class S	35,803	1,981	–	3,844	36,711	4.2
Small Cap Stock, Class S	4,511	524	–	195	4,444	0.5
Total Affiliated Registered Investment Companies	325,619				330,011	37.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	117,632	40,621	34,695	12,356	123,558	14.0
Total Affiliated Short-Term Investments	117,632				123,558	14.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,038	19,821	20,264	3,595	3,595	0.4
Total Collateral Held for Securities Loaned	4,038				3,595	0.4
Total Value	$447,289				$457,164

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$911	$ –	$266
Core International Equity	–	(115)	–	270
Core Low Volatility Equity Fund*	–	(175)	346	264
High Yield, Class S	–	(41)	–	323
Income, Class S	–	1,460	–	655
Large Cap Growth, Class S	–	(2,511)	2,854	–
Large Cap Stock, Class S	–	(106)	91	20
Large Cap Value, Class S	–	(5,865)	3,221	1,009
Limited Maturity Bond, Class S	–	94	–	257
Mid Cap Stock, Class S	–	(1,474)	1,556	73
Partner Worldwide Allocation, Class S	–	(1,073)	1,151	830
Small Cap Stock, Class S	–	(592)	524	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	763
Total Income from Affiliated Investments				$4,730
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	4
Total Affiliated Income from Securities Loaned, Net				$4
Total	$–	$(9,487)	$9,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MONEY MARKET FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (90.4%)[a]	Value
	Federal Agricultural Mortgage Corporation
$4,550,000	2.420% , 3/1/2019	$4,541,436
3,980,000	2.450% (LIBOR 1M + -0.070%), 3/1/2019[b]	3,980,000
5,000,000	2.440% , 4/12/2019	4,976,278
3,640,000	2.460% (LIBOR 1M + -0.050%), 6/25/2019[b]	3,640,000
4,470,000	2.520% (FEDL 1M + 0.120%), 2/26/2020[b]	4,470,000
	Federal Farm Credit Bank
4,380,000	2.469% (USBMMY 3M + 0.080%), 3/25/2019[b]	4,379,969
1,300,000	2.460% , 4/15/2019	1,293,515
4,300,000	2.410% (FEDL 1M + 0.010%), 4/24/2019[b]	4,299,903
2,145,000	2.489% (USBMMY 3M + 0.100%), 7/3/2019[b]	2,144,955
10,525,000	2.424% (LIBOR 1M + -0.090%), 7/12/2019[b]	10,524,062
5,180,000	2.400% (FEDL 1M FLAT), 8/8/2019[b]	5,178,365
4,580,000	2.419% (LIBOR 1M + -0.095%), 9/13/2019[b]	4,579,859
1,000,000	2.443% (LIBOR 1M + -0.060%), 11/19/2019[b]	999,880
4,060,000	2.520% (FEDL 1M + 0.120%), 2/18/2020[b]	4,059,789
4,430,000	2.540% (FEDL 1M + 0.140%), 3/23/2020[b]	4,430,959
2,800,000	2.443% (LIBOR 1M + -0.060%), 7/20/2020[b]	2,797,601
4,820,000	2.510% (FEDL 1M + 0.110%), 8/13/2020[b]	4,819,633
5,790,000	2.513% (LIBOR 1M + 0.010%), 8/19/2020[b]	5,787,377
4,575,000	2.499% (USBMMY 3M + 0.110%), 12/28/2020[b]	4,574,143
	Federal Home Loan Bank
13,045,000	2.382% , 2/1/2019	13,045,000
1,400,000	2.376% , 2/6/2019	1,399,538
8,075,000	2.323% , 2/7/2019	8,071,873
10,297,000	2.386% , 2/8/2019	10,292,218
6,575,000	2.405% , 2/11/2019	6,570,608
1,100,000	2.390% , 2/12/2019	1,099,197
12,145,000	2.360% , 2/14/2019	12,134,650
3,295,000	2.369% , 2/15/2019	3,291,964
21,785,000	2.365% , 2/20/2019	21,757,804
1,885,000	2.389% , 2/22/2019	1,882,373
4,640,000	2.390% , 2/25/2019	4,632,607
7,600,000	2.350% , 2/26/2019	7,587,597
700,000	2.390% , 2/27/2019	698,792
4,565,000	2.370% , 2/28/2019	4,556,886
4,640,000	2.350% , 3/5/2019	4,630,307
5,900,000	2.410% , 3/6/2019	5,886,966
10,300,000	2.415% , 3/11/2019	10,273,743
3,950,000	2.400% , 3/13/2019	3,939,467
1,700,000	2.429% (LIBOR 1M + -0.085%), 3/13/2019[b]	1,699,975
5,250,000	2.405% , 3/15/2019	5,235,269
5,390,000	2.410% , 3/22/2019	5,372,319
5,420,000	2.415% , 3/27/2019	5,400,366
7,920,000	2.413% , 4/10/2019	7,883,895
750,000	2.418% (LIBOR 1M + -0.095%), 4/18/2019[b]	749,962
11,024,000	2.397% , 4/22/2019	10,965,269

Principal Amount	U.S. Government Agency Debt (90.4%)[a]	Value
$10,310,000	2.435% , 4/24/2019	$10,252,821
5,380,000	2.450% , 4/25/2019	5,349,610
4,870,000	2.435% , 4/26/2019	4,842,325
5,190,000	2.460% , 4/29/2019	5,159,145
1,820,000	2.480% , 5/1/2019	1,808,841
5,720,000	2.400% , 5/3/2019	5,685,299
725,000	2.490% , 5/24/2019	719,384
11,420,000	2.481% (LIBOR 3M + -0.270%), 7/30/2019[b]	11,419,904
7,250,000	2.424% (LIBOR 1M + -0.090%), 8/12/2019[b]	7,248,915
4,580,000	2.426% (LIBOR 1M + -0.085%), 9/9/2019[b]	4,580,000
9,160,000	2.530% , 9/20/2019[c]	9,160,000
3,640,000	2.412% (LIBOR 1M + -0.090%), 12/27/2019[b]	3,637,517
3,800,000	2.500% (SOFRRATE + 0.110%), 6/10/2020[b]	3,800,000
4,640,000	2.502% (LIBOR 1M FLAT), 10/26/2020[b]	4,640,000
	Federal Home Loan Mortgage Corporation
4,185,000	2.413% (LIBOR 1M + -0.100%), 3/18/2019[b]	4,184,947
5,420,000	2.390% (SOFRRATE FLAT), 4/10/2019[b]	5,420,000
1,986,000	2.490% , 5/20/2019	1,971,165
4,740,000	2.408% (LIBOR 1M + -0.095%), 6/19/2019[b]	4,740,000
5,600,000	2.400% (SOFRRATE + 0.010%), 7/9/2019[b]	5,600,000
5,180,000	2.530% , 9/20/2019[c]	5,179,596
	Federal National Mortgage Association
3,750,000	2.490% (SOFRRATE + 0.100%), 4/30/2020[b]	3,750,000
	Overseas Private Investment Corporation
2,200,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	2,200,000
4,804,200	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,804,200
4,500,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,500,000
4,115,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,115,000
6,205,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	6,205,000
4,789,474	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,789,474
1,929,835	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	1,929,835
3,557,167	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	3,557,167
1,867,620	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	1,867,620
4,089,474	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,089,474
6,300,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	6,300,000
3,229,338	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	3,229,338
3,570,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	3,570,000
8,720,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	8,720,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MONEY MARKET FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (90.4%)[a]	Value
$4,100,000	2.410% (T-BILL 3M + 0.070%), 2/7/2019[b]	$4,100,000
6,858,600	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	6,858,600
6,000,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	6,000,000
3,620,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	3,620,000
7,400,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	7,400,000
4,700,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,700,000
7,383,486	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	7,383,486
1,000,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	1,000,000
5,130,000	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	5,130,000
4,394,400	2.410% (T-BILL 3M FLAT), 2/7/2019[b]	4,394,400
5,935,760	2.420% (T-BILL 3M FLAT), 2/7/2019[b]	5,935,760
1,153,851	2.420% (T-BILL 3M FLAT), 2/7/2019[b]	1,153,851
7,401,440	2.420% (T-BILL 3M FLAT), 2/7/2019[b]	7,401,440
3,901,887	2.420% (T-BILL 3M FLAT), 2/7/2019[b]	3,901,887
3,650,090	2.420% (T-BILL 3M FLAT), 2/7/2019[b]	3,650,090
3,567,407	2.270% , 2/19/2019	3,644,517
3,630,000	2.260% , 3/17/2019	3,701,900
4,140,000	2.570% , 5/17/2019	4,215,714
2,965,000	2.660% , 7/7/2019	3,009,511
3,350,000	2.980% , 11/13/2019	3,371,537
3,800,000	3.010% , 11/13/2019	3,824,674
5,310,000	3.010% , 11/20/2019	5,341,447
	U.S. Department of Housing and Urban Development
1,880,000	1.880% , 8/1/2019	1,874,253

	Total	511,176,013

Principal Amount	U.S. Treasury Debt (10.5%)[a]	Value
	U.S. Treasury Bills
5,790,000	2.390% , 2/12/2019	5,785,772
7,600,000	2.359% , 2/26/2019	7,587,552
9,170,000	2.340% , 3/21/2019	9,141,393
3,740,000	2.356% , 3/28/2019	3,726,538
4,610,000	2.351% , 4/4/2019	4,591,334
4,475,000	2.380% , 4/11/2019	4,454,587
5,320,000	2.445% , 4/25/2019	5,290,007
	U.S. Treasury Notes
4,640,000	2.750% , 2/15/2019	4,640,637
3,690,000	2.438% (USBMMY 3M + 0.033%), 4/30/2020[b]	3,689,664
5,670,000	2.448% (USBMMY 3M + 0.043%), 7/31/2020[b]	5,668,116

Principal Amount	U.S. Treasury Debt (10.5%)[a]	Value
$5,330,000	2.450% (USBMMY 3M + 0.045%), 10/31/2020[b]	$5,325,826

	Total	59,901,426

	Total Investments (at amortized cost) 100.9%	$571,077,439

	Other Assets and Liabilities, Net (0.9)%	(5,163,842)

	Total Net Assets 100.0%	$565,913,597

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MONEY MARKET FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	511,176,013	–	511,176,013	–
U.S. Treasury Debt	59,901,426	–	59,901,426	–
Total Investments at Amortized Cost	$571,077,439	$–	$571,077,439	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Alabama (0.3%)
	Auburn University, AL General Fee Rev. Refg.
$1,000,000	5.000%, 6/1/2032, Ser. A	$1,148,870
1,250,000	5.000%, 6/1/2033, Ser. A	1,433,725
	UAB Medicine Finance Auth. Rev.
2,000,000	5.000%, 9/1/2041, Ser. B2	2,216,800

	Total	4,799,395

Arizona (1.3%)
	Arizona Board of Regents State University System Rev. Green Bonds
1,000,000	5.000%, 7/1/2042, Ser. B	1,125,580
	Arizona Board of Regents State University System Rev. Refg.
750,000	5.000%, 7/1/2042, Ser. B	855,337
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Aa	1,615,185
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,724,147
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,101,900
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,328,326
750,000	5.000%, 6/1/2037, Ser. A	840,097
320,000	5.000%, 6/1/2038, Ser. A	356,890
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. Aa	3,211,807
2,000,000	5.000%, 7/1/2047, Ser. A, AMT	2,215,300
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,547,614
	Student & Academic Services, LLC Northern AZ Capital Fac. Lease Rev. (BAM Insured)
750,000	5.000%, 6/1/2039[b]	827,558
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	552,170

	Total	18,301,911

Arkansas (0.4%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
560,000	4.000%, 11/1/2027, Ser. 2011[a]	593,113
	University of Arkansas Rev. Refg.
900,000	5.000%, 11/1/2037, Ser. A	1,026,153
1,300,000	5.000%, 11/1/2046, Ser. A	1,460,225
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	745,608
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,262,574

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Arkansas (0.4%) - continued
$825,000	5.000%, 11/1/2041, Ser. A	$916,344

	Total	6,004,017

California (11.3%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ab	4,563,277
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,902,300
	California Department of Water Resources Rev. Refg. (Central Valley)
1,500,000	5.000%, 12/1/2031, Ser. AX	1,813,770
1,000,000	5.000%, 12/1/2032, Ser. AX	1,202,990
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,847,160
8,300,000	5.000%, 5/1/2045, Ser. U-6	10,712,312
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055, Ser. B	1,913,958
6,225,000	5.000%, 11/15/2056, Ser. A	6,811,955
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,b	6,011,200
	California Kindergarten - University Public Education Fac. G.O.
3,240,000	1.250%, 5/1/2034, Ser. A4[c]	3,240,000
	California Municipal Finance Auth. Refg. Rev. (Biola University)
2,000,000	5.000%, 10/1/2042	2,131,380
	California Municipal Finance Auth. Refg. Rev. (California Lutheran University)
275,000	5.000%, 10/1/2025	318,739
300,000	5.000%, 10/1/2026	350,775
	California Municipal Finance Auth. Rev. (LINXS APM)
3,775,000	5.000%, 12/31/2043, Ser. A, AMT	4,117,845
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	3,586,782
10,000	5.250%, 4/1/2029	10,029
3,230,000	6.000%, 4/1/2038	3,251,027
5,000,000	6.000%, 11/1/2039	5,148,950
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,030,582
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Ca	5,432,850
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ab	468,455
	Los Angeles Unified School District G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,069,440
5,000,000	5.000%, 1/1/2034, Ser. I	5,063,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
California (11.3%) - continued
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
$8,000,000	5.000%, 5/15/2040, Ser. A	$8,305,840
	Los Angeles, CA Department of Water & Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,808,640
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
1,645,000	7.600%, 5/1/2023, Ser. Aa,b	1,852,764
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
585,000	7.500%, 5/1/2023, Ser. Aa,b	657,540
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030[a]	5,251,650
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Aa,d	11,854,900
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,543,800
6,485,000	6.000%, 5/1/2039, Ser. E	6,555,557
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,562,584
5,700,000	5.000%, 5/1/2047, Ser. B	6,407,085
	San Jose, CA Redevelopment Agency Successor Agency Tax Allocation Refg.
6,000,000	5.000%, 8/1/2035, Ser. A	6,986,520
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,343,500
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,180,560

	Total	166,310,366

Colorado (4.4%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	504,485
200,000	5.000%, 6/1/2021	212,104
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,003,020
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,013,140
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
600,000	5.000%, 4/1/2038	671,472
475,000	5.000%, 4/1/2048	521,027

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Colorado (4.4%) - continued
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
$4,000,000	5.000%, 9/1/2046	$4,343,440
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,276,521
500,000	5.625%, 6/1/2043	542,485
	Colorado High Performance Transportation Enterprise Rev.
6,300,000	5.000%, 12/31/2047	6,707,106
	Colorado School of Mines Institutional Enterprise Rev.
1,740,000	5.000%, 12/1/2047, Ser. A	1,939,404
	Colorado State Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
500,000	5.000%, 5/15/2030, Ser. A	571,245
385,000	5.000%, 5/15/2031, Ser. A	436,540
300,000	5.000%, 5/15/2032, Ser. A	339,228
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,226,500
	Denver, CO Health and Hospital Auth. Healthcare Rev. Refg.
1,500,000	5.000%, 12/1/2034, Ser. Ae	1,664,685
	Eagle County, CO Air Terminal Corporation Rev. (Airport Terminal)
1,000,000	5.000%, 5/1/2041, Ser. B, AMT	1,079,030
	Larimer Weld & Boulder County, CO G.O. (Thompson School District)
1,500,000	5.000%, 12/15/2034	1,786,935
3,000,000	5.000%, 12/15/2035	3,559,620
	Park Creek, CO Metropolitan District Rev.
3,000,000	5.000%, 12/1/2041, Ser. A	3,269,040
2,250,000	5.000%, 12/1/2046, Ser. A	2,426,288
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,341,793
1,000,000	5.000%, 12/1/2024	1,137,730
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021[e]	1,052,910
500,000	5.000%, 12/1/2022[e]	531,765
	University of Colorado University Enterprise Rev.
9,790,000	5.000%, 6/1/2033[a]	10,527,872
3,250,000	5.000%, 6/1/2033, Ser. Aa	3,766,815
3,000,000	5.000%, 6/1/2034, Ser. Aa	3,477,060

	Total	63,929,260

Connecticut (0.1%)
	Connecticut State Health & Educational Fac. Auth. Rev. Refg. (Sacred Heart University)
600,000	5.000%, 7/1/2042, Ser. I-1	658,632

	Total	658,632

Delaware (0.1%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
870,000	5.000%, 7/1/2040, Ser. A	924,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Delaware (0.1%) - continued
$500,000	5.000%, 7/1/2048, Ser. A	$527,170

	Total	1,451,745

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Rev. Refg.
5,225,000	5.000%, 12/1/2028, Ser. C	5,362,470
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,517,860

	Total	11,880,330

Florida (5.8%)
	Broward County, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[b]	1,224,785
605,000	5.000%, 4/1/2022, Ser. A, AMT[b]	655,626
700,000	5.000%, 4/1/2025, Ser. A, AMT[b]	769,559
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,167,790
1,500,000	5.000%, 10/1/2031, Ser. B	1,747,650
	CityPlace Community Development District Special Assessment and Rev.
2,000,000	5.000%, 5/1/2026	2,241,000
	Florida State Higher Educational Fac. Financial Auth. Educational Rev. (Ringling College)
7,225,000	5.000%, 3/1/2042	7,698,599
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,155,750
840,000	5.000%, 10/1/2031, Ser. B	968,604
350,000	1.600%, 10/1/2035, Ser. Cc	350,000
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. Ca	1,533,030
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,128,757
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	783,947
	Jacksonville, FL Port Auth. Rev. Refg.
2,545,000	5.000%, 11/1/2038, Ser. A, AMT	2,728,418
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	7,687,125
8,000,000	5.500%, 10/1/2041, Ser. Aa	8,199,600
	Miami-Dade County, FL Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,568,805
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,547,700

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Florida (5.8%) - continued
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
$2,000,000	5.625%, 6/1/2034[a,b]	$2,025,800
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,117,414
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Aa	3,763,548
4,095,000	5.000%, 7/1/2035, Ser. Ca	4,281,036
	Palm Beach County Health Fac. Auth. Rev. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2045, Ser. A	2,148,720
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,100,980
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,508,920
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Aa	6,875,571
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,465,100

	Total	85,443,834

Georgia (0.5%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,065,050
500,000	5.000%, 1/1/2034, Ser. C, AMT	532,235
500,000	5.000%, 1/1/2037, Ser. C, AMT	531,515
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,601,173
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,859,025
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
290,000	6.100%, 10/1/2019[a,b]	298,271
	Municipal Electric Auth. of Georgia Rev. Refg.
610,000	5.000%, 1/1/2035, Ser. A	658,440

	Total	7,545,709

Guam (<0.1%)
	Guam Port Auth. Rev.
250,000	5.000%, 7/1/2048, Ser. A	272,092

	Total	272,092

Hawaii (1.6%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,166,099
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,092,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Hawaii (1.6%) - continued
$5,395,000	5.250%, 11/15/2037	$5,871,864
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,753,264
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,275,340
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	398,423
	Honolulu, HI City & County Wastewater System Rev. Refg.
4,505,000	5.000%, 7/1/2036, Ser. B	5,128,267

	Total	23,685,837

Illinois (7.3%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,614,087
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,224,760
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,237,645
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. D, AMT	1,077,020
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,077,020
	Chicago, IL O’Hare International Airport Rev. Refg.
5,000,000	4.375%, 1/1/2053, Ser. A, AMT	5,045,900
1,200,000	5.000%, 1/1/2029	1,352,556
5,000,000	5.000%, 1/1/2048, Ser. B	5,556,850
	Illinois Finance Auth. Multifamily Housing Rev. (Better Housing Foundation Blue Station)
1,750,000	5.000%, 12/1/2043, Ser. A-1	1,706,145
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Aa	4,433,804
1,000,000	5.000%, 10/1/2041	1,106,330
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,141,940
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
20,000	5.000%, 3/1/2034[a]	21,906
3,510,000	5.000%, 3/1/2034	3,779,989
	Illinois Finance Auth. Rev. Refg. (Northwestern Memorial Healthcare)
4,000,000	5.000%, 7/15/2042, Ser. A	4,437,960
	Illinois Finance Auth. Rev. Refg. (Rosalind Franklin University)
1,750,000	5.000%, 8/1/2042, Ser. A	1,871,047
2,100,000	5.000%, 8/1/2047, Ser. A	2,235,933
	Illinois Finance Auth. Student Housing and Academic Fac. Rev. (University of IL at Chicago)
1,000,000	5.000%, 2/15/2047, Ser. A	1,061,270

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Illinois (7.3%) - continued
	Illinois G.O.
$7,000,000	5.000%, 11/1/2023, Ser. D	$7,470,470
7,000,000	5.000%, 6/1/2024	7,491,680
5,000,000	5.000%, 3/1/2027	5,175,400
1,500,000	5.500%, 7/1/2033	1,582,605
1,750,000	5.500%, 7/1/2038	1,826,300
	Illinois G.O. Refg.
1,500,000	5.000%, 10/1/2021, Ser. B	1,576,440
	Illinois State Toll Highway Auth. Senior Rev.
5,000,000	5.000%, 1/1/2031, Ser. A	5,925,750
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ab	16,915,764
3,100,000	Zero Coupon, 6/15/2024, Ser. Ab	2,576,286
2,000,000	Zero Coupon, 12/15/2024, Ser. Ab	1,630,860
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion)
2,000,000	Zero Coupon, 12/15/2047, Ser. Bd	1,112,400
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
920,000	5.500%, 6/15/2020[b]	926,863
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
1,110,000	6.700%, 11/1/2021, Ser. Ab	1,202,885

	Total	107,395,865

Indiana (1.8%)
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,505,655
	Indiana Finance Auth. Wastewater Utility Rev. (CWA Auth., Inc.)
6,000,000	5.000%, 10/1/2041, Ser. A	6,640,320
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. Aa	2,007,933
4,155,000	5.000%, 1/1/2042, Ser. Aa	4,479,173
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,863,025
6,965,000	5.000%, 4/1/2042, Ser. A	6,805,710
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,751,985

	Total	26,053,801

Iowa (1.9%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	5,011,349
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,293,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Iowa (1.9%) - continued
	Iowa Finance Auth. Rev. (Lifespace Communities, Inc.)
$4,000,000	5.000%, 5/15/2041, Ser. A	$4,140,320
1,500,000	5.000%, 5/15/2043, Ser. A	1,550,745
	Iowa Finance Auth. Rev. (Northcrest Inc.)
1,500,000	5.000%, 3/1/2048, Ser. A	1,507,860
	Iowa Finance Auth. Rev. Refg.
8,100,000	5.000%, 8/1/2036	9,438,444
3,000,000	5.000%, 8/1/2042	3,429,900
	Iowa Finance Auth. Senior Housing Rev. (PHS Council Bluffs, Inc.)
1,355,000	5.125%, 8/1/2048	1,347,846

	Total	27,720,188

Kansas (0.8%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,662,659
	Lenexa, KS Health Care Fac. Rev. Refg. (Lakeview Village, Inc.)
2,750,000	5.000%, 5/15/2039, Ser. A	2,819,603
	University of Kansas Hospital Auth. Refg. Rev.
4,635,000	5.000%, 3/1/2047, Ser. A	5,086,078

	Total	11,568,340

Kentucky (1.3%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. Aa	6,232,859
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. Aa	5,535,300
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,b	2,514,350
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ab	827,617
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,787,340

	Total	18,897,466

Louisiana (2.9%)
	Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,472,500
	East Baton Rouge, LA Pollution Control Rev. Refg. (ExxonMobil)
2,030,000	1.600%, 3/1/2022[c]	2,030,000
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	416,209
1,520,000	5.000%, 11/1/2031	1,674,310
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,368,489
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. Ba	5,200,500

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Louisiana (2.9%) - continued
$7,000,000	5.000%, 5/1/2045, Ser. Ba	$7,280,700
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[b]	1,531,746
800,000	5.000%, 9/1/2031[b]	902,576
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,716,575
750,000	5.000%, 1/1/2048, Ser. B, AMT	815,760
	New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	875,145
850,000	5.000%, 12/1/2027	985,439
350,000	5.000%, 12/1/2029	401,030
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,477,599
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,618,230
525,000	5.000%, 4/1/2033, Ser. B, AMT	562,133
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev. (AGM Insured)
1,500,000	5.000%, 4/1/2043, Ser. B, AMT[b]	1,676,175
	St. Tammany Parish LA Utilities Rev.
2,000,000	5.500%, 8/1/2035, Ser. Ba	2,109,340

	Total	43,114,456

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,117,310

	Total	1,117,310

Massachusetts (3.6%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bb	6,094,600
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046, Ser. N	7,180,745
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	823,432
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,250,680
	Massachusetts Health & Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	20,053,122
	Massachusetts Health & Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,831,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Massachusetts (3.6%) - continued
	Massachusetts Port Auth. Rev.
$8,300,000	5.000%, 7/1/2042, Ser. A, AMT	$8,900,588

	Total	53,135,139

Michigan (2.5%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
870,000	5.700%, 4/1/2020	890,410
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,025,140
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	742,859
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,114,310
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	11,143,700
	Kalamazoo Hospital Finance Auth. Rev. (Bronson Methodist Hospital) (AGM Insured)
2,210,000	5.250%, 5/15/2036[a,b]	2,305,450
1,790,000	5.250%, 5/15/2036[b]	1,850,431
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	2,983,319
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044, Ser. A	6,502,260
	Michigan Strategic Rev.
2,775,000	5.000%, 12/31/2043, AMT	3,026,165
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
2,280,000	5.000%, 5/1/2019[b]	2,298,217

	Total	36,882,261

Minnesota (3.2%)
	Apple Valley, MN Senior Housing Rev. Refg. (PHS Apple Valley Senior Housing, Inc. - Orchard Path)
500,000	5.000%, 9/1/2043	521,590
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	277,052
500,000	5.000%, 2/1/2034	546,765
750,000	5.000%, 2/1/2039	807,518
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	340,194
	Minneapolis, MN Student Housing Rev. (Riverton Community Housing)
500,000	5.000%, 8/1/2053[e]	508,115
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,607,725
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,605,145
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,846,458

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Minnesota (3.2%) - continued
	Minnesota Higher Education Fac. Auth. Rev. Refg. (Gustavus Adolphus College)
$4,250,000	5.000%, 10/1/2047	$4,652,645
	Minnesota Higher Education Fac. Auth. Rev. Refg. (St. Catherine University)
1,015,000	5.000%, 10/1/2045, Ser. A	1,100,686
	Minnesota Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	227,580
150,000	5.000%, 10/1/2030	170,091
200,000	5.000%, 10/1/2032	225,436
175,000	5.000%, 10/1/2033	197,059
1,500,000	5.000%, 10/1/2047	1,676,640
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	4,220,880
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,051,240
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	129,904
1,915,000	5.125%, 5/1/2030, Ser. Aa	1,993,515
1,000,000	5.000%, 5/1/2046, Ser. A	1,090,490
	St. Paul, MN Housing & Redevelopment Auth. Health Care Fac. Rev. Refg. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,633,372
	St. Paul, MN Housing & Redevelopment Auth. Health Care Rev. Refg. (Fairview Health Services)
6,945,000	5.000%, 11/15/2047, Ser. A	7,627,138
	St. Paul, MN Housing & Redevelopment Auth. Rev. Refg. (Rossy & Richard Shaller Family Sholom East Campus)
1,000,000	5.000%, 10/1/2043	1,015,280
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,775,517
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,118,710
1,000,000	5.000%, 1/1/2034, Ser. A	1,115,760
300,000	5.000%, 1/1/2035, Ser. A	333,996
1,000,000	5.000%, 1/1/2040, Ser. A	1,103,590
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	513,900

	Total	47,033,991

Mississippi (0.4%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,856,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Mississippi (0.4%) - continued
	Mississippi Development Bank G.O. (Desoto County Highway Construction)
$3,180,000	5.000%, 1/1/2030	$3,476,662

	Total	5,332,940

Missouri (0.4%)
	Missouri State Health and Educational Fac. Auth. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	810,632
925,000	5.000%, 2/15/2022	995,726
1,680,000	5.000%, 2/15/2034	1,757,263
	St. Louis, MO Airport Rev. (AGM Insured)
1,000,000	5.000%, 7/1/2047, Ser. Cb	1,123,910
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,080,150

	Total	5,767,681

Nebraska (1.8%)
	Douglas County, NE Hospital Auth. No. 2 Health Fac. Rev. (Children’s Hospital Obligated Group)
2,105,000	5.000%, 11/15/2047	2,309,543
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,738,450
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,428,164
	Omaha, NE Public Power District Electric Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,096,378
	Omaha, NE Public Power District Electric Rev. Refg.
2,260,000	5.000%, 2/1/2042, Ser. A	2,569,891
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,537,087
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,080,320
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,333,376
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. Ba	1,750,543

	Total	25,843,752

Nevada (0.4%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
1,500,000	5.000%, 9/1/2042, Ser. A	1,586,715
3,250,000	5.000%, 9/1/2047, Ser. A	3,428,295
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
500,000	5.000%, 12/15/2048, Ser. Ae	500,545

	Total	5,515,555

Principal Amount	Long-Term Fixed Income (99.5%)	Value
New Jersey (1.5%)
	New Jersey Economic Development Auth. Rev.
$4,350,000	5.000%, 6/15/2042, Ser. D	$4,549,361
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. Aa	1,022,160
	New Jersey Transportation Trust Fund Auth. Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,579,155
1,000,000	5.250%, 6/15/2033, Ser. AA	1,086,540
1,645,000	5.250%, 6/15/2034, Ser. AA	1,779,594
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[b]	3,753,163
	Tobacco Settlement Financing Corporation Rev. Refg.
8,275,000	5.250%, 6/1/2046, Ser. A	8,749,323

	Total	22,519,296

New York (7.8%)
	Buffalo & Erie County, NY Industrial Land Development Corporation Rev.
1,500,000	5.000%, 8/1/2047, Ser. A	1,545,285
	Hudson, NY Yards Infrastructure Corporation Rev. Refg.
2,000,000	5.000%, 2/15/2042, Ser. A	2,247,120
	Metropolitan Transportation Auth. NY Rev. Refg.
2,190,000	5.000%, 11/15/2035	2,544,167
	Monroe County Industrial Development Corporation Rev. Refg. (University of Rochester)
1,000,000	5.000%, 7/1/2030, Ser. D	1,192,690
800,000	5.000%, 7/1/2031, Ser. D	944,816
1,550,000	5.000%, 7/1/2031, Ser. C	1,830,581
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,000,000	5.000%, 6/15/2037, Ser. DD-1	9,311,680
3,250,000	5.375%, 6/15/2043, Ser. EE	3,452,085
	New York City Transitional Finance Auth. Future Tax Secured Rev.
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,173,450
19,000,000	5.000%, 2/1/2043, Ser. A	21,337,760
	New York City Water & Sewer System Rev.
100,000	1.600%, 6/15/2025, Ser. Bc	100,000
	New York State Dormitory Auth. State Personal Income Tax Rev.
235,000	5.000%, 2/15/2029, Ser. A	235,249
15,000	5.000%, 2/15/2029, Ser. Aa	15,016
5,000,000	5.000%, 3/15/2039, Ser. C	5,599,000
	New York State Dormitory Auth. State Personal Income Tax Rev. Refg.
8,330,000	5.000%, 2/15/2043, Ser. B	9,414,982
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	10,870,800
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport)
775,000	5.000%, 1/1/2036, AMT	861,405
	New York, NY G.O.
1,920,000	5.000%, 8/1/2032, Ser. A	2,178,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
New York (7.8%) - continued
	Port Auth. of New York & New Jersey Rev.
$1,125,000	5.000%, 12/1/2024, Ser. 178, AMT	$1,268,966
2,500,000	5.000%, 9/1/2035	2,838,650
2,500,000	5.000%, 9/1/2036	2,834,450
5,000,000	5.000%, 9/1/2039	5,635,550
	Port Auth. of New York & New Jersey Rev. Refg.
5,000,000	5.000%, 9/15/2034, Ser. 207, AMT	5,757,650
1,715,000	5.000%, 9/15/2048, Ser. 207, AMT	1,909,944
	Triborough NY Bridge & Tunnel Auth. Rev.
100,000	1.590%, 1/1/2033, Ser. B-1[c]	100,000
2,550,000	5.000%, 11/15/2037, Ser. 2008B-3	2,916,180
1,000,000	5.250%, 11/15/2045, Ser. A	1,156,990

	Total	114,273,052

North Carolina (1.4%)
	Appalachian State University Rev.
2,510,000	5.000%, 5/1/2044	2,807,059
	Charlotte, NC, Rev. (Charlotte Douglas International Airport)
1,500,000	5.000%, 7/1/2042, Ser. A	1,705,920
	North Carolina Capital Fac. Finance Agency Educational Fac. Rev. Refg. (Meredith College)
2,870,000	5.000%, 6/1/2038	3,092,052
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,059,090
1,000,000	5.000%, 4/1/2033	1,056,700
	North Carolina Eastern Municipal Power Agency Power System Rev.
2,580,000	5.000%, 1/1/2021, Ser. Aa	2,740,657
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,655,097
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	927,303
360,000	5.000%, 1/1/2030, Ser. A	360,871
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,062,409

	Total	20,467,158

North Dakota (0.7%)
	Grand Forks, ND Altru Health System Rev.
3,890,000	5.000%, 12/1/2042, Ser. A	4,243,096
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,614,555
	University of North Dakota C.O.P. (Infrastructure Energy Improvement)
3,775,000	5.000%, 4/1/2048, Ser. A	4,177,830

	Total	10,035,481

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Ohio (5.3%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
$1,000,000	5.000%, 2/15/2041, Ser. A	$1,099,300
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,216,660
	Buckeye, OH Tobacco Settlement Financing Auth. Rev.
14,500,000	5.125%, 6/1/2024, Ser. A-2	13,565,475
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,135,280
	Fairfield County, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,647,595
	Kent State University General Receipts Rev.
2,000,000	5.000%, 5/1/2029	2,335,020
1,500,000	5.000%, 5/1/2037, Ser. A	1,617,465
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,441,505
1,750,000	5.500%, 8/15/2030	1,847,947
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,707,792
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
750,000	6.500%, 10/1/2020, Ser. B	785,993
2,745,000	5.000%, 12/1/2028	3,142,311
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,874,955
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
3,025,000	5.000%, 7/1/2042	3,369,275
	Ohio Higher Educational Fac. Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[a]	3,390,862
1,505,000	5.250%, 7/1/2044	1,570,874
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,393,700
	Ohio State Turnpike Commission Rev.
8,570,000	Zero Coupon, 2/15/2034, Ser. A-4[d]	8,650,129
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
10,000,000	5.500%, 2/15/2026, Ser. Ab	11,980,800
	Toledo, OH Water System Rev. and Improvements
2,455,000	5.000%, 11/15/2036	2,797,006
	Toledo, OH Water System Rev. Refg. and Improvements
2,500,000	5.000%, 11/15/2038	2,762,825

	Total	78,332,769

Oklahoma (2.0%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,754,206
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,326,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Oklahoma (2.0%) - continued
	Oklahoma Development Finance Auth. Health System Rev. (OU Medicine)
$4,275,000	5.250%, 8/15/2048, Ser. B	$4,656,031
	Oklahoma State Water Resources Board Loan Program Rev.
2,005,000	5.000%, 10/1/2040, Ser. A	2,276,016
	Oklahoma Turnpike Auth. Rev.
500,000	5.000%, 1/1/2028, Ser. A	528,710
2,500,000	5.000%, 1/1/2042, Ser. A	2,783,425
5,665,000	5.000%, 1/1/2047, Ser. C	6,355,507

	Total	28,680,085

Oregon (0.6%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. Aa	305,067
	Clackamas County, OR School District
3,500,000	5.000%, 6/15/2049, Ser. B	3,987,900
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,158,342
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,860,950

	Total	9,312,259

Pennsylvania (2.3%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
2,100,000	5.625%, 8/15/2039	2,136,372
	Berks County, PA Industrial Development Auth. Healthcare Fac. Rev. Refg. (Highlands at Wyomissing)
460,000	5.000%, 5/15/2043	482,857
410,000	5.000%, 5/15/2048	427,470
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
1,350,000	5.000%, 1/1/2038	1,422,549
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,176,031
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,299,640
4,950,000	5.000%, 12/1/2046, Ser. A-1	5,372,582
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,440,000	6.250%, 6/1/2033, Ser. Cb	12,794,429

	Total	33,111,930

South Carolina (1.4%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
425,000	5.000%, 3/1/2025, Ser. B	499,715
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,985,784

Principal Amount	Long-Term Fixed Income (99.5%)	Value
South Carolina (1.4%) - continued
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
$2,250,000	5.375%, 10/1/2039[a]	$2,303,550
	Greenwood County, SC Hospital Fac. Rev. Refg. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,219,803
2,890,000	5.000%, 10/1/2031, Ser. B	3,120,796
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[b]	4,331,560
	South Carolina Jobs Economic Development Auth. Refg. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2047, Ser. C	2,148,720

	Total	20,609,928

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,132,810
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023[a]	1,049,940
820,000	5.000%, 9/1/2025[a]	860,951
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,280,137

	Total	4,323,838

Tennessee (0.2%)
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	571,565
450,000	5.000%, 11/1/2032	513,625
1,275,000	5.000%, 11/1/2034	1,446,475
250,000	5.000%, 11/1/2036	282,480

	Total	2,814,145

Texas (9.3%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,040,960
2,000,000	6.000%, 8/15/2043	2,212,200
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
1,000,000	5.000%, 8/15/2036, Ser. Ab	1,131,750
4,605,000	5.000%, 8/15/2039[b]	5,073,559
2,000,000	5.000%, 8/15/2046, Ser. Ab	2,220,820
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. Aa	4,316,520
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,464,160
	Harris County, TX Cultural Education Fac. Finance Corporation Rev. Refg. (Brazos Presbyterian Homes)
2,000,000	5.000%, 1/1/2037	2,061,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Texas (9.3%) - continued
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
$10,000,000	5.750%, 12/1/2032, Ser. Aa,b	$13,568,400
	Lake Travis Independent School District G.O. Refg. (PSF-GTD Insured)
1,000,000	5.000%, 2/15/2031[b]	1,179,270
	Lewisville, TX Independent School District U.T.G.O. Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[b]	5,265,836
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,059,530
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[b]	6,210,300
2,000,000	5.250%, 2/1/2029[b]	2,511,800
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,664,430
	North Texas Tollway Auth. System Rev.
15,000,000	5.000%, 9/1/2030, Ser. Da	16,210,200
	North Texas Tollway Auth. System Rev. Refg.
5,000,000	5.000%, 1/1/2042, Ser. B	5,345,500
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Db	3,889,250
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[b]	6,383,838
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. Aa	2,559,550
350,000	6.500%, 8/15/2039, Ser. Aa	358,778
1,650,000	6.500%, 8/15/2039, Ser. Aa	1,691,827
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,130,000	5.000%, 6/1/2046	2,275,138
	San Antonio Water System Rev.
7,875,000	5.000%, 5/15/2039, Ser. A	9,073,339
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Aa	2,146,340
	Socorro, TX Independent School District G.O. (PSF-GTD Insured)
75,000	5.000%, 8/15/2034[b]	78,340
1,925,000	5.000%, 8/15/2034[a,b]	2,021,462
	Southwest TX Higher Education Auth. Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041[a]	1,790,746

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Texas (9.3%) - continued
	Southwest TX Higher Education Auth. Rev. Refg. (Southern Methodist University)
$600,000	5.000%, 10/1/2039	$684,984
600,000	5.000%, 10/1/2040	683,034
700,000	5.000%, 10/1/2041	795,165
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	2,933,489
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bb	1,272,650
2,000,000	5.250%, 9/1/2027, Ser. Bb	2,036,020
1,000,000	5.250%, 9/1/2028, Ser. Bb	1,017,890
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
765,000	5.000%, 10/1/2044, Ser. A-1	798,239
	Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	15,495,425

	Total	136,522,559

Utah (2.1%)
	Jordan Valley, UT Water Conservancy District Rev.
3,420,000	5.000%, 10/1/2044, Ser. Af	3,929,682
3,000,000	5.000%, 10/1/2049, Ser. Af	3,428,370
	Salt Lake City, UT Airport Rev.
1,000,000	5.000%, 7/1/2042, Ser. A, AMT	1,103,050
1,000,000	5.250%, 7/1/2048, Ser. A, AMT	1,131,510
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,170,580
	Utah Charter School Finance Auth. Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,038,890
	Utah Charter School Finance Auth. Rev. (Utah Charter Academies)
800,000	5.000%, 10/15/2048	869,872
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,366,484
1,610,000	5.000%, 5/15/2045, Ser. A	1,757,058
7,500,000	5.000%, 5/15/2046, Ser. B	8,370,225

	Total	31,165,721

Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
3,000,000	5.000%, 12/1/2035, Ser. A	3,391,800
1,000,000	5.000%, 12/1/2036, Ser. A	1,126,400

	Total	4,518,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Virginia (3.1%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
$1,000,000	5.000%, 5/15/2025, Ser. Ca	$1,009,300
2,405,000	5.000%, 5/15/2044, Ser. A	2,625,899
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
675,000	5.250%, 8/15/2019	687,596
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034[a]	10,741,900
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,910,000	6.000%, 1/1/2037, AMT	9,736,313
1,800,000	5.500%, 1/1/2042, AMT	1,921,824
	Virginia Small Business Financing Auth. Rev. (Transform 66 P3)
610,000	5.000%, 12/31/2047, AMT	654,061
6,175,000	5.000%, 12/31/2049, AMT	6,611,881
11,010,000	5.000%, 12/31/2052, AMT	11,756,588

	Total	45,745,362

Washington (3.2%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	913,112
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,583,054
	Kalispel Tribe of Indians Priority Distribution WA Rev.
750,000	5.250%, 1/1/2038, Ser. Ae	798,810
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,458,871
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	676,472
1,000,000	5.000%, 6/1/2020, AMT	1,038,470
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,135,100
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	2,788,275
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,185,600
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,031,242
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
2,205,000	5.000%, 4/1/2029, Ser. Ba	2,216,598
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034[a]	1,324,469
1,000,000	5.625%, 10/1/2040[a]	1,025,090

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Washington (3.2%) - continued
	Washington State Housing Finance Commission Refg. (Hearthstone)
$825,000	5.000%, 7/1/2038, Ser. Ae	$839,215
	Washington State Various Purpose G.O.
12,095,000	5.000%, 8/1/2030, Ser. A	13,568,897
5,310,000	5.000%, 8/1/2042, Ser. A	6,020,000

	Total	47,603,275

Wisconsin (2.9%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ab	3,284,940
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039[a]	3,524,576
	Public Finance Auth. Rev. (Denver International Airport Great Hall)
2,500,000	5.000%, 9/30/2049, AMT	2,688,825
	Wisconsin Health & Educational Fac. Auth. Rev. (PHW Oconomowoc, Inc.)
1,750,000	5.125%, 10/1/2048	1,735,370
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,467,521
1,195,000	5.000%, 12/15/2039	1,289,238
2,500,000	5.000%, 12/15/2044	2,668,450
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	10,243,403
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Benevolent Corporation Cedar Community)
870,000	5.000%, 6/1/2037	891,445
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	8,799,680
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marshfield Clinic Health Systems, Inc.)
2,000,000	5.000%, 2/15/2047, Ser. C	2,148,980

	Total	42,742,428

Wyoming (0.1%)
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
1,310,000	5.750%, 10/1/2020	1,355,247

	Total	1,355,247

	Total Long-Term Fixed Income (cost $1,409,515,605)	1,459,794,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Short-Term Investments (<0.1%)[g]	Value
	Federal Home Loan Bank Discount Notes
$300,000	2.385%, 3/21/2019[h]	$299,040

	Total Short-Term Investments (cost $299,046)	299,040

	Total Investments (cost $1,409,814,651) 99.5%	$1,460,093,646

	Other Assets and Liabilities, Net 0.5%	7,507,737

	Total Net Assets 100.0%	$1,467,601,383

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

c

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $5,896,045 or 0.4% of total net assets.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
AGC	-	Assured Guaranty, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	216,805,463	–	216,805,463	–
Electric Revenue	57,498,143	–	57,498,143	–
Escrowed/Pre-refunded	228,126,918	–	228,126,918	–
General Obligation	156,181,410	–	156,181,410	–
Health Care	237,813,340	–	237,813,340	–
Housing Finance	12,254,868	–	12,254,868	–
Industrial Development Revenue	4,364,912	–	4,364,912	–
Other Revenue	56,836,736	–	56,836,736	–
Tax Revenue	114,355,907	–	114,355,907	–
Transportation	278,159,079	–	278,159,079	–
Water & Sewer	97,397,830	–	97,397,830	–
Short-Term Investments	299,040	–	299,040	–
Total Investments at Value	$1,460,093,646	$–	$1,460,093,646	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	754,195	754,195	–	–
Total Liability Derivatives	$754,195	$754,195	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Municipal Bond Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $299,040 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	(362)	March 2019	($76,318,679)	($544,104)
CBOT U.S. Long Bond	(28)	March 2019	(3,897,159)	(210,091)
Total Futures Short Contracts			($80,215,838)	($754,195)
Total Futures Contracts			($80,215,838)	($754,195)

Reference Description:
CBOT	-	Chicago Board of Trade

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Basic Materials (1.9%)
	Arch Coal, Inc., Term Loan
$1,672,235	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,656,900
	Ball Metalpack Finco, LLC, Term Loan
268,650	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	265,292
	Big River Steel, LLC, Term Loan
1,027,000	7.803%, (LIBOR 3M + 5.000%), 8/23/2023[b]	1,024,432
	Chemours Company, Term Loan
1,300,175	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,275,797
	CONSOL Energy, Inc., Term Loan
1,029,600	9.055%, (PRIME + 5.000%), 11/28/2022[b]	1,036,467
	Contura Energy, Inc., Term Loan
2,760,000	7.516%, (LIBOR 1M + 5.000%), 11/9/2025[b]	2,739,300
	Peabody Energy Corporation, Term Loan
1,191,000	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b]	1,162,714
	Pixelle Specialty Solutions, LLC, Term Loan
735,000	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	712,950
	Starfruit US Holdco, LLC, Term Loan
920,000	5.753%, (LIBOR 1M + 3.250%), 10/1/2025[b]	898,730

	Total	10,772,582

Capital Goods (2.0%)
	Advanced Disposal Services, Inc., Term Loan
1,801,025	4.665%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,779,359
	GFL Environmental, Inc., Term Loan
2,891,112	5.522%, (LIBOR 1M + 3.000%), 5/31/2025[b]	2,785,096
	Natgasoline, LLC, Term Loan
1,160,000	6.250%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	1,158,550
	Navistar, Inc., Term Loan
1,925,550	6.020%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,893,066
	Sotera Health Holdings, LLC, Term Loan
1,146,416	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,115,703
	Vertiv Group Corporation, Term Loan
2,710,557	6.707%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,514,041

	Total	11,245,815

Communications Services (6.9%)
	Altice France SA, Term Loan
800,737	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	736,679
3,426,413	6.509%, (LIBOR 1M + 4.000%), 1/31/2026[b]	3,226,961
	CBS Radio, Inc., Term Loan
432,185	5.252%, (LIBOR 1M + 2.750%), 11/17/2024[b]	419,220

Principal Amount	Bank Loans (30.7%)a	Value
Communications Services (6.9%) - continued
	CenturyLink, Inc., Term Loan
$3,168,000	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$3,024,458
	Charter Communications Operating, LLC, Term Loan
1,885,950	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,858,509
	CSC Holdings, LLC, Term Loan
1,468,837	4.759%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,420,645
	Frontier Communications Corporation, Term Loan
2,409,821	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	2,299,885
	Gray Television, Inc., Term Loan
1,930,000	5.020%, (LIBOR 1M + 2.500%), 1/2/2026[b,d,e]	1,901,861
	HCP Acquisition, LLC, Term Loan
1,644,110	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	1,597,664
	Intelsat Jackson Holdings SA, Term Loan
1,525,000	6.252%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,510,025
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	6.009%, (LIBOR 1M + 3.500%), 1/7/2022[b]	2,217,169
445,000	9.259%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	422,750
	Mediacom Illinois, LLC, Term Loan
878,363	4.170%, (LIBOR 1W + 1.750%), 2/15/2024[b]	865,916
	NEP Group, Inc., Term Loan
1,160,000	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,143,690
	SBA Senior Finance II, LLC, Term Loan
1,258,675	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,234,546
	Sprint Communications, Inc., Term Loan
3,232,425	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b,c]	3,155,655
1,385,000	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b]	1,363,366
	Syniverse Holdings, Inc., Term Loan
540,913	7.509%, (LIBOR 1M + 5.000%), 3/9/2023[b]	489,975
	TNS, Inc., Term Loan
1,452,279	6.710%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,424,439
	Unitymedia Finance, LLC, Term Loan
1,840,000	4.759%, (LIBOR 1M + 2.250%), 1/15/2026[b]	1,809,640
	Univision Communications, Inc., Term Loan
2,745,259	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	2,551,389
	Virgin Media Bristol, LLC, Term Loan
2,410,000	5.009%, (LIBOR 1M + 2.500%), 1/15/2026[b]	2,363,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Communications Services (6.9%) - continued
	WideOpenWest Finance, LLC, Term Loan
$1,436,813	5.753%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$1,370,101
	Windstream Services, LLC, Term Loan
545,812	6.510%, (LIBOR 1M + 4.000%), 3/30/2021[b]	506,923

	Total	38,915,122

Consumer Cyclical (3.8%)
	Cengage Learning, Inc., Term Loan
2,183,937	6.769%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,844,815
	Eldorado Resorts, Inc., Term Loan
504,768	4.813%, (LIBOR 1M + 2.250%), 4/17/2024[b]	498,146
	Four Seasons Hotels, Ltd., Term Loan
1,479,899	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,454,312
	Golden Entertainment, Inc., Term Loan
2,598,750	5.510%, (LIBOR 1M + 3.000%), 10/20/2024[b]	2,548,412
410,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	399,750
	Golden Nugget, LLC, Term Loan
1,992,230	5.253%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,958,482
	KAR Auction Services, Inc., Term Loan
815,399	5.313%, (LIBOR 3M + 2.500%), 3/9/2023[b]	806,739
	Men’s Warehouse, Inc., Term Loan
1,191,997	5.770%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	1,177,098
	Mohegan Gaming and Entertainment, Term Loan
2,058,388	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,905,717
	Scientific Games International, Inc., Term Loan
4,267,750	5.249%, (LIBOR 1M + 2.750%), 8/14/2024[b]	4,132,590
	Stars Group Holdings BV, Term Loan
2,810,875	6.303%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,781,164
	Tenneco, Inc., Term Loan
895,000	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b]	873,744
	Wyndham Hotels & Resorts, Inc., Term Loan
1,017,450	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	999,461

	Total	21,380,430

Consumer Non-Cyclical (6.0%)
	Air Medical Group Holdings, Inc., Term Loan
4,192,650	5.764%, (LIBOR 1M + 3.250%), 4/28/2022[b]	3,934,089
490,050	6.769%, (LIBOR 1M + 4.250%), 3/14/2025[b]	459,422

Principal Amount	Bank Loans (30.7%)[a]	Value
Consumer Non-Cyclical (6.0%) - continued
	Albertson’s, LLC, Term Loan
$1,388,001	5.822%, (LIBOR 3M + 3.000%), 12/21/2022[b]	$1,367,528
1,663,948	5.691%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,636,909
2,250,000	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	2,199,375
	Amneal Pharmaceuticals, LLC, Term Loan
1,666,238	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,648,876
	Bausch Health Companies, Inc., Term Loan
3,178,510	5.513%, (LIBOR 1M + 3.000%), 6/1/2025[b]	3,141,671
	CHS/Community Health Systems, Inc., Term Loan
926,092	5.957%, (LIBOR 3M + 3.250%), 1/27/2021[b]	909,691
	Diamond BC BV, Term Loan
1,494,900	5.744%, (LIBOR 2M + 3.000%), 9/6/2024[b]	1,406,148
	Endo International plc, Term Loan
2,562,807	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,535,051
	Grifols Worldwide Operations USA, Inc., Term Loan
1,350,937	4.665%, (LIBOR 1W + 2.250%), 1/31/2025[b]	1,331,943
	JBS USA LUX SA, Term Loan
3,158,737	5.257%, (LIBOR 3M + 2.500%), 10/30/2022[b]	3,123,707
	Mallinckrodt International Finance SA, Term Loan
3,121,412	5.618%, (LIBOR 3M + 3.000%), 2/24/2025[b]	2,925,013
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,841,370	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	3,486,043
	Ortho-Clinical Diagnostics SA, Term Loan
1,802,550	5.760%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,741,714
	Plantronics, Inc., Term Loan
848,082	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	823,343
	Revlon Consumer Products Corporation, Term Loan
1,361,397	6.207%, (LIBOR 3M + 3.500%), 9/7/2023[b]	962,426

	Total	33,632,949

Energy (2.1%)
	BCP Raptor II, LLC, Term Loan
460,000	7.370%, (LIBOR 2M + 4.750%), 12/19/2025[b]	437,000
	Calpine Corporation, Term Loan
1,495,627	5.310%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,467,419
	Consolidated Energy Finance SA, Term Loan
975,100	5.014%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	936,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Bank Loans (30.7%)[a]	Value
Energy (2.1%) - continued
	HFOTCO, LLC, Term Loan
$2,686,500	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	$2,649,561
	McDermott Technology (Americas), Inc., Term Loan
2,434,106	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	2,329,293
	MEG Energy Corporation, Term Loan
162,425	6.000%, (LIBOR 1M + 3.500%), 12/31/2023[b]	161,004
	Radiate Holdco, LLC, Term Loan
3,979,496	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,859,116

	Total	11,839,489

Financials (4.9%)
	Air Methods Corporation, Term Loan
2,635,619	6.303%, (LIBOR 3M + 3.500%), 4/21/2024[b]	2,141,440
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,766,511	4.503%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,735,388
	Cyxtera DC Holdings, Inc., Term Loan
379,225	5.520%, (LIBOR 1M + 3.000%), 5/1/2024[b]	360,264
235,000	9.770%, (LIBOR 1M + 7.250%), 5/1/2025[b]	211,500
	Digicel International Finance, Ltd., Term Loan
2,554,141	5.960%, (LIBOR 3M + 3.250%), 5/10/2024[b]	2,339,159
	Genworth Holdings, Inc., Term Loan
451,588	7.008%, (LIBOR 1M + 4.500%), 3/7/2023[b]	450,459
	GGP Nimbus LP, Term Loan
2,708,213	4.999%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,585,855
	Grizzly Finco, Term Loan
1,925,175	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,913,547
	Harland Clarke Holdings Corporation, Term Loan
2,282,977	7.553%, (LIBOR 3M + 4.750%), 11/3/2023[b]	2,117,461
	Level 3 Parent, LLC, Term Loan
2,765,000	4.756%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,713,156
	MoneyGram International, Inc., Term Loan
1,524,914	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b]	1,319,051
	Sable International Finance, Ltd., Term Loan
4,780,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	4,714,275
	Trans Union, LLC, Term Loan
1,517,311	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,495,902
	Tronox Finance, LLC, Term Loan
709,347	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	699,153

Principal Amount	Bank Loans (30.7%)[a]	Value
Financials (4.9%) - continued
$1,636,953	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	$1,613,431

	Total	27,410,041

Technology (1.8%)
	First Data Corporation, Term Loan
4,065,000	4.519%, (LIBOR 1M + 2.000%), 4/26/2024[b]	4,048,496
	Micron Technology, Inc., Term Loan
669,847	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	661,756
	Rackspace Hosting, Inc., Term Loan
3,369,450	5.582%, (LIBOR 2M + 3.000%), 11/3/2023[b]	3,119,437
	SS&C Technologies Holdings Europe SARL, Term Loan
581,305	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	569,115
	SS&C Technologies, Inc., Term Loan
1,511,325	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,479,632

	Total	9,878,436

Utilities (1.3%)
	Arctic LNG Carriers, Ltd., Term Loan
2,945,150	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,849,433
	Core and Main, LP, Term Loan
1,202,850	5.721%, (LIBOR 3M + 3.000%), 8/1/2024[b]	1,186,816
	EnergySolutions, LLC, Term Loan
890,525	6.553%, (LIBOR 3M + 3.750%), 5/11/2025[b]	761,399
	GIP III Stetson I, LP, Term Loan
625,000	6.760%, (LIBOR 1M + 4.250%), 7/18/2025[b]	606,644
	Talen Energy Supply, LLC, Term Loan
957,471	6.499%, (LIBOR 1M + 4.000%), 7/6/2023[b]	944,305
	TerraForm Power Operating, LLC, Term Loan
808,872	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	796,399

	Total	7,144,996

	Total Bank Loans (cost $178,116,985)	172,219,860

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Asset-Backed Securities (6.0%)
	Apidos CLO XXIV
1,400,000	4.211%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,f	1,381,612
	Assurant CLO III, Ltd.
1,350,000	3.991%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,f	1,338,236
	Babson CLO, Ltd.
1,350,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,f	1,322,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Asset-Backed Securities (6.0%) - continued
	Business Jet Securities, LLC
$1,097,674	4.447%, 6/15/2033, Ser. 2018-2, Class Af	$1,108,162
	Cent CLO, LP
1,750,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,f	1,740,722
	College Ave Student Loans, LLC
726,756	4.156%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,f]	731,743
	Foundation Finance Trust
710,305	3.300%, 7/15/2033, Ser. 2017-1A, Class Af	706,113
	Harley Marine Financing, LLC
1,323,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[f]	921,377
	Legacy Mortgage Asset Trust
1,500,000	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[c,f]	1,492,800
	Lehman XS Trust
424,124	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bg	376,523
	Lendmark Funding Trust
900,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Af	889,385
	Madison Park Funding XIV, Ltd.
1,250,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,f	1,241,665
	Myers Park CLO, Ltd.
1,275,000	3.738%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,f]	1,258,632
	Octagon Investment Partners XX, Ltd.
850,000	6.168%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,f	850,166
	OHA Credit Funding 1, Ltd.
1,085,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,f]	1,071,223
	OZLM Funding II, Ltd.
2,170,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,f	2,156,244
	OZLM IX, Ltd.
2,000,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,f	1,980,554
	Palmer Square Loan Funding, Ltd.
850,000	4.370%, (LIBOR 3M + 1.900%), 1/20/2027, Ser. 2018-5A, Class Bb,f	832,803
	Park Avenue Institutional Advisers CLO, Ltd.
2,200,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,f	2,165,271
	Preston Ridge Partners Mortgage Trust, LLC
201,168	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[f,g]	201,116
604,560	3.750%, 4/25/2023, Ser. 2018-1A, Class A1[b,f]	601,356

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Asset-Backed Securities (6.0%) - continued
	Sound Point CLO X, Ltd.
$1,150,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,f	$1,117,293
	Sound Point CLO XXI, Ltd.
2,200,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,f	2,164,459
	Spirit Master Funding, LLC
1,638,297	4.360%, 12/20/2047, Ser. 2017-1A, Class Af	1,659,864
	THL Credit Wind River CLO, Ltd.
1,150,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,116,291
3,350,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,f]	3,296,487

	Total	33,722,232

Basic Materials (1.2%)
	Alcoa Nederland Holding BV
550,000	6.750%, 9/30/2024[f]	572,913
	Anglo American Capital plc
234,000	4.125%, 9/27/2022[f]	230,747
	ArcelorMittal SA
116,000	6.125%, 6/1/2025	124,758
	BWAY Holding Company
555,000	5.500%, 4/15/2024[f]	542,168
	CF Industries, Inc.
645,000	3.450%, 6/1/2023[h]	622,425
	E.I. du Pont de Nemours and Company
233,000	2.200%, 5/1/2020	231,525
	First Quantum Minerals, Ltd.
559,000	7.000%, 2/15/2021[f]	557,602
	Kinross Gold Corporation
117,000	5.125%, 9/1/2021	119,632
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	140,027
	Novelis Corporation
730,000	5.875%, 9/30/2026[f]	705,362
	Packaging Corporation of America
193,000	2.450%, 12/15/2020	190,327
	Peabody Securities Finance Corporation
535,000	6.375%, 3/31/2025[f]	516,275
	Platform Specialty Products Corporation
420,000	5.875%, 12/1/2025[f]	418,950
	Sherwin-Williams Company
232,000	2.250%, 5/15/2020	229,501
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[f]	198,524
	Trinseo Materials Operating SCA
615,000	5.375%, 9/1/2025[f]	556,760
	United States Steel Corporation
680,000	6.250%, 3/15/2026	616,250
	Vale Overseas, Ltd.
71,000	4.375%, 1/11/2022	71,376
	Xstrata Finance Canada, Ltd.
175,000	4.950%, 11/15/2021[f]	180,184

	Total	6,825,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Capital Goods (1.9%)
	AECOM
$775,000	5.875%, 10/15/2024	$806,775
	Ashtead Capital, Inc.
495,000	4.125%, 8/15/2025[f]	472,725
	Bombardier, Inc.
520,000	7.500%, 3/15/2025[f]	501,800
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[f]	830,156
	Caterpillar Financial Services Corporation
188,000	1.850%, 9/4/2020	185,371
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	841,205
	Cintas Corporation No. 2
174,000	2.900%, 4/1/2022	171,877
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	182,700
	Covanta Holding Corporation
730,000	6.000%, 1/1/2027	698,975
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	680,062
	Crown Cork & Seal Company, Inc.
530,000	7.375%, 12/15/2026	578,363
	General Electric Company
260,000	5.000%, 1/21/2021[b,i]	228,800
	H&E Equipment Services, Inc.
675,000	5.625%, 9/1/2025	659,813
	L3 Technologies, Inc.
195,000	4.950%, 2/15/2021	200,514
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	159,545
	Owens-Brockway Glass Container, Inc.
835,000	5.000%, 1/15/2022[f]	843,350
	Reynolds Group Issuer, Inc.
750,000	5.125%, 7/15/2023[f]	751,388
	Rockwell Collins, Inc.
126,000	2.800%, 3/15/2022	123,417
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	59,107
	Textron Financial Corporation
500,000	4.351%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	370,000
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	865,688
	United Technologies Corporation
235,000	3.950%, 8/16/2025	241,016

	Total	10,452,647

Collateralized Mortgage Obligations (7.5%)
	Antler Mortgage Trust
2,300,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[f]	2,282,835
	Banc of America Alternative Loan Trust
607,595	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	570,934
	Banc of America Mortgage Securities, Inc.
155,745	4.379%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	150,113

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Collateralized Mortgage Obligations (7.5%) - continued
	Banc of America Mortgage Trust
$126,795	4.235%, 7/25/2035, Ser. 2005-F, Class 2A2[b]	$117,413
	Bellemeade Re 2018-1, Ltd.
1,064,000	4.110%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,f	1,063,998
	Cascade Funding Mortgage Trust
828,941	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[c,f]	830,723
	CHL Mortgage Pass-Through Trust
698,752	4.241%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	673,312
169,767	6.250%, 9/25/2036, Ser. 2006-13, Class 1A15	130,950
264,344	6.000%, 4/25/2037, Ser. 2007-3, Class A33	215,611
396,516	6.000%, 4/25/2037, Ser. 2007-3, Class A18	323,417
1,389,685	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,168,513
	CIM Trust
1,058,545	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,f]	1,105,890
	COLT Mortgage Loan Trust
157,801	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,f]	157,111
	Countrywide Alternative Loan Trust
760,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	691,852
754,970	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	701,684
315,751	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	194,061
409,838	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	386,103
317,308	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	260,663
249,123	7.000%, 10/25/2037, Ser. 2007-24, Class A10	146,868
	Countrywide Home Loan Mortgage Pass Through Trust
386,760	4.075%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	339,104
	Credit Suisse First Boston Mortgage Securities Corporation
143,769	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	140,423
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,073,490	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,089,411
308,842	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	321,267
	Federal National Mortgage Association - REMIC
6,007,777	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	450,723
2,365,345	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	170,433
6,199,138	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	502,417
3,339,345	2.500%, 6/25/2028, Ser. 2013-87, Class IWj	244,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Collateralized Mortgage Obligations (7.5%) - continued
	First Horizon Alternative Mortgage Securities Trust
$420,762	4.257%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	$409,636
	GMAC Mortgage Corporation Loan Trust
296,411	3.784%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	278,675
185,686	3.010%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	203,650
111,781	4.156%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	104,318
	Greenpoint Mortgage Funding Trust
248,380	2.710%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	219,642
	Home Equity Asset Trust
1,234,402	3.830%, (LIBOR 1M + 1.320%), 8/25/2033, Ser. 2003-2, Class M1[b]	1,222,584
	Impac Secured Assets Trust
1,168,681	2.750%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	975,829
	IndyMac INDA Mortgage Loan Trust
704,732	3.896%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	692,692
	IndyMac INDX Mortgage Loan Trust
965,307	3.747%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	860,153
1,117,545	2.720%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,014,707
	J.P. Morgan Alternative Loan Trust
813,271	4.144%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	752,499
452,262	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	384,608
	J.P. Morgan Mortgage Acquisition Trust
366,105	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[g]	269,093
	J.P. Morgan Mortgage Trust
292,522	4.515%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	293,743
197,657	4.214%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	170,953
	Lehman Mortgage Trust
119,833	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	118,751
	Master Asset Securitization Trust
826,616	3.010%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	373,967
	Merrill Lynch Alternative Note Asset Trust
404,061	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	309,531
	Merrill Lynch Mortgage Investors Trust
781,243	4.224%, 6/25/2035, Ser. 2005-A5, Class M1[b]	779,526

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Collateralized Mortgage Obligations (7.5%) - continued
	MortgageIT Trust
$854,018	2.710%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	$759,618
	Oak Hill Advisors Residential Loan Trust
544,851	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[f,g]	534,637
	Preston Ridge Partners Mortgage, LLC
450,000	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[b,c,e,f]	449,325
	Radnor RE, Ltd.
1,000,000	3.910%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,f]	997,987
	RCO 2017-INV1 Trust
998,406	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,f	980,923
	Renaissance Home Equity Loan Trust
1,183,983	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[g]	779,757
1,374,968	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	715,053
	Residential Accredit Loans, Inc. Trust
436,854	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	421,883
298,047	2.730%, (LIBOR 1M + 0.220%), 7/25/2036, Ser. 2006-QA5, Class 1A3[b]	188,777
765,778	3.060%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	596,089
339,984	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	312,246
503,692	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	458,004
376,630	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	351,745
	Residential Asset Securitization Trust
374,014	6.204%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	315,447
93,809	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	65,086
	Residential Funding Mortgage Security I Trust
347,820	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	322,560
	Sequoia Mortgage Trust
527,141	3.470%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	425,507
	Starwood Mortgage Residential Trust
1,253,146	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,f]	1,264,762
	Structured Adjustable Rate Mortgage Loan Trust
267,733	4.192%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	245,843
	Structured Asset Mortgage Investments, Inc.
659,331	2.820%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	634,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Collateralized Mortgage Obligations (7.5%) - continued
	Toorak Mortgage Corporation 2018-1, Ltd.
$1,750,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[f,g]	$1,736,189
	Vericrest Opportunity Loan Trust LXV, LLC
975,741	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[f,g]	966,738
	Wachovia Asset Securitization, Inc.
825,850	2.650%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,f,k	765,760
	WaMu Mortgage Pass Through Certificates
393,801	3.736%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	367,820
397,180	3.480%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	361,962
114,463	3.886%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	107,643
479,852	3.212%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	432,192
886,959	3.132%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	827,069
419,522	2.992%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	393,884
	Wells Fargo Home Equity Trust
457,518	3.010%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	445,257
	Wells Fargo Mortgage Backed Securities Trust
616,076	5.500%, 1/25/2036, Ser. 2005-18, Class 1A1	609,317
475,891	4.772%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	483,680
80,692	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	79,359
73,583	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	72,356

	Total	42,333,447

Commercial Mortgage-Backed Securities (0.2%)
	Wells Fargo Commercial Mortgage Trust
1,155,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	1,156,275

	Total	1,156,275

Communications Services (2.5%)
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	848,587
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	135,776
	American Tower Corporation
170,000	2.800%, 6/1/2020	169,431
	AT&T, Inc.
117,000	5.200%, 3/15/2020	119,808
	British Sky Broadcasting Group plc
116,000	2.625%, 9/16/2019[f]	115,429

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Communications Services (2.5%) - continued
	CCO Holdings, LLC
$500,000	5.500%, 5/1/2026[f]	$498,750
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[f]	875,050
	Charter Communications Operating, LLC
277,000	3.579%, 7/23/2020	277,715
117,000	4.500%, 2/1/2024	119,198
120,000	4.908%, 7/23/2025	123,476
	Clear Channel Worldwide Holdings, Inc.
835,000	6.500%, 11/15/2022	853,787
	Comcast Corporation
234,000	1.625%, 1/15/2022	225,467
118,000	3.700%, 4/15/2024	120,614
118,000	3.950%, 10/15/2025	122,132
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	80,035
125,000	3.150%, 7/15/2023	122,122
	CSC Holdings, LLC
575,000	5.500%, 5/15/2026[f]	569,250
60,000	5.500%, 4/15/2027[f]	58,649
	Digicel, Ltd.
779,079	6.000%, 4/15/2021[f,h]	719,090
	Discovery Communications, LLC
120,000	2.200%, 9/20/2019	119,133
231,000	2.950%, 3/20/2023	223,844
	Fox Corporation
242,000	4.030%, 1/25/2024[f]	246,207
	Gray Escrow, Inc.
700,000	7.000%, 5/15/2027[f]	727,720
	Intelsat Jackson Holdings SA
370,000	8.500%, 10/15/2024[f]	373,700
	Level 3 Communications, Inc.
500,000	5.375%, 1/15/2024	497,500
	Level 3 Financing, Inc.
670,000	5.250%, 3/15/2026	650,101
	Meredith Corporation
650,000	6.875%, 2/1/2026[f]	667,875
	Moody’s Corporation
117,000	2.750%, 12/15/2021	115,294
	Neptune Finco Corporation
306,000	10.875%, 10/15/2025[f]	352,665
	Netflix, Inc.
690,000	4.875%, 4/15/2028	655,500
	Sprint Corporation
1,315,000	7.625%, 2/15/2025	1,374,570
	Verizon Communications, Inc.
287,000	2.946%, 3/15/2022	286,184
252,000	3.716%, (LIBOR 3M + 1.100%), 5/15/2025[b]	250,176
	Viacom, Inc.
178,000	4.250%, 9/1/2023	180,700
245,000	5.875%, 2/28/2057[b]	236,560
	Virgin Media Secured Finance plc
540,000	5.250%, 1/15/2026[f]	531,900
	Windstream Services, LLC
495,000	8.625%, 10/31/2025[f]	466,538

	Total	14,110,533

Consumer Cyclical (2.9%)
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[f]	856,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Consumer Cyclical (2.9%) - continued
	American Honda Finance Corporation
$175,000	2.000%, 2/14/2020	$173,455
	BMW U.S. Capital, LLC
200,000	1.500%, 4/11/2019[f]	199,545
	Brookfield Residential Properties, Inc.
570,000	6.125%, 7/1/2022[f]	558,600
	Cinemark USA, Inc.
694,000	4.875%, 6/1/2023	687,060
	D.R. Horton, Inc.
188,000	2.550%, 12/1/2020	184,771
	Daimler Finance North America, LLC
170,000	3.132%, (LIBOR 3M + 0.550%), 5/4/2021[b,f]	168,917
	Delphi Jersey Holdings plc
720,000	5.000%, 10/1/2025[f]	617,400
	Ford Motor Credit Company, LLC
232,000	2.262%, 3/28/2019	231,563
250,000	2.597%, 11/4/2019	248,700
174,000	3.336%, 3/18/2021	169,287
245,000	5.596%, 1/7/2022	248,396
	General Motors Financial Company, Inc.
174,000	2.650%, 4/13/2020	172,631
125,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	123,354
174,000	4.375%, 9/25/2021	175,664
118,000	4.200%, 11/6/2021	118,817
116,000	3.150%, 6/30/2022	112,371
	Harley-Davidson Financial Services, Inc.
186,000	4.050%, 2/4/2022[f]	185,838
	Home Depot, Inc.
160,000	2.625%, 6/1/2022	159,490
	Hyundai Capital America
116,000	2.550%, 4/3/2020[f]	114,618
116,000	2.750%, 9/18/2020[f]	114,502
	Jaguar Land Rover Automotive plc
376,000	5.625%, 2/1/2023[f,h]	345,450
	KB Home
412,000	4.750%, 5/15/2019	410,970
	L Brands, Inc.
338,000	6.694%, 1/15/2027	321,100
	Landry’s, Inc.
560,000	6.750%, 10/15/2024[f]	560,000
	Lennar Corporation
175,000	2.950%, 11/29/2020	171,063
66,000	4.125%, 1/15/2022	65,690
740,000	4.750%, 11/15/2022	742,775
58,000	4.875%, 12/15/2023	58,000
870,000	4.500%, 4/30/2024	854,775
	Live Nation Entertainment, Inc.
175,000	5.375%, 6/15/2022[f]	176,313
355,000	4.875%, 11/1/2024[f]	349,675
365,000	5.625%, 3/15/2026[f]	368,650
	Macy’s Retail Holdings, Inc.
50,000	3.875%, 1/15/2022	49,119
86,000	2.875%, 2/15/2023	78,645
	McDonald’s Corporation
232,000	2.625%, 1/15/2022	230,574
	MGM Resorts International
620,000	6.000%, 3/15/2023	643,250
685,000	5.750%, 6/15/2025	688,425

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Consumer Cyclical (2.9%) - continued
	Navistar International Corporation
$655,000	6.625%, 11/1/2025[f]	$655,000
	New Red Finance, Inc.
590,000	4.250%, 5/15/2024[f]	570,825
	Nissan Motor Acceptance Corporation
175,000	2.000%, 3/8/2019[f]	174,857
	Prime Security Services Borrower, LLC
588,000	9.250%, 5/15/2023[f]	621,810
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	158,462
	Six Flags Entertainment Corporation
570,000	4.875%, 7/31/2024[f]	564,300
	Visa, Inc.
160,000	2.200%, 12/14/2020	158,962
	Volkswagen Group of America Finance, LLC
200,000	4.250%, 11/13/2023[f]	202,308
	Wabash National Corporation
715,000	5.500%, 10/1/2025[f]	652,438
	Yum! Brands, Inc.
870,000	5.000%, 6/1/2024[f]	869,739

	Total	16,365,104

Consumer Non-Cyclical (2.5%)
	Abbott Laboratories
234,000	2.550%, 3/15/2022	228,903
123,000	3.400%, 11/30/2023	124,563
	AbbVie, Inc.
234,000	2.500%, 5/14/2020	232,605
117,000	2.900%, 11/6/2022	115,579
	Albertson’s Companies, LLC
750,000	6.625%, 6/15/2024	738,750
	Amgen, Inc.
250,000	3.875%, 11/15/2021	254,912
	Anheuser-Busch InBev Finance, Inc.
81,000	2.650%, 2/1/2021	80,667
225,000	3.819%, (LIBOR 3M + 1.260%), 2/1/2021[b]	226,075
117,000	3.300%, 2/1/2023	116,740
	Anheuser-Busch InBev Worldwide, Inc.
250,000	3.500%, 1/12/2024	250,930
	BAT Capital Corporation
120,000	2.297%, 8/14/2020	118,434
117,000	2.764%, 8/15/2022	113,599
	Bayer U.S. Finance II, LLC
225,000	3.500%, 6/25/2021[f]	224,381
	Bayer U.S. Finance, LLC
170,000	2.375%, 10/8/2019[f]	168,821
	Becton, Dickinson and Company
232,000	3.125%, 11/8/2021	229,723
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	112,997
	Bunge, Ltd. Finance Corporation
160,000	3.500%, 11/24/2020	159,849
	Cardinal Health, Inc.
120,000	1.948%, 6/14/2019	119,634
	Cigna Corporation
235,000	4.125%, 11/15/2025[f]	239,890
	Conagra Brands, Inc.
118,000	3.800%, 10/22/2021	118,572
118,000	4.300%, 5/1/2024	118,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Consumer Non-Cyclical (2.5%) - continued
	CVS Health Corporation
$255,000	3.350%, 3/9/2021	$255,913
117,000	2.750%, 12/1/2022	114,316
382,000	3.700%, 3/9/2023	384,963
	Energizer Holdings, Inc.
745,000	6.375%, 7/15/2026[f]	724,513
	Express Scripts Holding Company
117,000	4.750%, 11/15/2021	121,264
	Forest Laboratories, LLC
57,000	4.875%, 2/15/2021[f]	58,557
	HCA, Inc.
469,079	4.750%, 5/1/2023	483,278
285,000	5.250%, 6/15/2026	300,319
	J.M. Smucker Company
123,000	2.200%, 12/6/2019	122,333
	JBS USA, LLC
855,000	5.750%, 6/15/2025[f]	852,863
	Kellogg Company
254,000	3.125%, 5/17/2022	250,368
	Kraft Heinz Foods Company
248,000	5.375%, 2/10/2020	253,651
126,000	4.000%, 6/15/2023	128,123
	Kroger Company
122,000	2.800%, 8/1/2022	119,843
	Maple Escrow Subsidiary, Inc.
252,000	3.551%, 5/25/2021[f]	253,088
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	159,930
	Medtronic Global Holdings SCA
232,000	1.700%, 3/28/2019	231,696
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[f]	174,194
	Mylan NV
126,000	3.150%, 6/15/2021	123,789
	Mylan, Inc.
126,000	3.125%, 1/15/2023[f]	119,830
	Pernod Ricard SA
130,000	5.750%, 4/7/2021[f]	136,725
	Perrigo Finance Unlimited Company
257,000	4.375%, 3/15/2026	238,966
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	87,007
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	183,565
232,000	2.400%, 9/23/2021	225,793
	Simmons Foods, Inc.
635,000	5.750%, 11/1/2024[f]	519,113
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[f]	172,880
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	705,375
	Teva Pharmaceutical Finance IV, LLC
60,000	2.250%, 3/18/2020	58,598
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	155,964
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	548,625
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	162,030
	VRX Escrow Corporation
1,400,000	6.125%, 4/15/2025[f]	1,323,000

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Zimmer Biomet Holdings, Inc.
$188,000	3.554%, (LIBOR 3M + 0.750%), 3/19/2021[b]	$187,279
	Zoetis, Inc.
175,000	3.450%, 11/13/2020	175,588

	Total	14,207,957

Energy (2.9%)
	Alliance Resource Operating Partners, LP
545,000	7.500%, 5/1/2025[f]	566,119
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	150,970
48,000	4.850%, 3/15/2021	49,193
	BP Capital Markets America, Inc.
490,000	2.520%, 9/19/2022	480,683
	BP Capital Markets plc
117,000	2.315%, 2/13/2020	116,383
	Canadian Natural Resources, Ltd.
120,000	2.950%, 1/15/2023	117,271
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[f]	138,338
	Cheniere Corpus Christi Holdings, LLC
625,000	7.000%, 6/30/2024	688,937
	Cheniere Energy Partners, LP
875,000	5.625%, 10/1/2026[f]	877,065
	Chesapeake Energy Corporation
365,000	7.000%, 10/1/2024[h]	355,875
	Continental Resources, Inc.
93,000	5.000%, 9/15/2022	93,461
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	554,812
	Diamondback Energy, Inc.
787,000	4.750%, 11/1/2024	785,033
	Enbridge, Inc.
120,000	2.900%, 7/15/2022	117,454
342,000	6.250%, 3/1/2078[b]	324,824
	Encana Corporation
215,000	3.900%, 11/15/2021	216,546
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	887,063
	Energy Transfer Operating, LP
126,000	4.200%, 9/15/2023	126,970
	Energy Transfer Partners, LP
170,000	4.150%, 10/1/2020	171,666
	Enterprise Products Operating, LLC
355,000	4.875%, 8/16/2077[b]	316,613
	EOG Resources, Inc.
160,000	2.625%, 3/15/2023	157,145
	EQM Midstream Partners, LP
178,000	4.750%, 7/15/2023	180,541
	EQT Corporation
134,000	8.125%, 6/1/2019	135,826
119,000	3.000%, 10/1/2022	114,302
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	199,907
	Hess Corporation
126,000	3.500%, 7/15/2024	120,593
	Kinder Morgan Energy Partners, LP
120,000	9.000%, 2/1/2019	120,000
234,000	3.450%, 2/15/2023	232,810
	Marathon Oil Corporation
118,000	2.700%, 6/1/2020	116,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

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Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Energy (2.9%) - continued
	Marathon Petroleum Corporation
$160,000	3.400%, 12/15/2020	$160,037
	MPLX, LP
175,000	4.500%, 7/15/2023	180,448
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025	478,500
	ONEOK Partners, LP
120,000	3.800%, 3/15/2020	120,468
	Parsley Energy, LLC
270,000	5.625%, 10/15/2027[f]	267,638
	PBF Holding Company, LLC
475,000	7.250%, 6/15/2025	472,625
	Petroleos Mexicanos
115,000	6.375%, 2/4/2021	116,725
	Plains All American Pipeline, LP
273,000	5.000%, 2/1/2021	278,071
47,000	6.125%, 11/15/2022[b,i]	42,124
	Sabine Pass Liquefaction, LLC
117,000	6.250%, 3/15/2022	124,665
117,000	5.625%, 4/15/2023	123,771
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[f]	159,215
	Southwestern Energy Company
635,000	7.500%, 4/1/2026	654,050
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	162,635
	Sunoco, LP
235,000	5.500%, 2/15/2026	232,060
355,000	5.875%, 3/15/2028	346,569
	Tallgrass Energy Partners, LP
950,000	5.500%, 1/15/2028[f]	923,875
	Targa Resources Partners, LP
700,000	5.250%, 5/1/2023	700,875
	Transocean Guardian, Ltd.
652,050	5.875%, 1/15/2024[f]	655,310
	W&T Offshore, Inc.
700,000	9.750%, 11/1/2023[f]	684,250
	Weatherford International, Ltd.
184,000	4.500%, 4/15/2022	116,840
218,000	8.250%, 6/15/2023[h]	138,975
	Western Gas Partners, LP
120,000	4.000%, 7/1/2022	120,406
	Williams Partners, LP
250,000	4.000%, 11/15/2021	252,579
	WPX Energy, Inc.
480,000	5.750%, 6/1/2026	477,600

	Total	16,503,391

Financials (6.5%)
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	159,874
	AIG Global Funding
242,000	2.150%, 7/2/2020[f]	239,395
	Air Lease Corporation
235,000	2.500%, 3/1/2021	229,651
	Aircastle, Ltd.
168,000	5.000%, 4/1/2023	170,565
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	540,675
	American Express Company
126,000	3.375%, 5/17/2021	126,892
	American Express Credit Corporation
116,000	2.912%, (LIBOR 3M + 0.330%), 5/3/2019[b]	116,035

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Financials (6.5%) - continued
$116,000	2.200%, 3/3/2020	$115,250
160,000	3.828%, (LIBOR 3M + 1.050%), 9/14/2020[b]	161,661
	Ares Capital Corporation
248,000	3.875%, 1/15/2020	248,626
	Athene Global Funding
187,000	4.000%, 1/25/2022[f]	189,148
	Australia and New Zealand Banking Group, Ltd.
270,000	6.750%, 6/15/2026[b,f,h,i]	278,775
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,h,i]	176,250
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,i]	587,837
200,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	197,498
	Bank of America Corporation
116,000	2.369%, 7/21/2021[b]	114,868
254,000	2.328%, 10/1/2021[b]	250,795
250,000	2.738%, 1/23/2022[b]	248,033
252,000	3.499%, 5/17/2022[b]	254,182
247,000	3.550%, 3/5/2024[b]	248,367
119,000	3.864%, 7/23/2024[b]	121,296
	Bank of Montreal
130,000	1.500%, 7/18/2019	129,279
182,000	2.100%, 6/15/2020	180,261
	Bank of New York Mellon Corporation
234,000	2.600%, 2/7/2022	232,094
	Bank of Nova Scotia
126,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	125,963
174,000	2.700%, 3/7/2022	172,175
	Barclays plc
225,000	4.610%, 2/15/2023[b]	226,009
381,000	7.750%, 9/15/2023[b,i]	379,887
200,000	4.338%, 5/16/2024[b]	197,891
	BB&T Corporation
245,000	2.150%, 2/1/2021	241,199
	BNP Paribas SA
523,000	7.625%, 3/30/2021[b,f,i]	550,578
	Capital One Financial Corporation
116,000	2.500%, 5/12/2020	115,183
354,000	3.050%, 3/9/2022	349,441
	Cboe Global Markets, Inc.
181,000	1.950%, 6/28/2019	180,282
	Central Fidelity Capital Trust I
310,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	279,000
	CIT Group, Inc.
655,000	4.750%, 2/16/2024	662,369
	Citigroup, Inc.
234,000	2.450%, 1/10/2020	232,956
234,000	2.650%, 10/26/2020	232,375
363,000	2.350%, 8/2/2021	356,519
116,000	2.750%, 4/25/2022	114,631
125,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	124,090
244,000	3.142%, 1/24/2023[b]	242,563
	Citizens Bank NA
250,000	2.200%, 5/26/2020	246,782
	CNA Financial Corporation
185,000	5.750%, 8/15/2021	193,775
	Commonwealth Bank of Australia
232,000	2.250%, 3/10/2020[f]	230,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Financials (6.5%) - continued
	Compass Bank
$250,000	3.500%, 6/11/2021	$249,773
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
232,000	3.950%, 11/9/2022	233,699
	Credit Agricole SA
116,000	3.375%, 1/10/2022[f]	115,109
213,600	8.125%, 12/23/2025[b,f,i]	231,489
	Credit Suisse Group AG
174,000	7.500%, 7/17/2023[b,f,i]	177,480
508,000	7.500%, 12/11/2023[b,f,i]	538,837
	Credit Suisse Group Funding (Guernsey), Ltd.
234,000	3.125%, 12/10/2020	233,542
350,000	3.800%, 9/15/2022	350,542
	Danske Bank AS
200,000	5.000%, 1/12/2022[f]	202,539
	Deutsche Bank AG
125,000	2.700%, 7/13/2020	122,448
348,000	4.250%, 10/14/2021	344,465
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	95,588
	Digital Realty Trust, LP
185,000	2.750%, 2/1/2023	177,574
	Discover Bank
70,000	8.700%, 11/18/2019	72,799
247,000	3.100%, 6/4/2020	246,404
	Fidelity National Financial, Inc.
184,000	5.500%, 9/1/2022	195,162
	Fifth Third Bancorp
175,000	2.600%, 6/15/2022	171,055
124,000	3.650%, 1/25/2024	124,644
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[f]	286,094
	GE Capital International Funding Company
239,000	3.373%, 11/15/2025	228,234
	Goldman Sachs Group, Inc.
232,000	5.375%, 5/10/2020[b,i]	230,840
174,000	2.600%, 12/27/2020	172,825
234,000	5.250%, 7/27/2021	245,411
175,000	3.786%, (LIBOR 3M + 1.170%), 11/15/2021[b]	176,199
234,000	3.000%, 4/26/2022	231,580
187,000	2.876%, 10/31/2022[b]	184,230
120,000	3.801%, (LIBOR 3M + 1.050%), 6/5/2023[b]	119,386
	Hartford Financial Services Group, Inc.
116,000	4.741%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	99,180
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	150,027
	HSBC Holdings plc
348,000	3.400%, 3/8/2021	350,172
234,000	6.875%, 6/1/2021[b,i]	243,360
150,000	6.375%, 9/17/2024[b,i]	147,375
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	200,423
	Icahn Enterprises, LP
235,000	6.750%, 2/1/2024	242,050
325,000	6.375%, 12/15/2025	332,313
	ILFC E-Capital Trust II
1,165,000	4.800%, (H15T30Y + 1.800%), 12/21/2065[b,f]	891,225

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Financials (6.5%) - continued
	ING Groep NV
$225,000	4.100%, 10/2/2023	$227,823
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	236,939
234,000	5.875%, 8/15/2022	245,328
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	369,081
235,000	4.875%, 9/15/2027[f]	216,788
	J.P. Morgan Chase & Company
175,000	3.418%, (LIBOR 3M + 0.680%), 6/1/2021[b]	175,432
250,000	4.625%, 11/1/2022[b,i]	230,513
495,000	2.972%, 1/15/2023	491,183
174,000	2.776%, 4/25/2023[b]	171,534
231,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	233,831
238,000	4.023%, 12/5/2024[b]	244,148
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	55,779
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	134,274
135,000	4.998%, (LIBOR 3M + 2.358%), 5/17/2066[b]	116,775
	Lloyds Bank plc
250,000	12.000%, 12/16/2024[b,f,i]	300,655
	Lloyds Banking Group plc
270,000	6.657%, 5/21/2037[b,f,i]	264,767
	Macquarie Bank, Ltd.
307,000	6.125%, 3/8/2027[b,f,i]	275,149
	Marsh & McLennan Companies, Inc.
180,000	3.875%, 3/15/2024	183,480
	Mitsubishi UFJ Financial Group, Inc.
117,000	2.998%, 2/22/2022	116,052
250,000	3.455%, 3/2/2023	251,304
	Morgan Stanley
234,000	2.800%, 6/16/2020	233,652
232,000	5.500%, 7/28/2021	245,002
231,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	232,933
116,000	2.750%, 5/19/2022	114,318
150,000	4.875%, 11/1/2022	157,099
250,000	3.125%, 1/23/2023	248,672
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	561,000
	National City Corporation
140,000	6.875%, 5/15/2019	141,582
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	134,958
	Park Aerospace Holdings, Ltd.
675,000	5.500%, 2/15/2024[f]	685,969
	PNC Bank NA
234,000	2.450%, 11/5/2020	231,865
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[f]	800,950
	Realty Income Corporation
174,000	5.750%, 1/15/2021	180,928
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	134,974
126,000	3.800%, 8/14/2023	127,050
	Reinsurance Group of America, Inc.
175,000	4.700%, 9/15/2023	181,984
	Royal Bank of Canada
232,000	2.125%, 3/2/2020	230,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Financials (6.5%) - continued
	Royal Bank of Scotland Group plc
$534,000	8.625%, 8/15/2021[b,i]	$568,550
685,000	5.125%, 5/28/2024	688,348
289,000	7.648%, 9/30/2031[b,i]	352,037
	Santander Holdings USA, Inc.
178,000	4.450%, 12/3/2021	180,997
	Santander UK Group Holdings plc
253,000	2.875%, 8/5/2021	247,826
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	158,990
225,000	2.500%, 7/15/2021	222,344
	SITE Centers Corporation
62,000	4.625%, 7/15/2022	63,797
	Societe Generale SA
450,000	8.000%, 9/29/2025[b,f,i]	469,125
	Standard Chartered plc
35,000	2.100%, 8/19/2019[f]	34,821
	State Street Capital Trust IV
840,000	3.788%, (LIBOR 3M + 1.000%), 6/15/2047[b]	644,700
	State Street Corporation
160,000	3.540%, (LIBOR 3M + 0.900%), 8/18/2020[b]	161,010
	Sumitomo Mitsui Financial Group, Inc.
232,000	2.934%, 3/9/2021	230,633
116,000	2.784%, 7/12/2022	114,242
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[f]	249,878
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	124,598
	Synchrony Financial
118,000	3.000%, 8/15/2019	117,684
75,000	3.812%, (LIBOR 3M + 1.230%), 2/3/2020[b]	75,040
110,000	4.250%, 8/15/2024	107,395
	Toronto-Dominion Bank
170,000	2.550%, 1/25/2021	168,958
	UBS Group Funding Jersey, Ltd.
232,000	3.000%, 4/15/2021[f]	230,678
	USB Realty Corporation
747,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,i]	657,360
	Vantiv, LLC
660,000	4.375%, 11/15/2025[f]	633,587
	Ventas Realty, LP
126,000	3.100%, 1/15/2023	123,399
	Wachovia Capital Trust II
100,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	89,375
	Wells Fargo & Company
120,000	2.100%, 7/26/2021	117,334
122,000	2.625%, 7/22/2022	119,938
231,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	232,420
200,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	202,103
121,000	3.750%, 1/24/2024	123,079
	Welltower, Inc.
174,000	4.950%, 1/15/2021	178,586
	Westpac Banking Corporation
195,000	3.490%, (LIBOR 3M + 0.850%), 8/19/2021[b]	196,683

	Total	36,255,125

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Mortgage-Backed Securities (10.5%)
	Federal Home Loan Mortgage Corporation
$3,479,960	3.500%, 8/15/2035, Ser. 345, Class C8[j]	$530,301
	Federal Home Loan Mortgage Corporation - REMIC
3,188,016	3.000%, 5/15/2027, Ser. 4046, Class GIj	240,837
2,244,323	3.000%, 4/15/2033, Ser. 4203, Class DIj	184,842
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
10,475,000	4.000%, 2/1/2049[e]	10,727,464
	Federal National Mortgage Association
4,174,644	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	337,056
	Federal National Mortgage Association - REMIC
2,513,667	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	212,106
3,522,393	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	273,713
4,697,669	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	375,941
1,745,611	3.000%, 2/25/2028, Ser. 2013-2, Class GIj	144,845
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,375,000	3.500%, 2/1/2049[e]	7,411,731
10,437,500	4.000%, 2/1/2049[e]	10,683,556
22,850,000	4.500%, 2/1/2049[e]	23,741,239
3,675,000	5.000%, 3/1/2049[e]	3,859,587

	Total	58,723,218

Technology (1.3%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	440,000
	Apple, Inc.
232,000	2.850%, 5/6/2021	233,307
232,000	2.965%, (LIBOR 3M + 0.350%), 5/11/2022[b]	232,329
240,000	2.400%, 1/13/2023	236,336
	Baidu, Inc.
122,000	3.000%, 6/30/2020	121,483
	Broadcom Corporation
247,000	2.650%, 1/15/2023	234,681
250,000	3.625%, 1/15/2024	243,340
	CDK Global, Inc.
320,000	4.875%, 6/1/2027	310,400
	CommScope Technologies Finance, LLC
690,000	6.000%, 6/15/2025[f]	652,050
	Diamond 1 Finance Corporation
234,000	5.450%, 6/15/2023[f]	244,773
	Equinix, Inc.
540,000	5.750%, 1/1/2025	554,850
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	90,592
195,000	2.250%, 8/15/2021	189,616
	Harland Clarke Holdings Corporation
610,000	8.375%, 8/15/2022[f]	571,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Technology (1.3%) - continued
	Hewlett Packard Enterprise Company
$283,000	3.600%, 10/15/2020	$284,759
	Intel Corporation
120,000	1.700%, 5/19/2021	117,290
160,000	3.100%, 7/29/2022	162,158
	Marvell Technology Group, Ltd.
126,000	4.200%, 6/22/2023	125,828
	Microsoft Corporation
234,000	2.400%, 2/6/2022	232,961
	NetApp, Inc.
185,000	2.000%, 9/27/2019	183,818
	Oracle Corporation
170,000	2.500%, 5/15/2022	167,991
	Seagate HDD Cayman
330,000	4.750%, 1/1/2025	312,254
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,152
	VMware, Inc.
125,000	2.300%, 8/21/2020	123,038
	Western Digital Corporation
930,000	4.750%, 2/15/2026[h]	864,900

	Total	6,994,781

Transportation (0.4%)
	Air Canada Pass Through Trust
50,563	3.875%, 3/15/2023[f]	49,349
	Delta Air Lines, Inc.
174,000	2.875%, 3/13/2020	173,014
22,958	4.950%, 11/23/2020	23,057
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	160,394
	Penske Truck Leasing Company, LP
124,000	3.650%, 7/29/2021[f]	124,714
	Ryder System, Inc.
236,000	3.500%, 6/1/2021	236,511
	Union Pacific Corporation
189,000	3.750%, 7/15/2025	193,488
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	156,688
	United Continental Holdings, Inc.
640,000	4.250%, 10/1/2022	632,000
	XPO Logistics, Inc.
375,000	6.500%, 6/15/2022[f]	382,969
230,000	6.125%, 9/1/2023[f]	233,593

	Total	2,365,777

Utilities (1.2%)
	Alabama Power Company
117,000	2.450%, 3/30/2022	114,799
	Ameren Corporation
160,000	2.700%, 11/15/2020	158,507
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	238,994
	Calpine Corporation
315,000	5.375%, 1/15/2023	306,337
	CenterPoint Energy, Inc.
120,000	2.500%, 9/1/2022	115,341
	Consolidated Edison, Inc.
117,000	2.000%, 3/15/2020	115,692
	Dominion Energy, Inc.
232,000	2.579%, 7/1/2020	230,525
	DTE Energy Company
179,000	3.300%, 6/15/2022	177,719
	Duke Energy Corporation
250,000	2.400%, 8/15/2022	241,677

Principal Amount	Long-Term Fixed Income (47.5%)	Value
Utilities (1.2%) - continued
	Dynegy, Inc.
$775,000	7.375%, 11/1/2022	$806,000
	Edison International
116,000	2.125%, 4/15/2020	112,371
	Emera U.S. Finance, LP
135,000	2.150%, 6/15/2019	134,314
	Eversource Energy
127,000	2.500%, 3/15/2021	124,818
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	139,848
175,000	2.950%, 1/15/2020	174,495
	FirstEnergy Corporation
184,000	2.850%, 7/15/2022	179,396
	Fortis, Inc.
160,000	2.100%, 10/4/2021	154,117
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	124,908
	NextEra Energy Partners, LP
620,000	4.250%, 9/15/2024[f]	590,736
	NiSource, Inc.
177,000	3.650%, 6/15/2023	178,169
550,000	5.650%, 6/15/2023[b,f,i]	529,832
	Pinnacle West Capital Corporation
120,000	2.250%, 11/30/2020	117,948
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	174,356
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	141,138
	Sempra Energy
75,000	2.400%, 3/15/2020	74,269
	Southern California Edison Company
55,000	2.400%, 2/1/2022	52,479
	Southern Company
116,000	2.350%, 7/1/2021	113,649
	TerraForm Power Operating, LLC
695,000	5.000%, 1/31/2028[f]	645,481
	TransCanada Trust
467,000	5.875%, 8/15/2076[b]	455,885

	Total	6,723,800

	Total Long-Term Fixed Income (cost $269,145,475)	266,739,593

Shares	Registered Investment Companies (16.1%)	Value
Affiliated (14.7%)
8,776,868	Thrivent Core Emerging Markets Debt Fund	82,590,327

	Total	82,590,327

Unaffiliated (1.4%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	410,550
43,265	BlackRock Resources & Commodities Strategy Trust	346,553
131,500	Invesco Senior Loan ETF	2,950,860
3,282	iShares iBoxx $ High Yield Corporate Bond ETF[h]	279,331
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,166,200
85,976	MFS Intermediate Income Trust	324,989
95,073	Templeton Global Income Fund	606,566
19,445	Vanguard Short-Term Corporate Bond ETF	1,535,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

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Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Registered Investment Companies (16.1%)	Value
Unaffiliated (1.4%) - continued
113,376	Western Asset High Income Opportunity Fund, Inc.	$547,606

	Total	8,168,421

	Total Registered Investment Companies (cost $92,745,472)	90,758,748

Shares	Preferred Stock (1.0%)	Value
Consumer Staples (0.1%)
17,520	CHS, Inc., 7.100%[b,i]	459,374

	Total	459,374

Energy (0.2%)
58,690	Crestwood Equity Partners, LP, 9.250%[i]	528,210
23,150	NuStar Logistics, LP, 9.521%[b]	578,750

	Total	1,106,960

Financials (0.7%)
7,320	Agribank FCB, 6.875%[b,i]	761,280
5,700	CoBank ACB, 6.250%[b,i]	584,250
850	First Tennessee Bank NA, 3.750%[b,f,i]	620,500
14,700	GMAC Capital Trust I, 8.401%[b]	383,817
6,500	Hartford Financial Services Group, Inc., 7.875%[b]	185,705
13,100	Morgan Stanley, 7.125%[b,i]	364,180
709	Wells Fargo & Company, Convertible, 7.500%[i]	909,080

	Total	3,808,812

Real Estate (<0.1%)
15,181	Colony Capital, Inc., 8.75%[i]	389,545

	Total	389,545

Utilities (<0.1%)
1,000	NiSource, Inc., 6.500%[b,i,l]	27,380

	Total	27,380

	Total Preferred Stock (cost $5,725,804)	5,792,071

Shares	Common Stock (0.8%)	Value
Energy (0.4%)
19,099	Contura Energy, Inc.[l]	1,229,594
73,317	Pacific Drilling SAl	1,136,413

	Total	2,366,007

Financials (0.3%)
27,439	Apollo Investment Corporation[h]	419,817
70,899	Ares Capital Corporation	1,155,654

	Total	1,575,471

Materials (0.1%)
23,820	Verso Corporation[l]	587,639

	Total	587,639

	Total Common Stock (cost $3,920,439)	4,529,117

Shares	Collateral Held for Securities Loaned (0.9%)	Value
5,010,083	Thrivent Cash Management Trust	$5,010,083

	Total Collateral Held for Securities Loaned (cost $5,010,083)	5,010,083

Shares or Principal Amount	Short-Term Investments (13.1%)	Value
	Federal Home Loan Bank Discount Notes
800,000	2.380%, 4/3/2019[m,n]	796,746
200,000	2.380%, 4/8/2019[m,n]	199,120
	Thrivent Core Short-Term Reserve Fund
7,255,377	2.720%	72,553,773

	Total Short-Term Investments (cost $73,549,674)	73,549,639

	Total Investments (cost $628,213,932) 110.1%	$618,599,111

	Other Assets and Liabilities, Net (10.1%)	(56,894,126)

	Total Net Assets 100.0%	$561,704,985

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $92,818,215 or 16.5% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

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Schedule of Investments as of January 31, 2019

(unaudited)

n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of January 31, 2019:

Securities Lending Transactions
Taxable Debt Security	$3,310,391
Common Stock	1,015,377

Total lending	$4,325,768
Gross amount payable upon return of collateral for securities loaned	$5,010,083

Net amounts due to counterparty	$684,315

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	10,772,582	–	10,772,582	–
Capital Goods	11,245,815	–	10,087,265	1,158,550
Communications Services	38,915,122	–	35,336,717	3,578,405
Consumer Cyclical	21,380,430	–	20,203,332	1,177,098
Consumer Non-Cyclical	33,632,949	–	33,632,949	–
Energy	11,839,489	–	10,903,393	936,096
Financials	27,410,041	–	27,410,041	–
Technology	9,878,436	–	9,878,436	–
Utilities	7,144,996	–	7,144,996	–
Long-Term Fixed Income
Asset-Backed Securities	33,722,232	–	32,229,432	1,492,800
Basic Materials	6,825,306	–	6,825,306	–
Capital Goods	10,452,647	–	10,452,647	–
Collateralized Mortgage Obligations	42,333,447	–	41,053,399	1,280,048
Commercial Mortgage-Backed Securities	1,156,275	–	1,156,275	–
Communications Services	14,110,533	–	14,110,533	–
Consumer Cyclical	16,365,104	–	16,365,104	–
Consumer Non-Cyclical	14,207,957	–	14,207,957	–
Energy	16,503,391	–	16,503,391	–
Financials	36,255,125	–	36,255,125	–
Mortgage-Backed Securities	58,723,218	–	58,723,218	–
Technology	6,994,781	–	6,994,781	–
Transportation	2,365,777	–	2,365,777	–
Utilities	6,723,800	–	6,723,800	–
Registered Investment Companies
Unaffiliated	8,168,421	8,168,421	–	–
Preferred Stock
Consumer Staples	459,374	459,374	–	–
Energy	1,106,960	578,750	528,210	–
Financials	3,808,812	1,842,782	1,966,030	–
Real Estate	389,545	389,545	–	–
Utilities	27,380	27,380	–	–
Common Stock
Energy	2,366,007	2,366,007	–	–
Financials	1,575,471	1,575,471	–	–
Materials	587,639	587,639	–	–
Short-Term Investments	995,866	–	995,866	–
Subtotal Investments in Securities	$458,444,928	$15,995,369	$432,826,562	$9,622,997

Other Investments *	Total
Affiliated Registered Investment Companies	82,590,327
Affiliated Short-Term Investments	72,553,773
Collateral Held for Securities Loaned	5,010,083
Subtotal Other Investments	$160,154,183
Total Investments at Value	$618,599,111

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,010,820	1,010,820	–	–
Total Asset Derivatives	$1,010,820	$1,010,820	$–	$–
Liability Derivatives
Futures Contracts	220,931	220,931	–	–
Total Liability Derivatives	$220,931	$220,931	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $995,866 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	143	March 2019	$17,037,568	$475,464
CBOT 2-Yr. U.S. Treasury Note	71	March 2019	15,050,368	24,929
CBOT 5-Yr. U.S. Treasury Note	21	March 2019	2,403,745	8,302
CBOT U.S. Long Bond	36	March 2019	5,010,305	270,445
CME Ultra Long Term U.S. Treasury Bond	26	March 2019	3,957,570	231,680
Total Futures Long Contracts			$43,459,556	$1,010,820
CME E-mini S&P 500 Index	(60)	March 2019	($7,969,370)	($144,130)
Ultra 10-Yr. U.S. Treasury Note	(16)	March 2019	(2,014,199)	(76,801)
Total Futures Short Contracts			($9,983,569)	($220,931)
Total Futures Contracts			$33,475,987	$789,889

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$78,355	$1,002	$–	8,777	$82,590	14.7%
Total Affiliated Registered Investment Companies	78,355				82,590	14.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	77,692	45,211	50,349	7,255	72,554	12.9
Total Affiliated Short-Term Investments	77,692				72,554	12.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	5,374	8,112	8,476	5,010	5,010	0.9
Total Collateral Held for Securities Loaned	5,374				5,010	0.9
Total Value	$161,421				$160,154

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$3,233	$–	$945
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	–	–	–	470
Total Income from Affiliated Investments				$1,415
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	5
Total Affiliated Income from Securities Loaned, Net				$5
Total	$–	$3,233	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.0%)	Value
Brazil (12.2%)
45,550	Ambev SA	$218,842
46,760	Banco Bradesco SA ADR	580,759
15,300	BRF SAa	98,788
15,878	Lojas Renner SA	198,401
23,600	Multiplan Empreendimentos Imobiliarios SA	168,499
9,226	Ultrapar Participacoes SA	144,791
24,920	Vale SA ADR	310,005

	Total	1,720,085

Cayman Islands (12.1%)
2,288	Autohome, Inc. ADR[a]	165,606
72,000	China Resources Land, Ltd.	280,927
4,108	Huazhu Group, Ltd. ADR	130,429
5,800	Sunny Optical Technology Group Company, Ltd.	57,560
22,400	Tencent Holdings, Ltd.	997,127
9,000	Wuxi Biologics (Cayman), Inc.[a,b]	77,825

	Total	1,709,474

Chile (2.0%)
4,500	Banco Santander Chile SA ADR	145,530
16,700	S.A.C.I. Falabella	134,157

	Total	279,687

China (11.5%)
1,958	58.com, Inc. ADR[a]	124,137
22,500	China International Travel Service Corporation, Ltd.	184,119
41,696	Hangzhou Hikvision Digital Technology Company, Ltd.	188,162
3,399	Kweichow Moutai Company, Ltd.	351,076
24,600	Midea Group Company, Ltd.	160,300
45,500	Ping An Insurance Company of China, Ltd.	442,968
24,697	Shanghai International Airport Company, Ltd.	182,619

	Total	1,633,381

Hong Kong (6.5%)
39,400	AIA Group, Ltd.	355,763
18,500	China Mobile, Ltd.	194,571
52,000	Hang Lung Group, Ltd.	152,816
7,123	Hong Kong Exchanges & Clearing, Ltd.	222,872

	Total	926,022

Hungary (0.1%)
818	Richter Gedeon Nyrt	17,469

	Total	17,469

India (12.9%)
10,000	Aditya Birla Capital, Ltd. GDR[a]	11,528
2,000	Grasim Industries, Ltd.	20,306
5,400	Grasim Industries, Ltd. GDR	54,979
3,600	Hero Motocorp, Ltd.	132,618
6,576	Hindustan Unilever, Ltd.	163,020
19,220	Housing Development Finance Corporation	520,837
38,000	ITC, Ltd.	149,071
23,420	ITC, Ltd. GDR	91,967
14,429	Kotak Mahindra Bank, Ltd.	255,335
7,672	Tata Consultancy Services, Ltd.	217,625
2,200	Ultra Tech Cement, Ltd.	109,053

Shares	Common Stock (92.0%)	Value
India (12.9%) - continued
2,000	Ultra Tech Cement, Ltd. GDR	$98,970

	Total	1,825,309

Indonesia (5.5%)
543,000	Astra International Tbk PT	329,412
98,700	Indocement Tunggal Prakarsa Tbk PT	136,064
155,800	PT Bank Central Asia Tbk	315,170

	Total	780,646

Luxembourg (0.8%)
4,400	Tenaris SA ADR	109,868

	Total	109,868

Malaysia (1.3%)
31,700	Public Bank Berhad	192,022

	Total	192,022

Mexico (4.8%)
2,740	Fomento Economico Mexicano SAB de CV ADR	249,395
10,700	Grupo Aeroportuario del Sureste, SAB de CV	193,763
43,400	Grupo Financiero Banorte SAB de CV ADR	241,373

	Total	684,531

Philippines (2.4%)
610	Ayala Corporation	10,879
255,000	Ayala Land, Inc.	217,874
64,464	Bank of the Philippine Islands	112,837

	Total	341,590

Poland (0.7%)
3,238	Bank Pekao SA	96,367

	Total	96,367

Russia (2.3%)
4,058	Lukoil ADR	325,847

	Total	325,847

South Africa (3.7%)
13,600	Massmart Holdings, Ltd.	94,332
18,700	MTN Group, Ltd.	122,351
865	Naspers, Ltd.	200,095
16,643	Truworths International, Ltd.	101,295

	Total	518,073

South Korea (2.6%)
164	Amorepacific Corporation[a]	15,078
685	LG Chem, Ltd.	227,245
985	NAVER Corporation	120,747

	Total	363,070

Taiwan (4.8%)
91,000	Taiwan Semiconductor Manufacturing Company, Ltd.	675,035

	Total	675,035

Thailand (2.8%)
19,900	Siam Cement pcl	295,994
22,500	Siam Commercial Bank pcl	95,965

	Total	391,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.0%)	Value
Turkey (1.3%)
10,300	BIM Birlesik Magazalar AS	$179,987

	Total	179,987

United States (1.7%)
6,540	Yum China Holding, Inc.	238,383

	Total	238,383

	Total Common Stock (cost $12,204,379)	13,008,805

Shares	Preferred Stock (5.9%)
South Korea (5.9%)
24,830	Samsung Electronics Company, Ltd.	841,380

	Total	841,380

	Total Preferred Stock (cost $623,819)	841,380

Shares	Short-Term Investments (1.8%)
	Thrivent Core Short-Term Reserve Fund
25,254	2.720%	252,535

	Total Short-Term Investments (cost $252,535)	252,535

	Total Investments (cost $13,080,733) 99.7%	$14,102,720

	Other Assets and Liabilities, Net 0.3%	41,298

	Total Net Assets 100.0%	$14,144,018

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $77,825 or 0.6% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,924,634	289,743	1,634,891	–
Consumer Discretionary	1,478,685	238,383	1,240,302	–
Consumer Staples	1,669,116	249,395	1,419,721	–
Energy	580,506	109,868	470,638	–
Financials	3,600,205	737,817	2,862,388	–
Health Care	95,294	–	95,294	–
Industrials	657,309	–	657,309	–
Information Technology	892,660	–	892,660	–
Materials	1,440,778	408,975	1,031,803	–
Real Estate	669,618	130,429	539,189	–
Preferred Stock
Information Technology	841,380	–	841,380	–
Subtotal Investments in Securities	$13,850,185	$2,164,610	$11,685,575	$–

Other Investments *	Total
Affiliated Short-Term Investments	252,535
Subtotal Other Investments	$252,535
Total Investments at Value	$14,102,720

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$82	$596	$425	25	$253	1.8%
Total Affiliated Short-Term Investments	82				253	1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	111	413	524	–	–	–
Total Collateral Held for Securities Loaned	111				–	–
Total Value	$193				$253

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$1
Total Income from Affiliated Investments				$1
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Australia (5.4%)
79,921	ALS, LTD.	$423,207
57,200	Altium, Ltd.	1,045,236
92,144	Aristocrat Leisure, Ltd.	1,657,259
273,303	Australia and New Zealand Banking Group, Ltd.	4,975,153
86,257	Australian Pharmaceutical Industries, Ltd.	79,127
610,778	Beach Energy, Ltd.	803,458
158,223	BHP Group, Ltd.	4,039,881
175,743	Brambles, Ltd.	1,363,576
136,649	Charter Hall Group	819,202
50,126	Charter Hall Retail REIT	166,100
29,390	CIMIC Group, Ltd.	958,122
36,297	Computershare, Ltd.	470,213
1,341	Corporate Travel Management, Ltd.	22,967
27,956	CSL, Ltd.	3,975,164
268,179	Downer EDI, Ltd.	1,394,882
383,259	Evolution Mining, Ltd.	1,118,830
75,741	FlexiGroup, Ltd.	72,585
26,814	G8 Education, Ltd.	61,883
62,187	Genworth Mortgage Insurance Australia, Ltd.	100,559
29,492	Healius, Ltd.	62,590
1,767	IDP Education, Ltd.	14,609
78,059	Iluka Resources, Ltd.	496,266
43,107	Independence Group NL	137,897
76,275	Inghams Group, Ltd.	255,368
25,270	Macquarie Group, Ltd.	2,149,149
1,834,068	Medibank Private, Ltd.	3,496,513
241,120	Metcash, Ltd.	435,120
452,672	Mirvac Group	793,701
40,276	New Hope Corporation, Ltd.	117,593
229,674	Nine Entertainment Company Holdings, Ltd.	243,830
83,843	Northern Star Resources, Ltd.	535,921
235,894	Qantas Airways, Ltd.	935,211
238,478	Regis Resources, Ltd.	902,512
56,285	Rio Tinto, Ltd.	3,578,908
76,246	Sandfire Resources NL	388,960
267,056	Saracen Mineral Holdings, Ltd.[a]	655,538
99,138	Seven West Media, Ltd.[a]	38,971
103,035	Sigma Healthcare, Ltd.	40,485
25,947	Smartgroup Corporation, Ltd.	198,087
590,759	South32, Ltd.	1,511,605
127,779	St Barbara, Ltd.	465,942
238,598	Super Retail Group, Ltd.	1,265,532
6,684	Tassal Group, Ltd.	21,220
115,884	Telstra Corporation, Ltd.	262,735
169,119	Treasury Wine Estates, Ltd.	1,903,260
387,411	Vita Group, Ltd.	327,487
28,553	Vocus Group, Ltd.[a]	70,196
68,701	Whitehaven Coal, Ltd.	248,597

	Total	45,101,207

Austria (0.3%)
41,654	Erste Group Bank AG	1,453,947
1,844	EVN AG	29,842
35,819	Raiffeisen Bank International AG	947,510
3,790	S IMMO AG	73,086
3,191	UNIQA Insurance Group AG	29,133

	Total	2,533,518

Belgium (0.2%)
1,734	Barco NV	212,115
2,850	Cofinimmo SA	376,824
684	Compagnie d’ Entreprises CFE	72,606

Shares	Common Stock (87.2%)	Value
Belgium (0.2%) - continued
2,635	Fagron NV	$48,044
1,203	Gimv NV	68,849
3,256	KBC Ancora	145,695
3,466	Mobistar SA	66,331
3,514	SA D’Ieteren NV	133,142
5,362	UCB SA	464,633
428	Warehouses De Pauw CVA	62,510

	Total	1,650,749

Brazil (1.9%)
403,600	Ambev SA	1,939,075
408,046	Banco Bradesco SA ADR	5,067,935
133,408	BRF SAa	861,377
143,315	Lojas Renner SA	1,790,772
210,398	Multiplan Empreendimentos Imobiliarios SA	1,502,191
82,490	Ultrapar Participacoes SA	1,294,583
233,996	Vale SA ADR	2,910,910

	Total	15,366,843

Canada (2.0%)
60,849	Alaris Royalty Corporation	871,091
35,400	Alimentation Couche-Tard, Inc.	1,923,096
35,100	Brookfield Asset Management, Inc.	1,510,373
73,068	CAE, Inc.	1,552,615
36,448	Canadian National Railway Company	3,041,610
31,588	CGI Group, Inc.[a]	2,088,397
20,350	CI Financial Corporation	273,977
5,517	Entertainment One, Ltd.	28,558
55,480	Finning International, Inc.	1,051,373
18,790	Genworth MI Canada, Inc.[b]	639,370
20,643	Gluskin Sheff + Associates, Inc.	157,106
17,817	Granite REIT	807,762
1,194	Magna International, Inc.	63,174
9,715	Quebecor, Inc.	228,688
7,501	SmartCentres Real Estate Investment Trust	190,101
59,935	Stars Group, Inc.[a]	1,085,166
38,700	Suncor Energy, Inc.	1,248,226

	Total	16,760,683

Cayman Islands (2.0%)
20,459	Autohome, Inc. ADR[a,b]	1,480,823
594,000	China Resources Land, Ltd.	2,317,649
38,010	Huazhu Group, Ltd. ADR	1,206,818
49,200	Sunny Optical Technology Group Company, Ltd.	488,270
183,300	Tencent Holdings, Ltd.	8,159,529
389,000	Value Partners Group, Ltd.	289,091
962,830	WH Group, Ltd.[c]	825,661
197,000	Wharf Real Estate Investment Company, Ltd.	1,347,672
83,000	Wuxi Biologics (Cayman), Inc.[a,c]	717,714
142,000	Xinyi Glass Holdings Company, Ltd.	172,961

	Total	17,006,188

Chile (0.3%)
40,046	Banco Santander Chile SA ADR	1,295,088
135,375	S.A.C.I. Falabella	1,087,517

	Total	2,382,605

China (1.8%)
18,315	58.com, Inc. ADR[a]	1,161,171
211,398	China International Travel Service Corporation, Ltd.	1,729,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
China (1.8%) - continued
340,597	Hangzhou Hikvision Digital Technology Company, Ltd.	$1,537,018
27,895	Kweichow Moutai Company, Ltd.	2,881,214
220,900	Midea Group Company, Ltd.	1,439,436
411,000	Ping An Insurance Company of China, Ltd.	4,001,315
262,682	Shanghai International Airport Company, Ltd.	1,942,373

	Total	14,692,411

Denmark (2.1%)
11,153	Carlsberg AS	1,276,842
32,660	GN Store Nord AS	1,407,856
175,241	Novo Nordisk AS	8,212,860
3,304	Per Aarsleff Holding AS	108,911
4,643	Rockwool International AS	1,245,327
18,437	Royal Unibrew AS	1,388,551
409	Scandinavian Tobacco Group ASc	5,292
276	SimCorp AS	21,782
5,038	Spar Nord Bank AS	42,769
21,448	Sydbank AS	495,767
30,144	Topdanmark AS	1,436,192
23,780	Vestas Wind Systems AS	1,965,733

	Total	17,607,882

Faroe Islands (0.1%)
10,014	Bakkafrost PF	520,587

	Total	520,587

Finland (1.2%)
7,437	Cramo Oyj	141,986
8,789	DNA Oyj	185,170
20,215	Finnair Oyj	169,565
5,954	Kesko Oyj	342,608
18,140	Neste Oil Oyj	1,661,987
12,930	Raisio Oyj	39,663
39,816	Ramirent Oyj	272,973
13,098	Tieto Oyj	375,675
179,795	UPM-Kymmene Oyj	5,221,551
72,781	Valmet Oyj	1,639,805

	Total	10,050,983

France (4.5%)
105,880	Air France-KLM[a]	1,331,909
114,614	AXA SA	2,657,913
12,311	Beneteau SA	174,476
26,382	Capgemini SA	2,913,497
9,291	Cie Generale des Etablissements Michelin	1,009,204
113,363	CNP Assurances	2,575,478
13,078	Coface SA	120,112
16,350	Dassault Systemes SE	2,049,168
11,725	Derichebourg	53,474
15,029	Eiffage SA	1,408,006
4,715	Gaztransport Et Technigaz SA	398,259
6,262	Ipsen SA	787,986
4,329	Ipsos SA	100,437
3,985	Jacquet Metal Service	75,176
5,408	Kaufman & Broad SA	218,221
6,544	Kering SA	3,281,958
37,665	Lagardere SCA	984,127
13,195	LVMH Moet Hennessy Louis Vuitton SE	4,232,950
11,864	Metropole Television SA	181,349
10,257	Neopost SA	257,438
32,216	Peugeot SA	810,405

Shares	Common Stock (87.2%)	Value
France (4.5%) - continued
7,480	Rubis SCA	$446,489
23,312	Safran SA	3,062,939
1,986	Sartorius Stedim Biotech	218,908
37,323	Schneider Electric SE	2,654,467
5,645	Teleperformance SA	971,508
11,737	Thales SA	1,297,985
24,893	UbiSoft Entertainment SAa	2,209,163
10,707	Vinci SA	942,112

	Total	37,425,114

Germany (4.7%)
50,887	Aareal Bank AG	1,645,509
10,014	Adidas AG	2,382,738
8,139	ADVA Optical Networking SEa	69,552
30,074	Allianz SE	6,380,864
3,305	Amadeus Fire AG	330,001
2,862	BASF SE	209,663
24,218	Borussia Dortmund GmbH & Company KGaA	249,162
12,909	CANCOM SE	501,109
12,537	Carl Zeiss Meditec AG	1,137,883
15,245	CTS Eventim AG & Company KGAA	647,885
30,319	Deutsche EuroShop AG	943,512
102,346	Deutsche Pfandbriefbank AGc	1,155,985
73,831	Deutsche Telekom AG	1,200,553
47,402	Deutz AG	337,521
40,269	Evonik Industries AG	1,101,297
89,138	Evotec AGa	2,093,098
34,314	Freenet AG	730,716
19,114	Gerresheimer AG	1,294,416
1,723	Hamborner REIT AG	18,090
3,738	Hamburger Hafen und Logistik AG	83,280
17,284	Hannover Rueckversicherung SE	2,494,658
58,206	Infineon Technologies AG	1,294,701
3,920	Isra Vision AG	132,343
18,485	Jenoptik AG	598,395
3,916	Klockner & Company SE	29,268
8,084	LEG Immobilien AG	949,637
5,658	Nemetschek SE	726,164
22,753	ProSiebenSat.1 Media AG	406,153
2,703	PUMA SEa	1,505,156
15,046	Rheinmetall AG	1,562,829
1,322	Siltronic AG	131,339
8,544	Sixt SE	777,397
14,547	Software AG	528,512
41,233	TAG Immobilien AG	1,042,112
990	Takkt AG	16,736
23,894	Vonovia SE	1,200,876
16,442	Wirecard AG	2,726,372
329	XING AG	98,537

	Total	38,734,019

Hong Kong (1.2%)
374,800	AIA Group, Ltd.	3,384,261
121,000	Champion REIT	91,986
198,000	China Mobile, Ltd.	2,082,434
116,000	Giordano International, Ltd.	58,392
992,000	Haitong International Securities Group, Ltd.	348,845
442,000	Hang Lung Group, Ltd.	1,298,930
61,794	Hong Kong Exchanges & Clearing, Ltd.	1,933,480
100,500	Kerry Properties, Ltd.	417,429
24,000	Luk Fook Holdings International, Ltd.	69,764
176,000	Melco International Development, Ltd.	412,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Hong Kong (1.2%) - continued
74,000	SmarTone Telecommunications Holdings, Ltd.	$87,856
7,000	Sunlight Real Estate Investment Trust	4,874

	Total	10,191,248

Hungary (<0.1%)
7,617	Richter Gedeon Nyrt	162,670

	Total	162,670

India (1.9%)
40,875	Aditya Birla Capital, Ltd.[a]	46,705
47,500	Grasim Industries, Ltd.	482,275
28,379	Hero Motocorp, Ltd.	1,045,432
59,056	Hindustan Unilever, Ltd.	1,464,012
157,848	Housing Development Finance Corporation	4,277,479
547,394	ITC, Ltd.	2,147,377
129,385	Kotak Mahindra Bank, Ltd.	2,289,588
70,836	Tata Consultancy Services, Ltd.	2,009,344
43,588	Ultra Tech Cement, Ltd.	2,160,643

	Total	15,922,855

Indonesia (0.8%)
4,662,500	Astra International Tbk PT	2,828,515
866,600	Indocement Tunggal Prakarsa Tbk PT	1,194,662
1,439,800	PT Bank Central Asia Tbk	2,912,592

	Total	6,935,769

Ireland (0.3%)
53,913	Glanbia plc	1,030,249
46,394	Green REIT Public, Ltd. Company	76,785
9,276	ICON plc[a]	1,297,527
15,897	UDG Healthcare plc	121,022

	Total	2,525,583

Israel (0.3%)
178,427	Bank Leumi Le-Israel BM	1,179,652
6,562	First International Bank of Israel, Ltd.	155,374
38,807	Israel Discount Bank, Ltd.	137,254
406	Paz Oil Company, Ltd.	60,728
33,435	Plus500, Ltd.	673,997

	Total	2,207,005

Italy (2.4%)
707,832	A2A SPA	1,291,526
4,816	Acea SPA	73,619
52,694	Amplifon SPA	944,033
56,989	Assicurazioni Generali SPA	997,719
6,642	ASTM SPA	159,368
749,618	Banca Monte dei Paschi di Siena SPA[a,b]	1,061,979
15,821	Banca Popolare Di Sondrio SCRL	42,212
2,430	Biesse SPA	56,709
1,854	De’Longhi	46,259
626	DiaSorin SPA	57,325
71,700	Enav SPA[c]	367,049
223,754	Enel SPA	1,352,349
244,360	Eni SPA	4,143,318
22,250	ERG SPA	435,929
19,600	Fincantieri SPA	22,685
145,459	Hera SPA	491,584
206,375	Iren SPA	506,160
158,930	Italgas SPA	962,229
1,528	Italmobiliare SPA	33,929
6,287	La Doria SPA	62,012
30,875	Maire Tecnimont SPA	123,924

Shares	Common Stock (87.2%)	Value
Italy (2.4%) - continued
127,221	Mediobanca SPA	$1,108,697
32,530	Moncler SPA	1,224,253
438,931	Piaggio & C. SPA	1,008,161
2,588	Reply SPA	143,467
252,616	Saras SPA	538,249
85,312	Societa Iniziative Autostradali e Servizi SPA	1,313,039
24,311	Technogym SPA[c]	281,887
181,944	Unipol Gruppo SPA	833,018

	Total	19,682,688

Japan (19.0%)
14,600	Adastria Holdings Company, Ltd.	268,298
13,000	Adeka Corporation	205,079
14,600	Advantest Corporation	334,143
1,900	AEON Fantasy Company, Ltd.	45,331
19	AEON REIT Investment Corporation	22,249
19,600	AGC, Inc.	664,250
46,700	Aichi Corporation	257,131
14,600	Aida Engineering, Ltd.	105,542
7,000	Aisan Industry Company, Ltd.	48,455
8,100	Alpen Company, Ltd.	124,308
26,700	AOKI Holdings, Inc.	314,491
29,700	Aoyama Trading Company, Ltd.	742,131
8,000	Arcland Sakamoto Company, Ltd.	100,612
4,200	Arcland Service Holdings Company, Ltd.	77,553
15,100	Arcs Company, Ltd.	337,322
61,900	Benesse Holdings, Inc.	1,616,063
25,900	Broadleaf Company, Ltd.	132,605
2,700	BRONCO BILLY Company, Ltd.	64,279
20,900	Canon Electronics, Inc.	343,603
109,900	Canon, Inc.	3,160,748
69,400	Capcom Company, Ltd.	1,493,849
800	Cawachi, Ltd.	15,707
41,800	Chiyoda Company, Ltd.	703,427
2,300	Chiyoda Integre Company, Ltd.	40,315
52,700	Chubu Electric Power Company, Inc.	834,165
338,400	Citizen Watch Company, Ltd.	1,806,339
28,400	Coca-Cola Bottlers Japan, Inc.	877,226
3,900	Cocokara Fine, Inc.	180,933
5,200	Colowide Company, Ltd.	113,007
6,100	Computer Engineering & Consulting, Ltd.	108,235
5,800	Cosel Company, Ltd.	57,775
18,700	Cosmo Energy Holdings Company, Ltd.	423,360
10,900	Daido Steel Company, Ltd.	455,643
8,600	Daiichikosho Company, Ltd.	406,266
7,400	DaikyoNishikawa Corporation	76,594
32,800	Daito Trust Construction Company, Ltd.	4,555,665
167	Daiwa Office Investment Corporation	1,116,916
32,200	Denso Corporation	1,481,094
43,300	DMG Mori Company, Ltd.	589,424
18,900	Don Quijote Holdings Company, Ltd.	1,099,058
13,000	Doutor Nichires Holdings Company, Ltd.	248,836
49,800	DTS Corporation	1,762,639
10,100	DUSKIN Company, Ltd.	243,129
34,800	Ebara Corporation	960,534
15,100	EDION Corporation	153,266
4,800	EPS Holdings, Inc.	72,901
35,600	Exedy Corporation	897,718
64,800	F@N Communications, Inc.	328,936
14,800	Fancl Corporation	319,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Japan (19.0%) - continued
10,900	Fields Corporation	$76,370
42,400	Financial Products Group Company, Ltd.	465,590
6,900	Fuji Machine Manufacturing Company, Ltd.	90,057
8,400	Fuji Oil Holdings, Inc.	265,035
12,200	Fuji Soft, Inc.	496,601
1,200	Fujibo Holdings, Inc.	29,582
2,900	Fuyo General Lease Company, Ltd.	144,865
15,700	Geo Holdings Corporation	240,727
11,300	Glory, Ltd.	280,733
3,000	Goldcrest Company, Ltd.	45,534
1,500	GOLDWIN, Inc.	147,726
90,700	Gree, Inc.	411,779
6,900	GS Yuasa Corporation	144,025
7,400	H2O Retailing Corporation	104,146
139,100	Hachijuni Bank, Ltd.	615,928
40,400	Heiwa Corporation	853,592
219	Heiwa Real Estate REIT, Inc.	248,592
38,200	Hitachi Chemical Company, Ltd.	630,096
27,700	Hitachi, Ltd.	871,400
900	Hogy Medical Company, Ltd.	30,052
39,500	Hokuetsu Corporation	214,292
15,700	Hokuhoku Financial Group, Inc.	179,978
5,600	Hokuriku Electric Power Company[a]	49,291
169,300	Honda Motor Company, Ltd.	5,082,720
34,800	Hoya Corporation	2,019,700
64	Hulic REIT, Inc.	105,142
23,300	IBIDEN Company, Ltd.	339,661
323	Ichigo Real Estate Investment Corporation	300,829
7,600	Ichiyoshi Securities Co., Ltd.	63,086
10,000	INES Corporation	121,425
61,300	Isuzu Motors, Ltd.	911,859
11,200	Itochu Enex Company, Ltd.	97,939
1,300	JAFCO Company, Ltd.	45,628
14,800	Japan Aviation Electronics Industry, Ltd.	192,882
419	Japan Excellent, Inc.	598,965
300	Japan Rental Housing Investments, Inc.	235,866
288,000	Japan Tobacco, Inc.	7,290,934
54,500	JFE Holdings, Inc.	960,694
11,900	JSR Corporation	192,404
122,700	JVC Kenwood Corporation	287,916
25,300	Kabu.com Securities Company, Ltd.	125,760
22,200	Kadokawa Dwango Corporation	241,000
800	Kanamoto Company, Ltd.	22,228
4,800	Kandenko Company, Ltd.	45,091
2,700	Kanematsu Electronics, Ltd.	79,205
2,800	Kayto Sangyo Company, Ltd.	81,865
60,100	KDDI Corporation	1,501,576
104	Kenedix Office Investment Corporation	714,264
53	Kenedix Retail REIT Corporation	126,258
41,500	Kewpie Corporation	943,201
5,900	Keyence Corporation	3,036,232
11,100	Kintetsu World Express, Inc.	160,919
23,900	KITZ Corporation	195,670
3,600	KLab, Inc.	30,165
6,900	Kohnan Shoji Company, Ltd.	174,436
25,200	Kokuyo Company, Ltd.	368,000
60,900	Komatsu, Ltd.	1,603,627
2,900	KOMERI Company, Ltd.	73,379
40,500	Konoike Transport Company, Ltd.	606,932
1,500	Kura Corporation	77,729

Shares	Common Stock (87.2%)	Value
Japan (19.0%) - continued
2,600	Kurabo Industries, Ltd.	$56,068
7,100	Kyokuto Kaihatsu Kogyo Company, Ltd.	100,228
800	KYORIN Holdings, Inc.	16,987
19,600	Kyowa Exeo Corporation	481,734
305	LaSalle Logiport REIT	304,626
34,000	Lintec Corporation	752,908
7,500	Macnica Fuji Electronics Holdings, Inc.	98,053
19,100	Maeda Corporation	188,690
16,400	Makino Milling Machine Company, Ltd.	671,431
12,200	Mandom Corporation	286,755
23,800	Matsumotokiyoshi Holdings Company, Ltd.	735,235
14,600	Meiko Network Japan Company, Ltd.	127,310
500	Milbon Company, Ltd.	20,096
24,000	Ministop Company, Ltd.	431,348
83	MIRAI Corporation	145,657
39,200	Mitsubishi Corporation	1,148,883
138,200	Mitsubishi Gas Chemical Company, Inc.	2,185,860
2,700	Mitsubishi Research Institute, Inc.	79,064
5,900	Mitsubishi Shokuhin Company, Ltd.	154,314
20,600	Mitsui & Company, Ltd.	336,561
3,400	Mitsui Sugar Company, Ltd.	92,306
1,964,300	Mizuho Financial Group, Inc.	3,224,118
40	Mori Hills REIT Investment Corporation	53,123
180	Mori Trust Sogo REIT, Inc.	278,833
2,300	Morinaga and Company, Ltd.	94,538
13,000	Murata Manufacturing Company, Ltd.	1,952,806
5,100	Nachi-Fujikoshi Corporation	204,639
5,400	Nagase & Co., Ltd.	79,038
38,900	NEC Networks & System Integration Corporation	859,217
24,000	Net One Systems Company, Ltd.	502,996
239,200	NHK Spring Company, Ltd.	2,219,161
41,900	Nichi-Iko Pharmaceutical Company, Ltd.	632,805
1,500	Nihon Chouzai Company, Ltd.	46,243
4,700	Nihon Unisys, Ltd.	112,349
16,600	Nikkiso Company, Ltd.	154,263
9,100	Nikkon Holdings Company, Ltd.	229,177
6,100	Nintendo Company, Ltd.	1,850,057
3,700	Nippon Flour Mills Company, Ltd.	62,076
47,800	Nippon Kayaku Company, Ltd.	601,879
429,700	Nippon Light Metal Holdings Company, Ltd.	953,505
8,000	Nippon Shokubai Company, Ltd.	530,278
192,200	Nippon Steel & Sumitomo Metal Corporation	3,559,221
25,200	Nipro Corporation	338,186
7,000	Nishimatsu Construction Company, Ltd.	163,195
7,500	Nishimatsuya Chain Company, Ltd.	61,833
3,400	Nishi-Nippon Financial Holdings, Inc.	30,666
819,278	Nissan Motor Company, Ltd.	6,996,633
11,100	Nisshin Oillio Group, Ltd.	318,137
18,600	Nissin Kogyo Company, Ltd.	253,326
900	Noevir Holdings Company, Ltd.	38,534
29,100	North Pacific Bank, Ltd.	77,874
12,100	NSD Company, Ltd.	257,011
89,000	NTT Data Corporation	1,060,988
1,800	OBIC Business Consultants Company, Ltd.	66,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Japan (19.0%) - continued
15,300	OBIC Company, Ltd.	$1,449,954
12,100	Oki Electric Industry Company, Ltd.	156,286
5,175	Okinawa Electric Power Company, Inc.	97,907
22,500	Okuma Corporation	1,163,721
42	One REIT, Inc.	106,731
240,300	Onward Holdings Company, Ltd.	1,404,888
64,500	ORIX Corporation	972,906
6,900	Paramount Bed Holdings Company, Ltd.	289,309
18,200	PC Depot Corporation	73,971
270	Premier Investment Corporation	329,806
6,900	Prima Meat Packers, Ltd.	130,643
32,500	Relia, Inc.	283,475
19,800	ROHTO Pharmaceutical Company, Ltd.	533,867
54,200	Round One Corporation	616,671
3,400	Royal Holdings Company, Ltd.	82,917
2,800	Ryobi, Ltd.	72,050
27,200	Ryoyo Electro Corporation	371,890
4,400	Saint Marc Holdings Company, Ltd.	100,095
19,300	Samty Corporation, Ltd.	270,839
6,200	Sanki Engineering Company, Ltd.	64,713
18,500	Sawai Pharmaceutical Company, Ltd.	953,342
14,100	SCSK Corporation	570,549
17,100	Seiko Holdings Corporation	360,099
69,500	Seino Holdings Company, Ltd.	960,824
44	Sekisui House REIT, Inc.	30,853
330,200	Sekisui House, Ltd.	4,934,968
39,300	Seven & I Holdings Company, Ltd.	1,711,240
7,700	Shikoku Electric Power Company	97,575
400	Shimachu Company, Ltd.	11,462
6,000	SHIMAMURA Company, Ltd.	519,575
300	Shindengen Electric Manufacturing Company, Ltd.	11,915
37,800	Shinko Electric Industries Company, Ltd.	260,635
13,500	Ship Healthcare Holdings, Inc.	510,592
57,100	SKY Perfect JSAT Holdings, Inc.	251,484
20,000	Sodick Company, Ltd.	151,741
50,100	SoftBank Group Corporation	3,946,065
30,000	Sojitz Corporation	115,342
65,800	Sony Corporation	3,297,037
52,300	Sugi Holdings Company, Ltd.	2,171,393
66,500	Sumitomo Corporation	1,029,655
388,500	Sumitomo Electric Industries, Ltd.	5,535,486
28,400	Sumitomo Heavy Industries, Ltd.	963,417
160,100	Sumitomo Rubber Industries, Ltd.	2,225,420
100	Sumitomo Seika Chemicals Company, Ltd.	3,965
2,100	Sundrug Company, Ltd.	67,205
29,100	Suzuki Motor Corporation	1,519,618
11,300	Taiho Kogyo Company, Ltd.	101,606
2,500	Takara Holdings, Inc.	28,639
60,800	Takara Leben Company, Ltd.	190,796
3,500	Takeuchi Manufacturing Company, Ltd.	63,762
48,200	TIS, Inc.	2,169,700
1,700	Toei Animation Company, Ltd.	73,641
900	Toei Company, Ltd.	110,756
26,700	Toho Holdings Company, Ltd.	654,023
20,500	Tokyo Dome Corporation	172,103
27,500	Tokyo Tatemono Company, Ltd.	334,394
26,000	Tosei Corporation	244,145
6,400	Towa Pharmaceutical Company, Ltd.	449,731
11,500	Toyo Tanso Company, Ltd.	244,935
74,100	Toyoda Gosei Company, Ltd.	1,621,227
16,800	Toyota Motor Corporation	1,034,042

Shares	Common Stock (87.2%)	Value
Japan (19.0%) - continued
2,100	TS Tech Company, Ltd.	$63,182
33,800	Tsubakimoto Chain Company	1,251,682
113,800	TV Asahi Holdings Corporation	2,107,340
50,100	Ube Industries, Ltd.	1,132,904
5,700	United Super Markets Holdings, Inc.	61,004
1,800	UNIZO Holdings Company, Ltd.	34,047
4,100	Valor Company, Ltd.	99,571
4,300	Vital KSK Holdings, Inc.	43,805
4,900	Wacoal Holdings Corporation	132,874
23,800	Wakita & Company, Ltd.	253,231
40,600	Yamato Holdings Company, Ltd.	1,081,807
3,200	Yellow Hat, Ltd.	75,500
3,700	Yodogawa Steel Works, Ltd.	75,215
10,300	Yokohama Reito Company, Ltd.	87,632
300	Zenkoku Hosho Company, Ltd.	10,519
13,600	Zenrin Company, Ltd.	344,956
14,000	Zensho Holdings Company, Ltd.	323,463

	Total	157,811,882

Luxembourg (0.2%)
2,046	ADO Properties SAc	122,820
121,036	B&M European Value Retail SA	515,381
4,706	Oriflame Holdings AG	104,687
39,100	Tenaris SA ADR	976,327

	Total	1,719,215

Malaysia (0.2%)
269,500	Public Bank Berhad	1,632,487

	Total	1,632,487

Mexico (0.8%)
27,000	Fomento Economico Mexicano SAB de CV ADR	2,457,540
95,000	Grupo Aeroportuario del Sureste, SAB de CV	1,720,331
410,308	Grupo Financiero Banorte SAB de CV ADR	2,281,962

	Total	6,459,833

Netherlands (2.9%)
2,611	Aalberts Industries NV	91,450
69,609	ASR Nederland NV	2,935,972
15,102	BE Semiconductor Industries NV	391,669
45,494	Euronext NVc	2,802,496
14,633	Ferrari NV	1,821,953
2,572	ForFarmers BV	25,001
14,269	Heineken Holding NV	1,238,727
12,026	Intertrust NVc	195,408
75,263	Koninklijke Ahold Delhaize NV	1,982,882
17,456	Koninklijke DSM NV	1,632,414
47,951	Koninklijke Philips NV	1,890,468
7,846	Koninklijke VolkerWessels NV	134,637
28,677	NN Group NV	1,210,951
3,681	NSI NV	155,048
101,112	Pharming Group NVa	95,774
33,156	Signify NVc	821,369
110,513	Unilever NV	5,917,977
4,942	Vastned Retail NV	192,646
14,195	Wereldhave NV	454,878

	Total	23,991,720

New Zealand (<0.1%)
65,058	Air New Zealand, Ltd.	126,517
64,795	Infratil, Ltd.	169,006

	Total	295,523

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Norway (1.9%)
7,808	Aker BP ASA	$260,165
18,191	Austevoll Seafood ASA	232,308
314,241	DnB ASA	5,577,538
48,763	Elkem ASA[a,c]	141,754
14,140	Entra ASA[c]	204,901
60,227	Leroy Seafood Group ASA	481,631
44,683	Mowi ASA	987,072
19,998	SalMar ASA	1,047,125
2,113	Scatec Solar ASA[c]	21,124
4,085	SpareBank 1 Nord-Norge	32,029
18,642	SpareBank 1 SMN	191,624
124,805	Storebrand ASA	956,487
248,636	Telenor ASA	4,707,160
15,469	TGS Nopec Geophysical Company ASA	458,580
18,162	Tomra Systems ASA	471,878
9,448	Veidekke ASA	103,170

	Total	15,874,546

Philippines (0.5%)
6,330	Ayala Corporation	112,894
3,199,800	Ayala Land, Inc.	2,733,936
854,240	Bank of the Philippine Islands	1,495,251

	Total	4,342,081

Poland (0.1%)
31,433	Bank Pekao SA	935,488

	Total	935,488

Portugal (0.2%)
2,978,379	Banco Espirito Santo SAa,d,e	341
68,525	Galp Energia SGPS SA	1,070,667
13,916	NOS SGPS SA	90,271
31,586	Redes Energeticas Nacionais SGPS SA	94,874

	Total	1,256,153

Russia (0.3%)
35,278	Lukoil ADR	2,832,735

	Total	2,832,735

Singapore (0.5%)
157,500	CapitaLand Retail China Trust	175,560
97,300	DBS Group Holdings, Ltd.	1,734,135
1,500	Mapletree Commercial Trust	1,963
90,100	United Overseas Bank, Ltd.	1,688,583
236,900	Yanlord Land Group, Ltd.	223,990

	Total	3,824,231

South Africa (0.6%)
141,590	Massmart Holdings, Ltd.	982,096
177,800	MTN Group, Ltd.	1,163,317
7,800	Naspers, Ltd.	1,804,326
148,153	Truworths International, Ltd.	901,704

	Total	4,851,443

South Korea (0.4%)
2,805	Amorepacific Corporation[a]	257,894
5,487	LG Chem, Ltd.	1,820,278
8,856	NAVER Corporation	1,085,618

	Total	3,163,790

Spain (3.3%)
30,799	ACS Actividades de Construccion y Servicios SA Rights[a]	16,903
107,288	ACS Actividades de Construccion y Servicios, SAa	4,440,014

Shares	Common Stock (87.2%)	Value
Spain (3.3%) - continued
40,188	Amadeus IT Holding SA	$2,922,401
1,029	Applus Services SA	11,797
1,233,700	Banco de Sabadell SA	1,414,563
330,173	Bankinter SA	2,578,069
2,708	Bolsas y Mercados Espanoles SA	81,831
658,875	CaixaBank SA	2,491,858
107,627	CIA De Distribucion Integral	2,779,228
1,292	Construcciones y Auxiliar de Ferrocarriles SA	58,209
136,583	Enagas SA	3,981,106
19,212	Euskaltel SAc	176,055
13,127	Global Dominion Access SAa,c	68,485
31,771	Grifols SA	828,789
104,797	Iberdrola SA	866,196
13,205	Lar Espana Real Estate SOCIMI SA	127,187
4,443	Let’s GOWEX SAa,d,e	1
7,775	Masmovil Ibercom SAa	169,534
346,223	Mediaset Espana Comunicacion SA	2,439,347
86,360	Merlin Properties Socimi SA	1,158,584
29,470	Prosegur Compania de Seguridad SA	159,531
57,215	Repsol SA	1,004,295

	Total	27,773,983

Sweden (2.2%)
9,313	AF AB	164,161
56,986	Arjo AB	202,753
30,742	Atlas Copco AB, Class B	735,633
29,997	Axfood AB	525,250
24,690	Bilia AB	217,211
9,788	Biotage AB	125,645
23,721	Cloetta AB	62,924
10,491	Dios Fastigheter AB	75,278
30,363	Fastighets AB Balder[a]	958,259
40,754	Granges AB	391,962
47,111	Hemfosa Fastigheter AB	418,142
36,626	Hexpol AB	324,199
26,297	Investor AB	1,156,579
58,684	Klovern AB, Class B	71,474
39,523	Kungsleden AB	300,027
15,232	Loomis AB	546,510
32,581	NetEnt AB	157,791
211,278	Nobina ABc	1,449,036
7,713	Nolato AB	355,159
10,303	Nyfosa ABa	55,681
6,045	Peab AB	50,391
18,575	Sandvik AB	296,826
95,808	SAS ABa	259,025
108,682	SKF AB	1,830,663
219,039	SSAB AB, Class A	868,292
87,654	SSAB AB, Class B	293,485
15,946	Swedbank AB	362,236
24,669	Swedish Match AB	1,105,222
71,749	Swedish Orphan Biovitrum ABa	1,693,744
280,235	Telefonaktiebolaget LM Ericsson	2,497,866
3,359	Trelleborg AB	56,580
52,014	Wihlborgs Fastigheter AB	678,591

	Total	18,286,595

Switzerland (6.4%)
728	BKW FMB Energie	51,230
127	Bobst Group SA	10,264
2,756	Cembra Money Bank AG	237,994
46	Conzzeta AG	40,059
27,195	Ferguson plc	1,821,059
187,882	Ferrexpo plc	638,127
6,636	Flughafen Zuerich AG	1,172,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
Switzerland (6.4%) - continued
13,484	Galenica AGa,c	$615,704
232	Georg Fischer AG	205,643
361,899	Glencore Xstrata plc	1,471,595
490	Helvetia Holding AG	290,098
6,750	Implenia AG	238,086
277	Inficon Holding AG	147,353
93	Kardex AG	12,266
762	Landis+Gyr Group AGa	49,212
52,010	Logitech International SA	1,897,466
9,012	Lonza Group AG	2,380,954
108,025	Nestle SA	9,418,040
125,289	Novartis AG	10,937,827
29,116	OC Oerlikon Corporation AG, Pfaeffikon	376,249
18,747	Pargesa Holding SA	1,479,818
508	PSP Swiss Property AG	52,263
52,529	Roche Holding AG	13,974,592
5,839	Roche Holding AG-BR	1,534,855
889	Siegfried Holding AG	313,569
1,777	Straumann Holding AG	1,290,142
8,609	Sunrise Communications Group AGa,c	725,806
2,284	Tecan Group AG	461,218
3,605	Valora Holding AG	958,062

	Total	52,801,725

Taiwan (0.7%)
799,362	Taiwan Semiconductor Manufacturing Company, Ltd.	5,929,644

	Total	5,929,644

Thailand (0.4%)
175,850	Siam Cement pcl	2,615,607
210,400	Siam Commercial Bank pcl	897,379

	Total	3,512,986

Turkey (0.2%)
84,296	BIM Birlesik Magazalar AS	1,473,030

	Total	1,473,030

United Kingdom (12.6%)
112,049	3i Group plc	1,250,545
47,874	Abcam plc	834,429
11,198	Aggreko plc	102,033
58,222	Anglo American plc	1,487,905
42,699	Ashmore Group plc	226,640
51,209	Ashtead Group plc	1,298,912
43,825	Associated British Foods plc	1,375,385
81,726	Aviva plc	444,475
51,751	BBA Aviation plc	160,607
28,534	Bellway plc	1,061,243
13,960	Berkeley Group Holdings plc	687,341
258,590	BHP Group plc	5,777,588
22,257	Bodycote plc	222,370
16,440	Bovis Homes Group plc	218,590
469,041	BP plc	3,204,079
30,103	Brewin Dolphin Holdings plc	118,249
13,864	Britvic plc	160,142
111,325	Bunzl plc	3,510,306
47,112	Carnival plc	2,665,542
50,696	Coca-Cola HBC AG	1,703,844
105,845	Compass Group plc	2,264,924
16,400	Computacenter plc	225,223
44,127	Daily Mail and General Trust plc	350,733
22,400	Derwent London plc	952,720
117,725	Diageo plc	4,493,132
2,691	Dialog Semiconductor plc[a]	78,675

Shares	Common Stock (87.2%)	Value
United Kingdom (12.6%) - continued
20,264	Diploma plc	$338,282
541,263	Direct Line Insurance Group plc	2,392,395
11,170	Domino’s Pizza Group plc	38,887
102,762	Drax Group plc	542,459
53,250	EI Group plc[a]	140,733
65,422	Electrocomponents plc	466,998
6,552	EMIS Group plc	76,998
18,610	Fevertree Drinks plc	628,631
325,647	GlaxoSmithKline plc	6,325,536
21,452	Grainger plc	64,253
91,405	Great Portland Estates plc	878,057
67,454	Greene King plc	532,127
23,048	Greggs plc	469,260
19,433	Halma plc	357,409
269,196	Hansteen Holdings plc	325,360
392,806	Hays plc	778,886
1,658	Hiscox, Ltd.	30,853
11,153	HomeServe plc	138,028
245,393	Howden Joinery Group plc	1,627,946
231,049	HSBC Holdings plc	1,945,485
26,927	Ibstock plc[c]	85,751
93,950	IG Group Holdings plc	782,932
139,326	Imperial Brands plc	4,624,784
38,320	Inchcape plc	288,336
76,148	Indivior plc[a]	113,451
116,024	Intermediate Capital Group plc	1,548,818
1,770,627	ITV plc	3,005,586
239,094	JD Sports Fashion plc	1,454,000
308,737	Legal & General Group plc	1,051,834
992,728	Lloyds TSB Group plc	756,818
411,188	Marks and Spencer Group plc	1,555,758
135,930	Mondi plc	3,287,202
183,015	Moneysupermarket.com Group plc	727,857
350,062	National Express Group plc	1,809,929
12,449	Next plc	791,738
157,355	PageGroup plc	912,448
111,457	Paragon Banking Group plc	607,062
11,416	Pennon Group plc	114,344
33,174	Persimmon plc	1,034,880
71,549	QinetiQ Group plc	284,728
94,534	Redrow plc	720,923
88,635	RELX plc	1,963,218
19,947	Rio Tinto plc	1,103,508
4,500	Rotork plc	16,242
66,627	Royal Dutch Shell plc, Class A	2,065,460
242,970	Royal Dutch Shell plc, Class B	7,543,874
18,113	Safestore Holdings plc	137,078
15,273	Saga plc	21,844
82,432	Senior plc	244,741
101,050	Smith & Nephew plc	1,903,647
9,836	Spectris plc	335,797
4,668	Spirax-Sarco Engineering plc	392,580
270,816	SSP Group plc	2,370,347
2,616	St. Modwen Properties plc	14,087
69,631	Stagecoach Group plc	141,910
78,336	Tate & Lyle plc	707,121
766,676	Tesco plc	2,244,395
104,337	Tritax Big Box REIT plc	191,223
12,779	Tritax Big Box REIT plc Rights[a,d]	1,631
74,531	Unilever plc	3,915,405
4,398	UNITE Group plc	52,525
19,619	Vesuvius plc	144,893
3,765	Victrex plc	113,056
2,939	WH Smith plc	75,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (87.2%)	Value
United Kingdom (12.6%) - continued
14,782	William Hill plc	$34,213

	Total	104,267,633

United States (0.4%)
14,090	Nice, Ltd. ADR[a]	1,549,196
51,187	Yum China Holding, Inc.	1,865,766

	Total	3,414,962

	Total Common Stock (cost $705,521,574)	723,912,292

Principal Amount	Long-Term Fixed Income (9.6%)
Albania (<0.1%)
	Albania Government International Bond
$170,000	3.500%, 10/9/2025[c,f]	196,041

	Total	196,041

Angola (0.2%)
	Angola Government International Bond
210,000	8.250%, 5/9/2028	216,250
760,000	8.250%, 5/9/2028[c]	782,617
200,000	9.375%, 5/8/2048	210,844

	Total	1,209,711

Argentina (0.5%)
	Argentina Government International Bond
1,680,000	3.750%, 2/8/2019[g]	68,817
150,000	4.500%, 6/21/2019	152,550
10,000	4.500%, 2/13/2020	9,640
700,000	48.797%, (BADLARPP + 3.25%), 3/1/2020[g,h]	20,779
400,000	4.000%, 3/6/2020[g]	15,320
1,225,000	51.542%, (BADLARPP + 2%), 4/3/2022[g,h]	34,655
420,000	3.375%, 1/15/2023[f]	407,419
800,000	6.875%, 1/26/2027	677,208
200,000	5.875%, 1/11/2028	159,202
420,000	5.250%, 1/15/2028[f]	376,556
426,592	7.820%, 12/31/2033[f]	438,140
151,372	7.820%, 12/31/2033[f]	157,111
14,020	8.280%, 12/31/2033	12,387
235,542	8.280%, 12/31/2033	202,566
850,000	7.125%, 7/6/2036	672,784
100,000	2.260%, 12/31/2038[f,i]	68,161
710,000	2.500%, 12/31/2038[i]	420,675
100,000	6.250%, 11/9/2047[f]	86,989
190,000	6.875%, 1/11/2048	145,637
	Argentina Letras Del Tosoro
186,493	Zero Coupon, 7/26/2019	182,874
	Argentina Treasury Bond BONCER
100,000	2.500%, 7/22/2021[g]	4,838
	Cablevision SA
150,000	6.500%, 6/15/2021[c]	146,438

	Total	4,460,746

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
150,000	3.500%, 9/1/2032	128,688

	Total	128,688

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Bahrain (<0.1%)
	Bahrain Government International Bond
$200,000	7.500%, 9/20/2047	$199,246

	Total	199,246

Belize (<0.1%)
	Belize Government International Bond
135,900	4.938%, 2/20/2034[c]	75,424

	Total	75,424

Bermuda (0.1%)
	Digicel, Ltd.
200,000	6.000%, 4/15/2021[c]	184,600
330,000	6.750%, 3/1/2023[c]	269,676

	Total	454,276

Brazil (0.3%)
	Banco do Brasil SA/Cayman
400,000	9.000%, 6/18/2024[h,j]	424,800
	Brazil Government International Bond
4,912,000	10.000%, 1/1/2021[k]	1,427,068
227,000	10.000%, 1/1/2029[k]	67,187
	Brazil Loan Trust 1
252,945	5.477%, 7/24/2023[c]	259,901
	Brazil Notas do Tesouro Nacional
246,000	10.000%, 1/1/2025[k]	72,312
	Embraer Netherlands BV
31,000	5.050%, 6/15/2025	32,178
	Samarco Mineracao SA
200,000	4.125%, 11/1/2022[l]	121,000

	Total	2,404,446

Cayman Islands (0.1%)
	China Evergrande Group
200,000	8.750%, 6/28/2025	177,528
	Embraer Overseas, Ltd.
20,000	5.696%, 9/16/2023	21,100
	Kaisa Group Holdings, Ltd.
200,000	8.500%, 6/30/2022	163,992
200,000	9.375%, 6/30/2024	154,446
	KSA Sukuk, Ltd.
490,000	4.303%, 1/19/2029[c]	497,350

	Total	1,014,416

Chile (0.1%)
	Chile Government International Bond
410,000	3.240%, 2/6/2028	403,850
	Itau CorpBanca
286,000	3.875%, 9/22/2019[c]	287,010
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	193,750
200,000	4.375%, 1/28/2025[c]	198,000

	Total	1,082,610

Colombia (0.3%)
	Banco de Bogota SA
450,000	6.250%, 5/12/2026[c]	470,700
	Colombia Government International Bond
440,000	2.625%, 3/15/2023	423,060
30,000	8.125%, 5/21/2024	35,625
830,000	4.500%, 3/15/2029	849,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Colombia (0.3%) - continued
$310,000	5.200%, 5/15/2049	$320,233

	Total	2,099,131

Costa Rica (0.1%)
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	31,200
200,000	4.250%, 1/26/2023	184,500
200,000	5.625%, 4/30/2043	160,690
210,000	5.625%, 4/30/2043[c]	168,724
240,000	7.158%, 3/12/2045[c]	216,900

	Total	762,014

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
270,000	6.750%, 3/30/2029[c]	271,080
	Dominican Republic Government International Bond
4,000,000	15.000%, 4/5/2019[m]	79,823
900,000	16.000%, 7/10/2020[m]	19,296
400,000	7.500%, 5/6/2021	414,400
600,000	11.500%, 5/10/2024[m]	12,555
290,000	8.625%, 4/20/2027	335,965
1,600,000	18.500%, 2/4/2028[c,m]	44,158
2,900,000	11.375%, 7/6/2029[m]	60,614
790,000	6.850%, 1/27/2045	815,675
470,000	6.500%, 2/15/2048[c]	465,300

	Total	2,518,866

Ecuador (0.3%)
	Ecuador Government International Bond
410,000	7.950%, 6/20/2024	388,557
700,000	9.650%, 12/13/2026[c]	684,390
240,000	9.625%, 6/2/2027[c]	233,688
770,000	8.875%, 10/23/2027[c]	718,949
370,000	10.750%, 1/31/2029[c]	377,511
	EP PetroEcuador
61,579	8.443%, (LIBOR 3M + 5.63%), 9/24/2019[h]	61,548

	Total	2,464,643

Egypt (0.1%)
	Egypt Government International Bond
200,000	4.750%, 4/16/2026[c,f]	213,650
390,000	5.625%, 4/16/2030[c,f]	403,986
550,000	7.903%, 2/21/2048[c]	506,309

	Total	1,123,945

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	101,000
52,000	5.875%, 1/30/2025	49,485
50,000	8.625%, 2/28/2029[c]	53,875

	Total	204,360

Gabon (0.1%)
	Gabon Government International Bond
621,000	6.375%, 12/12/2024	593,428

	Total	593,428

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Ghana (0.1%)
	Ghana Government International Bond
$880,000	7.625%, 5/16/2029	$836,924
200,000	8.627%, 6/16/2049	185,844

	Total	1,022,768

Guatemala (0.3%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	169,907
	Guatemala Government International Bond
1,010,000	5.750%, 6/6/2022	1,055,460
230,000	4.500%, 5/3/2026[c]	224,802
350,000	4.375%, 6/5/2027[c]	333,200
500,000	4.875%, 2/13/2028	492,300

	Total	2,275,669

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020[c]	311,219
400,000	8.750%, 12/16/2020	429,268

	Total	740,487

India (0.2%)
	Bank of Baroda
790,000	4.875%, 7/23/2019	794,340
	Reliance Industries, Ltd.
250,000	3.667%, 11/30/2027	233,667
300,000	3.667%, 11/30/2027[c]	280,400

	Total	1,308,407

Indonesia (0.7%)
	Indonesia Government International Bond
320,000	3.700%, 1/8/2022[c]	321,439
843,000	5.875%, 1/15/2024	917,500
240,000	3.375%, 7/30/2025[f]	300,054
310,000	4.750%, 2/11/2029	324,639
180,000	8.500%, 10/12/2035	250,454
600,000	6.750%, 1/15/2044	752,476
	Perusahaan Penerbit SBSN Indonesia III
200,000	3.400%, 3/29/2022[c]	198,522
260,000	4.325%, 5/28/2025	261,950
1,020,000	4.150%, 3/29/2027[c]	1,004,700
1,440,000	4.400%, 3/1/2028[c]	1,441,800

	Total	5,773,534

Iraq (<0.1%)
	Iraq Government International Bond
270,000	5.800%, 1/15/2028	255,282

	Total	255,282

Ireland (<0.1%)
	Phosagro OAO
220,000	3.949%, 4/24/2023[c]	210,650

	Total	210,650

Isle of Man (<0.1%)
	Gohl Capital, Ltd.
200,000	4.250%, 1/24/2027	191,869

	Total	191,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Italy (0.1%)
	Wind Tre SPA
$240,000	2.625%, 1/20/2023[c,f]	$247,501
160,000	2.625%, 1/20/2023[f]	165,001
340,000	5.000%, 1/20/2026[c]	279,650

	Total	692,152

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
110,000	5.250%, 3/22/2030[f]	116,616
100,000	6.625%, 3/22/2048[c,f]	102,002
200,000	6.625%, 3/22/2048[f]	204,004

	Total	422,622

Japan (<0.1%)
	SoftBank Group Corporation
265,000	6.000%, 7/19/2023[h,j]	236,603

	Total	236,603

Kazakhstan (<0.1%)
	Kazakhstan Government International Bond
100,000	1.550%, 11/9/2023[c,f]	116,454

	Total	116,454

Kenya (0.1%)
	Kenya Government International Bond
220,000	6.875%, 6/24/2024	219,538
220,000	7.250%, 2/28/2028[c]	214,658

	Total	434,196

Kuwait (0.1%)
	Kuwait Government International Bond
340,000	3.500%, 3/20/2027	340,646

	Total	340,646

Lebanon (<0.1%)
	Lebanon Government International Bond
60,000	6.000%, 1/27/2023	51,950
40,000	6.200%, 2/26/2025	33,577
50,000	6.850%, 3/23/2027	41,412
92,000	6.650%, 11/3/2028	75,405
10,000	6.650%, 2/26/2030	7,993

	Total	210,337

Luxembourg (0.2%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	201,060
400,000	7.500%, 5/15/2026	379,000
	Gazprom OAO Via Gaz Capital SA
200,000	9.250%, 4/23/2019	202,308
	Sberbank of Russia Via SB Capital SA
400,000	5.500%, 2/26/2024[h]	400,000
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	202,222

	Total	1,384,590

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
280,000	5.625%, 7/26/2023[c,f]	364,875
120,000	2.750%, 1/18/2025[f]	138,722

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Macedonia, The Former Yugoslav Republic Of (0.1%) - continued
$460,000	2.750%, 1/18/2025[c,f]	$530,463

	Total	1,034,060

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[c]	185,110
	MTN Mauritius Investments, Ltd.
200,000	5.373%, 2/13/2022	198,750

	Total	383,860

Mexico (0.5%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[n]	103,619
	Banco Santander Mexico SA
330,000	5.950%, 10/1/2028[c,h]	335,280
	BBVA Bancomer SA
200,000	5.125%, 1/18/2033[h]	180,500
200,000	5.125%, 1/18/2033[c,h]	180,500
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	203,102
	Mexican Bonos
1,460,400	6.500%, 6/9/2022[n]	72,525
7,425,500	8.000%, 12/7/2023[n]	384,935
	Mexico City Airport Trust
201,000	5.500%, 10/31/2046	179,392
355,000	5.500%, 7/31/2047	314,495
	Mexico Government International Bond
128,000	5.750%, 10/12/2110	125,633
200,000	4.500%, 4/22/2029	200,602
	Petroleos Mexicanos
400,000	6.375%, 2/4/2021	406,000
120,000	5.375%, 3/13/2022	118,200
10,000	3.500%, 1/30/2023	9,162
860,000	5.125%, 3/15/2023[f]	1,030,903
80,000	6.875%, 8/4/2026	79,000
190,000	6.500%, 3/13/2027	182,191
38,000	6.375%, 1/23/2045	32,367
	Unifin Financiera SAB de CV SOFOM ENR
200,000	7.375%, 2/12/2026[c]	177,800

	Total	4,316,206

Netherlands (0.2%)
	Embraer Netherlands Finance BV
10,000	5.400%, 2/1/2027	10,550
	Metinvest BV
225,000	7.750%, 4/23/2023[c]	214,313
	Minejesa Capital BV
200,000	4.625%, 8/10/2030	187,895
	Petrobras Global Finance BV
194,000	6.125%, 1/17/2022	203,981
	Syngenta Finance NV
100,000	1.250%, 9/10/2027[f]	98,585
1,050,000	5.182%, 4/24/2028[c]	1,000,252
300,000	5.676%, 4/24/2048[c]	259,112

	Total	1,974,688

Nigeria (0.4%)
	Nigeria Government International Bond
206,000	6.750%, 1/28/2021	212,188
200,000	6.375%, 7/12/2023	202,174
200,000	6.500%, 11/28/2027[c]	191,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Nigeria (0.4%) - continued
$430,000	7.143%, 2/23/2030[c]	$412,620
360,000	8.747%, 1/21/2031[c]	380,462
400,000	7.875%, 2/16/2032	397,240
440,000	7.696%, 2/23/2038[c]	422,400
320,000	7.625%, 11/28/2047	300,243
200,000	7.625%, 11/28/2047[c]	187,652
300,000	9.248%, 1/21/2049[c]	317,850

	Total	3,023,909

Oman (0.1%)
	Oman Government International Bond
1,140,000	6.750%, 1/17/2048[c]	971,351

	Total	971,351

Pakistan (0.1%)
	Pakistan Government International Bond
290,000	6.875%, 12/5/2027[c]	282,808
	Third Pakistan International Sukuk Company, Ltd.
290,000	5.625%, 12/5/2022[c]	284,258

	Total	567,066

Panama (<0.1%)
	Panama Government International Bond
200,000	4.500%, 4/16/2050	200,702
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	51,601

	Total	252,303

Papua New Guinea (<0.1%)
	Papua New Guinea Government International Bond
200,000	8.375%, 10/4/2028[c]	214,000

	Total	214,000

Paraguay (0.2%)
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	417,687
410,000	5.000%, 4/15/2026[c]	422,300
350,000	4.700%, 3/27/2027[c]	357,000
400,000	6.100%, 8/11/2044	436,000

	Total	1,632,987

Peru (0.1%)
	Abengoa Transmision Sur SA
316,032	6.875%, 4/30/2043[c]	350,796
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[c]	94,806
260,000	6.750%, 11/23/2021	273,884
22,000	4.625%, 4/12/2023	22,055
80,000	4.625%, 4/12/2023[c]	80,200

	Total	821,741

Philippines (0.1%)
	Philippines Government International Bond
420,000	3.750%, 1/14/2029	424,819

	Total	424,819

Qatar (0.1%)
	Qatar Government International Bond
200,000	3.875%, 4/23/2023[c]	203,750

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Qatar (0.1%) - continued
$210,000	4.500%, 4/23/2028[c]	$221,722
360,000	5.103%, 4/23/2048[c]	386,202

	Total	811,674

Romania (0.2%)
	Romania Government International Bond
170,000	2.375%, 4/19/2027[c,f]	193,852
330,000	2.875%, 5/26/2028[f]	376,395
490,000	3.375%, 2/8/2038[c,f]	507,571
220,000	5.125%, 6/15/2048*	216,700

	Total	1,294,518

Russia (0.3%)
	Credit Bank of Moscow
210,000	8.875%, 11/10/2022[h,j]	166,950
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	206,572
	Russia Government International Bond
200,000	4.875%, 9/16/2023[c]	207,383
1,800,000	4.750%, 5/27/2026	1,833,120

	Total	2,414,025

Senegal (<0.1%)
	Senegal Government International Bond
190,000	4.750%, 3/13/2028[c,f]	208,035

	Total	208,035

Singapore (<0.1%)
	ABJA Investment Company Pte, Ltd.
200,000	5.450%, 1/24/2028	180,435

	Total	180,435

South Africa (0.3%)
	South Africa Government International Bond
900,000	5.875%, 9/16/2025	943,875
2,830,000	7.000%, 2/28/2031[o]	179,460
7,963,000	8.250%, 3/31/2032[o]	550,136
515,000	9.000%, 1/31/2040[o]	36,704
570,000	6.500%, 2/28/2041[o]	30,886
1,350,000	8.750%, 1/31/2044[o]	93,194
650,000	5.650%, 9/27/2047	618,311

	Total	2,452,566

South Korea (<0.1%)
	Shinsegae, Inc.
200,000	2.625%, 5/8/2045[h]	196,469

	Total	196,469

Sri Lanka (0.4%)
	Sri Lanka Government International Bond
350,000	6.250%, 10/4/2020	351,233
660,000	5.750%, 4/18/2023[c]	638,495
400,000	6.125%, 6/3/2025	381,567
370,000	6.850%, 11/3/2025[c]	365,160
200,000	6.825%, 7/18/2026	194,533
430,000	6.200%, 5/11/2027	400,510
640,000	6.750%, 4/18/2028[c]	613,714

	Total	2,945,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
$200,000	5.375%, 3/14/2022	$201,500

	Total	201,500

Suriname (<0.1%)
	Suriname Government International Bond
280,000	9.250%, 10/26/2026[c]	265,440

	Total	265,440

Thailand (<0.1%)
	Thaioil Treasury Center Company, Ltd.
200,000	5.375%, 11/20/2048[c]	213,181

	Total	213,181

Tunisia (<0.1%)
	Banque Centrale de Tunisie SA
210,000	6.750%, 10/31/2023[c,f]	235,558

	Total	235,558

Turkey (0.8%)
	Akbank Turk Anonim Sirketi
200,000	6.797%, 4/27/2028[h]	175,386
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	200,040
	Hazine Mustesarligi Varlik Kiralama AS
690,000	5.004%, 4/6/2023[c]	663,936
	TC Ziraat Bankasi AS
200,000	5.125%, 5/3/2022	186,080
	Turkey Government International Bond
710,000	7.000%, 6/5/2020	728,190
600,000	6.250%, 9/26/2022	609,000
200,000	3.250%, 3/23/2023	182,000
640,000	5.750%, 3/22/2024	629,702
600,000	3.250%, 6/14/2025[f]	642,915
270,000	5.200%, 2/16/2026[f]	317,002
400,000	6.000%, 3/25/2027	385,238
200,000	5.125%, 2/17/2028	180,590
370,000	6.125%, 10/24/2028	354,275
200,000	7.625%, 4/26/2029	209,993
10,000	6.875%, 3/17/2036	9,816
100,000	6.750%, 5/30/2040	96,644
400,000	4.875%, 4/16/2043	313,260
420,000	5.750%, 5/11/2047	358,756

	Total	6,242,823

Ukraine (0.4%)
	Ukraine Government International Bond
190,000	7.750%, 9/1/2021	186,614
200,000	7.750%, 9/1/2022	192,924
380,000	7.750%, 9/1/2023	362,045
500,000	8.994%, 2/1/2024[c]	491,250
450,000	7.750%, 9/1/2024	420,720
270,000	7.750%, 9/1/2025	247,841
150,000	7.750%, 9/1/2026	136,268
440,000	7.750%, 9/1/2027	396,669
540,000	9.750%, 11/1/2028[c]	535,648
200,000	7.375%, 9/25/2032	170,219
170,000	Zero Coupon, 5/31/2040[h]	103,697

	Total	3,243,895

Principal Amount	Long-Term Fixed Income (9.6%)	Value
United Arab Emirates (0.2%)
	Abu Dhabi Crude Oil Pipeline, LLC
$790,000	4.600%, 11/2/2047[c]	$799,338
	Abu Dhabi Government International Bond
200,000	3.125%, 5/3/2026	197,260
500,000	3.125%, 10/11/2027[c]	488,300
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	219,832
	DP World, Ltd., Convertible
200,000	1.750%, 6/19/2024	191,400

	Total	1,896,130

United States (0.2%)
	Cemex Finance, LLC.
140,000	4.625%, 6/15/2024[f]	166,782
	Comcel Trust
200,000	6.875%, 2/6/2024	206,669
	Puerto Rico Sales Tax Financing Corporation Rev.
15,000	5.750%, 8/1/2057, Ser. Ce,l	12,375
5,000	5.000%, 8/1/2021, Ser. Ce,l	4,125
10,000	5.500%, 8/1/2022, Ser. Ae,l	4,875
15,000	5.500%, 8/1/2028, Ser. Ae,l	7,313
20,000	6.130%, 8/1/2029, Ser. Ae,l	16,300
45,000	6.750%, 8/1/2032, Ser. Ae,l	22,050
20,000	6.050%, 8/1/2036, Ser. Be,l	16,300
50,000	5.750%, 8/1/2037, Ser. Ae,l	24,375
10,000	5.375%, 8/1/2039, Ser. Ae,l	4,875
15,000	5.000%, 8/1/2040, Ser. Ce,l	12,375
95,000	5.250%, 8/1/2040, Ser. Ce,l	78,375
65,000	5.500%, 8/1/2042, Ser. Ae,l	31,687
25,000	5.000%, 8/1/2046, Ser. Ce,l	20,625
	Puerto Rico Sales Tax Financing Corporation Rev. Refg.
5,000	6.130%, 8/1/2030, Ser. Ae,l	4,075
45,000	6.000%, 8/1/2031, Ser. Ce,l	36,675
5,000	6.000%, 8/1/2032, Ser. Ce,l	4,075
5,000	4.850%, 8/1/2036, Ser. De,l	4,075
5,000	6.050%, 8/1/2037, Ser. Be,l	4,075
25,000	6.130%, 8/1/2037, Ser. Ae,l	20,375
10,000	5.375%, 8/1/2038, Ser. Ce,l	4,875
35,000	6.000%, 8/1/2038, Ser. Ce,l	28,525
15,000	6.130%, 8/1/2038, Ser. Ae,l	12,225
100,000	5.250%, 8/1/2041, Ser. Ce,l	48,750
75,000	5.000%, 8/1/2043, Ser. A-1[e,l]	36,562
5,000	5.250%, 8/1/2043, Ser. A-1[e,l]	2,438
	Sasol Financing USA LLC
510,000	5.875%, 3/27/2024	526,117

	Total	1,361,943

Uruguay (<0.1%)
	Uruguay Government International Bond
180,000	4.975%, 4/20/2055	180,900
20,000	4.375%, 1/23/2031	20,440

	Total	201,340

Venezuela (0.2%)
	Petroleos de Venezuela SA
5,360,000	6.000%, 10/28/2022[d,l]	825,440
3,250,000	6.000%, 5/16/2024[d,l]	639,600
637,000	6.000%, 11/15/2026[d,l]	112,112
680,000	5.375%, 4/12/2027[d,l]	136,544
70,000	5.500%, 4/12/2037[d,l]	14,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value
Venezuela (0.2%) - continued
	Venezuela Government International Bond
$14,000	9.250%, 5/7/2028[l]	$4,350

	Total	1,732,214

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
110,000	5.750%, 1/31/2027[c]	109,587
	Huarong Finance 2017 Company, Ltd.
200,000	4.500%, 1/24/2022[h,j]	194,052
200,000	4.000%, 11/7/2022[h,j]	187,427

	Total	491,066

Zambia (<0.1%)
	Zambia Government International Bond
380,000	8.970%, 7/30/2027[c]	312,740

	Total	312,740

	Total Long-Term Fixed Income (cost $83,256,553)	79,126,011

Shares	Preferred Stock (0.9%)
South Korea (0.9%)
223,270	Samsung Electronics Company, Ltd.	7,565,640

	Total	7,565,640

	Total Preferred Stock (cost $4,079,765)	7,565,640

Shares	Collateral Held for Securities Loaned (0.2%)
1,864,145	Thrivent Cash Management Trust	1,864,145

	Total Collateral Held for Securities Loaned (cost $1,864,145)	1,864,145

Shares or Principal Amount	Short-Term Investments (1.4%)
	Federal Home Loan Bank Discount Notes
4,300,000	2.340%, 2/5/2019[p,q]	4,298,856
450,000	2.385%, 3/21/2019[p,q]	448,560
	Thrivent Core Short-Term Reserve Fund
657,668	2.720%	6,576,683
	Volkswagen Credit, Inc.
400,000	3.350%, 7/8/2019[p]	394,531

	Total Short-Term Investments (cost $11,718,290)	11,718,630

	Total Investments (cost $806,440,327) 99.3%	$824,186,718

	Other Assets and Liabilities, Net 0.7%	5,849,405

	Total Net Assets 100.0%	$830,036,123

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $40,249,790 or 4.8% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Principal amount is displayed in Argentine Pesos.
h

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in South African Rand.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of January 31, 2019 was $216,700 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2019.

Security	Acquisition Date	Cost
Romania Government International Bond, 6/15/2048	6/7/2018	$217,507

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of January 31, 2019:

Securities Lending Transactions

Common Stock	$1,731,878

Total lending	$1,731,878
Gross amount payable upon return of collateral for securities loaned	$1,864,145

Net amounts due to counterparty	$132,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

BADLARPP	-	Argentina Deposit Rates Badlar Private Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	49,288,292	2,641,994	46,646,297	1
Consumer Discretionary	106,158,799	1,928,940	104,229,859	–
Consumer Staples	85,663,238	2,457,540	83,205,698	–
Energy	32,708,154	976,327	31,731,827	–
Financials	119,836,503	6,363,023	113,473,139	341
Health Care	72,951,598	1,297,527	71,654,071	–
Industrials	89,247,195	–	89,247,195	–
Information Technology	58,563,007	1,549,196	57,013,811	–
Materials	64,560,415	2,910,910	61,649,505	–
Real Estate	34,417,934	1,206,818	33,209,485	1,631
Utilities	10,517,157	–	10,517,157	–
Long-Term Fixed Income
Basic Materials	3,002,214	–	3,002,214	–
Capital Goods	230,610	–	230,610	–
Communications Services	2,820,789	–	2,820,789	–
Consumer Cyclical	388,338	–	388,338	–
Consumer Non-Cyclical	783,634	–	783,634	–
Energy	6,006,514	–	4,278,650	1,727,864
Financials	5,819,507	–	5,819,507	–
Foreign Government	57,931,862	–	57,931,862	–
Transportation	956,367	–	956,367	–
U.S. Municipals	462,375	–	462,375	–
Utilities	723,801	–	723,801	–
Preferred Stock
Information Technology	7,565,640	–	7,565,640	–
Short-Term Investments	5,141,947	–	5,141,947	–
Subtotal Investments in Securities	$815,745,890	$21,332,275	$792,683,778	$1,729,837

Other Investments *	Total
Affiliated Short-Term Investments	6,576,683
Collateral Held for Securities Loaned	1,864,145
Subtotal Other Investments	$8,440,828
Total Investments at Value	$824,186,718

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,529,871	2,529,871	–	–
Foreign Currency Forward Contracts	545,394	–	545,394	–
Total Asset Derivatives	$3,075,265	$2,529,871	$545,394	$–
Liability Derivatives
Futures Contracts	3,346,075	3,346,075	–	–
Foreign Currency Forward Contracts	610,471	–	610,471	–
Total Liability Derivatives	$3,956,546	$3,346,075	$610,471	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of January 31, 2019. Investments and/or cash totaling $5,148,793 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	32	March 2019	$6,747,576	$46,924
CBOT 5-Yr. U.S. Treasury Note	60	March 2019	6,817,517	74,046
CBOT U.S. Long Bond	12	March 2019	1,670,990	89,260
CME Ultra Long Term U.S. Treasury Bond	30	March 2019	4,611,248	222,502
Eurex Euro STOXX 50 Index	25	March 2019	872,027	33,063
FTSE 100 Index	5	March 2019	441,366	12,151
ICE mini MSCI EAFE Index	495	March 2019	43,201,965	2,043,510
SFE S&P ASX Share Price Index 200	2	March 2019	202,531	8,415
SGX MSCI Singapore Index	2	February 2019	53,295	(42)
TSE Tokyo Price Index	4	March 2019	581,479	(5,670)
Total Futures Long Contracts			$65,199,994	$2,524,159
CBOT 10-Yr. U.S. Treasury Note	(3)	March 2019	($364,340)	($3,066)
CME 3 Month Eurodollar	(79)	December 2019	(19,186,348)	(48,177)
Eurex 10-Yr. Euro BUND	(11)	March 2019	(2,042,047)	(44,966)
Eurex 2-Yr. Euro SCHATZ	(2)	March 2019	(256,080)	(46)
Eurex 30-Yr. Euro BUXL	(2)	March 2019	(404,467)	(21,369)
Eurex 5-Yr. Euro BOBL	(22)	March 2019	(3,327,345)	(21,242)
ICE US mini MSCI Emerging Markets Index	(839)	March 2019	(41,478,465)	(3,181,505)
Ultra 10-Yr. U.S. Treasury Note	(11)	March 2019	(1,417,570)	(19,992)
Total Futures Short Contracts			($68,476,662)	($3,340,363)
Total Futures Contracts			($3,276,668)	($816,204)

Reference Description:

ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of January 31, 2019.

Foreign Currency Forward Contracts

Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	2,134,433	USD	2/11/2019	$56,619	$1,679
Argentina Peso	MSC	5,735,465	USD	2/14/2019	151,709	4,419
Argentina Peso	MSC	2,207,977	USD	2/22/2019	57,960	1,920
Argentina Peso	MSC	2,388,511	USD	2/25/2019	62,519	544
Brazilian Real	MSC	13,756,510	USD	2/4/2019	3,771,139	79,615
Brazilian Real	MSC	448,595	USD	3/6/2019	122,997	94
Chilean Peso	MSC	57,087,498	BRL	2/4/2019	87,060	5,112
Chilean Peso	MSC	462,251,321	USD	2/4/2019	704,942	28,066
Chilean Peso	MSC	28,875,997	USD	2/19/2019	44,054	1,426
Chilean Peso	MSC	20,556,254	USD	3/4/2019	31,345	(27)
Chilean Peso	MSC	425,869,327	USD	4/4/2019	649,871	11,989
Chinese Yuan Offshore	MSC	15,783,328	USD	3/20/2019	2,354,154	50,678
Colombian Peso	MSC	2,317,825,198	USD	2/11/2019	746,381	11,201
Colombian Peso	MSC	822,207,729	USD	3/4/2019	264,801	1,638
Czech Republic Koruna	MSC	23,219,764	EUR	3/20/2019	1,034,040	14,589
Euro	MSC	489,155	USD	2/8/2019	560,197	1,488
Euro	MSC	365,077	HUF	3/20/2019	419,436	3,617
Euro	MSC	73,076	TRY	3/20/2019	83,643	(51)
Euro	MSC	206,473	USD	3/20/2019	237,216	1,806
Euro	MSC	360,190	CZK	3/20/2019	413,821	734
Euro	MSC	120,025	PLN	3/20/2019	137,896	1,278
Euro	MSC	227,450	RON	3/20/2019	261,316	2,603
Hungarian Forint	MSC	38,743,467	EUR	3/20/2019	141,014	4,678
Hungarian Forint	MSC	63,063,296	USD	3/20/2019	229,530	6,115
Indian Rupee	MSC	100,095,700	USD	2/7/2019	1,406,430	(4,570)
Indian Rupee	MSC	18,618,240	USD	2/28/2019	261,443	300
Indonesian Rupiah	MSC	5,260,026,971	USD	2/25/2019	375,461	6,103
Malaysian Ringgit	MSC	3,669,443	USD	2/4/2019	895,854	5,656
Malaysian Ringgit	MSC	1,217,686	USD	3/8/2019	297,242	2,759
Mexican Peso	MSC	36,252,768	USD	3/20/2019	1,884,967	40,277
New Taiwan Dollar	MSC	139,886,675	USD	2/11/2019	4,554,892	5,468
New Taiwan Dollar	MSC	52,651,828	USD	4/11/2019	1,722,113	4,440
Philippines Peso	MSC	35,271,625	USD	2/4/2019	676,696	5,266
Philippines Peso	MSC	7,291,373	USD	2/26/2019	139,690	1,648
Polish Zloty	MSC	1,040,980	HUF	3/20/2019	280,214	4,202
Polish Zloty	MSC	509,322	USD	3/20/2019	137,101	2,087
Polish Zloty	MSC	2,045,961	EUR	3/20/2019	550,738	10,398
Russian Ruble	MSC	143,223,331	USD	2/21/2019	2,186,211	51,483
Singapore Dollar	MSC	1,862,115	USD	3/20/2019	1,385,047	11,877
South African Rand	MSC	6,942,088	USD	3/20/2019	520,915	22,849
South Korean Won	MSC	3,270,677,424	USD	2/25/2019	2,942,733	48,029
Turkish Lira	MSC	1,878,574	USD	3/20/2019	355,108	18,183
Turkish Lira	MSC	735,095	EUR	3/20/2019	142,277	577
Total					$33,338,792	$472,243

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	2,156,561	USD	2/14/2019	$57,043	($1,036)
Argentina Peso	MSC	4,281,342	USD	2/25/2019	112,064	(938)
Argentina Peso	MSC	2,052,174	USD	3/6/2019	55,003	(1,013)
Brazilian Real	MSC	314,204	CLP	2/4/2019	86,134	(4,186)
Brazilian Real	MSC	13,442,309	USD	2/4/2019	3,685,006	(204,132)
Brazilian Real	MSC	4,794,810	USD	3/6/2019	1,312,478	(24,035)
Chilean Peso	MSC	519,338,819	USD	2/4/2019	792,002	(16,867)
Chilean Peso	MSC	28,701,224	USD	2/19/2019	43,788	(1,160)
Chinese Yuan Offshore	MSC	16,467,168	USD	3/20/2019	2,456,152	(84,094)
Czech Republic Koruna	MSC	9,283,320	EUR	3/20/2019	413,412	(325)
Euro	MSC	7,166,937	USD	2/8/2019	8,207,820	44,602
Euro	MSC	120,056	HUF	3/20/2019	137,932	(1,596)
Euro	MSC	1,134,541	USD	3/20/2019	1,303,467	(1,520)
Euro	MSC	119,524	TRY	3/20/2019	136,807	4,893
Euro	MSC	893,228	CZK	3/20/2019	1,026,225	(6,774)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Foreign Currency Forward Contracts

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Euro	MSC	473,652	PLN	3/20/2019	$544,177	($3,837)
Hungarian Forint	MSC	77,085,822	PLN	3/20/2019	280,567	(4,555)
Hungarian Forint	MSC	21,274,994	USD	3/20/2019	77,434	(1,489)
Hungarian Forint	MSC	117,334,427	EUR	3/20/2019	427,059	(11,240)
Indian Rupee	MSC	100,095,704	USD	2/7/2019	1,406,431	13,099
Indian Rupee	MSC	5,993,859	USD	2/28/2019	84,041	3
Indonesian Rupiah	MSC	1,985,884,943	USD	2/25/2019	141,752	(1,224)
Malaysian Ringgit	MSC	3,669,443	USD	2/4/2019	895,854	(5,985)
Mexican Peso	MSC	10,678,765	USD	2/7/2019	557,948	(43,629)
Mexican Peso	MSC	27,216,759	USD	3/20/2019	1,413,665	(31,471)
New Taiwan Dollar	MSC	139,886,675	USD	2/11/2019	4,554,891	(7,852)
New Taiwan Dollar	MSC	4,251,219	USD	4/11/2019	138,379	555
Philippines Peso	MSC	35,271,624	USD	2/4/2019	676,696	(6,388)
Philippines Peso	MSC	33,978,499	USD	2/26/2019	650,971	(4,219)
Polish Zloty	MSC	518,784	EUR	3/20/2019	139,648	(3,030)
Romanian New Leu	MSC	1,068,676	EUR	3/20/2019	258,236	477
Russian Ruble	MSC	39,856,993	USD	2/21/2019	608,302	(9,343)
Singapore Dollar	MSC	81,520	USD	3/20/2019	60,635	(1,166)
South African Rand	MSC	9,757,153	USD	3/20/2019	732,146	(37,002)
South African Rand	MSC	9,888,661	USD	4/3/2019	740,740	(34,397)
South Korean Won	MSC	1,845,005,640	USD	2/25/2019	1,660,011	(29,045)
Turkish Lira	MSC	447,645	EUR	3/20/2019	86,641	(2,947)
Turkish Lira	MSC	1,372,380	USD	3/20/2019	259,422	(14,454)
Total					$36,220,979	($537,320)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						($65,077)

Counterparty:

MSC	-	Morgan Stanley & Company

Currency:

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CZK	-	Czech Republic Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
PLN	-	Polish Zloty
RON	-	Romanian New Leu
TRY	-	Turkish Lira
USD	-	United States Dollar

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$18,958	$38,757	$51,138	658	$6,577	0.8%
Total Affiliated Short-Term Investments	18,958				6,577	0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	2,492	8,923	9,551	1,864	1,864	0.2
Total Collateral Held for Securities Loaned	2,492				1,864	0.2
Total Value	$21,450				$8,441

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 -1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$66
Total Income from Affiliated Investments				$66
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	43
Total Affiliated Income from Securities Loaned, Net				$43
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

SMALL CAP GROWTH FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (95.5%)	Value
Communications Services (0.6%)
3,945	ORBCOMM, Inc.[a]	$32,112

	Total	32,112

Consumer Discretionary (13.3%)
384	Bright Horizons Family Solutions, Inc.[a]	44,463
588	Burlington Stores, Inc.[a]	100,966
451	Children’s Place, Inc.	43,639
971	Core-Mark Holding Company, Inc.	27,071
2,561	Duluth Holdings, Inc.[a]	61,157
788	Five Below, Inc.[a]	97,499
726	G-III Apparel Group, Ltd.[a]	25,316
951	Habit Restaurants, Inc.[a]	9,719
500	Oxford Industries, Inc.	38,290
1,478	Planet Fitness, Inc.[a]	85,606
2,287	Red Rock Resorts, Inc.	58,044
244	Vail Resorts, Inc.	45,935
740	Wingstop, Inc.	48,581

	Total	686,286

Consumer Staples (3.2%)
394	Calavo Growers, Inc.	32,056
542	Casey’s General Stores, Inc.	69,745
1,706	Turning Point Brands, Inc.	60,409

	Total	162,210

Energy (2.3%)
4,295	Callon Petroleum Company[a]	34,961
1,624	Nine Energy Service, Inc.[a]	38,944
1,359	Talos Energy, Inc.[a]	25,957
2,254	Transocean, Ltd.[a]	19,317

	Total	119,179

Financials (9.4%)
649	Ameris Bancorp	24,630
758	Axos Financial, Inc.[a]	23,013
1,132	Essent Group, Ltd.[a]	44,997
1,454	Hamilton Lane, Inc.	52,737
339	Interactive Brokers Group, Inc.	17,086
763	Investment Technology Group, Inc.	23,088
264	MarketAxess Holdings, Inc.	56,699
701	PacWest Bancorp	27,052
1,617	Santander Consumer USA Holdings Inc.	30,820
1,346	Seacoast Banking Corporation of Florida[a]	37,042
6,299	SLM Corporation[a]	67,462
719	Stifel Financial Corporation	34,418
144	SVB Financial Group[a]	33,607
291	Western Alliance Bancorp[a]	12,885

	Total	485,536

Health Care (20.4%)
63	ABIOMED, Inc.[a]	22,117
654	Aerie Pharmaceuticals, Inc.[a]	30,751
347	Arena Pharmaceuticals, Inc.[a]	15,952
867	Cardiovascular Systems, Inc.[a]	26,990
1,241	Catalent, Inc.[a]	45,830
632	Concert Pharmaceuticals, Inc.[a]	8,943
1,238	Evolent Health, Inc.[a]	21,888
2,867	GenMark Diagnostics, Inc.[a]	19,037
1,546	Halozyme Therapeutics, Inc.[a]	25,014
728	Immunomedics, Inc.[a]	10,767
555	Inogen, Inc.[a]	83,922
481	Inspire Medical Systems, Inc.[a]	25,796
1,009	Intersect ENT, Inc.[a]	29,937

Shares	Common Stock (95.5%)	Value
Health Care (20.4%) - continued
279	Intra-Cellular Therapies, Inc.[a]	$3,359
823	LHC Group, Inc.[a]	87,016
177	Ligand Pharmaceuticals, Inc.[a]	20,904
928	Merit Medical Systems, Inc.[a]	52,460
1,906	Natera, Inc.[a]	25,902
458	Neurocrine Biosciences, Inc.[a]	40,405
530	Nevro Corporation[a]	25,737
632	Novocure, Ltd.[a]	30,968
1,101	NuVasive, Inc.[a]	55,204
3,224	Optinose, Inc.[a]	20,763
315	Ra Medical Systems, Inc.[a]	2,325
160	Sage Therapeutics, Inc.[a]	22,814
1,709	Tactile Systems Technology, Inc.[a]	113,785
323	Teleflex, Inc.	88,340
841	Veeva Systems, Inc.[a]	91,719

	Total	1,048,645

Industrials (15.4%)
1,025	Aerojet Rocketdyne Holdings, Inc.[a]	40,457
715	ASGN, Inc.[a]	45,038
2,065	Casella Waste Systems, Inc.[a]	62,198
625	Dycom Industries, Inc.[a]	36,281
435	Granite Construction, Inc.	18,801
1,448	Healthcare Services Group, Inc.	63,162
891	Heico Corporation	75,289
1,244	Mercury Systems, Inc.[a]	72,936
2,954	MRC Global, Inc.[a]	46,141
1,518	Ritchie Brothers Auctioneers, Inc.	54,587
1,209	SiteOne Landscape Supply, Inc.[a]	64,440
2,440	TPI Composites, Inc.[a]	73,859
92	Valmont Industries, Inc.	11,868
1,141	WageWorks, Inc.[a]	35,998
215	Watsco, Inc.	31,708
1,774	Willdan Group, Inc.[a]	59,695

	Total	792,458

Information Technology (30.4%)
487	Ambarella, Inc.[a]	18,506
182	Arista Networks, Inc.[a]	39,090
2,107	Blackline, Inc.[a]	100,251
499	CEVA, Inc.[a]	14,192
587	Cognex Corporation	26,708
557	Coupa Software, Inc.[a]	48,437
955	Descartes Systems Group, Inc.[a]	29,662
1,698	Dolby Laboratories, Inc.	109,742
396	Envestnet, Inc.[a]	21,483
675	Five9, Inc.[a]	34,513
1,087	Guidewire Software, Inc.[a]	94,221
777	M/A-COM Technology Solutions Holdings, Inc.[a]	14,009
1,311	Monolithic Power Systems, Inc.	165,920
1,362	New Relic, Inc.[a]	138,447
456	Novanta, Inc.[a]	31,774
1,429	Proofpoint, Inc.[a]	145,572
1,404	Q2 Holdings, Inc.[a]	83,440
4,504	Quantenna Communications, Inc.[a]	67,290
733	Rogers Corporation[a]	93,025
2,132	SailPoint Technologies Holdings, Inc.[a]	60,869
1,659	Sequans Communications SA ADR[a]	1,759
418	Tyler Technologies, Inc.[a]	79,081
100	Ultimate Software Group, Inc.[a]	27,307
319	Universal Display Corporation	33,122
1,147	Virtusa Corporation[a]	55,652
1,602	Zuora, Inc.[a]	34,667

	Total	1,568,739

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

SMALL CAP GROWTH FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (95.5%)	Value
Real Estate (0.5%)
272	CoreSite Realty Corporation	$26,871

	Total	26,871

	Total Common Stock (cost $4,715,579)	4,922,036

Shares	Registered Investment Companies (2.8%)	Value
Unaffiliated (2.8%)
269	iShares Russell 2000 Growth Index Fund	50,421
1,158	SPDR S&P Biotech ETF	96,809

	Total	147,230

	Total Registered Investment Companies (cost $158,109)	147,230

Shares	Short-Term Investments (1.5%)	Value
	Thrivent Core Short-Term Reserve Fund
7,725	2.720%	77,248

	Total Short-Term Investments (cost $77,247)	77,248

	Total Investments (cost $4,950,935) 99.8%	$5,146,514

	Other Assets and Liabilities, Net 0.2%	9,213

	Total Net Assets 100.0%	$5,155,727

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

SMALL CAP GROWTH FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	32,112	32,112	–	–
Consumer Discretionary	686,286	686,286	–	–
Consumer Staples	162,210	162,210	–	–
Energy	119,179	119,179	–	–
Financials	485,536	485,536	–	–
Health Care	1,048,645	1,048,645	–	–
Industrials	792,458	792,458	–	–
Information Technology	1,568,739	1,568,739	–	–
Real Estate	26,871	26,871	–	–
Registered Investment Companies
Unaffiliated	147,230	147,230	–	–
Subtotal Investments in Securities	$5,069,266	$5,069,266	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	77,248
Subtotal Other Investments	$77,248
Total Investments at Value	$5,146,514

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$158	$678	$759	8	$77	1.5%
Total Affiliated Short-Term Investments	158				77	1.5
Total Value	$158				$77

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$1
Total Income from Affiliated Investments				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Consumer Discretionary (7.0%)
118,223	Children’s Place, Inc.	$11,439,258
137,154	Core-Mark Holding Company, Inc.	3,823,854
224,599	Crocs, Inc.[a]	6,450,483
93,147	G-III Apparel Group, Ltd.[a]	3,248,036
59,200	Oxford Industries, Inc.	4,533,536
328,014	Red Rock Resorts, Inc.	8,324,995
33,183	Stamps.com, Inc.[a]	6,174,693
145,367	Zumiez, Inc.[a]	3,693,775

	Total	47,688,630

Consumer Staples (7.1%)
76,169	Casey’s General Stores, Inc.	9,801,427
750,295	Cott Corporation	11,389,478
282,990	Hain Celestial Group, Inc.[a]	5,187,207
117,260	John B. Sanfilippo & Son, Inc.	8,002,995
954,070	SunOpta, Inc.[a]	3,968,931
267,464	Turning Point Brands, Inc.	9,470,900

	Total	47,820,938

Energy (3.4%)
697,950	Callon Petroleum Company[a]	5,681,313
952,490	Euronav NV	7,410,372
296,904	Nine Energy Service, Inc.[a]	7,119,758
162,274	Talos Energy, Inc.[a]	3,099,433

	Total	23,310,876

Financials (23.7%)
45,285	Argo Group International Holdings, Ltd.	3,022,321
304,295	Assured Guaranty, Ltd.	12,342,205
269,475	BancorpSouth Bank	7,863,281
54,959	BOK Financial Corporation	4,567,642
173,959	First Interstate BancSystem, Inc.	6,770,484
141,462	Hamilton Lane, Inc.	5,130,827
214,517	Hancock Whitney Corporation	8,812,358
604,623	Heritage Commerce Corporation	8,023,347
132,072	Horace Mann Educators Corporation	5,500,799
135,479	Houlihan Lokey, Inc.	5,993,591
121,939	IBERIABANK Corporation	9,010,073
251,480	Investment Technology Group, Inc.	7,609,785
129,741	Kemper Corporation	9,753,928
56,270	National Bank Holdings Corporation	1,798,389
389,496	PCSB Financial Corporation	7,910,664
90,746	Primerica, Inc.	10,197,128
298,273	Santander Consumer USA Holdings Inc.	5,685,083
291,013	Seacoast Banking Corporation of Florida[a]	8,008,678
885,210	SLM Corporation[a]	9,480,599
121,539	State Auto Financial Corporation	4,132,326
95,747	Stifel Financial Corporation	4,583,409
275,257	Synovus Financial Corporation	9,749,603
169,283	United Community Banks, Inc.	4,353,959

	Total	160,300,479

Health Care (11.7%)
180,815	Catalent, Inc.[a]	6,677,498
226,291	Halozyme Therapeutics, Inc.[a]	3,661,388
36,319	Heska Corporation[a]	3,581,053
115,892	LHC Group, Inc.[a]	12,253,261
35,405	Neurocrine Biosciences, Inc.[a]	3,123,429
115,989	NuVasive, Inc.[a]	5,815,689
141,874	Omnicell, Inc.[a]	9,240,254
271,567	Optinose, Inc.[a,b]	1,748,892
101,412	PerkinElmer, Inc.	9,177,786
214,477	Syneos Health, Inc.[a]	10,946,906

Shares	Common Stock (92.6%)	Value
Health Care (11.7%) - continued
30,749	Teleflex, Inc.	$8,409,852
45,135	West Pharmaceutical Services, Inc.	4,886,766

	Total	79,522,774

Industrials (15.1%)
72,578	AGCO Corporation	4,659,508
106,975	Arcosa, Inc.	3,148,274
77,452	BWX Technologies, Inc.	3,595,322
60,034	Curtiss-Wright Corporation	6,815,060
165,000	Encore Wire Corporation	8,893,500
58,523	Granite Construction, Inc.	2,529,364
782,185	KeyW Holding Corporation[a]	5,616,088
50,000	Lindsay Corporation	4,294,000
735,246	MRC Global, Inc.[a]	11,484,542
108,614	Oshkosh Corporation	8,151,481
481,562	Primoris Services Corporation	9,607,162
77,483	Raven Industries, Inc.	2,866,096
184,408	Ritchie Brothers Auctioneers, Inc.	6,631,312
169,802	Terex Corporation	5,214,619
56,823	TransUnion	3,455,975
44,945	Valmont Industries, Inc.	5,797,905
115,009	Waste Connections, Inc.	9,610,152

	Total	102,370,360

Information Technology (15.7%)
31,848	Arista Networks, Inc.[a]	6,840,313
86,604	Blackline, Inc.[a]	4,120,618
66,382	Booz Allen Hamilton Holding Corporation	3,261,348
286,038	Ciena Corporation[a]	10,895,187
222,184	Dolby Laboratories, Inc.	14,359,752
65,295	Guidewire Software, Inc.[a]	5,659,771
154,197	M/A-COM Technology Solutions Holdings, Inc.[a]	2,780,172
27,295	Monolithic Power Systems, Inc.	3,454,455
230,034	National Instruments Corporation	10,172,103
65,703	Pegasystems, Inc.	3,698,422
188,363	Plexus Corporation[a]	10,570,932
34,732	Q2 Holdings, Inc.[a]	2,064,123
89,500	Rogers Corporation[a]	11,358,445
170,331	SailPoint Technologies Holdings, Inc.[a]	4,862,950
251,715	Virtusa Corporation[a]	12,213,212

	Total	106,311,803

Materials (3.4%)
44,781	Balchem Corporation	3,717,719
112,710	Chemours Company	4,029,382
148,462	Scotts Miracle-Gro Company	11,038,150
57,257	United States Lime & Minerals, Inc.	3,951,305

	Total	22,736,556

Real Estate (2.7%)
35,410	CoreSite Realty Corporation	3,498,154
352,407	Cousins Properties, Inc.	3,118,802
253,996	Physicians Realty Trust	4,599,867
170,784	Terreno Realty Corporation	6,889,427

	Total	18,106,250

Utilities (2.8%)
86,718	New Jersey Resources Corporation	4,205,823
60,599	NorthWestern Corporation	3,872,882
147,583	PNM Resources, Inc.	6,285,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Utilities (2.8%) - continued
56,477	Southwest Gas Holdings, Inc.	$4,423,279

	Total	18,787,544

	Total Common Stock (cost $543,503,169)	626,956,210

Shares	Registered Investment Companies (5.1%)	Value
Unaffiliated (5.1%)
83,096	iShares Dow Jones U.S. Real Estate Index Fund ETF	6,941,840
56,902	iShares Russell 2000 Index Fund	8,481,812
42,283	iShares Russell 2000 Value Index Fund	5,043,093
75,940	SPDR S&P Retail ETF[b]	3,353,510
28,871	SPDR S&P Semiconductor ETF	2,069,185
14,077	VanEck Vectors Semiconductor ETF	1,359,698
85,952	Vanguard Real Estate ETF	7,169,256

	Total	34,418,394

	Total Registered Investment Companies (cost $32,833,510)	34,418,394

Shares	Collateral Held for Securities Loaned (0.7%)	Value
4,843,875	Thrivent Cash Management Trust	4,843,875

	Total Collateral Held for Securities Loaned (cost $4,843,875)	4,843,875

Shares	Short-Term Investments (2.2%)	Value
	Thrivent Core Short-Term Reserve Fund
1,455,755	2.720%	14,557,548

	Total Short-Term Investments (cost $14,557,547)	14,557,548

	Total Investments (cost $595,738,101) 100.6%	$680,776,027

	Other Assets and Liabilities, Net (0.6%)	(4,070,082)

	Total Net Assets 100.0%	$676,705,945

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2019:

Securities Lending Transactions
Common Stock	$4,831,932

Total lending	$4,831,932
Gross amount payable upon return of collateral for securities loaned	$4,843,875

Net amounts due to counterparty	$11,943

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,688,630	47,688,630	–	–
Consumer Staples	47,820,938	47,820,938	–	–
Energy	23,310,876	23,310,876	–	–
Financials	160,300,479	160,300,479	–	–
Health Care	79,522,774	79,522,774	–	–
Industrials	102,370,360	102,370,360	–	–
Information Technology	106,311,803	106,311,803	–	–
Materials	22,736,556	22,736,556	–	–
Real Estate	18,106,250	18,106,250	–	–
Utilities	18,787,544	18,787,544	–	–
Registered Investment Companies
Unaffiliated	34,418,394	34,418,394	–	–
Subtotal Investments in Securities	$661,374,604	$661,374,604	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	14,557,548
Collateral Held for Securities Loaned	4,843,875
Subtotal Other Investments	$19,401,423
Total Investments at Value	$680,776,027

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$5,113	$68,278	$58,833	1,456	$14,558	2.2%
Total Affiliated Short-Term Investments	5,113				14,558	2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	19,754	22,429	37,339	4,844	4,844	0.7
Total Collateral Held for Securities Loaned	19,754				4,844	0.7
Total Value	$24,867				$19,402

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 -1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$65
Total Income from Affiliated Investments				$65
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	18
Total Affiliated Income from Securities Loaned, Net				$18
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Derivative Financial Instruments — Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage

238

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change

239

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts — All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended January 31, 2019, Aggressive Allocation Fund, Balanced Income Plus Fund, Government Bond Fund, High Income Municipal Bond Fund, Income Fund, Limited Maturity Bond Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Municipal Bond Fund, Opportunity Income Plus Fund and Partner Worldwide Allocation Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the period ended January 31, 2019, Aggressive Allocation Fund, Balanced Income Plus Fund, Large Cap Stock Fund, Low Volatility Equity Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Opportunity Income Plus Fund and Partner Worldwide Allocation Fund used equity futures to manage exposure to the equities markets.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the period ended January 31, 2019, Partner Worldwide Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements — All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral,

240

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the period ended January 31, 2019, High Yield Fund, Income Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative

Allocation Fund used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the fund.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

241

Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2019	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2019	By:	/s/ David S. Royal
David S. Royal President and Chief Investment Officer (Principal Executive Officer)

Date: March 29, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt Treasurer and Principal Accounting Officer (Principal Financial Officer)